UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

Xtrackers High Beta High Yield Bond ETF

HYUP: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYUP	$20	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers High Beta High Yield Bond ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the Underlying Index). The Underlying Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market.

The Fund returned 4.78% for the period ended August 31, 2026. The Fund's underlying index returned 4.91% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 2.23% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 4.87%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Energy and Consumer Non-Cyclical. The Transportation, Capital Goods and Utility Other sectors detracted from performance.

Fund Performance

Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market.

Bloomberg U.S. Universal Bond Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The Bloomberg U.S. Universal Bond Index is a required broad-based index that represents the fund’s overall debt market.

The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield liquid corporate bonds.

The Solactive USD High Yield Corporates Total Market Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers High Beta High Yield Bond ETF - NAV	Solactive USD High Yield Corporates Total Market High Beta Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
1/11/18	$10,000	$10,000	$10,000	$10,000
1/31/18	$10,000	$10,011	$9,939	$9,994
2/28/18	$9,905	$9,914	$9,845	$9,906
3/31/18	$9,808	$9,821	$9,895	$9,846
4/30/18	$9,908	$9,921	$9,829	$9,914
5/31/18	$9,934	$9,944	$9,882	$9,928
6/30/18	$10,000	$10,008	$9,868	$9,966
7/31/18	$10,134	$10,147	$9,889	$10,087
8/31/18	$10,206	$10,214	$9,937	$10,157
9/30/18	$10,275	$10,288	$9,895	$10,212
10/31/18	$10,045	$10,064	$9,812	$10,053
11/30/18	$9,932	$9,949	$9,856	$9,993
12/31/18	$9,621	$9,643	$10,010	$9,774
1/31/19	$10,158	$10,183	$10,148	$10,237
2/28/19	$10,373	$10,394	$10,159	$10,406
3/31/19	$10,467	$10,490	$10,343	$10,506
4/30/19	$10,646	$10,669	$10,357	$10,637
5/31/19	$10,433	$10,457	$10,516	$10,497
6/30/19	$10,744	$10,761	$10,665	$10,766
7/31/19	$10,800	$10,820	$10,696	$10,818
8/31/19	$10,805	$10,814	$10,939	$10,866
9/30/19	$10,820	$10,836	$10,891	$10,888
10/31/19	$10,855	$10,867	$10,926	$10,926
11/30/19	$10,858	$10,884	$10,924	$10,958
12/31/19	$11,190	$11,215	$10,940	$11,175
1/31/20	$11,125	$11,148	$11,137	$11,146
2/29/20	$10,877	$10,897	$11,304	$10,960
3/31/20	$9,552	$9,510	$11,083	$9,840
4/30/20	$9,785	$9,759	$11,305	$10,185
5/31/20	$10,307	$10,278	$11,410	$10,610
6/30/20	$10,363	$10,329	$11,506	$10,630
7/31/20	$10,906	$10,871	$11,708	$11,142
8/31/20	$11,063	$11,028	$11,640	$11,223
9/30/20	$10,929	$10,904	$11,619	$11,099
10/31/20	$10,933	$10,923	$11,578	$11,132
11/30/20	$11,521	$11,510	$11,729	$11,551
12/31/20	$11,824	$11,800	$11,769	$11,752
1/31/21	$11,856	$11,834	$11,695	$11,765
2/28/21	$11,902	$11,882	$11,544	$11,775
3/31/21	$11,973	$11,960	$11,410	$11,822
4/30/21	$12,108	$12,090	$11,506	$11,932
5/31/21	$12,129	$12,106	$11,550	$11,953
6/30/21	$12,283	$12,269	$11,634	$12,094
7/31/21	$12,292	$12,278	$11,751	$12,120
8/31/21	$12,358	$12,352	$11,743	$12,189
9/30/21	$12,371	$12,362	$11,643	$12,181
10/31/21	$12,313	$12,303	$11,633	$12,142
11/30/21	$12,140	$12,126	$11,647	$12,011
12/31/21	$12,449	$12,438	$11,639	$12,258
1/31/22	$12,059	$12,048	$11,384	$11,910
2/28/22	$11,948	$11,941	$11,229	$11,813
3/31/22	$11,859	$11,855	$10,928	$11,724
4/30/22	$11,331	$11,318	$10,520	$11,269
5/31/22	$11,322	$11,307	$10,578	$11,366
6/30/22	$10,394	$10,375	$10,367	$10,561
7/31/22	$11,131	$11,116	$10,627	$11,256
8/31/22	$10,805	$10,802	$10,351	$10,904
9/30/22	$10,315	$10,297	$9,905	$10,471
10/31/22	$10,715	$10,697	$9,796	$10,820
11/30/22	$10,882	$10,872	$10,162	$11,003
12/31/22	$10,768	$10,748	$10,127	$10,910
1/31/23	$11,274	$11,267	$10,441	$11,338
2/28/23	$11,130	$11,127	$10,185	$11,168
3/31/23	$11,151	$11,147	$10,424	$11,327
4/30/23	$11,257	$11,253	$10,487	$11,407
5/31/23	$11,118	$11,118	$10,379	$11,279
6/30/23	$11,424	$11,421	$10,362	$11,476
7/31/23	$11,622	$11,627	$10,373	$11,628
8/31/23	$11,681	$11,687	$10,310	$11,659
9/30/23	$11,558	$11,561	$10,064	$11,519
10/31/23	$11,319	$11,331	$9,913	$11,379
11/30/23	$11,879	$11,893	$10,359	$11,900
12/31/23	$12,426	$12,436	$10,752	$12,342
1/31/24	$12,379	$12,392	$10,727	$12,317
2/29/24	$12,467	$12,483	$10,598	$12,349
3/31/24	$12,612	$12,621	$10,702	$12,485
4/30/24	$12,470	$12,481	$10,452	$12,359
5/31/24	$12,608	$12,617	$10,625	$12,501
6/30/24	$12,712	$12,720	$10,722	$12,619
7/31/24	$13,041	$13,058	$10,966	$12,881
8/31/24	$13,266	$13,271	$11,127	$13,087
9/30/24	$13,570	$13,581	$11,294	$13,309
10/31/24	$13,511	$13,525	$11,037	$13,223
11/30/24	$13,704	$13,711	$11,154	$13,372
12/31/24	$13,648	$13,665	$10,985	$13,313
1/31/25	$13,866	$13,884	$11,051	$13,505
2/28/25	$13,956	$13,981	$11,280	$13,596
3/31/25	$13,710	$13,744	$11,277	$13,458
4/30/25	$13,662	$13,698	$11,317	$13,477
5/31/25	$13,955	$13,993	$11,260	$13,701
6/30/25	$14,258	$14,280	$11,435	$13,945
7/31/25	$14,322	$14,347	$11,419	$13,985
8/31/25	$14,520	$14,536	$11,556	$14,147
9/30/25	$14,628	$14,652	$11,678	$14,241
10/31/25	$14,611	$14,626	$11,755	$14,270
11/30/25	$14,679	$14,693	$11,826	$14,351
12/31/25	$14,816	$14,835	$11,818	$14,461
1/31/26	$14,909	$14,934	$11,836	$14,528
2/28/26	$14,920	$14,942	$12,016	$14,561
3/31/26	$14,733	$14,767	$11,801	$14,404
4/30/26	$15,033	$15,070	$11,837	$14,638
5/31/26	$15,090	$15,122	$11,879	$14,693
6/30/26	$15,096	$15,133	$11,910	$14,722
7/31/26	$15,051	$15,080	$11,764	$14,689
8/31/26	$15,214	$15,250	$11,814	$14,836

Yearly periods ended August 31

Table Summary
Fund/Index	1-Year	5-Year	Since Inception 1/11/18
Xtrackers High Beta High Yield Bond ETF - NAV	4.78%	4.24%	4.98%
Solactive USD High Yield Corporates Total Market High Beta Index	4.91%	4.31%	5.00%
Bloomberg U.S. Universal Bond Index	2.23%	0.10%	1.95%
Solactive USD High Yield Corporates Total Market Index	4.87%	4.01%	4.67%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	47,602,269
Number of Portfolio Holdings	690
Portfolio Turnover Rate (%)	60
Total Net Advisory Fees Paid ($)	70,910
Modified duration to worst	3.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Credit Quality

Table Summary
Credit Rating	% of Net Assets
BBB	4%
BB	53%
B	32%
CCC	10%
CC	0%

Sector Allocation

Table Summary
Sector	% of Net Assets
Communications	21%
Consumer, Cyclical	16%
Consumer, Non-cyclical	15%
Financial	14%
Energy	10%
Basic Materials	6%
Technology	6%
Industrial	5%
Utilities	5%
Diversified	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	82%
Canada	4%
United Kingdom	3%
Luxembourg	2%
Other	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing involves risk, including the possible loss of principal. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Distressed securities are speculative and involve substantial risks beyond the risks of investing in junk bonds, such as no interest payments or repayment of principal, or the loss of the entire investment in the distressed security. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. See the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HYUP-TSRA

R-102629-3 (10/26) DBX007549 (10/27)

Xtrackers Low Beta High Yield Bond ETF

HYDW: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYDW	$20	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Low Beta High Yield Bond ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the Underlying Index). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market.

The Fund returned 4.54% for the period ended August 31, 2026. The Fund's underlying index returned 4.73% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 2.23% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 4.87%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Capital Goods and Consumer Non-Cyclical.

Fund Performance

Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market.

Bloomberg U.S. Universal Bond Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The Bloomberg U.S. Universal Bond Index is a required broad-based index that represents the fund’s overall debt market.

The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield liquid corporate bonds.

The Solactive USD High Yield Corporates Total Market Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers Low Beta High Yield Bond ETF - NAV	Solactive USD High Yield Corporates Total Market Low Beta Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
1/11/18	$10,000	$10,000	$10,000	$10,000
1/31/18	$9,972	$9,980	$9,939	$9,994
2/28/18	$9,894	$9,899	$9,845	$9,906
3/31/18	$9,867	$9,877	$9,895	$9,846
4/30/18	$9,892	$9,905	$9,829	$9,914
5/31/18	$9,892	$9,906	$9,882	$9,928
6/30/18	$9,905	$9,913	$9,868	$9,966
7/31/18	$9,998	$10,011	$9,889	$10,087
8/31/18	$10,072	$10,083	$9,937	$10,157
9/30/18	$10,103	$10,115	$9,895	$10,212
10/31/18	$10,006	$10,027	$9,812	$10,053
11/30/18	$10,012	$10,029	$9,856	$9,993
12/31/18	$9,894	$9,912	$10,010	$9,774
1/31/19	$10,256	$10,278	$10,148	$10,237
2/28/19	$10,371	$10,394	$10,159	$10,406
3/31/19	$10,473	$10,497	$10,343	$10,506
4/30/19	$10,543	$10,569	$10,357	$10,637
5/31/19	$10,490	$10,513	$10,516	$10,497
6/30/19	$10,713	$10,737	$10,665	$10,766
7/31/19	$10,752	$10,779	$10,696	$10,818
8/31/19	$10,863	$10,882	$10,939	$10,866
9/30/19	$10,879	$10,901	$10,891	$10,888
10/31/19	$10,921	$10,944	$10,926	$10,926
11/30/19	$10,962	$10,988	$10,924	$10,958
12/31/19	$11,041	$11,073	$10,940	$11,175
1/31/20	$11,053	$11,082	$11,137	$11,146
2/29/20	$10,934	$10,959	$11,304	$10,960
3/31/20	$10,148	$10,121	$11,083	$9,840
4/30/20	$10,578	$10,564	$11,305	$10,185
5/31/20	$10,876	$10,853	$11,410	$10,610
6/30/20	$10,857	$10,838	$11,506	$10,630
7/31/20	$11,332	$11,316	$11,708	$11,142
8/31/20	$11,336	$11,324	$11,640	$11,223
9/30/20	$11,209	$11,195	$11,619	$11,099
10/31/20	$11,254	$11,240	$11,578	$11,132
11/30/20	$11,502	$11,494	$11,729	$11,551
12/31/20	$11,620	$11,609	$11,769	$11,752
1/31/21	$11,611	$11,601	$11,695	$11,765
2/28/21	$11,585	$11,574	$11,544	$11,775
3/31/21	$11,593	$11,590	$11,410	$11,822
4/30/21	$11,682	$11,677	$11,506	$11,932
5/31/21	$11,706	$11,699	$11,550	$11,953
6/30/21	$11,819	$11,815	$11,634	$12,094
7/31/21	$11,863	$11,857	$11,751	$12,120
8/31/21	$11,917	$11,920	$11,743	$12,189
9/30/21	$11,888	$11,891	$11,643	$12,181
10/31/21	$11,868	$11,870	$11,633	$12,142
11/30/21	$11,783	$11,783	$11,647	$12,011
12/31/21	$11,956	$11,957	$11,639	$12,258
1/31/22	$11,656	$11,658	$11,384	$11,910
2/28/22	$11,570	$11,570	$11,229	$11,813
3/31/22	$11,480	$11,482	$10,928	$11,724
4/30/22	$11,114	$11,114	$10,520	$11,269
5/31/22	$11,332	$11,332	$10,578	$11,366
6/30/22	$10,681	$10,676	$10,367	$10,561
7/31/22	$11,319	$11,312	$10,627	$11,256
8/31/22	$10,922	$10,922	$10,351	$10,904
9/30/22	$10,577	$10,568	$9,905	$10,471
10/31/22	$10,865	$10,861	$9,796	$10,820
11/30/22	$11,042	$11,045	$10,162	$11,003
12/31/22	$10,996	$10,986	$10,127	$10,910
1/31/23	$11,313	$11,314	$10,441	$11,338
2/28/23	$11,114	$11,117	$10,185	$11,168
3/31/23	$11,401	$11,406	$10,424	$11,327
4/30/23	$11,458	$11,462	$10,487	$11,407
5/31/23	$11,331	$11,341	$10,379	$11,279
6/30/23	$11,426	$11,435	$10,362	$11,476
7/31/23	$11,515	$11,529	$10,373	$11,628
8/31/23	$11,517	$11,531	$10,310	$11,659
9/30/23	$11,366	$11,375	$10,064	$11,519
10/31/23	$11,307	$11,322	$9,913	$11,379
11/30/23	$11,782	$11,803	$10,359	$11,900
12/31/23	$12,115	$12,134	$10,752	$12,342
1/31/24	$12,106	$12,131	$10,727	$12,317
2/29/24	$12,082	$12,107	$10,598	$12,349
3/31/24	$12,215	$12,240	$10,702	$12,485
4/30/24	$12,106	$12,133	$10,452	$12,359
5/31/24	$12,247	$12,276	$10,625	$12,501
6/30/24	$12,378	$12,407	$10,722	$12,619
7/31/24	$12,542	$12,577	$10,966	$12,881
8/31/24	$12,746	$12,773	$11,127	$13,087
9/30/24	$12,858	$12,893	$11,294	$13,309
10/31/24	$12,738	$12,775	$11,037	$13,222
11/30/24	$12,848	$12,881	$11,154	$13,372
12/31/24	$12,774	$12,809	$10,985	$13,313
1/31/25	$12,932	$12,970	$11,051	$13,505
2/28/25	$13,012	$13,052	$11,280	$13,596
3/31/25	$12,967	$13,015	$11,277	$13,458
4/30/25	$13,048	$13,096	$11,317	$13,477
5/31/25	$13,201	$13,252	$11,260	$13,706
6/30/25	$13,383	$13,438	$11,435	$13,945
7/31/25	$13,393	$13,450	$11,419	$13,985
8/31/25	$13,530	$13,584	$11,556	$14,147
9/30/25	$13,594	$13,654	$11,678	$14,241
10/31/25	$13,682	$13,740	$11,755	$14,270
11/30/25	$13,775	$13,834	$11,826	$14,351
12/31/25	$13,845	$13,906	$11,818	$14,461
1/31/26	$13,871	$13,937	$11,836	$14,528
2/28/26	$13,925	$13,992	$12,016	$14,561
3/31/26	$13,780	$13,856	$11,801	$14,404
4/30/26	$13,936	$14,014	$11,837	$14,638
5/31/26	$13,996	$14,070	$11,879	$14,693
6/30/26	$14,036	$14,116	$11,910	$14,722
7/31/26	$14,030	$14,106	$11,764	$14,689
8/31/26	$14,143	$14,226	$11,814	$14,836

Yearly periods ended August 31

Table Summary
Fund/Index	1-Year	5-Year	Since Inception 1/11/18
Xtrackers Low Beta High Yield Bond ETF - NAV	4.54%	3.48%	4.09%
Solactive USD High Yield Corporates Total Market Low Beta Index	4.73%	3.60%	4.16%
Bloomberg U.S. Universal Bond Index	2.23%	0.10%	1.95%
Solactive USD High Yield Corporates Total Market Index	4.87%	4.01%	4.67%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	63,084,389
Number of Portfolio Holdings	583
Portfolio Turnover Rate (%)	54
Total Net Advisory Fees Paid ($)	177,970
Modified duration to worst	2.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Credit Quality

Table Summary
Credit Rating	% of Net Assets
BBB	13%
BB	75%
B	11%
CCC	0%

Sector Allocation

Table Summary
Sector	% of Net Assets
Consumer, Non-cyclical	22%
Consumer, Cyclical	17%
Industrial	15%
Financial	13%
Energy	11%
Communications	9%
Basic Materials	4%
Technology	4%
Utilities	2%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	86%
Canada	4%
Other	7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing involves risk, including the possible loss of principal. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the Fund may diverge from that of the underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. See the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HYDW-TSRA

R-102630-3 (10/26) DBX007550 (10/27)

Xtrackers Short Duration High Yield Bond ETF

SHYL: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SHYL	$20	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Short Duration High Yield Bond ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the Underlying Index). The Underlying Index is designed to track the performance of short-term publicly issued US dollar denominated below investment grade corporate debt.

The Fund returned 4.32% for the period ended August 31, 2026. The Fund's underlying index returned 4.50% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 2.23% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 4.87%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Consumer Non-Cyclical and Energy. The Transportation and Utility Other sectors detracted from performance.

Fund Performance

Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued US dollar-denominated below investment grade corporate debt.

Bloomberg U.S. Universal Bond Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The Bloomberg U.S. Universal Bond Index is a required broad-based index that represents the fund’s overall debt market.

The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield liquid corporate bonds.

The Solactive USD High Yield Corporates Total Market Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers Short Duration High Yield Bond ETF - NAV	Solactive USD High Yield Corporates Total Market 0-5 Year Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
1/10/18	$10,000	$10,000	$10,000	$10,000
1/31/18	$10,019	$10,025	$9,952	$9,965
2/28/18	$9,978	$9,986	$9,857	$9,876
3/31/18	$9,954	$9,957	$9,907	$9,817
4/30/18	$10,016	$10,028	$9,841	$9,884
5/31/18	$10,055	$10,065	$9,895	$9,898
6/30/18	$10,093	$10,098	$9,880	$9,936
7/31/18	$10,188	$10,198	$9,901	$10,057
8/31/18	$10,247	$10,249	$9,950	$10,126
9/30/18	$10,308	$10,311	$9,907	$10,181
10/31/18	$10,177	$10,192	$9,824	$10,023
11/30/18	$10,140	$10,147	$9,868	$9,963
12/31/18	$9,939	$9,948	$10,023	$9,745
1/31/19	$10,315	$10,320	$10,161	$10,206
2/28/19	$10,458	$10,463	$10,172	$10,374
3/31/19	$10,514	$10,519	$10,356	$10,475
4/30/19	$10,597	$10,601	$10,370	$10,606
5/31/19	$10,504	$10,503	$10,529	$10,465
6/30/19	$10,676	$10,680	$10,678	$10,734
7/31/19	$10,714	$10,719	$10,710	$10,786
8/31/19	$10,735	$10,734	$10,952	$10,833
9/30/19	$10,741	$10,747	$10,905	$10,856
10/31/19	$10,761	$10,770	$10,940	$10,894
11/30/19	$10,747	$10,772	$10,938	$10,925
12/31/19	$10,931	$10,966	$10,954	$11,141
1/31/20	$10,905	$10,940	$11,151	$11,113
2/29/20	$10,763	$10,804	$11,318	$10,927
3/31/20	$9,732	$9,700	$11,097	$9,810
4/30/20	$9,926	$9,970	$11,319	$10,154
5/31/20	$10,241	$10,278	$11,425	$10,578
6/30/20	$10,314	$10,352	$11,520	$10,598
7/31/20	$10,699	$10,734	$11,722	$11,109
8/31/20	$10,796	$10,832	$11,655	$11,190
9/30/20	$10,721	$10,759	$11,634	$11,065
10/31/20	$10,753	$10,789	$11,592	$11,099
11/30/20	$11,119	$11,160	$11,743	$11,516
12/31/20	$11,308	$11,345	$11,784	$11,717
1/31/21	$11,357	$11,393	$11,710	$11,730
2/28/21	$11,420	$11,457	$11,559	$11,775
3/31/21	$11,499	$11,546	$11,424	$11,787
4/30/21	$11,594	$11,641	$11,520	$11,896
5/31/21	$11,634	$11,679	$11,564	$11,917
6/30/21	$11,721	$11,775	$11,648	$12,057
7/31/21	$11,715	$11,769	$11,765	$12,084
8/31/21	$11,753	$11,823	$11,758	$12,153
9/30/21	$11,768	$11,839	$11,657	$12,144
10/31/21	$11,773	$11,846	$11,648	$12,106
11/30/21	$11,673	$11,744	$11,662	$11,975
12/31/21	$11,832	$11,911	$11,654	$12,221
1/31/22	$11,644	$11,721	$11,398	$11,874
2/28/22	$11,586	$11,658	$11,243	$11,778
3/31/22	$11,556	$11,630	$10,941	$11,689
4/30/22	$11,308	$11,375	$10,533	$11,235
5/31/22	$11,355	$11,422	$10,591	$11,332
6/30/22	$10,759	$10,815	$10,380	$10,530
7/31/22	$11,280	$11,348	$10,641	$11,222
8/31/22	$11,065	$11,143	$10,364	$10,871
9/30/22	$10,795	$10,861	$9,917	$10,440
10/31/22	$11,101	$11,166	$9,809	$10,788
11/30/22	$11,245	$11,309	$10,174	$10,970
12/31/22	$11,205	$11,261	$10,140	$10,877
1/31/23	$11,541	$11,609	$10,454	$11,304
2/28/23	$11,445	$11,506	$10,197	$11,134
3/31/23	$11,544	$11,601	$10,437	$11,293
4/30/23	$11,634	$11,689	$10,500	$11,373
5/31/23	$11,539	$11,602	$10,392	$11,245
6/30/23	$11,731	$11,791	$10,375	$11,442
7/31/23	$11,848	$11,914	$10,386	$11,593
8/31/23	$11,910	$11,975	$10,323	$11,624
9/30/23	$11,850	$11,909	$10,077	$11,485
10/31/23	$11,724	$11,787	$9,925	$11,345
11/30/23	$12,132	$12,200	$10,372	$11,864
12/31/23	$12,512	$12,579	$10,766	$12,305
1/31/24	$12,501	$12,572	$10,740	$12,281
2/29/24	$12,580	$12,654	$10,611	$12,312
3/31/24	$12,683	$12,753	$10,715	$12,448
4/30/24	$12,594	$12,667	$10,465	$12,322
5/31/24	$12,714	$12,790	$10,638	$12,464
6/30/24	$12,823	$12,899	$10,736	$12,581
7/31/24	$13,055	$13,138	$10,979	$12,842
8/31/24	$13,250	$13,324	$11,141	$13,048
9/30/24	$13,474	$13,557	$11,292	$13,309
10/31/24	$13,442	$13,527	$11,036	$13,223
11/30/24	$13,587	$13,665	$11,152	$13,372
12/31/24	$13,563	$13,640	$10,984	$13,313
1/31/25	$13,742	$13,822	$11,050	$13,505
2/28/25	$13,825	$13,912	$11,278	$13,596
3/31/25	$13,681	$13,775	$11,276	$13,458
4/30/25	$13,701	$13,794	$11,315	$13,477
5/31/25	$13,918	$14,014	$11,258	$13,701
6/30/25	$14,134	$14,216	$11,433	$13,945
7/31/25	$14,183	$14,267	$11,417	$13,985
8/31/25	$14,342	$14,422	$11,554	$14,147
9/30/25	$14,418	$14,505	$11,677	$14,199
10/31/25	$14,455	$14,537	$11,754	$14,227
11/30/25	$14,517	$14,599	$11,825	$14,308
12/31/25	$14,627	$14,709	$11,816	$14,417
1/31/26	$14,665	$14,758	$11,834	$14,485
2/28/26	$14,679	$14,771	$12,014	$14,517
3/31/26	$14,578	$14,678	$11,799	$14,361
4/30/26	$14,783	$14,888	$11,835	$14,594
5/31/26	$14,834	$14,935	$11,877	$14,649
6/30/26	$14,858	$14,964	$11,908	$14,677
7/31/26	$14,855	$14,943	$11,762	$14,645
8/31/26	$14,961	$15,070	$11,812	$14,792

Yearly periods ended August 31

Table Summary
Fund/Index	1-Year	5-Year	Since Inception 1/10/18
Xtrackers Short Duration High Yield Bond ETF - NAV	4.32%	4.94%	4.77%
Solactive USD High Yield Corporates Total Market 0-5 Year Index	4.50%	4.97%	4.86%
Bloomberg U.S. Universal Bond Index	2.23%	0.10%	1.95%
Solactive USD High Yield Corporates Total Market Index	4.87%	4.01%	4.63%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	267,263,118
Number of Portfolio Holdings	831
Portfolio Turnover Rate (%)	46
Total Net Advisory Fees Paid ($)	503,302
Modified duration to worst	2.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Credit Quality

Table Summary
Credit Rating	% of Net Assets
BBB	8%
BB	62%
B	22%
CCC	7%
CC	0%

Sector Allocation

Table Summary
Sector	% of Net Assets
Consumer, Cyclical	19%
Consumer, Non-cyclical	18%
Communications	16%
Financial	15%
Industrial	9%
Energy	9%
Technology	5%
Basic Materials	5%
Utilities	2%
Diversified	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	83%
Canada	5%
Luxembourg	2%
United Kingdom	2%
Japan	2%
Other	4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SHYL-TSRA

R-102632-3 (10/26) DBX007551 (10/27)

Xtrackers USD High Yield BB-B ex Financials ETF

BHYB: Cboe BZX Exchange, Inc.

Annual Shareholder Report — August 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BHYB	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers USD High Yield BB-B ex Financials ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index (the Underlying Index). The Underlying Index is a subset of the ICE BofA US High Yield Index which is designed to track the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

The Fund returned 5.34% for the period ended August 31, 2026. The Fund's underlying index returned 5.45% and the Fund's broad-based index the  Bloomberg U.S. Universal Bond Index returned 2.23% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Energy and Communications.

Fund Performance

ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index is a subset of the ICE BofA US High Yield Index which is designed to track the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

Bloomberg U.S. Universal Bond Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The Bloomberg U.S. Universal Bond Index is a required broad-based index that represents the fund’s overall debt market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers USD High Yield BB-B ex Financials ETF - NAV	ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index
10/27/23	$10,000	$10,000	$10,000
10/31/23	$10,047	$10,052	$9,975
11/30/23	$10,507	$10,515	$10,424
12/31/23	$10,856	$10,862	$10,820
1/31/24	$10,867	$10,876	$10,794
2/29/24	$10,864	$10,877	$10,665
3/31/24	$10,991	$11,002	$10,769
4/30/24	$10,883	$10,897	$10,518
5/31/24	$11,001	$11,012	$10,692
6/30/24	$11,108	$11,119	$10,790
7/31/24	$11,287	$11,302	$11,035
8/31/24	$11,462	$11,474	$11,197
9/30/24	$11,582	$11,600	$11,353
10/31/24	$11,495	$11,513	$11,095
11/30/24	$11,614	$11,631	$11,212
12/31/24	$11,552	$11,569	$11,043
1/31/25	$11,709	$11,723	$11,109
2/28/25	$11,781	$11,802	$11,339
3/31/25	$11,676	$11,700	$11,336
4/30/25	$11,686	$11,711	$11,376
5/31/25	$11,878	$11,898	$11,318
6/30/25	$12,095	$12,122	$11,495
7/31/25	$12,127	$12,155	$11,478
8/31/25	$12,279	$12,302	$11,616
9/30/25	$12,380	$12,408	$11,739
10/31/25	$12,420	$12,445	$11,817
11/30/25	$12,499	$12,525	$11,888
12/31/25	$12,577	$12,606	$11,880
1/31/26	$12,645	$12,672	$11,898
2/28/26	$12,693	$12,723	$12,079
3/31/26	$12,542	$12,579	$11,863
4/30/26	$12,734	$12,774	$11,899
5/31/26	$12,806	$12,844	$11,941
6/30/26	$12,842	$12,879	$11,972
7/31/26	$12,809	$12,841	$11,825
8/31/26	$12,935	$12,973	$11,876
Table Summary
Fund/Index	1-Year	Since Inception 10/27/23
Xtrackers USD High Yield BB-B ex Financials ETF - NAV	5.34%	9.45%
ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index	5.45%	9.56%
Bloomberg U.S. Universal Bond Index	2.23%	6.22%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	3,118,831,814
Number of Portfolio Holdings	1,471
Portfolio Turnover Rate (%)	37
Total Net Advisory Fees Paid ($)	3,777,295
Modified duration to worst	3.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Credit Quality

Table Summary
Credit Rating	% of Net Assets
BBB	8%
BB	69%
B	23%

Sector Allocation

Table Summary
Sector	% of Net Assets
Consumer, Cyclical	20%
Communications	18%
Consumer, Non-cyclical	17%
Energy	13%
Industrial	11%
Basic Materials	6%
Technology	5%
Financial	4%
Utilities	4%
Diversified	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	85%
Canada	4%
United Kingdom	2%
Other	7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

ICE Data Indices, LLC, is used with permission. “ICE®” is a trade mark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index (“Index”) for use by DBX Advisors LLC ("Advisor") in connection with Xtrackers USD High Yield BB-B ex Financials ETF (the “Product”). Neither Advisor, DBX ETF Trust (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results. ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

BHYB-TSRA

R-102633-3 (10/26) DBX007552 (10/27)

Xtrackers USD High Yield Corporate Bond ETF

HYLB: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYLB	$5	0.05%

Gross expense ratio as of the latest prospectus: 0.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers USD High Yield Corporate Bond ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the Underlying Index). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds.

The Fund returned 4.86% for the period ended August 31, 2026. The Fund's underlying index returned 4.87% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 2.23% during the same period, while the Fund's additional, more narrowly based index, the iBoxx USD Liquid High Yield Index, returned 4.72%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Energy and Consumer Non-Cyclical. The Transportation and Utility Other sectors detracted from performance.

Fund Performance

Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds.

Bloomberg U.S. Universal Bond Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The Bloomberg U.S. Universal Bond Index is a required broad-based index that represents the fund’s overall debt market.

The iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the USD high yield corporate bond universe.

The iBoxx USD Liquid High Yield Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers USD High Yield Corporate Bond ETF - NAV	Solactive USD High Yield Corporates Total Market Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	iBoxx USD Liquid High Yield Index
12/7/16	$10,000	$10,000	$10,000	$10,000
12/31/16	$10,121	$10,132	$10,005	$10,086
1/31/17	$10,216	$10,243	$10,040	$10,195
2/28/17	$10,371	$10,396	$10,118	$10,348
3/31/17	$10,347	$10,374	$10,103	$10,320
4/30/17	$10,451	$10,474	$10,198	$10,422
5/31/17	$10,541	$10,568	$10,277	$10,523
6/30/17	$10,550	$10,578	$10,281	$10,534
7/31/17	$10,656	$10,693	$10,319	$10,647
8/31/17	$10,644	$10,684	$10,408	$10,630
9/30/17	$10,726	$10,762	$10,371	$10,713
10/31/17	$10,751	$10,795	$10,384	$10,745
11/30/17	$10,705	$10,753	$10,368	$10,703
12/31/17	$10,725	$10,771	$10,414	$10,723
1/31/18	$10,770	$10,823	$10,314	$10,771
2/28/18	$10,672	$10,727	$10,216	$10,671
3/31/18	$10,608	$10,663	$10,268	$10,612
4/30/18	$10,678	$10,736	$10,199	$10,694
5/31/18	$10,691	$10,751	$10,255	$10,713
6/30/18	$10,736	$10,792	$10,240	$10,759
7/31/18	$10,861	$10,923	$10,261	$10,888
8/31/18	$10,942	$10,999	$10,312	$10,969
9/30/18	$11,000	$11,059	$10,268	$11,028
10/31/18	$10,821	$10,887	$10,182	$10,850
11/30/18	$10,759	$10,822	$10,228	$10,797
12/31/18	$10,520	$10,584	$10,388	$10,564
1/31/19	$11,013	$11,086	$10,531	$11,069
2/28/19	$11,193	$11,268	$10,542	$11,248
3/31/19	$11,301	$11,377	$10,733	$11,356
4/30/19	$11,440	$11,519	$10,748	$11,502
5/31/19	$11,294	$11,367	$10,912	$11,343
6/30/19	$11,583	$11,658	$11,067	$11,631
7/31/19	$11,635	$11,715	$11,100	$11,698
8/31/19	$11,692	$11,767	$11,351	$11,750
9/30/19	$11,710	$11,791	$11,302	$11,785
10/31/19	$11,748	$11,832	$11,338	$11,831
11/30/19	$11,770	$11,866	$11,336	$11,880
12/31/19	$11,999	$12,101	$11,353	$12,112
1/31/20	$11,969	$12,070	$11,556	$12,071
2/29/20	$11,767	$11,868	$11,729	$11,872
3/31/20	$10,616	$10,656	$11,500	$10,659
4/30/20	$10,966	$11,029	$11,731	$11,038
5/31/20	$11,400	$11,489	$11,840	$11,502
6/30/20	$11,407	$11,511	$11,939	$11,485
7/31/20	$11,952	$12,066	$12,149	$12,035
8/31/20	$12,028	$12,154	$12,079	$12,126
9/30/20	$11,891	$12,019	$12,057	$11,974
10/31/20	$11,925	$12,055	$12,014	$12,015
11/30/20	$12,366	$12,508	$12,171	$12,467
12/31/20	$12,584	$12,726	$12,213	$12,677
1/31/21	$12,595	$12,740	$12,136	$12,706
2/28/21	$12,605	$12,752	$11,979	$12,713
3/31/21	$12,645	$12,802	$11,840	$12,763
4/30/21	$12,765	$12,921	$11,939	$12,889
5/31/21	$12,788	$12,944	$11,985	$12,917
6/30/21	$12,932	$13,096	$12,072	$13,062
7/31/21	$12,963	$13,125	$12,194	$13,087
8/31/21	$13,027	$13,200	$12,185	$13,170
9/30/21	$13,018	$13,190	$12,081	$13,148
10/31/21	$12,979	$13,149	$12,072	$13,111
11/30/21	$12,841	$13,007	$12,086	$12,969
12/31/21	$13,102	$13,274	$12,078	$13,244
1/31/22	$12,729	$12,897	$11,813	$12,865
2/28/22	$12,624	$12,792	$11,652	$12,777
3/31/22	$12,525	$12,696	$11,340	$12,664
4/30/22	$12,041	$12,203	$10,917	$12,167
5/31/22	$12,143	$12,308	$10,977	$12,285
6/30/22	$11,286	$11,437	$10,757	$11,412
7/31/22	$12,023	$12,189	$11,028	$12,194
8/31/22	$11,636	$11,808	$10,741	$11,772
9/30/22	$11,184	$11,340	$10,278	$11,333
10/31/22	$11,552	$11,717	$10,166	$11,689
11/30/22	$11,739	$11,915	$10,545	$11,950
12/31/22	$11,649	$11,814	$10,509	$11,824
1/31/23	$12,090	$12,278	$10,835	$12,292
2/28/23	$11,903	$12,094	$10,569	$12,092
3/31/23	$12,071	$12,266	$10,816	$12,253
4/30/23	$12,154	$12,353	$10,883	$12,352
5/31/23	$12,011	$12,214	$10,770	$12,196
6/30/23	$12,223	$12,428	$10,753	$12,403
7/31/23	$12,376	$12,592	$10,764	$12,575
8/31/23	$12,410	$12,626	$10,699	$12,602
9/30/23	$12,261	$12,474	$10,444	$12,450
10/31/23	$12,105	$12,322	$10,287	$12,286
11/30/23	$12,656	$12,887	$10,750	$12,856
12/31/23	$13,132	$13,366	$11,157	$13,350
1/31/24	$13,099	$13,339	$11,131	$13,317
2/29/24	$13,132	$13,373	$10,997	$13,349
3/31/24	$13,282	$13,521	$11,105	$13,503
4/30/24	$13,146	$13,384	$10,846	$13,360
5/31/24	$13,299	$13,538	$11,026	$13,521
6/30/24	$13,428	$13,665	$11,126	$13,654
7/31/24	$13,699	$13,948	$11,379	$13,936
8/31/24	$13,931	$14,172	$11,546	$14,154
9/30/24	$14,161	$14,413	$11,738	$14,447
10/31/24	$14,068	$14,319	$11,471	$14,366
11/30/24	$14,238	$14,481	$11,592	$14,535
12/31/24	$14,170	$14,417	$11,417	$14,469
1/31/25	$14,373	$14,625	$11,486	$14,677
2/28/25	$14,469	$14,723	$11,723	$14,774
3/31/25	$14,315	$14,574	$11,721	$14,635
4/30/25	$14,337	$14,594	$11,762	$14,648
5/31/25	$14,580	$14,842	$11,702	$14,898
6/30/25	$14,845	$15,101	$11,885	$15,174
7/31/25	$14,886	$15,144	$11,868	$15,236
8/31/25	$15,069	$15,320	$12,010	$15,416
9/30/25	$15,164	$15,422	$12,137	$15,518
10/31/25	$15,202	$15,453	$12,218	$15,552
11/30/25	$15,291	$15,541	$12,291	$15,641
12/31/25	$15,406	$15,660	$12,283	$15,747
1/31/26	$15,472	$15,733	$12,301	$15,824
2/28/26	$15,511	$15,768	$12,488	$15,843
3/31/26	$15,334	$15,598	$12,265	$15,678
4/30/26	$15,583	$15,852	$12,302	$15,926
5/31/26	$15,649	$15,911	$12,346	$16,005
6/30/26	$15,676	$15,942	$12,378	$16,038
7/31/26	$15,649	$15,907	$12,226	$15,989
8/31/26	$15,801	$16,066	$12,279	$16,144

Yearly periods ended August 31

Table Summary
Fund/Index	1-Year	5-Year	Since Inception 12/7/16
Xtrackers USD High Yield Corporate Bond ETF - NAV	4.86%	3.94%	4.81%
Solactive USD High Yield Corporates Total Market Index	4.87%	4.01%	4.99%
Bloomberg U.S. Universal Bond Index	2.23%	0.10%	2.13%
iBoxx USD Liquid High Yield Index	4.72%	4.06%	5.04%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	3,563,836,789
Number of Portfolio Holdings	1,271
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	1,793,602
Modified duration to worst	3.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Credit Quality

Table Summary
Credit Rating	% of Net Assets
BBB	8%
BB	63%
B	23%
CCC	6%
CC	0%

Sector Allocation

Table Summary
Sector	% of Net Assets
Consumer, Non-cyclical	18%
Consumer, Cyclical	17%
Communications	16%
Financial	13%
Energy	11%
Industrial	10%
Basic Materials	5%
Technology	5%
Utilities	4%
Diversified	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	84%
Canada	4%
United Kingdom	2%
Luxembourg	2%
Other	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HYLB-TSRA

R-102634-3 (10/26) DBX007553 (10/27)

Xtrackers S&P 100 Ex Top 20 ETF

XOEX: Cboe BZX Exchange, Inc.

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about the Xtrackers S&P 100 Ex Top 20 ETF (formerly, Xtrackers S&P 500 Value Scored & Screened ETF) (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XOEX	$17	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 100 Ex-Top 20 Select Index (the Underlying Index). The Underlying Index is designed to measure the capped market capitalization weighted performance of the companies in the S&P 100 Index excluding the 20 largest companies as measured by float-adjusted market capitalization.

The Fund returned 23.27% for the period ended August 31, 2026. The Fund's underlying index returned 23.49% and the Fund's broad-based index the  S&P 500® Index returned 20.38% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Financials. Consumer Discretionary is the only sector detracted from performance.

Fund Performance

S&P 100 Ex-Top 20 Select Index is designed to measure the capped market capitalization weighted performance of the companies in the S&P 100 Index excluding the 20 largest companies as measured by float-adjusted market capitalization.

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500® Index is a required broad-based index that represents the Fund’s overall equity market.

S&P 500® Value Scored & Screened Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500® value index.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers S&P 100 Ex Top 20 ETF - NAV	S&P 100 Ex Top 20 Select Index (the Underlying Index)	S&P 500® Index	S&P 500® Value Scored & Screened Index
11/9/22	$10,000	$10,000	$10,000	$10,000
2/23	$10,288	$10,294	$10,432	$10,294
8/23	$10,790	$10,805	$11,945	$10,805
2/24	$12,096	$12,123	$13,609	$12,123
8/24	$13,212	$13,257	$15,186	$13,257
2/25	$13,917	$13,978	$16,114	$13,978
8/25	$14,492	$14,564	$17,598	$14,564
2/26	$15,865	$15,958	$18,851	$16,688
8/26	$17,865	$17,985	$21,184	$18,062
Table Summary
Fund/Index	1-Year	Since Inception 11/9/22
Xtrackers S&P 100 Ex Top 20 ETF - NAV	23.27%	16.45%
S&P 100 Ex Top 20 Select Index	23.49%	16.64%
S&P 500® Index	20.38%	21.75%
S&P 500® Value Scored & Screened Index	24.02%	16.77%

Average Annual Total Returns

Prior to December 19, 2025, the Fund operated with a diﬀerent investment strategy, including tracking a diﬀerent underlying index. Performance may have been diﬀerent if the Fund’s current investment strategy had been in eﬀect. Index and Fund returns prior to December 19,  2025 reflect that of the prior underlying index and investment strategy, respectively.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	274,603,832
Number of Portfolio Holdings	83
Portfolio Turnover Rate (%)	41
Total Net Advisory Fees Paid ($)	164,035

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	25.3% of Net Assets
Mastercard, Inc.	3.0%
AbbVie, Inc.	2.9%
Palantir Technologies, Inc.	2.7%
Bank of America Corp.	2.6%
Chevron Corp.	2.5%
Lam Research Corp.	2.4%
Caterpillar, Inc.	2.3%
Merck & Co., Inc.	2.3%
Applied Materials, Inc.	2.3%
UnitedHealth Group, Inc.	2.3%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	18%
Financials	18%
Information Technology	18%
Industrials	16%
Consumer Staples	9%
Communication Services	7%
Consumer Discretionary	7%
Energy	3%
Utilities	2%
Materials	1%
Real Estate	1%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective December 19, 2025, the Fund changed its name from Xtrackers S&P 500 Value Scored & Screened ETF to Xtrackers S&P 100 Ex Top 20 ETF. The Fund also changed its 80% investment policy to reflect the Fund's investment of at least 80% of its total assets in component securities of its new underlying index, the S&P 100 Ex-Top 20 Select Index. The Fund changed from a non-diversified fund to a diversified fund.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

XOEX-TSRA

R-102666-3 (10/26) DBX007567 (10/27)

Xtrackers S&P 500 Diversified Sector Weight ETF

SPXD: Nasdaq Stock Market

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about the Xtrackers S&P 500 Diversified Sector Weight ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXD	$10	0.09%

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500® Diversified Sector Weight Index (the Underlying Index). The Underlying Index is designed to track the performance of the constituent securities of the S&P 500® Index reweighted to mitigate concentration risk and address sector imbalances. The S&P 500® Diversified Sector Weight Index’s reweighting approach is intended to provide a return more representative of all the business opportunities inherent to the S&P 500®, rather than a return tied principally to the business opportunities represented by the S&P 500’s® largest constituent companies.

The Fund returned 19.33% for the period ended August 31, 2026. The Fund's underlying index returned 19.43% and the Fund's broad-based index the  S&P 500® Index returned 20.38% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Energy. The Consumer Discretionary and Utilities sectors detracted from performance.

Fund Performance

S&P 500® Diversified Sector Weight Index is designed to track the performance of the constituent securities of the S&P 500® Index reweighted to mitigate concentration risk and address sector imbalances. The S&P 500® Diversified Sector Weight Index’s reweighting approach is intended to provide a return more representative of all the business opportunities inherent to the S&P 500®, rather than a return tied principally to the business opportunities represented by the S&P 500®’s largest constituent companies.

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500® Index is a required broad-based index that represents the Fund's overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers S&P 500 Diversified Sector Weight ETF - NAV	S&P 500® Diversified Sector Weight Index (the Underlying Index)	S&P 500® Index
7/24/25	$10,000	$10,000	$10,000
7/31/25	$9,784	$9,786	$9,971
8/31/25	$10,088	$10,091	$10,173
9/30/25	$10,249	$10,251	$10,544
10/31/25	$10,191	$10,192	$10,791
11/30/25	$10,418	$10,421	$10,818
12/31/25	$10,436	$10,439	$10,824
1/31/26	$10,779	$10,784	$10,981
2/28/26	$11,219	$11,228	$10,898
3/31/26	$10,566	$10,575	$10,355
4/30/26	$11,193	$11,200	$11,442
5/31/26	$11,413	$11,419	$12,044
6/30/26	$11,616	$11,626	$11,929
7/31/26	$11,762	$11,774	$11,921
8/31/26	$12,039	$12,052	$12,246
Table Summary
Fund/Index	1-Year	Since Inception 7/24/25
Xtrackers S&P 500 Diversified Sector Weight ETF - NAV	19.33%	18.25%
S&P 500® Diversified Sector Weight Index	19.43%	18.37%
S&P 500® Index	20.38%	20.09%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	7,114,974
Number of Portfolio Holdings	504
Portfolio Turnover Rate (%)	25
Total Net Advisory Fees Paid ($)	5,821

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	16.4% of Net Assets
Berkshire Hathaway, Inc.	3.8%
Abbott Laboratories	2.2%
Moderna, Inc.	1.7%
Procter & Gamble Co.	1.4%
Walt Disney Co.	1.3%
Regeneron Pharmaceuticals, Inc.	1.3%
Microsoft Corp.	1.2%
Phillips 66	1.2%
Costco Wholesale Corp.	1.2%
Sysco Corp.	1.1%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	15%
Financials	14%
Information Technology	13%
Consumer Staples	12%
Industrials	11%
Consumer Discretionary	9%
Communication Services	6%
Utilities	6%
Energy	6%
Real Estate	4%
Materials	4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. The securities markets are volatile, and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SPXD-TSRA

R-107252-2 (10/26) DBX007568 (10/27)

Xtrackers S&P 500 Growth Scored & Screened ETF

SNPG: Cboe BZX Exchange, Inc.

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about the Xtrackers S&P 500 Growth Scored & Screened ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPG	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500® Growth Scored & Screened Index (the Underlying Index). The Underlying Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500® Growth Index.

The Fund returned 19.36% for the period ended August 31, 2026. The Fund's underlying index returned 19.52% and the Fund's broad-based index the  S&P 500® Index returned 20.38% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Communication Services. The Consumer Discretionary and Utilities sectors detracted from performance.

Fund Performance

S&P 500® Growth Scored & Screened Index is a  market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500® Growth Index.

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500® Index is a required broad-based index that represents the fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers S&P 500 Growth Scored & Screened ETF - NAV	S&P 500® Growth Scored & Screened Index (the Underlying Index)	S&P 500® Index
11/9/22	$10,000	$10,000	$10,000
2/23	$10,616	$10,620	$10,432
8/23	$13,221	$13,241	$11,945
2/24	$15,206	$15,241	$13,609
8/24	$17,349	$17,406	$15,186
2/25	$18,615	$18,691	$16,114
8/25	$20,411	$20,509	$17,598
2/26	$21,114	$21,225	$18,851
8/26	$24,362	$24,512	$21,184
Table Summary
Fund/Index	1-Year	Since Inception 11/9/22
Xtrackers S&P 500 Growth Scored & Screened ETF - NAV	19.36%	26.32%
S&P 500® Growth Scored & Screened Index	19.52%	26.50%
S&P 500® Index	20.38%	21.75%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	14,244,068
Number of Portfolio Holdings	85
Portfolio Turnover Rate (%)	67
Total Net Advisory Fees Paid ($)	20,212

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	57.9% of Net Assets
Microsoft Corp.	11.3%
NVIDIA Corp.	9.1%
Alphabet, Inc.	8.6%
Micron Technology, Inc.	8.2%
Eli Lilly & Co.	7.0%
Lam Research Corp.	2.9%
Caterpillar, Inc.	2.8%
Applied Materials, Inc.	2.8%
Visa, Inc.	2.6%
Netflix, Inc.	2.6%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	44%
Health Care	13%
Financials	12%
Communication Services	11%
Industrials	10%
Consumer Discretionary	5%
Real Estate	1%
Consumer Staples	1%
Materials	1%
Utilities	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SNPG-TSRA

R-102665-3 (10/26) DBX007569 (10/27)

Xtrackers S&P 500 Scored & Screened ETF

SNPE: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about the Xtrackers S&P 500 Scored & Screened ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPE	$11	0.10%

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500®  Scored & Screened Index (the Underlying Index). The Underlying Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500®  Index.

The Fund returned 23.18% for the period ended August 31, 2026. The Fund's underlying index returned 23.30% and the Fund's broad-based index the  S&P 500® Index returned 20.38% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Communication Services. The Consumer Discretionary and Utilities sectors detracted from performance.

Fund Performance

S&P 500® Scored & Screened Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500®  index.

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500® Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers S&P 500 Scored & Screened ETF - NAV	S&P 500® Scored & Screened Index (the Underlying Index)	S&P 500® Index
6/26/19	$10,000	$10,000	$10,000
6/30/19	$10,079	$10,079	$10,086
7/31/19	$10,268	$10,270	$10,231
8/31/19	$10,119	$10,122	$10,068
9/30/19	$10,324	$10,328	$10,257
10/31/19	$10,570	$10,575	$10,479
11/30/19	$10,954	$10,960	$10,859
12/31/19	$11,308	$11,315	$11,187
1/31/20	$11,344	$11,353	$11,183
2/29/20	$10,401	$10,409	$10,262
3/31/20	$9,206	$9,215	$8,995
4/30/20	$10,386	$10,399	$10,148
5/31/20	$10,868	$10,883	$10,631
6/30/20	$11,149	$11,165	$10,842
7/31/20	$11,792	$11,811	$11,454
8/31/20	$12,724	$12,744	$12,277
9/30/20	$12,176	$12,197	$11,811
10/31/20	$11,843	$11,864	$11,497
11/30/20	$13,086	$13,110	$12,755
12/31/20	$13,529	$13,555	$13,245
1/31/21	$13,426	$13,453	$13,112
2/28/21	$13,728	$13,756	$13,473
3/31/21	$14,357	$14,387	$14,063
4/30/21	$15,192	$15,225	$14,814
5/31/21	$15,251	$15,286	$14,917
6/30/21	$15,677	$15,714	$15,266
7/31/21	$16,059	$16,098	$15,628
8/31/21	$16,560	$16,601	$16,103
9/30/21	$15,782	$15,823	$15,354
10/31/21	$17,095	$17,142	$16,430
11/30/21	$17,118	$17,166	$16,316
12/31/21	$17,811	$17,863	$17,048
1/31/22	$16,939	$16,988	$16,165
2/28/22	$16,493	$16,542	$15,681
3/31/22	$17,114	$17,167	$16,264
4/30/22	$15,547	$15,595	$14,845
5/31/22	$15,606	$15,655	$14,873
6/30/22	$14,352	$14,400	$13,645
7/31/22	$15,639	$15,692	$14,903
8/31/22	$14,972	$15,024	$14,295
9/30/22	$13,534	$13,582	$12,979
10/31/22	$14,734	$14,786	$14,030
11/30/22	$15,566	$15,623	$14,814
12/31/22	$14,651	$14,706	$13,960
1/31/23	$15,603	$15,663	$14,837
2/28/23	$15,163	$15,223	$14,475
3/31/23	$15,831	$15,896	$15,007
4/30/23	$16,140	$16,207	$15,241
5/31/23	$16,295	$16,365	$15,307
6/30/23	$17,346	$17,422	$16,319
7/31/23	$17,952	$18,032	$16,843
8/31/23	$17,666	$17,746	$16,575
9/30/23	$16,777	$16,855	$15,784
10/31/23	$16,471	$16,550	$15,453
11/30/23	$17,967	$18,054	$16,864
12/31/23	$18,730	$18,823	$17,630
1/31/24	$19,015	$19,111	$17,926
2/29/24	$19,969	$20,071	$18,883
3/31/24	$20,632	$20,740	$19,491
4/30/24	$19,873	$19,982	$18,695
5/31/24	$20,949	$21,067	$19,622
6/30/24	$21,668	$21,793	$20,326
7/31/24	$21,914	$22,043	$20,573
8/31/24	$22,398	$22,532	$21,072
9/30/24	$22,826	$22,965	$21,522
10/31/24	$22,578	$22,718	$21,327
11/30/24	$23,892	$24,043	$22,579
12/31/24	$23,195	$23,344	$22,041
1/31/25	$23,578	$23,731	$22,655
2/28/25	$23,330	$23,482	$22,359
3/31/25	$22,023	$22,169	$21,099
4/30/25	$21,690	$21,835	$20,956
5/31/25	$22,924	$23,080	$22,275
6/30/25	$24,196	$24,363	$23,408
7/31/25	$24,842	$25,015	$23,933
8/31/25	$25,434	$25,613	$24,418
9/30/25	$26,350	$26,539	$25,310
10/31/25	$27,077	$27,274	$25,902
11/30/25	$27,279	$27,478	$25,966
12/31/25	$27,491	$27,694	$25,982
1/31/26	$27,986	$28,197	$26,358
2/28/26	$27,735	$27,948	$26,158
3/31/26	$26,297	$26,498	$24,856
4/30/26	$28,990	$29,215	$27,464
5/31/26	$30,245	$30,479	$28,909
6/30/26	$30,482	$30,720	$28,634
7/31/26	$30,354	$30,595	$28,616
8/31/26	$31,329	$31,581	$29,395

Yearly periods ended August 31

Table Summary
Fund/Index	1-Year	5-Year	Since Inception 6/26/19
Xtrackers S&P 500 Scored & Screened ETF - NAV	23.18%	13.60%	17.23%
S&P 500® Scored & Screened Index	23.30%	13.72%	17.35%
S&P 500® Index	20.38%	12.79%	16.18%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	2,948,823,569
Number of Portfolio Holdings	328
Portfolio Turnover Rate (%)	10
Total Net Advisory Fees Paid ($)	2,430,760

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	41.7% of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	9.2%
Alphabet, Inc.	8.7%
Micron Technology, Inc.	2.6%
Eli Lilly & Co.	2.2%
Visa, Inc.	1.5%
Mastercard, Inc.	1.2%
Walmart, Inc.	1.1%
AbbVie, Inc.	1.1%
Intel Corp.	1.1%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	37%
Financials	13%
Health Care	12%
Communication Services	11%
Industrials	8%
Consumer Staples	5%
Consumer Discretionary	5%
Energy	3%
Real Estate	2%
Materials	2%
Utilities	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Stocks of medium-sized companies involve greater risk than securities of larger, more-established companies. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SNPE-TSRA

R-102664-3 (10/26) DBX007570 (10/27)

Xtrackers S&P Dividend Aristocrats Screened ETF

SNPD: Cboe BZX Exchange, Inc.

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about the Xtrackers S&P Dividend Aristocrats Screened ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPD	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P High Yield Dividend Aristocrats Screened® Index (the Underlying Index). The Underlying Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats® Index that meet certain environmental, social and governance (“ESG”) criteria. The S&P High Yield Dividend Aristocrats® Index measures the performance of companies within the S&P Composite 1500® Index that have followed a policy of consistently increasing dividends every year for at least 20 years.

The Fund returned 16.21% for the period ended August 31, 2026. The Fund's underlying index returned 16.42% and the Fund's broad-based index the  S&P Composite 1500® Index returned 20.31% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Materials and Financials. Consumer Discretionary is the only sector that detracted from performance.

Fund Performance

S&P High Yield Dividend Aristocrats Screened® Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats® Index that meet certain environmental, social and governance (“ESG”) criteria. The S&P High Yield Dividend Aristocrats® Index measures the performance of companies within the S&P Composite 1500® Index that have followed a policy of consistently increasing dividends every year for at least 20 years.

S&P Composite 1500® Index is a broad measure of the U.S. equity market which covers approximately 90% of the market capitalization of US stocks and includes all stocks in the S&P 500®, S&P 400® and S&P 600® Indices.

The S&P Composite 1500® Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers S&P Dividend Aristocrats Screened ETF - NAV	S&P High Yield Dividend Aristocrats Screened® Index (the Underlying Index)	S&P Composite 1500® Index
11/9/22	$10,000	$10,000	$10,000
2/23	$10,093	$10,098	$10,456
8/23	$10,201	$10,210	$11,855
2/24	$10,640	$10,659	$13,461
8/24	$11,644	$11,677	$14,987
2/25	$11,502	$11,541	$15,824
8/25	$11,722	$11,765	$17,243
2/26	$13,160	$13,219	$18,520
8/26	$13,623	$13,697	$20,746
Table Summary
Fund/Index	1-Year	Since Inception 11/9/22
Xtrackers S&P Dividend Aristocrats Screened ETF - NAV	16.21%	8.45%
S&P High Yield Dividend Aristocrats Screened® Index	16.42%	8.60%
S&P Composite 1500® Index	20.31%	21.09%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	3,059,002
Number of Portfolio Holdings	107
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	6,209

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	24.7% of Net Assets
Robert Half, Inc.	3.8%
Verizon Communications, Inc.	3.4%
Best Buy Co., Inc.	2.4%
Amcor PLC	2.4%
Target Corp.	2.3%
Franklin Templeton, Inc.	2.3%
J M Smucker Co.	2.1%
Edison International	2.0%
Realty Income Corp.	2.0%
Kimberly-Clark Corp.	2.0%

Sector Allocation

Table Summary
Sector	% of Net Assets
Consumer Staples	19%
Industrials	19%
Utilities	14%
Materials	12%
Financials	9%
Real Estate	6%
Health Care	5%
Information Technology	5%
Consumer Discretionary	5%
Communication Services	3%
Energy	2%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

The Fund changed from a non-diversified fund to a diversified fund.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SNPD-TSRA

R-102667-3 (10/26) DBX007571 (10/27)

Xtrackers S&P MidCap 400 Scored & Screened ETF

MIDE: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about the Xtrackers S&P MidCap 400 Scored & Screened ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MIDE	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P MidCap 400® Scored & Screened Index (the Underlying Index). The Underlying Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400® Index.

The Fund returned 18.85% for the period ended August 31, 2026. The Fund's underlying index returned 19.12% and the Fund's broad-based index the S&P Composite 1500® Index returned 20.31% during the same period, while the Fund's additional, more narrowly based index, the S&P MidCap 400® Index, returned 17.13%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Industrials. The Consumer Discretionary and Consumer Staples sectors detracted from performance.

Fund Performance

S&P MidCap 400® Scored & Screened Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400® Index.

S&P Composite 1500® Index is a broad measure of the U.S. equity market which covers approximately 90% of the market capitalization of U.S. stocks and includes all stocks in the S&P 500®, S&P 400® and S&P 600® Indices.

The S&P Composite 1500® Index is a required broad-based index that represents the Fund’s overall equity market. It replaces the S&P MidCap 400® Index as the Fund's broad-based index in compliance with updated regulatory requirements.

S&P MidCap 400® Index seeks to measure the mid-cap segment of the U.S. equity market. The index is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.

The S&P MidCap 400® Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers S&P MidCap 400 Scored & Screened ETF - NAV	S&P MidCap 400® Scored & Screened Index (the Underlying Index)	S&P Composite 1500® Index	S&P MidCap 400® Index
2/24/21	$10,000	$10,000	$10,000	$10,000
2/28/21	$9,864	$9,864	$9,708	$9,867
3/31/21	$10,348	$10,349	$10,437	$10,327
4/30/21	$10,811	$10,815	$10,519	$10,792
5/31/21	$10,843	$10,847	$10,070	$10,813
6/30/21	$10,735	$10,740	$10,208	$10,703
7/31/21	$10,806	$10,812	$10,213	$10,740
8/31/21	$10,992	$11,001	$10,295	$10,949
9/30/21	$10,528	$10,537	$9,545	$10,514
10/31/21	$11,145	$11,154	$10,685	$11,133
11/30/21	$10,819	$10,828	$9,914	$10,806
12/31/21	$11,377	$11,391	$10,452	$11,355
1/31/22	$10,635	$10,649	$9,466	$10,536
2/28/22	$10,754	$10,769	$9,734	$10,654
3/31/22	$10,899	$10,916	$10,350	$10,801
4/30/22	$10,180	$10,196	$9,139	$10,033
5/31/22	$10,215	$10,234	$10,026	$10,108
6/30/22	$9,186	$9,201	$9,166	$9,136
7/31/22	$10,232	$10,253	$10,933	$10,127
8/31/22	$9,932	$9,954	$9,597	$9,813
9/30/22	$9,053	$9,073	$9,078	$8,911
10/31/22	$9,986	$10,011	$10,834	$9,848
11/30/22	$10,648	$10,679	$10,558	$10,451
12/31/22	$10,057	$10,087	$9,423	$9,872
1/31/23	$11,027	$11,064	$10,654	$10,783
2/28/23	$10,852	$10,889	$9,763	$10,587
3/31/23	$10,350	$10,384	$10,303	$10,248
4/30/23	$10,230	$10,265	$10,132	$10,167
5/31/23	$9,844	$9,881	$10,018	$9,843
6/30/23	$10,779	$10,822	$10,678	$10,745
7/31/23	$11,296	$11,341	$10,332	$11,188
8/31/23	$10,944	$10,988	$9,827	$10,864
9/30/23	$10,364	$10,407	$9,518	$10,293
10/31/23	$9,771	$9,812	$9,762	$9,744
11/30/23	$10,598	$10,646	$10,908	$10,573
12/31/23	$11,563	$11,619	$10,498	$11,494
1/31/24	$11,314	$11,370	$10,134	$11,298
2/29/24	$11,839	$11,897	$10,532	$11,969
3/31/24	$12,494	$12,557	$10,335	$12,639
4/30/24	$11,657	$11,717	$9,577	$11,878
5/31/24	$12,194	$12,259	$10,493	$12,399
6/30/24	$12,013	$12,079	$10,316	$12,203
7/31/24	$12,810	$12,883	$10,169	$12,912
8/31/24	$12,771	$12,846	$10,218	$13,051
9/30/24	$12,946	$13,024	$15,414	$12,958
10/31/24	$12,809	$12,887	$15,270	$14,100
11/30/24	$13,925	$14,012	$16,210	$13,095
12/31/24	$12,859	$12,940	$15,757	$13,600
1/31/25	$13,343	$13,430	$16,205	$13,008
2/28/25	$12,828	$12,913	$15,949	$12,297
3/31/25	$12,139	$12,222	$15,050	$12,020
4/30/25	$11,814	$11,894	$14,922	$12,668
5/31/25	$12,489	$12,578	$15,850	$13,122
6/30/25	$12,977	$13,073	$16,640	$13,334
7/31/25	$13,170	$13,269	$17,003	$13,787
8/31/25	$13,698	$13,805	$17,380	$13,787
9/30/25	$13,707	$13,813	$17,974	$13,850
10/31/25	$13,680	$13,788	$18,355	$13,785
11/30/25	$14,104	$14,220	$18,427	$14,068
12/31/25	$14,145	$14,263	$18,438	$14,078
1/31/26	$14,734	$14,859	$18,747	$14,648
2/28/26	$15,227	$15,358	$18,666	$15,252
3/31/26	$14,408	$14,534	$17,736	$14,430
4/30/26	$15,476	$15,615	$19,572	$15,564
5/31/26	$15,992	$16,141	$20,554	$15,946
6/30/26	$16,506	$16,661	$20,446	$16,518
7/31/26	$16,257	$16,417	$20,398	$16,125
8/31/26	$16,280	$16,444	$20,910	$16,149

Yearly periods ended August 31

Table Summary
Fund/Index	1-Year	5-Year	Since Inception 2/24/21
Xtrackers S&P MidCap 400 Scored & Screened ETF - NAV	18.85%	8.17%	9.23%
S&P MidCap 400® Scored & Screened Index	19.12%	8.37%	9.43%
S&P Composite 1500® Index	20.31%	12.39%	14.30%
S&P MidCap 400® Index	17.13%	8.08%	9.07%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	3,404,955
Number of Portfolio Holdings	270
Portfolio Turnover Rate (%)	34
Total Net Advisory Fees Paid ($)	5,680

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	11.3% of Net Assets
Twilio, Inc.	1.5%
Illumina, Inc.	1.3%
TechnipFMC PLC	1.3%
Everpure, Inc.	1.2%
Okta, Inc.	1.2%
nVent Electric PLC	1.0%
Carpenter Technology Corp.	1.0%
US Foods Holding Corp.	1.0%
United Therapeutics Corp.	0.9%
Royal Gold, Inc.	0.9%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	22%
Financials	16%
Information Technology	14%
Consumer Discretionary	10%
Health Care	10%
Real Estate	8%
Materials	6%
Energy	6%
Consumer Staples	3%
Utilities	2%
Communication Services	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Investing involves risk, including the possible loss of principal. Stocks may decline in value. Stocks of medium-sized companies involve greater risk than securities of larger, more-established companies. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

MIDE-TSRA

R-102669-3 (10/26) DBX007572 (10/27)

Xtrackers Europe Defense Technologies ETF

XDEF: Nasdaq Stock Market

Annual Shareholder Report — August 31, 2026

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XDEF	$18Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period February 19, 2026 (commencement of operations) through August 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Europe Defense Technologies ETF (the "Fund") for the period February 19, 2026 (commencement of operations) to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the STOXX Europe Total Market Defense, Space and Cybersecurity Innovation 50-25 Index (the Underlying Index). The Underlying Index seeks to capture the performance of European listed equity securities with established revenue and/or patent exposures to the defense, space and cybersecurity sectors.

The Fund returned  -7.25% for the period ended August 31, 2026. The Fund's underlying index returned  -7.12%   and the Fund's broad-based index the  MSCI Europe Index returned 3.87% during the same period.

The majority of sectors contributed negatively to performance during the period with the greatest detractors coming from Aerospace & Defense, Construction Machinery & Heavy Transportation Equipment and Air Freight & Logistics. IT Consulting & Other Services, Electrical Components & Equipment and Systems Software contributed positively to performance. From a geographical perspective, the majority of countries contributed negatively to performance during the period with the greatest detractors coming from Germany, France and the United Kingdom while Spain, Netherlands and Finland contributed positively to performance.

Fund Performance

STOXX Europe Total Market Defense, Space and Cybersecurity Innovation 50-25 Index seeks to capture the performance of European listed equity securities with established revenue and/or patent exposures to the defense, space and cybersecurity sectors (the “Themes”).

MSCI Europe Index captures large and mid cap representation across 15 Developed Markets (DM) countries in Europe. With 396 constituents, the index covers approximately 85% of the free float-adjusted market capitalization across the European Developed Markets equity universe.

The MSCI Europe Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers Europe Defense Technologies ETF - NAV	STOXX Europe Total Market Defence, Space and Cybersecurity Innovation 50-25 Index (the Underlying Index)	MSCI Europe Index
2/19/26	$10,000	$10,000	$10,000
2/26	$9,712	$9,717	$10,084
3/26	$8,701	$8,708	$9,086
4/26	$8,773	$8,782	$9,730
5/26	$9,229	$9,239	$9,986
6/26	$8,435	$8,439	$10,079
7/26	$9,117	$9,126	$10,241
8/26	$9,275	$9,288	$10,387
Table Summary
Fund/Index	Since Inception 2/19/26
Xtrackers Europe Defense Technologies ETF - NAV	-7.25%
STOXX Europe Total Market Defence, Space and Cybersecurity Innovation 50-25 Index	-7.12%
MSCI Europe Index	3.87%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	4,568,881
Number of Portfolio Holdings	36
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	8,377

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	64.0% of Net Assets
Rolls-Royce Holdings PLC (United Kingdom)	9.2%
Safran SA (France)	8.5%
Airbus SE (Netherlands)	8.4%
BAE Systems PLC (United Kingdom)	7.9%
Rheinmetall AG (Germany)	6.8%
Saab AB (Sweden)	4.9%
MTU Aero Engines AG (Germany)	4.8%
Melrose Industries PLC (United Kingdom)	4.7%
Kongsberg Gruppen ASA (Norway)	4.5%
Thales SA (France)	4.3%

Sector Allocation

Table Summary
Sector	% of Net Assets
Aerospace & Defense	69%
Industrial Conglomerates	7%
IT Consulting & Other Services	4%
Diversified Support Services	4%
Contstruction Machinery & Heavy Transportation Equipment	2%
Environmental & Facilities Services	2%
Cable & Satellite	2%
Systems Software	1%
Industrial Machinery	1%
Electronic Equipment & Instruments	1%
Other	7%

Geographical Diversification

Table Summary
Country	% of Net Assets
United Kingdom	32%
Germany	19%
France	17%
Netherlands	8%
Sweden	5%
Norway	5%
Italy	5%
Spain	4%
Czech Republic	2%
Other	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Aerospace and defense companies rely on product sales to US and foreign governments and their performance may be adversely affected by government defense spending policies. Companies in the cybersecurity field may be adversely affected by intense competition in the industry, limited product lines and the volatility of the market for cybersecurity products and services. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

XDEF-TSRA

R-111636-1 (10/26) DBX007555 (10/27)

Xtrackers Europe Market Leaders ETF

XEML: Cboe BZX Exchange, Inc.

Annual Shareholder Report — August 31, 2026

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XEML	$25Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 23, 2025 (commencement of operations) through August 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Europe Market Leaders ETF (the "Fund") for the period December 23, 2025  (commencement of operations) to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the STOXX ®Europe Total Market Leaders Index (the Underlying Index). The Underlying Index seeks to capture the performance of European companies that are considered to be global leaders in their respective market segments as determined by the Underlying Index’s methodology.

The Fund returned 6.09% for the period ended August 31, 2026. The Fund's underlying index returned 6.11% and the Fund's broad-based index the MSCI Europe Index returned 11.97% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Information Technology and Utilities. Health Care and the Consumer Discretionary sectors detracted from performance. From a geographical perspective, the majority of the countries contributed positively to performance during the period with the greatest contribution coming from Switzerland, Netherlands and Germany while France contributed negatively to performance.

Fund Performance

STOXX ®Europe Total Market Leaders Index seeks to capture the performance of European companies that are considered to be global leaders in their respective market segments as determined by the Underlying Index’s methodology.

MSCI Europe Index captures large and mid cap representation across 15 Developed Markets (DM) countries in Europe. With 396 constituents, the index covers approximately 85% of the free float-adjusted market capitalization across the European Developed Markets equity universe.

The MSCI Europe Index is a required broad-based index that represents the fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers Europe Market Leaders ETF - NAV	STOXX Europe Total Market Leaders Index (the Underlying Index)	MSCI Europe Index
12/23/25	$10,000	$10,000	$10,000
12/25	$10,066	$10,091	$10,078
1/26	$10,414	$10,441	$10,526
2/26	$10,935	$10,944	$10,870
3/26	$9,595	$9,596	$9,794
4/26	$10,088	$10,079	$10,489
5/26	$10,388	$10,378	$10,764
6/26	$10,477	$10,472	$10,865
7/26	$10,557	$10,555	$11,040
8/26	$10,609	$10,611	$11,197
Table Summary
Fund/Index	Since Inception 12/23/25
Xtrackers Europe Market Leaders ETF - NAV	6.09%
STOXX Europe Total Market Leaders Index	6.11%
MSCI Europe Index	11.97%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	5,210,373
Number of Portfolio Holdings	43
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	12,397

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	47.4% of Net Assets
SAP SE (Germany)	5.9%
Safran SA (France)	5.0%
Schneider Electric SE (France)	4.9%
Cie Financiere Richemont SA (Switzerland)	4.7%
Roche Holding AG (Switzerland)	4.7%
Novo Nordisk A/S (Denmark)	4.5%
Deutsche Telekom AG (Germany)	4.5%
Sanofi SA (France)	4.4%
L'Oreal SA (France)	4.4%
Novartis AG (Switzerland)	4.4%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	30%
Industrials	25%
Consumer Discretionary	13%
Consumer Staples	10%
Information Technology	10%
Utilities	6%
Communication Services	4%
Energy	1%
Other	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
France	34%
Switzerland	22%
Germany	15%
United Kingdom	9%
Denmark	5%
Netherlands	4%
Spain	4%
Sweden	3%
United States	2%
Other	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

XEML-TSRA

R-111635-1 (10/26) DBX007554 (10/27)

Xtrackers FTSE Developed ex US Multifactor ETF

DEEF: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEEF	$26	0.24%

Gross expense ratio as of the latest prospectus: 0.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers FTSE Developed ex US Multifactor ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the Underlying Index). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States).

The Fund returned 20.63% for the period ended August 31, 2026. The Fund's underlying index returned 20.96% and the Fund's broad-based index the  FTSE Developed ex US Index returned 28.74% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Financials and Materials. From a geographical perspective, most of the countries contributed positively to performance during the period with the greatest contribution coming from Japan, Korea and the United Kingdom while Switzerland contributed negatively to performance.

Fund Performance

FTSE Developed ex US Comprehensive Factor Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index.

The FTSE Developed ex US Index is comprised of large- and mid-capitalization equity securities from developed markets (except the United States).

The FTSE Developed ex US Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers FTSE Developed ex US Multifactor ETF - NAV	FTSE Developed ex US Comprehensive Factor Index (the Underlying Index)	FTSE Developed ex US Index
'16	$10,000	$10,000	$10,000
'16	$10,154	$10,188	$10,127
'16	$9,786	$9,827	$9,925
'16	$9,509	$9,553	$9,755
'16	$9,730	$9,776	$10,067
'17	$10,020	$10,070	$10,382
'17	$10,198	$10,260	$10,525
'17	$10,392	$10,460	$10,802
'17	$10,704	$10,775	$11,043
'17	$11,074	$11,151	$11,440
'17	$11,115	$11,190	$11,456
'17	$11,425	$11,506	$11,797
'17	$11,518	$11,599	$11,785
'17	$11,759	$11,837	$12,090
'17	$12,028	$12,120	$12,306
'17	$12,170	$12,273	$12,442
'17	$12,413	$12,512	$12,677
'18	$12,904	$13,027	$13,259
'18	$12,399	$12,527	$12,627
'18	$12,224	$12,363	$12,421
'18	$12,443	$12,592	$12,731
'18	$12,350	$12,505	$12,477
'18	$12,099	$12,254	$12,301
'18	$12,258	$12,419	$12,577
'18	$12,129	$12,290	$12,364
'18	$12,170	$12,336	$12,462
'18	$11,171	$11,326	$11,424
'18	$11,172	$11,330	$11,435
'18	$10,724	$10,874	$10,861
'19	$11,521	$11,687	$11,645
'19	$11,686	$11,856	$11,913
'19	$11,760	$11,939	$11,960
'19	$11,850	$12,029	$12,285
'19	$11,421	$11,596	$11,681
'19	$11,940	$12,122	$12,380
'19	$11,814	$12,002	$12,213
'19	$11,582	$11,771	$11,902
'19	$11,862	$12,060	$12,266
'19	$12,254	$12,461	$12,683
'19	$12,363	$12,576	$12,823
'19	$12,720	$12,941	$13,279
'20	$12,543	$12,765	$12,992
'20	$11,403	$11,604	$11,847
'20	$9,721	$9,893	$10,208
'20	$10,499	$10,690	$10,936
'20	$11,054	$11,261	$11,421
'20	$11,286	$11,492	$11,826
'20	$11,713	$11,929	$12,157
'20	$12,448	$12,680	$12,789
'20	$12,255	$12,492	$12,480
'20	$11,841	$12,070	$12,013
'20	$13,173	$13,429	$13,871
'20	$13,786	$14,057	$14,599
'21	$13,692	$13,965	$14,472
'21	$13,703	$13,977	$14,814
'21	$14,230	$14,526	$15,188
'21	$14,626	$14,937	$15,663
'21	$15,059	$15,386	$16,234
'21	$14,940	$15,266	$16,044
'21	$15,097	$15,441	$16,092
'21	$15,273	$15,621	$16,336
'21	$14,789	$15,139	$15,846
'21	$14,981	$15,336	$16,246
'21	$14,308	$14,648	$15,480
'21	$15,066	$15,434	$16,277
'22	$14,271	$14,621	$15,511
'22	$14,174	$14,530	$15,289
'22	$14,261	$14,627	$15,448
'22	$13,497	$13,854	$14,451
'22	$13,430	$13,782	$14,569
'22	$12,238	$12,562	$13,158
'22	$12,781	$13,121	$13,810
'22	$12,256	$12,588	$13,193
'22	$10,929	$11,230	$11,905
'22	$11,277	$11,589	$12,556
'22	$12,398	$12,738	$13,924
'22	$12,489	$12,838	$13,860
'23	$13,288	$13,659	$14,995
'23	$12,969	$13,338	$14,604
'23	$13,266	$13,654	$14,930
'23	$13,559	$13,953	$15,333
'23	$13,016	$13,400	$14,754
'23	$13,559	$13,958	$15,415
'23	$14,075	$14,492	$15,945
'23	$13,676	$14,088	$15,321
'23	$13,277	$13,691	$14,801
'23	$12,696	$13,093	$14,164
'23	$13,853	$14,288	$15,536
'23	$14,624	$15,087	$16,400
'24	$14,574	$15,037	$16,375
'24	$14,702	$15,171	$16,694
'24	$15,140	$15,634	$17,263
'24	$14,793	$15,283	$16,803
'24	$15,201	$15,706	$17,383
'24	$14,885	$15,385	$17,150
'24	$15,618	$16,151	$17,704
'24	$16,090	$16,640	$18,228
'24	$16,429	$16,997	$18,426
'24	$15,452	$15,997	$17,463
'24	$15,591	$16,149	$17,462
'24	$15,095	$15,643	$16,975
'25	$15,622	$16,191	$17,810
'25	$15,815	$16,393	$18,079
'25	$15,974	$16,567	$18,000
'25	$16,960	$17,597	$18,829
'25	$17,610	$18,273	$19,738
'25	$18,175	$18,867	$20,303
'25	$18,056	$18,755	$20,143
'25	$18,786	$19,515	$20,978
'25	$18,928	$19,669	$21,477
'25	$18,999	$19,750	$21,900
'25	$19,355	$20,131	$22,056
'25	$19,813	$20,613	$22,834
'26	$21,000	$21,852	$24,233
'26	$22,705	$23,633	$25,711
'26	$20,558	$21,410	$22,887
'26	$21,769	$22,672	$25,052
'26	$22,200	$23,120	$26,406
'26	$21,580	$22,471	$26,280
'26	$22,273	$23,203	$26,326
'26	$22,661	$23,605	$27,008

Yearly periods ended August 31

Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers FTSE Developed ex US Multifactor ETF - NAV	20.63%	8.21%	8.52%
FTSE Developed ex US Comprehensive Factor Index	20.96%	8.61%	8.97%
FTSE Developed ex US Index	28.74%	10.58%	10.45%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	56,703,906
Number of Portfolio Holdings	1,240
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	130,518

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	6.1% of Net Assets
Tesco PLC (United Kingdom)	0.9%
Magna International, Inc. (Canada)	0.8%
RWE AG (Germany)	0.7%
Industrivarden AB (Sweden)	0.6%
Repsol SA (Spain)	0.6%
ACS Actividades de Construccion y Servicios SA (Spain)	0.5%
J Sainsbury PLC (United Kingdom)	0.5%
ENEOS Holdings, Inc. (Japan)	0.5%
CK Hutchison Holdings Ltd. (Hong Kong)	0.5%
ORLEN SA (Poland)	0.5%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	24%
Financials	15%
Consumer Staples	10%
Consumer Discretionary	10%
Materials	10%
Utilities	7%
Energy	5%
Real Estate	5%
Information Technology	4%
Communication Services	4%
Health Care	4%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	30%
United Kingdom	9%
Australia	8%
South Korea	7%
Canada	7%
France	4%
Sweden	4%
Singapore	3%
Germany	3%
Hong Kong	3%
Israel	3%
Other	15%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Because the Fund seeks to provide exposure to stocks based on the following multifactors – value, momentum, quality, low volatility and size – it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Fund’s prospectus. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DEEF-TSRA

R-102612-3 (10/26) DBX007556 (10/27)

Xtrackers MSCI Kokusai Equity ETF

KOKU: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KOKU	$10	0.09%

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI Kokusai Equity ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Kokusai Index (the Underlying Index). The Underlying Index is designed to track the performance of equity markets in developed markets (excluding Japan). The Underlying Index is also known as the MSCI World ex Japan Index.

The Fund returned 20.19% for the period ended August 31, 2026. The Fund's underlying index returned 19.94% and the Fund's broad-based index the  MSCI World Index returned 20.37% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Health Care. From a geographical perspective, all countries contributed positively to performance during the period with the greatest contribution coming from the United States, Canada and the United Kingdom.

Fund Performance

MSCI Kokusai Index is designed to track the performance of equity markets in developed markets (excluding Japan). The MSCI Kokusai Index is also known as the MSCI World ex Japan Index.

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI World Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers MSCI Kokusai Equity ETF - NAV	MSCI Kokusai Index (the Underlying Index)	MSCI World Index
4/8/20	$10,000	$10,000	$10,000
4/30/20	$10,860	$10,866	$10,843
5/31/20	$11,384	$11,381	$11,367
6/30/20	$11,716	$11,709	$11,668
7/31/20	$12,345	$12,333	$12,226
8/31/20	$13,166	$13,148	$13,043
9/30/20	$12,666	$12,647	$12,593
10/31/20	$12,267	$12,243	$12,207
11/30/20	$13,841	$13,812	$13,767
12/31/20	$14,432	$14,399	$14,351
1/31/21	$14,290	$14,256	$14,208
2/28/21	$14,672	$14,634	$14,572
3/31/21	$15,193	$15,148	$15,057
4/30/21	$15,982	$15,929	$15,758
5/31/21	$16,229	$16,170	$16,004
6/30/21	$16,480	$16,420	$16,223
7/31/21	$16,816	$16,750	$16,514
8/31/21	$17,231	$17,160	$16,925
9/30/21	$16,436	$16,364	$16,222
10/31/21	$17,481	$17,403	$17,141
11/30/21	$17,104	$17,025	$16,765
12/31/21	$17,867	$17,780	$17,482
1/31/22	$16,921	$16,837	$16,557
2/28/22	$16,482	$16,395	$16,138
3/31/22	$16,980	$16,882	$16,581
4/30/22	$15,576	$15,485	$15,204
5/31/22	$15,580	$15,481	$15,215
6/30/22	$14,227	$14,132	$13,897
7/31/22	$15,380	$15,275	$15,001
8/31/22	$14,723	$14,620	$14,374
9/30/22	$13,368	$13,271	$13,037
10/31/22	$14,366	$14,260	$13,974
11/30/22	$15,350	$15,228	$14,945
12/31/22	$14,659	$14,537	$14,311
1/31/23	$15,707	$15,574	$15,323
2/28/23	$15,348	$15,215	$14,955
3/31/23	$15,821	$15,676	$15,417
4/30/23	$16,118	$15,965	$15,687
5/31/23	$15,931	$15,776	$15,530
6/30/23	$16,920	$16,751	$16,470
7/31/23	$17,495	$17,318	$17,023
8/31/23	$17,082	$16,904	$16,616
9/30/23	$16,324	$16,151	$15,900
10/31/23	$15,871	$15,699	$15,438
11/30/23	$17,369	$17,179	$16,886
12/31/23	$18,232	$18,029	$17,715
1/31/24	$18,414	$18,205	$17,927
2/29/24	$19,215	$18,992	$18,687
3/31/24	$19,839	$19,605	$19,282
4/30/24	$19,119	$18,892	$18,571
5/31/24	$20,021	$19,773	$19,401
6/30/24	$20,467	$20,209	$19,795
7/31/24	$20,782	$20,516	$20,144
8/31/24	$21,364	$21,086	$20,677
9/30/24	$21,790	$21,503	$21,055
10/31/24	$21,386	$21,101	$20,638
11/30/24	$22,419	$22,117	$21,585
12/31/24	$21,812	$21,513	$21,022
1/31/25	$22,609	$22,296	$21,764
2/28/25	$22,459	$22,144	$21,607
3/31/25	$21,410	$21,102	$20,645
4/30/25	$21,553	$21,237	$20,829
5/31/25	$22,861	$22,518	$22,062
6/30/25	$23,888	$23,524	$23,014
7/31/25	$24,231	$23,863	$23,310
8/31/25	$24,809	$24,428	$23,918
9/30/25	$25,621	$25,224	$24,687
10/31/25	$26,115	$25,709	$25,181
11/30/25	$26,210	$25,797	$25,252
12/31/25	$26,432	$26,009	$25,456
1/31/26	$26,960	$26,526	$26,026
2/28/26	$27,035	$26,594	$26,217
3/31/26	$25,426	$25,005	$24,547
4/30/26	$27,876	$27,411	$26,901
5/31/26	$29,147	$28,651	$28,126
6/30/26	$28,935	$28,439	$27,924
7/31/26	$29,077	$28,576	$28,067
8/31/26	$29,818	$29,299	$28,791

Yearly periods ended August 31

Table Summary
Fund/Index	1-Year	5-Year	Since Inception 4/8/20
Xtrackers MSCI Kokusai Equity ETF - NAV	20.19%	11.59%	18.61%
MSCI Kokusai Index	19.94%	11.29%	18.28%
MSCI World Index	20.37%	11.21%	17.96%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	812,669,228
Number of Portfolio Holdings	1,089
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	662,386

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	29.4% of Net Assets
NVIDIA Corp. (United States)	5.9%
Apple, Inc. (United States)	5.4%
Microsoft Corp. (United States)	4.1%
Alphabet, Inc. (United States)	4.1%
Amazon.com, Inc. (United States)	2.9%
Broadcom, Inc. (United States)	1.9%
Meta Platforms, Inc. (United States)	1.5%
Micron Technology, Inc. (United States)	1.3%
Tesla, Inc. (United States)	1.2%
JPMorgan Chase & Co. (United States)	1.1%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	31%
Financials	16%
Industrials	10%
Health Care	9%
Consumer Discretionary	8%
Communication Services	8%
Consumer Staples	5%
Energy	4%
Materials	3%
Utilities	2%
Real Estate	2%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	75%
United Kingdom	4%
Canada	4%
Switzerland	3%
Germany	2%
France	2%
Australia	2%
Netherlands	2%
Other	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of a fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

KOKU-TSRA

R-102626-3 (10/26) DBX007557 (10/27)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

QARP: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about the Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QARP	$21	0.19%

Gross expense ratio as of the latest prospectus: 0.19%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000® 2Qual/Val 5% Capped Factor Index (the Underlying Index). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000® Index, which is comprised of large-cap equity securities from issuers in the United States.

The Fund returned 22.69% for the period ended August 31, 2026. The Fund's underlying index returned 22.91% and the Fund's broad-based index the  Russell 1000® Index returned 19.77% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Energy. Utilities was the sole detractor to performance.

Fund Performance

Russell 1000® 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Russell 1000® 2Qual/Val 5% Capped Factor Index are derived from its starting universe, the Russell 1000® Index.

Russell 1000® Index measures the performance of the large-cap segment of the US equity universe, is a subset of the Russell 3000® Index and  represents approximately 93% of the US equity market.

The Russell 1000® Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers Russell 1000 US QARP ETF - NAV	Russell 1000® 2Qual/Val 5% Capped Factor Index (the Underlying Index)	Russell 1000® Index
4/5/18	$10,000	$10,000	$10,000
4/30/18	$9,948	$9,950	$10,023
5/31/18	$10,184	$10,188	$10,279
6/30/18	$10,253	$10,259	$10,346
7/31/18	$10,620	$10,628	$10,703
8/31/18	$10,953	$10,965	$11,072
9/30/18	$11,023	$11,036	$11,114
10/31/18	$10,326	$10,339	$10,327
11/30/18	$10,481	$10,497	$10,537
12/31/18	$9,525	$9,539	$9,578
1/31/19	$10,273	$10,290	$10,380
2/28/19	$10,630	$10,650	$10,732
3/31/19	$10,776	$10,797	$10,919
4/30/19	$11,086	$11,109	$11,359
5/31/19	$10,312	$10,334	$10,636
6/30/19	$11,057	$11,083	$11,382
7/31/19	$11,294	$11,322	$11,559
8/31/19	$11,063	$11,097	$11,347
9/30/19	$11,296	$11,352	$11,544
10/31/19	$11,618	$11,674	$11,789
11/30/19	$12,085	$12,147	$12,234
12/31/19	$12,441	$12,506	$12,587
1/31/20	$12,209	$12,275	$12,601
2/29/20	$11,200	$11,261	$11,571
3/31/20	$9,680	$9,732	$10,042
4/30/20	$10,986	$11,047	$11,369
5/31/20	$11,655	$11,722	$11,969
6/30/20	$11,829	$11,899	$12,234
7/31/20	$12,252	$12,325	$12,950
8/31/20	$13,134	$13,216	$13,901
9/30/20	$12,626	$12,706	$13,393
10/31/20	$12,236	$12,314	$13,070
11/30/20	$13,746	$13,835	$14,609
12/31/20	$14,271	$14,365	$15,226
1/31/21	$14,135	$14,229	$15,101
2/28/21	$14,822	$14,926	$15,538
3/31/21	$15,663	$15,780	$16,126
4/30/21	$16,337	$16,462	$16,995
5/31/21	$16,547	$16,676	$17,075
6/30/21	$16,930	$17,064	$17,503
7/31/21	$17,310	$17,450	$17,867
8/31/21	$17,766	$17,914	$18,384
9/30/21	$16,863	$17,004	$17,539
10/31/21	$17,888	$18,040	$18,756
11/30/21	$17,806	$17,961	$18,505
12/31/21	$18,779	$18,946	$19,254
1/31/22	$17,859	$18,021	$18,169
2/28/22	$17,341	$17,502	$17,670
3/31/22	$17,989	$18,158	$18,266
4/30/22	$16,709	$16,874	$16,638
5/31/22	$16,676	$16,840	$16,613
6/30/22	$15,349	$15,504	$15,222
7/31/22	$16,630	$16,800	$16,639
8/31/22	$16,020	$16,184	$16,000
9/30/22	$14,601	$14,752	$14,520
10/31/22	$15,897	$16,064	$15,684
11/30/22	$16,962	$17,145	$16,533
12/31/22	$16,056	$16,231	$15,572
1/31/23	$16,984	$17,173	$16,616
2/28/23	$16,454	$16,639	$16,220
3/31/23	$17,192	$17,388	$16,733
4/30/23	$17,510	$17,712	$16,941
5/31/23	$17,313	$17,515	$17,020
6/30/23	$18,420	$18,640	$18,169
7/31/23	$19,083	$19,316	$18,794
8/31/23	$18,845	$19,078	$18,465
9/30/23	$18,231	$18,461	$17,597
10/31/23	$17,659	$17,884	$17,172
11/30/23	$18,862	$19,106	$18,776
12/31/23	$19,703	$19,962	$19,703
1/31/24	$19,897	$20,163	$19,977
2/29/24	$20,847	$21,129	$21,056
3/31/24	$21,597	$21,894	$21,731
4/30/24	$20,569	$20,854	$20,806
5/31/24	$21,393	$21,693	$21,786
6/30/24	$21,840	$22,149	$22,507
7/31/24	$22,372	$22,695	$22,835
8/31/24	$22,888	$23,222	$23,376
9/30/24	$23,283	$23,628	$23,876
10/31/24	$22,933	$23,276	$23,709
11/30/24	$24,339	$24,707	$25,235
12/31/24	$23,329	$23,683	$24,532
1/31/25	$24,364	$24,739	$25,313
2/28/25	$24,205	$24,583	$24,870
3/31/25	$23,203	$23,566	$23,431
4/30/25	$22,632	$22,981	$23,291
5/31/25	$23,432	$23,794	$24,778
6/30/25	$24,111	$24,486	$26,033
7/31/25	$24,376	$24,759	$26,611
8/31/25	$25,239	$25,643	$27,172
9/30/25	$25,757	$26,169	$28,113
10/31/25	$26,100	$26,520	$28,720
11/30/25	$26,661	$27,094	$28,790
12/31/25	$26,740	$27,179	$28,792
1/31/26	$27,816	$28,279	$29,189
2/28/26	$28,182	$28,658	$29,032
3/31/26	$26,812	$27,267	$27,588
4/30/26	$28,996	$29,494	$30,376
5/31/26	$29,579	$30,087	$31,926
6/30/26	$29,449	$29,961	$31,766
7/31/26	$30,227	$30,762	$31,651
8/31/26	$30,965	$31,519	$32,544

Yearly periods ended August 31

Table Summary
Fund/Index	1-Year	5-Year	Since Inception 4/5/18
Xtrackers Russell 1000 US QARP ETF - NAV	22.69%	11.75%	14.39%
Russell 1000® 2Qual/Val 5% Capped Factor Index	22.91%	11.96%	14.62%
Russell 1000® Index	19.77%	12.10%	15.06%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	78,204,170
Number of Portfolio Holdings	415
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	143,370

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	31.8% of Net Assets
Apple, Inc.	5.1%
Microsoft Corp.	4.9%
Meta Platforms, Inc.	3.7%
Alphabet, Inc.	3.4%
Berkshire Hathaway, Inc.	3.0%
NVIDIA Corp.	2.7%
ExxonMobil Holdings Corp.	2.5%
Johnson & Johnson	2.2%
Amazon.com, Inc.	2.2%
Visa, Inc.	2.1%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	23%
Health Care	14%
Financials	12%
Communication Services	11%
Industrials	10%
Consumer Discretionary	9%
Consumer Staples	9%
Energy	7%
Materials	3%
Utilities	1%
Real Estate	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Because the Fund seeks to provide exposure to stocks based on the following factors – quality and value – it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Fund’s prospectus. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

QARP-TSRA

R-102627-3 (10/26) DBX007558 (10/27)

Xtrackers Russell US Multifactor ETF

DEUS: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about the Xtrackers Russell US Multifactor ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEUS	$18	0.17%

Gross expense ratio as of the latest prospectus: 0.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000® Comprehensive Factor Index (the Underlying Index). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000® Index, which is comprised of large-cap equity securities from issuers in the United States.

The Fund returned 17.31% for the period ended August 31, 2026. The Fund's underlying index returned 17.53% and the Fund's broad-based index the  Russell 1000® Index returned 19.77% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Energy.

Fund Performance

Russell 1000® Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality, value, momentum, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000® Index.

Russell 1000® Index measures the performance of the large-cap segment of the US equity universe, is a subset of the Russell 3000® Index and represents approximately 93% of the US equity market.

The Russell 1000® Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers Russell US Multifactor ETF - NAV	Russell 1000® Comprehensive Factor Index (the Underlying Index)	Russell 1000® Index
'16	$10,000	$10,000	$10,000
'16	$9,933	$9,935	$10,008
'16	$9,716	$9,722	$9,813
'16	$10,136	$10,144	$10,200
'16	$10,289	$10,300	$10,391
'17	$10,498	$10,512	$10,600
'17	$10,882	$10,901	$11,011
'17	$10,880	$10,900	$11,017
'17	$11,012	$11,034	$11,134
'17	$11,089	$11,114	$11,276
'17	$11,158	$11,185	$11,355
'17	$11,312	$11,340	$11,580
'17	$11,277	$11,306	$11,616
'17	$11,592	$11,625	$11,863
'17	$11,856	$11,892	$12,135
'17	$12,315	$12,355	$12,505
'17	$12,340	$12,382	$12,645
'18	$12,837	$12,882	$13,339
'18	$12,327	$12,372	$12,849
'18	$12,284	$12,333	$12,558
'18	$12,206	$12,255	$12,600
'18	$12,413	$12,462	$12,922
'18	$12,441	$12,493	$13,005
'18	$12,848	$12,903	$13,454
'18	$13,188	$13,246	$13,918
'18	$13,106	$13,165	$13,971
'18	$12,157	$12,214	$12,982
'18	$12,443	$12,502	$13,246
'18	$11,259	$11,308	$12,040
'19	$12,202	$12,258	$13,049
'19	$12,685	$12,746	$13,491
'19	$12,800	$12,863	$13,726
'19	$13,248	$13,315	$14,280
'19	$12,542	$12,607	$13,370
'19	$13,390	$13,461	$14,308
'19	$13,564	$13,637	$14,531
'19	$13,392	$13,466	$14,265
'19	$13,691	$13,769	$14,512
'19	$13,830	$13,911	$14,819
'19	$14,237	$14,323	$15,379
'19	$14,490	$14,578	$15,824
'20	$14,311	$14,400	$15,841
'20	$12,992	$13,070	$14,546
'20	$10,600	$10,654	$12,624
'20	$11,977	$12,040	$14,292
'20	$12,781	$12,849	$15,046
'20	$12,880	$12,949	$15,379
'20	$13,635	$13,713	$16,279
'20	$14,052	$14,132	$17,474
'20	$13,724	$13,804	$16,836
'20	$13,659	$13,740	$16,430
'20	$15,121	$15,208	$18,364
'20	$15,717	$15,808	$19,141
'21	$15,574	$15,668	$18,983
'21	$16,095	$16,194	$19,533
'21	$17,075	$17,187	$20,272
'21	$17,860	$17,981	$21,364
'21	$18,084	$18,209	$21,465
'21	$18,085	$18,212	$22,003
'21	$18,408	$18,538	$22,460
'21	$18,947	$19,083	$23,110
'21	$18,063	$18,196	$22,048
'21	$19,130	$19,274	$23,578
'21	$18,752	$18,893	$23,262
'21	$19,892	$20,046	$24,204
'22	$18,656	$18,801	$22,840
'22	$18,379	$18,525	$22,213
'22	$18,854	$19,003	$22,962
'22	$17,713	$17,860	$20,916
'22	$17,970	$18,121	$20,884
'22	$16,544	$16,685	$19,135
'22	$17,807	$17,960	$20,917
'22	$17,281	$17,433	$20,113
'22	$15,800	$15,942	$18,253
'22	$17,408	$17,567	$19,717
'22	$18,546	$18,720	$20,783
'22	$17,687	$17,858	$19,575
'23	$18,702	$18,883	$20,887
'23	$18,227	$18,406	$20,390
'23	$18,181	$18,361	$21,035
'23	$18,198	$18,381	$21,296
'23	$17,486	$17,658	$21,395
'23	$18,973	$19,164	$22,840
'23	$19,450	$19,648	$23,625
'23	$19,029	$19,225	$23,212
'23	$18,267	$18,458	$22,121
'23	$17,624	$17,808	$21,587
'23	$19,120	$19,320	$23,603
'23	$20,297	$20,515	$24,768
'24	$20,330	$20,548	$25,113
'24	$21,344	$21,574	$26,469
'24	$22,276	$22,522	$27,318
'24	$21,012	$21,243	$26,155
'24	$21,635	$21,873	$27,387
'24	$21,594	$21,831	$28,294
'24	$22,661	$22,921	$28,705
'24	$23,173	$23,443	$29,386
'24	$23,577	$23,855	$30,014
'24	$23,258	$23,534	$29,804
'24	$24,969	$25,266	$31,723
'24	$23,217	$23,491	$30,839
'25	$24,028	$24,315	$31,820
'25	$23,800	$24,091	$31,264
'25	$23,249	$23,541	$29,454
'25	$22,988	$23,279	$29,279
'25	$23,863	$24,164	$31,148
'25	$24,467	$24,776	$32,726
'25	$24,565	$24,875	$33,453
'25	$25,229	$25,553	$34,157
'25	$25,420	$25,742	$35,341
'25	$24,960	$25,270	$36,104
'25	$25,653	$25,980	$36,192
'25	$25,565	$25,896	$36,194
'26	$26,602	$26,960	$36,692
'26	$27,794	$28,187	$36,496
'26	$26,366	$26,741	$34,681
'26	$27,851	$28,241	$38,185
'26	$28,233	$28,627	$40,133
'26	$28,872	$29,287	$39,933
'26	$29,480	$29,912	$39,788
'26	$29,596	$30,032	$40,910

Yearly periods ended August 31

Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers Russell US Multifactor ETF - NAV	17.31%	9.33%	11.46%
Russell 1000® Comprehensive Factor Index	17.53%	9.49%	11.62%
Russell 1000® Index	19.77%	12.10%	15.13%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	301,148,990
Number of Portfolio Holdings	864
Portfolio Turnover Rate (%)	42
Total Net Advisory Fees Paid ($)	389,378

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	6.7% of Net Assets
Allstate Corp.	1.0%
Archer-Daniels-Midland Co.	0.9%
McKesson Corp.	0.8%
Regeneron Pharmaceuticals, Inc.	0.7%
CF Industries Holdings, Inc.	0.6%
T. Rowe Price Group, Inc.	0.6%
Simon Property Group, Inc.	0.6%
Incyte Corp.	0.5%
Travelers Cos., Inc.	0.5%
Newmont Corp.	0.5%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	19%
Financials	15%
Health Care	14%
Consumer Discretionary	10%
Information Technology	9%
Consumer Staples	8%
Utilities	7%
Energy	6%
Real Estate	5%
Materials	5%
Communication Services	3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Because the Fund seeks to provide exposure to stocks based on the following multifactors – value, momentum, quality, low volatility and size – it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Fund’s prospectus. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DEUS-TSRA

R-102628-3 (10/26) DBX007559 (10/27)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

EMCR: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMCR	$17	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the Underlying Index). The Underlying Index is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Underlying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement.

The Fund returned 32.39% for the period ended August 31, 2026. The Fund's underlying index returned 32.51% and the Fund's broad-based index the  MSCI Emerging Markets Index returned 39.25% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Industrials. The Communication Services, Consumer Discretionary and Consumer Staples sectors detracted from performance. From a geographical perspective, most of the countries contributed positively to performance during the period with the greatest contribution coming from Taiwan, South Korea and Brazil while Hong Kong, India and Indonesia contributed negatively to performance.

Fund Performance

Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Underlying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement.

MSCI Emerging Markets Index captures large and mid-cap representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI Emerging Markets Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF - NAV	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the Underlying Index)	MSCI Emerging Markets Index
12/6/18	$10,000	$10,000	$10,000
12/31/18	$9,478	$9,481	$9,546
1/31/19	$10,176	$10,179	$10,383
2/28/19	$10,363	$10,366	$10,406
3/31/19	$10,414	$10,413	$10,494
4/30/19	$10,708	$10,713	$10,715
5/31/19	$10,156	$10,164	$9,937
6/30/19	$10,754	$10,763	$10,557
7/31/19	$10,629	$10,640	$10,428
8/31/19	$10,344	$10,356	$9,920
9/30/19	$10,623	$10,633	$10,109
10/31/19	$11,039	$11,052	$10,535
11/30/19	$11,154	$11,172	$10,521
12/31/19	$11,614	$11,634	$11,306
1/31/20	$11,341	$11,368	$10,779
2/29/20	$10,494	$10,516	$10,210
3/31/20	$9,073	$9,087	$8,638
4/30/20	$9,779	$9,794	$9,429
5/31/20	$10,126	$10,142	$9,501
6/30/20	$10,636	$10,650	$10,200
7/31/20	$11,198	$11,215	$11,111
8/31/20	$11,663	$11,685	$11,357
9/30/20	$11,433	$11,450	$10,883
10/31/20	$11,214	$11,229	$10,649
11/30/20	$12,588	$12,602	$12,081
12/31/20	$13,166	$13,180	$12,734
1/31/21	$13,326	$13,344	$12,762
2/28/21	$13,457	$13,478	$13,015
3/31/21	$13,624	$13,646	$13,179
4/30/21	$13,996	$14,015	$13,567
5/31/21	$14,337	$14,359	$13,977
6/30/21	$14,326	$14,360	$13,901
7/31/21	$14,085	$14,123	$13,672
8/31/21	$14,794	$14,878	$13,755
9/30/21	$14,125	$14,223	$13,209
10/31/21	$14,280	$14,377	$13,339
11/30/21	$13,776	$13,871	$12,795
12/31/21	$14,000	$14,104	$13,035
1/31/22	$13,922	$14,022	$12,789
2/28/22	$13,479	$13,617	$12,406
3/31/22	$13,305	$13,400	$12,126
4/30/22	$12,527	$12,620	$11,452
5/31/22	$12,549	$12,647	$11,502
6/30/22	$11,713	$11,803	$10,738
7/31/22	$11,661	$11,750	$10,711
8/31/22	$11,709	$11,806	$10,756
9/30/22	$10,331	$10,417	$9,495
10/31/22	$9,987	$10,070	$9,200
11/30/22	$11,489	$11,590	$10,565
12/31/22	$11,313	$11,416	$10,416
1/31/23	$12,258	$12,369	$11,239
2/28/23	$11,487	$11,594	$10,510
3/31/23	$11,830	$11,941	$10,829
4/30/23	$11,640	$11,750	$10,706
5/31/23	$11,554	$11,669	$10,526
6/30/23	$12,000	$12,122	$10,926
7/31/23	$12,687	$12,822	$11,606
8/31/23	$11,946	$12,074	$10,891
9/30/23	$11,605	$11,734	$10,606
10/31/23	$11,163	$11,284	$10,194
11/30/23	$12,124	$12,270	$11,010
12/31/23	$12,526	$12,704	$11,440
1/31/24	$11,978	$12,158	$10,909
2/29/24	$12,537	$12,738	$11,428
3/31/24	$12,816	$13,022	$11,679
4/30/24	$12,851	$13,059	$11,764
5/31/24	$12,935	$13,143	$11,830
6/30/24	$13,463	$13,719	$12,297
7/31/24	$13,529	$13,804	$12,333
8/31/24	$13,724	$14,059	$12,532
9/30/24	$14,818	$15,205	$13,369
10/31/24	$14,274	$14,601	$12,775
11/30/24	$13,849	$14,130	$12,316
12/31/24	$13,825	$14,114	$12,299
1/31/25	$13,887	$14,299	$12,518
2/28/25	$14,222	$14,483	$12,579
3/31/25	$14,167	$14,431	$12,659
4/30/25	$14,309	$14,592	$12,825
5/31/25	$14,927	$15,238	$13,372
6/30/25	$15,806	$16,149	$14,176
7/31/25	$16,163	$16,506	$14,453
8/31/25	$16,528	$16,878	$14,638
9/30/25	$17,740	$18,120	$15,685
10/31/25	$18,276	$18,689	$16,341
11/30/25	$17,782	$18,191	$15,950
12/31/25	$18,217	$18,635	$16,427
1/31/26	$19,742	$20,180	$17,881
2/28/26	$20,523	$20,981	$18,864
3/31/26	$17,907	$18,267	$16,400
4/30/26	$20,361	$20,771	$18,812
5/31/26	$22,116	$22,577	$20,635
6/30/26	$21,834	$22,280	$20,344
7/31/26	$21,216	$21,685	$19,719
8/31/26	$21,881	$22,364	$20,383

Yearly periods ended August 31

Table Summary
Fund/Index	1-Year	5-Year	Since Inception 12/6/18
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF - NAV	32.39%	8.14%	10.65%
Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR	32.51%	8.49%	10.95%
MSCI Emerging Markets Index	39.25%	8.18%	9.63%

Average Annual Total Returns

Prior to August 18, 2021, the Fund operated with a different investment strategy, including tracking a different underlying index. Performance may have been different if the Fund’s current investment strategy had been in effect. Index and Fund returns prior to August 18,  2021 reflect that of the prior underlying index and investment strategy, respectively.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	61,574,242
Number of Portfolio Holdings	1,531
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	80,470

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	31.0% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	9.6%
Samsung Electronics Co. Ltd. (South Korea)	5.4%
Tencent Holdings Ltd. (China)	4.3%
SK hynix, Inc. (South Korea)	4.2%
Alibaba Group Holding Ltd. (Hong Kong)	2.7%
Delta Electronics, Inc. (Taiwan)	1.3%
MediaTek, Inc. (Taiwan)	1.1%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.0%
China Construction Bank Corp. (China)	0.7%
ASE Technology Holding Co. Ltd. (Taiwan)	0.7%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	37%
Financials	21%
Consumer Discretionary	9%
Communication Services	9%
Industrials	6%
Health Care	5%
Materials	5%
Consumer Staples	3%
Real Estate	2%
Utilities	1%
Energy	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
Taiwan	25%
China	23%
South Korea	17%
India	11%
Hong Kong	3%
Brazil	3%
South Africa	3%
Saudi Arabia	2%
Mexico	2%
United Arab Emirates	2%
Other	9%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Underlying Index’s methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not follow a carbon reduction strategy. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. In certain situations, it may be difficult or impossible to sell an investment in the Fund at an acceptable price. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

EMCR-TSRA

R-102635-3 (10/26) DBX007560 (10/27)

Xtrackers MSCI EAFE Selection Equity ETF

EASG: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EASG	$15	0.14%

Gross expense ratio as of the latest prospectus: 0.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI EAFE Selection Equity ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred since September 1, 2025.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE Selection Index (the Underlying Index). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States.

The Fund returned 20.41% for the period ended August 31, 2026. The Fund's underlying index returned 20.40% and the Fund's broad-based index the  MSCI EAFE Index returned 21.62% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Information Technology and Industrials. The Communication Services, Consumer Discretionary and Health Care sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Japan, the Netherlands and the United Kingdom while the United States, Denmark and Israel contributed negatively to performance.

Fund Performance

MSCI EAFE Selection Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States.

MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the US and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers MSCI EAFE Selection Equity ETF - NAV	MSCI EAFE Selection Index (the Underlying Index)	MSCI EAFE Index
9/6/18	$10,000	$10,000	$10,000
9/30/18	$10,245	$10,245	$10,287
10/31/18	$9,399	$9,396	$9,468
11/30/18	$9,461	$9,461	$9,457
12/31/18	$8,988	$8,984	$8,998
1/31/19	$9,532	$9,533	$9,589
2/28/19	$9,773	$9,776	$9,833
3/31/19	$9,817	$9,820	$9,895
4/30/19	$10,120	$10,113	$10,173
5/31/19	$9,691	$9,681	$9,685
6/30/19	$10,274	$10,265	$10,259
7/31/19	$10,121	$10,115	$10,129
8/31/19	$9,911	$9,905	$9,867
9/30/19	$10,256	$10,249	$10,149
10/31/19	$10,687	$10,681	$10,514
11/30/19	$10,797	$10,792	$10,633
12/31/19	$11,134	$11,130	$10,978
1/31/20	$10,964	$10,960	$10,749
2/29/20	$10,016	$10,014	$9,777
3/31/20	$8,799	$8,792	$8,472
4/30/20	$9,363	$9,355	$9,020
5/31/20	$9,802	$9,796	$9,412
6/30/20	$10,152	$10,146	$9,733
7/31/20	$10,413	$10,406	$9,960
8/31/20	$10,911	$10,903	$10,472
9/30/20	$10,687	$10,677	$10,200
10/31/20	$10,190	$10,183	$9,792
11/30/20	$11,774	$11,767	$11,310
12/31/20	$12,298	$12,293	$11,836
1/31/21	$12,174	$12,170	$11,710
2/28/21	$12,322	$12,316	$11,973
3/31/21	$12,620	$12,608	$12,248
4/30/21	$12,931	$12,917	$12,617
5/31/21	$13,371	$13,356	$13,069
6/30/21	$13,200	$13,195	$12,881
7/31/21	$13,331	$13,326	$12,978
8/31/21	$13,672	$13,669	$13,207
9/30/21	$13,262	$13,252	$12,824
10/31/21	$13,619	$13,610	$13,139
11/30/21	$12,987	$12,978	$12,528
12/31/21	$13,689	$13,681	$13,169
1/31/22	$12,913	$12,907	$12,533
2/28/22	$12,567	$12,566	$12,311
3/31/22	$12,654	$12,648	$12,391
4/30/22	$11,856	$11,846	$11,589
5/31/22	$11,849	$11,831	$11,676
6/30/22	$10,797	$10,781	$10,592
7/31/22	$11,372	$11,356	$11,120
8/31/22	$10,743	$10,731	$10,592
9/30/22	$9,683	$9,668	$9,601
10/31/22	$10,210	$10,194	$10,118
11/30/22	$11,376	$11,358	$11,257
12/31/22	$11,371	$11,356	$11,266
1/31/23	$12,332	$12,316	$12,178
2/28/23	$12,078	$12,063	$11,924
3/31/23	$12,409	$12,388	$12,220
4/30/23	$12,824	$12,803	$12,565
5/31/23	$12,310	$12,285	$12,033
6/30/23	$12,813	$12,784	$12,581
7/31/23	$13,184	$13,155	$12,988
8/31/23	$12,657	$12,629	$12,490
9/30/23	$12,183	$12,156	$12,064
10/31/23	$11,713	$11,686	$11,575
11/30/23	$12,814	$12,787	$12,649
12/31/23	$13,521	$13,494	$13,321
1/31/24	$13,642	$13,614	$13,398
2/29/24	$13,839	$13,812	$13,643
3/31/24	$14,219	$14,187	$14,076
4/30/24	$13,952	$13,917	$13,731
5/31/24	$14,527	$14,493	$14,262
6/30/24	$14,439	$14,407	$14,032
7/31/24	$14,752	$14,719	$14,444
8/31/24	$15,230	$15,199	$14,914
9/30/24	$15,310	$15,278	$15,051
10/31/24	$14,300	$14,272	$14,233
11/30/24	$14,235	$14,210	$14,152
12/31/24	$13,821	$13,797	$13,830
1/31/25	$14,425	$14,400	$14,557
2/28/25	$14,582	$14,557	$14,839
3/31/25	$14,395	$14,363	$14,779
4/30/25	$15,019	$14,982	$15,456
5/31/25	$15,642	$15,603	$16,164
6/30/25	$15,989	$15,952	$16,520
7/31/25	$15,695	$15,662	$16,288
8/31/25	$16,291	$16,260	$16,982
9/30/25	$16,641	$16,608	$17,307
10/31/25	$16,873	$16,842	$17,511
11/30/25	$16,953	$16,926	$17,620
12/31/25	$17,353	$17,324	$18,148
1/31/26	$18,221	$18,195	$19,095
2/28/26	$18,974	$18,945	$19,979
3/31/26	$16,983	$16,951	$17,923
4/30/26	$18,313	$18,274	$19,258
5/31/26	$18,896	$18,853	$19,849
6/30/26	$19,142	$19,098	$19,862
7/31/26	$19,303	$19,262	$20,251
8/31/26	$19,617	$19,578	$20,654

Yearly periods ended August 31

Table Summary
Fund/Index	1-Year	5-Year	Since Inception 9/6/18
Xtrackers MSCI EAFE Selection Equity ETF - NAV	20.41%	7.49%	8.80%
MSCI EAFE Selection Index	20.40%	7.45%	8.77%
MSCI EAFE Index	21.62%	9.35%	9.50%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	68,724,099
Number of Portfolio Holdings	349
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	91,696

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	22.4% of Net Assets
ASML Holding NV (Netherlands)	5.7%
HSBC Holdings PLC (United Kingdom)	3.0%
Novartis AG (Switzerland)	2.4%
AstraZeneca PLC (United Kingdom)	2.1%
Allianz SE (Germany)	1.7%
Commonwealth Bank of Australia (Australia)	1.7%
Schneider Electric SE (France)	1.6%
TotalEnergies SE (France)	1.5%
Sumitomo Mitsui Financial Group, Inc. (Japan)	1.4%
Tokyo Electron Ltd. (Japan)	1.3%

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	26%
Industrials	19%
Information Technology	11%
Health Care	10%
Consumer Discretionary	8%
Consumer Staples	6%
Materials	6%
Communication Services	4%
Utilities	4%
Energy	3%
Real Estate	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	25%
United Kingdom	14%
France	12%
Switzerland	9%
Netherlands	9%
Australia	6%
Germany	5%
Sweden	4%
Spain	3%
Denmark	3%
Hong Kong	2%
Other	5%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective September 14, 2026 the Fund changed its name from Xtrackers MSCI EAFE Selection Equity ETF to Xtrackers Bloomberg Developed Markets ex US Equity ETF, and its ticker symbol changed from EASG to DMXU. In addition, the Fund's underlying index changed from the MSCI EAFE Selection Index to the Bloomberg Developed Markets ex US Core Markets Index. In addition, to be consistent with the repurposed Fund’s new name, one of the Fund’s 80% investment policy was changed to the following: “Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers from developed markets countries other than the United States as determined in accordance with the Underlying Index’s methodology." Also, effective September 14, 2026 the Fund's unitary advisory fee was reduced from 0.14% to 0.03% of the Fund's average daily net assets.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

EASG-TSRA

R-111639-1 (10/26) DBX007561 (10/27)

Xtrackers MSCI Emerging Markets Select ETF

EMCS: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMCS	$19	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Select ETF (formerly Xtrackers MSCI Emerging Markets Climate Selection ETF) (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Global Select 500 - Emerging Markets Subset Index (the Underlying Index). The Underlying Index consists of large- and medium-capitalization companies across emerging markets countries that meet certain environmental, social and governance ("ESG") criteria, as defined by the index provider.

The Fund returned 48.60% for the period ended August 31, 2026. The Fund's underlying index returned 49.09% and the Fund's broad-based index the MSCI Emerging Markets Index returned 39.25% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Materials. Consumer Discretionary, Communication Services and Energy sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Taiwan, Korea and the United States. Hong Kong, India and Russia contributed negatively to performance.

Fund Performance

MSCI Global Select 500 - Emerging Markets Subset Index is comprised of large and mid-capitalization companies in emerging markets that meet certain environmental, social and governance (“ESG”) criteria as defined by the index provider.

MSCI Emerging Markets Index captures large and mid-cap representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI Emerging Markets Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers MSCI Emerging Markets Select ETF - NAV	MSCI Global Select 500 - Emerging Markets Subset Index (the Underlying Index)	MSCI Emerging Markets Index
12/6/18	$10,000	$10,000	$10,000
12/31/18	$9,543	$9,542	$9,546
1/31/19	$10,391	$10,390	$10,383
2/28/19	$10,386	$10,384	$10,406
3/31/19	$10,487	$10,494	$10,494
4/30/19	$10,756	$10,768	$10,715
5/31/19	$9,945	$9,969	$9,937
6/30/19	$10,501	$10,533	$10,557
7/31/19	$10,452	$10,491	$10,428
8/31/19	$9,983	$10,018	$9,920
9/30/19	$10,070	$10,107	$10,109
10/31/19	$10,522	$10,565	$10,535
11/30/19	$10,608	$10,660	$10,521
12/31/19	$11,367	$11,427	$11,306
1/31/20	$10,827	$10,893	$10,779
2/29/20	$10,343	$10,395	$10,210
3/31/20	$8,797	$8,839	$8,638
4/30/20	$9,664	$9,712	$9,429
5/31/20	$9,726	$9,771	$9,501
6/30/20	$10,546	$10,598	$10,200
7/31/20	$11,695	$11,759	$11,111
8/31/20	$12,009	$12,076	$11,357
9/30/20	$11,851	$11,918	$11,174
10/31/20	$12,296	$12,372	$11,405
11/30/20	$12,999	$13,078	$12,459
12/31/20	$13,629	$13,723	$13,375
1/31/21	$14,457	$14,551	$13,785
2/28/21	$14,386	$14,490	$13,891
3/31/21	$14,195	$14,295	$13,681
4/30/21	$14,586	$14,688	$14,022
5/31/21	$14,576	$14,683	$14,183
6/30/21	$14,889	$15,009	$14,372
7/31/21	$13,847	$13,956	$13,404
8/31/21	$14,230	$14,340	$13,755
9/30/21	$13,586	$13,709	$13,209
10/31/21	$13,827	$13,948	$13,339
11/30/21	$13,152	$13,262	$12,795
12/31/21	$13,321	$13,440	$13,035
1/31/22	$13,180	$13,292	$12,789
2/28/22	$12,508	$12,704	$12,406
3/31/22	$12,353	$12,472	$12,126
4/30/22	$11,523	$11,638	$11,452
5/31/22	$11,558	$11,659	$11,502
6/30/22	$10,764	$10,853	$10,738
7/31/22	$10,607	$10,706	$10,711
8/31/22	$10,595	$10,714	$10,756
9/30/22	$9,263	$9,356	$9,495
10/31/22	$8,871	$8,967	$9,200
11/30/22	$10,359	$10,482	$10,565
12/31/22	$10,260	$10,376	$10,416
1/31/23	$11,198	$11,313	$11,239
2/28/23	$10,413	$10,522	$10,510
3/31/23	$10,777	$10,891	$10,829
4/30/23	$10,481	$10,591	$10,706
5/31/23	$10,273	$10,398	$10,526
6/30/23	$10,652	$10,785	$10,926
7/31/23	$11,283	$11,429	$11,606
8/31/23	$10,539	$10,682	$10,891
9/30/23	$10,194	$10,335	$10,606
10/31/23	$9,814	$9,948	$10,194
11/30/23	$10,530	$10,686	$11,010
12/31/23	$10,838	$11,015	$11,440
1/31/24	$10,374	$10,549	$10,909
2/29/24	$10,804	$10,995	$11,428
3/31/24	$11,043	$11,239	$11,679
4/30/24	$11,140	$11,346	$11,764
5/31/24	$11,257	$11,473	$11,830
6/30/24	$11,752	$11,995	$12,297
7/31/24	$11,767	$12,016	$12,333
8/31/24	$12,093	$12,376	$12,532
9/30/24	$13,076	$13,400	$14,453
10/31/24	$12,516	$12,784	$14,176
11/30/24	$11,967	$12,277	$13,372
12/31/24	$12,032	$12,328	$12,825
1/31/25	$12,158	$12,642	$12,659
2/28/25	$12,679	$12,994	$12,579
3/31/25	$12,679	$12,992	$12,518
4/30/25	$12,703	$13,038	$12,299
5/31/25	$13,278	$13,640	$12,316
6/30/25	$14,121	$14,521	$12,775
7/31/25	$14,325	$14,716	$13,369
8/31/25	$14,366	$14,726	$14,638
9/30/25	$15,668	$16,085	$15,685
10/31/25	$16,327	$16,794	$16,341
11/30/25	$15,947	$16,417	$15,950
12/31/25	$16,567	$17,060	$16,427
1/31/26	$18,043	$18,560	$17,881
2/28/26	$19,107	$19,640	$18,864
3/31/26	$16,532	$16,992	$16,400
4/30/26	$18,974	$19,504	$18,812
5/31/26	$21,308	$21,920	$20,635
6/30/26	$21,436	$22,060	$20,344
7/31/26	$21,003	$21,624	$19,719
8/31/26	$21,348	$21,975	$20,383

Yearly periods ended August 31

Table Summary
Fund/Index	1-Year	5-Year	Since Inception 12/6/18
Xtrackers MSCI Emerging Markets Select ETF - NAV	48.60%	8.45%	10.29%
MSCI Global Select 500 - Emerging Markets Subset Index	49.09%	8.89%	10.70%
MSCI Emerging Markets Index	39.25%	8.18%	9.63%

Average Annual Total Returns

Prior to November 4, 2024, the Fund operated with a different investment strategy, including tracking a different underlying index. Performance may have been different if the Fund’s current investment strategy had been in effect. Index and Fund returns prior to November 4, 2024 reflect that of the prior underlying index and investment strategy, respectively.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	1,027,891,918
Number of Portfolio Holdings	66
Portfolio Turnover Rate (%)	57
Total Net Advisory Fees Paid ($)	1,264,179

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	53.1% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	19.4%
Samsung Electronics Co. Ltd. (South Korea)	10.3%
SK hynix, Inc. (South Korea)	7.3%
Tencent Holdings Ltd. (China)	4.7%
Alibaba Group Holding Ltd. (Hong Kong)	2.8%
MediaTek, Inc. (Taiwan)	2.2%
Delta Electronics, Inc. (Taiwan)	1.7%
Southern Copper Corp. (United States)	1.6%
China Construction Bank Corp. (China)	1.6%
HDFC Bank Ltd. (India)	1.5%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	45%
Financials	31%
Consumer Discretionary	8%
Communication Services	8%
Materials	3%
Real Estate	2%
Industrials	1%
Energy	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
Taiwan	39%
South Korea	22%
China	14%
India	7%
Brazil	4%
United States	3%
Hong Kong	3%
Mexico	2%
Other	5%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective June 1, 2026, the Fund changed its name from Xtrackers MSCI Emerging Markets Climate Selection ETF to Xtrackers MSCI Emerging Markets Select ETF. In addition, the Fund's underlying index changed its name from MSCI Global Climate 500 Emerging Markets Selection Index to the MSCI Global Select 500 - Emerging Markets Subset Index, resulting from changes to the screening methodology of the Underlying Index’s parent index, the MSCI ACWI Select Climate 500 Index.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

EMCS-TSRA

R-102659-3 (10/26) DBX007562 (10/27)

Xtrackers MSCI USA Climate Action Equity ETF

USCA: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about the Xtrackers MSCI USA Climate Action Equity ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCA	$8	0.07%

Gross expense ratio as of the latest prospectus: 0.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA Climate Action Index (the Underlying Index) which is comprised of large and mid-capitalization companies in the United States that the Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition.

The Fund returned 15.02% for the period ended August 31, 2026. The Fund's underlying index returned 15.08% and the Fund's broad-based index the  MSCI USA Index returned 20.02% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Communication Services.

Fund Performance

MSCI USA Climate Action Index is comprised of large and mid-capitalization companies in the United States that the Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition.

MSCI USA Index is designed to measure the performance of the large and mid cap segments of the US market. The index covers approximately 85% of the free float-adjusted market capitalization in the US.

The MSCI USA Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers MSCI USA Climate Action Equity ETF - NAV	MSCI USA Climate Action Index (the Underlying Index)	MSCI USA Index
4/4/23	$10,000	$10,000	$10,000
4/30/23	$10,109	$10,109	$10,095
5/31/23	$10,319	$10,320	$10,161
6/30/23	$10,983	$10,985	$10,838
7/31/23	$11,409	$11,412	$11,211
8/31/23	$11,256	$11,260	$11,022
9/30/23	$10,737	$10,741	$10,505
10/31/23	$10,452	$10,456	$10,264
11/30/23	$11,437	$11,437	$11,231
12/31/23	$11,949	$11,950	$11,761
1/31/24	$12,202	$12,204	$11,944
2/29/24	$12,919	$12,922	$12,585
3/31/24	$13,308	$13,312	$12,985
4/30/24	$12,793	$12,798	$12,449
5/31/24	$13,392	$13,398	$13,044
6/30/24	$13,919	$13,926	$13,510
7/31/24	$14,048	$14,056	$13,680
8/31/24	$14,391	$14,400	$14,009
9/30/24	$14,736	$14,747	$14,311
10/31/24	$14,663	$14,674	$14,205
11/30/24	$15,572	$15,584	$15,094
12/31/24	$15,178	$15,192	$14,710
1/31/25	$15,738	$15,755	$15,158
2/28/25	$15,463	$15,482	$14,919
3/31/25	$14,537	$14,555	$14,046
4/30/25	$14,415	$14,434	$13,974
5/31/25	$15,248	$15,270	$14,876
6/30/25	$16,025	$16,049	$15,642
7/31/25	$16,369	$16,396	$16,000
8/31/25	$16,523	$16,550	$16,314
9/30/25	$17,029	$17,058	$16,912
10/31/25	$17,452	$17,483	$17,314
11/30/25	$17,382	$17,413	$17,319
12/31/25	$17,349	$17,380	$17,321
1/31/26	$17,361	$17,393	$17,545
2/28/26	$17,030	$17,061	$17,391
3/31/26	$16,255	$16,285	$16,538
4/30/26	$17,858	$17,893	$18,274
5/31/26	$18,666	$18,703	$19,237
6/30/26	$18,284	$18,319	$19,065
7/31/26	$18,455	$18,492	$19,054
8/31/26	$19,005	$19,046	$19,579
Table Summary
Fund/Index	1-Year	Since Inception 4/4/23
Xtrackers MSCI USA Climate Action Equity ETF - NAV	15.02%	20.71%
MSCI USA Climate Action Index	15.08%	20.77%
MSCI USA Index	20.02%	21.75%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	3,520,741,192
Number of Portfolio Holdings	392
Portfolio Turnover Rate (%)	35
Total Net Advisory Fees Paid ($)	2,169,341

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	46.2% of Net Assets
NVIDIA Corp.	9.4%
Apple, Inc.	8.6%
Microsoft Corp.	6.6%
Alphabet, Inc.	6.6%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	3.1%
Meta Platforms, Inc.	2.3%
Tesla, Inc.	1.9%
Eli Lilly & Co.	1.7%
Advanced Micro Devices, Inc.	1.4%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	41%
Communication Services	11%
Health Care	10%
Financials	10%
Consumer Discretionary	10%
Industrials	7%
Consumer Staples	4%
Energy	2%
Real Estate	2%
Materials	2%
Utilities	2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Underlying Index’s methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not follow a carbon reduction strategy. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

USCA-TSRA

R-102662-3 (10/26) DBX007565 (10/27)

Xtrackers MSCI USA Selection Equity ETF

USSG: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about the Xtrackers MSCI USA Selection Equity ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USSG	$10	0.09%

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA Selection Index (the Underlying Index). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market.

The Fund returned 23.03% for the period ended August 31, 2026. The Fund's underlying index returned 23.17% and the Fund's broad-based index the  MSCI USA Index returned 20.02% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Communication Services and Health Care. Consumer Discretionary is the only sector that detracted from the performance.

Fund Performance

MSCI USA Selection Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market.

MSCI USA Index is designed to measure the performance of the large and mid cap segments of the US market. The index covers approximately 85% of the free float-adjusted market capitalization in the US.

The MSCI USA Index is a required broad broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers MSCI USA Selection Equity ETF - NAV	MSCI USA Selection Index (the Underlying Index)	MSCI USA Index
3/7/19	$10,000	$10,000	$10,000
3/31/19	$10,228	$10,229	$10,319
4/30/19	$10,608	$10,610	$10,733
5/31/19	$9,984	$9,986	$10,054
6/30/19	$10,634	$10,638	$10,761
7/31/19	$10,834	$10,839	$10,927
8/31/19	$10,722	$10,728	$10,737
9/30/19	$10,908	$10,914	$10,928
10/31/19	$11,109	$11,116	$11,166
11/30/19	$11,514	$11,522	$11,585
12/31/19	$11,847	$11,856	$11,925
1/31/20	$11,947	$11,957	$11,948
2/29/20	$11,042	$11,052	$10,974
3/31/20	$9,662	$9,671	$9,582
4/30/20	$10,863	$10,874	$10,843
5/31/20	$11,436	$11,450	$11,407
6/30/20	$11,626	$11,641	$11,667
7/31/20	$12,105	$12,121	$12,360
8/31/20	$13,019	$13,037	$13,287
9/30/20	$12,569	$12,587	$12,792
10/31/20	$12,220	$12,239	$12,459
11/30/20	$13,559	$13,581	$13,900
12/31/20	$14,067	$14,091	$14,474
1/31/21	$13,950	$13,976	$14,339
2/28/21	$14,392	$14,416	$14,714
3/31/21	$15,048	$15,074	$15,267
4/30/21	$15,831	$15,859	$16,098
5/31/21	$15,958	$15,988	$16,176
6/30/21	$16,378	$16,412	$16,626
7/31/21	$16,860	$16,895	$17,019
8/31/21	$17,378	$17,416	$17,521
9/30/21	$16,524	$16,560	$16,694
10/31/21	$18,072	$18,114	$17,859
11/30/21	$17,768	$17,811	$17,679
12/31/21	$18,517	$18,562	$18,377
1/31/22	$17,372	$17,415	$17,337
2/28/22	$16,792	$16,835	$16,829
3/31/22	$17,424	$17,470	$17,421
4/30/22	$15,922	$15,965	$15,841
5/31/22	$15,814	$15,857	$15,807
6/30/22	$14,642	$14,683	$14,498
7/31/22	$15,852	$15,898	$15,851
8/31/22	$15,069	$15,114	$15,230
9/30/22	$13,718	$13,759	$13,817
10/31/22	$14,719	$14,763	$14,914
11/30/22	$15,704	$15,753	$15,726
12/31/22	$14,764	$14,811	$14,801
1/31/23	$15,724	$15,774	$15,775
2/28/23	$15,349	$15,400	$15,398
3/31/23	$15,969	$16,023	$15,945
4/30/23	$16,129	$16,184	$16,147
5/31/23	$16,287	$16,344	$16,253
6/30/23	$17,366	$17,430	$17,336
7/31/23	$17,966	$18,033	$17,933
8/31/23	$17,883	$17,953	$17,631
9/30/23	$16,983	$17,050	$16,672
10/31/23	$16,557	$16,624	$16,288
11/30/23	$18,252	$18,329	$17,824
12/31/23	$19,045	$19,126	$18,664
1/31/24	$19,472	$19,555	$18,955
2/29/24	$20,558	$20,648	$19,972
3/31/24	$21,312	$21,407	$20,607
4/30/24	$20,341	$20,433	$19,756
5/31/24	$21,326	$21,423	$20,700
6/30/24	$22,107	$22,211	$21,440
7/31/24	$22,182	$22,287	$21,709
8/31/24	$22,625	$22,734	$22,233
9/30/24	$23,147	$23,260	$22,711
10/31/24	$22,910	$23,022	$22,544
11/30/24	$24,280	$24,400	$23,955
12/31/24	$23,519	$23,638	$23,345
1/31/25	$23,930	$24,051	$24,056
2/28/25	$23,380	$23,498	$23,677
3/31/25	$21,979	$22,091	$22,292
4/30/25	$22,012	$22,129	$22,177
5/31/25	$23,800	$23,930	$23,609
6/30/25	$24,905	$25,042	$24,823
7/31/25	$25,582	$25,726	$25,391
8/31/25	$25,951	$26,100	$25,890
9/30/25	$26,979	$27,137	$26,840
10/31/25	$27,875	$28,043	$27,478
11/30/25	$27,760	$27,928	$27,486
12/31/25	$28,011	$28,185	$27,489
1/31/26	$28,435	$28,613	$27,844
2/28/26	$27,911	$28,088	$27,599
3/31/26	$26,335	$26,502	$26,246
4/30/26	$29,437	$29,627	$29,001
5/31/26	$30,784	$30,986	$30,529
6/30/26	$30,841	$31,047	$30,256
7/31/26	$30,813	$31,023	$30,239
8/31/26	$31,926	$32,148	$31,073

Yearly periods ended August 31

Table Summary
Fund/Index	1-Year	5-Year	Since Inception 3/7/19
Xtrackers MSCI USA Selection Equity ETF - NAV	23.03%	12.94%	16.77%
MSCI USA Selection Index	23.17%	13.04%	16.86%
MSCI USA Index	20.02%	12.32%	16.34%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	590,838,849
Number of Portfolio Holdings	252
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	487,132

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	48.9% of Net Assets
NVIDIA Corp.	14.5%
Microsoft Corp.	10.2%
Alphabet, Inc.	10.2%
Tesla, Inc.	3.0%
Eli Lilly & Co.	2.6%
Advanced Micro Devices, Inc.	2.2%
Johnson & Johnson	1.8%
Visa, Inc.	1.8%
Mastercard, Inc.	1.4%
Costco Wholesale Corp.	1.2%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	36%
Communication Services	12%
Financials	11%
Health Care	11%
Consumer Discretionary	8%
Industrials	8%
Consumer Staples	5%
Materials	2%
Energy	2%
Real Estate	2%
Utilities	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

USSG-TSRA

R-102660-3 (10/26) DBX007563 (10/27)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

USNZ: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about the Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USNZ	$11	0.10%

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS ESG United States Net Zero Pathway Enhanced PAB Index (the Underlying Index), which is comprised of large and mid-capitalization companies in the United States that meet certain environmental, social and governance (“ ESG “) criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change.

The Fund returned 20.54% for the period ended August 31, 2026. The Fund's underlying index returned 20.65% and the Fund's broad-based index the  S&P 500® Index returned 20.38% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Financials.

Fund Performance

Solactive ISS ESG United States Net Zero Pathway Enhanced PAB Index is comprised of large and mid-capitalization companies in the United States that meet certain environmental, social and governance (“ESG“) criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change.

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500® Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers Net Zero Pathway Paris Aligned US Equity ETF - NAV	Solactive ISS ESG United States Net Zero Pathway Enhanced PAB Index (the Underlying Index)	S&P 500® Index
6/28/22	$10,000	$10,000	$10,000
6/30/22	$9,687	$9,685	$9,709
7/31/22	$10,553	$10,552	$10,604
8/31/22	$10,085	$10,084	$10,171
9/30/22	$9,117	$9,116	$9,235
10/31/22	$9,824	$9,824	$9,982
11/30/22	$10,442	$10,444	$10,540
12/31/22	$9,853	$9,854	$9,933
1/31/23	$10,519	$10,522	$10,557
2/28/23	$10,299	$10,303	$10,299
3/31/23	$10,745	$10,751	$10,677
4/30/23	$10,917	$10,924	$10,844
5/31/23	$10,998	$11,006	$10,891
6/30/23	$11,670	$11,679	$11,611
7/31/23	$12,015	$12,026	$11,984
8/31/23	$11,758	$11,769	$11,793
9/30/23	$11,139	$11,151	$11,231
10/31/23	$10,872	$10,884	$10,995
11/30/23	$11,989	$12,000	$11,999
12/31/23	$12,598	$12,611	$12,544
1/31/24	$12,880	$12,895	$12,755
2/29/24	$13,498	$13,516	$13,436
3/31/24	$13,894	$13,914	$13,868
4/30/24	$13,239	$13,258	$13,301
5/31/24	$13,953	$13,975	$13,961
6/30/24	$14,520	$14,545	$14,462
7/31/24	$14,655	$14,681	$14,638
8/31/24	$15,042	$15,070	$14,993
9/30/24	$15,311	$15,339	$15,313
10/31/24	$15,099	$15,128	$15,174
11/30/24	$15,779	$15,811	$16,065
12/31/24	$15,363	$15,394	$15,682
1/31/25	$15,710	$15,743	$16,119
2/28/25	$15,577	$15,612	$15,909
3/31/25	$14,638	$14,671	$15,012
4/30/25	$14,541	$14,575	$14,910
5/31/25	$15,379	$15,417	$15,849
6/30/25	$16,246	$16,287	$16,655
7/31/25	$16,570	$16,614	$17,029
8/31/25	$16,954	$17,000	$17,374
9/30/25	$17,607	$17,656	$18,008
10/31/25	$18,097	$18,149	$18,430
11/30/25	$18,105	$18,157	$18,475
12/31/25	$18,068	$18,120	$18,486
1/31/26	$18,172	$18,225	$18,754
2/28/26	$17,868	$17,920	$18,612
3/31/26	$16,841	$16,892	$17,685
4/30/26	$18,861	$18,920	$19,541
5/31/26	$20,087	$20,154	$20,569
6/30/26	$19,819	$19,887	$20,373
7/31/26	$19,826	$19,895	$20,360
8/31/26	$20,437	$20,510	$20,915
Table Summary
Fund/Index	1-Year	Since Inception 6/28/22
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF - NAV	20.54%	18.66%
Solactive ISS ESG United States Net Zero Pathway Enhanced PAB Index	20.65%	18.75%
S&P 500® Index	20.38%	19.30%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	299,394,906
Number of Portfolio Holdings	298
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	281,714

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	46.0% of Net Assets
NVIDIA Corp.	9.8%
Apple, Inc.	8.6%
Microsoft Corp.	6.8%
Alphabet, Inc.	6.5%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.1%
Tesla, Inc.	1.8%
Micron Technology, Inc.	1.8%
Eli Lilly & Co.	1.6%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	44%
Health Care	13%
Communication Services	11%
Financials	11%
Consumer Discretionary	9%
Industrials	4%
Real Estate	3%
Consumer Staples	3%
Materials	1%
Utilities	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Incorporation of environmental, social and governance (ESG) criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the Fund. The Underlying Index’s methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not follow a carbon reduction strategy. This Fund is non-diversified and can take larger portions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

USNZ-TSRA

R-102661-3 (10/26) DBX007564 (10/27)

Xtrackers RREEF Global Natural Resources ETF

NRES: Nasdaq Stock Market

Annual Shareholder Report — August 31, 2026

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NRES	$53	0.45%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers RREEF Global Natural Resources ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks total return from both capital appreciation and current income. The Fund is an actively-managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specific index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in the natural resources sector.

The Fund returned 36.73% for the period ended August 31, 2026. The Fund's broad-based index, the MSCI World Index, returned 20.37% for the same period, while the Fund's additional, more narrowly based index, S&P Global Natural Resources Net TR index returned 38.00%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from the Gold, Integrated Oil & Gas and Diversified Metals & Mining sectors. Paper Products, Forest Products and Specialty Chemicals sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from the United States, Canada and the United Kingdom while Switzerland, Sweden and Finland contributed negatively to performance.

Fund Performance

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI World Index is a required broad-based index that represents the Fund’s overall equity market.

S&P Global Natural Resources Net TR Index includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across 3 primary commodity-related sectors: agribusiness, energy, and metals & mining.

The S&P Global Natural Resources Net TR Index is a more narrowly-based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Xtrackers RREEF Global Natural Resources ETF - NAV	MSCI World Index	S&P Global Natural Resources Net TR index
2/27/24	$10,000	$10,000	$10,000
2/29/24	$9,993	$10,018	$10,046
3/31/24	$10,893	$10,337	$10,872
4/30/24	$10,919	$9,956	$10,865
5/31/24	$11,231	$10,401	$11,159
6/30/24	$10,721	$10,612	$10,664
7/31/24	$10,935	$10,799	$10,811
8/31/24	$10,875	$11,085	$10,794
9/30/24	$11,060	$11,309	$11,028
10/31/24	$10,678	$11,084	$10,534
11/30/24	$10,543	$11,593	$10,455
12/31/24	$9,755	$11,291	$9,716
1/31/25	$10,301	$11,689	$10,259
2/28/25	$10,289	$11,605	$10,238
3/31/25	$10,399	$11,089	$10,390
4/30/25	$9,971	$11,187	$10,072
5/31/25	$10,292	$11,849	$10,366
6/30/25	$10,626	$12,361	$10,729
7/31/25	$10,555	$12,520	$10,806
8/31/25	$11,227	$12,846	$11,511
9/30/25	$11,528	$13,259	$11,733
10/31/25	$11,528	$13,525	$11,648
11/30/25	$12,100	$13,563	$12,108
12/31/25	$12,447	$13,673	$12,521
1/31/26	$13,807	$13,979	$13,817
2/28/26	$15,075	$14,081	$15,207
3/31/26	$14,857	$13,184	$14,984
4/30/26	$14,814	$14,449	$15,008
5/31/26	$14,384	$15,107	$14,862
6/30/26	$13,216	$14,998	$13,696
7/31/26	$14,097	$15,075	$14,722
8/31/26	$15,350	$15,464	$15,885
Table Summary
Fund/Index	1-Year	Since Inception 2/27/24
Xtrackers RREEF Global Natural Resources ETF - NAV	36.73%	18.60%
MSCI World Index	20.37%	18.95%
S&P Global Natural Resources Net TR index	38.00%	20.23%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Table Summary
Net Assets ($)	37,401,322
Number of Portfolio Holdings	60
Portfolio Turnover Rate (%)	142
Total Net Advisory Fees Paid ($)	157,798

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Table Summary
Holdings	38.3% of Net Assets
Shell PLC (United Kingdom)	5.6%
Nutrien Ltd. (Canada)	5.6%
Newmont Corp. (United States)	4.3%
Glencore PLC (Switzerland)	3.8%
ExxonMobil Holdings Corp. (United States)	3.8%
Gold Fields Ltd. (South Africa)	3.5%
Chevron Corp. (United States)	3.1%
Anglogold Ashanti PLC (United States)	3.0%
Corteva, Inc. (United States)	2.9%
Smurfit Westrock PLC (Ireland)	2.7%

Sector Allocation

Table Summary
Industry	% of Net Assets
Metals & Mining	32%
Oil, Gas & Consumable Fuels	31%
Chemicals	13%
Containers & Packaging	12%
Food Products	6%
Paper & Forest Products	4%
Energy Equipment & Services	1%
Specialized REITs	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	44%
Canada	22%
United Kingdom	11%
Switzerland	4%
South Africa	3%
Brazil	3%
Ireland	3%
Finland	2%
Netherlands	2%
Other	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. There are special risks associated with natural resources investments, this means that the Fund is more vulnerable to the price movements that particularly affect one or more of the various industries and sub-industries within the natural resources sector. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2026 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

NRES-TSRA

R-102663-3 (10/26) DBX007566 (10/27)

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and Mabel Lung are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and Mabel Lung are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $599,250 for 2026 and $557,250 for 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $330,119 for 2026 and $270,088 for 2025.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2026 and $0 for 2025.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 of 2026 and $0 for 2025 except for items included in (a) through (d) above.

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston and Mabel Lung.

Item 6. Investments.

(a)	Schedule of Investments is included under Item 7.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

August 31, 2026

Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield BB-B ex Financials ETF (BHYB)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust | 1

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

August 31, 2026

	Principal Amount $	Value $

CORPORATE BONDS — 97.4%

Basic Materials — 6.4%

Chemicals — 3.7%

ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding Corp., 144A, 9.75%, 3/1/33	84,000	84,270

Celanese US Holdings LLC

6.50%, 4/15/30	57,000	58,104

7.00%, 2/15/31	54,000	55,535

7.379%, 7/15/32	79,000	82,794

6.75%, 4/15/33 (a)	76,000	77,420

7.70%, 11/15/33	88,000	94,016

7.375%, 2/15/34 (a)	54,000	55,976

Chemours Co.

144A, 5.75%, 11/15/28	25,000	24,855

144A, 4.625%, 11/15/29	51,000	48,241

Chemours (The) Co.

144A, 8.00%, 1/15/33	41,000	40,497

144A, 7.875%, 3/15/34	61,000	59,718

Consolidated Energy Finance SA

144A, 5.625%, 10/15/28	46,000	45,155

144A, 12.00%, 2/15/31	44,000	46,916

FMC Corp.

3.45%, 10/1/29	49,000	45,527

5.65%, 5/18/33 (a)	32,000	29,380

INEOS Finance PLC

144A, 6.75%, 5/15/28	43,000	42,969

144A, 7.50%, 4/15/29	68,000	67,661

INEOS Quattro Finance 2 PLC, 144A, 9.625%, 3/15/29	21,000	18,369

Methanex US Operations, Inc., 144A, 6.25%, 3/15/32	45,000	45,588

Olin Corp.

5.00%, 2/1/30	38,000	36,833

144A, 6.625%, 4/1/33	48,000	47,157

Olympus Water US Holding Corp.

144A, 4.25%, 10/1/28	63,000	61,416

144A, 6.25%, 10/1/29	33,000	32,781

144A, 7.25%, 6/15/31	64,000	65,079

144A, 6.75%, 8/1/32	76,000	74,931

144A, 7.25%, 2/15/33	119,000	119,204

Perimeter Holdings LLC, 144A, 6.25%, 1/15/34	43,000	42,542

Tronox, Inc.

144A, 4.625%, 3/15/29 (a)	87,000	58,367

144A, 9.125%, 9/30/30	27,000	27,068

WR Grace Holdings LLC

144A, 5.625%, 8/15/29	79,000	75,209

144A, 6.625%, 8/15/32	62,000	59,773

	Principal Amount $	Value $

144A, 7.00%, 8/1/33	34,000	32,966

(Cost $1,748,417)		1,756,317

Forest Products & Paper — 0.4%

Domtar Corp., 144A, 6.75%, 10/1/28	50,000	41,225

Magnera Corp.

144A, 4.75%, 11/15/29 (a)	41,000	38,741

144A, 7.25%, 11/15/31	58,000	57,065

Mercer International, Inc.

144A, 12.875%, 10/1/28	32,000	11,840

5.125%, 2/1/29	68,000	21,080

(Cost $214,213)		169,951

Iron/Steel — 1.4%

Cleveland-Cliffs, Inc.

144A, 6.875%, 11/1/29	55,000	55,815

144A, 6.75%, 4/15/30	53,000	53,421

144A, 7.50%, 9/15/31	66,000	67,894

144A, 7.00%, 3/15/32	111,000	112,111

144A, 7.375%, 5/1/33	87,000	88,786

144A, 7.625%, 1/15/34	83,000	84,739

Commercial Metals Co., 144A, 6.00%, 12/15/35	69,000	68,173

Mineral Resources Ltd.

144A, 7.00%, 4/1/31	51,000	52,613

144A, 6.00%, 5/1/32	44,000	43,454

144A, 6.25%, 5/1/34	54,000	52,911

(Cost $682,892)		679,917

Mining — 0.9%

First Quantum Minerals Ltd.

144A, 8.625%, 6/1/31	100,000	104,142

144A, 8.00%, 3/1/33	77,000	80,365

144A, 7.25%, 2/15/34	87,000	89,342

144A, 6.375%, 2/15/36	119,000	116,110

Kaiser Aluminum Corp., 144A, 5.875%, 3/1/34	36,000	35,279

(Cost $424,173)		425,238

Communications — 20.5%

Advertising — 1.5%

Clear Channel Outdoor Holdings, Inc.

144A, 7.875%, 4/1/30	71,000	73,712

144A, 7.50%, 3/15/33	70,000	73,821

Neptune Bidco US, Inc.

144A, 9.29%, 4/15/29	200,000	204,991

144A, 10.375%, 5/15/31	102,000	107,252

144A, 9.50%, 2/15/33	106,000	108,967

Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 6.00%, 6/15/34	50,000	49,433

See Notes to Financial Statements.

2 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Stagwell Global LLC, 144A, 5.625%, 8/15/29	80,000	77,971

(Cost $679,895)		696,147

Internet — 1.9%

Arches Buyer, Inc.

144A, 6.125%, 12/1/28 (a)	31,000	30,689

144A, 9.00%, 8/15/31	65,000	67,877

Cogent Communications Group LLC / Cogent Finance, Inc., 144A, 6.50%, 7/1/32 (a)	36,000	27,618

ION Platform Finance US, Inc. / ION Platform Finance SARL

144A, 5.75%, 5/15/28	35,000	33,079

144A, 8.75%, 5/1/29	53,000	48,411

144A, 9.50%, 5/30/29	54,000	50,130

144A, 9.00%, 8/1/29	38,000	34,779

Newfold Digital Holdings Group, Inc.

144A, 11.75%, 4/30/29 (b)	7,800	4,368

144A, 11.75%, 4/30/29 (b)	1,950	1,706

Photo Holdings LLC, 144A, 12.00%, 7/1/31	85,000	87,565

Rakuten Group, Inc., 144A, 9.75%, 4/15/29	155,000	169,033

Snap, Inc.

144A, 6.875%, 3/1/33	104,000	102,053

144A, 6.875%, 3/15/34	47,000	45,743

Wayfair LLC

144A, 7.25%, 10/31/29	55,000	56,986

144A, 7.75%, 9/15/30	53,000	55,849

144A, 6.75%, 11/15/32	49,000	50,451

144A, 7.125%, 5/31/34	45,000	46,706

(Cost $930,598)		913,043

Media — 11.8%

AMC Global Media, Inc., 144A, 10.50%, 7/15/32	96,000	101,552

CCO Holdings LLC / CCO Holdings Capital Corp.

144A, 5.375%, 6/1/29	73,000	71,734

144A, 6.375%, 9/1/29	107,000	107,161

144A, 4.75%, 3/1/30	196,000	185,986

144A, 4.50%, 8/15/30	177,000	164,854

144A, 4.25%, 2/1/31	200,000	180,514

144A, 7.375%, 3/1/31 (a)	101,000	102,349

144A, 4.75%, 2/1/32	77,000	69,045

4.50%, 5/1/32	178,000	156,664

144A, 7.00%, 2/1/33 (a)	118,000	115,270

144A, 4.50%, 6/1/33 (a)	98,000	85,019

144A, 4.25%, 1/15/34 (a)	113,000	94,314

144A, 7.375%, 2/1/36	96,000	92,880

	Principal Amount $	Value $

Charter Communications Operating LLC / Charter Communications Operating Capital

6.60%, 2/15/34	50,000	50,352

6.95%, 8/15/36	77,000	77,184

144A, 7.087%, 9/1/38	133,000	131,729

CSC Holdings LLC

144A, 5.375%, 2/1/28	69,000	37,268

144A, 7.50%, 4/1/28	72,000	16,476

144A, 11.25%, 5/15/28	77,000	42,981

144A, 11.75%, 1/31/29	160,000	88,792

144A, 6.50%, 2/1/29	137,000	72,777

144A, 5.75%, 1/15/30	172,000	36,550

144A, 4.125%, 12/1/30	88,000	46,486

144A, 4.625%, 12/1/30	173,000	37,627

144A, 3.375%, 2/15/31	79,000	41,142

144A, 4.50%, 11/15/31	121,000	63,525

144A, 5.00%, 11/15/31	35,000	7,495

Directv Financing LLC

144A, 8.875%, 2/1/30	111,000	113,697

144A, 8.875%, 2/1/30	67,000	68,574

Directv Financing LLC / Directv Financing Co.-Obligor, Inc.

144A, 10.00%, 2/15/31	154,000	163,059

144A, 9.25%, 6/1/32	108,000	112,806

Discovery Communications LLC

5.00%, 9/20/37	37,000	28,583

6.35%, 6/1/40	27,000	21,878

Discovery Global Holdings, Inc., 4.279%, 3/15/32	206,000	188,604

EW Scripps (The) Co., 144A, 9.875%, 8/15/30	59,000	53,261

Gray Media, Inc.

144A, 4.75%, 10/15/30	57,000	46,956

144A, 5.375%, 11/15/31	97,000	75,586

144A, 9.625%, 7/15/32	90,000	92,452

144A, 7.25%, 8/15/33	63,000	63,027

144A, 7.50%, 9/15/34	57,000	56,970

iHeartCommunications, Inc.

144A, 9.125%, 5/1/29	57,000	51,189

144A, 10.875%, 5/1/30	55,000	38,775

144A, 7.75%, 8/15/30	45,000	37,609

LCPR Senior Secured Financing DAC

144A, 6.75%, 10/15/27	98,000	56,840

144A, 5.125%, 7/15/29	57,000	32,617

McGraw-Hill Education, Inc.

144A, 8.00%, 8/1/29	51,000	51,063

144A, 7.375%, 9/1/31	55,000	56,521

Nexstar Media, Inc.

144A, 6.50%, 9/15/33	253,000	254,270

144A, 7.25%, 4/15/34	139,000	140,893

See Notes to Financial Statements.

DBX ETF Trust | 3

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Paramount Global

4.95%, 1/15/31	85,000	79,360

4.20%, 5/19/32	89,000	77,575

Sinclair Television Group, Inc.

144A, 5.50%, 3/1/30	39,000	35,003

144A, 8.125%, 2/15/33	110,000	114,484

Sirius XM Radio LLC, 144A, 5.875%, 4/15/32	110,000	108,583

Sirius XM Radio, Inc.

144A, 4.125%, 7/1/30	111,000	104,540

144A, 3.875%, 9/1/31	113,000	103,051

Univision Communications, Inc.

144A, 4.50%, 5/1/29	81,000	77,164

144A, 7.375%, 6/30/30	62,000	62,291

144A, 8.50%, 7/31/31	103,000	103,880

144A, 9.375%, 8/1/32	114,000	116,411

144A, 8.875%, 4/15/33	111,000	109,784

Versant Media Group, Inc., 144A, 7.25%, 1/30/31	77,000	79,896

Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	69,000	42,621

Virgin Media Secured Finance PLC

144A, 5.50%, 5/15/29	108,000	100,127

144A, 4.50%, 8/15/30	68,000	56,276

VZ Secured Financing BV, 144A, 7.50%, 1/15/33	83,000	75,159

Ziggo Bond Co. BV, 144A, 5.125%, 2/28/30	36,000	30,650

Ziggo BV, 144A, 4.875%, 1/15/30	83,000	76,673

(Cost $6,024,679)		5,636,484

Telecommunications — 5.3%

Altice Financing SA

144A, 5.00%, 1/15/28	98,000	59,690

144A, 5.75%, 8/15/29	153,000	92,954

Altice France Lux 3 / Altice Holdings 1,144A, 10.00%, 1/15/33	81,000	79,003

Altice France SA

144A, 9.50%, 11/1/29	96,333	97,678

144A, 6.875%, 10/15/30	97,641	95,718

144A, 6.50%, 4/15/32	116,035	112,939

144A, 6.875%, 7/15/32	107,282	105,305

C&W Senior Finance Ltd., 144A, 9.00%, 1/15/33	62,000	62,869

Connect Holding II LLC, 144A, 10.50%, 4/3/31	172,000	154,992

Fibercop SpA

144A, Series 2033, 6.375%, 11/15/33	38,000	37,633

144A, 6.00%, 9/30/34	36,000	34,573

144A, 7.20%, 7/18/36	33,000	33,445

144A, 7.721%, 6/4/38	41,000	42,706

	Principal Amount $	Value $

Iliad Holding SAS, 144A, 7.00%, 4/15/32	64,000	64,600

Level 3 Financing, Inc.

144A, 8.50%, 1/15/36	142,000	148,605

144A, 7.50%, 2/15/37	75,000	74,478

PR RNO Property Owner 1 LLC, 144A, 6.50%, 5/1/31	355,000	329,290

Sable International Finance Ltd., 144A, 7.125%, 10/15/32	69,000	68,168

SE Cosmos LLC, 144A, 8.875%, 5/1/31	63,000	62,052

Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC

144A, 6.50%, 2/15/29	83,000	82,041

144A, Series Feb, 8.625%, 6/15/32	84,000	86,392

144A, 8.625%, 6/15/32 (a)	43,000	44,224

Viasat, Inc.

144A, 6.50%, 7/15/28	29,000	29,061

144A, 7.50%, 5/30/31	63,000	63,324

Vmed O2 UK Financing I PLC

144A, 4.25%, 1/31/31	100,000	81,097

144A, 4.75%, 7/15/31	113,000	91,765

144A, 7.75%, 4/15/32	74,000	64,210

144A, 6.75%, 1/15/33	64,000	53,452

Windstream Services LLC / Windstream Escrow Finance Corp., 144A, 8.25%, 10/1/31	171,000	178,723

(Cost $2,643,737)		2,530,987

Consumer, Cyclical — 16.4%

Airlines — 0.7%

Alaska Airlines, Inc., 144A, 6.50%, 6/1/31	34,000	33,958

Gol Finance, Inc., 144A, 14.375%, 6/6/30	162,000	157,484

JetBlue Airways Corp. / JetBlue Loyalty LP, 144A, 9.875%, 9/20/31	158,000	135,819

(Cost $356,793)		327,261

Apparel — 0.1%

VF Corp., 2.95%, 4/23/30

(Cost $43,331)	48,000	43,630

Auto Manufacturers — 0.7%

Allison Transmission, Inc., 144A, 5.875%, 12/1/33	40,000	39,739

Aston Martin Capital Holdings Ltd., 144A, 10.00%, 3/31/29 (a)	82,000	48,143

Nissan Motor Acceptance Co. LLC, 144A, 6.125%, 9/30/30	101,000	99,419

Nissan Motor Co. Ltd. 144A, 7.75%, 7/17/32	52,000	53,989

See Notes to Financial Statements.

4 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 8.125%, 7/17/35	97,000	103,061

(Cost $369,950)		344,351

Auto Parts & Equipment — 2.8%

Adient Global Holdings Ltd., 144A, 7.50%, 2/15/33	60,000	62,230

American Axle & Manufacturing, Inc.

5.00%, 10/1/29	37,000	36,150

144A, 6.375%, 10/15/32	61,000	61,090

144A, 7.75%, 10/15/33	100,000	100,522

Clarios Global LP / Clarios US Finance Co., 144A, 6.75%, 9/15/32	93,000	94,800

Cooper-Standard Automotive, Inc., 144A, 9.25%, 3/1/31	91,000	92,119

Cyprium Corp. / Cyprium Holdings Luxembourg Sarl

144A, 6.125%, 4/15/31	36,000	35,991

144A, 6.375%, 4/15/34	72,000	71,309

Dexko Global, Inc., 144A, 7.50%, 4/15/32	50,590	42,505

Forvia SE

144A, 8.00%, 6/15/30	49,000	51,436

144A, 6.75%, 9/15/33	34,000	34,085

Goodyear Tire & Rubber Co.

6.625%, 7/15/30	52,000	50,283

5.25%, 4/30/31	41,000	36,876

5.25%, 7/15/31	56,000	49,885

5.625%, 4/30/33	30,000	26,086

Goodyear Tire & Rubber (The) Co., 8.875%, 7/15/32	70,000	71,436

Tenneco, Inc., 144A, 8.00%, 11/17/28	145,000	145,567

ZF North America Capital, Inc.

144A, 7.125%, 4/14/30	41,000	41,762

144A, 6.75%, 4/23/30	55,000	55,465

144A, 7.50%, 3/24/31	116,000	119,007

144A, 6.875%, 4/23/32	55,000	55,162

(Cost $1,325,205)		1,333,766

Distribution/Wholesale — 0.3%

Resideo Funding II LLC, 144A, 6.50%, 7/15/32	46,000	45,570

Veritiv Operating Co., 144A, 10.50%, 11/30/30	76,000	79,470

(Cost $125,781)		125,040

Entertainment — 3.0%

Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 144A, 5.75%, 1/15/33	59,000	57,417

Caesars Entertainment, Inc.

144A, 4.625%, 10/15/29	107,000	102,762

144A, 7.00%, 2/15/30	155,000	155,991

144A, 6.50%, 2/15/32	109,000	105,458

	Principal Amount $	Value $

144A, 6.00%, 10/15/32 (a)	81,000	72,821

Cinemark USA, Inc., 144A, 7.00%, 8/1/32	44,000	45,329

Great Canadian Gaming Corp./ Raptor LLC, 144A, 8.75%, 11/15/29	32,000	32,224

Light & Wonder International, Inc., 144A, 6.25%, 10/1/33	84,000	83,820

Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC

144A, 8.25%, 4/15/30	61,000	63,710

144A, 11.875%, 4/15/31	53,000	57,650

Motion Bondco DAC, 144A, 6.625%, 11/15/27 (a)	43,000	40,559

Motion Finco Sarl, 144A, 8.375%, 2/15/32	28,000	21,088

Penn Entertainment, Inc.

144A, 4.125%, 7/1/29	29,000	27,826

144A, 6.75%, 4/1/31	51,000	51,207

Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.

144A, 5.625%, 9/1/29	64,000	46,968

144A, 5.875%, 9/1/31	57,000	38,304

Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 144A, 6.625%, 2/1/33	51,000	51,724

Six Flags Entertainment Corp., 144A, 7.25%, 5/15/31 (a)	56,000	55,368

Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp., 5.25%, 7/15/29	41,000	39,816

Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada’s Wonderland Co., 144A, 6.625%, 5/1/32	66,000	66,940

Six Flags Entertainment Corp./ Canada’s Wonderland Co/ Millennium Operations LLC, 144A, 8.625%, 1/15/32	71,000	72,037

Voyager Parent LLC, 144A, 9.25%, 7/1/32	133,000	142,498

(Cost $1,440,052)		1,431,517

Food Service — 0.3%

TKC Holdings, Inc.

144A, 8.50%, 8/15/30	89,000	92,813

144A, 12.00%, 2/15/31	47,000	50,575

(Cost $140,282)		143,388

Home Builders — 0.3%

Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 6.875%, 8/1/33	33,000	33,149

Beazer Homes USA, Inc., 144A, 8.00%, 1/15/32	35,000	35,896

See Notes to Financial Statements.

DBX ETF Trust | 5

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 144A, 4.875%, 2/15/30	35,000	33,022

LGI Homes, Inc., 144A, 7.00%, 11/15/32 (a)	42,000	41,572

(Cost $143,276)		143,639

Home Furnishings — 0.7%

FXI Holdings, Inc., 144A, 11.00%, 11/15/30	63,000	53,235

Whirlpool Corp.

4.75%, 2/26/29	66,000	62,689

6.125%, 6/15/30	73,000	68,647

144A, 7.50%, 7/1/31	54,000	54,204

6.50%, 6/15/33	41,000	35,476

144A, 7.875%, 7/1/34	80,000	78,462

(Cost $362,749)		352,713

Housewares — 0.5%

Cd&r Smokey Buyer, Inc. / Radio Systems Corp., 144A, 9.50%, 10/15/29	60,000	26,100

Newell Brands, Inc.

6.625%, 9/15/29	31,000	31,642

6.375%, 5/15/30 (a)	52,000	52,823

144A, 6.25%, 8/15/31	40,000	40,120

6.625%, 5/15/32 (a)	45,000	46,063

Scotts Miracle-Gro Co., 4.375%, 2/1/32	28,000	26,059

(Cost $242,602)		222,807

Leisure Time — 1.3%

Gaia Purchaser, Inc., 144A, 7.625%, 7/15/33	82,000	83,772

NCL Corp. Ltd.

144A, 5.875%, 1/15/31	93,000	89,244

144A, 6.75%, 2/1/32	134,000	130,453

144A, 6.25%, 9/15/33	78,000	73,007

Sabre Financial Borrower LLC, 144A, 11.125%, 6/15/29	78,000	82,856

Sabre GLBL, Inc.

144A, 10.75%, 11/15/29	34,000	33,551

144A, 10.75%, 3/15/30	37,000	35,983

144A, 11.125%, 7/15/30	106,000	104,410

(Cost $627,329)		633,276

Lodging — 1.7%

Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc

144A, 4.875%, 7/1/31	37,000	34,271

144A, 6.625%, 1/15/32	62,000	62,559

Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 144A, 5.00%, 6/1/29	72,000	70,187

	Principal Amount $	Value $

Marriott Ownership Resorts, Inc.

144A, 4.50%, 6/15/29	37,000	35,825

144A, 6.50%, 10/1/33	40,000	39,816

Melco Resorts Finance Ltd.

144A, 5.75%, 7/21/28	67,000	66,766

144A, 5.375%, 12/4/29	79,000	76,831

144A, 7.625%, 4/17/32	56,000	57,457

144A, 6.50%, 9/24/33	34,000	33,036

MGM Resorts International, 6.50%, 4/15/32 (a)	53,000	52,954

Station Casinos LLC

144A, 4.625%, 12/1/31	35,000	33,028

144A, 6.625%, 3/15/32	40,000	40,537

Studio City Finance Ltd., 144A, 5.00%, 1/15/29	84,000	80,988

Travel + Leisure Co.

144A, 6.25%, 6/1/31	70,000	70,560

144A, 6.125%, 9/1/33	42,000	41,449

(Cost $796,326)		796,264

Retail — 4.0%

Advance Auto Parts, Inc.

144A, 7.00%, 8/1/30	67,000	68,543

144A, 7.375%, 8/1/33	82,000	84,096

Asbury Automotive Group, Inc., 144A, 5.00%, 2/15/32	49,000	46,774

Ferrellgas LP / Ferrellgas Finance Corp.

144A, 5.875%, 4/1/29	67,000	66,259

144A, 9.25%, 1/15/31	45,000	47,689

Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144A, 6.75%, 1/15/30 (a)	88,000	86,202

FirstCash, Inc.

144A, 6.875%, 3/1/32	46,000	46,963

144A, 6.125%, 5/1/34	48,000	47,503

Gap, Inc., 144A, 3.875%, 10/1/31	61,000	56,014

Global Auto Holdings Ltd. / AAG FH UK Ltd.

144A, 8.375%, 1/15/29	37,000	37,100

144A, 8.75%, 1/15/32	44,000	43,176

LBM Acquisition LLC

144A, 6.25%, 1/15/29	63,000	40,099

144A, 9.50%, 6/15/31 (a)	68,000	56,266

Macy’s Retail Holdings LLC

144A, 6.125%, 3/15/32	33,000	33,056

144A, 7.375%, 8/1/33	47,000	49,016

Michaels (The) Cos., Inc.

144A, 8.50%, 3/15/33	153,000	151,568

144A, 11.00%, 3/15/34 (a)	52,000	50,513

Park River Holdings, Inc.

144A, 8.75%, 12/31/30 (a)	36,000	34,278

See Notes to Financial Statements.

6 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 8.00%, 3/15/31	70,000	70,425

PetSmart LLC / PetSmart Finance Corp.

144A, 7.50%, 9/15/32	141,000	142,435

144A, 10.00%, 9/15/33	57,000	56,965

QXO Building Products, Inc.

144A, 6.50%, 7/15/31	116,000	117,363

144A, 6.875%, 7/15/34	116,000	117,439

Sonic Automotive, Inc., 144A, 4.875%, 11/15/31	39,000	37,383

Staples, Inc.

144A, 10.75%, 9/1/29	181,000	173,991

144A, 12.75%, 1/15/30	73,146	58,322

Suburban Propane Partners LP/ Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	39,000	36,930

Victra Holdings LLC / Victra Finance Corp., 144A, 8.75%, 9/15/29	30,000	30,772

(Cost $1,906,964)		1,887,140

Consumer, Non-cyclical — 14.5%

Biotechnology — 0.2%

Genmab A/S/Genmab Finance LLC, 144A, 7.25%, 12/15/33

(Cost $87,211)	83,000	86,524

Commercial Services — 4.5%

ADT Security (The) Corp., 144A, 5.875%, 10/15/33	83,000	81,256

Allied Universal Holdco LLC, 144A, 7.875%, 2/15/31	160,000	166,484

Allied Universal Holdco LLC / Allied Universal Finance Corp.

144A, 6.00%, 6/1/29 (a)	96,000	95,904

144A, 6.875%, 6/15/30	90,000	92,153

APi Group DE, Inc., 144A, 5.75%, 6/1/34	40,000	39,332

Avis Budget Car Rental LLC / Avis Budget Finance, Inc.

144A, 5.375%, 3/1/29	46,000	45,236

144A, 8.25%, 1/15/30 (a)	48,000	49,336

144A, 8.00%, 2/15/31	68,000	68,960

144A, 8.375%, 6/15/32 (a)	44,000	44,880

Brink’s Co., 144A, 6.75%, 6/15/32	33,000	33,511

Carrix, Inc., 144A, 6.125%, 8/1/33	177,000	177,291

Clarivate Science Holdings Corp., 144A, 4.875%, 7/1/29	62,000	58,384

EquipmentShare.com, Inc.

144A, 8.625%, 5/15/32	46,000	47,891

144A, 8.00%, 3/15/33 (a)	40,000	41,074

144A, 7.125%, 7/1/34	105,000	103,467

Garda World Security Corp.

144A, 6.00%, 6/1/29	30,000	29,670

	Principal Amount $	Value $

144A, 6.50%, 1/15/31	54,000	54,829

144A, 8.25%, 8/1/32	55,000	56,289

144A, 8.375%, 11/15/32	75,000	76,769

GEO Group, Inc., 10.25%, 4/15/31	37,000	39,823

Hertz Corp.

144A, 12.625%, 7/15/29 (a)	102,000	68,741

144A, 5.00%, 12/1/29	72,000	23,923

ION Platform Finance US, Inc., 144A, 7.875%, 9/30/32	119,000	94,140

Raven Acquisition Holdings LLC, 144A, 6.875%, 11/15/31	95,000	94,727

RR Donnelley & Sons Co.

144A, 9.50%, 8/1/29	75,000	78,203

144A, 10.875%, 8/1/29	32,000	33,203

Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 144A, 6.75%, 8/15/32	128,000	126,517

Sotheby’s, 144A, 8.25%, 4/15/31	66,000	66,892

Synergy Infrastructure Holdings LLC, 144A, 7.00%, 7/15/34	38,000	38,679

Valvoline, Inc., 144A, 6.125%, 8/15/34	46,000	45,960

Wand NewCo 3, Inc., 144A, 7.625%, 1/30/32	85,000	86,565

(Cost $2,222,915)		2,160,089

Cosmetics/Personal Care — 0.8%

Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC

144A, 6.625%, 7/15/30	60,000	60,178

144A, 5.60%, 1/15/31	66,000	64,258

Edgewell Personal Care Co., 144A, 4.125%, 4/1/29	42,000	40,716

Opal Bidco SAS, 144A, 6.50%, 3/31/32	80,000	80,807

Perrigo Finance Unlimited Co. 5.15%, 6/15/30	60,000	57,989

Series USD, 6.125%, 9/30/32	53,000	52,028

Prestige Brands, Inc., 144A, 6.25%, 7/15/34	29,000	29,142

(Cost $382,907)		385,118

Food — 2.2%

Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A, 5.625%, 3/31/32	76,000	73,191

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC

144A, 6.25%, 3/15/33	60,000	58,917

144A, 5.75%, 3/31/34	132,000	124,258

B&G Foods, Inc.

144A, 8.00%, 9/15/28	61,000	60,489

144A, 11.00%, 6/15/31	35,000	30,631

See Notes to Financial Statements.

DBX ETF Trust | 7

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Chobani LLC / Chobani Finance Corp., Inc., 144A, 6.375%, 4/15/34	61,000	61,663

KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.

144A, 7.125%, 4/30/33	57,000	58,288

144A, 7.00%, 8/15/34	57,000	57,564

Performance Food Group, Inc., 144A, 5.625%, 3/1/34	75,000	72,897

Post Holdings, Inc.

144A, 4.50%, 9/15/31	70,000	65,090

144A, 6.375%, 3/1/33	85,000	83,573

144A, 6.25%, 10/15/34	86,000	82,952

144A, 6.50%, 3/15/36	118,000	114,423

Viking Baked Goods Acquisition Corp., 144A, 8.625%, 11/1/31	92,000	92,327

(Cost $1,060,065)		1,036,263

Healthcare-Services — 3.9%

Acadia Healthcare Co., Inc.

144A, 5.00%, 4/15/29	47,000	46,215

144A, 7.375%, 3/15/33 (a)	34,000	35,483

CHS/Community Health Systems, Inc.

144A, 6.00%, 1/15/29	22,000	21,760

144A, 6.875%, 4/15/29	110,000	105,631

144A, 6.125%, 4/1/30 (a)	148,000	126,628

144A, 5.25%, 5/15/30	123,000	114,918

144A, 4.75%, 2/15/31	70,000	63,815

144A, 10.875%, 1/15/32	123,000	130,671

144A, 9.75%, 1/15/34	149,000	152,172

Encompass Health Corp., 144A, 5.875%, 6/1/34	49,000	48,800

Global Medical Response, Inc., 144A, 7.375%, 10/1/32	64,000	66,368

LifePoint Health, Inc.

144A, 5.375%, 1/15/29	62,000	60,134

144A, 8.375%, 2/15/32	49,000	49,629

144A, 10.00%, 6/1/32	60,000	58,203

144A, 7.00%, 5/1/34	108,000	101,615

Molina Healthcare, Inc.

144A, 6.50%, 2/15/31	72,000	73,240

144A, 6.25%, 1/15/33	54,000	53,747

MPH Acquisition Holdings LLC, 144A, 5.75%, 12/31/30	61,000	52,357

National Mentor Holdings, Inc., 144A, 10.50%, 12/15/30	96,000	102,253

Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/29	112,000	116,218

Radiology Partners, Inc., 144A, 8.50%, 7/15/32	67,000	68,630

Surgery Center Holdings, Inc., 144A, 7.25%, 4/15/32 (a)	96,000	96,664

Team Health Holdings, Inc., 144A, 8.375%, 6/30/28	35,000	35,026

	Principal Amount $	Value $

US Acute Care Solutions LLC, 144A, 9.75%, 5/15/29	84,000	82,445

(Cost $1,853,939)		1,862,622

Household Products/Wares — 0.1%

Kronos Acquisition Holdings, Inc.

144A, 8.25%, 6/30/31	43,000	33,593

144A, 10.75%, 6/30/32	31,000	12,439

(Cost $49,765)		46,032

Pharmaceuticals — 2.8%

1261229 BC Ltd., 144A, 10.00%, 4/15/32	464,000	483,326

Accendra Health, Inc.

144A, 9.00%, 6/15/32 (a)	41,000	34,790

144A, 9.75%, 6/15/33	32,870	15,120

Adapthealth LLC

144A, 4.625%, 8/1/29	29,000	27,414

144A, 5.125%, 3/1/30	45,000	42,168

Bausch Health Cos., Inc.

144A, 5.00%, 1/30/28	30,000	27,853

144A, 4.875%, 6/1/28	62,000	59,171

144A, 11.00%, 9/30/28	64,000	67,635

144A, 5.00%, 2/15/29	35,000	27,591

144A, 6.25%, 2/15/29	64,000	52,880

144A, 5.25%, 1/30/30	59,000	42,085

144A, 5.25%, 2/15/31	35,000	22,553

Endo Finance Holdings LP, 144A, 8.50%, 4/15/31	74,000	78,045

Gainwell Acquisition Corp., 144A, 9.00%, 9/1/31	140,000	145,917

HLF Financing Sarl LLC / Herbalife International, Inc.

144A, 4.875%, 6/1/29	41,000	38,662

144A, 7.75%, 5/1/33	64,000	64,699

Organon & Co. / Organon Foreign Debt Co.-Issuer BV

144A, 6.75%, 5/15/34	35,000	36,736

144A, 7.875%, 5/15/34	40,000	42,897

(Cost $1,302,913)		1,309,542

Diversified — 0.2%

Holding Companies-Diversified — 0.2%

Stena International SA

144A, 7.25%, 1/15/31	72,000	73,969

144A, 7.625%, 2/15/31	32,000	33,181

(Cost $106,545)		107,150

Energy — 10.1%

Oil & Gas — 4.7%

California Resources Corp.

144A, 7.00%, 1/15/34	55,000	55,021

144A, 7.25%, 1/15/35	46,000	46,134

See Notes to Financial Statements.

8 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 9.75%, 2/15/31	41,000	44,446

Caturus Energy LLC

144A, 8.50%, 2/15/30	36,000	37,587

144A, 7.125%, 5/15/31	45,000	45,115

Comstock Resources, Inc.

144A, 6.75%, 3/1/29	72,000	71,443

144A, 6.75%, 3/1/29	36,000	35,623

144A, 5.875%, 1/15/30	78,000	74,921

Crescent Energy Finance LLC

144A, 7.625%, 4/1/32	73,000	75,095

144A, 7.875%, 4/15/32	73,000	75,458

144A, 7.375%, 1/15/33	97,000	99,114

144A, 8.375%, 1/15/34	41,000	43,290

CVR Energy, Inc.

144A, 7.50%, 2/15/31	46,000	47,414

144A, 7.875%, 2/15/34	32,000	33,222

Hilcorp Energy I LP / Hilcorp Finance Co.

144A, 6.00%, 4/15/30	40,000	39,983

144A, 6.00%, 2/1/31	50,000	49,390

144A, 6.25%, 4/15/32	39,000	38,335

144A, 8.375%, 11/1/33	41,000	43,500

144A, 7.25%, 2/15/35	77,000	77,650

Ithaca Energy North Sea PLC, 144A, 8.125%, 10/15/29	53,000	55,087

Kosmos Energy Ltd.

144A, 7.50%, 3/1/28	27,000	26,997

144A, 8.75%, 10/1/31	40,000	36,174

Medco Cypress Tree Pte Ltd., 144A, 8.625%, 5/19/30	43,000	44,919

Nabors Industries, Inc., 144A, 7.625%, 11/15/32	51,000	52,625

Noble Finance II LLC, 144A, 6.25%, 6/15/34	65,000	63,827

Northern Oil & Gas, Inc.

144A, 8.75%, 6/15/31	39,000	40,649

144A, 7.875%, 10/15/33	57,000	58,667

PBF Holding Co. LLC / PBF Finance Corp.

144A, 7.875%, 9/15/30	35,000	36,287

144A, 7.25%, 6/1/34	37,000	38,064

Pluspetrol SA

144A, 8.125%, 5/18/31	37,000	38,118

144A, 8.50%, 5/30/32	48,000	50,064

Puma International Financing SA, 144A, 7.75%, 4/25/29	45,000	46,353

SM Energy Co.

144A, 7.00%, 8/1/32	56,000	57,294

144A, 9.625%, 6/15/33	59,000	65,068

144A, 6.625%, 4/15/34	80,000	80,552

	Principal Amount $	Value $

Sunoco LP

144A, 6.625%, 8/15/32	39,000	39,653

144A, 5.875%, 3/15/34	64,000	63,104

144A, 5.625%, 7/15/34	45,000	43,728

Talos Production, Inc.

144A, 9.375%, 2/1/31	61,000	64,703

144A, 8.00%, 7/15/34	59,000	61,039

Transocean International Ltd.

144A, 8.25%, 5/15/29	73,000	75,897

144A, 8.50%, 5/15/31	61,000	64,161

(Cost $2,188,252)		2,235,771

Oil & Gas Services — 1.2%

Archrock Partners LP / Archrock Partners Finance Corp., 144A, 6.625%, 9/1/32	47,000	47,885

Archrock Services LP / Archrock Partners Finance Corp., 144A, 6.00%, 2/1/34	77,000	75,935

Kodiak Gas Services LLC

144A, 5.875%, 4/1/31	70,000	69,824

144A, 6.50%, 10/1/33	50,000	50,502

144A, 6.75%, 10/1/35	68,000	69,359

USA Compression Partners LP / USA Compression Finance Corp., 144A, 6.25%, 10/1/33	57,000	56,535

WBI Operating LLC

144A, 6.25%, 10/15/30	57,000	57,326

144A, 6.50%, 10/15/33	51,000	51,186

Weatherford International Ltd., 144A, 6.75%, 10/15/33	89,000	90,823

(Cost $574,126)		569,375

Pipelines — 4.2%

Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.75%, 10/15/33	54,000	53,344

CQP Holdco LP / BIP-V Chinook Holdco LLC

144A, 5.50%, 6/15/31	97,000	94,918

144A, 7.50%, 12/15/33	46,000	48,287

Delek Logistics Partners LP / Delek Logistics Finance Corp.

144A, 7.375%, 6/30/33	53,000	54,568

144A, 6.875%, 6/1/34	66,000	66,603

Genesis Energy LP / Genesis Energy Finance Corp.

7.875%, 5/15/32	36,000	37,385

8.00%, 5/15/33	56,000	58,774

6.75%, 3/15/34	60,000	60,428

Global Partners LP / GLP Finance Corp.

144A, 8.25%, 1/15/32	26,000	27,199

144A, 7.125%, 7/1/33	42,000	43,209

Golar LNG Ltd., 144A, 7.50%, 10/2/30	45,000	46,152

See Notes to Financial Statements.

DBX ETF Trust | 9

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Harvest Midstream I LP

144A, 7.50%, 5/15/32	54,000	56,063

144A, 6.75%, 5/15/34	70,000	71,059

Howard Midstream Energy Partners LLC

144A, 6.625%, 1/15/34	51,000	51,461

144A, 6.625%, 1/15/35	53,000	53,292

ITT Holdings LLC, 144A, 6.50%, 8/1/29	104,000	103,726

NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 8.375%, 2/15/32	94,000	98,580

Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.

144A, 6.00%, 12/31/30	65,000	65,196

144A, 6.00%, 9/1/31	32,000	31,658

144A, 6.75%, 3/15/34	53,000	53,437

Venture Global Calcasieu Pass LLC

144A, 3.875%, 11/1/33	80,000	71,107

144A, 6.00%, 5/1/36	87,000	86,688

Venture Global LNG, Inc.

144A, 6.375%, 12/15/34	83,000	82,405

144A, 6.625%, 6/15/36	83,000	83,367

Venture Global Plaquemines LNG LLC

144A, 6.50%, 1/15/34	168,000	173,810

144A, 6.50%, 6/15/34	101,000	104,487

144A, 7.75%, 5/1/35	83,000	92,349

144A, 6.75%, 1/15/36	143,000	150,603

(Cost $2,007,490)		2,020,155

Financial — 13.6%

Diversified Financial Services — 6.0%

Aretec Group, Inc.

144A, 7.50%, 4/1/29	22,000	22,011

144A, 10.00%, 8/15/30	39,000	41,121

Azorra Finance Ltd., 144A, 6.25%, 2/15/34	28,000	27,719

Bread Financial Holdings, Inc., 144A, 6.75%, 5/15/31	45,000	46,015

Burford Capital Global Finance LLC

144A, 9.25%, 7/1/31	47,000	46,876

144A, 7.50%, 7/15/33 (a)	38,000	33,638

144A, 8.50%, 1/15/34	45,000	40,854

Credit Acceptance Corp., 144A, 6.625%, 3/15/30	37,000	37,231

CrossCountry Intermediate HoldCo LLC

144A, 6.50%, 10/1/30	69,000	67,252

144A, 6.75%, 12/1/32	48,000	46,005

	Principal Amount $	Value $

CrossCountry Intermediate HoldCo. LLC, 144A, 7.75%, 8/15/31	57,000	57,102

Encore Capital Group, Inc.

144A, 6.625%, 4/15/31	50,000	50,238

144A, 6.625%, 6/1/32	51,000	51,185

Focus Financial Partners LLC

144A, 6.75%, 9/15/31	66,000	65,702

144A, 7.25%, 9/15/31	41,000	41,482

Freedom Mortgage Holdings LLC

144A, 9.25%, 2/1/29	88,000	91,032

144A, 6.875%, 5/1/31	57,000	54,689

144A, 9.125%, 5/15/31	57,000	58,891

144A, 8.00%, 2/1/32	40,000	39,554

144A, 8.375%, 4/1/32	49,000	49,265

144A, 7.875%, 4/1/33	39,000	37,570

goeasy Ltd.

144A, 9.25%, 12/1/28	35,000	35,173

144A, 7.625%, 7/1/29	48,000	45,983

144A, 6.875%, 5/15/30	28,000	25,463

144A, 7.375%, 10/1/30 (a)	30,000	27,849

144A, 6.875%, 2/15/31 (a)	38,000	33,991

Jefferies Finance LLC / JFIN Co.- Issuer Corp.

144A, 5.00%, 8/15/28	78,000	75,597

144A, 6.625%, 10/15/31	46,000	45,640

Jefferson Capital Holdings LLC, 144A, 8.25%, 5/15/30	41,000	42,956

LD Holdings Group LLC, 144A, 6.125%, 4/1/28	37,000	29,974

Navient Corp.

5.50%, 3/15/29 (a)	52,000	50,873

9.375%, 7/25/30	49,000	51,547

11.50%, 3/15/31	34,000	36,737

9.375%, 10/15/31	33,000	33,896

7.875%, 6/15/32	32,000	31,110

OneMain Finance Corp.

7.50%, 5/15/31	60,000	61,647

7.125%, 11/15/31	64,000	64,974

6.75%, 3/15/32	54,000	54,165

7.125%, 9/15/32	52,000	52,781

6.50%, 3/15/33	55,000	53,838

6.75%, 9/15/33	68,000	67,024

7.125%, 3/15/34	46,000	46,037

Osaic Holdings, Inc.

144A, 6.75%, 8/1/32	89,000	89,597

144A, 8.00%, 8/1/33	55,000	56,367

PennyMac Financial Services, Inc.

144A, 7.125%, 11/15/30	44,000	44,209

144A, 5.75%, 9/15/31	36,000	33,703

144A, 6.875%, 5/15/32	58,000	55,884

See Notes to Financial Statements.

10 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 6.875%, 2/15/33	70,000	66,586

144A, 6.75%, 2/15/34	57,000	52,850

PHH Escrow Issuer LLC/PHH Corp., 144A, 9.875%, 11/1/29	54,000	53,366

PRA Group, Inc., 144A, 8.875%, 1/31/30	40,000	41,551

Stonebriar ABF Issuer LLC

144A, 8.125%, 12/15/30	55,000	55,584

144A, 7.00%, 8/15/31	35,000	34,131

Synchrony Financial, 7.25%, 2/2/33	58,000	60,091

United Wholesale Mortgage LLC, 144A, 5.50%, 4/15/29	59,000	55,671

UWM Holdings LLC

144A, 6.625%, 2/1/30	62,000	58,071

144A, 6.25%, 3/15/31	79,000	70,573

Velocity Commercial Capital LLC, 144A, 9.375%, 2/15/31	39,000	40,496

(Cost $2,894,151)		2,841,417

Insurance — 3.4%

Acrisure LLC / Acrisure Finance, Inc.

144A, 8.25%, 2/1/29	69,000	63,002

144A, 4.25%, 2/15/29	50,000	45,775

144A, 8.50%, 6/15/29	40,000	36,366

144A, 6.00%, 8/1/29	29,000	24,641

144A, 7.50%, 11/6/30	88,000	81,042

144A, 6.75%, 7/1/32	47,000	40,164

Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer

144A, 5.875%, 11/1/29	32,000	31,795

144A, 7.375%, 10/1/32	60,000	60,839

Ardonagh Finco Ltd., 144A, 7.75%, 2/15/31	103,000	105,129

Ardonagh Group Finance Ltd., 144A, 8.875%, 2/15/32	128,000	128,455

Asurion LLC/ Asurion Co-Issuer, Inc.

144A, 8.00%, 12/31/32	238,000	236,961

144A, 8.375%, 2/1/34	264,000	238,443

CRC Insurance Group LLC, 144A, 7.125%, 6/1/31	241,000	241,219

Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC

144A, 7.25%, 2/15/31	82,000	81,232

144A, 8.125%, 2/15/32	87,000	81,964

Jones Deslauriers Insurance Management, Inc.

144A, 8.50%, 3/15/30	73,000	75,271

144A, 6.875%, 10/1/33	26,000	24,422

(Cost $1,670,174)		1,596,720

	Principal Amount $	Value $

Investment Companies — 0.5%

FS KKR Capital Corp.

7.875%, 1/15/29	30,000	30,887

6.875%, 8/15/29	48,000	48,436

6.125%, 1/15/30	64,000	62,789

6.125%, 1/15/31 (a)	25,000	24,310

7.50%, 8/1/31	77,000	78,462

(Cost $241,911)		244,884

Real Estate — 0.9%

Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.

144A, 5.75%, 1/15/29	39,000	38,573

144A, 5.25%, 4/15/30	39,000	37,908

CoreLogic, Inc.

144A, 9.00%, 8/1/31	122,000	121,279

144A, 12.00%, 2/1/32	64,000	61,293

Howard Hughes (The) Corp., 144A, 6.125%, 3/1/34	34,000	33,405

Kennedy-Wilson, Inc.

144A, 7.00%, 6/1/31	81,000	82,937

144A, 7.25%, 6/1/33	74,000	75,417

(Cost $446,552)		450,812

Real Estate Investment Trusts — 2.3%

Arbor Realty SR, Inc.

144A, 8.50%, 12/15/28	32,000	31,796

144A, 7.875%, 7/15/30 (a)	35,000	32,940

Blackstone Mortgage Trust, Inc., 144A, 6.25%, 6/1/31	36,000	34,509

Brandywine Operating Partnership LP, 8.875%, 4/12/29	34,000	35,931

Diversified Healthcare Trust

4.75%, 2/15/28	46,000	45,010

4.375%, 3/1/31	43,000	39,314

EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/ TRS / EF Cayman Non-MTM, 144A, 7.375%, 9/30/30	32,000	31,900

Hudson Pacific Properties LP

4.65%, 4/1/29 (a)	20,000	18,972

3.25%, 1/15/30	48,000	42,702

Millrose Properties, Inc., 144A, 6.25%, 9/15/32	58,000	58,250

MPT Operating Partnership LP / MPT Finance Corp.

5.00%, 10/15/27 (a)	112,000	110,093

4.625%, 8/1/29 (a)	71,000	54,273

3.50%, 3/15/31	100,000	62,107

144A, 8.50%, 2/15/32	120,000	121,751

RHP Hotel Properties LP / RHP Finance Corp.

144A, 6.50%, 6/15/33	44,000	44,907

144A, 5.75%, 3/15/34	56,000	55,220

See Notes to Financial Statements.

DBX ETF Trust | 11

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Rithm Capital Corp.

144A, 8.00%, 4/1/29	56,000	56,799

144A, 8.00%, 7/15/30	40,000	40,233

144A, 8.50%, 6/1/31	30,000	30,347

Service Properties Trust

4.95%, 10/1/29 (a)	29,000	27,495

4.375%, 2/15/30	31,000	28,585

8.875%, 6/15/32	38,000	39,226

Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 6.00%, 1/15/30	55,000	52,994

(Cost $1,111,333)		1,095,354

REITS — 0.1%

RHP Hotel Properties LP / RHP Finance Corp., 144A, 6.25%, 2/15/35

(Cost $43,276)	43,000	43,258

Venture Capital — 0.4%

Icahn Enterprises LP / Icahn Enterprises Finance Corp.

9.75%, 1/15/29	54,000	51,719

4.375%, 2/1/29	50,000	42,766

144A, 10.00%, 11/15/29	77,000	74,709

9.00%, 6/15/30	50,000	46,283

(Cost $222,499)		215,477

Industrial — 5.2%

Building Materials — 1.6%

Builders FirstSource, Inc.

144A, 6.375%, 3/1/34	77,000	76,326

144A, 6.75%, 5/15/35	61,000	61,067

Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/28	53,000	27,692

Cornerstone Building Brands, Inc., 144A, 9.50%, 8/15/29	41,000	21,181

CP Atlas Buyer, Inc., 144A, 9.75%, 7/15/30	32,000	28,149

Griffon Corp., 144A, 6.25%, 10/1/34	61,000	61,238

Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 144A, 6.75%, 4/1/32	57,000	56,537

MIWD Holdco II LLC / MIWD Finance Corp., 144A, 5.50%, 2/1/30	35,000	33,098

Quikrete Holdings, Inc., 144A, 6.75%, 3/1/33	111,000	112,811

Smyrna Ready Mix Concrete LLC, 144A, 8.875%, 11/15/31	85,000	89,132

Standard Building Solutions, Inc.

144A, 6.50%, 8/15/32	87,000	87,519

144A, 6.25%, 8/1/33	74,000	73,509

144A, 5.875%, 3/15/34	59,000	57,173

(Cost $824,113)		785,432

	Principal Amount $	Value $

Electrical Components & Equipment — 0.2%

Energizer Holdings, Inc.

144A, 4.375%, 3/31/29	68,000	66,002

144A, 6.00%, 9/15/33	34,000	32,630

(Cost $98,684)		98,632

Engineering & Construction — 0.7%

Aeropuertos Dominicanos Siglo XXI SA, 144A, 7.00%, 6/30/34	37,000	38,340

Brand Industrial Services, Inc., 144A, 10.375%, 8/1/30 (a)	111,000	97,286

Global Infrastructure Solutions, Inc., 144A, 6.375%, 7/15/34	37,000	37,214

HTA Group Ltd./ Mauritius, 144A, 6.75%, 4/1/31	38,000	38,443

IHS Holding Ltd.

144A, 6.25%, 11/29/28	36,000	35,827

144A, 7.875%, 5/29/30	38,000	38,855

144A, 8.25%, 11/29/31	51,000	53,118

(Cost $346,721)		339,083

Environmental Control — 0.5%

GFL Environmental Holdings US, Inc.

144A, 5.625%, 7/1/31	45,000	43,967

144A, 5.50%, 2/1/34	88,000	82,569

Waste Pro USA, Inc., 144A, 7.00%, 2/1/33	59,000	60,381

Wrangler Holdco Corp., 144A, 6.625%, 4/1/32	40,000	40,402

(Cost $226,992)		227,319

Machinery-Construction & Mining — 0.3%

Solaris Energy Infrastructure LLC, 144A, 6.375%, 5/15/31	100,000	99,317

Terex Corp., 144A, 6.25%, 10/15/32	53,000	53,523

(Cost $154,995)		152,840

Packaging & Containers — 1.7%

Ardagh Group SA, 144A, 9.50%, 12/1/30	113,000	118,137

Canpack Group, Inc. / Canpack SA, 144A, 6.00%, 5/15/31	40,000	40,161

Clydesdale Acquisition Holdings, Inc.

144A, 6.875%, 1/15/30	39,000	39,087

144A, 6.75%, 4/15/32	113,000	110,423

Graphic Packaging International LLC, 144A, 6.375%, 7/15/32	30,000	30,398

Mauser Packaging Solutions Holding Co., 144A, 9.25%, 4/15/30	97,000	96,928

OI European Group BV, 144A, 4.75%, 2/15/30	46,000	41,704

See Notes to Financial Statements.

12 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Owens-Brockway Glass Container, Inc.

144A, 7.25%, 5/15/31 (a)	49,000	45,510

144A, 9.50%, 6/1/33 (a)	34,000	33,291

Sword Purchaser LLC

144A, 8.25%, 4/15/33	144,000	149,132

144A, 10.50%, 4/15/34	38,000	39,672

Trivium Packaging Finance BV, 144A, 12.25%, 1/15/31	41,000	45,447

(Cost $796,382)		789,890

Transportation — 0.2%

Brightline East LLC, 144A, 11.00%, 1/31/30	82,000	4,100

Pods LLC, 144A, 8.75%, 5/15/31	35,000	32,997

Seaspan Corp. Pte Ltd., 144A, 5.50%, 8/1/29	52,000	50,769

(Cost $126,330)		87,866

Technology — 5.8%

Computers — 0.4%

Fortress Intermediate 3, Inc., 144A, 7.50%, 6/1/31	56,000	57,313

McAfee Corp., 144A, 7.375%, 2/15/30 (a)	128,000	115,881

(Cost $173,576)		173,194

Office/Business Equipment — 0.2%

Xerox Corp.

144A, 10.25%, 10/15/30 (a)	24,000	21,120

144A, 13.50%, 4/15/31	40,000	26,700

Xerox Holdings Corp.

144A, 5.50%, 8/15/28	38,000	21,043

144A, 8.875%, 11/30/29	40,000	15,700

(Cost $95,277)		84,563

Software — 5.2%

AthenaHealth Group, Inc.

144A, 6.50%, 2/15/30	172,000	168,228

144A, 7.50%, 2/15/32	45,000	46,407

Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 144A, 8.00%, 6/15/29	58,000	31,320

Central Parent, Inc. / CDK Global, Inc., 144A, 7.25%, 6/15/29	55,000	29,533

Cloud Software Group LLC

144A, 6.50%, 3/31/29	298,000	296,803

144A, 9.00%, 9/30/29	300,000	301,048

144A, 8.25%, 6/30/32	129,000	126,426

144A, 6.625%, 8/15/33	86,000	78,052

CoreWeave, Inc.

144A, 9.25%, 6/1/30	159,000	147,793

144A, 9.00%, 2/1/31	136,000	122,161

144A, 9.75%, 10/1/31	203,000	181,677

144A, 9.625%, 7/15/32	102,000	90,124

	Principal Amount $	Value $

Fair Isaac Corp.

144A, 6.00%, 5/15/33	125,000	123,029

144A, 6.25%, 9/15/34	72,000	70,503

Oak-Eagle Acquireco, Inc., 144A, 8.75%, 7/1/34	206,000	218,760

Open Text Corp., 144A, 3.875%, 12/1/29	62,000	58,079

Open Text Holdings, Inc.

144A, 4.125%, 2/15/30	66,000	61,634

144A, 4.125%, 12/1/31	46,000	41,122

Rocket Software, Inc.

144A, 9.00%, 11/28/28	64,000	65,377

144A, 6.50%, 2/15/29	47,000	46,111

UKG, Inc., 144A, 6.875%, 2/1/31	194,000	191,471

(Cost $2,558,706)		2,495,658

Utilities — 4.7%

Electric — 4.3%

AES Espana BV, 144A, 7.75%, 8/3/33	25,000	25,791

Alpha Generation LLC

144A, 6.75%, 10/15/32	63,000	63,526

144A, 6.25%, 1/15/34	74,000	72,560

California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 144A, 6.375%, 2/15/32	77,000	75,887

ContourGlobal Power Holdings SA, 144A, 6.75%, 2/28/30	44,000	44,825

COX Asset Mexico SA de CV

144A, 7.125%, 1/8/32	72,000	72,339

144A, 7.75%, 5/8/36	87,000	87,731

EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 144A, 5.375%, 12/30/30	47,889	45,500

Hawaiian Electric Co., Inc., 144A, 6.00%, 10/1/33	35,000	34,549

Long Ridge Energy LLC, 144A, 8.75%, 2/15/32	44,000	45,471

NRG Energy, Inc.

144A, 5.75%, 1/15/34	88,000	85,707

144A, 5.875%, 5/15/34	90,000	87,789

144A, 6.25%, 11/1/34	90,000	89,788

144A, 6.00%, 1/15/36	178,000	173,175

144A, 6.125%, 5/15/36	80,000	78,414

Saavi Energia Sarl, 144A, 8.875%, 2/10/35	76,000	83,687

Talen Energy Supply LLC

144A, 6.125%, 5/1/31	111,000	110,781

144A, 6.375%, 5/1/33	195,000	192,639

144A, 6.25%, 2/1/34	112,000	110,031

144A, 6.50%, 2/1/36	93,000	91,317

TransAlta Corp., 5.875%, 2/1/34	25,000	24,419

VoltaGrid LLC, 144A, 7.375%, 11/1/30	158,000	159,066

See Notes to Financial Statements.

DBX ETF Trust | 13

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

XPLR Infrastructure Operating Partners LP

144A, 8.375%, 1/15/31	65,000	69,254

144A, 8.625%, 3/15/33	73,000	78,259

144A, 7.75%, 4/15/34	52,000	55,107

(Cost $2,082,204)		2,057,612

Gas — 0.2%

AmeriGas Partners LP / AmeriGas Finance Corp.

144A, 9.50%, 6/1/30	29,000	30,842

144A, 6.875%, 6/1/31	51,000	50,991

(Cost $82,384)		81,833

Water — 0.2%

Nova Securitisation Sarl

144A, 5.75%, 2/3/31	62,000	59,553

144A, 6.50%, 2/3/36	39,000	36,011

(Cost $99,304)		95,564

TOTAL CORPORATE BONDS

(Cost $47,360,936)		46,368,925

	Number of Shares

SECURITIES LENDING

COLLATERAL — 4.8%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (c)(d)

(Cost $2,286,629)	2,286,629	2,286,629

CASH EQUIVALENTS — 1.0%

DWS Government Money Market Series “Institutional Shares”, 3.65% (c)

(Cost $455,491)	455,491	455,491

TOTAL INVESTMENTS — 103.2%

(Cost $50,103,056)		49,111,045

Other assets and liabilities, net — (3.2%)		(1,508,776)

NET ASSETS — 100.0%		47,602,269

See Notes to Financial Statements.

14 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2026

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026

SECURITIES LENDING COLLATERAL — 4.8%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (c)(d)

970,915	1,315,714	(e)	—	—	—	17,097	—	2,286,629	2,286,629

CASH EQUIVALENTS — 1.0%

DWS Government Money Market Series “Institutional Shares”, 3.65% (c)

304,525	4,925,195		(4,774,229)	—	—	11,125	—	455,491	455,491

1,275,440	6,240,909		(4,774,229)	—	—	28,222	—	2,742,120	2,742,120

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $2,235,560, which is 4.7% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2026.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$46,362,851	$6,074	$46,368,925

Short-Term Investments (a)	2,742,120	—	—	2,742,120

TOTAL	$2,742,120	$46,362,851	$6,074	$49,111,045

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust | 15

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

August 31, 2026

	Principal Amount $	Value $

CORPORATE BONDS – 97.9%

Basic Materials – 4.3%

Chemicals – 2.3%

Ashland, Inc., 144A, 3.375%, 9/1/31	57,000	52,669

Axalta Coating Systems Dutch Holding B BV, 144A, 7.25%, 2/15/31	62,000	64,180

Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	82,000	78,669

Celanese US Holdings LLC

7.35%, 11/15/28	85,000	88,377

7.33%, 7/15/29	92,000	96,028

7.55%, 11/15/30	125,000	132,402

Huntsman International LLC

4.50%, 5/1/29	92,000	89,097

2.95%, 6/15/31	53,000	46,105

Methanex Corp.

5.125%, 10/15/27	86,000	86,011

5.25%, 12/15/29	86,000	85,588

NOVA Chemicals Corp.

144A, 4.25%, 5/15/29	72,000	70,100

144A, 7.00%, 12/1/31	45,000	47,102

Olin Corp., 5.625%, 8/1/29	82,000	81,696

Perimeter Holdings LLC, 144A, 5.00%, 10/30/29	84,000	82,161

Qnity Electronics, Inc.

144A, 5.75%, 8/15/32	122,000	121,370

144A, 6.25%, 8/15/33	93,000	93,730

Solstice Advanced Materials, Inc., 144A, 5.625%, 9/30/33	124,000	121,814

(Cost $1,455,394)		1,437,099

Iron/Steel – 1.0%

Commercial Metals Co., 144A, 5.75%, 11/15/33	127,000	125,073

Fortescue Treasury Pty Ltd.

144A, 4.50%, 9/15/27	84,000	83,373

144A, 5.875%, 4/15/30	56,000	56,265

144A, 4.375%, 4/1/31	122,000	115,245

144A, 6.125%, 4/15/32	93,000	94,097

Mineral Resources Ltd.

144A, 9.25%, 10/1/28	94,000	96,772

144A, 8.50%, 5/1/30	78,000	80,542

(Cost $663,236)		651,367

Mining – 1.0%

Alcoa Nederland Holding BV

144A, 4.125%, 3/31/29	62,000	60,064

144A, 7.125%, 3/15/31	93,000	96,243

Alumina Pty Ltd.

144A, 6.125%, 3/15/30	62,000	62,749

144A, 6.375%, 9/15/32	62,000	62,896

	Principal Amount $	Value $

Arcosa, Inc.

144A, 4.375%, 4/15/29	50,000	49,185

144A, 6.875%, 8/15/32	75,000	77,724

Arsenal AIC Parent LLC

144A, 8.00%, 10/1/30	101,000	105,060

144A, 11.50%, 10/1/31	34,000	36,114

Kaiser Aluminum Corp., 144A, 4.50%, 6/1/31	70,000	66,790

(Cost $616,372)		616,825

Communications – 9.1%

Advertising – 0.9%

Clear Channel Outdoor Holdings, Inc., 144A, 7.125%, 2/15/31	139,000	143,441

Lamar Media Corp.

3.75%, 2/15/28	74,000	72,594

4.00%, 2/15/30	66,000	63,010

3.625%, 1/15/31	66,000	61,495

144A, 5.375%, 11/1/33	51,000	49,653

Outfront Media Capital LLC / Outfront Media Capital Corp.

144A, 4.25%, 1/15/29	57,000	55,561

144A, 4.625%, 3/15/30	64,000	62,059

144A, 7.375%, 2/15/31	56,000	58,155

(Cost $578,372)		565,968

Internet – 1.4%

Arches Buyer, Inc., 144A, 4.25%, 6/1/28	118,000	115,489

Gen Digital, Inc.

144A, 6.75%, 9/30/27	110,000	110,435

144A, 7.125%, 9/30/30	75,000	76,380

144A, 6.25%, 4/1/33	116,000	116,044

Go Daddy Operating Co. LLC / GD Finance Co., Inc.

144A, 5.25%, 12/1/27	76,000	75,989

144A, 3.50%, 3/1/29	98,000	92,969

Match Group Holdings II LLC

144A, 5.00%, 12/15/27	55,000	54,929

144A, 4.625%, 6/1/28	61,000	60,413

144A, 4.125%, 8/1/30	59,000	55,581

144A, 3.625%, 10/1/31	63,000	56,867

144A, 6.125%, 9/15/33	86,000	84,751

(Cost $919,679)		899,847

Media – 4.3%

CCO Holdings LLC / CCO Holdings Capital Corp., 144A, 5.00%, 2/1/28	312,000	309,240

Charter Communications Operating LLC / Charter Communications Operating Capital, 6.05%, 2/15/32	214,000	214,299

Discovery Communications LLC 3.95%, 3/20/28	156,000	154,424

See Notes to Financial Statements.

16 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

4.125%, 5/15/29	86,000	85,356

3.625%, 5/15/30	122,000	114,504

Discovery Global Holdings, Inc., 4.054%, 3/15/29	169,000	167,422

EchoStar Corp., 10.75%, 11/30/29	676,336	731,327

Gray Media, Inc., 144A, 10.50%, 7/15/29	38,000	40,115

McGraw-Hill Education, Inc., 144A, 5.75%, 8/1/28	106,000	105,771

Nexstar Media, Inc., 144A, 4.75%, 11/1/28	122,000	120,285

Paramount Global

3.375%, 2/15/28	74,000	72,381

3.70%, 6/1/28	63,000	61,386

4.20%, 6/1/29	59,000	56,605

Sinclair Television Group, Inc., 144A, 9.75%, 2/15/33	55,000	61,669

Sirius XM Radio, Inc.

144A, 4.00%, 7/15/28	246,000	240,054

144A, 5.50%, 7/1/29	156,000	155,845

(Cost $2,704,426)		2,690,683

Telecommunications – 2.5%

Ciena Corp., 144A, 4.00%, 1/31/30	51,000	48,488

Connect Finco SARL / Connect US Finco LLC, 144A, 9.00%, 9/15/29	246,000	257,555

CT Trust, 144A, 5.125%, 2/3/32	93,000	88,651

Iliad Holding SAS

144A, 7.00%, 10/15/28	107,000	107,313

144A, 8.50%, 4/15/31	119,000	124,919

Level 3 Financing, Inc.

144A, 6.875%, 6/30/33	246,000	250,262

144A, 7.00%, 3/31/34	303,000	310,141

Millicom International Cellular SA

144A, 6.25%, 3/25/29	75,600	75,827

144A, 4.50%, 4/27/31	95,000	88,825

144A, 7.375%, 4/2/32	68,000	70,105

Uniti Services LLC, 144A, 7.50%, 10/15/33	172,000	177,691

(Cost $1,615,269)		1,599,777

Consumer, Cyclical – 17.1%

Airlines – 0.5%

American Airlines, Inc., 144A, 7.25%, 2/15/28	92,000	92,939

United Airlines Holdings, Inc.

4.875%, 3/1/29	128,000	126,441

5.375%, 3/1/31	122,000	120,982

(Cost $346,644)		340,362

	Principal Amount $	Value $

Apparel – 0.1%

Levi Strauss & Co., 144A, 3.50%, 3/1/31

(Cost $59,699)	64,000	59,213

Auto Manufacturers – 2.1%

Allison Transmission, Inc.

144A, 4.75%, 10/1/27	50,000	49,894

144A, 5.875%, 6/1/29	62,000	62,285

144A, 3.75%, 1/30/31	121,000	112,871

New Flyer Holdings, Inc., 144A, 9.25%, 7/1/30	74,000	79,472

Nissan Motor Acceptance Co. LLC

144A, 5.30%, 9/13/27	50,000	49,935

144A, 2.75%, 3/9/28	76,000	72,689

144A, 7.05%, 9/15/28	89,000	90,929

144A, 5.625%, 9/29/28	96,000	95,848

Nissan Motor Co. Ltd.

144A, 4.345%, 9/17/27	307,000	303,672

144A, 7.50%, 7/17/30	122,000	125,402

144A, 4.81%, 9/17/30	307,000	286,123

(Cost $1,336,837)		1,329,120

Auto Parts & Equipment – 0.7%

Adient Global Holdings Ltd., 144A, 8.25%, 4/15/31	61,000	63,617

Clarios Global LP / Clarios US Finance Co.

144A, 6.75%, 5/15/28	87,000	88,288

144A, 6.75%, 2/15/30	127,000	130,635

Goodyear Tire & Rubber Co., 5.00%, 7/15/29	102,000	97,491

ZF North America Capital, Inc., 144A, 6.875%, 4/14/28	76,000	77,308

(Cost $462,196)		457,339

Distribution/Wholesale — 0.5%

American Builders & Contractors Supply Co., Inc.

144A, 4.00%, 1/15/28	86,000	84,843

144A, 3.875%, 11/15/29	51,000	48,659

RB Global Holdings, Inc.

144A, 6.75%, 3/15/28	55,000	55,549

144A, 7.75%, 3/15/31	102,000	105,522

(Cost $297,353)		294,573

Entertainment — 2.3%

Allwyn Entertainment Financing UK PLC, 144A, 7.875%, 4/30/29	77,000	78,924

Banijay Entertainment SAS, 144A, 8.125%, 5/1/29	49,000	50,331

Brightstar Lottery PLC, 144A, 5.25%, 1/15/29	93,000	92,288

See Notes to Financial Statements.

DBX ETF Trust | 17

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Churchill Downs, Inc.

144A, 4.75%, 1/15/28	88,000	87,436

144A, 5.75%, 4/1/30	150,000	150,125

144A, 6.75%, 5/1/31	76,000	77,214

Cinemark USA, Inc., 144A, 5.25%, 7/15/28	94,000	93,859

Light & Wonder International, Inc.

144A, 7.25%, 11/15/29	61,000	62,105

144A, 7.50%, 9/1/31	69,000	71,590

Live Nation Entertainment, Inc.

144A, 4.75%, 10/15/27	111,000	110,680

144A, 3.75%, 1/15/28	64,000	62,914

Rivers Enterprise Borrower LLC, 144A, 6.25%, 10/15/30	75,000	76,050

Vail Resorts, Inc.

144A, 5.625%, 7/15/30	64,000	63,927

144A, 6.50%, 5/15/32	73,000	74,079

Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.

144A, 5.125%, 10/1/29	92,000	91,639

144A, 7.125%, 2/15/31	122,000	128,151

144A, 6.25%, 3/15/33	99,000	99,055

(Cost $1,480,909)		1,470,367

Food Service – 0.2%

Aramark Services, Inc., 144A, 5.00%, 2/1/28

(Cost $140,646)	141,000	140,947

Home Builders – 0.7%

Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/1/30	51,000	48,757

Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 144A, 6.25%, 9/15/27	75,000	75,040

Century Communities, Inc.

144A, 3.875%, 8/15/29	55,000	52,477

144A, 6.625%, 9/15/33	64,000	64,793

LGI Homes, Inc., 144A, 8.75%, 12/15/28	50,000	51,497

Mattamy Group Corp.

144A, 4.625%, 3/1/30	74,000	71,395

144A, 6.00%, 12/15/33	60,000	58,172

(Cost $424,117)		422,131

Home Furnishings – 0.3%

Somnigroup International, Inc.

144A, 4.00%, 4/15/29	97,000	93,427

144A, 3.875%, 10/15/31	102,000	93,368

(Cost $187,134)		186,795

	Principal Amount $	Value $

Housewares – 0.6%

Central Garden & Pet Co.

4.125%, 10/15/30	64,000	60,718

144A, 4.125%, 4/30/31	49,000	46,078

Newell Brands, Inc., 144A, 8.50%, 6/1/28	154,000	160,624

Scotts Miracle-Gro Co.

4.50%, 10/15/29	51,000	50,169

4.00%, 4/1/31	55,000	51,277

(Cost $368,447)		368,866

Leisure Time – 0.6%

Life Time, Inc., 144A, 6.00%, 11/15/31	59,000	59,600

NCL Corp. Ltd., 144A, 7.75%, 2/15/29	74,000	77,082

Patrick Industries, Inc., 144A, 6.375%, 11/1/32	63,000	62,951

Viking Cruises Ltd., 144A, 5.875%, 10/15/33	209,000	206,940

(Cost $414,536)		406,573

Lodging – 3.0%

Boyd Gaming Corp.

4.75%, 12/1/27	123,000	122,710

144A, 4.75%, 6/15/31	110,000	105,667

Hilton Domestic Operating Co., Inc.

144A, 5.875%, 4/1/29	70,000	70,577

144A, 3.75%, 5/1/29	102,000	98,321

4.875%, 1/15/30	125,000	123,768

144A, 4.00%, 5/1/31	136,000	127,885

144A, 5.50%, 9/15/31	127,000	126,604

144A, 3.625%, 2/15/32	184,000	167,260

144A, 6.125%, 4/1/32	53,000	53,704

144A, 5.875%, 3/15/33	117,000	117,403

144A, 5.75%, 9/15/33	127,000	126,978

144A, 5.50%, 3/31/34	123,000	121,146

MGM Resorts International

4.75%, 10/15/28	96,000	95,429

6.125%, 9/15/29	101,000	102,366

Station Casinos LLC, 144A, 4.50%, 2/15/28	88,000	87,167

Travel + Leisure Co., 144A, 4.50%, 12/1/29	81,000	78,436

Wyndham Hotels & Resorts, Inc.

144A, 4.375%, 8/15/28	59,000	57,976

144A, 5.625%, 3/1/33	83,000	81,400

(Cost $1,900,841)		1,864,797

Retail – 5.5%

1011778 BC ULC / New Red Finance, Inc.

144A, 3.875%, 1/15/28	190,000	187,006

144A, 4.375%, 1/15/28	92,000	91,133

144A, 3.50%, 2/15/29	93,000	89,576

See Notes to Financial Statements.

18 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 6.125%, 6/15/29	150,000	151,915

144A, 5.625%, 9/15/29	63,000	63,300

144A, 4.00%, 10/15/30	356,000	336,345

Advance Auto Parts, Inc., 3.90%, 4/15/30	64,000	60,159

Asbury Automotive Group, Inc.

4.50%, 3/1/28	52,000	51,610

144A, 4.625%, 11/15/29	98,000	95,410

4.75%, 3/1/30	52,000	50,705

Bath & Body Works, Inc.

5.25%, 2/1/28	57,000	57,121

144A, 6.625%, 10/1/30	102,000	104,066

Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144A, 4.625%, 1/15/29	123,000	119,929

FirstCash, Inc.

144A, 4.625%, 9/1/28	62,000	60,951

144A, 5.625%, 1/1/30	69,000	68,434

Gap, Inc., 144A, 3.625%, 10/1/29	92,000	87,079

Group 1 Automotive, Inc.

144A, 4.00%, 8/15/28	96,000	93,686

144A, 6.375%, 1/15/30	62,000	62,578

LCM Investments Holdings II LLC

144A, 4.875%, 5/1/29	117,000	114,519

144A, 8.25%, 8/1/31	106,000	110,173

Lithia Motors, Inc.

144A, 4.625%, 12/15/27	50,000	49,848

144A, 3.875%, 6/1/29	99,000	95,114

144A, 5.50%, 10/1/30	75,000	74,497

144A, 4.375%, 1/15/31	70,000	66,727

Murphy Oil USA, Inc.

4.75%, 9/15/29	58,000	57,098

144A, 3.75%, 2/15/31	62,000	58,002

144A, 5.875%, 6/1/34	63,000	62,535

Nordstrom, Inc.

4.375%, 4/1/30	61,000	58,079

4.25%, 8/1/31	51,000	47,192

QXO Building Products, Inc., 144A, 6.75%, 4/30/32	276,000	282,518

Sonic Automotive, Inc., 144A, 4.625%, 11/15/29	81,000	79,338

Yum! Brands, Inc.

144A, 4.75%, 1/15/30	99,000	97,403

3.625%, 3/15/31	132,000	122,185

4.625%, 1/31/32	135,000	128,692

5.375%, 4/1/32	123,000	121,678

(Cost $3,512,187)		3,456,601

	Principal Amount $	Value $

Consumer, Non-cyclical – 21.6%

Agriculture – 0.2%

Darling Ingredients, Inc., 144A, 6.00%, 6/15/30

(Cost $128,971)	127,000	127,761

Beverages – 0.3%

Primo Water Holdings, Inc. / Triton Water Holdings, Inc.

144A, 6.25%, 4/1/29	89,000	89,360

144A, 4.375%, 4/30/29	95,000	93,246

(Cost $182,059)		182,606

Biotechnology – 0.5%

BioMarin Pharmaceutical, Inc., 144A, 5.50%, 2/15/34	103,000	100,724

Genmab A/S/Genmab Finance LLC, 144A, 6.25%, 12/15/32	184,000	186,822

(Cost $292,687)		287,546

Commercial Services – 6.8%

ADT Security (The) Corp., 144A, 4.125%, 8/1/29	123,000	118,527

Albion Financing 1 Sarl / Aggreko Holdings, Inc., 144A, 7.00%, 5/21/30	172,000	177,973

Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	153,000	150,856

Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A, 4.75%, 4/1/28	59,000	58,482

Belron UK Finance PLC, 144A, 5.75%, 10/15/29	137,000	137,614

Block, Inc.

144A, 5.625%, 8/15/30	147,000	147,308

3.50%, 6/1/31	125,000	114,589

6.50%, 5/15/32	246,000	249,916

144A, 6.00%, 8/15/33	122,000	121,862

Brink’s Co.

144A, 4.625%, 10/15/27	76,000	75,582

144A, 6.50%, 6/15/29	50,000	50,825

Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/28	100,000	97,434

EquipmentShare.com, Inc., 144A, 9.00%, 5/15/28	126,000	128,805

Garda World Security Corp., 144A, 7.75%, 2/15/28	50,000	50,900

GEO Group, Inc., 8.625%, 4/15/29	80,000	83,234

Herc Holdings, Inc.

144A, 6.625%, 6/15/29	92,000	93,881

144A, 7.00%, 6/15/30	203,000	210,149

144A, 5.75%, 3/15/31	75,000	74,870

144A, 7.25%, 6/15/33 (a)	135,000	139,727

See Notes to Financial Statements.

DBX ETF Trust | 19

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 6.00%, 3/15/34 (a)	75,000	74,023

Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 3.375%, 8/31/27	123,000	120,784

Service Corp. International

4.625%, 12/15/27	70,000	69,778

5.125%, 6/1/29	92,000	91,552

3.375%, 8/15/30	108,000	100,302

4.00%, 5/15/31	97,000	91,225

5.75%, 10/15/32	100,000	100,093

Synergy Infrastructure Holdings LLC, 144A, 7.875%, 12/1/30	69,000	72,659

United Rentals North America, Inc.

3.875%, 11/15/27	92,000	90,977

4.875%, 1/15/28	208,000	207,343

5.25%, 1/15/30	92,000	91,683

4.00%, 7/15/30	89,000	84,820

3.875%, 2/15/31	137,000	128,496

3.75%, 1/15/32	96,000	88,104

144A, 5.375%, 11/15/33	184,000	179,358

144A, 6.125%, 3/15/34	135,000	137,365

Valvoline, Inc., 144A, 3.625%, 6/15/31	67,000	61,479

Williams Scotsman, Inc.

144A, 4.625%, 8/15/28	59,000	58,578

144A, 6.625%, 6/15/29	62,000	63,139

144A, 6.625%, 4/15/30	59,000	60,438

144A, 7.375%, 10/1/31	56,000	57,971

(Cost $4,393,496)		4,312,701

Cosmetics/Personal Care — 0.3%

Edgewell Personal Care Co., 144A, 5.50%, 6/1/28	97,000	97,141

Prestige Brands, Inc., 144A, 3.75%, 4/1/31	74,000	68,335

(Cost $167,475)		165,476

Food — 3.1%

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC

144A, 6.50%, 2/15/28	93,000	93,687

144A, 3.50%, 3/15/29	166,000	157,848

144A, 4.875%, 2/15/30	126,000	121,421

144A, 5.50%, 3/31/31	84,000	81,486

Chobani LLC / Chobani Finance Corp., Inc.

144A, 4.625%, 11/15/28	54,000	53,534

144A, 7.625%, 7/1/29	62,000	63,855

Lamb Weston Holdings, Inc.

144A, 4.875%, 5/15/28	64,000	63,671

144A, 4.125%, 1/31/30	119,000	114,147

144A, 4.375%, 1/31/32	89,000	83,893

	Principal Amount $	Value $

Performance Food Group, Inc.

144A, 4.25%, 8/1/29	123,000	119,705

144A, 6.125%, 9/15/32	125,000	125,416

Pilgrim’s Pride Corp.

3.50%, 3/1/32	112,000	101,474

6.25%, 7/1/33	83,000	85,866

6.875%, 5/15/34	61,000	65,312

Post Holdings, Inc.

144A, 4.625%, 4/15/30	170,000	163,949

144A, 6.25%, 2/15/32	125,000	126,203

US Foods, Inc.

144A, 6.875%, 9/15/28	58,000	59,138

144A, 4.75%, 2/15/29	115,000	113,558

144A, 4.625%, 6/1/30	48,000	46,876

144A, 7.25%, 1/15/32	64,000	66,166

144A, 5.75%, 4/15/33	64,000	63,729

(Cost $2,000,475)		1,970,934

Healthcare-Products — 1.4%

Avantor Funding, Inc.

144A, 4.625%, 7/15/28	195,000	193,476

144A, 3.875%, 11/1/29	100,000	96,358

Bausch + Lomb Corp., 144A, 8.375%, 10/1/28	182,000	186,919

Medline Borrower LP, 144A, 5.25%, 10/1/29	312,000	310,394

Teleflex, Inc.

144A, 4.25%, 6/1/28	61,000	59,993

144A, 5.875%, 1/15/32	62,000	62,133

(Cost $800,433)		909,273

Healthcare-Services — 7.9%

Acadia Healthcare Co., Inc., 144A, 5.50%, 7/1/28	72,000	71,933

Centene Corp.

2.45%, 7/15/28	260,000	247,809

4.625%, 12/15/29	403,000	393,151

3.375%, 2/15/30	250,000	232,327

3.00%, 10/15/30	270,000	243,669

2.50%, 3/1/31	272,000	237,621

2.625%, 8/1/31	160,000	139,447

Charles River Laboratories International, Inc.

144A, 4.25%, 5/1/28	64,000	63,336

144A, 3.75%, 3/15/29	62,000	59,846

144A, 4.00%, 3/15/31	56,000	52,748

DaVita, Inc.

144A, 4.625%, 6/1/30	338,000	326,794

144A, 3.75%, 2/15/31	184,000	170,088

144A, 6.875%, 9/1/32	127,000	130,150

144A, 6.75%, 7/15/33	125,000	127,989

Encompass Health Corp.

4.50%, 2/1/28	40,000	39,757

4.75%, 2/1/30	102,000	100,580

See Notes to Financial Statements.

20 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

4.625%, 4/1/31	50,000	48,546

IQVIA, Inc.

144A, 6.50%, 5/15/30	61,000	62,212

144A, 6.25%, 6/1/32	250,000	254,840

LifePoint Health, Inc., 144A, 9.875%, 8/15/30	98,000	103,152

Molina Healthcare, Inc.

144A, 4.375%, 6/15/28	98,000	96,709

144A, 3.875%, 11/15/30	81,000	75,244

144A, 3.875%, 5/15/32	91,000	82,411

Star Parent, Inc., 144A, 9.00%, 10/1/30	71,000	74,620

Tenet Healthcare Corp.

5.125%, 11/1/27	184,000	184,058

4.625%, 6/15/28	74,000	73,596

6.125%, 10/1/28	232,000	232,322

4.25%, 6/1/29	172,000	167,642

4.375%, 1/15/30	178,000	172,440

6.125%, 6/15/30	246,000	248,001

6.75%, 5/15/31	166,000	169,614

144A, 5.50%, 11/15/32	184,000	181,673

144A, 6.00%, 11/15/33	96,000	96,333

(Cost $5,009,585)		4,960,658

Pharmaceuticals — 1.1%

Grifols SA, 144A, 4.75%, 10/15/28	88,000	86,798

Jazz Securities DAC, 144A, 4.375%, 1/15/29	184,000	180,699

Organon & Co. / Organon Foreign Debt Co.-Issuer BV

144A, 4.125%, 4/30/28	263,000	260,485

144A, 5.125%, 4/30/31	195,000	194,966

(Cost $725,708)		722,948

Energy — 11.4%

Oil & Gas — 5.2%

Aethon United BR LP / Aethon United Finance Corp., 144A, 7.50%, 10/1/29	124,000	129,048

Ascent Resources Utica Holdings LLC / ARU Finance Corp.

144A, 5.875%, 6/30/29	62,000	62,037

144A, 6.625%, 10/15/32	73,000	73,912

144A, 6.625%, 7/15/33	59,000	59,615

Chord Energy Corp.

144A, 6.00%, 10/1/30	91,000	92,120

144A, 6.75%, 3/15/33	96,000	98,208

CNX Resources Corp.

144A, 7.375%, 1/15/31	64,000	65,573

144A, 7.25%, 3/1/32	76,000	78,269

144A, 5.875%, 3/1/34	59,000	57,561

Hilcorp Energy I LP / Hilcorp Finance Co.

144A, 6.25%, 11/1/28	80,000	80,510

	Principal Amount $	Value $

144A, 5.75%, 2/1/29	71,000	71,271

Leviathan Bond Ltd., 144A, REGS, 6.75%, 6/30/30	68,361	70,102

Matador Resources Co.

144A, 6.50%, 4/15/32	111,000	112,195

144A, 6.25%, 4/15/33	95,000	95,038

144A, 6.00%, 4/15/34	90,000	88,189

Medco Maple Tree Pte Ltd., 144A, 8.96%, 4/27/29	54,000	55,513

Murphy Oil Corp.

6.00%, 10/1/32 (a)	73,000	72,841

6.50%, 2/15/34	64,000	63,827

Noble Finance II LLC, 144A, 8.00%, 4/15/30	134,000	138,627

PBF Holding Co. LLC / PBF Finance Corp., 144A, 9.875%, 3/15/30	98,000	104,693

SM Energy Co.

144A, 8.375%, 7/1/28	57,000	58,354

6.50%, 7/15/28	50,000	50,136

144A, 6.75%, 8/1/29	91,000	93,111

144A, 8.625%, 11/1/30	122,000	128,228

144A, 8.75%, 7/1/31	169,000	176,882

Sunoco LP

144A, 7.00%, 5/1/29	92,000	94,447

144A, 4.50%, 10/1/29	98,000	95,634

144A, 4.625%, 5/1/30	88,000	85,244

144A, 5.625%, 3/15/31	123,000	122,222

144A, 5.375%, 7/15/31	74,000	73,030

144A, 7.25%, 5/1/32	96,000	99,325

144A, 6.25%, 7/1/33	125,000	125,723

Sunoco LP / Sunoco Finance Corp.

144A, 7.00%, 9/15/28	61,000	62,279

4.50%, 5/15/29	99,000	96,880

4.50%, 4/30/30	99,000	96,378

TGNR Intermediate Holdings LLC, 144A, 5.50%, 10/15/29	87,000	86,176

Transocean International Ltd., 144A, 7.875%, 10/15/32	66,000	69,335

(Cost $3,275,675)		3,282,533

Oil & Gas Services — 0.2%

USA Compression Partners LP / USA Compression Finance Corp., 144A, 7.125%, 3/15/29

(Cost $123,413)	120,000	122,992

Pipelines — 6.0%

Antero Midstream Partners LP / Antero Midstream Finance Corp.

144A, 5.375%, 6/15/29	92,000	92,192

144A, 6.625%, 2/1/32	77,000	78,714

144A, 5.75%, 7/1/34	73,000	71,676

See Notes to Financial Statements.

DBX ETF Trust | 21

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Blue Racer Midstream LLC / Blue Racer Finance Corp.

144A, 7.00%, 7/15/29	62,000	63,843

144A, 7.25%, 7/15/32	61,000	63,091

Buckeye Partners LP

4.125%, 12/1/27	51,000	50,261

144A, 4.50%, 3/1/28	62,000	61,104

144A, 6.875%, 7/1/29	75,000	76,887

144A, 6.75%, 2/1/30	64,000	65,950

Delek Logistics Partners LP / Delek Logistics Finance Corp., 144A, 8.625%, 3/15/29	79,000	81,917

Genesis Energy LP / Genesis Energy Finance Corp.

8.25%, 1/15/29	76,000	78,311

8.875%, 4/15/30	64,000	66,891

Hess Midstream Operations LP

144A, 5.875%, 3/1/28	100,000	101,140

144A, 5.125%, 6/15/28	66,000	65,869

144A, 6.50%, 6/1/29	73,000	74,547

144A, 4.25%, 2/15/30	96,000	92,454

144A, 5.50%, 10/15/30	50,000	49,952

Howard Midstream Energy Partners LLC, 144A, 7.375%, 7/15/32	76,000	78,501

NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 8.125%, 2/15/29	115,000	118,670

NuStar Logistics LP, 6.375%, 10/1/30	76,000	77,938

Rockies Express Pipeline LLC

144A, 4.95%, 7/15/29	70,000	69,255

144A, 6.75%, 3/15/33	58,000	59,184

Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.

144A, 5.50%, 1/15/28	91,000	91,036

144A, 7.375%, 2/15/29	92,000	94,586

Venture Global Calcasieu Pass LLC

144A, 3.875%, 8/15/29	156,000	149,544

144A, 6.25%, 1/15/30	127,000	129,746

144A, 4.125%, 8/15/31	155,000	144,917

Venture Global LNG, Inc.

144A, 9.50%, 2/1/29	369,000	397,012

144A, 7.00%, 1/15/30	184,000	189,437

144A, 8.375%, 6/1/31	277,000	288,146

144A, 9.875%, 2/1/32	241,000	257,010

Venture Global Plaquemines LNG LLC

144A, 6.125%, 12/15/30	215,000	219,597

144A, 7.50%, 5/1/33	154,000	167,364

(Cost $3,800,978)		3,766,742

	Principal Amount $	Value $

Financial — 13.2%

Banks — 0.2%

Banco Votorantim SA, 144A, 5.875%, 4/8/28	80,000	80,844

Freedom Mortgage Corp., 144A, 12.25%, 10/1/30	64,000	68,286

(Cost $150,044)		149,130

Diversified Financial Services — 5.1%

Ally Financial, Inc., 6.70%, 2/14/33	62,000	63,139

Azorra Finance Ltd.

144A, 7.75%, 4/15/30	69,000	71,676

144A, 7.25%, 1/15/31	65,000	67,318

Coinbase Global, Inc.

144A, 3.375%, 10/1/28	122,000	116,469

144A, 3.625%, 10/1/31	89,000	78,655

Credit Acceptance Corp., 144A, 9.25%, 12/15/28	78,000	80,795

Encore Capital Group, Inc., 144A, 8.50%, 5/15/30	62,000	65,783

Enova International, Inc.

144A, 11.25%, 12/15/28	50,000	52,312

144A, 9.125%, 8/1/29	61,000	63,816

GGAM Finance Ltd.

144A, 8.00%, 6/15/28	76,000	78,705

144A, 6.875%, 4/15/29	50,000	50,938

144A, 5.875%, 3/15/30	50,000	50,327

Jefferson Capital Holdings LLC, 144A, 9.50%, 2/15/29	53,000	55,497

Navient Corp., 4.875%, 3/15/28	59,000	58,345

OneMain Finance Corp.

6.625%, 1/15/28	92,000	92,931

3.875%, 9/15/28	78,000	75,633

6.625%, 5/15/29	112,000	113,762

5.375%, 11/15/29	91,000	89,741

7.875%, 3/15/30	85,000	88,174

6.125%, 5/15/30	93,000	92,610

4.00%, 9/15/30	102,000	94,220

PennyMac Financial Services, Inc.

144A, 4.25%, 2/15/29	79,000	75,350

144A, 7.875%, 12/15/29	96,000	99,142

Rocket Cos., Inc.

144A, 6.50%, 8/1/29	91,000	92,551

144A, 6.125%, 8/1/30	246,000	249,410

144A, 6.125%, 8/1/31	110,000	111,460

144A, 7.125%, 2/1/32	119,000	122,965

144A, 6.375%, 8/1/33	246,000	249,469

144A, 6.50%, 6/15/34	76,000	77,253

Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.

144A, 3.625%, 3/1/29	91,000	87,765

See Notes to Financial Statements.

22 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 3.875%, 3/1/31	154,000	143,788

144A, 4.00%, 10/15/33	104,000	93,212

SLM Corp., 6.50%, 1/31/30	61,000	62,144

Stonex Escrow Issuer LLC, 144A, 6.875%, 7/15/32	79,000	80,374

StoneX Group, Inc., 144A, 7.875%, 3/1/31	70,000	72,913

(Cost $3,262,338)		3,218,642

Insurance — 2.5%

Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer

144A, 4.25%, 10/15/27	93,000	92,133

144A, 6.75%, 4/15/28	154,000	155,335

144A, 7.00%, 1/15/31	178,000	180,897

144A, 6.50%, 10/1/31	125,000	125,744

AmWINS Group, Inc., 144A, 6.375%, 2/15/29	92,000	92,931

HUB International Ltd.

144A, 5.625%, 12/1/29	69,000	68,705

144A, 7.25%, 6/15/30	403,000	415,086

144A, 7.375%, 1/31/32	234,000	240,334

Ryan Specialty LLC

144A, 4.375%, 2/1/30	49,000	47,424

144A, 5.875%, 8/1/32	147,000	145,528

(Cost $1,576,641)		1,564,117

Investment Companies — 0.1%

FS KKR Capital Corp., 3.125%, 10/12/28

(Cost $87,196)	92,000	87,032

Real Estate — 0.6%

Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 144A, 7.00%, 4/15/30	79,200	79,665

Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 144A, 9.75%, 4/15/30	60,000	64,325

Howard Hughes Corp.

144A, 4.125%, 2/1/29	79,000	76,611

144A, 4.375%, 2/1/31	83,000	78,419

Howard Hughes (The) Corp., 144A, 5.875%, 3/1/32	60,000	59,078

(Cost $362,089)		358,098

Real Estate Investment Trusts — 4.7%

Blackstone Mortgage Trust, Inc., 144A, 7.75%, 12/1/29	55,000	57,014

Brandywine Operating Partnership LP, 3.95%, 11/15/27	56,000	54,935

Hudson Pacific Properties LP, 3.95%, 11/1/27	51,000	49,758

Iron Mountain, Inc. 144A, 4.875%, 9/15/27	120,000	119,724

	Principal Amount $	Value $

144A, 5.25%, 3/15/28	100,000	99,776

144A, 5.00%, 7/15/28	64,000	63,492

144A, 7.00%, 2/15/29	125,000	127,298

144A, 4.875%, 9/15/29	122,000	119,408

144A, 5.25%, 7/15/30	160,000	157,091

144A, 4.50%, 2/15/31	135,000	128,523

144A, 5.625%, 7/15/32	74,000	72,731

144A, 6.25%, 1/15/33	150,000	151,268

144A, 6.25%, 1/15/35	184,000	182,190

Millrose Properties, Inc., 144A, 6.375%, 8/1/30	154,000	156,278

Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer

144A, 5.875%, 10/1/28	79,000	79,113

144A, 4.875%, 5/15/29	93,000	91,278

144A, 7.00%, 2/1/30	71,000	72,737

Pebblebrook Hotel LP / PEB Finance Corp., 144A, 6.375%, 10/15/29	50,000	50,983

RHP Hotel Properties LP / RHP Finance Corp.

144A, 7.25%, 7/15/28	51,000	51,930

144A, 4.50%, 2/15/29	75,000	73,874

144A, 6.50%, 4/1/32	125,000	127,344

SBA Communications Corp., 3.125%, 2/1/29	182,000	174,089

Service Properties Trust

3.95%, 1/15/28	48,000	46,526

144A, 8.625%, 11/15/31	125,000	130,965

Starwood Property Trust, Inc.

144A, 5.25%, 10/15/28	64,000	63,592

144A, 7.25%, 4/1/29	74,000	76,347

144A, 5.875%, 8/15/29	61,000	61,282

144A, 6.00%, 4/15/30	50,000	50,228

144A, 6.50%, 7/1/30	64,000	65,156

144A, 6.50%, 10/15/30	63,000	64,169

144A, 5.75%, 1/15/31	65,000	64,462

144A, 6.125%, 6/1/31	76,000	76,194

(Cost $2,974,706)		2,959,755

Industrial — 15.1%

Aerospace/Defense — 3.8%

ATI, Inc.

7.25%, 8/15/30	52,000	53,948

5.875%, 6/15/33	55,000	55,533

Bombardier, Inc.

144A, 8.75%, 11/15/30	96,000	101,231

144A, 7.25%, 7/1/31	94,000	98,376

144A, 7.00%, 6/1/32	85,000	87,951

144A, 6.75%, 6/15/33	97,000	100,276

144A, 5.875%, 1/15/35	63,000	62,589

TransDigm, Inc.

144A, 6.75%, 8/15/28	194,000	195,475

See Notes to Financial Statements.

DBX ETF Trust | 23

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

4.625%, 1/15/29	115,000	113,018

144A, 6.375%, 3/1/29	254,000	258,080

4.875%, 5/1/29	72,000	71,052

144A, 6.875%, 12/15/30	134,000	137,472

144A, 7.125%, 12/1/31	84,000	86,913

144A, 6.625%, 3/1/32	203,000	207,562

144A, 6.00%, 1/15/33	138,000	138,297

144A, 6.375%, 5/31/33	249,000	249,831

144A, 6.25%, 1/31/34	47,000	47,553

144A, 6.75%, 1/31/34	184,000	187,027

144A, 6.125%, 7/31/34	157,000	155,387

(Cost $2,418,901)		2,407,571

Building Materials — 2.8%

Builders FirstSource, Inc.

144A, 5.00%, 3/1/30	70,000	68,297

144A, 4.25%, 2/1/32	160,000	147,186

144A, 6.375%, 6/15/32	83,000	83,451

Emerald Debt Merger Sub LLC, 144A, 6.625%, 12/15/30	341,000	348,189

EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 144A, 6.75%, 7/15/31	61,000	62,904

Quikrete Holdings, Inc., 144A, 6.375%, 3/1/32	485,000	491,276

Smyrna Ready Mix Concrete LLC, 144A, 6.00%, 11/1/28	137,000	137,140

Standard Industries, Inc.

144A, 4.75%, 1/15/28	123,000	122,632

144A, 4.375%, 7/15/30	197,000	187,413

144A, 3.375%, 1/15/31	135,000	121,907

(Cost $1,795,259)		1,770,395

Electrical Components & Equipment — 0.9%

Energizer Holdings, Inc., 144A, 4.75%, 6/15/28	73,000	72,418

WESCO Distribution, Inc.

144A, 6.375%, 3/15/29	112,000	113,859

144A, 5.25%, 4/15/31	78,000	76,895

144A, 6.625%, 3/15/32	107,000	109,578

144A, 6.375%, 3/15/33	95,000	96,542

144A, 5.50%, 4/15/34	109,000	106,319

(Cost $581,798)		575,611

Electronics — 0.8%

Ingram Micro, Inc., 144A, 4.75%, 5/15/29	249,000	243,941

Sensata Technologies BV, 144A, 5.875%, 9/1/30	62,000	62,438

Sensata Technologies, Inc.

144A, 4.375%, 2/15/30	48,000	46,489

144A, 3.75%, 2/15/31	96,000	89,576

144A, 6.625%, 7/15/32	64,000	65,583

(Cost $516,131)		508,027

	Principal Amount $	Value $

Engineering & Construction — 0.6%

AECOM, 144A, 6.00%, 8/1/33	145,000	144,592

Fluor Corp., 4.25%, 9/15/28	64,000	63,017

Global Infrastructure Solutions, Inc., 144A, 5.625%, 6/1/29	53,000	53,115

HTA Group Ltd./ Mauritius, 144A, 7.50%, 6/4/29	103,000	105,543

(Cost $368,673)		366,267

Environmental Control — 1.2%

Clean Harbors, Inc.

144A, 6.375%, 2/1/31	62,000	62,906

144A, 5.75%, 10/15/33	93,000	93,062

GFL Environmental, Inc.

144A, 4.00%, 8/1/28	96,000	94,104

144A, 4.75%, 6/15/29	92,000	90,114

144A, 4.375%, 8/15/29	64,000	61,869

144A, 6.75%, 1/15/31	127,000	129,223

Madison IAQ LLC

144A, 4.125%, 6/30/28	84,000	82,845

144A, 5.875%, 6/30/29	122,000	121,838

(Cost $741,545)		735,961

Machinery-Construction & Mining — 0.3%

BWX Technologies, Inc.

144A, 4.125%, 6/30/28	50,000	49,226

144A, 4.125%, 4/15/29	50,000	48,604

Terex Corp., 144A, 5.00%, 5/15/29	76,000	75,422

(Cost $173,437)		173,252

Machinery-Diversified — 0.4%

Esab Corp.

144A, 6.25%, 4/15/29	89,000	90,138

144A, 5.625%, 4/1/31	124,000	123,190

Maxim Crane Works Holdings Capital LLC, 144A, 11.50%, 9/1/28	63,000	65,619

(Cost $280,820)		278,947

Metal Fabricate/Hardware — 0.2%

Advanced Drainage Systems, Inc.

144A, 6.375%, 6/15/30	64,000	64,541

144A, 5.375%, 3/1/34	63,000	61,296

(Cost $126,820)		125,837

Miscellaneous Manufacturing — 0.8%

Avient Corp.

144A, 7.125%, 8/1/30	95,000	96,624

144A, 6.25%, 11/1/31	78,000	79,137

Axon Enterprise, Inc.

144A, 6.125%, 3/15/30	127,000	129,386

144A, 6.25%, 3/15/33	92,000	93,665

See Notes to Financial Statements.

24 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Trinity Industries, Inc., 144A, 7.75%, 7/15/28	78,000	79,774

(Cost $480,276)		478,586

Packaging & Containers — 2.4%

Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC

144A, 3.25%, 9/1/28	75,000	73,085

144A, 4.00%, 9/1/29	131,000	125,833

144A, 6.25%, 1/30/31	72,000	72,406

Ball Corp.

6.00%, 6/15/29	127,000	128,579

2.875%, 8/15/30	156,000	142,237

3.125%, 9/15/31	106,000	95,399

5.50%, 9/15/33	96,000	95,296

Canpack SA / Canpack US LLC, 144A, 3.875%, 11/15/29	100,000	94,833

Crown Americas LLC

5.25%, 4/1/30	64,000	63,860

5.875%, 6/1/33	87,000	87,055

Graphic Packaging International LLC

144A, 3.50%, 3/15/28	57,000	55,417

144A, 3.75%, 2/1/30	50,000	46,987

Mauser Packaging Solutions Holding Co., 144A, 7.875%, 4/15/30	324,000	330,604

Silgan Holdings, Inc., 4.125%, 2/1/28	73,000	72,143

Trivium Packaging Finance BV, 144A, 8.25%, 7/15/30	59,000	62,510

(Cost $1,578,001)		1,546,244

Transportation — 0.2%

XPO, Inc.

144A, 7.125%, 6/1/31	53,000	54,625

144A, 7.125%, 2/1/32	73,000	75,472

(Cost $131,671)		130,097

Trucking & Leasing — 0.7%

FTAI Aviation Investors LLC

144A, 5.50%, 5/1/28	122,000	121,788

144A, 7.875%, 12/1/30	62,000	64,781

144A, 7.00%, 5/1/31	89,000	91,705

144A, 7.00%, 6/15/32	97,000	99,706

144A, 5.875%, 4/15/33	61,000	60,170

(Cost $439,272)		438,150

Technology — 4.1%

Computers — 1.3%

Amentum Holdings, Inc., 144A, 7.25%, 8/1/32	127,000	131,017

CACI International, Inc., 144A, 6.375%, 6/15/33	184,000	186,564

	Principal Amount $	Value $

NCR Atleos Corp., 144A, 9.50%, 4/1/29	168,000	178,217

NCR Voyix Corp.

144A, 5.00%, 10/1/28	78,000	76,705

144A, 5.125%, 4/15/29	50,000	48,894

Pitney Bowes, Inc., 144A, 7.25%, 3/15/29	57,000	57,621

Seagate Data Storage Technology Pte Ltd.

5.875%, 7/15/30	50,000	50,826

9.625%, 12/1/32	88,000	96,918

(Cost $833,323)		826,762

Semiconductors — 0.9%

Amkor Technology, Inc., 144A, 5.875%, 10/1/33	61,000	60,020

Entegris, Inc.

144A, 4.375%, 4/15/28	50,000	49,429

144A, 4.75%, 4/15/29	197,000	194,168

144A, 3.625%, 5/1/29 (a)	50,000	48,012

144A, 5.95%, 6/15/30	110,000	111,058

ON Semiconductor Corp., 144A, 3.875%, 9/1/28	87,000	84,969

(Cost $551,903)		547,656

Software — 1.9%

Fair Isaac Corp., 144A, 4.00%, 6/15/28	115,000	112,386

Oak-Eagle Acquireco, Inc., 144A, 7.25%, 7/1/33	353,000	367,353

Open Text Corp., 144A, 3.875%, 2/15/28	112,000	109,743

ROBLOX Corp., 144A, 3.875%, 5/1/30	123,000	115,867

SS&C Technologies, Inc.

144A, 5.50%, 9/30/27	246,000	246,221

144A, 6.50%, 6/1/32	93,000	94,271

Twilio, Inc.

3.625%, 3/15/29	63,000	60,738

3.875%, 3/15/31	62,000	58,209

(Cost $1,175,639)		1,164,788

Utilities — 2.0%

Electric — 2.0%

Clearway Energy Operating LLC

144A, 4.75%, 3/15/28	107,000	106,204

144A, 3.75%, 2/15/31	113,000	104,265

144A, 5.75%, 1/15/34	74,000	71,557

NRG Energy, Inc.

5.75%, 1/15/28	101,000	101,048

144A, 3.375%, 2/15/29	64,000	61,184

144A, 5.25%, 6/15/29	93,000	92,382

144A, 5.75%, 7/15/29	99,000	98,884

144A, 3.625%, 2/15/31	123,000	113,421

144A, 6.00%, 2/1/33	115,000	114,527

See Notes to Financial Statements.

DBX ETF Trust | 25

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

PG&E Corp.

5.00%, 7/1/28	125,000	123,197

5.25%, 7/1/30	121,000	117,817

XPLR Infrastructure Operating Partners LP

144A, 4.50%, 9/15/27	66,000	65,522

144A, 7.25%, 1/15/29 (a)	94,000	97,218

(Cost $1,285,467)		1,267,226

TOTAL CORPORATE BONDS

(Cost $62,277,199)		61,749,571

	Number of Shares

SECURITIES LENDING COLLATERAL — 0.6%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (b)(c)

(Cost $398,708)	398,708	398,708

CASH EQUIVALENTS — 2.8%

DWS Government Money Market Series “Institutional Shares”, 3.65% (b)

(Cost $1,735,367)	1,735,367	1,735,367

TOTAL INVESTMENTS — 101.3%

(Cost $64,411,274)		63,883,646

Other assets and liabilities, net — (1.3%)		(799,257)

NET ASSETS — 100.0%		63,084,389

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026

SECURITIES LENDING COLLATERAL — 0.6%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (b)(c)

721,426	—	(322,718	) (d)	—	—	2,735	—	398,708	398,708

CASH EQUIVALENTS — 2.8%

DWS Government Money Market Series “Institutional Shares”, 3.65% (b)

3,249,259	18,088,646	(19,602,538)		—	—	48,371	—	1,735,367	1,735,367

3,970,685	18,088,646	(19,925,256)		—	—	51,106	—	2,134,075	2,134,075

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $389,425, which is 0.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

See Notes to Financial Statements.

26 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2026

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2026.

REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$61,749,571	$—	$61,749,571

Short-Term Investments (a)	2,134,075	—	—	2,134,075

TOTAL	$2,134,075	$61,749,571	$—	$63,883,646

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust | 27

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

August 31, 2026

	Principal Amount $	Value $

CORPORATE BONDS — 97.7%

Basic Materials — 4.5%

Chemicals — 2.8%

Axalta Coating Systems Dutch Holding B BV, 144A, 7.25%, 2/15/31	186,000	192,541

Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	262,000	251,358

Celanese US Holdings LLC

7.165%, 7/15/27	105,000	106,752

7.35%, 11/15/28	264,000	274,488

7.33%, 7/15/29	312,000	325,662

6.50%, 4/15/30	285,000	290,522

7.55%, 11/15/30	390,000	413,095

7.00%, 2/15/31	240,000	246,823

Chemours Co.

144A, 5.75%, 11/15/28	223,000	221,710

144A, 4.625%, 11/15/29	240,000	227,017

Consolidated Energy Finance SA

144A, 5.625%, 10/15/28	196,000	192,399

144A, 12.00%, 2/15/31 (a)	234,000	249,507

FMC Corp., 3.45%, 10/1/29 (a)	182,000	169,101

Huntsman International LLC

4.50%, 5/1/29	280,000	271,164

2.95%, 6/15/31	147,000	127,877

INEOS Finance PLC

144A, 6.75%, 5/15/28	159,000	158,887

144A, 7.50%, 4/15/29	257,000	255,717

INEOS Quattro Finance 2 PLC, 144A, 9.625%, 3/15/29 (a)	158,000	138,203

Methanex Corp.

5.125%, 10/15/27	292,000	292,036

5.25%, 12/15/29	261,000	259,749

NOVA Chemicals Corp.

144A, 5.25%, 6/1/27	382,000	381,886

144A, 4.25%, 5/15/29	210,000	204,457

Olin Corp.

5.625%, 8/1/29	255,000	254,056

5.00%, 2/1/30	179,000	173,502

Olympus Water US Holding Corp.

144A, 4.25%, 10/1/28	298,000	290,509

144A, 6.25%, 10/1/29	161,000	159,930

144A, 7.25%, 6/15/31	294,000	298,955

Perimeter Holdings LLC, 144A, 5.00%, 10/30/29	257,000	251,373

Tronox, Inc.

144A, 4.625%, 3/15/29 (a)	410,000	275,061

144A, 9.125%, 9/30/30	149,000	149,377

WR Grace Holdings LLC, 144A, 5.625%, 8/15/29	433,000	412,222

(Cost $7,493,059)		7,515,936

	Principal Amount $	Value $

Forest Products & Paper — 0.2%

Domtar Corp., 144A, 6.75%, 10/1/28	244,000	201,178

Magnera Corp., 144A, 4.75%, 11/15/29 (a)	187,000	176,695

Mercer International, Inc.

144A, 12.875%, 10/1/28	148,000	54,760

5.125%, 2/1/29	332,000	102,920

(Cost $822,034)		535,553

Iron/Steel — 0.8%

Cleveland-Cliffs, Inc.

144A, 6.875%, 11/1/29	338,000	343,006

144A, 6.75%, 4/15/30	283,000	285,250

Fortescue Treasury Pty Ltd.

144A, 4.50%, 9/15/27	233,000	231,261

144A, 5.875%, 4/15/30	189,000	189,895

144A, 4.375%, 4/1/31	370,000	349,515

Mineral Resources Ltd.

144A, 9.25%, 10/1/28	234,000	240,899

144A, 8.50%, 5/1/30	263,000	271,571

144A, 7.00%, 4/1/31	260,000	268,222

(Cost $2,164,149)		2,179,619

Mining — 0.7%

Alcoa Nederland Holding BV

144A, 4.125%, 3/31/29	130,000	125,940

144A, 7.125%, 3/15/31	313,000	323,913

Alumina Pty Ltd., 144A, 6.125%, 3/15/30	245,000	247,961

Arcosa, Inc., 144A, 4.375%, 4/15/29	140,000	137,718

Arsenal AIC Parent LLC, 144A, 8.00%, 10/1/30	249,000	259,009

First Quantum Minerals Ltd., 144A, 8.625%, 6/1/31	478,000	497,799

Kaiser Aluminum Corp., 144A, 4.50%, 6/1/31	202,000	192,736

(Cost $1,788,550)		1,785,076

Communications — 15.8%

Advertising — 1.5%

Clear Channel Outdoor Holdings, Inc.

144A, 7.875%, 4/1/30	357,000	370,639

144A, 7.125%, 2/15/31	431,000	444,770

Lamar Media Corp.

3.75%, 2/15/28	225,000	220,725

4.00%, 2/15/30	253,000	241,540

3.625%, 1/15/31	191,000	177,961

Neptune Bidco US, Inc.

144A, 9.29%, 4/15/29	1,031,000	1,056,726

144A, 10.375%, 5/15/31	445,000	467,913

See Notes to Financial Statements.

28 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Outfront Media Capital LLC / Outfront Media Capital Corp.

144A, 4.25%, 1/15/29	182,000	177,404

144A, 4.625%, 3/15/30	186,000	180,360

144A, 7.375%, 2/15/31	195,000	202,503

Stagwell Global LLC, 144A, 5.625%, 8/15/29	411,000	400,578

(Cost $3,877,392)		3,941,119

Internet — 2.3%

Arches Buyer, Inc.

144A, 4.25%, 6/1/28	353,000	345,489

144A, 6.125%, 12/1/28 (a)	187,000	185,127

144A, 9.00%, 8/15/31	360,000	375,932

Cogent Communications Group LLC / Cogent Finance, Inc., 144A, 7.00%, 6/15/27	165,000	157,215

Gen Digital, Inc.

144A, 6.75%, 9/30/27	384,000	385,519

144A, 7.125%, 9/30/30	166,000	169,055

Go Daddy Operating Co. LLC / GD Finance Co., Inc.

144A, 5.25%, 12/1/27	223,000	222,969

144A, 3.50%, 3/1/29	300,000	284,599

ION Platform Finance US, Inc. / ION Platform Finance SARL

144A, 5.75%, 5/15/28	168,000	158,777

144A, 8.75%, 5/1/29	264,000	241,143

144A, 9.50%, 5/30/29	291,000	270,143

144A, 9.00%, 8/1/29	183,000	167,488

Match Group Holdings II LLC

144A, 5.00%, 12/15/27	164,000	163,787

144A, 4.625%, 6/1/28	189,000	187,182

144A, 4.125%, 8/1/30	190,000	178,988

Newfold Digital Holdings Group, Inc.

144A, 11.75%, 4/30/29 (b)	45,600	25,536

144A, 11.75%, 4/30/29 (b)	11,400	9,975

Photo Holdings LLC, 144A, 12.00%, 7/1/31	435,000	448,127

Rakuten Group, Inc.

144A, 11.25%, 2/15/27	697,000	715,847

144A, 9.75%, 4/15/29	784,000	854,982

Wayfair LLC

144A, 7.25%, 10/31/29	287,000	297,365

144A, 7.75%, 9/15/30	271,000	285,566

(Cost $6,171,816)		6,130,811

Media — 8.9%

CCO Holdings LLC / CCO Holdings Capital Corp.

144A, 5.125%, 5/1/27	406,000	405,706

144A, 5.00%, 2/1/28	938,000	929,702

144A, 5.375%, 6/1/29	569,000	559,131

144A, 6.375%, 9/1/29	569,000	569,854

	Principal Amount $	Value $

144A, 4.75%, 3/1/30	1,157,000	1,097,885

144A, 4.50%, 8/15/30	1,053,000	980,739

144A, 4.25%, 2/1/31	1,130,000	1,019,906

144A, 7.375%, 3/1/31 (a)	412,000	417,505

CSC Holdings LLC

144A, 5.50%, 4/15/27	496,000	286,234

144A, 5.375%, 2/1/28	378,000	204,166

144A, 7.50%, 4/1/28	393,000	89,934

144A, 11.25%, 5/15/28	377,000	210,438

144A, 11.75%, 1/31/29	776,000	430,643

144A, 6.50%, 2/1/29	666,000	353,791

144A, 5.75%, 1/15/30	851,000	180,837

144A, 4.125%, 12/1/30	416,000	219,752

144A, 4.625%, 12/1/30	883,000	192,052

144A, 3.375%, 2/15/31	380,000	197,897

Directv Financing LLC

144A, 8.875%, 2/1/30	609,000	623,796

144A, 8.875%, 2/1/30	314,000	321,378

Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 144A, 10.00%, 2/15/31	747,000	790,942

Discovery Communications LLC

3.95%, 3/20/28	465,000	460,303

4.125%, 5/15/29	250,000	248,126

3.625%, 5/15/30	355,000	333,189

Discovery Global Holdings, Inc.

3.755%, 3/15/27	443,000	441,314

4.054%, 3/15/29	496,000	491,367

EchoStar Corp., 10.75%, 11/30/29	1,931,000	2,088,005

EW Scripps (The) Co., 144A, 9.875%, 8/15/30	288,000	259,986

Gray Media, Inc.

144A, 10.50%, 7/15/29	131,000	138,291

144A, 4.75%, 10/15/30	296,000	243,841

iHeartCommunications, Inc.

144A, 9.125%, 5/1/29	275,000	246,963

144A, 10.875%, 5/1/30	258,000	181,890

144A, 7.75%, 8/15/30	248,529	207,712

LCPR Senior Secured Financing DAC

144A, 6.75%, 10/15/27	437,000	253,460

144A, 5.125%, 7/15/29	312,000	178,536

McGraw-Hill Education, Inc.

144A, 5.75%, 8/1/28	314,000	313,322

144A, 8.00%, 8/1/29	227,000	227,281

Nexstar Media, Inc., 144A, 4.75%, 11/1/28	395,000	389,447

Paramount Global

2.90%, 1/15/27	219,000	217,212

3.375%, 2/15/28	182,000	178,018

3.70%, 6/1/28	239,000	232,878

4.20%, 6/1/29	182,000	174,612

See Notes to Financial Statements.

DBX ETF Trust | 29

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2026

	Principal
	Amount $	Value $

4.95%, 1/15/31	474,000	442,549

Sinclair Television Group, Inc., 144A, 5.50%, 3/1/30	178,000	159,755

Sirius XM Radio, Inc.

144A, 3.125%, 9/1/26	190,000	190,000

144A, 5.00%, 8/1/27	515,000	513,958

144A, 4.00%, 7/15/28	751,000	732,849

144A, 5.50%, 7/1/29	467,000	466,535

144A, 4.125%, 7/1/30	566,000	533,058

Univision Communications, Inc.

144A, 4.50%, 5/1/29	400,000	381,056

144A, 7.375%, 6/30/30	340,000	341,597

144A, 8.50%, 7/31/31	465,000	468,974

Versant Media Group, Inc., 144A, 7.25%, 1/30/31	389,000	403,630

Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	347,000	214,339

Virgin Media Secured Finance PLC 144A, 5.50%, 5/15/29	542,000	502,487

144A, 4.50%, 8/15/30	350,000	289,658

Ziggo Bond Co. BV, 144A, 5.125%, 2/28/30	190,000	161,764

Ziggo BV, 144A, 4.875%, 1/15/30	376,000	347,336

(Cost $25,206,411)		23,737,586

Telecommunications — 3.1%

Altice Financing SA

144A, 5.00%, 1/15/28	456,000	277,739

144A, 5.75%, 8/15/29	775,000	470,845

Altice France SA

144A, 9.50%, 11/1/29	484,083	490,840

144A, 6.875%, 10/15/30	316,706	310,469

Ciena Corp., 144A, 4.00%, 1/31/30	150,000	142,611

Connect Finco SARL / Connect US Finco LLC, 144A, 9.00%, 9/15/29	740,000	774,759

Connect Holding II LLC, 144A, 10.50%, 4/3/31	842,000	758,738

Iliad Holding SAS

144A, 7.00%, 10/15/28	314,000	314,919

144A, 8.50%, 4/15/31	357,000	374,757

Millicom International Cellular SA

144A, 6.25%, 3/25/29	305,100	306,017

144A, 4.50%, 4/27/31	271,000	253,385

PR RNO Property Owner 1 LLC,144A, 6.50%, 5/1/31	1,719,000	1,594,507

SE Cosmos LLC, 144A, 8.875%, 5/1/31	378,000	372,315

Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 144A, 6.50%, 2/15/29	424,000	419,102

	Principal
	Amount $	Value $

Viasat, Inc.

144A, 5.625%, 4/15/27	267,000	267,334

144A, 6.50%, 7/15/28	126,000	126,263

144A, 7.50%, 5/30/31	284,000	285,459

Vmed O2 UK Financing I PLC

144A, 4.25%, 1/31/31	508,000	411,974

144A, 4.75%, 7/15/31	530,000	430,405

(Cost $8,730,202)		8,382,438

Consumer, Cyclical — 18.5%

Airlines — 0.8%

Alaska Airlines, Inc., 144A, 6.50%, 6/1/31	197,000	196,756

American Airlines, Inc., 144A, 7.25%, 2/15/28	277,000	279,828

Gol Finance, Inc., 144A, 14.375%, 6/6/30	794,000	771,867

United Airlines Holdings, Inc.

4.875%, 3/1/29	363,000	358,577

5.375%, 3/1/31	380,000	376,829

(Cost $2,027,447)		1,983,857

Apparel — 0.2%

Levi Strauss & Co., 144A, 3.50%, 3/1/31	188,000	173,939

VF Corp.

2.80%, 4/23/27	185,000	182,870

2.95%, 4/23/30	312,000	283,599

(Cost $629,721)		640,408

Auto Manufacturers — 1.9%

Allison Transmission, Inc.

144A, 4.75%, 10/1/27	191,000	190,597

144A, 5.875%, 6/1/29	173,000	173,795

144A, 3.75%, 1/30/31	370,000	345,143

Aston Martin Capital Holdings Ltd., 144A, 10.00%, 3/31/29 (a)	393,000	230,734

New Flyer Holdings, Inc., 144A, 9.25%, 7/1/30	227,000	243,786

Nissan Motor Acceptance Co. LLC

144A, 1.85%, 9/16/26	376,000	375,632

144A, 5.30%, 9/13/27	149,000	148,805

144A, 2.75%, 3/9/28	230,000	219,979

144A, 7.05%, 9/15/28	263,000	268,700

144A, 5.625%, 9/29/28	308,000	307,513

144A, 6.125%, 9/30/30	472,000	464,613

Nissan Motor Co. Ltd.

144A, 4.345%, 9/17/27	924,000	913,983

144A, 7.50%, 7/17/30	364,000	374,150

144A, 4.81%, 9/17/30	959,000	893,786

(Cost $5,326,918)		5,151,216

See Notes to Financial Statements.

30 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2026

	Principal
	Amount $	Value $

Auto Parts & Equipment — 2.0%

Adient Global Holdings Ltd., 144A, 8.25%, 4/15/31	110,000	114,719

American Axle & Manufacturing, Inc., 5.00%, 10/1/29	224,000	218,854

Clarios Global LP / Clarios US Finance Co.

144A, 6.75%, 5/15/28	349,000	354,165

144A, 6.75%, 2/15/30	378,000	388,818

Cooper-Standard Automotive, Inc., 144A, 9.25%, 3/1/31	417,000	422,127

Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 144A, 6.125%, 4/15/31	312,000	311,920

Forvia SE, 144A, 8.00%, 6/15/30 (a)	187,000	196,298

Goodyear Tire & Rubber Co.

4.875%, 3/15/27	285,000	285,390

5.00%, 7/15/29	312,000	298,209

6.625%, 7/15/30	220,000	212,735

5.25%, 4/30/31	212,000	190,678

5.25%, 7/15/31	215,000	191,524

Tenneco, Inc., 144A, 8.00%, 11/17/28	710,000	712,777

ZF North America Capital, Inc.

144A, 6.875%, 4/14/28	215,000	218,701

144A, 7.125%, 4/14/30	230,000	234,272

144A, 6.75%, 4/23/30	303,000	305,560

144A, 7.50%, 3/24/31	570,000	584,776

(Cost $5,134,090)		5,241,523

Distribution/Wholesale — 0.5%

American Builders & Contractors Supply Co., Inc.

144A, 4.00%, 1/15/28	258,000	254,530

144A, 3.875%, 11/15/29	149,000	142,160

RB Global Holdings, Inc.

144A, 6.75%, 3/15/28	208,000	210,076

144A, 7.75%, 3/15/31	291,000	301,049

Veritiv Operating Co., 144A, 10.50%, 11/30/30	401,000	419,309

(Cost $1,334,202)		1,327,124

Entertainment — 2.9%

Allwyn Entertainment Financing UK PLC, 144A, 7.875%, 4/30/29	231,000	236,770

Banijay Entertainment SAS, 144A, 8.125%, 5/1/29	172,000	176,673

Brightstar Lottery PLC, 144A, 5.25%, 1/15/29	270,000	267,932

Caesars Entertainment, Inc.

144A, 4.625%, 10/15/29	463,000	444,663

144A, 7.00%, 2/15/30	744,000	748,755

Churchill Downs, Inc.

144A, 5.50%, 4/1/27	232,000	232,654

	Principal
	Amount $	Value $

144A, 4.75%, 1/15/28	259,000	257,339

144A, 5.75%, 4/1/30	412,000	412,342

144A, 6.75%, 5/1/31	250,000	253,995

Cinemark USA, Inc., 144A, 5.25%, 7/15/28	287,000	286,570

Great Canadian Gaming Corp./ Raptor LLC, 144A, 8.75%, 11/15/29	202,000	203,413

Light & Wonder International, Inc., 144A, 7.25%, 11/15/29	185,000	188,352

Live Nation Entertainment, Inc.

144A, 6.50%, 5/15/27	439,000	439,778

144A, 4.75%, 10/15/27	348,000	346,997

144A, 3.75%, 1/15/28	182,000	178,912

Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC

144A, 8.25%, 4/15/30	280,000	292,437

144A, 11.875%, 4/15/31	255,000	277,374

Motion Bondco DAC, 144A, 6.625%, 11/15/27 (a)	153,000	144,313

Penn Entertainment, Inc.

144A, 5.625%, 1/15/27	183,000	183,829

144A, 4.125%, 7/1/29 (a)	196,000	188,068

144A, 6.75%, 4/1/31	205,000	205,833

Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 144A, 5.625%, 9/1/29	293,000	215,024

Rivers Enterprise Borrower LLC, 144A, 6.25%, 10/15/30	228,000	231,193

Six Flags Entertainment Corp., 144A, 7.25%, 5/15/31 (a)	283,000	279,808

Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp., 5.25%, 7/15/29	220,000	213,647

Vail Resorts, Inc., 144A, 5.625%, 7/15/30	203,000	202,770

Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.

144A, 5.125%, 10/1/29	270,000	268,941

144A, 7.125%, 2/15/31	391,000	410,713

(Cost $7,785,236)		7,789,095

Food Service — 0.4%

Aramark Services, Inc., 144A, 5.00%, 2/1/28	421,000	420,842

TKC Holdings, Inc.

144A, 8.50%, 8/15/30	423,000	441,124

144A, 12.00%, 2/15/31	249,000	267,941

(Cost $1,109,573)		1,129,907

See Notes to Financial Statements.

DBX ETF Trust | 31

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2026

	Principal
	Amount $	Value $

Home Builders — 0.4%

Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/1/30	159,000	152,008

Brookfield Residential Properties, Inc. / Brookfield Residential US LLC

144A, 6.25%, 9/15/27	232,000	232,125

144A, 4.875%, 2/15/30	190,000	179,259

Century Communities, Inc., 144A, 3.875%, 8/15/29	193,000	184,145

LGI Homes, Inc., 144A, 8.75%, 12/15/28	143,000	147,282

Mattamy Group Corp., 144A, 4.625%, 3/1/30	205,000	197,783

(Cost $1,081,665)		1,092,602

Home Furnishings — 0.5%

FXI Holdings, Inc., 144A, 11.00%, 11/15/30	314,000	265,330

Somnigroup International, Inc., 144A, 4.00%, 4/15/29	304,000	292,802

Whirlpool Corp.

4.75%, 2/26/29	269,000	255,506

6.125%, 6/15/30	233,000	219,108

144A, 7.50%, 7/1/31	378,000	379,424

(Cost $1,447,972)		1,412,170

Housewares — 0.8%

Cd&r Smokey Buyer, Inc. / Radio Systems Corp., 144A, 9.50%, 10/15/29	290,000	126,150

Central Garden & Pet Co.

4.125%, 10/15/30	183,000	173,617

144A, 4.125%, 4/30/31	150,000	141,056

Newell Brands, Inc.

144A, 8.50%, 6/1/28	474,000	494,388

6.625%, 9/15/29	213,000	217,414

6.375%, 5/15/30 (a)	285,000	289,510

144A, 6.25%, 8/15/31	227,000	227,680

Scotts Miracle-Gro Co.

4.50%, 10/15/29	160,000	157,393

4.00%, 4/1/31	173,000	161,288

(Cost $2,102,982)		1,988,496

Leisure Time — 0.7%

NCL Corp. Ltd.

144A, 7.75%, 2/15/29	222,000	231,244

144A, 5.875%, 1/15/31	464,000	445,262

Sabre Financial Borrower LLC, 144A, 11.125%, 6/15/29	365,000	387,722

Sabre GLBL, Inc.

144A, 10.75%, 11/15/29	162,000	159,859

144A, 10.75%, 3/15/30	180,000	175,050

144A, 11.125%, 7/15/30	496,000	488,560

(Cost $1,876,654)		1,887,697

	Principal
	Amount $	Value $

Lodging — 2.4%

Boyd Gaming Corp.

4.75%, 12/1/27	406,000	405,041

144A, 4.75%, 6/15/31	333,000	319,882

Hilton Domestic Operating Co., Inc.

144A, 5.875%, 4/1/29	201,000	202,657

144A, 3.75%, 5/1/29	318,000	306,531

4.875%, 1/15/30	392,000	388,136

144A, 4.00%, 5/1/31	410,000	385,536

Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A, 4.875%, 7/1/31	189,000	175,063

Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 144A, 5.00%, 6/1/29	319,000	310,966

Marriott Ownership Resorts, Inc., 144A, 4.50%, 6/15/29	185,000	179,123

Melco Resorts Finance Ltd.

144A, 5.75%, 7/21/28	319,000	317,887

144A, 5.375%, 12/4/29	431,000	419,164

MGM Resorts International

4.625%, 9/1/26	129,000	129,000

5.50%, 4/15/27	253,000	253,976

4.75%, 10/15/28	287,000	285,293

6.125%, 9/15/29	319,000	323,314

Station Casinos LLC, 144A, 4.50%, 2/15/28	314,000	311,028

Studio City Finance Ltd., 144A, 5.00%, 1/15/29	420,000	404,938

Travel + Leisure Co.

6.00%, 4/1/27	178,000	178,336

144A, 4.50%, 12/1/29	228,000	220,782

144A, 6.25%, 6/1/31	352,000	354,815

Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/28	182,000	178,843

Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 5.25%, 5/15/27	335,000	335,701

(Cost $6,337,102)		6,386,012

Retail — 5.0%

1011778 BC ULC / New Red Finance, Inc.

144A, 3.875%, 1/15/28	623,000	613,182

144A, 4.375%, 1/15/28	205,000	203,068

144A, 3.50%, 2/15/29	290,000	279,324

144A, 6.125%, 6/15/29	502,000	508,409

144A, 5.625%, 9/15/29	183,000	183,872

144A, 4.00%, 10/15/30	1,094,000	1,033,598

Advance Auto Parts, Inc. 3.90%, 4/15/30	197,000	185,178

144A, 7.00%, 8/1/30	350,000	358,060

See Notes to Financial Statements.

32 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2026

	Principal
	Amount $	Value $

Asbury Automotive Group, Inc.

4.50%, 3/1/28	149,000	147,883

144A, 4.625%, 11/15/29	321,000	312,516

4.75%, 3/1/30	159,000	155,041

Bath & Body Works, Inc.

5.25%, 2/1/28	162,000	162,343

144A, 6.625%, 10/1/30	317,000	323,421

Ferrellgas LP / Ferrellgas Finance Corp.

144A, 5.875%, 4/1/29	308,000	304,595

144A, 9.25%, 1/15/31	252,000	267,060

Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.

144A, 4.625%, 1/15/29	385,000	375,387

144A, 6.75%, 1/15/30 (a)	435,000	426,111

FirstCash, Inc.

144A, 4.625%, 9/1/28	188,000	184,820

144A, 5.625%, 1/1/30	197,000	195,385

Gap, Inc., 144A, 3.625%, 10/1/29	274,000	259,343

Global Auto Holdings Ltd. / AAG FH UK Ltd., 144A, 8.375%, 1/15/29	199,000	199,538

Group 1 Automotive, Inc.

144A, 4.00%, 8/15/28	316,000	308,383

144A, 6.375%, 1/15/30	183,000	184,707

LBM Acquisition LLC

144A, 6.25%, 1/15/29	273,000	173,762

144A, 9.50%, 6/15/31 (a)	351,000	290,432

LCM Investments Holdings II LLC

144A, 4.875%, 5/1/29	375,000	367,047

144A, 8.25%, 8/1/31	322,000	334,677

Lithia Motors, Inc.

144A, 4.625%, 12/15/27	140,000	139,573

144A, 3.875%, 6/1/29	296,000	284,380

144A, 5.50%, 10/1/30	223,000	221,504

144A, 4.375%, 1/15/31	228,000	217,339

Murphy Oil USA, Inc.

4.75%, 9/15/29	184,000	181,140

144A, 3.75%, 2/15/31	184,000	172,136

Nordstrom, Inc.

4.375%, 4/1/30	187,000	178,046

4.25%, 8/1/31	161,000	148,977

Park River Holdings, Inc.

144A, 8.75%, 12/31/30 (a)	205,000	195,196

144A, 8.00%, 3/15/31	308,000	309,871

QXO Building Products, Inc., 144A, 6.50%, 7/15/31	568,000	574,673

Sonic Automotive, Inc., 144A, 4.625%, 11/15/29	241,000	236,055

Staples, Inc.

144A, 10.75%, 9/1/29	939,000	902,639

144A, 12.75%, 1/15/30	313,000	249,565

	Principal
	Amount $	Value $

Suburban Propane Partners LP/ Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	239,000	226,314

Victra Holdings LLC / Victra Finance Corp., 144A, 8.75%, 9/15/29	169,000	173,348

Yum! Brands, Inc.

144A, 4.75%, 1/15/30	312,000	306,968

3.625%, 3/15/31	387,000	358,225

(Cost $13,474,336)		13,413,091

Consumer, Non-cyclical — 17.8%

Agriculture — 0.2%

Darling Ingredients, Inc.

144A, 5.25%, 4/15/27	193,000	193,157

144A, 6.00%, 6/15/30	379,000	381,273

(Cost $575,406)		574,430

Beverages — 0.2%

Primo Water Holdings, Inc. / Triton Water Holdings, Inc.

144A, 6.25%, 4/1/29	263,000	264,065

144A, 4.375%, 4/30/29	280,000	274,829

(Cost $532,966)		538,894

Commercial Services — 5.5%

ADT Security (The) Corp., 144A, 4.125%, 8/1/29	375,000	361,363

Albion Financing 1 Sarl / Aggreko Holdings, Inc., 144A, 7.00%, 5/21/30	523,000	541,161

Allied Universal Holdco LLC, 144A, 7.875%, 2/15/31	880,000	915,663

Allied Universal Holdco LLC / Allied Universal Finance Corp.

144A, 6.00%, 6/1/29 (a)	358,000	357,642

144A, 6.875%, 6/15/30	413,000	422,881

Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	464,000	457,498

Avis Budget Car Rental LLC / Avis Budget Finance, Inc.

144A, 4.75%, 4/1/28	186,000	184,366

144A, 5.375%, 3/1/29	234,000	230,111

144A, 8.25%, 1/15/30 (a)	265,000	272,375

144A, 8.00%, 2/15/31 (a)	294,000	298,150

Belron UK Finance PLC, 144A, 5.75%, 10/15/29	410,000	411,839

Block, Inc.

144A, 5.625%, 8/15/30	455,000	455,955

3.50%, 6/1/31	373,000	341,932

Brink’s Co.

144A, 4.625%, 10/15/27	220,000	218,789

144A, 6.50%, 6/15/29	154,000	156,542

See Notes to Financial Statements.

DBX ETF Trust | 33

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Clarivate Science Holdings Corp.

144A, 3.875%, 7/1/28	375,000	365,376

144A, 4.875%, 7/1/29	318,000	299,455

EquipmentShare.com, Inc., 144A, 9.00%, 5/15/28	377,000	385,392

Garda World Security Corp.

144A, 7.75%, 2/15/28	151,000	153,718

144A, 6.00%, 6/1/29	185,000	182,964

144A, 6.50%, 1/15/31	254,000	257,901

GEO Group, Inc.

8.625%, 4/15/29	263,000	273,631

10.25%, 4/15/31	228,000	245,397

Herc Holdings, Inc.

144A, 6.625%, 6/15/29	294,000	300,012

144A, 7.00%, 6/15/30	650,000	672,892

144A, 5.75%, 3/15/31	222,000	221,615

Hertz Corp.

144A, 12.625%, 7/15/29 (a)	465,000	313,379

144A, 5.00%, 12/1/29	380,000	126,263

Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 3.375%, 8/31/27	375,000	368,244

RR Donnelley & Sons Co.

144A, 9.50%, 8/1/29	386,000	402,485

144A, 10.875%, 8/1/29	195,000	202,330

Service Corp. International

4.625%, 12/15/27	200,000	199,366

5.125%, 6/1/29	275,000	273,660

3.375%, 8/15/30	339,000	314,837

4.00%, 5/15/31	303,000	284,959

Sotheby’s, 144A, 8.25%, 4/15/31	311,000	315,203

Synergy Infrastructure Holdings LLC, 144A, 7.875%, 12/1/30	206,000	216,924

United Rentals North America, Inc.

3.875%, 11/15/27	281,000	277,876

4.875%, 1/15/28	627,000	625,018

5.25%, 1/15/30	282,000	281,028

4.00%, 7/15/30	282,000	268,755

3.875%, 2/15/31	420,000	393,930

Valvoline, Inc., 144A, 3.625%, 6/15/31	203,000	186,273

Williams Scotsman, Inc.

144A, 4.625%, 8/15/28	194,000	192,613

144A, 6.625%, 6/15/29	191,000	194,510

144A, 6.625%, 4/15/30	182,000	186,435

(Cost $14,842,866)		14,608,708

	Principal Amount $	Value $

Cosmetics/Personal Care — 0.6%

Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC

144A, 6.625%, 7/15/30	284,000	284,842

144A, 5.60%, 1/15/31	341,000	332,002

Edgewell Personal Care Co.

144A, 5.50%, 6/1/28	278,000	278,405

144A, 4.125%, 4/1/29	193,000	187,102

Perrigo Finance Unlimited Co., 5.15%, 6/15/30	295,000	285,110

Prestige Brands, Inc., 144A, 3.75%, 4/1/31	219,000	202,233

(Cost $1,573,246)		1,569,694

Food — 1.6%

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC

144A, 6.50%, 2/15/28	277,000	279,045

144A, 3.50%, 3/15/29	504,000	479,250

144A, 4.875%, 2/15/30	380,000	366,191

144A, 5.50%, 3/31/31	267,000	259,008

B&G Foods, Inc.

144A, 8.00%, 9/15/28	320,000	317,322

144A, 11.00%, 6/15/31	174,000	152,278

Chobani LLC / Chobani Finance Corp., Inc.

144A, 4.625%, 11/15/28	155,000	153,662

144A, 7.625%, 7/1/29	182,000	187,445

Lamb Weston Holdings, Inc.

144A, 4.875%, 5/15/28	193,000	192,009

144A, 4.125%, 1/31/30	358,000	343,399

Performance Food Group, Inc., 144A, 4.25%, 8/1/29	384,000	373,712

Post Holdings, Inc., 144A, 4.625%, 4/15/30	522,000	503,421

US Foods, Inc.

144A, 6.875%, 9/15/28	165,000	168,238

144A, 4.75%, 2/15/29	332,000	327,838

144A, 4.625%, 6/1/30	195,000	190,436

(Cost $4,305,445)		4,293,254

Healthcare-Products — 0.9%

Avantor Funding, Inc.

144A, 4.625%, 7/15/28	573,000	568,521

144A, 3.875%, 11/1/29	308,000	296,784

Bausch + Lomb Corp., 144A, 8.375%, 10/1/28	499,000	512,488

Medline Borrower LP, 144A, 5.25%, 10/1/29	967,000	962,023

Teleflex, Inc., 144A, 4.25%, 6/1/28	188,000	184,895

(Cost $2,498,187)		2,524,711

See Notes to Financial Statements.

34 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Healthcare-Services — 6.8%

Acadia Healthcare Co., Inc.

144A, 5.50%, 7/1/28	166,000	165,846

144A, 5.00%, 4/15/29	177,000	174,043

Centene Corp.

4.25%, 12/15/27	189,000	188,004

2.45%, 7/15/28	839,000	799,659

4.625%, 12/15/29	1,236,000	1,205,792

3.375%, 2/15/30	746,000	693,264

3.00%, 10/15/30	836,000	754,472

2.50%, 3/1/31	840,000	733,830

2.625%, 8/1/31	493,000	429,670

Charles River Laboratories International, Inc.

144A, 4.25%, 5/1/28	182,000	180,112

144A, 3.75%, 3/15/29	198,000	191,123

144A, 4.00%, 3/15/31	182,000	171,430

CHS/Community Health Systems, Inc.

144A, 6.00%, 1/15/29	244,000	241,338

144A, 6.875%, 4/15/29	472,000	453,253

144A, 6.125%, 4/1/30 (a)	463,000	396,139

144A, 5.25%, 5/15/30	585,000	546,561

144A, 4.75%, 2/15/31	259,000	236,117

DaVita, Inc.

144A, 4.625%, 6/1/30	1,044,000	1,009,388

144A, 3.75%, 2/15/31	561,000	518,584

Encompass Health Corp.

4.50%, 2/1/28	167,000	165,986

4.75%, 2/1/30	302,000	297,796

4.625%, 4/1/31	146,000	141,756

IQVIA, Inc.

144A, 5.00%, 10/15/26	403,000	403,170

144A, 5.00%, 5/15/27	366,000	366,113

144A, 6.50%, 5/15/30	206,000	210,094

LifePoint Health, Inc.

144A, 5.375%, 1/15/29	183,000	177,491

144A, 9.875%, 8/15/30	293,000	308,404

Molina Healthcare, Inc.

144A, 4.375%, 6/15/28	300,000	296,049

144A, 3.875%, 11/15/30	244,000	226,660

144A, 6.50%, 2/15/31	341,000	346,872

MPH Acquisition Holdings LLC, 144A, 5.75%, 12/31/30	285,000	244,618

National Mentor Holdings, Inc., 144A, 10.50%, 12/15/30	479,000	510,199

Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/29	589,000	611,182

Star Parent, Inc., 144A, 9.00%, 10/1/30	366,000	384,658

Team Health Holdings, Inc., 144A, 8.375%, 6/30/28	159,000	159,118

	Principal Amount $	Value $

Tenet Healthcare Corp.

5.125%, 11/1/27	572,000	572,180

4.625%, 6/15/28	332,000	330,189

6.125%, 10/1/28	697,000	697,968

4.25%, 6/1/29	551,000	537,038

4.375%, 1/15/30	539,000	522,164

6.125%, 6/15/30	737,000	742,993

6.75%, 5/15/31	420,000	429,143

US Acute Care Solutions LLC, 144A, 9.75%, 5/15/29	379,000	371,983

(Cost $18,017,379)		18,142,449

Household Products/Wares — 0.1%

Kronos Acquisition Holdings, Inc., 144A, 8.25%, 6/30/31

(Cost $148,810)	212,000	165,625

Pharmaceuticals — 1.9%

Adapthealth LLC

144A, 4.625%, 8/1/29	198,000	187,172

144A, 5.125%, 3/1/30	222,000	208,027

Bausch Health Americas, Inc., 144A, 8.50%, 1/31/27	244,000	243,895

Bausch Health Cos., Inc.

144A, 5.00%, 1/30/28	182,000	168,975

144A, 4.875%, 6/1/28	292,000	278,677

144A, 11.00%, 9/30/28	335,000	354,028

144A, 5.00%, 2/15/29	172,000	135,588

144A, 6.25%, 2/15/29	319,000	263,574

144A, 5.25%, 1/30/30	292,000	208,286

144A, 5.25%, 2/15/31	169,000	108,898

Endo Finance Holdings LP, 144A, 8.50%, 4/15/31	365,000	384,952

Grifols SA, 144A, 4.75%, 10/15/28	265,000	261,381

HLF Financing Sarl LLC / Herbalife International, Inc., 144A, 4.875%, 6/1/29	243,000	229,143

Jazz Securities DAC, 144A, 4.375%, 1/15/29	609,000	598,076

Organon & Co. / Organon Foreign Debt Co.-Issuer BV

144A, 4.125%, 4/30/28	789,000	781,453

144A, 5.125%, 4/30/31	614,000	613,894

(Cost $4,783,916)		5,026,019

Diversified — 0.2%

Holding Companies-Diversified — 0.2%

Stena International SA

144A, 7.25%, 1/15/31	347,000	356,488

144A, 7.625%, 2/15/31	150,000	155,538

(Cost $511,603)		512,026

See Notes to Financial Statements.

DBX ETF Trust | 35

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Energy — 9.0%

Oil & Gas — 4.5%

Aethon United BR LP / Aethon United Finance Corp., 144A, 7.50%, 10/1/29	357,000	371,535

Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A, 5.875%, 6/30/29	188,000	188,112

Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 9.75%, 2/15/31	210,000	227,651

Caturus Energy LLC

144A, 8.50%, 2/15/30	182,000	190,025

144A, 7.125%, 5/15/31	230,000	230,587

Chord Energy Corp., 144A, 6.00%, 10/1/30	277,000	280,409

CNX Resources Corp., 144A, 7.375%, 1/15/31	217,000	222,333

Comstock Resources, Inc.

144A, 6.75%, 3/1/29	457,000	453,462

144A, 6.75%, 3/1/29	150,000	148,428

144A, 5.875%, 1/15/30	374,000	359,238

CVR Energy, Inc., 144A, 7.50%, 2/15/31	225,000	231,917

Hilcorp Energy I LP / Hilcorp Finance Co.

144A, 6.25%, 11/1/28	222,000	223,415

144A, 5.75%, 2/1/29	254,000	254,970

144A, 6.00%, 4/15/30	182,000	181,924

144A, 6.00%, 2/1/31	243,000	240,034

Ithaca Energy North Sea PLC, 144A, 8.125%, 10/15/29	273,000	283,752

Kosmos Energy Ltd., 144A, 7.50%, 3/1/28	154,000	153,984

Leviathan Bond Ltd.

144A, REGS, 6.50%, 6/30/27	232,000	232,358

144A, REGS, 6.75%, 6/30/30	205,708	210,948

Medco Cypress Tree Pte Ltd., 144A, 8.625%, 5/19/30	225,000	235,042

Medco Maple Tree Pte Ltd., 144A, 8.96%, 4/27/29	206,000	211,772

Noble Finance II LLC, 144A, 8.00%, 4/15/30	403,000	416,916

Northern Oil & Gas, Inc., 144A, 8.75%, 6/15/31	184,000	191,778

PBF Holding Co. LLC / PBF Finance Corp.

144A, 9.875%, 3/15/30 (a)	287,000	306,601

144A, 7.875%, 9/15/30	182,000	188,693

Pluspetrol SA, 144A, 8.125%, 5/18/31	199,000	205,012

Puma International Financing SA, 144A, 7.75%, 4/25/29	214,000	220,435

SM Energy Co.

6.625%, 1/15/27	204,000	204,459

	Principal Amount $	Value $

144A, 8.375%, 7/1/28	189,000	193,489

6.50%, 7/15/28	183,000	183,498

144A, 6.75%, 8/1/29	280,000	286,495

144A, 8.625%, 11/1/30	319,000	335,286

144A, 8.75%, 7/1/31	511,000	534,833

Sunoco LP

144A, 5.875%, 7/15/27	226,000	226,610

144A, 7.00%, 5/1/29	282,000	289,501

144A, 4.50%, 10/1/29	295,000	287,878

144A, 4.625%, 5/1/30	295,000	285,762

144A, 5.625%, 3/15/31	374,000	371,634

144A, 5.375%, 7/15/31	222,000	219,089

Sunoco LP / Sunoco Finance Corp.

144A, 7.00%, 9/15/28	136,000	138,852

4.50%, 5/15/29	318,000	311,190

4.50%, 4/30/30	357,000	347,546

Talos Production, Inc., 144A, 9.375%, 2/1/31	228,000	241,839

TGNR Intermediate Holdings LLC, 144A, 5.50%, 10/15/29	263,000	260,508

Transocean International Ltd.

144A, 8.25%, 5/15/29	330,000	343,098

144A, 8.50%, 5/15/31 (a)	353,000	371,292

(Cost $11,921,402)		12,094,190

Oil & Gas Services — 0.4%

Kodiak Gas Services LLC, 144A, 5.875%, 4/1/31	365,000	364,080

USA Compression Partners LP / USA Compression Finance Corp., 144A, 7.125%, 3/15/29	369,000	378,201

WBI Operating LLC, 144A, 6.25%, 10/15/30	310,000	311,771

(Cost $1,052,505)		1,054,052

Pipelines — 4.1%

Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.375%, 6/15/29	284,000	284,594

Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A, 7.00%, 7/15/29	186,000	191,529

Buckeye Partners LP

3.95%, 12/1/26	237,000	236,347

4.125%, 12/1/27	156,000	153,739

144A, 4.50%, 3/1/28	183,000	180,355

144A, 6.875%, 7/1/29	248,000	254,240

144A, 6.75%, 2/1/30	185,000	190,637

CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A, 5.50%, 6/15/31	538,000	526,455

Delek Logistics Partners LP / Delek Logistics Finance Corp., 144A, 8.625%, 3/15/29	237,000	245,751

See Notes to Financial Statements.

36 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Genesis Energy LP / Genesis Energy Finance Corp.

8.25%, 1/15/29	248,000	255,542

8.875%, 4/15/30	190,000	198,582

Golar LNG Ltd., 144A, 7.50%, 10/2/30	188,000	192,814

Hess Midstream Operations LP

144A, 5.875%, 3/1/28	291,000	294,318

144A, 5.125%, 6/15/28	207,000	206,588

144A, 6.50%, 6/1/29	249,000	254,277

144A, 4.25%, 2/15/30	274,000	263,879

144A, 5.50%, 10/15/30	142,000	141,864

ITT Holdings LLC, 144A, 6.50%, 8/1/29	466,000	464,771

NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 8.125%, 2/15/29	324,000	334,339

NuStar Logistics LP

5.625%, 4/28/27	206,000	207,228

6.375%, 10/1/30	212,000	217,407

Rockies Express Pipeline LLC, 144A, 4.95%, 7/15/29	211,000	208,753

Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.

144A, 5.50%, 1/15/28	223,000	223,088

144A, 7.375%, 2/15/29	313,000	321,798

144A, 6.00%, 12/31/30	280,000	280,847

Venture Global Calcasieu Pass LLC

144A, 3.875%, 8/15/29	469,000	449,592

144A, 6.25%, 1/15/30	395,000	403,540

144A, 4.125%, 8/15/31	474,000	443,165

Venture Global LNG, Inc.

144A, 9.50%, 2/1/29	1,126,000	1,211,478

144A, 7.00%, 1/15/30	554,000	570,369

144A, 8.375%, 6/1/31	836,000	869,639

Venture Global Plaquemines LNG LLC, 144A, 6.125%, 12/15/30	676,000	690,454

(Cost $10,872,325)		10,967,979

Financial — 15.3%

Banks — 0.2%

Banco Votorantim SA, 144A, 5.875%, 4/8/28	227,000	229,395

Freedom Mortgage Corp.

144A, 6.625%, 1/15/27	124,000	124,324

144A, 12.25%, 10/1/30	258,000	275,278

(Cost $633,733)		628,997

Diversified Financial Services — 5.9%

Aretec Group, Inc.

144A, 7.50%, 4/1/29	149,000	149,077

144A, 10.00%, 8/15/30	196,000	206,657

	Principal Amount $	Value $

Azorra Finance Ltd.

144A, 7.75%, 4/15/30	169,000	175,553

144A, 7.25%, 1/15/31	206,000	213,346

Bread Financial Holdings, Inc., 144A, 6.75%, 5/15/31	210,000	214,738

Burford Capital Global Finance LLC, 144A, 9.25%, 7/1/31	260,000	259,312

Coinbase Global, Inc., 144A, 3.375%, 10/1/28	369,000	352,272

Credit Acceptance Corp.

144A, 9.25%, 12/15/28	197,000	204,060

144A, 6.625%, 3/15/30	187,000	188,169

CrossCountry Intermediate HoldCo LLC, 144A, 6.50%, 10/1/30	340,000	331,385

CrossCountry Intermediate HoldCo. LLC, 144A, 7.75%, 8/15/31	292,000	292,524

Encore Capital Group, Inc.

144A, 8.50%, 5/15/30	168,000	178,252

144A, 6.625%, 4/15/31	182,000	182,866

Enova International, Inc.

144A, 11.25%, 12/15/28	188,000	196,693

144A, 9.125%, 8/1/29	179,000	187,262

Freedom Mortgage Holdings LLC

144A, 9.25%, 2/1/29	426,000	440,679

144A, 6.875%, 5/1/31	296,000	283,999

144A, 9.125%, 5/15/31	271,000	279,989

GGAM Finance Ltd.

144A, 8.00%, 6/15/28	219,000	226,796

144A, 6.875%, 4/15/29	148,000	150,777

144A, 5.875%, 3/15/30	154,000	155,006

goeasy Ltd.

144A, 9.25%, 12/1/28	205,000	206,014

144A, 7.625%, 7/1/29	225,000	215,546

144A, 6.875%, 5/15/30	146,000	132,773

144A, 7.375%, 10/1/30 (a)	153,000	142,028

144A, 6.875%, 2/15/31 (a)	178,000	159,220

Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	353,000	342,125

Jefferson Capital Holdings LLC

144A, 9.50%, 2/15/29	166,000	173,822

144A, 8.25%, 5/15/30	212,000	222,114

LD Holdings Group LLC, 144A, 6.125%, 4/1/28	190,000	153,921

Navient Corp.

5.00%, 3/15/27	254,000	253,480

4.875%, 3/15/28	165,000	163,167

5.50%, 3/15/29	282,000	275,890

9.375%, 7/25/30	187,000	196,719

11.50%, 3/15/31	190,000	205,294

See Notes to Financial Statements.

DBX ETF Trust | 37

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

OneMain Finance Corp.

3.50%, 1/15/27	279,000	277,523

6.625%, 1/15/28	284,000	286,874

3.875%, 9/15/28	209,000	202,657

6.625%, 5/15/29	355,000	360,586

5.375%, 11/15/29	316,000	311,628

7.875%, 3/15/30	262,000	271,784

6.125%, 5/15/30	279,000	277,829

4.00%, 9/15/30	296,000	273,423

7.50%, 5/15/31	277,000	284,606

PennyMac Financial Services, Inc.

144A, 4.25%, 2/15/29	245,000	233,679

144A, 7.875%, 12/15/29	278,000	287,098

144A, 7.125%, 11/15/30	240,000	241,137

PHH Escrow Issuer LLC/PHH Corp., 144A, 9.875%, 11/1/29	272,000	268,805

PRA Group, Inc., 144A, 8.875%, 1/31/30	200,000	207,754

Rocket Cos., Inc.

144A, 6.50%, 8/1/29	275,000	279,687

144A, 6.125%, 8/1/30	751,000	761,410

144A, 6.125%, 8/1/31	355,000	359,711

Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.

144A, 3.625%, 3/1/29	278,000	268,116

144A, 3.875%, 3/1/31	481,000	449,104

SLM Corp., 6.50%, 1/31/30	191,000	194,583

Stonebriar ABF Issuer LLC

144A, 8.125%, 12/15/30	290,000	293,081

144A, 7.00%, 8/15/31	190,000	185,284

StoneX Group, Inc., 144A, 7.875%, 3/1/31	223,000	232,281

United Wholesale Mortgage LLC

144A, 5.75%, 6/15/27	202,000	201,924

144A, 5.50%, 4/15/29	275,000	259,484

UWM Holdings LLC

144A, 6.625%, 2/1/30	300,000	280,990

144A, 6.25%, 3/15/31	374,000	334,106

Velocity Commercial Capital LLC, 144A, 9.375%, 2/15/31	186,000	193,135

(Cost $15,871,535)		15,789,804

Insurance — 2.6%

Acrisure LLC / Acrisure Finance, Inc.

144A, 8.25%, 2/1/29	347,000	316,835

144A, 4.25%, 2/15/29	263,000	240,777

144A, 8.50%, 6/15/29	192,000	174,558

144A, 6.00%, 8/1/29	190,000	161,440

144A, 7.50%, 11/6/30	422,000	388,633

	Principal Amount $	Value $

Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer

144A, 4.25%, 10/15/27	301,000	298,195

144A, 6.75%, 4/15/28	475,000	479,119

144A, 5.875%, 11/1/29	168,000	166,923

144A, 7.00%, 1/15/31	542,000	550,819

AmWINS Group, Inc., 144A, 6.375%, 2/15/29	275,000	277,783

Ardonagh Finco Ltd., 144A, 7.75%, 2/15/31	564,000	575,660

CRC Insurance Group LLC, 144A, 7.125%, 6/1/31	1,201,000	1,202,093

Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 144A, 7.25%, 2/15/31	367,000	363,563

HUB International Ltd.

144A, 5.625%, 12/1/29	200,000	199,146

144A, 7.25%, 6/15/30	1,244,000	1,281,306

Jones Deslauriers Insurance Management, Inc., 144A, 8.50%, 3/15/30	265,000	273,244

Ryan Specialty LLC, 144A, 4.375%, 2/1/30	146,000	141,305

(Cost $7,239,849)		7,091,399

Investment Companies — 0.7%

FS KKR Capital Corp.

2.625%, 1/15/27	166,000	164,056

3.25%, 7/15/27	246,000	240,041

3.125%, 10/12/28	324,000	306,503

7.875%, 1/15/29	146,000	150,319

6.875%, 8/15/29	229,000	231,079

6.125%, 1/15/30	230,000	225,648

6.125%, 1/15/31 (a)	146,000	141,970

7.50%, 8/1/31	351,000	357,664

(Cost $1,809,334)		1,817,280

Real Estate — 0.9%

Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 144A, 7.00%, 4/15/30	240,000	241,408

Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.

144A, 5.75%, 1/15/29	218,000	215,614

144A, 5.25%, 4/15/30	168,000	163,298

144A, 9.75%, 4/15/30	195,000	209,058

CoreLogic, Inc., 144A, 9.00%, 8/1/31	622,000	618,326

Howard Hughes Corp.

144A, 4.125%, 2/1/29	238,000	230,802

144A, 4.375%, 2/1/31	263,000	248,484

Kennedy-Wilson, Inc., 144A, 7.00%, 6/1/31	404,000	413,659

(Cost $2,279,386)		2,340,649

See Notes to Financial Statements.

38 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Real Estate Investment Trusts — 4.4%

Arbor Realty SR, Inc.

144A, 8.50%, 12/15/28	150,000	149,043

144A, 7.875%, 7/15/30 (a)	201,000	189,172

Blackstone Mortgage Trust, Inc.

144A, 7.75%, 12/1/29	161,000	166,896

144A, 6.25%, 6/1/31	195,000	186,924

Brandywine Operating Partnership LP

3.95%, 11/15/27	187,000	183,445

8.875%, 4/12/29	176,000	185,998

Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A, 4.50%, 4/1/27	182,000	180,256

Diversified Healthcare Trust

4.75%, 2/15/28	185,000	181,017

4.375%, 3/1/31	182,000	166,398

EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/ TRS / EF Cayman Non-MTM, 144A, 7.375%, 9/30/30	159,000	158,504

Hudson Pacific Properties LP

3.95%, 11/1/27	150,000	146,348

4.65%, 4/1/29 (a)	182,000	172,644

3.25%, 1/15/30	150,000	133,445

Iron Mountain, Inc.

144A, 4.875%, 9/15/27	381,000	380,122

144A, 5.25%, 3/15/28	325,000	324,274

144A, 5.00%, 7/15/28	196,000	194,444

144A, 7.00%, 2/15/29	372,000	378,840

144A, 4.875%, 9/15/29	387,000	378,778

144A, 5.25%, 7/15/30	490,000	481,091

144A, 4.50%, 2/15/31	408,000	388,426

Millrose Properties, Inc., 144A, 6.375%, 8/1/30	475,000	482,025

MPT Operating Partnership LP / MPT Finance Corp.

5.00%, 10/15/27 (a)	533,000	523,923

4.625%, 8/1/29 (a)	345,000	263,720

3.50%, 3/15/31	483,000	299,974

Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer

144A, 5.875%, 10/1/28	290,000	290,414

144A, 4.875%, 5/15/29	290,000	284,632

144A, 7.00%, 2/1/30	198,000	202,844

Pebblebrook Hotel LP / PEB Finance Corp., 144A, 6.375%, 10/15/29	132,000	134,595

RHP Hotel Properties LP / RHP Finance Corp.

144A, 7.25%, 7/15/28	151,000	153,752

144A, 4.50%, 2/15/29	220,000	216,696

	Principal Amount $	Value $

Rithm Capital Corp.

144A, 8.00%, 4/1/29	290,000	294,139

144A, 8.00%, 7/15/30	174,000	175,012

144A, 8.50%, 6/1/31	202,000	204,336

SBA Communications Corp.

3.875%, 2/15/27	555,000	553,323

3.125%, 2/1/29	562,000	537,573

Service Properties Trust

3.95%, 1/15/28	148,000	143,455

4.95%, 10/1/29 (a)	159,000	150,746

4.375%, 2/15/30	150,000	138,315

Starwood Property Trust, Inc.

144A, 5.25%, 10/15/28	206,000	204,688

144A, 7.25%, 4/1/29	240,000	247,612

144A, 5.875%, 8/15/29	189,000	189,875

144A, 6.00%, 4/15/30	172,000	172,783

144A, 6.50%, 7/1/30	195,000	198,521

144A, 6.50%, 10/15/30	198,000	201,673

144A, 5.75%, 1/15/31	230,000	228,097

144A, 6.125%, 6/1/31	180,000	180,459

Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 6.00%, 1/15/30 (a)	257,000	247,626

(Cost $11,612,224)		11,646,873

Venture Capital — 0.6%

Icahn Enterprises LP / Icahn Enterprises Finance Corp.

5.25%, 5/15/27	521,000	517,471

9.75%, 1/15/29	261,000	249,974

4.375%, 2/1/29	239,000	204,419

144A, 10.00%, 11/15/29	390,000	378,398

9.00%, 6/15/30	254,000	235,118

(Cost $1,627,298)		1,585,380

Industrial — 9.2%

Aerospace/Defense — 1.5%

ATI, Inc., 7.25%, 8/15/30	160,000	165,993

Bombardier, Inc.

144A, 8.75%, 11/15/30	276,000	291,039

144A, 7.25%, 7/1/31	284,000	297,221

TransDigm, Inc.

144A, 6.75%, 8/15/28	738,000	743,610

4.625%, 1/15/29	429,000	421,605

144A, 6.375%, 3/1/29	1,092,000	1,109,543

4.875%, 5/1/29	308,000	303,945

144A, 6.875%, 12/15/30	555,000	569,381

(Cost $3,900,961)		3,902,337

Building Materials — 1.4%

Builders FirstSource, Inc., 144A, 5.00%, 3/1/30	205,000	200,013

Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/28	272,000	142,120

See Notes to Financial Statements.

DBX ETF Trust | 39

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Cornerstone Building Brands, Inc., 144A, 9.50%, 8/15/29	186,000	96,089

CP Atlas Buyer, Inc., 144A, 9.75%, 7/15/30	189,000	166,254

Emerald Debt Merger Sub LLC, 144A, 6.625%, 12/15/30	1,013,000	1,034,357

EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 144A, 6.75%, 7/15/31	195,000	201,086

MIWD Holdco II LLC / MIWD Finance Corp., 144A, 5.50%, 2/1/30	185,000	174,948

Smyrna Ready Mix Concrete LLC, 144A, 6.00%, 11/1/28	413,000	413,422

Standard Industries, Inc.

144A, 4.75%, 1/15/28	366,000	364,906

144A, 4.375%, 7/15/30	601,000	571,750

144A, 3.375%, 1/15/31	416,000	375,655

(Cost $3,969,398)		3,740,600

Electrical Components & Equipment — 0.4%

Energizer Holdings, Inc.

144A, 4.75%, 6/15/28	286,000	283,719

144A, 4.375%, 3/31/29	267,000	259,155

WESCO Distribution, Inc.

144A, 6.375%, 3/15/29	329,000	334,460

144A, 5.25%, 4/15/31	262,000	258,289

(Cost $1,130,586)		1,135,623

Electronics — 0.5%

Ingram Micro, Inc., 144A, 4.75%, 5/15/29	799,000	782,768

Sensata Technologies BV, 144A, 5.875%, 9/1/30	202,000	203,427

Sensata Technologies, Inc.

144A, 4.375%, 2/15/30	160,000	154,963

144A, 3.75%, 2/15/31	281,000	262,197

(Cost $1,404,561)		1,403,355

Engineering & Construction — 0.6%

Brand Industrial Services, Inc., 144A, 10.375%, 8/1/30 (a)	543,000	475,911

Fluor Corp., 4.25%, 9/15/28	178,000	175,267

Global Infrastructure Solutions, Inc., 144A, 5.625%, 6/1/29	151,000	151,326

HTA Group Ltd./Mauritius

144A, 7.50%, 6/4/29	284,000	291,012

144A, 6.75%, 4/1/31	206,000	208,401

IHS Holding Ltd.

144A, 6.25%, 11/29/28	202,000	201,028

144A, 7.875%, 5/29/30	201,000	205,521

(Cost $1,750,568)		1,708,466

Environmental Control — 0.9%

Clean Harbors, Inc., 144A, 6.375%, 2/1/31	186,000	188,717

	Principal Amount $	Value $

GFL Environmental Holdings US, Inc., 144A, 5.625%, 7/1/31	284,000	277,478

GFL Environmental, Inc.

144A, 4.00%, 8/1/28	284,000	278,392

144A, 4.75%, 6/15/29	275,000	269,362

144A, 4.375%, 8/15/29	243,000	234,906

144A, 6.75%, 1/15/31	379,000	385,635

Madison IAQ LLC

144A, 4.125%, 6/30/28	223,000	219,934

144A, 5.875%, 6/30/29	439,000	438,417

(Cost $2,288,847)		2,292,841

Machinery-Construction & Mining — 0.4%

BWX Technologies, Inc.

144A, 4.125%, 6/30/28	142,000	139,802

144A, 4.125%, 4/15/29	188,000	182,751

Solaris Energy Infrastructure LLC, 144A, 6.375%, 5/15/31	496,000	492,613

Terex Corp., 144A, 5.00%, 5/15/29	222,000	220,312

(Cost $1,046,982)		1,035,478

Machinery-Diversified — 0.3%

Esab Corp.

144A, 6.25%, 4/15/29	255,000	258,259

144A, 5.625%, 4/1/31	373,000	370,565

Maxim Crane Works Holdings Capital LLC, 144A, 11.50%, 9/1/28	194,000	202,064

(Cost $833,892)		830,888

Metal Fabricate/Hardware — 0.1%

Advanced Drainage Systems, Inc., 144A, 6.375%, 6/15/30

(Cost $255,395)	251,000	253,121

Miscellaneous Manufacturing — 0.4%

Avient Corp., 144A, 7.125%, 8/1/30	305,000	310,214

Axon Enterprise, Inc., 144A, 6.125%, 3/15/30	373,000	380,009

Trinity Industries, Inc., 144A, 7.75%, 7/15/28	250,000	255,685

(Cost $946,836)		945,908

Packaging & Containers — 2.2%

Ardagh Group SA, 144A, 9.50%, 12/1/30	588,000	614,731

Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC

144A, 3.25%, 9/1/28	232,000	226,075

144A, 4.00%, 9/1/29	383,000	367,894

144A, 6.25%, 1/30/31	233,000	234,315

See Notes to Financial Statements.

40 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Ball Corp.

6.00%, 6/15/29	381,000	385,736

2.875%, 8/15/30	489,000	445,860

Canpack Group, Inc. / Canpack SA, 144A, 6.00%, 5/15/31	175,000	175,706

Canpack SA / Canpack US LLC, 144A, 3.875%, 11/15/29	325,000	308,206

Clydesdale Acquisition Holdings, Inc., 144A, 6.875%, 1/15/30	193,000	193,429

Crown Americas LLC, 5.25%, 4/1/30	182,000	181,603

Graphic Packaging International LLC

144A, 3.50%, 3/15/28	169,000	164,307

144A, 3.75%, 2/1/30	148,000	139,081

Mauser Packaging Solutions Holding Co.

144A, 7.875%, 4/15/30	998,000	1,018,341

144A, 9.25%, 4/15/30	484,000	483,641

OI European Group BV, 144A, 4.75%, 2/15/30	159,000	144,150

Owens-Brockway Glass Container, Inc., 144A, 7.25%, 5/15/31 (a)	260,000	241,479

Silgan Holdings, Inc., 4.125%, 2/1/28	209,000	206,546

Trivium Packaging Finance BV

144A, 8.25%, 7/15/30	178,000	188,590

144A, 12.25%, 1/15/31	220,000	243,861
(Cost $5,939,651)		5,963,551

Transportation — 0.2%

Pods LLC, 144A, 8.75%, 5/15/31	195,000	183,839

Seaspan Corp. Pte Ltd., 144A, 5.50%, 8/1/29	306,000	298,757

XPO, Inc., 144A, 7.125%, 6/1/31	165,000	170,059
(Cost $656,119)		652,655

Trucking & Leasing — 0.3%

FTAI Aviation Investors LLC

144A, 5.50%, 5/1/28	347,000	346,398

144A, 7.875%, 12/1/30	180,000	188,074

144A, 7.00%, 5/1/31	281,000	289,540
(Cost $823,156)		824,012

Technology — 5.1%

Computers — 0.8%

Fortress Intermediate 3, Inc., 144A, 7.50%, 6/1/31	285,000	291,682

McAfee Corp., 144A, 7.375%, 2/15/30 (a)	650,000	588,459

NCR Atleos Corp., 144A, 9.50%, 4/1/29	497,000	527,226

NCR Voyix Corp.

144A, 5.00%, 10/1/28	250,000	245,848

144A, 5.125%, 4/15/29	149,000	145,703

	Principal Amount $	Value $

Pitney Bowes, Inc., 144A, 7.25%, 3/15/29	179,000	180,951

Seagate Data Storage Technology Pte Ltd., 5.875%, 7/15/30	152,000	154,512
(Cost $2,150,179)		2,134,381

Office/Business Equipment — 0.1%

Xerox Corp.

144A, 10.25%, 10/15/30 (a)	150,000	132,000

144A, 13.50%, 4/15/31	188,000	125,490

Xerox Holdings Corp.

144A, 5.50%, 8/15/28	205,000	113,519

144A, 8.875%, 11/30/29	194,000	76,145
(Cost $571,281)		447,154

Semiconductors — 0.6%

Entegris, Inc.

144A, 4.375%, 4/15/28	154,000	152,242

144A, 4.75%, 4/15/29	661,000	651,497

144A, 3.625%, 5/1/29 (a)	142,000	136,354

144A, 5.95%, 6/15/30	332,000	335,192

ON Semiconductor Corp., 144A, 3.875%, 9/1/28	257,000	251,000
(Cost $1,516,435)		1,526,285

Software — 3.6%

AthenaHealth Group, Inc., 144A, 6.50%, 2/15/30	878,000	858,744

Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 144A, 8.00%, 6/15/29	281,000	151,740

Central Parent, Inc. / CDK Global, Inc., 144A, 7.25%, 6/15/29	288,000	154,647

Cloud Software Group LLC

144A, 6.50%, 3/31/29	1,518,000	1,511,905

144A, 9.00%, 9/30/29	1,443,000	1,448,039

CoreWeave, Inc.

144A, 9.25%, 6/1/30	753,000	699,925

144A, 9.00%, 2/1/31	666,000	598,228

Fair Isaac Corp., 144A, 4.00%, 6/15/28	333,000	325,430

Open Text Corp.

144A, 3.875%, 2/15/28	338,000	331,188

144A, 3.875%, 12/1/29	314,000	294,144

Open Text Holdings, Inc., 144A, 4.125%, 2/15/30	333,000	310,974

ROBLOX Corp., 144A, 3.875%, 5/1/30	381,000	358,907

Rocket Software, Inc.

144A, 9.00%, 11/28/28	287,000	293,177

144A, 6.50%, 2/15/29 (a)	212,000	207,988

SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	748,000	748,673

See Notes to Financial Statements.

DBX ETF Trust | 41

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Twilio, Inc.

3.625%, 3/15/29	189,000	182,213

3.875%, 3/15/31	187,000	175,566

UKG, Inc., 144A, 6.875%, 2/1/31	942,000	929,719
(Cost $9,884,730)		9,581,207

Utilities — 2.3%

Electric — 2.0%

Clearway Energy Operating LLC

144A, 4.75%, 3/15/28	325,000	322,581

144A, 3.75%, 2/15/31	350,000	322,943

ContourGlobal Power Holdings SA, 144A, 6.75%, 2/28/30	194,000	197,637

EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 144A, 5.375%, 12/30/30	258,013	245,145

NRG Energy, Inc.

5.75%, 1/15/28	239,000	239,113

144A, 3.375%, 2/15/29	188,000	179,729

144A, 5.25%, 6/15/29	278,000	276,152

144A, 5.75%, 7/15/29	320,000	319,626

144A, 3.625%, 2/15/31	382,000	352,252

PG&E Corp.

5.00%, 7/1/28	432,000	425,769

5.25%, 7/1/30	349,000	339,818

Talen Energy Supply LLC, 144A, 6.125%, 5/1/31	568,000	566,879

VoltaGrid LLC, 144A, 7.375%, 11/1/30	757,000	762,108

XPLR Infrastructure Operating Partners LP

144A, 4.50%, 9/15/27	206,000	204,510

144A, 7.25%, 1/15/29 (a)	285,000	294,756

144A, 8.375%, 1/15/31	310,000	330,290
(Cost $5,374,418)		5,379,308

Gas — 0.2%

AmeriGas Partners LP / AmeriGas Finance Corp.

144A, 9.50%, 6/1/30	242,000	257,376

144A, 6.875%, 6/1/31	184,000	183,967
(Cost $441,599)		441,343

Water — 0.1%

Nova Securitisation Sarl, 144A, 5.75%, 2/3/31
(Cost $315,244)	319,000	306,410

TOTAL CORPORATE BONDS

(Cost $263,831,764)		261,128,672

	Number of Shares	Value $

SECURITIES LENDING COLLATERAL — 3.4%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (c)(d)

(Cost $9,166,168)	9,166,168	9,166,168

CASH EQUIVALENTS — 2.4%

DWS Government Money Market Series “Institutional Shares”, 3.65% (c)

(Cost $6,388,425)	6,388,425	6,388,425

TOTAL INVESTMENTS — 103.5%
(Cost $279,386,357)		276,683,265

Other assets and liabilities, net — (3.5%)		(9,420,147)
NET ASSETS — 100.0%		267,263,118

See Notes to Financial Statements.

42 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2026

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026

SECURITIES LENDING COLLATERAL — 3.4%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (c)(d)

8,751,783	414,385	(e)	—	—	—	72,708	—	9,166,168	9,166,168

CASH EQUIVALENTS — 2.4%

DWS Government Money Market Series “Institutional Shares”, 3.65% (c)

5,758,661	62,593,428		(61,963,664)	—	—	120,119	—	6,388,425	6,388,425

14,510,444	63,007,813		(61,963,664)	—	—	192,827	—	15,554,593	15,554,593

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $8,973,603, which is 3.4% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2026.

REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$261,093,161	$35,511	$261,128,672

Short-Term Investments (a)	15,554,593	—	—	15,554,593

TOTAL	$15,554,593	$261,093,161	$35,511	$276,683,265

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust | 43

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF

August 31, 2026

	Principal Amount $	Value $
CORPORATE BONDS — 97.6%

Basic Materials — 6.2%

Chemicals — 3.3%

Ashland, Inc.

144A, 3.375%, 9/1/31 (a)	1,589,000	1,467,336

6.875%, 5/15/43	577,000	588,958

Axalta Coating Systems Dutch Holding B BV, 144A, 7.25%, 2/15/31	1,494,000	1,544,675

Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	1,523,000	1,460,330

Bond US Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2,144A, 7.125%, 6/15/33 (a)	1,970,000	2,002,225

Celanese US Holdings LLC

7.35%, 11/15/28 (a)	1,940,000	2,015,879

7.33%, 7/15/29	1,960,000	2,044,558

6.50%, 4/15/30 (a)	1,816,000	1,850,466

7.55%, 11/15/30	2,405,000	2,545,736

7.00%, 2/15/31	1,621,000	1,666,184

7.379%, 7/15/32	2,517,000	2,636,057

6.75%, 4/15/33 (a)	2,664,000	2,711,768

7.70%, 11/15/33 (a)	2,692,000	2,874,475

7.375%, 2/15/34 (a)	2,332,000	2,415,821

Cerdia Finanz GMBH, 144A, 9.375%, 10/3/31 (a)	2,280,000	2,069,100

Chemours Co.

144A, 5.75%, 11/15/28	1,558,000	1,548,227

144A, 4.625%, 11/15/29	1,452,000	1,372,707

Chemours (The) Co.

144A, 8.00%, 1/15/33	1,637,000	1,615,788

144A, 7.875%, 3/15/34	1,902,000	1,860,868

Consolidated Energy Finance SA

144A, 5.625%, 10/15/28 (a)	1,312,000	1,286,259

144A, 12.00%, 2/15/31	1,545,000	1,645,454

CVR Partners LP / CVR Nitrogen Finance Corp., 144A, 6.125%, 6/15/28	1,835,000	1,837,187

Element Solutions, Inc., 144A, 3.875%, 9/1/28	1,994,000	1,947,520

FMC Corp.

3.45%, 10/1/29 (a)	988,000	917,474

5.65%, 5/18/33 (a)	1,998,000	1,832,991

4.50%, 10/1/49 (a)	1,115,000	734,137

6.375%, 5/18/53	1,241,000	982,074

8.45%, 11/1/55 (a)	1,883,000	1,387,680

HB Fuller Co., 4.25%, 10/15/28	974,000	954,598

Huntsman International LLC

4.50%, 5/1/29	1,944,000	1,881,564

2.95%, 6/15/31	829,000	720,646

5.70%, 10/15/34	1,009,000	937,693

	Principal Amount $	Value $

INEOS Finance PLC

144A, 6.75%, 5/15/28 (a)	1,075,000	1,073,489

144A, 7.50%, 4/15/29 (a)	1,805,000	1,794,827

Ingevity Corp., 144A, 3.875%, 11/1/28 (a)	1,290,000	1,246,437

Methanex Corp.

5.125%, 10/15/27	1,920,000	1,919,525

5.25%, 12/15/29 (a)	1,823,000	1,813,357

5.65%, 12/1/44	872,000	775,837

Methanex US Operations, Inc., 144A, 6.25%, 3/15/32 (a)	1,262,000	1,277,816

Minerals Technologies, Inc., 144A, 5.00%, 7/1/28	1,132,000	1,121,228

NOVA Chemicals Corp.

144A, 4.25%, 5/15/29 (a)	1,607,000	1,563,450

144A, 7.00%, 12/1/31	1,196,000	1,251,172

Nufarm Australia Ltd. / Nufarm Americas, Inc., 144A, 5.00%, 1/27/30	659,000	619,594

Olin Corp.

5.625%, 8/1/29	1,563,000	1,556,352

5.00%, 2/1/30	1,185,000	1,146,424

144A, 6.625%, 4/1/33 (a)	1,711,000	1,678,815

Olympus Water US Holding Corp.

144A, 4.25%, 10/1/28	1,534,000	1,494,344

144A, 7.25%, 6/15/31 (a)	2,196,000	2,232,069

144A, 6.75%, 8/1/32	2,968,000	2,924,264

144A, 7.25%, 2/15/33	4,097,000	4,101,802

Perimeter Holdings LLC

144A, 5.00%, 10/30/29	1,776,000	1,735,856

144A, 6.25%, 1/15/34	1,461,000	1,444,719

Qnity Electronics, Inc.

144A, 5.75%, 8/15/32	2,694,000	2,676,729

144A, 6.25%, 8/15/33	1,833,000	1,845,098

Rain Carbon, Inc., 144A, 12.25%, 9/1/29 (a)	1,332,000	1,415,695

SCIH Salt Holdings, Inc., 144A, 6.625%, 8/15/31	2,855,000	2,884,147

Solstice Advanced Materials, Inc., 144A, 5.625%, 9/30/33	2,617,000	2,569,652

Stonepeak Motion Holdco Ltd. / Stonepeak Motion Finco LLC, 144A, 6.125%, 7/15/33	1,269,000	1,261,978

Tronox, Inc., 144A, 9.125%, 9/30/30 (a)	1,081,000	1,083,061

WR Grace Holdings LLC

144A, 7.375%, 3/1/31	661,000	661,952

144A, 6.625%, 8/15/32	2,114,000	2,036,757

144A, 7.00%, 8/1/33	1,090,000	1,056,158

(Cost $103,597,692)		103,619,039

See Notes to Financial Statements.

44 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $
Forest Products & Paper — 0.1%

Ahlstrom Holding 3 Oy, 144A, 4.875%, 2/4/28	707,000	699,134

Glatfelter Corp., 144A, 4.75%, 11/15/29 (a)	1,347,000	1,269,700

Magnera Corp., 144A, 7.25%, 11/15/31 (a)	1,994,000	1,960,740

(Cost $3,891,161)		3,929,574

Iron/Steel — 1.5%

Algoma Steel, Inc., 144A, 9.125%, 4/15/29	848,000	810,455

Carpenter Technology Corp., 144A, 5.625%, 3/1/34	1,787,000	1,760,279

Champion Iron Canada, Inc., 144A, 7.875%, 7/15/32	1,236,000	1,260,562

Cleveland-Cliffs, Inc.

144A, 4.625%, 3/1/29 (a)	694,000	674,138

144A, 6.875%, 11/1/29 (a)	2,649,000	2,686,992

144A, 6.75%, 4/15/30	1,850,000	1,862,395

144A, 4.875%, 3/1/31	764,000	707,815

144A, 7.50%, 9/15/31	2,373,000	2,439,957

144A, 7.00%, 3/15/32 (a)	3,834,000	3,867,601

144A, 7.375%, 5/1/33 (a)	2,098,000	2,139,968

144A, 7.625%, 1/15/34	3,012,000	3,073,237

Commercial Metals Co.

4.125%, 1/15/30	565,000	545,812

3.875%, 2/15/31	735,000	690,106

4.375%, 3/15/32	651,000	611,019

144A, 5.75%, 11/15/33	2,848,000	2,803,457

144A, 6.00%, 12/15/35	2,623,000	2,590,187

Fortescue Treasury Pty Ltd.

144A, 4.50%, 9/15/27	1,828,000	1,813,846

144A, 5.875%, 4/15/30	975,000	978,979

144A, 4.375%, 4/1/31	2,588,000	2,443,548

144A, 6.125%, 4/15/32	2,065,000	2,087,875

Hybar LLC, 144A, 7.375%, 7/1/34	928,000	944,329

Mineral Resources Ltd.

144A, 9.25%, 10/1/28 (a)	1,936,000	1,991,558

144A, 8.50%, 5/1/30 (a)	1,728,000	1,783,856

144A, 7.00%, 4/1/31 (a)	1,828,000	1,885,166

144A, 6.00%, 5/1/32	1,831,000	1,807,047

144A, 6.25%, 5/1/34 (a)	1,715,000	1,679,774

United States Steel Corp., 6.65%, 6/1/37	701,000	739,969

(Cost $46,854,725)		46,679,927

Mining — 1.3%

Alcoa Nederland Holding BV

144A, 4.125%, 3/31/29	1,442,000	1,396,365

144A, 7.125%, 3/15/31 (a)	2,056,000	2,126,463

Alumina Pty Ltd.

144A, 6.125%, 3/15/30	1,290,000	1,304,970

144A, 6.375%, 9/15/32	1,294,000	1,311,934

	Principal Amount $	Value $

Arcosa, Inc.

144A, 4.375%, 4/15/29	869,000	852,642

144A, 6.875%, 8/15/32	1,880,000	1,946,951

Arsenal AIC Parent LLC

144A, 8.00%, 10/1/30	1,424,000	1,479,457

144A, 11.50%, 10/1/31	1,673,000	1,774,954

Century Aluminum Co., 144A, 6.875%, 8/1/32	869,000	890,457

Coeur Mining, Inc.

144A, 5.125%, 2/15/29	625,000	618,844

144A, 6.875%, 4/1/32	1,055,000	1,079,503

Compass Minerals International, Inc., 144A, 8.00%, 7/1/30	1,512,000	1,580,754

Constellium SE

144A, 3.75%, 4/15/29 (a)	1,350,000	1,297,326

144A, 6.375%, 8/15/32	825,000	831,739

Eldorado Gold Corp., 144A, 6.25%, 9/1/29 (a)	1,437,000	1,436,591

Hudbay Minerals, Inc., 144A, 6.125%, 4/1/29	1,500,000	1,506,939

IAMGOLD Corp., 144A, 5.75%, 10/15/28	847,000	845,398

Jw Aluminum Continuous Cast Co., 144A, 10.25%, 4/1/30	906,000	952,880

Kaiser Aluminum Corp.

144A, 4.50%, 6/1/31	1,359,000	1,291,116

144A, 5.875%, 3/1/34	1,441,000	1,410,337

Novelis Corp.

144A, 4.75%, 1/30/30	4,277,000	4,131,191

144A, 6.875%, 1/30/30 (a)	1,785,000	1,834,105

144A, 3.875%, 8/15/31	1,950,000	1,783,254

144A, 6.375%, 8/15/33	1,858,000	1,862,524

Perenti Finance Pty Ltd., 144A, 7.50%, 4/26/29	782,000	803,080

PLS Group Ltd., 144A, 6.875%, 5/1/31	1,778,000	1,815,637

Trekor Metals Ltd., 144A, 8.25%, 5/1/30	1,195,000	1,247,667

(Cost $39,464,122)		39,413,078

Communications — 17.7%

Advertising — 1.2%

Advantage Sales & Marketing, Inc., 144A, 9.00%, 11/15/30	1,415,000	1,175,950

Clear Channel Outdoor Holdings, Inc.

144A, 7.875%, 4/1/30	2,614,000	2,712,007

144A, 7.125%, 2/15/31	2,768,000	2,854,555

144A, 7.50%, 3/15/33	2,524,000	2,660,169

Lamar Media Corp.

3.75%, 2/15/28	1,434,000	1,405,794

4.875%, 1/15/29	1,149,000	1,138,098

4.00%, 2/15/30	1,495,000	1,426,265

3.625%, 1/15/31	1,357,000	1,263,455

144A, 5.375%, 11/1/33	1,191,000	1,158,825

See Notes to Financial Statements.

DBX ETF Trust | 45

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Neptune Bidco US, Inc.

144A, 9.29%, 4/15/29	6,538,000	6,696,397

144A, 10.375%, 5/15/31	2,964,000	3,114,408

144A, 9.50%, 2/15/33	3,972,000	4,078,215

Outfront Media Capital LLC / Outfront Media Capital Corp.

144A, 4.25%, 1/15/29	1,534,000	1,494,092

144A, 4.625%, 3/15/30	1,384,000	1,340,920

144A, 7.375%, 2/15/31	1,100,000	1,140,966

144A, 6.00%, 6/15/34	1,323,000	1,307,081

Stagwell Global LLC, 144A, 5.625%, 8/15/29	3,064,000	2,984,263

(Cost $37,692,917)		37,951,460

Internet — 2.0%

AP Core Holdings II LLC, 144A, 11.00%, 5/15/31	2,501,000	2,631,079

Arches Buyer, Inc.

144A, 4.25%, 6/1/28	2,252,000	2,202,617

144A, 9.00%, 8/15/31	2,538,000	2,648,819

Cars.com, Inc., 144A, 6.375%, 11/1/28	1,180,000	1,173,994

Cogent Communications Group LLC / Cogent Finance, Inc., 144A, 6.50%, 7/1/32 (a)	1,228,000	940,558

Gen Digital, Inc.

144A, 6.75%, 9/30/27	2,325,000	2,332,638

144A, 7.125%, 9/30/30 (a)	1,668,000	1,697,462

144A, 6.25%, 4/1/33	2,400,000	2,399,251

Go Daddy Operating Co. LLC / GD Finance Co., Inc.

144A, 5.25%, 12/1/27	1,761,000	1,759,661

144A, 3.50%, 3/1/29	2,062,000	1,954,918

ION Platform Finance US, Inc. / ION Platform Finance SARL

144A, 4.625%, 5/1/28	1,165,000	1,081,555

144A, 5.00%, 5/1/28	865,000	809,461

144A, 5.75%, 5/15/28	952,000	896,705

144A, 8.75%, 5/1/29	1,985,000	1,811,818

144A, 9.50%, 5/30/29 (a)	2,022,000	1,875,697

144A, 9.00%, 8/1/29	1,140,000	1,042,612

Match Group Holdings II LLC

144A, 5.00%, 12/15/27	1,703,000	1,699,654

144A, 4.625%, 6/1/28	989,000	976,709

144A, 5.625%, 2/15/29	682,000	681,153

144A, 4.125%, 8/1/30 (a)	1,294,000	1,218,175

144A, 3.625%, 10/1/31	1,188,000	1,070,770

144A, 6.125%, 9/15/33	1,913,000	1,883,797

Photo Holdings LLC, 144A, 12.00%, 7/1/31	2,977,000	3,064,622

Rakuten Group, Inc.

144A, 6.25%, Perpetual (a)	2,612,000	2,481,537

144A, 8.125%, Perpetual	1,424,000	1,462,366

144A, 9.75%, 4/15/29	5,196,000	5,663,694

	Principal Amount $	Value $

Snap, Inc.

144A, 6.875%, 3/1/33 (a)	3,883,000	3,807,696

144A, 6.875%, 3/15/34	1,457,000	1,416,892

Wayfair LLC

144A, 7.25%, 10/31/29	2,077,000	2,145,398

144A, 7.75%, 9/15/30	1,724,000	1,814,700

144A, 6.75%, 11/15/32 (a)	1,812,000	1,864,361

144A, 7.125%, 5/31/34	1,036,000	1,074,566

Ziff Davis, Inc., 144A, 4.625%, 10/15/30	1,304,000	1,229,463

ZipRecruiter, Inc., 144A, 5.00%, 1/15/30	645,000	541,851

(Cost $61,646,215)		61,356,249

Media — 7.6%

AMC Global Media, Inc., 144A, 10.50%, 7/15/32	3,520,000	3,721,605

Block Communications, Inc., 144A, 10.25%, 3/1/31	1,163,000	1,012,085

CCO Holdings LLC / CCO Holdings Capital Corp.

144A, 5.00%, 2/1/28	6,391,000	6,330,656

144A, 5.375%, 6/1/29	3,714,000	3,647,426

144A, 6.375%, 9/1/29	3,845,000	3,848,560

144A, 4.75%, 3/1/30	7,685,000	7,288,043

144A, 4.50%, 8/15/30	6,922,000	6,442,346

144A, 4.25%, 2/1/31	7,767,000	7,004,952

144A, 7.375%, 3/1/31 (a)	2,869,000	2,905,654

144A, 4.75%, 2/1/32 (a)	2,956,000	2,649,040

4.50%, 5/1/32 (a)	7,094,000	6,239,406

144A, 7.00%, 2/1/33 (a)	4,531,000	4,423,902

144A, 4.50%, 6/1/33 (a)	4,428,000	3,838,763

144A, 4.25%, 1/15/34 (a)	4,687,000	3,907,947

144A, 7.375%, 2/1/36 (a)	3,240,000	3,132,754

Directv Financing LLC

144A, 8.875%, 2/1/30	4,139,000	4,234,384

144A, 8.875%, 2/1/30	1,948,000	1,992,514

Directv Financing LLC / Directv Financing Co.-Obligor, Inc.

144A, 10.00%, 2/15/31 (a)	5,134,000	5,433,076

144A, 9.25%, 6/1/32	3,601,000	3,759,444

Discovery Communications LLC

3.95%, 3/20/28	2,608,000	2,575,139

4.125%, 5/15/29	1,575,000	1,559,250

3.625%, 5/15/30	1,930,000	1,806,963

5.00%, 9/20/37	1,062,000	815,085

6.35%, 6/1/40	977,000	786,485

Discovery Global Holdings, Inc.

4.054%, 3/15/29	2,955,000	2,925,450

4.279%, 3/15/32	5,798,000	5,305,170

4.279%, 3/15/32	1,302,000	1,081,871

5.05%, 3/15/42	8,795,000	6,394,669

5.141%, 3/15/52	1,839,000	1,234,429

See Notes to Financial Statements.

46 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Dotdash Meredith, Inc., 144A, 7.625%, 6/15/32	1,001,000	960,880

EchoStar Corp.

10.75%, 11/30/29	11,339,000	12,255,445

6.75% Cash or PIK, 11/30/30	6,394,968	6,490,528

Gray Media, Inc.

144A, 10.50%, 7/15/29	867,000	914,724

144A, 7.25%, 8/15/33	2,372,000	2,371,804

McGraw-Hill Education, Inc.

144A, 5.75%, 8/1/28	2,555,000	2,547,219

144A, 7.375%, 9/1/31	1,896,000	1,947,395

Midcontinent Communications, 144A, 8.00%, 8/15/32 (a)	1,641,000	1,424,813

Nexstar Media, Inc.

144A, 4.75%, 11/1/28 (a)	2,478,000	2,441,481

144A, 6.50%, 9/15/33	8,778,000	8,817,132

144A, 7.25%, 4/15/34	4,663,000	4,723,227

Paramount Global

3.375%, 2/15/28 (a)	1,045,000	1,021,734

3.70%, 6/1/28	1,385,000	1,348,881

4.20%, 6/1/29	1,125,000	1,078,969

7.875%, 7/30/30	2,256,000	2,373,673

4.95%, 1/15/31	3,096,000	2,889,582

4.20%, 5/19/32	2,638,000	2,298,067

5.50%, 5/15/33	1,196,000	1,067,090

6.875%, 4/30/36 (a)	2,811,000	2,613,225

5.90%, 10/15/40	848,000	634,587

4.85%, 7/1/42	1,374,000	913,038

4.375%, 3/15/43	3,720,000	2,357,176

5.85%, 9/1/43 (a)	3,143,000	2,295,889

5.25%, 4/1/44	983,000	655,967

4.90%, 8/15/44	1,382,000	886,605

4.60%, 1/15/45 (a)	1,462,000	910,516

4.95%, 5/19/50	2,589,000	1,618,563

Scripps Escrow II, Inc., 144A, 3.875%, 1/15/29 (a)	1,328,000	1,242,392

Sinclair Television Group, Inc., 144A, 8.125%, 2/15/33	3,699,000	3,845,148

Sirius XM Radio LLC, 144A, 5.875%, 4/15/32	3,236,000	3,192,904

Sirius XM Radio, Inc.

144A, 4.00%, 7/15/28	4,728,000	4,610,490

144A, 5.50%, 7/1/29	2,840,000	2,835,583

144A, 4.125%, 7/1/30	3,883,000	3,654,443

144A, 3.875%, 9/1/31	4,210,000	3,836,905

Sunrise FinCo I BV, 144A, 4.875%, 7/15/31	3,243,000	3,058,053

Univision Communications, Inc.

144A, 4.50%, 5/1/29	2,718,000	2,587,399

144A, 7.375%, 6/30/30 (a)	1,967,000	1,974,380

144A, 8.50%, 7/31/31	3,365,000	3,391,304

144A, 9.375%, 8/1/32	4,019,000	4,101,032

	Principal Amount $	Value $

144A, 8.875%, 4/15/33	3,889,000	3,843,764

Versant Media Group, Inc., 144A, 7.25%, 1/30/31	2,586,000	2,681,731

Virgin Media Secured Finance PLC

144A, 5.50%, 5/15/29	3,652,000	3,383,605

144A, 4.50%, 8/15/30	2,346,000	1,939,602

VZ Secured Financing BV

144A, 5.00%, 1/15/32	4,342,000	3,663,693

144A, 7.50%, 1/15/33	2,837,000	2,565,670

Ziggo Bond Co. BV, 144A, 5.125%, 2/28/30	1,086,000	923,537

Ziggo BV, 144A, 4.875%, 1/15/30	2,636,000	2,432,861

(Cost $235,885,223)		235,919,774

Telecommunications — 6.9%

Africell Holding Ltd., 144A, 10.50%, 10/23/29	1,065,000	1,098,812

APLD ComputeCo 2 LLC, 144A, 6.75%, 3/15/31	5,309,000	5,100,472

APLD ComputeCo. 3 LLC, 144A, 7.00%, 6/15/31 (a)	4,390,000	4,226,699

APLD ComputeCo. LLC, 144A, 9.25%, 12/15/30	5,959,000	6,285,355

Bell Telephone Co. of Canada Or Bell Canada

6.875%, 9/15/55	2,589,000	2,621,790

7.00%, 9/15/55	3,217,000	3,249,881

Black Pearl Compute LLC, 144A, 6.125%, 2/15/31 (a)	5,077,000	5,080,254

British Telecommunications Ltd., 144A, 4.875%, 11/23/81 (a)	1,377,000	1,319,123

Ciena Corp., 144A, 4.00%, 1/31/30	1,164,000	1,105,670

Cipher Compute LLC, 144A, 7.125%, 11/15/30	4,786,000	4,845,315

Connect Finco SARL / Connect US Finco LLC, 144A, 9.00%, 9/15/29	5,391,000	5,637,487

Connect Holding II LLC, 144A, 10.50%, 4/3/31	5,715,000	5,145,612

Core Scientific Finance I LLC, 144A, 7.75%, 5/15/31	8,571,000	8,316,292

Edged Compute LLC, 144A, 7.50%, 4/30/31	3,359,000	3,186,440

ELK Grove Village Property LLC, 144A, 7.50%, 6/15/31 (a)	2,300,000	2,214,702

Fibercop SpA

144A, Series 2033, 6.375%, 11/15/33	1,299,000	1,283,217

144A, 6.00%, 9/30/34	1,598,000	1,530,662

144A, 7.20%, 7/18/36	1,221,000	1,234,419

144A, 7.721%, 6/4/38 (a)	1,117,000	1,162,292

Flash Compute LLC, 144A, 7.25%, 12/31/30	3,448,000	3,465,881

Galaxy Helios Data Centers II LLC, 144A, 9.875%, 8/1/31	9,093,000	9,005,959

See Notes to Financial Statements.

DBX ETF Trust | 47

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

GCI LLC, 144A, 4.75%, 10/15/28	1,145,000	1,125,202

Iliad Holding SAS

144A, 7.00%, 10/15/28	2,475,000	2,480,960

144A, 8.50%, 4/15/31	2,631,000	2,760,311

144A, 7.00%, 4/15/32	2,044,000	2,060,620

Level 3 Financing, Inc.

144A, 6.875%, 6/30/33	4,915,000	4,996,446

144A, 7.00%, 3/31/34	6,243,000	6,385,859

144A, 8.50%, 1/15/36	5,320,000	5,562,890

144A, 7.50%, 2/15/37 (a)	2,631,000	2,610,370

Lumen Technologies, Inc.

144A, 4.50%, 1/15/29	935,000	891,915

Series P, 7.60%, 9/15/39	903,000	835,195

Series U, 7.65%, 3/15/42	770,000	700,700

Meridian Arc Holdco LLC, 144A, 6.25%, 4/30/31	14,765,000	14,037,698

Millicom International Cellular SA

144A, 5.125%, 1/15/28	1,068,300	1,060,478

144A, 6.25%, 3/25/29	1,738,800	1,742,781

144A, 4.50%, 4/27/31 (a)	2,046,000	1,911,353

144A, 7.375%, 4/2/32	1,331,000	1,371,140

PR RNO Property Owner 1 LLC, 144A, 6.50%, 5/1/31	11,887,000	11,018,871

Qwest Corp., 6.50%, 9/1/51	1,057,000	806,602

Rogers Communications, Inc.

7.00%, 4/15/55	2,848,000	2,869,109

7.125%, 4/15/55	2,589,000	2,606,762

6.875%, 7/31/56	1,857,000	1,863,059

SE Cosmos LLC, 144A, 8.875%, 5/1/31 (a)	2,564,000	2,523,283

SES Americom, Inc., 144A, 5.30%, 3/25/44	1,123,000	817,072

SES SA, 144A, 5.30%, 4/4/43	785,000	571,873

Stingray Compute LLC, 144A, 6.00%, 6/15/31 (a)	2,121,000	2,065,260

SV RNO Property Owner 1 LLC, 144A, 5.875%, 3/1/31	9,756,000	8,956,045

Telecom Italia Capital SA

6.375%, 11/15/33	1,137,000	1,181,780

6.00%, 9/30/34 (a)	1,263,000	1,286,652

7.20%, 7/18/36	1,305,000	1,429,791

7.721%, 6/4/38 (a)	1,377,000	1,567,272

TELUS Corp.

6.625%, 10/15/55	1,773,000	1,755,534

7.00%, 10/15/55	2,077,000	2,059,371

6.375%, 6/9/56 (a)	2,121,000	2,078,688

6.625%, 6/9/56	1,812,000	1,744,858

Uniti Services LLC, 144A, 7.50%, 10/15/33	3,806,000	3,929,693

Viavi Solutions, Inc., 144A, 3.75%, 10/1/29	927,000	884,249

Vmed O2 UK Financing I PLC 144A, 4.25%, 1/31/31	3,433,000	2,780,737

	Principal Amount $	Value $

144A, 4.75%, 7/15/31 (a)	3,624,000	2,939,531

144A, 7.75%, 4/15/32 (a)	2,557,000	2,215,503

144A, 6.75%, 1/15/33 (a)	2,201,000	1,833,940

Vodafone Group PLC

7.00%, 4/4/79	4,952,000	5,078,588

4.125%, 6/4/81	2,618,000	2,405,954

5.125%, 6/4/81	2,459,000	1,813,416

Windstream Services LLC / Windstream Escrow Finance Corp., 144A, 8.25%, 10/1/31	5,577,000	5,826,169

WULF Compute LLC, 144A, 7.75%, 10/15/30 (a)	8,206,000	8,526,863

Yondr JK 1 LLC, 144A, 6.875%, 6/30/31 (a)	1,903,000	1,782,874

Zayo Group Holdings, Inc., 144A, 5.75% - 9.25% Cash and 0.50% - 1.0% PIK, 3/9/30 (a)(b)	1,800,001	1,800,001

(Cost $220,361,522)		216,669,652

Consumer, Cyclical — 19.7%

Airlines — 1.0%

Alaska Airlines, Inc., 144A, 6.50%, 6/1/31 (a)	1,325,000	1,321,700

Allegiant Travel Co., 144A, 7.125%, 7/1/31	1,632,000	1,646,891

American Airlines, Inc., 144A, 7.25%, 2/15/28 (a)	1,830,000	1,847,308

American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 144A, 5.75%, 4/20/29 (a)	7,287,500	7,282,163

JetBlue Airways Corp. / JetBlue Loyalty LP, 144A, 9.875%, 9/20/31	5,181,000	4,448,941

OneSky Flight LLC, 144A, 8.875%, 12/15/29	1,527,000	1,603,336

United Airlines Holdings, Inc.

4.875%, 3/1/29	2,829,000	2,787,460

5.375%, 3/1/31 (a)	2,461,000	2,437,390

VistaJet Malta Finance PLC / Vista Management Holding, Inc.

144A, 9.50%, 6/1/28 (a)	1,232,000	1,257,964

144A, 6.375%, 2/1/30 (a)	2,514,000	2,428,774

144A, 8.75%, 1/15/32 (a)	1,371,000	1,389,000

WestJet An Alberta Partnership, 144A, 8.00%, 2/14/31 (a)	1,363,000	1,311,591

(Cost $29,709,735)		29,762,518

Apparel — 0.6%

Beach Acquisition Bidco LLC, 144A, 10.00% Cash or 10.75% PIK, 7/15/33	5,741,738	6,162,906

Champ Acquisition Corp., 144A, 8.375%, 12/1/31	1,136,000	1,191,447

Crocs, Inc.

144A, 4.25%, 3/15/29	1,150,000	1,112,896

See Notes to Financial Statements.

48 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 4.125%, 8/15/31	763,000	708,679

Kontoor Brands, Inc., 144A, 4.125%, 11/15/29	1,075,000	1,027,759

Levi Strauss & Co., 144A, 3.50%, 3/1/31	1,352,000	1,246,473

Under Armour, Inc., 144A, 7.25%, 7/15/30 (a)	1,202,000	1,211,011

VF Corp.

2.95%, 4/23/30 (a)	1,854,000	1,683,644

6.00%, 10/15/33	759,000	738,283

6.45%, 11/1/37	715,000	663,946

William Carter (The) Co., 144A, 7.375%, 2/15/31 (a)	1,372,000	1,416,461

Wolverine World Wide, Inc., 144A, 4.00%, 8/15/29	1,442,000	1,371,536

(Cost $18,557,284)		18,535,041

Auto Manufacturers — 1.5%

Allison Transmission, Inc.

144A, 4.75%, 10/1/27 (a)	964,000	961,570

144A, 5.875%, 6/1/29	1,224,000	1,229,006

144A, 3.75%, 1/30/31	2,585,000	2,409,837

144A, 5.875%, 12/1/33	1,294,000	1,284,912

Jaguar Land Rover Automotive PLC

144A, 4.50%, 10/1/27 (a)	1,689,000	1,673,350

144A, 5.875%, 1/15/28 (a)	1,372,000	1,370,293

144A, 5.50%, 7/15/29 (a)	904,000	896,579

JB Poindexter & Co., Inc., 144A, 8.75%, 12/15/31 (a)	2,264,000	2,337,023

New Flyer Holdings, Inc., 144A, 9.25%, 7/1/30	1,721,000	1,847,144

Nissan Motor Acceptance Co. LLC

144A, 5.30%, 9/13/27	1,651,000	1,648,136

144A, 2.75%, 3/9/28	1,535,000	1,467,345

144A, 2.45%, 9/15/28	880,000	822,052

144A, 7.05%, 9/15/28	1,527,000	1,559,412

144A, 5.625%, 9/29/28	1,714,000	1,710,604

144A, 5.55%, 9/13/29	1,978,000	1,926,077

144A, 6.125%, 9/30/30	3,236,000	3,184,095

Nissan Motor Co. Ltd.

144A, 4.345%, 9/17/27	5,716,000	5,650,477

144A, 7.50%, 7/17/30	2,572,000	2,642,814

144A, 4.81%, 9/17/30	6,192,000	5,768,902

144A, 7.75%, 7/17/32 (a)	1,942,000	2,014,939

144A, 8.125%, 7/17/35 (a)	3,178,000	3,375,547

(Cost $45,944,019)		45,780,114

Auto Parts & Equipment — 2.1%

Adient Global Holdings Ltd.

144A, 8.25%, 4/15/31	1,323,000	1,376,096

144A, 7.50%, 2/15/33 (a)	2,072,000	2,148,020

	Principal Amount $	Value $

American Axle & Manufacturing, Inc.

5.00%, 10/1/29 (a)	1,748,000	1,707,029

144A, 6.375%, 10/15/32	2,215,000	2,217,377

144A, 7.75%, 10/15/33 (a)	3,096,000	3,110,576

Aptiv Swiss Holdings Ltd., 6.875%, 12/15/54 (a)	1,136,000	1,145,645

Clarios Global LP / Clarios US Finance Co.

144A, 6.75%, 5/15/28	2,433,000	2,467,921

144A, 6.75%, 2/15/30	2,389,000	2,456,561

144A, 6.75%, 9/15/32	3,108,000	3,166,151

Cooper-Standard Automotive, Inc., 144A, 9.25%, 3/1/31	2,873,000	2,906,741

Cyprium Corp. / Cyprium Holdings Luxembourg Sarl

144A, 6.125%, 4/15/31	2,141,000	2,135,102

144A, 6.375%, 4/15/34	2,110,000	2,084,462

Dorman Products, Inc., 144A, 6.25%, 6/15/34	1,045,000	1,055,115

Forvia SE

144A, 8.00%, 6/15/30 (a)	1,095,000	1,148,816

144A, 6.75%, 9/15/33 (a)	1,406,000	1,408,643

Garrett Motion Holdings, Inc. / Garrett LX I SARL, 144A, 7.75%, 5/31/32	2,147,000	2,232,390

Goodyear Tire & Rubber Co.

5.00%, 7/15/29	2,045,000	1,953,623

6.625%, 7/15/30	1,351,000	1,305,658

5.25%, 4/30/31	1,576,000	1,416,549

5.25%, 7/15/31	1,862,000	1,657,549

5.625%, 4/30/33 (a)	1,127,000	979,072

Goodyear Tire & Rubber (The) Co., 8.875%, 7/15/32 (a)	2,321,000	2,367,242

IHO Verwaltungs GmbH

144A, 6.3750% Cash or 7.125% PIK, 5/15/29 (a)	850,000	859,963

144A, 7.750% Cash or 8.5% PIK, 11/15/30	1,173,000	1,216,535

144A, 8.000% Cash or 8.750% PIK, 11/15/32	1,171,000	1,237,732

144A, 7.375% Cash or 8.125% PIK, 5/15/33 (a)	1,295,000	1,348,667

Phinia, Inc.

144A, 6.75%, 4/15/29	1,328,000	1,355,524

144A, 6.625%, 10/15/32	1,266,000	1,286,291

Tenneco, Inc., 144A, 8.00%, 11/17/28	4,588,000	4,604,041

Titan International, Inc., 7.00%, 4/30/28	1,203,000	1,202,175

ZF North America Capital, Inc.

144A, 6.875%, 4/14/28	1,548,000	1,574,079

144A, 7.125%, 4/14/30	1,553,000	1,581,109

144A, 6.75%, 4/23/30	1,981,000	1,996,697

144A, 7.50%, 3/24/31 (a)	4,055,000	4,158,475

See Notes to Financial Statements.

DBX ETF Trust | 49

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 6.875%, 4/23/32 (a)	1,696,000	1,699,570

(Cost $66,271,470)		66,567,196

Distribution/Wholesale — 0.6%

ADI Global Distribution Funding LLC, 144A, 7.125%, 7/15/34	952,000	983,435

American Builders & Contractors Supply Co., Inc.

144A, 4.00%, 1/15/28 (a)	2,031,000	2,001,735

144A, 3.875%, 11/15/29	939,000	892,725

Core & Main LP, 144A, 6.00%, 7/1/34	1,819,000	1,813,736

Gates Corp., 144A, 6.875%, 7/1/29	1,205,000	1,229,208

RB Global Holdings, Inc.

144A, 6.75%, 3/15/28	2,202,000	2,221,221

144A, 7.75%, 3/15/31	1,623,000	1,677,019

Resideo Funding II LLC

144A, 4.00%, 9/1/29	941,000	895,570

144A, 6.50%, 7/15/32	1,395,000	1,380,918

S&s Holdings LLC, 144A, 8.375%, 10/1/31 (a)	1,486,000	1,416,845

Veritiv Operating Co., 144A, 10.50%, 11/30/30	2,663,000	2,781,261

Windsor Holdings III LLC, 144A, 8.50%, 6/15/30 (a)	2,160,000	2,248,772

(Cost $19,619,650)		19,542,445

Entertainment — 2.9%

Allwyn Entertainment Financing UK PLC, 144A, 7.875%, 4/30/29	1,183,000	1,211,805

Banijay Entertainment SAS, 144A, 8.125%, 5/1/29 (a)	1,622,000	1,662,174

Brightstar Lottery PLC, 144A, 5.25%, 1/15/29 (a)	1,785,000	1,770,438

Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 144A, 5.75%, 1/15/33 (a)	1,946,000	1,892,603

Caesars Entertainment, Inc.

144A, 4.625%, 10/15/29 (a)	3,461,000	3,321,609

144A, 7.00%, 2/15/30	4,970,000	4,999,154

144A, 6.50%, 2/15/32	3,711,000	3,587,097

144A, 6.00%, 10/15/32 (a)	2,807,000	2,521,074

Cavalier Acquisition Corp., 144A, 8.25%, 8/15/33	1,322,000	1,354,339

Churchill Downs, Inc.

144A, 4.75%, 1/15/28	1,813,000	1,799,486

144A, 5.75%, 4/1/30	3,557,000	3,558,551

144A, 6.75%, 5/1/31	1,345,000	1,364,809

Cinemark USA, Inc.

144A, 5.25%, 7/15/28	1,936,000	1,928,740

144A, 7.00%, 8/1/32 (a)	1,302,000	1,340,475

Great Canadian Gaming Corp./ Raptor LLC, 144A, 8.75%, 11/15/29	1,598,000	1,608,323

Jacobs Entertainment, Inc., 144A, 6.75%, 2/15/29	1,238,000	1,222,657

	Principal Amount $	Value $

Light & Wonder International, Inc.

144A, 7.25%, 11/15/29	2,046,000	2,079,397

144A, 7.50%, 9/1/31	1,647,000	1,708,112

144A, 6.25%, 10/1/33 (a)	2,452,000	2,445,870

Live Nation Entertainment, Inc.

144A, 4.75%, 10/15/27	2,324,000	2,311,948

144A, 3.75%, 1/15/28	1,409,000	1,384,108

Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 144A, 4.875%, 5/1/29	1,858,000	1,815,053

Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC

144A, 8.25%, 4/15/30	2,218,000	2,315,632

144A, 11.875%, 4/15/31	1,521,000	1,651,590

Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 144A, 8.00%, 8/1/30	811,000	813,311

Penn Entertainment, Inc.

144A, 4.125%, 7/1/29 (a)	1,244,000	1,192,777

144A, 6.75%, 4/1/31 (a)	1,465,000	1,470,318

Pioneer Opco LLC, 144A, 7.00%, 5/15/33	1,590,000	1,617,662

Resorts World Las Vegas LLC / RWLV Capital, Inc.

144A, 4.625%, 4/16/29	2,220,000	2,020,209

144A, 8.45%, 7/27/30	1,230,000	1,229,021

144A, 4.625%, 4/6/31	1,070,000	910,687

Rivers Enterprise Borrower LLC, 144A, 6.25%, 10/15/30	1,482,000	1,501,027

Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 144A, 6.625%, 2/1/33	1,568,000	1,589,449

SeaWorld Parks & Entertainment, Inc., 144A, 5.25%, 8/15/29 (a)	1,877,000	1,832,970

Six Flags Entertainment Corp., 144A, 7.25%, 5/15/31 (a)	1,888,000	1,865,373

Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.

6.50%, 10/1/28	804,000	804,386

5.25%, 7/15/29 (a)	1,368,000	1,325,634

Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada’s Wonderland Co., 144A, 6.625%, 5/1/32 (a)	2,014,000	2,041,453

Six Flags Entertainment Corp./ Canada’s Wonderland Co/ Millennium Operations LLC, 144A, 8.625%, 1/15/32 (a)	2,728,000	2,766,410

Speedway Motorsports LLC / Speedway Funding II, Inc., 144A, 4.875%, 11/1/27	791,000	784,114

Vail Resorts, Inc. 144A, 5.625%, 7/15/30	1,294,000	1,290,857

See Notes to Financial Statements.

50 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 6.50%, 5/15/32	1,542,000	1,564,041

Voyager Parent LLC, 144A, 9.25%, 7/1/32	4,529,000	4,849,445

Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.

144A, 5.125%, 10/1/29	1,874,000	1,865,750

144A, 7.125%, 2/15/31	2,589,000	2,718,212

144A, 6.25%, 3/15/33	2,008,000	2,008,199

(Cost $89,049,487)		88,916,349

Food Service — 0.2%

Aramark Services, Inc., 144A, 5.00%, 2/1/28	2,857,000	2,849,373

TKC Holdings, Inc., 144A, 8.50%, 8/15/30	2,724,000	2,838,547

(Cost $5,632,994)		5,687,920

Home Builders — 1.2%

Adams Homes, Inc., 144A, 9.25%, 10/15/28	1,129,000	1,158,886

Ashton Woods USA LLC / Ashton Woods Finance Co.

144A, 4.625%, 8/1/29	952,000	923,221

144A, 4.625%, 4/1/30	834,000	796,646

144A, 6.875%, 8/1/33	1,413,000	1,418,021

Beazer Homes USA, Inc.

7.25%, 10/15/29	724,000	735,194

144A, 7.50%, 3/15/31	728,000	739,282

144A, 8.00%, 1/15/32	1,036,000	1,059,943

Brookfield Residential Properties, Inc. / Brookfield Residential US LLC

144A, 6.25%, 9/15/27	1,294,000	1,293,707

144A, 5.00%, 6/15/29	833,000	798,045

144A, 4.875%, 2/15/30 (a)	1,238,000	1,166,727

Century Communities, Inc.

144A, 3.875%, 8/15/29	1,327,000	1,265,181

144A, 6.625%, 9/15/33 (a)	1,400,000	1,416,393

Dream Finders Homes, Inc.

144A, 8.25%, 8/15/28	565,000	575,952

144A, 6.875%, 9/15/30	911,000	891,742

Empire Communities Corp., 144A, 9.75%, 5/1/29	1,161,000	1,192,998

Forestar Group, Inc.

144A, 5.00%, 3/1/28	1,034,000	1,027,500

144A, 6.50%, 3/15/33	1,071,000	1,076,980

Installed Building Products, Inc., 144A, 5.625%, 2/1/34	1,386,000	1,351,059

K Hovnanian Enterprises, Inc.

144A, 8.00%, 4/1/31	1,331,000	1,368,828

144A, 8.375%, 10/1/33	1,093,000	1,118,878

KB Home

4.80%, 11/15/29	1,029,000	1,009,596

7.25%, 7/15/30	777,000	787,839

4.00%, 6/15/31	946,000	880,430

	Principal Amount $	Value $

LGI Homes, Inc.

144A, 8.75%, 12/15/28	980,000	1,008,733

144A, 4.00%, 7/15/29	596,000	557,433

144A, 7.00%, 11/15/32 (a)	1,028,000	1,016,536

M/I Homes, Inc.

4.95%, 2/1/28	890,000	885,933

3.95%, 2/15/30	773,000	738,523

Mattamy Group Corp.

144A, 4.625%, 3/1/30	1,553,000	1,494,026

144A, 6.00%, 12/15/33	1,180,000	1,142,817

Risewell Homes, Inc.

144A, 9.25%, 10/1/29	961,000	984,720

144A, 8.50%, 11/1/30	891,000	904,918

Shea Homes LP / Shea Homes Funding Corp.

4.75%, 2/15/28	1,184,000	1,175,017

4.75%, 4/1/29	953,000	937,700

STL Holding Co. LLC, 144A, 8.75%, 2/15/29	666,000	690,285

Thor Industries, Inc., 144A, 4.00%, 10/15/29	1,306,000	1,245,694

Tri Pointe Homes, Inc., 5.70%, 6/15/28	849,000	850,665

(Cost $37,632,287)		37,686,048

Home Furnishings — 0.6%

Somnigroup International, Inc.

144A, 4.00%, 4/15/29	2,077,000	1,999,432

144A, 3.875%, 10/15/31	2,065,000	1,888,984

Whirlpool Corp.

4.75%, 2/26/29	1,550,000	1,470,906

6.125%, 6/15/30 (a)	1,490,000	1,399,940

2.40%, 5/15/31	1,178,000	889,492

144A, 7.50%, 7/1/31	2,638,000	2,641,348

4.70%, 5/14/32	743,000	593,721

5.50%, 3/1/33	1,354,000	1,079,923

6.50%, 6/15/33 (a)	1,451,000	1,254,242

5.75%, 3/1/34	572,000	445,685

144A, 7.875%, 7/1/34	2,638,000	2,580,680

5.15%, 3/1/43	517,000	318,287

4.50%, 6/1/46	1,251,000	708,236

4.60%, 5/15/50	1,149,000	649,568

(Cost $18,995,030)		17,920,444

Housewares — 0.6%

American Greetings Corp., 144A, 8.875%, 1/15/32	1,200,000	1,189,584

Central Garden & Pet Co.

5.125%, 2/1/28	681,000	680,884

4.125%, 10/15/30	1,205,000	1,142,481

144A, 4.125%, 4/30/31	1,129,000	1,060,992

Newell Brands, Inc.

144A, 8.50%, 6/1/28	3,270,000	3,409,080

6.625%, 9/15/29 (a)	1,428,000	1,456,820

See Notes to Financial Statements.

DBX ETF Trust | 51

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

6.375%, 5/15/30 (a)	1,950,000	1,979,763

144A, 6.25%, 8/15/31	1,586,000	1,590,007

6.625%, 5/15/32 (a)	1,231,000	1,259,291

7.375%, 4/1/36 (a)	1,022,000	1,030,237

7.50%, 4/1/46	1,769,000	1,649,073

Scotts Miracle-Gro Co.

4.50%, 10/15/29 (a)	1,216,000	1,195,297

4.00%, 4/1/31 (a)	1,123,000	1,046,047

4.375%, 2/1/32 (a)	981,000	912,158

(Cost $19,269,636)		19,601,714

Leisure Time — 1.3%

Acushnet Co., 144A, 5.625%, 12/1/33	1,257,000	1,234,186

Boyne USA, Inc., 144A, 4.75%, 5/15/29	1,800,000	1,767,756

Gaia Purchaser, Inc., 144A, 7.625%, 7/15/33	2,649,000	2,704,928

Kingpin Intermediate Holdings LLC, 144A, 7.25%, 10/15/32 (a)	1,257,000	1,000,651

Life Time, Inc., 144A, 6.00%, 11/15/31	1,163,000	1,174,142

Lindblad Expeditions LLC, 144A, 7.00%, 9/15/30	1,946,000	2,004,485

NCL Corp. Ltd.

144A, 7.75%, 2/15/29	1,686,000	1,755,416

144A, 6.25%, 3/1/30	616,000	615,702

144A, 5.875%, 1/15/31	3,359,000	3,221,484

144A, 6.75%, 2/1/32	4,660,000	4,532,746

144A, 6.25%, 9/15/33	2,104,000	1,968,202

NCL Finance Ltd., 144A, 6.125%, 3/15/28	1,197,000	1,205,158

Patrick Industries, Inc.

144A, 4.75%, 5/1/29	886,000	871,108

144A, 6.375%, 11/1/32	1,308,000	1,306,018

Sabre Financial Borrower LLC, 144A, 11.125%, 6/15/29	2,351,000	2,495,706

Sabre GLBL, Inc.

144A, 10.75%, 11/15/29	1,226,000	1,209,143

144A, 10.75%, 3/15/30	1,150,000	1,116,938

144A, 11.125%, 7/15/30	3,492,000	3,435,255

Viking Cruises Ltd.

144A, 7.00%, 2/15/29	1,452,000	1,455,335

144A, 9.125%, 7/15/31	2,010,000	2,108,836

144A, 5.875%, 10/15/33	4,452,000	4,406,274

(Cost $41,979,824)		41,589,469

Lodging — 1.9%

Boyd Gaming Corp.

4.75%, 12/1/27	2,468,000	2,461,172

144A, 4.75%, 6/15/31	2,366,000	2,271,377

Genting New York LLC / Genny Capital, Inc., 144A, 7.25%, 10/1/29	1,587,000	1,628,986

	Principal Amount $	Value $

Hilton Domestic Operating Co., Inc.

144A, 5.875%, 4/1/29	1,492,000	1,503,600

144A, 3.75%, 5/1/29	2,028,000	1,953,883

4.875%, 1/15/30	2,589,000	2,562,226

144A, 4.00%, 5/1/31	2,809,000	2,639,791

144A, 5.50%, 9/15/31	2,589,000	2,578,963

144A, 3.625%, 2/15/32	3,883,000	3,526,828

144A, 6.125%, 4/1/32 (a)	1,165,000	1,179,908

144A, 5.875%, 3/15/33	2,587,000	2,594,438

144A, 5.75%, 9/15/33	2,552,000	2,549,754

144A, 5.50%, 3/31/34	2,517,000	2,477,798

Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc

144A, 4.875%, 7/1/31 (a)	1,441,000	1,333,936

144A, 6.625%, 1/15/32	2,324,000	2,343,526

Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 144A, 5.00%, 6/1/29 (a)	2,254,000	2,196,095

Marriott Ownership Resorts, Inc.

4.75%, 1/15/28	1,162,000	1,153,035

144A, 4.50%, 6/15/29 (a)	1,093,000	1,057,519

144A, 6.50%, 10/1/33 (a)	1,536,000	1,527,929

MGM Resorts International

4.75%, 10/15/28 (a)	2,446,000	2,430,288

6.125%, 9/15/29	2,023,000	2,047,790

6.50%, 4/15/32 (a)	1,854,000	1,851,287

Station Casinos LLC

144A, 4.50%, 2/15/28	1,764,000	1,746,085

144A, 4.625%, 12/1/31	1,238,000	1,167,009

144A, 6.625%, 3/15/32 (a)	1,238,000	1,253,701

Travel + Leisure Co.

144A, 4.50%, 12/1/29	1,935,000	1,868,864

144A, 4.625%, 3/1/30	705,000	680,865

144A, 6.25%, 6/1/31	2,452,000	2,470,410

144A, 6.125%, 9/1/33	1,308,000	1,290,229

Wyndham Hotels & Resorts, Inc.

144A, 4.375%, 8/15/28	1,216,000	1,194,290

144A, 5.625%, 3/1/33	1,604,000	1,571,839

(Cost $59,302,883)		59,113,421

Office Furnishings — 0.0%

HNI Corp., 144A, 5.125%, 1/18/29

(Cost $875,400)	894,000	886,796

Retail — 5.2%

1011778 BC ULC / New Red Finance, Inc.

144A, 3.875%, 1/15/28	4,432,000	4,359,559

144A, 4.375%, 1/15/28	1,749,000	1,731,600

144A, 3.50%, 2/15/29	1,885,000	1,814,304

See Notes to Financial Statements.

52 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 6.125%, 6/15/29	3,010,000	3,046,442

144A, 5.625%, 9/15/29	1,258,000	1,262,422

144A, 4.00%, 10/15/30	7,509,000	7,090,736

Academy Ltd., 144A, 5.875%, 5/15/31	1,352,000	1,342,834

Advance Auto Parts, Inc.

1.75%, 10/1/27	800,000	770,754

5.95%, 3/9/28	770,000	776,503

3.90%, 4/15/30 (a)	1,233,000	1,158,456

144A, 7.00%, 8/1/30 (a)	2,701,000	2,761,758

3.50%, 3/15/32	800,000	692,846

144A, 7.375%, 8/1/33 (a)	2,496,000	2,558,450

Asbury Automotive Group, Inc. 4.50%, 3/1/28	1,161,000	1,149,247

144A, 4.625%, 11/15/29	1,969,000	1,916,084

4.75%, 3/1/30 (a)	1,162,000	1,132,460

144A, 5.00%, 2/15/32	1,509,000	1,439,397

Bath & Body Works, Inc.

5.25%, 2/1/28	1,090,000	1,091,716

144A, 6.625%, 10/1/30	2,117,000	2,158,409

6.95%, 3/1/33	816,000	828,930

6.875%, 11/1/35 (a)	1,741,000	1,775,775

6.75%, 7/1/36	1,838,000	1,830,053

BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 144A, 9.50%, 7/1/32 (a)	1,337,000	1,325,250

Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC, 144A, 5.125%, 4/15/29	809,000	778,851

BlueLinx Holdings, Inc., 144A, 6.00%, 11/15/29	864,000	861,262

Carvana Co., 144A, 9.00%, 6/1/31 (a)	5,875,500	6,478,544

Cougar JV Subsidiary LLC, 144A, 8.00%, 5/15/32 (a)	1,549,000	1,623,062

Family Dollar Stores LLC, 144A, 10.00%, 7/31/31	1,163,000	1,166,484

Ferrellgas LP / Ferrellgas Finance Corp.

144A, 5.875%, 4/1/29	2,233,000	2,207,296

144A, 9.25%, 1/15/31 (a)	1,863,000	1,973,470

Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144A, 4.625%, 1/15/29	2,589,000	2,522,854

Gap, Inc.

144A, 3.625%, 10/1/29	2,001,000	1,892,099

144A, 3.875%, 10/1/31	1,854,000	1,701,314

Gee Automotive Holdings LLC, 144A, 7.25%, 3/1/31	716,000	722,917

Global Auto Holdings Ltd. / AAG FH UK Ltd.

144A, 8.375%, 1/15/29 (a)	1,255,000	1,257,712

144A, 8.75%, 1/15/32 (a)	1,533,000	1,503,036

	Principal Amount $	Value $

Global Auto Holdings Ltd./Aag Fh UK Ltd., 144A, 11.50%, 8/15/29	1,214,000	1,284,958

Group 1 Automotive, Inc.

144A, 4.00%, 8/15/28	2,165,000	2,112,004

144A, 6.375%, 1/15/30	1,231,000	1,242,032

Ken Garff Automotive LLC, 144A, 4.875%, 9/15/28 (a)	1,129,000	1,121,929

Kohl’s Corp.

144A, 10.00%, 6/1/30	1,191,000	1,284,804

5.125%, 5/1/31	856,000	773,208

5.55%, 7/17/45 (a)	1,103,000	752,026

LCM Investments Holdings II LLC

144A, 4.875%, 5/1/29	2,797,000	2,736,285

144A, 8.25%, 8/1/31	1,858,000	1,930,378

Lithia Motors, Inc.

144A, 4.625%, 12/15/27	914,000	910,753

144A, 3.875%, 6/1/29	1,861,000	1,787,080

144A, 5.50%, 10/1/30	1,996,000	1,981,629

144A, 4.375%, 1/15/31	1,267,000	1,206,972

Macy’s Retail Holdings LLC

144A, 6.125%, 3/15/32 (a)	860,000	860,818

144A, 7.375%, 8/1/33 (a)	1,312,000	1,366,622

4.50%, 12/15/34 (a)	887,000	788,258

5.125%, 1/15/42	660,000	534,980

4.30%, 2/15/43	826,000	598,463

Men’s Wearhouse LLC (The), 144A, 9.00%, 2/1/31 (a)	1,230,000	1,320,952

Michaels (The) Cos., Inc., 144A, 8.50%, 3/15/33	5,174,000	5,121,939

Murphy Oil USA, Inc.

4.75%, 9/15/29	1,291,000	1,270,202

144A, 3.75%, 2/15/31	1,287,000	1,199,744

144A, 5.875%, 6/1/34	1,238,000	1,227,863

Nordstrom, Inc.

6.95%, 3/15/28	1,244,000	1,265,631

4.375%, 4/1/30 (a)	1,575,000	1,498,610

4.25%, 8/1/31 (a)	1,129,000	1,043,941

5.00%, 1/15/44	2,332,000	1,665,508

Papa John’s International, Inc., 144A, 3.875%, 9/15/29	991,000	918,264

Park River Holdings, Inc., 144A, 8.00%, 3/15/31	2,199,000	2,210,778

Penske Automotive Group, Inc., 3.75%, 6/15/29	1,310,000	1,256,526

Petco Health & Wellness Co., Inc., 144A, 8.25%, 2/1/31 (a)	1,618,000	1,644,021

PetSmart LLC / PetSmart Finance Corp., 144A, 7.50%, 9/15/32	5,051,000	5,099,601

QXO Building Products, Inc.

144A, 6.50%, 7/15/31	3,364,000	3,401,991

144A, 6.75%, 4/30/32	5,774,000	5,905,786

144A, 6.875%, 7/15/34 (a)	4,280,000	4,330,885

See Notes to Financial Statements.

DBX ETF Trust | 53

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Sally Holdings LLC / Sally Capital, Inc., 6.75%, 4/1/32 (a)	1,487,000	1,520,936

Sonic Automotive, Inc.

144A, 4.625%, 11/15/29	1,617,000	1,580,064

144A, 4.875%, 11/15/31 (a)	1,173,000	1,121,879

Staples, Inc., 144A, 10.75%, 9/1/29	6,408,000	6,156,337

Suburban Propane Partners LP/ Suburban Energy Finance Corp.

144A, 5.00%, 6/1/31	1,752,000	1,658,165

144A, 6.50%, 12/15/35	949,000	917,978

Superior Plus LP / Superior General Partner, Inc., 144A, 4.50%, 3/15/29	1,397,000	1,355,394

Victoria’s Secret & Co., 144A, 4.625%, 7/15/29	1,664,000	1,618,954

Victra Holdings LLC / Victra Finance Corp., 144A, 8.75%, 9/15/29 (a)	1,242,000	1,273,288

Vivo Energy Investments BV, 144A, 5.125%, 9/24/27	786,000	781,175

Yum! Brands, Inc.

144A, 4.75%, 1/15/30	2,019,000	1,981,039

3.625%, 3/15/31	2,476,000	2,290,376

4.625%, 1/31/32	2,831,000	2,696,765

5.375%, 4/1/32	2,553,000	2,523,801

6.875%, 11/15/37	786,000	843,563

5.35%, 11/1/43	952,000	868,295

(Cost $161,241,398)		161,546,336

Consumer, Non-cyclical — 17.2%

Agriculture — 0.1%

Darling Ingredients, Inc., 144A, 6.00%, 6/15/30	2,395,000	2,407,708

Turning Point Brands, Inc., 144A, 7.625%, 3/15/32	758,000	774,389

(Cost $3,206,449)		3,182,097

Beverages — 0.1%

Primo Water Holdings, Inc. / Triton Water Holdings, Inc.

144A, 6.25%, 4/1/29	1,770,000	1,776,291

144A, 4.375%, 4/30/29	2,232,000	2,184,924

(Cost $3,941,258)		3,961,215

Biotechnology — 0.3%

BioMarin Pharmaceutical, Inc., 144A, 5.50%, 2/15/34	2,197,000	2,147,264

Genmab A/S/Genmab Finance LLC

144A, 6.25%, 12/15/32	3,859,000	3,916,051

144A, 7.25%, 12/15/33	2,744,000	2,858,872

(Cost $9,004,830)		8,922,187

Commercial Services — 5.2%

ADT Security Corp., 144A, 4.875%, 7/15/32	2,020,000	1,903,158

	Principal Amount $	Value $

ADT Security (The) Corp.

144A, 4.125%, 8/1/29	2,471,000	2,379,868

144A, 5.875%, 10/15/33 (a)	2,589,000	2,532,563

Albion Financing 1 Sarl / Aggreko Holdings, Inc., 144A, 7.00%, 5/21/30	3,535,000	3,655,013

Allied Universal Holdco LLC, 144A, 7.875%, 2/15/31	5,743,000	5,972,668

Allied Universal Holdco LLC / Allied Universal Finance Corp., 144A, 6.875%, 6/15/30	3,262,000	3,338,122

Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL

144A, 4.625%, 6/1/28	3,004,000	2,959,264

144A, 4.625%, 6/1/28	2,025,000	1,995,319

AMN Healthcare, Inc.

144A, 4.00%, 4/15/29	910,000	881,644

144A, 6.50%, 1/15/31 (a)	1,134,000	1,146,440

APi Group DE, Inc.

144A, 4.125%, 7/15/29	766,000	740,492

144A, 4.75%, 10/15/29	955,000	934,459

144A, 5.75%, 6/1/34	1,130,000	1,108,314

Avis Budget Car Rental LLC / Avis Budget Finance, Inc.

144A, 4.75%, 4/1/28 (a)	1,157,000	1,143,784

144A, 5.375%, 3/1/29 (a)	1,675,000	1,645,996

144A, 8.25%, 1/15/30 (a)	1,844,000	1,894,449

144A, 8.00%, 2/15/31 (a)	2,138,000	2,166,970

144A, 8.375%, 6/15/32 (a)	1,479,000	1,507,727

Belron UK Finance PLC, 144A, 5.75%, 10/15/29	2,754,000	2,764,548

Brink’s Co.

144A, 4.625%, 10/15/27	1,233,000	1,225,271

144A, 6.50%, 6/15/29	890,000	904,072

144A, 6.75%, 6/15/32	1,178,000	1,195,198

Carriage Services, Inc., 144A, 4.25%, 5/15/29	1,214,000	1,162,245

Carrix, Inc., 144A, 6.125%, 8/1/33	6,421,000	6,415,506

Cimpress PLC, 144A, 7.375%, 9/15/32	1,528,000	1,544,984

Clarivate Science Holdings Corp.

144A, 3.875%, 7/1/28	2,132,000	2,075,813

144A, 4.875%, 7/1/29 (a)	2,362,000	2,222,246

CompoSecure Holdings LLC, 144A, 5.625%, 2/1/33 (a)	2,237,000	2,167,094

CoreCivic, Inc., 8.25%, 4/15/29	1,179,000	1,223,769

Deluxe Corp.

144A, 8.00%, 6/1/29	1,275,000	1,287,948

144A, 8.125%, 9/15/29	1,831,000	1,902,803

EquipmentShare.com, Inc.

144A, 9.00%, 5/15/28	2,454,000	2,505,559

144A, 8.625%, 5/15/32 (a)	1,539,000	1,600,346

144A, 8.00%, 3/15/33 (a)	1,486,000	1,524,617

See Notes to Financial Statements.

54 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 7.125%, 7/1/34	3,418,000	3,363,837

Garda World Security Corp.

144A, 7.75%, 2/15/28	962,000	975,716

144A, 6.50%, 1/15/31	1,690,000	1,715,053

GEO Group, Inc.

8.625%, 4/15/29	1,997,000	2,076,413

10.25%, 4/15/31	1,527,000	1,642,925

Graham Holdings Co., 144A, 5.625%, 12/1/33	1,409,000	1,378,840

Grand Canyon University, 5.125%, 10/1/28	899,000	887,250

Herc Holdings, Inc.

144A, 6.625%, 6/15/29	1,888,000	1,925,647

144A, 7.00%, 6/15/30	4,181,000	4,325,052

144A, 5.75%, 3/15/31 (a)	1,808,000	1,803,709

144A, 7.25%, 6/15/33 (a)	3,032,000	3,135,497

144A, 6.00%, 3/15/34 (a)	1,292,000	1,274,048

ION Platform Finance US, Inc., 144A, 7.875%, 9/30/32	3,883,000	3,066,942

NESCO Holdings II, Inc., 144A, 5.50%, 4/15/29 (a)	2,270,000	2,259,459

Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 3.375%, 8/31/27	2,324,000	2,280,932

Raven Acquisition Holdings LLC, 144A, 6.875%, 11/15/31	3,434,000	3,421,240

RR Donnelley & Sons Co.

144A, 9.50%, 8/1/29	2,718,000	2,831,687

144A, 10.875%, 8/1/29	1,129,000	1,170,027

Service Corp. International

4.625%, 12/15/27	1,953,000	1,945,640

5.125%, 6/1/29	2,010,000	1,998,999

3.375%, 8/15/30	2,203,000	2,044,579

4.00%, 5/15/31	2,124,000	1,996,103

5.75%, 10/15/32	1,865,000	1,864,406

Sotheby’s, 144A, 8.25%, 4/15/31	2,047,000	2,072,716

Sotheby’s/Bidfair Holdings, Inc., 144A, 5.875%, 6/1/29	814,000	790,758

StoneMor, Inc., 144A, 8.50%, 5/15/29	846,000	843,593

Synergy Infrastructure Holdings LLC

144A, 7.875%, 12/1/30	1,267,000	1,331,023

144A, 7.00%, 7/15/34	1,297,000	1,319,463

TriNet Group, Inc.

144A, 3.50%, 3/1/29	1,303,000	1,238,630

144A, 7.125%, 8/15/31	1,069,000	1,091,378

United Rentals North America, Inc.

3.875%, 11/15/27	1,893,000	1,870,148

4.875%, 1/15/28	4,169,000	4,153,320

5.25%, 1/15/30	1,691,000	1,683,709

4.00%, 7/15/30	2,204,000	2,098,787

	Principal Amount $	Value $

3.875%, 2/15/31	2,753,000	2,580,106

3.75%, 1/15/32	2,101,000	1,926,570

144A, 5.375%, 11/15/33	3,901,000	3,799,025

144A, 6.125%, 3/15/34	2,801,000	2,846,557

Valvoline, Inc., 144A, 3.625%, 6/15/31	1,348,000	1,236,100

VM Consolidated, Inc., 144A, 5.50%, 4/15/29	1,045,000	978,247

VT Topco, Inc., 144A, 8.50%, 8/15/30 (a)	1,405,000	1,445,051

Wand NewCo 3, Inc., 144A, 7.625%, 1/30/32	3,218,000	3,276,157

Williams Scotsman, Inc.

144A, 4.625%, 8/15/28	1,173,000	1,161,933

144A, 6.625%, 6/15/29	1,304,000	1,327,141

144A, 6.625%, 4/15/30 (a)	1,290,000	1,317,380

144A, 7.375%, 10/1/31	1,396,000	1,444,265

(Cost $160,974,983)		160,844,327

Cosmetics/Personal Care — 0.6%

Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC

144A, 4.75%, 1/15/29	1,142,000	1,117,394

144A, 6.625%, 7/15/30 (a)	2,136,000	2,141,081

144A, 5.60%, 1/15/31 (a)	2,273,000	2,212,064

Edgewell Personal Care Co.

144A, 5.50%, 6/1/28	2,260,000	2,258,881

144A, 4.125%, 4/1/29	1,380,000	1,337,124

Opal Bidco SAS, 144A, 6.50%, 3/31/32	2,806,000	2,832,545

Perrigo Finance Unlimited Co. 5.15%, 6/15/30	1,943,000	1,876,853

Series USD, 6.125%, 9/30/32 (a)	1,977,000	1,939,455

4.90%, 12/15/44	779,000	593,220

Prestige Brands, Inc.

144A, 3.75%, 4/1/31	1,461,000	1,348,138

144A, 6.25%, 7/15/34 (a)	1,050,000	1,054,511

(Cost $18,725,555)		18,711,266

Food — 2.6%

Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A, 5.625%, 3/31/32	3,289,000	3,165,474

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC

144A, 6.50%, 2/15/28	2,191,000	2,206,004

144A, 3.50%, 3/15/29	3,316,000	3,151,521

144A, 4.875%, 2/15/30	2,523,000	2,429,815

144A, 5.50%, 3/31/31	2,247,000	2,176,932

144A, 6.25%, 3/15/33	1,373,000	1,347,291

144A, 5.75%, 3/31/34 (a)	4,203,000	3,951,230

See Notes to Financial Statements.

DBX ETF Trust | 55

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

B&G Foods, Inc., 144A, 8.00%, 9/15/28 (a)	2,056,000	2,036,224

Chobani LLC / Chobani Finance Corp., Inc., 144A, 4.625%, 11/15/28	1,022,000	1,010,644

Fiesta Purchaser, Inc., 144A, 7.875%, 3/1/31	1,140,000	1,154,038

Froneri Lux FinCo SARL, 144A, 6.00%, 8/1/32	1,542,000	1,521,828

Ingles Markets, Inc., 144A, 4.00%, 6/15/31	826,000	768,148

KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.

144A, 7.125%, 4/30/33	1,447,000	1,478,482

144A, 7.00%, 8/15/34	2,432,000	2,453,990

Lamb Weston Holdings, Inc.

144A, 4.875%, 5/15/28	1,708,000	1,697,956

144A, 4.125%, 1/31/30	2,514,000	2,409,369

144A, 4.375%, 1/31/32	1,630,000	1,533,406

Performance Food Group, Inc.

144A, 4.25%, 8/1/29	2,864,000	2,780,325

144A, 6.125%, 9/15/32	2,736,000	2,741,680

144A, 5.625%, 3/1/34	2,628,000	2,552,878

Pilgrim’s Pride Corp.

4.25%, 4/15/31 (a)	1,854,000	1,763,903

3.50%, 3/1/32 (a)	2,303,000	2,085,284

6.25%, 7/1/33 (a)	1,742,000	1,799,984

6.875%, 5/15/34 (a)	1,391,000	1,487,592

Post Holdings, Inc.

144A, 4.625%, 4/15/30	3,066,000	2,954,374

144A, 4.50%, 9/15/31	2,485,000	2,309,132

144A, 6.25%, 2/15/32	2,558,000	2,579,414

144A, 6.375%, 3/1/33	3,576,000	3,513,831

144A, 6.25%, 10/15/34	3,096,000	2,984,693

144A, 6.50%, 3/15/36	3,332,000	3,229,357

Safeway, Inc., 7.25%, 2/1/31	608,000	633,417

Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed, 144A, 4.625%, 3/1/29	2,093,000	2,016,308

TreeHouse Foods, Inc., 144A, 7.75%, 2/11/33 (a)	2,178,000	2,202,975

US Foods, Inc.

144A, 6.875%, 9/15/28	1,364,000	1,389,065

144A, 4.75%, 2/15/29	2,269,000	2,238,943

144A, 4.625%, 6/1/30	1,273,000	1,242,190

144A, 7.25%, 1/15/32	1,540,000	1,590,193

144A, 5.75%, 4/15/33	1,130,000	1,124,634

Viking Baked Goods Acquisition Corp., 144A, 8.625%, 11/1/31 (a)	3,062,000	3,065,215
(Cost $83,690,375)		82,777,739

	Principal Amount $	Value $

Healthcare-Products — 0.7%

Avantor Funding, Inc.

144A, 4.625%, 7/15/28	4,007,000	3,973,393

144A, 3.875%, 11/1/29 (a)	2,082,000	2,005,132

Bausch + Lomb Corp., 144A, 8.375%, 10/1/28	3,530,000	3,621,003

DENTSPLY SIRONA, Inc., 8.375%, 9/12/55	1,372,000	1,365,066

Embecta Corp., 144A, 5.00%, 2/15/30	1,261,000	1,035,110

Garden Spinco Corp., 144A, 8.625%, 7/20/30	1,023,000	1,078,514

Insulet Corp., 144A, 6.50%, 4/1/33	1,036,000	1,052,421

Medline Borrower LP, 144A, 5.25%, 10/1/29	6,271,000	6,234,898

Teleflex, Inc.

144A, 4.25%, 6/1/28	1,380,000	1,356,381

144A, 5.875%, 1/15/32	1,242,000	1,243,101
(Cost $23,026,982)		22,965,019

Healthcare-Services — 5.7%
Acadia Healthcare Co., Inc.

144A, 5.50%, 7/1/28	1,010,000	1,008,466

144A, 5.00%, 4/15/29	1,000,000	982,476

144A, 7.375%, 3/15/33 (a)	1,719,000	1,791,815

AHP Health Partners, Inc., 144A, 5.75%, 7/15/29	791,000	790,078

Centene Corp.

4.25%, 12/15/27 (a)	1,555,000	1,545,651

2.45%, 7/15/28 (a)	5,476,000	5,216,765

4.625%, 12/15/29	8,338,000	8,128,256

3.375%, 2/15/30	5,264,000	4,888,112

3.00%, 10/15/30	5,495,000	4,955,111

2.50%, 3/1/31	5,716,000	4,990,223

2.625%, 8/1/31	3,331,000	2,900,825

Charles River Laboratories International, Inc.

144A, 4.25%, 5/1/28	1,300,000	1,282,804

144A, 3.75%, 3/15/29	1,294,000	1,248,050

144A, 4.00%, 3/15/31	1,388,000	1,306,178

Charlotte Buyer, Inc., 144A, 8.00%, 6/30/31	1,347,000	1,375,119

CHS/Community Health Systems, Inc.

144A, 6.00%, 1/15/29	1,751,000	1,730,829

144A, 5.25%, 5/15/30	4,197,000	3,918,535

144A, 4.75%, 2/15/31 (a)	1,902,000	1,732,274

144A, 10.875%, 1/15/32	3,512,000	3,726,646

144A, 9.75%, 1/15/34 (a)	4,598,000	4,690,133

Concentra Health Services, Inc., 144A, 6.875%, 7/15/32 (a)	1,727,000	1,786,022

DaVita, Inc.

144A, 4.625%, 6/1/30	6,841,000	6,610,435

144A, 3.75%, 2/15/31	3,719,000	3,435,321

See Notes to Financial Statements.

56 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 6.875%, 9/1/32 (a)	2,681,000	2,745,577

144A, 6.75%, 7/15/33 (a)	2,798,000	2,862,586

Encompass Health Corp.

4.50%, 2/1/28	799,000	793,687

4.75%, 2/1/30	2,292,000	2,258,649

4.625%, 4/1/31	990,000	957,517

144A, 5.875%, 6/1/34	1,608,000	1,600,699

Fortrea Holdings, Inc., 144A, 7.50%, 7/1/30	1,343,000	1,368,764

Global Medical Response, Inc., 144A, 7.375%, 10/1/32	2,548,000	2,641,002

Hah Group Holding Co. LLC, 144A, 9.75%, 10/1/31 (a)	1,793,000	1,698,868

HealthEquity, Inc., 144A, 4.50%, 10/1/29	1,650,000	1,608,566

Humana, Inc., 6.625%, 9/15/56	2,673,000	2,650,259

IQVIA, Inc.

144A, 6.50%, 5/15/30	1,690,000	1,722,647

144A, 6.25%, 6/1/32	5,108,000	5,200,504

Kedrion SpA, 144A, 6.50%, 9/1/29	1,986,000	1,988,339

LifePoint Health, Inc.

144A, 9.875%, 8/15/30	2,586,000	2,718,724

144A, 8.375%, 2/15/32	1,932,000	1,955,487

144A, 7.00%, 5/1/34	3,719,000	3,496,784

Molina Healthcare, Inc.

144A, 4.375%, 6/15/28	2,040,000	2,007,113

144A, 3.875%, 11/15/30	1,673,000	1,552,983

144A, 6.50%, 2/15/31	2,158,000	2,192,465

144A, 3.875%, 5/15/32 (a)	1,996,000	1,806,198

144A, 6.25%, 1/15/33	1,899,000	1,888,949

National Mentor Holdings, Inc., 144A, 10.50%, 12/15/30	3,422,000	3,642,729

Option Care Health, Inc., 144A, 4.375%, 10/31/29	1,105,000	1,070,179

Pediatrix Medical Group, Inc., 144A, 5.375%, 2/15/30	753,000	746,792

Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/29	3,887,000	4,030,803

Radiology Partners, Inc., 144A, 8.50%, 7/15/32 (a)	2,337,000	2,390,929

Select Medical Corp., 144A, 6.25%, 12/1/32 (a)	1,432,000	1,388,631

Sotera Health Holdings LLC, 144A, 7.375%, 6/1/31	2,051,000	2,133,647

Star Parent, Inc., 144A, 9.00%, 10/1/30	2,602,000	2,731,395

Team Health Holdings, Inc.

144A, 8.375%, 6/30/28	1,594,000	1,593,968

144A, 9.00% Cash or 4.50% PIK, PIK, 6/30/28 (a)	2,845,420	2,916,442

Team Services Holding, Inc., 144A, 9.00%, 2/15/33 (a)	1,703,000	1,774,880

Tenet Healthcare Corp.

5.125%, 11/1/27	4,190,000	4,189,390

4.625%, 6/15/28 (a)	1,572,000	1,559,038

	Principal Amount $	Value $

6.125%, 10/1/28	3,295,000	3,298,143

4.25%, 6/1/29	3,502,000	3,411,285

4.375%, 1/15/30	3,695,000	3,577,183

6.125%, 6/15/30	5,296,000	5,332,447

6.75%, 5/15/31	3,634,000	3,710,925

6.875%, 11/15/31 (a)	941,000	999,539

144A, 5.50%, 11/15/32	3,895,000	3,843,430

144A, 6.00%, 11/15/33 (a)	1,943,000	1,948,780

US Acute Care Solutions LLC, 144A, 9.75%, 5/15/29	2,578,000	2,527,048
(Cost $176,644,361)		176,574,094

Household Products/Wares — 0.0%

ACCO Brands Corp., 144A, 4.25%, 3/15/29 (a)
(Cost $1,433,062)	1,534,000	1,444,387

Pharmaceuticals — 1.9%

1261229 BC Ltd., 144A, 10.00%, 4/15/32	15,536,000	16,172,743

Adapthealth LLC

144A, 4.625%, 8/1/29	1,238,000	1,169,269

144A, 5.125%, 3/1/30 (a)	1,758,000	1,646,055

Amneal Pharmaceuticals LLC, 144A, 6.875%, 8/1/32	1,474,000	1,528,945

BellRing Brands, Inc., 144A, 7.00%, 3/15/30	2,271,000	2,247,298

CVS Health Corp.

6.75%, 12/10/54	1,929,000	1,978,664

7.00%, 3/10/55	5,696,000	5,880,000

Elanco Animal Health, Inc., 6.40%, 8/28/28	1,722,000	1,762,662

Endo Finance Holdings LP, 144A, 8.50%, 4/15/31	2,590,000	2,730,349

Grifols SA, 144A, 4.75%, 10/15/28 (a)	1,861,000	1,834,113

Harrow, Inc., 144A, 8.625%, 9/15/30	828,000	847,185

HLF Financing Sarl LLC / Herbalife International, Inc.

144A, 4.875%, 6/1/29	1,621,000	1,527,549

144A, 7.75%, 5/1/33	2,079,000	2,100,265

Jazz Securities DAC, 144A, 4.375%, 1/15/29	3,875,000	3,802,990

Organon & Co. / Organon Foreign Debt Co.-Issuer BV

144A, 4.125%, 4/30/28	5,401,000	5,346,991

144A, 5.125%, 4/30/31	4,205,000	4,202,004

144A, 6.75%, 5/15/34	1,331,000	1,395,350

144A, 7.875%, 5/15/34	1,305,000	1,397,873

Paradigm Parent LLC And Paradigm Parent Co.-Issuer, Inc., 144A, 8.75%, 4/17/32	1,289,000	1,198,770
(Cost $57,930,496)		58,769,075

See Notes to Financial Statements.

DBX ETF Trust | 57

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Diversified — 0.2%

Holding Companies-Diversified — 0.2%

Clue Opco LLC, 144A, 9.50%, 10/15/31 (a)	1,828,000	1,844,370

Stena International SA

144A, 7.25%, 1/15/31	2,493,000	2,559,005

144A, 7.625%, 2/15/31 (a)	815,000	842,112
(Cost $5,223,289)		5,245,487

Energy — 13.0%

Coal — 0.1%

Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 144A, 8.625%, 6/15/29	1,226,000	1,276,608

SunCoke Energy, Inc., 144A, 4.875%, 6/30/29	1,472,000	1,422,980
(Cost $2,658,294)		2,699,588

Energy-Alternate Sources — 0.1%

TerraForm Power Operating LLC

144A, 5.00%, 1/31/28	1,856,000	1,835,954

144A, 4.75%, 1/15/30	1,684,000	1,618,955
(Cost $3,473,114)		3,454,909

Oil & Gas — 5.9%

Aethon United BR LP / Aethon United Finance Corp., 144A, 7.50%, 10/1/29	2,535,000	2,630,286

Ascent Resources Utica Holdings LLC / ARU Finance Corp.

144A, 9.00%, 11/1/27	508,000	532,130

144A, 5.875%, 6/30/29	1,370,000	1,370,216

144A, 6.625%, 10/15/32	1,599,000	1,613,863

144A, 6.625%, 7/15/33	1,115,000	1,126,123

Beusa Investments LLC, 144A, 7.00%, 8/1/31	2,119,000	2,121,729

BKV Upstream Midstream LLC, 144A, 7.50%, 10/15/30	1,212,000	1,227,176

Borr IHC Ltd / Borr Finance LLC

144A, 8.75%, 1/15/32	2,848,000	2,766,076

144A, 9.00%, 1/15/34	2,421,000	2,340,065

California Resources Corp.

144A, 7.00%, 1/15/34	2,194,000	2,193,805

144A, 7.25%, 1/15/35	1,218,000	1,220,939

Caturus Energy LLC

144A, 8.50%, 2/15/30	1,442,000	1,505,018

144A, 7.125%, 5/15/31	1,556,000	1,558,027

Chord Energy Corp.

144A, 6.00%, 10/1/30	1,949,000	1,972,370

144A, 6.75%, 3/15/33	1,938,000	1,981,588

CITGO Petroleum Corp., 144A, 8.375%, 1/15/29	2,372,000	2,436,941

	Principal Amount $	Value $

CNX Resources Corp.

144A, 7.375%, 1/15/31	1,200,000	1,228,846

144A, 7.25%, 3/1/32	1,507,000	1,551,200

144A, 5.875%, 3/1/34	1,238,000	1,207,220

Comstock Resources, Inc.

144A, 6.75%, 3/1/29	3,032,000	3,007,132

144A, 6.75%, 3/1/29	1,148,000	1,135,392

144A, 5.875%, 1/15/30	2,525,000	2,423,912

Crescent Energy Finance LLC

144A, 7.625%, 4/1/32	2,784,000	2,862,740

144A, 7.875%, 4/15/32	2,642,000	2,730,140

144A, 7.375%, 1/15/33	2,480,000	2,533,156

144A, 8.375%, 1/15/34	1,638,000	1,728,794

CVR Energy, Inc.

144A, 7.50%, 2/15/31	1,674,000	1,724,846

144A, 7.875%, 2/15/34	994,000	1,031,421

DBR Land Holdings LLC, 144A, 6.25%, 12/1/30	1,185,000	1,206,567

EnQuest PLC, 144A, 9.875%, 4/30/31	1,748,000	1,848,734

Gulfport Energy Operating Corp., 144A, 6.75%, 9/1/29	1,778,000	1,810,806

Hilcorp Energy I LP / Hilcorp Finance Co.

144A, 6.25%, 11/1/28	1,733,000	1,738,702

144A, 5.75%, 2/1/29	1,378,000	1,379,940

144A, 6.00%, 4/15/30	1,347,000	1,342,944

144A, 6.00%, 2/1/31	1,693,000	1,671,436

144A, 6.25%, 4/15/32	1,177,000	1,156,271

144A, 8.375%, 11/1/33	1,637,000	1,735,729

144A, 6.875%, 5/15/34	1,238,000	1,227,005

144A, 7.25%, 2/15/35 (a)	2,621,000	2,638,060

Infinity Natural Resources LLC, 144A, 7.625%, 4/1/31 (a)	1,563,000	1,583,711

Ithaca Energy North Sea PLC, 144A, 8.125%, 10/15/29	2,117,000	2,199,622

Kraken Oil & Gas Partners LLC

144A, 7.625%, 8/15/29	1,173,000	1,198,465

144A, 7.125%, 5/15/31	1,113,000	1,114,213

Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.

144A, 6.875%, 12/1/32	1,108,000	1,135,266

144A, 6.625%, 8/15/34	1,280,000	1,294,491

Matador Resources Co.

144A, 6.50%, 4/15/32	2,339,000	2,363,426

144A, 6.25%, 4/15/33	1,980,000	1,979,898

144A, 6.00%, 4/15/34	1,983,000	1,942,300

Moss Creek Resources Holdings, Inc., 144A, 8.25%, 9/1/31	1,942,000	1,969,456

Murphy Oil Corp.

6.00%, 10/1/32 (a)	1,549,000	1,544,779

6.50%, 2/15/34	1,298,000	1,293,863

5.875%, 12/1/42	842,000	732,978

See Notes to Financial Statements.

58 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Nabors Industries, Inc.

144A, 9.125%, 1/31/30 (a)	1,222,000	1,281,791

144A, 8.875%, 8/15/31 (a)	1,499,000	1,568,506

144A, 7.625%, 11/15/32	1,987,000	2,049,233

Noble Finance II LLC

144A, 8.00%, 4/15/30	3,133,000	3,239,444

144A, 6.25%, 6/15/34	1,981,000	1,944,361

Northern Oil & Gas, Inc.

144A, 8.75%, 6/15/31 (a)	1,339,000	1,395,099

144A, 7.875%, 10/15/33 (a)	1,877,000	1,930,960

Par Petroleum LLC, 144A, 7.375%, 6/1/34	1,294,000	1,342,766

PBF Holding Co. LLC / PBF Finance Corp.

144A, 9.875%, 3/15/30 (a)	2,244,000	2,396,538

144A, 7.875%, 9/15/30 (a)	1,411,000	1,462,315

144A, 7.25%, 6/1/34	1,166,000	1,198,976

Precision Drilling Corp., 144A, 6.875%, 1/15/29	909,000	914,313

Range Resources Corp., 144A, 4.75%, 2/15/30	1,310,000	1,281,451

Saturn Oil & Gas, Inc., 144A, 8.50%, 7/30/31	1,388,000	1,441,037

Seadrill Finance Ltd., 144A, 6.75%, 7/15/34	1,812,000	1,776,249

SM Energy Co.

144A, 8.375%, 7/1/28	654,000	669,168

6.50%, 7/15/28	1,357,000	1,360,192

144A, 6.75%, 8/1/29	2,190,000	2,239,290

144A, 8.625%, 11/1/30	2,472,000	2,596,856

144A, 8.75%, 7/1/31	3,260,000	3,410,449

144A, 7.00%, 8/1/32	1,828,000	1,869,285

144A, 9.625%, 6/15/33	1,991,000	2,194,707

144A, 6.625%, 4/15/34	2,642,000	2,658,866

Sunoco LP

144A, 7.00%, 5/1/29	1,731,000	1,776,162

144A, 4.50%, 10/1/29	1,949,000	1,901,099

144A, 4.625%, 5/1/30	2,181,000	2,110,331

144A, 5.625%, 3/15/31	2,589,000	2,571,418

144A, 5.375%, 7/15/31 (a)	1,486,000	1,465,803

144A, 7.25%, 5/1/32	1,858,000	1,921,402

144A, 6.625%, 8/15/32	1,660,000	1,686,850

144A, 6.25%, 7/1/33	2,551,000	2,564,462

144A, 5.875%, 3/15/34 (a)	2,330,000	2,296,486

144A, 5.625%, 7/15/34	1,556,000	1,511,278

Sunoco LP / Sunoco Finance Corp.

5.875%, 3/15/28	1,120,000	1,122,131

144A, 7.00%, 9/15/28	1,214,000	1,236,140

4.50%, 5/15/29	1,854,000	1,813,452

4.50%, 4/30/30	1,900,000	1,847,034

Talos Production, Inc.

144A, 9.375%, 2/1/31 (a)	1,649,000	1,748,450

	Principal Amount $	Value $

144A, 8.00%, 7/15/34	1,981,000	2,048,564

Teine Energy Ltd., 144A, 6.875%, 4/15/29	968,000	967,555

TGNR Intermediate Holdings LLC, 144A, 5.50%, 10/15/29	1,983,000	1,959,027

Transocean International Ltd.

144A, 8.25%, 5/15/29 (a)	2,395,000	2,489,282

144A, 8.75%, 2/15/30	1,917,500	1,994,388

7.50%, 4/15/31	952,000	978,861

144A, 8.50%, 5/15/31 (a)	2,633,000	2,768,455

144A, 7.875%, 10/15/32	1,297,000	1,361,965

6.80%, 3/15/38 (a)	1,510,000	1,433,553

Valaris Ltd., 144A, 8.375%, 4/30/30	2,786,000	2,896,880

Validus Energy II Midcon LLC, 144A, 8.00%, 8/1/31	1,344,000	1,354,154

Vermilion Energy, Inc.

144A, 6.875%, 5/1/30 (a)	855,000	860,693

144A, 7.25%, 2/15/33 (a)	996,000	999,000

W&T Offshore, Inc., 144A, 10.75%, 2/1/29	728,000	761,874

Wildfire Intermediate Holdings LLC, 144A, 7.50%, 10/15/29	1,656,000	1,716,479
(Cost $182,635,634)		184,254,893

Oil & Gas Services — 1.1%

Archrock Partners LP / Archrock Partners Finance Corp., 144A, 6.625%, 9/1/32	1,810,000	1,843,358

Archrock Services LP / Archrock Partners Finance Corp., 144A, 6.00%, 2/1/34	2,116,000	2,081,202

Bristow Group, Inc., 144A, 6.75%, 2/1/33	1,294,000	1,303,206

Enerflex, Inc., 144A, 6.875%, 1/15/31	1,114,000	1,135,792

Helix Energy Solutions Group, Inc., 144A, 9.75%, 3/1/29	855,000	895,613

Kodiak Gas Services LLC

144A, 5.875%, 4/1/31	2,899,000	2,890,574

144A, 6.50%, 10/1/33	1,901,000	1,919,339

144A, 6.75%, 10/1/35	1,641,000	1,673,034

Oceaneering International, Inc., 144A, 6.875%, 7/15/34	1,142,000	1,178,509

SESI LLC, 144A, 7.875%, 9/30/30	2,484,000	2,547,584

Star Holding LLC, 144A, 8.75%, 8/1/31	1,054,000	1,093,044

Tgs ASA, 144A, 8.50%, 1/15/30	1,531,000	1,606,290

Tidewater, Inc., 144A, 9.125%, 7/15/30	1,650,000	1,767,019

USA Compression Partners LP / USA Compression Finance Corp.

144A, 7.125%, 3/15/29	2,474,000	2,534,897

144A, 6.25%, 10/1/33	1,942,000	1,925,343

Viridien, 144A, 10.00%, 10/15/30	928,000	978,863

See Notes to Financial Statements.

DBX ETF Trust | 59

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

WBI Operating LLC

144A, 6.25%, 10/15/30	2,043,000	2,053,916

144A, 6.50%, 10/15/33	1,978,000	1,984,448

Weatherford International Ltd., 144A, 6.75%, 10/15/33	3,112,000	3,174,187

(Cost $34,531,008)		34,586,218

Pipelines — 5.8%

Antero Midstream Partners LP / Antero Midstream Finance Corp.

144A, 5.375%, 6/15/29	2,051,000	2,050,795

144A, 6.625%, 2/1/32	1,558,000	1,591,834

144A, 5.75%, 10/15/33	1,739,000	1,716,794

144A, 5.75%, 7/1/34	1,576,000	1,546,458

Blue Racer Midstream LLC / Blue Racer Finance Corp.

144A, 7.00%, 7/15/29	1,035,000	1,062,961

144A, 7.25%, 7/15/32	1,413,000	1,460,768

Buckeye Partners LP

4.125%, 12/1/27	1,194,000	1,176,190

144A, 4.50%, 3/1/28	2,154,000	2,121,866

144A, 6.875%, 7/1/29	1,394,000	1,426,738

144A, 6.75%, 2/1/30	1,238,000	1,273,497

5.85%, 11/15/43	940,000	836,723

5.60%, 10/15/44	716,000	614,392

CNX Midstream Partners LP, 144A, 4.75%, 4/15/30	1,181,000	1,137,149

CQP Holdco LP / BIP-V Chinook Holdco LLC

144A, 5.50%, 6/15/31	3,588,000	3,509,250

144A, 7.50%, 12/15/33	1,125,000	1,180,382

Delek Logistics Partners LP / Delek Logistics Finance Corp.

144A, 8.625%, 3/15/29	1,607,000	1,663,518

144A, 7.375%, 6/30/33	1,797,000	1,849,537

144A, 6.875%, 6/1/34	2,184,000	2,203,160

Energy Transfer LP

8.00%, 5/15/54	1,865,000	1,954,629

7.125%, 10/1/54	884,000	907,270

6.50%, 2/15/56	3,138,000	3,149,692

6.75%, 2/15/56	2,071,000	2,064,652

Series ., 6.55%, 1/15/57	1,683,000	1,672,438

6.70%, 1/15/57	2,967,000	2,941,456

Excelerate Energy LP, 144A, 8.00%, 5/15/30	2,277,000	2,396,870

Genesis Energy LP / Genesis Energy Finance Corp.

8.25%, 1/15/29	1,542,000	1,588,283

8.875%, 4/15/30	1,194,000	1,247,466

7.875%, 5/15/32	2,025,000	2,101,887

8.00%, 5/15/33	1,720,000	1,804,397

6.75%, 3/15/34	1,829,000	1,841,432

	Principal Amount $	Value $

Global Partners LP / GLP Finance Corp.

6.875%, 1/15/29	1,070,000	1,074,983

144A, 8.25%, 1/15/32 (a)	1,162,000	1,215,174

144A, 7.125%, 7/1/33	1,117,000	1,148,695

Golar LNG Ltd., 144A, 7.50%, 10/2/30	1,242,000	1,273,349

Harvest Midstream I LP

144A, 7.50%, 5/15/32	1,115,000	1,157,169

144A, 6.75%, 5/15/34	2,592,000	2,630,258

Hess Midstream Operations LP

144A, 5.875%, 3/1/28	1,948,000	1,965,674

144A, 5.125%, 6/15/28	1,708,000	1,703,593

144A, 6.50%, 6/1/29	1,509,000	1,537,986

144A, 4.25%, 2/15/30	1,858,000	1,788,190

144A, 5.50%, 10/15/30	967,000	963,702

Howard Midstream Energy Partners LLC

144A, 7.375%, 7/15/32	1,912,000	1,974,215

144A, 6.625%, 1/15/34	1,621,000	1,634,958

144A, 6.625%, 1/15/35	1,797,000	1,806,144

ITT Holdings LLC, 144A, 6.50%, 8/1/29	3,159,000	3,149,217

Kinetik Holdings LP

144A, 6.625%, 12/15/28	2,664,000	2,711,552

144A, 5.875%, 6/15/30	2,254,000	2,265,281

Martin Midstream Partners LP / Martin Midstream Finance Corp., 144A, 11.50%, 2/15/28	953,000	970,618

NGL Energy Operating LLC / NGL Energy Finance Corp.

144A, 8.125%, 2/15/29	2,633,000	2,716,179

144A, 8.375%, 2/15/32	3,429,000	3,594,970

Northriver Midstream Finance LP, 144A, 6.75%, 7/15/32	1,624,000	1,655,121

NuStar Logistics LP, 6.375%, 10/1/30	1,622,000	1,662,535

Prairie Acquiror LP, 144A, 9.00%, 8/1/29	824,000	851,804

Rockies Express Pipeline LLC

144A, 4.95%, 7/15/29	1,260,000	1,246,029

144A, 4.80%, 5/15/30	880,000	855,737

144A, 6.75%, 3/15/33	1,386,000	1,413,576

144A, 7.50%, 7/15/38	873,000	918,249

144A, 6.875%, 4/15/40	1,165,000	1,164,043

South Bow Canadian Infrastructure Holdings Ltd.

7.50%, 3/1/55	1,605,000	1,684,245

7.625%, 3/1/55	1,112,000	1,154,816

Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/29	2,147,000	2,237,241

Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.

144A, 5.50%, 1/15/28	1,951,000	1,950,963

See Notes to Financial Statements.

60 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 7.375%, 2/15/29	2,024,000	2,080,152

144A, 6.00%, 12/31/30	1,702,000	1,702,643

144A, 6.00%, 9/1/31	1,158,000	1,145,047

144A, 6.75%, 3/15/34	1,886,000	1,900,732

Venture Global Calcasieu Pass LLC

144A, 3.875%, 8/15/29	3,099,000	2,968,989

144A, 6.25%, 1/15/30	3,105,000	3,170,326

144A, 4.125%, 8/15/31 (a)	3,096,000	2,892,551

144A, 3.875%, 11/1/33 (a)	2,852,000	2,533,098

144A, 6.00%, 5/1/36 (a)	2,496,000	2,485,564

Venture Global LNG, Inc.

144A, 9.50%, 2/1/29	7,339,000	7,893,594

144A, 7.00%, 1/15/30	3,567,000	3,671,198

144A, 8.375%, 6/1/31	5,802,000	6,033,459

144A, 9.875%, 2/1/32	4,773,000	5,088,319

144A, 6.375%, 12/15/34	2,714,000	2,693,555

144A, 6.625%, 6/15/36 (a)	2,911,000	2,922,778

Venture Global Plaquemines LNG LLC

144A, 6.125%, 12/15/30	4,883,000	4,985,431

144A, 7.50%, 5/1/33	3,542,000	3,847,363

144A, 6.50%, 1/15/34	5,421,000	5,606,301

144A, 6.50%, 6/15/34	2,875,000	2,973,069

144A, 7.75%, 5/1/35	3,096,000	3,443,009

144A, 6.75%, 1/15/36	5,096,000	5,364,176

(Cost $180,539,646)		181,570,104

Financial — 4.2%

Diversified Financial Services — 0.1%

Figure Technology Solutions, Inc., 144A, 8.50%, 7/31/31	1,501,000	1,518,733

WS Escrow LLC, 144A, 7.75%, 6/1/33	1,970,000	2,050,986

(Cost $3,514,003)		3,569,719

Real Estate — 0.9%

Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 144A, 7.00%, 4/15/30	1,661,000	1,669,669

Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.

144A, 5.75%, 1/15/29	1,119,000	1,106,133

144A, 5.25%, 4/15/30 (a)	928,000	898,489

144A, 9.75%, 4/15/30	2,180,000	2,335,741

CoreLogic, Inc., 144A, 9.00%, 8/1/31	4,335,000	4,305,231

Cushman & Wakefield US Borrower LLC, 144A, 8.875%, 9/1/31	822,000	861,096

Five Point Operating Co. LP, 144A, 8.00%, 10/1/30	1,107,000	1,136,954

Greystar Real Estate Partners LLC, 144A, 7.75%, 9/1/30 (a)	1,089,000	1,131,901

	Principal Amount $	Value $

Howard Hughes Corp.

144A, 4.125%, 2/1/29	1,409,000	1,365,644

144A, 4.375%, 2/1/31	1,647,000	1,554,969

Howard Hughes (The) Corp.

144A, 5.875%, 3/1/32	1,380,000	1,357,952

144A, 6.125%, 3/1/34 (a)	1,405,000	1,379,441

Hunt Cos., Inc., 144A, 5.25%, 4/15/29	1,867,000	1,804,455

Kennedy-Wilson, Inc.

144A, 7.00%, 6/1/31	2,706,000	2,768,912

144A, 7.25%, 6/1/33	2,751,000	2,801,547

Newmark Group, Inc., 7.50%, 1/12/29 (a)	1,105,000	1,149,200

(Cost $27,568,863)		27,627,334

Real Estate Investment Trusts — 3.2%

Arbor Realty SR, Inc.

144A, 8.50%, 12/15/28 (a)	1,113,000	1,105,128

144A, 7.875%, 7/15/30 (a)	1,207,000	1,135,062

Blackstone Mortgage Trust, Inc.

144A, 7.75%, 12/1/29	1,167,000	1,209,220

144A, 6.25%, 6/1/31	1,260,000	1,207,095

Brandywine Operating Partnership LP

3.95%, 11/15/27	1,203,000	1,179,268

8.30%, 3/15/28	631,000	648,062

8.875%, 4/12/29	1,290,500	1,362,942

4.55%, 10/1/29	1,210,000	1,139,520

6.125%, 1/15/31	690,000	669,876

Diversified Healthcare Trust

144A, 7.25%, 10/15/30	1,255,000	1,285,668

4.375%, 3/1/31	1,093,000	998,403

EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/ TRS / EF Cayman Non-MTM, 144A, 7.375%, 9/30/30	1,045,000	1,040,433

Hudson Pacific Properties LP

3.95%, 11/1/27 (a)	1,225,000	1,194,301

5.95%, 2/15/28	957,000	950,611

4.65%, 4/1/29	1,293,000	1,225,582

3.25%, 1/15/30 (a)	799,000	710,080

Iron Mountain Information Management Services, Inc., 144A, 5.00%, 7/15/32	1,929,000	1,840,011

Iron Mountain, Inc.

144A, 4.875%, 9/15/27	2,517,000	2,510,093

144A, 5.25%, 3/15/28	2,423,000	2,416,506

144A, 5.00%, 7/15/28	1,479,000	1,466,404

144A, 7.00%, 2/15/29	2,163,000	2,201,547

144A, 4.875%, 9/15/29	2,580,000	2,523,778

144A, 5.25%, 7/15/30	3,500,000	3,434,524

144A, 4.50%, 2/15/31	2,744,000	2,610,450

144A, 5.625%, 7/15/32 (a)	1,618,000	1,589,097

See Notes to Financial Statements.

DBX ETF Trust | 61

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 6.25%, 1/15/33	3,060,000	3,084,198

144A, 6.25%, 1/15/35	3,888,000	3,844,894

Millrose Properties, Inc.

144A, 6.375%, 8/1/30	3,237,000	3,282,027

144A, 6.25%, 9/15/32	2,108,000	2,115,047

MPT Operating Partnership LP / MPT Finance Corp., 144A, 8.50%, 2/15/32 (a)	3,877,000	3,931,100

Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer

144A, 5.875%, 10/1/28 (a)	2,171,000	2,168,274

144A, 4.875%, 5/15/29	1,939,000	1,902,070

144A, 7.00%, 2/1/30	1,397,000	1,430,497

Pebblebrook Hotel LP / PEB Finance Corp., 144A, 6.375%, 10/15/29	898,000	913,574

RHP Hotel Properties LP / RHP Finance Corp.

144A, 7.25%, 7/15/28	1,350,000	1,373,702

144A, 4.50%, 2/15/29	1,269,000	1,249,224

144A, 6.50%, 4/1/32	2,588,000	2,635,195

144A, 6.50%, 6/15/33	1,667,000	1,700,317

144A, 5.75%, 3/15/34	1,864,000	1,836,865

Rithm Capital Corp.

144A, 8.00%, 4/1/29	2,162,000	2,191,753

144A, 8.00%, 7/15/30	1,219,000	1,225,402

144A, 8.50%, 6/1/31	1,351,000	1,364,933

RLJ Lodging Trust LP, 144A, 4.00%, 9/15/29	1,392,000	1,332,969

SBA Communications Corp., 3.125%, 2/1/29 (a)	3,856,000	3,685,526

Service Properties Trust

144A, 9/30/27, Zero Coupon	1,277,000	1,206,141

144A, 8.625%, 11/15/31	2,289,000	2,397,169

8.875%, 6/15/32 (a)	1,514,000	1,561,997

Starwood Property Trust, Inc.

144A, 5.25%, 10/15/28	1,115,000	1,107,354

144A, 7.25%, 4/1/29	1,364,000	1,405,554

144A, 5.875%, 8/15/29	1,322,000	1,327,577

144A, 6.00%, 4/15/30	1,092,000	1,096,207

144A, 6.50%, 7/1/30	1,304,000	1,326,827

144A, 6.50%, 10/15/30	1,151,000	1,171,679

144A, 5.75%, 1/15/31	1,401,000	1,387,656

144A, 6.125%, 6/1/31	1,805,000	1,808,803

Vornado Realty LP

3.40%, 6/1/31	1,045,000	954,216

5.75%, 2/1/33	1,173,000	1,169,165

XHR LP

144A, 4.875%, 6/1/29	1,183,000	1,162,805

144A, 6.625%, 5/15/30	1,067,000	1,086,006

(Cost $99,246,704)		99,090,384

	Principal Amount $	Value $

Industrial — 11.1%

Aerospace/Defense — 2.4%

AAR Escrow Issuer LLC, 144A, 6.75%, 3/15/29	2,037,000	2,081,804

ATI, Inc.

4.875%, 10/1/29	891,000	881,899

7.25%, 8/15/30	1,183,000	1,226,703

5.125%, 10/1/31	962,000	945,305

5.875%, 6/15/33 (a)	1,245,000	1,256,414

Bombardier, Inc.

144A, 8.75%, 11/15/30	2,401,000	2,528,825

144A, 7.25%, 7/1/31	1,746,000	1,825,097

144A, 7.00%, 6/1/32	1,897,000	1,960,493

144A, 6.75%, 6/15/33	1,939,000	2,002,058

144A, 7.45%, 5/1/34	1,395,000	1,529,548

144A, 5.875%, 1/15/35 (a)	1,324,000	1,313,701

Efesto Bidco S.p.A Efesto US LLC, 144A, Series XR, 7.50%, 2/15/32	2,105,000	2,138,135

Goat Holdco LLC, 144A, 6.75%, 2/1/32	1,773,000	1,808,452

Moog, Inc., 144A, 5.50%, 10/15/34	1,437,000	1,400,960

TransDigm, Inc.

144A, 6.75%, 8/15/28	5,285,000	5,318,570

4.625%, 1/15/29	2,975,000	2,921,161

144A, 6.375%, 3/1/29	6,870,000	6,971,779

4.875%, 5/1/29	1,807,000	1,780,045

144A, 6.875%, 12/15/30	3,858,000	3,954,940

144A, 7.125%, 12/1/31	2,535,000	2,619,760

144A, 6.625%, 3/1/32	5,606,000	5,724,971

144A, 6.00%, 1/15/33	4,018,000	4,023,850

144A, 6.375%, 5/31/33	6,755,000	6,773,360

144A, 6.25%, 1/31/34	1,442,000	1,458,052

144A, 6.75%, 1/31/34	5,187,000	5,269,473

144A, 6.125%, 7/31/34 (a)	4,496,000	4,444,182

(Cost $74,462,569)		74,159,537

Building Materials — 2.3%

Ameritex Holdco Intermediate LLC, 144A, 7.625%, 8/15/33	1,943,000	1,990,268

Boise Cascade Co., 144A, 4.875%, 7/1/30	955,000	937,624

Builders FirstSource, Inc.

144A, 5.00%, 3/1/30	1,225,000	1,194,234

144A, 4.25%, 2/1/32	2,863,000	2,631,534

144A, 6.375%, 6/15/32	1,892,000	1,900,834

144A, 6.375%, 3/1/34	3,107,000	3,075,931

144A, 6.75%, 5/15/35 (a)	2,031,000	2,030,688

Emerald Debt Merger Sub LLC, 144A, 6.625%, 12/15/30	6,900,000	7,036,848

EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 144A, 6.75%, 7/15/31	1,604,000	1,653,177

See Notes to Financial Statements.

62 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Griffon Corp.

5.75%, 3/1/28	2,414,000	2,416,228

144A, 6.25%, 10/1/34	2,051,000	2,057,705

Knife River Corp., 144A, 7.75%, 5/1/31	1,194,000	1,231,410

Masterbrand, Inc., 144A, 7.00%, 7/15/32 (a)	1,703,000	1,702,255

Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 144A, 6.75%, 4/1/32 (a)	1,697,000	1,682,145

MIWD Holdco II LLC / MIWD Finance Corp., 144A, 5.50%, 2/1/30	1,229,000	1,158,099

New Enterprise Stone & Lime Co., Inc., 144A, 5.25%, 7/15/28	1,613,000	1,605,335

Quikrete Holdings, Inc.

144A, 6.375%, 3/1/32	10,049,000	10,174,211

144A, 6.75%, 3/1/33	3,983,000	4,046,135

Smyrna Ready Mix Concrete LLC

144A, 6.00%, 11/1/28	3,413,000	3,415,039

144A, 8.875%, 11/15/31	2,613,000	2,738,706

Standard Building Solutions, Inc.

144A, 6.50%, 8/15/32	2,606,000	2,619,718

144A, 6.25%, 8/1/33	3,000,000	2,977,780

144A, 5.875%, 3/15/34	1,715,000	1,660,160

Standard Industries, Inc.

144A, 4.75%, 1/15/28	2,641,000	2,631,506

144A, 4.375%, 7/15/30	3,955,000	3,759,847

144A, 3.375%, 1/15/31	2,877,000	2,595,474

(Cost $71,468,459)		70,922,891

Electrical Components & Equipment — 0.5%

Energizer Holdings, Inc.

144A, 4.75%, 6/15/28	1,527,000	1,510,796

144A, 4.375%, 3/31/29	1,574,000	1,526,573

144A, 6.00%, 9/15/33 (a)	1,327,000	1,271,878

EnerSys

144A, 4.375%, 12/15/27	856,000	850,011

144A, 6.625%, 1/15/32	1,045,000	1,062,154

WESCO Distribution, Inc.

144A, 6.375%, 3/15/29	2,313,000	2,348,493

144A, 5.25%, 4/15/31	1,736,000	1,707,073

144A, 6.625%, 3/15/32	1,981,000	2,026,264

144A, 6.375%, 3/15/33	2,029,000	2,060,273

144A, 5.50%, 4/15/34	2,202,000	2,142,328

(Cost $16,580,611)		16,505,843

Electronics — 0.5%

Atkore, Inc., 144A, 4.25%, 6/1/31	877,000	882,879

Coherent Corp., 144A, 5.00%, 12/15/29	2,477,000	2,444,509

Ingram Micro, Inc., 144A, 4.75%, 5/15/29	5,304,000	5,193,118

	Principal Amount $	Value $

Sensata Technologies BV, 144A, 5.875%, 9/1/30	1,255,000	1,263,124

Sensata Technologies, Inc.

144A, 4.375%, 2/15/30	1,163,000	1,123,173

144A, 3.75%, 2/15/31 (a)	1,941,000	1,809,733

144A, 6.625%, 7/15/32	1,541,000	1,577,905

TTM Technologies, Inc., 144A, 4.00%, 3/1/29	1,202,000	1,157,738

(Cost $15,412,660)		15,452,179

Engineering & Construction — 0.7%

AECOM, 144A, 6.00%, 8/1/33	3,092,000	3,081,480

ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C, 144A, 7.875%, 2/3/30 (a)	1,520,000	1,554,200

Brundage-Bone Concrete Pumping Holdings, Inc., 144A, 7.50%, 2/1/32	1,245,000	1,278,619

Dycom Industries, Inc., 144A, 4.50%, 4/15/29	1,332,000	1,296,503

Fluor Corp., 4.25%, 9/15/28	1,200,000	1,180,669

Global Infrastructure Solutions, Inc.

144A, 5.625%, 6/1/29	1,148,000	1,147,265

144A, 7.50%, 4/15/32	967,000	1,015,840

144A, 6.375%, 7/15/34	1,163,000	1,168,854

Granite Construction, Inc., 144A, 6.375%, 6/15/34	1,479,000	1,490,140

HTA Group Ltd./Mauritius

144A, 7.50%, 6/4/29 (a)	2,677,000	2,741,463

144A, 6.75%, 4/1/31	1,039,000	1,050,069

Railworks Holdings LP / Railworks Rally, Inc., 144A, 8.25%, 11/15/28	780,000	776,106

Tutor Perini Corp., 144A, 6.625%, 7/15/33	928,000	935,964

Weekley Homes LLC / Weekley Finance Corp.

144A, 4.875%, 9/15/28	1,201,000	1,182,502

144A, 6.75%, 1/15/34	1,189,000	1,204,465

(Cost $21,115,736)		21,104,139

Environmental Control — 0.9%

Clean Harbors, Inc.

144A, 5.125%, 7/15/29	896,000	887,496

144A, 6.375%, 2/1/31	1,442,000	1,459,669

144A, 5.75%, 10/15/33	1,768,000	1,767,247

GFL Environmental Holdings US, Inc.

144A, 5.625%, 7/1/31	2,115,000	2,064,854

144A, 5.50%, 2/1/34	2,619,000	2,454,091

GFL Environmental, Inc.

144A, 4.00%, 8/1/28	2,046,000	2,004,168

144A, 4.75%, 6/15/29	1,956,000	1,910,804

See Notes to Financial Statements.

DBX ETF Trust | 63

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 4.375%, 8/15/29	1,238,000	1,195,838

144A, 6.75%, 1/15/31	2,529,000	2,570,112

Luna 1.5 Sarl, 144A, 12.00% or 12.75% PIK, 7/1/32	1,159,180	1,230,547

Madison IAQ LLC

144A, 4.125%, 6/30/28	1,900,000	1,871,376

144A, 5.875%, 6/30/29	2,726,000	2,719,938

Reworld Holding Corp., 144A, 4.875%, 12/1/29	2,103,000	2,027,517

Waste Pro USA, Inc., 144A, 7.00%, 2/1/33	2,204,000	2,250,068

Wrangler Holdco Corp., 144A, 6.625%, 4/1/32	1,184,000	1,194,826

(Cost $27,835,436)		27,608,551

Machinery-Construction & Mining – 0.3%

BWX Technologies, Inc.

144A, 4.125%, 6/30/28	1,009,000	992,658

144A, 4.125%, 4/15/29	1,109,000	1,074,134

Manitowoc Co., (The), Inc., 144A, 9.25%, 10/1/31	818,000	884,189

Solaris Energy Infrastructure LLC, 144A, 6.375%, 5/15/31 (a)	3,365,000	3,340,724

Terex Corp.

144A, 5.00%, 5/15/29	1,443,000	1,430,927

144A, 6.25%, 10/15/32	1,963,000	1,981,240

(Cost $9,743,948)		9,703,872

Machinery-Diversified – 0.3%

ATS Corp., 144A, 4.125%, 12/15/28	659,000	638,749

Columbus McKinnon Corp./ NY, 144A, 7.125%, 2/1/33 (a)	2,327,000	2,354,691

Esab Corp.

144A, 6.25%, 4/15/29	1,714,000	1,733,764

144A, 5.625%, 4/1/31	2,779,000	2,753,908

Lsf12 Helix Parent LLC, 144A, 7.125%, 2/1/33 (a)	1,298,000	1,298,517

Mueller Water Products, Inc., 144A, 4.00%, 6/15/29	1,079,000	1,041,052

(Cost $9,851,383)		9,820,681

Metal Fabricate/Hardware – 0.2%

Advanced Drainage Systems, Inc.

144A, 6.375%, 6/15/30	1,057,000	1,065,216

144A, 5.375%, 3/1/34	1,437,000	1,394,541

Park-Ohio Industries, Inc., 144A, 8.50%, 8/1/30	811,000	855,181

Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/29	1,380,000	1,346,398

TMS International Corp., 144A, 6.25%, 4/15/29	632,000	629,156

(Cost $5,281,822)		5,290,492

	Principal Amount $	Value $

Miscellaneous Manufacturing – 0.5%

Amsted Industries, Inc.

144A, 4.625%, 5/15/30	1,056,000	1,022,602

144A, 6.375%, 3/15/33	1,444,000	1,461,806

Avient Corp.

144A, 7.125%, 8/1/30	1,630,000	1,656,841

144A, 6.25%, 11/1/31	1,797,000	1,822,332

Axon Enterprise, Inc.

144A, 6.125%, 3/15/30	2,585,000	2,627,110

144A, 6.25%, 3/15/33	1,740,000	1,770,455

Calderys Financing LLC, 144A, 11.25%, 6/1/28	1,637,000	1,694,282

Enpro, Inc., 144A, 6.125%, 6/1/33	1,002,000	1,006,318

LSB Industries, Inc., 144A, 6.25%, 10/15/28	1,011,000	1,008,962

Maxam Prill Sarl, 144A, 7.75%, 7/15/30 (a)	1,245,000	1,286,843

Trinity Industries, Inc., 144A, 7.75%, 7/15/28	1,814,000	1,854,115

(Cost $17,222,057)		17,211,666

Packaging & Containers – 1.9%

Ardagh Group SA, 144A, 9.50%, 12/1/30	3,829,000	4,000,713

Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC

144A, 3.25%, 9/1/28 (a)	1,432,000	1,392,566

144A, 6.25%, 1/30/31	1,779,000	1,788,131

Ball Corp.

6.00%, 6/15/29	2,638,000	2,667,493

2.875%, 8/15/30	3,371,000	3,071,936

3.125%, 9/15/31 (a)	2,032,000	1,827,633

5.50%, 9/15/33	2,126,000	2,109,200

Cascades, Inc./Cascades USA, Inc.

144A, 5.375%, 1/15/28	1,261,000	1,261,018

144A, 6.75%, 7/15/30	1,062,000	1,092,543

Clydesdale Acquisition Holdings, Inc.

144A, 6.625%, 4/15/29	1,505,000	1,509,024

144A, 6.875%, 1/15/30	1,173,000	1,174,144

144A, 8.75%, 4/15/30 (a)	2,832,000	2,797,673

144A, 6.75%, 4/15/32	3,660,000	3,573,829

Crown Americas LLC

5.25%, 4/1/30	1,444,000	1,439,996

5.875%, 6/1/33	1,749,000	1,749,073

Graphic Packaging International LLC

144A, 3.50%, 3/15/28	1,104,000	1,072,764

144A, 3.50%, 3/1/29	1,163,000	1,109,114

144A, 3.75%, 2/1/30 (a)	928,000	871,569

144A, 6.375%, 7/15/32 (a)	1,179,000	1,193,187

See Notes to Financial Statements.

64 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Mauser Packaging Solutions Holding Co., 144A, 7.875%, 4/15/30	6,654,000	6,786,892

OI European Group BV, 144A, 4.75%, 2/15/30 (a)	927,000	839,840

Owens-Brockway Glass Container, Inc.

144A, 7.25%, 5/15/31 (a)	1,782,000	1,652,833

144A, 7.375%, 6/1/32	1,035,000	939,208

144A, 9.50%, 6/1/33 (a)	1,160,000	1,135,003

Sealed Air Corp., 144A, 6.875%, 7/15/33	1,315,000	1,287,595

Silgan Holdings, Inc., 4.125%, 2/1/28	1,367,000	1,350,262

Sword Purchaser LLC

144A, 8.25%, 4/15/33	4,674,000	4,837,501

144A, 10.50%, 4/15/34	1,257,000	1,311,563

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 144A, 9.50%, 5/15/30 (a)	2,501,000	2,392,090

TriMas Corp., 144A, 4.125%, 4/15/29	986,000	947,783

Trivium Packaging Finance BV, 144A, 8.25%, 7/15/30 (a)	1,086,000	1,150,103

(Cost $60,634,086)		60,332,279

Transportation – 0.6%

Beacon Mobility Corp., 144A, 7.25%, 8/1/30	1,431,000	1,469,913

Danaos Corp., 144A, 6.875%, 10/15/32	1,374,000	1,405,124

First Student Bidco, Inc. / First Transit Parent, Inc., 144A, 4.00%, 7/31/29	1,495,000	1,461,216

Genesee & Wyoming, Inc., 144A, 6.25%, 4/15/32	1,787,000	1,800,217

Pods LLC, 144A, 8.75%, 5/15/31 (a)	1,300,000	1,222,346

Rand Parent LLC, 144A, 8.50%, 2/15/30	2,169,000	2,237,039

RXO, Inc., 144A, 6.375%, 5/15/31	927,000	929,099

Stonepeak Nile Parent LLC, 144A, 7.25%, 3/15/32	1,447,000	1,488,326

Watco Cos. LLC / Watco Finance Corp., 144A, 7.125%, 8/1/32	2,430,000	2,504,405

XPO CNW, Inc., 6.70%, 5/1/34	874,000	911,508

XPO, Inc.

144A, 7.125%, 6/1/31 (a)	1,010,000	1,040,091

144A, 7.125%, 2/1/32	1,497,000	1,546,423

(Cost $18,001,127)		18,015,707

Technology – 4.5%

Computers – 0.8%

Amentum Holdings, Inc., 144A, 7.25%, 8/1/32 (a)	2,642,000	2,723,627

CACI International, Inc., 144A, 6.375%, 6/15/33	3,881,000	3,932,908

	Principal Amount $	Value $

Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 144A, 6.00%, 11/1/29 (a)	1,387,000	1,175,023

Crane NXT Co., 4.20%, 3/15/48	918,000	572,805

Everforth, Inc., 144A, 4.625%, 5/15/28	1,465,000	1,426,185

Fortress Intermediate 3, Inc., 144A, 7.50%, 6/1/31	1,945,000	1,988,171

Insight Enterprises, Inc., 144A, 6.625%, 5/15/32	1,245,000	1,263,506

KBR, Inc., 144A, 4.75%, 9/30/28	746,000	736,102

NCR Voyix Corp.

144A, 5.00%, 10/1/28	1,768,000	1,737,567

144A, 5.125%, 4/15/29 (a)	874,000	852,155

Pitney Bowes, Inc., 144A, 7.25%, 3/15/29	1,136,000	1,145,544

Science Applications International Corp.

144A, 4.875%, 4/1/28	1,079,000	1,070,128

144A, 5.875%, 11/1/33	1,221,000	1,208,867

Seagate Data Storage Technology Pte Ltd.

4.091%, 6/1/29	1,022,000	991,953

5.875%, 7/15/30 (a)	930,000	944,701

9.625%, 12/1/32	1,743,000	1,918,328

5.75%, 12/1/34	829,000	823,661

Unisys Corp., 144A, 10.625%, 1/15/31 (a)	1,842,000	1,759,539

(Cost $26,411,667)		26,270,770

Office/Business Equipment – 0.1%

Zebra Technologies Corp., 144A, 6.50%, 6/1/32

(Cost $1,337,343)	1,309,000	1,333,308

Semiconductors – 0.4%

Amkor Technology, Inc., 144A, 5.875%, 10/1/33 (a)	1,313,000	1,290,270

Entegris, Inc.

144A, 4.375%, 4/15/28	1,012,000	999,849

144A, 4.75%, 4/15/29	4,304,000	4,238,828

144A, 3.625%, 5/1/29 (a)	1,033,000	991,300

144A, 5.95%, 6/15/30	2,317,000	2,337,954

ON Semiconductor Corp., 144A, 3.875%, 9/1/28	1,714,000	1,672,934

Synaptics, Inc., 144A, 4.00%, 6/15/29	921,000	907,960

(Cost $12,458,304)		12,439,095

Software – 3.2%

AthenaHealth Group, Inc., 144A, 7.50%, 2/15/32	1,374,000	1,415,237

Capstone Borrower, Inc., 144A, 8.00%, 6/15/30 (a)	2,018,000	1,967,917

See Notes to Financial Statements.

DBX ETF Trust | 65

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Cloud Software Group LLC

144A, 6.50%, 3/31/29	10,485,000	10,436,506

144A, 9.00%, 9/30/29	9,377,000	9,401,633

144A, 8.25%, 6/30/32	4,660,000	4,562,472

144A, 6.625%, 8/15/33	2,672,000	2,422,826

Consensus Cloud Solutions, Inc., 144A, 6.50%, 10/15/28	772,000	772,600

CoreWeave, Inc.

144A, 9.25%, 6/1/30 (a)	5,187,000	4,816,985

144A, 9.00%, 2/1/31 (a)	4,570,000	4,099,249

144A, 9.75%, 10/1/31	7,179,000	6,419,634

144A, 9.625%, 7/15/32	3,208,000	2,830,488

Elastic NV, 144A, 4.125%, 7/15/29 (a)	1,520,000	1,463,116

Ellucian Holdings, Inc., 144A, 6.50%, 12/1/29	1,733,000	1,709,106

Fair Isaac Corp.

144A, 4.00%, 6/15/28	2,241,000	2,188,768

144A, 6.00%, 5/15/33	4,080,000	4,013,476

144A, 6.25%, 9/15/34	2,487,000	2,433,759

Oak-Eagle Acquireco, Inc.

144A, 7.25%, 7/1/33	7,641,000	7,946,021

144A, 8.75%, 7/1/34	6,547,000	6,948,488

Open Text Corp.

144A, 3.875%, 2/15/28	2,326,000	2,277,816

144A, 3.875%, 12/1/29	2,220,000	2,078,261

Open Text Holdings, Inc.

144A, 4.125%, 2/15/30 (a)	2,325,000	2,169,983

144A, 4.125%, 12/1/31	1,668,000	1,490,049

PTC, Inc., 144A, 4.00%, 2/15/28	1,229,000	1,205,041

RingCentral, Inc., 144A, 8.50%, 8/15/30	497,000	513,036

ROBLOX Corp., 144A, 3.875%, 5/1/30 (a)	2,836,000	2,669,986

Rocket Software, Inc., 144A, 9.00%, 11/28/28	2,356,000	2,405,468

Twilio, Inc.

3.625%, 3/15/29	1,269,000	1,222,671

3.875%, 3/15/31	1,295,000	1,214,062

UKG, Inc., 144A, 6.875%, 2/1/31	6,494,000	6,405,405

ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 144A, 3.875%, 2/1/29	1,588,000	1,410,318

(Cost $102,869,126)		100,910,377

Utilities – 3.8%

Electric – 3.6%

AES Corp.

7.60%, 1/15/55	2,378,000	2,431,170

6.95%, 7/15/55	1,309,000	1,290,804

Alpha Generation LLC

144A, 6.75%, 10/15/32	2,493,000	2,512,343

144A, 6.25%, 1/15/34	1,959,000	1,919,643

	Principal Amount $	Value $

Atlantica Sustainable Infrastructure PLC, 144A, 4.125%, 6/15/28	647,000	633,568

California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 144A, 6.375%, 2/15/32	2,795,000	2,750,730

Clearway Energy Operating LLC

144A, 4.75%, 3/15/28	2,185,000	2,165,447

144A, 3.75%, 2/15/31	2,342,000	2,159,724

144A, 3.75%, 1/15/32	1,015,000	917,184

144A, 5.75%, 1/15/34	1,572,000	1,519,395

ContourGlobal Power Holdings SA, 144A, 6.75%, 2/28/30	1,248,000	1,269,840

DPL LLC, 4.35%, 4/15/29	1,232,000	1,195,380

Edison International

8.125%, 6/15/53	1,289,000	1,309,196

7.875%, 6/15/54	1,021,000	1,034,387

Electricite de France SA, 144A, 9.125%, Perpetual	3,914,000	4,484,480

Emera US Finance LLC

Series A, 6.65%, 10/1/56	921,000	921,000

Series B, 6.85%, 10/1/56	1,042,000	1,045,323

EUSHI Finance Inc, 6.25%, 4/1/56	1,896,000	1,862,318

EUSHI Finance, Inc., 7.625%, 12/15/54	1,245,000	1,286,335

Hawaiian Electric Co., Inc., 144A, 6.00%, 10/1/33	1,288,000	1,270,789

Leeward Renewable Energy Operations LLC, 144A, 4.25%, 7/1/29	1,176,000	1,124,325

Long Ridge Energy LLC, 144A, 8.75%, 2/15/32 (a)	1,694,000	1,749,793

NRG Energy, Inc.

5.75%, 1/15/28	2,227,000	2,227,236

144A, 3.375%, 2/15/29	1,358,000	1,294,648

144A, 5.25%, 6/15/29	1,771,000	1,758,415

144A, 5.75%, 7/15/29	2,092,000	2,088,675

144A, 3.625%, 2/15/31	2,558,000	2,354,526

144A, 3.875%, 2/15/32	1,147,000	1,049,657

144A, 6.00%, 2/1/33	2,130,000	2,120,101

144A, 5.75%, 1/15/34	3,399,000	3,308,677

144A, 5.875%, 5/15/34	2,602,000	2,537,034

144A, 6.25%, 11/1/34	2,481,000	2,473,879

144A, 6.00%, 1/15/36	6,437,000	6,260,319

144A, 6.125%, 5/15/36 (a)	2,828,000	2,770,878

Pacificorp, 7.375%, 9/15/55	2,141,000	2,141,822

PacifiCorp., 7.125%, 8/15/56	2,835,000	2,802,479

Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144A, 4.50%, 8/15/28	1,493,000	1,469,505

PG&E Corp.

5.00%, 7/1/28	2,960,000	2,915,601

5.25%, 7/1/30 (a)	2,588,000	2,518,257

7.375%, 3/15/55	3,798,000	3,817,052

See Notes to Financial Statements.

66 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

6.85%, 9/15/56	2,586,000	2,534,017

Puget Energy, Inc.

7.00%, 9/15/56	1,068,000	1,071,978

7.25%, 9/15/56	1,147,000	1,149,758

Talen Energy Supply LLC

144A, 6.25%, 2/1/34	3,488,000	3,425,424

144A, 6.50%, 2/1/36	3,500,000	3,435,179

TransAlta Corp.

5.875%, 2/1/34	1,104,000	1,077,782

6.50%, 3/15/40	827,000	791,890

TXNM Energy, Inc., 144A, 7.00%, 7/31/56	777,000	784,448

VoltaGrid LLC, 144A, 7.375%, 11/1/30	5,086,000	5,118,459

XPLR Infrastructure Operating Partners LP

144A, 4.50%, 9/15/27	1,512,000	1,500,372

144A, 7.25%, 1/15/29 (a)	1,845,000	1,907,199

144A, 8.375%, 1/15/31 (a)	1,867,000	1,988,239

144A, 8.625%, 3/15/33 (a)	2,637,000	2,825,535

144A, 7.75%, 4/15/34 (a)	1,901,000	2,013,602

(Cost $113,449,348)		112,385,817

Gas – 0.2%

Altagas Ltd., 144A, 7.20%, 10/15/54	2,282,000	2,360,410

AmeriGas Partners LP / AmeriGas Finance Corp.

144A, 9.375%, 6/1/28	668,000	682,109

144A, 9.50%, 6/1/30	1,937,000	2,059,285

144A, 6.875%, 6/1/31	1,194,000	1,193,255

(Cost $6,291,678)		6,295,059

TOTAL CORPORATE BONDS

(Cost $3,051,870,940)		3,044,686,869

	Number of Shares

SECURITIES LENDING COLLATERAL – 4.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (c)(d)

(Cost $124,929,300)	124,929,300	124,929,300

	Number of Shares	Value $

CASH EQUIVALENTS – 1.0%

DWS Government Money Market Series “Institutional Shares”, 3.65% (c)

(Cost $31,280,050)	31,280,050	31,280,050

TOTAL INVESTMENTS – 102.6%

(Cost $3,208,080,290)		3,200,896,219

Other assets and liabilities, net – (2.6%)		(82,064,405)

NET ASSETS – 100.0%		3,118,831,814

See Notes to Financial Statements.

DBX ETF Trust | 67

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2026

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026

SECURITIES LENDING COLLATERAL — 4.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (c)(d)

29,466,868	95,462,432	(e)	—	—	—	500,554	—	124,929,300	124,929,300

CASH EQUIVALENTS — 1.0%

DWS Government Money Market Series “Institutional Shares”, 3.65% (c)

21,105,991	315,839,978		(305,665,919)	—	—	648,413	—	31,280,050	31,280,050

50,572,859	411,302,410		(305,665,919)	—	—	1,148,967	—	156,209,350	156,209,350

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $370,296,935, which is 11.9% of net assets.

(b)	Security is a bond where the coupon increases at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $259,884,904.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2026.

Perpetual: Callable security with no stated maturity date.

PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$3,044,686,869	$—	$3,044,686,869

Short-Term Investments (a)	156,209,350	—	—	156,209,350

TOTAL	$156,209,350	$3,044,686,869	$—	$3,200,896,219

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

68 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

August 31, 2026

	Principal Amount $	Value $

CORPORATE BONDS — 97.7%

Basic Materials — 5.4%

Chemicals — 3.0%

ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding Corp., 144A, 9.75%, 3/1/33	3,398,000	3,408,902

Ashland, Inc., 144A, 3.375%, 9/1/31	1,398,000	1,291,778

Axalta Coating Systems Dutch Holding B BV, 144A, 7.25%, 2/15/31	1,513,000	1,566,210

Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	2,114,000	2,028,132

Celanese US Holdings LLC

7.35%, 11/15/28	2,292,000	2,383,057

7.33%, 7/15/29	2,284,000	2,384,009

6.50%, 4/15/30	2,167,000	2,208,983

7.55%, 11/15/30	3,270,000	3,463,643

7.00%, 2/15/31	1,827,000	1,878,940

7.379%, 7/15/32	3,300,000	3,458,469

6.75%, 4/15/33 (a)	3,431,000	3,495,112

7.70%, 11/15/33	2,972,000	3,175,193

7.375%, 2/15/34 (a)	2,554,000	2,647,448

Chemours Co.

144A, 5.75%, 11/15/28	1,861,000	1,850,238

144A, 4.625%, 11/15/29	1,892,000	1,789,653

Chemours (The) Co.

144A, 8.00%, 1/15/33	1,975,000	1,950,761

144A, 7.875%, 3/15/34	2,172,000	2,126,365

Consolidated Energy Finance SA

144A, 5.625%, 10/15/28	1,586,000	1,556,865

144A, 12.00%, 2/15/31 (a)	1,827,000	1,948,073

FMC Corp.

3.45%, 10/1/29 (a)	1,615,000	1,500,541

5.65%, 5/18/33 (a)	1,570,000	1,441,453

Huntsman International LLC

4.50%, 5/1/29	2,264,000	2,192,554

2.95%, 6/15/31	1,361,000	1,183,948

INEOS Finance PLC

144A, 6.75%, 5/15/28	1,572,000	1,570,883

144A, 7.50%, 4/15/29	2,213,000	2,201,955

INEOS Quattro Finance 2 PLC, 144A, 9.625%, 3/15/29 (a)	1,318,000	1,152,855

Methanex Corp.

5.125%, 10/15/27	2,137,000	2,137,262

5.25%, 12/15/29	2,162,000	2,151,634

Methanex US Operations, Inc., 144A, 6.25%, 3/15/32	1,977,000	2,002,815

NOVA Chemicals Corp.

144A, 4.25%, 5/15/29	1,834,000	1,785,592

144A, 7.00%, 12/1/31	1,343,000	1,405,745

	Principal Amount $	Value $

Olin Corp.

5.625%, 8/1/29	2,064,000	2,056,356

5.00%, 2/1/30	1,675,000	1,623,554

144A, 6.625%, 4/1/33	1,827,000	1,794,917

Olympus Water US Holding Corp.

144A, 4.25%, 10/1/28	2,534,000	2,470,305

144A, 6.25%, 10/1/29	1,208,000	1,199,969

144A, 7.25%, 6/15/31	2,658,000	2,702,801

144A, 6.75%, 8/1/32	3,322,000	3,275,273

144A, 7.25%, 2/15/33	4,912,000	4,920,434

Perimeter Holdings LLC

144A, 5.00%, 10/30/29	2,195,000	2,146,944

144A, 6.25%, 1/15/34	1,691,000	1,673,002

Qnity Electronics, Inc.

144A, 5.75%, 8/15/32	3,202,000	3,185,475

144A, 6.25%, 8/15/33	2,251,000	2,268,670

Solstice Advanced Materials, Inc., 144A, 5.625%, 9/30/33	3,018,000	2,964,785

Tronox, Inc.

144A, 4.625%, 3/15/29 (a)	3,285,000	2,203,846

144A, 9.125%, 9/30/30	1,335,000	1,338,374

WR Grace Holdings LLC

144A, 5.625%, 8/15/29	3,669,000	3,492,936

144A, 6.625%, 8/15/32	2,268,000	2,186,536

144A, 7.00%, 8/1/33	1,523,000	1,476,667

(Cost $109,943,399)		108,319,912

Forest Products & Paper — 0.2%

Domtar Corp., 144A, 6.75%, 10/1/28	1,968,000	1,622,616

Magnera Corp., 144A, 7.25%, 11/15/31	2,294,000	2,257,032

Magnera, Corp., 144A, 4.75%, 11/15/29 (a)	1,734,000	1,638,444

Mercer International, Inc.

144A, 12.875%, 10/1/28	1,298,000	480,260

5.125%, 2/1/29	2,692,000	834,520

(Cost $9,623,123)		6,832,872

Iron/Steel — 1.3%

Cleveland-Cliffs, Inc.

144A, 6.875%, 11/1/29	2,941,000	2,984,562

144A, 6.75%, 4/15/30	2,293,000	2,311,229

144A, 7.50%, 9/15/31	2,861,000	2,943,099

144A, 7.00%, 3/15/32	4,400,000	4,444,062

144A, 7.375%, 5/1/33	2,827,000	2,885,021

144A, 7.625%, 1/15/34	3,445,000	3,517,176

Commercial Metals Co.

144A, 5.75%, 11/15/33	3,118,000	3,070,700

144A, 6.00%, 12/15/35	3,182,000	3,143,864

Fortescue Treasury Pty Ltd. 144A, 4.50%, 9/15/27	1,882,000	1,867,950

See Notes to Financial Statements.

DBX ETF Trust | 69

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 5.875%, 4/15/30	1,513,000	1,520,162

144A, 4.375%, 4/1/31	3,215,000	3,037,000

144A, 6.125%, 4/15/32 (a)	2,385,000	2,413,134

Mineral Resources Ltd.

144A, 9.25%, 10/1/28	2,404,000	2,474,879

144A, 8.50%, 5/1/30 (a)	2,073,000	2,140,554

144A, 7.00%, 4/1/31	2,121,000	2,188,075

144A, 6.00%, 5/1/32	1,969,000	1,944,558

144A, 6.25%, 5/1/34	1,980,000	1,940,074

(Cost $45,250,763)		44,826,099

Mining — 0.9%

Alcoa Nederland Holding BV

144A, 4.125%, 3/31/29	1,604,000	1,553,904

144A, 7.125%, 3/15/31	2,276,000	2,355,357

Alumina Pty Ltd.

144A, 6.125%, 3/15/30	1,530,000	1,548,490

144A, 6.375%, 9/15/32	1,510,000	1,531,818

Arcosa, Inc.

144A, 4.375%, 4/15/29	1,273,000	1,252,251

144A, 6.875%, 8/15/32	1,848,000	1,915,132

Arsenal AIC Parent LLC

144A, 8.00%, 10/1/30	2,150,000	2,236,418

144A, 11.50%, 10/1/31	1,534,000	1,629,401

First Quantum Minerals Ltd.

144A, 8.625%, 6/1/31	4,002,000	4,167,768

144A, 8.00%, 3/1/33	3,303,000	3,447,358

144A, 7.25%, 2/15/34	3,188,000	3,273,831

144A, 6.375%, 2/15/36	4,531,000	4,420,940

Kaiser Aluminum Corp.

144A, 4.50%, 6/1/31	1,826,000	1,742,257

144A, 5.875%, 3/1/34	1,549,000	1,517,975

(Cost $32,542,249)		32,592,900

Communications — 15.6%

Advertising — 1.2%

Clear Channel Outdoor Holdings, Inc.

144A, 7.875%, 4/1/30	2,609,000	2,708,672

144A, 7.125%, 2/15/31	3,577,000	3,691,285

144A, 7.50%, 3/15/33	2,876,000	3,032,971

Lamar Media Corp.

3.75%, 2/15/28	1,833,000	1,798,173

4.00%, 2/15/30	1,695,000	1,618,223

3.625%, 1/15/31	1,721,000	1,603,515

144A, 5.375%, 11/1/33	1,237,000	1,204,337

Neptune Bidco US, Inc.

144A, 9.29%, 4/15/29	7,963,000	8,161,694

144A, 10.375%, 5/15/31	4,024,000	4,231,196

144A, 9.50%, 2/15/33	4,570,000	4,697,919

Outfront Media Capital LLC / Outfront Media Capital Corp.

144A, 4.25%, 1/15/29	1,556,000	1,516,710

	Principal Amount $	Value $

144A, 4.625%, 3/15/30	1,552,000	1,504,940

144A, 7.375%, 2/15/31	1,475,000	1,531,754

144A, 6.00%, 6/15/34	1,593,000	1,574,947

Stagwell Global LLC, 144A, 5.625%, 8/15/29	3,420,000	3,333,273

(Cost $41,869,948)		42,209,609

Internet — 1.7%

Arches Buyer, Inc.

144A, 4.25%, 6/1/28	2,869,000	2,807,952

144A, 6.125%, 12/1/28 (a)	1,750,000	1,732,472

144A, 9.00%, 8/15/31	2,900,000	3,028,337

Cogent Communications Group LLC / Cogent Finance, Inc., 144A, 6.50%, 7/1/32 (a)	1,481,000	1,136,188

Gen Digital, Inc.

144A, 6.75%, 9/30/27	2,863,000	2,874,323

144A, 7.125%, 9/30/30	2,051,000	2,088,744

144A, 6.25%, 4/1/33	2,869,000	2,870,084

Go Daddy Operating Co. LLC / GD Finance Co., Inc.

144A, 5.25%, 12/1/27	1,918,000	1,917,731

144A, 3.50%, 3/1/29	2,536,000	2,405,811

ION Platform Finance US, Inc. / ION Platform Finance SARL

144A, 5.75%, 5/15/28	1,450,000	1,370,398

144A, 8.75%, 5/1/29	2,142,000	1,956,545

144A, 9.50%, 5/30/29	2,384,000	2,213,126

144A, 9.00%, 8/1/29	1,560,000	1,427,769

Match Group Holdings II LLC

144A, 5.00%, 12/15/27	1,395,000	1,393,187

144A, 4.625%, 6/1/28	1,550,000	1,535,093

144A, 4.125%, 8/1/30	1,550,000	1,460,166

144A, 3.625%, 10/1/31	1,581,000	1,427,092

144A, 6.125%, 9/15/33	2,271,000	2,238,024

Newfold Digital Holdings Group, Inc.

144A, 11.75%, 4/30/29 (b)	29,400	16,464

144A, 11.75%, 4/30/29 (b)	7,350	6,431

Photo Holdings LLC, 144A, 12.00%, 7/1/31	3,569,000	3,676,705

Rakuten Group, Inc., 144A, 9.75%, 4/15/29	6,224,000	6,787,512

Snap, Inc.

144A, 6.875%, 3/1/33	4,645,000	4,558,031

144A, 6.875%, 3/15/34	1,706,000	1,660,368

Wayfair LLC

144A, 7.25%, 10/31/29	2,585,000	2,678,360

144A, 7.75%, 9/15/30	2,157,000	2,272,939

144A, 6.75%, 11/15/32	2,151,000	2,214,674

144A, 7.125%, 5/31/34	1,291,000	1,339,949

(Cost $62,107,995)		61,094,475

See Notes to Financial Statements.

70 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Media — 8.6%

AMC Global Media, Inc., 144A, 10.50%, 7/15/32 (a)	4,082,000	4,318,079

CCO Holdings LLC / CCO Holdings Capital Corp.

144A, 5.00%, 2/1/28	8,004,000	7,933,189

144A, 5.375%, 6/1/29	4,645,000	4,564,431

144A, 6.375%, 9/1/29	4,636,000	4,642,959

144A, 4.75%, 3/1/30	9,466,000	8,982,349

144A, 4.50%, 8/15/30	8,504,000	7,920,421

144A, 4.25%, 2/1/31	9,211,000	8,313,585

144A, 7.375%, 3/1/31 (a)	3,372,000	3,417,053

144A, 4.75%, 2/1/32 (a)	3,686,000	3,305,207

4.50%, 5/1/32 (a)	8,643,000	7,606,988

144A, 7.00%, 2/1/33 (a)	5,286,000	5,163,726

144A, 4.50%, 6/1/33 (a)	5,341,000	4,633,528

144A, 4.25%, 1/15/34 (a)	5,938,000	4,956,089

144A, 7.375%, 2/1/36 (a)	3,881,000	3,754,865

Charter Communications Operating LLC / Charter Communications Operating Capital

6.05%, 2/15/32	5,480,000	5,487,663

6.60%, 2/15/34	3,170,000	3,192,318

6.95%, 8/15/36	3,170,000	3,177,571

144A, 7.087%, 9/1/38	5,489,000	5,436,528

CSC Holdings LLC

144A, 5.375%, 2/1/28	3,059,000	1,652,230

144A, 7.50%, 4/1/28	3,159,000	722,904

144A, 11.25%, 5/15/28	3,170,000	1,769,465

144A, 11.75%, 1/31/29	6,368,000	3,533,936

144A, 6.50%, 2/1/29	5,502,000	2,922,757

144A, 5.75%, 1/15/30	6,946,000	1,476,025

144A, 4.125%, 12/1/30	3,572,000	1,886,913

144A, 4.625%, 12/1/30	7,290,000	1,585,575

144A, 3.375%, 2/15/31	3,124,000	1,626,918

144A, 4.50%, 11/15/31	4,665,000	2,449,125

144A, 5.00%, 11/15/31	1,544,000	330,648

Directv Financing LLC

144A, 8.875%, 2/1/30	4,952,000	5,072,310

144A, 8.875%, 2/1/30	2,477,000	2,535,200

Directv Financing LLC / Directv Financing Co.-Obligor, Inc.

144A, 10.00%, 2/15/31 (a)	6,264,000	6,632,473

144A, 9.25%, 6/1/32	4,504,000	4,704,428

Discovery Communications LLC

3.95%, 3/20/28	3,724,000	3,686,388

4.125%, 5/15/29	2,219,000	2,202,369

3.625%, 5/15/30	2,736,000	2,567,900

5.00%, 9/20/37	1,356,000	1,047,510

6.35%, 6/1/40	1,346,000	1,090,664

Discovery Global Holdings, Inc.

4.054%, 3/15/29	4,051,000	4,013,164

	Principal Amount $	Value $

4.279%, 3/15/32	8,356,000	7,650,378

EchoStar Corp., 10.75%, 11/30/29	16,630,000	17,982,142

EW Scripps (The) Co., 144A, 9.875%, 8/15/30	2,417,000	2,181,898

Gray Media, Inc.

144A, 10.50%, 7/15/29	1,172,000	1,237,233

144A, 4.75%, 10/15/30 (a)	2,451,000	2,019,104

144A, 5.375%, 11/15/31	3,707,000	2,888,624

144A, 9.625%, 7/15/32	3,580,000	3,677,519

144A, 7.25%, 8/15/33 (a)	2,728,000	2,729,166

144A, 7.50%, 9/15/34	2,300,000	2,298,809

iHeartCommunications, Inc.

144A, 9.125%, 5/1/29 (a)	2,239,439	2,011,125

144A, 10.875%, 5/1/30	2,051,399	1,446,236

144A, 7.75%, 8/15/30	2,148,000	1,795,223

LCPR Senior Secured Financing DAC

144A, 6.75%, 10/15/27	3,625,000	2,102,500

144A, 5.125%, 7/15/29	2,577,000	1,474,637

McGraw-Hill Education, Inc.

144A, 5.75%, 8/1/28	2,559,000	2,553,471

144A, 8.00%, 8/1/29	2,125,000	2,127,635

144A, 7.375%, 9/1/31	2,219,000	2,280,382

Nexstar Media, Inc.

144A, 4.75%, 11/1/28	3,380,000	3,332,486

144A, 6.50%, 9/15/33	10,549,000	10,601,935

144A, 7.25%, 4/15/34	5,504,000	5,578,942

Paramount Global

3.375%, 2/15/28	1,491,000	1,458,376

3.70%, 6/1/28	1,510,000	1,471,319

4.20%, 6/1/29	1,523,000	1,461,176

4.95%, 1/15/31	3,907,000	3,647,764

4.20%, 5/19/32	3,100,000	2,702,056

Sinclair Television Group, Inc.

144A, 5.50%, 3/1/30	1,648,000	1,479,080

144A, 8.125%, 2/15/33	4,292,000	4,466,942

144A, 9.75%, 2/15/33	1,284,000	1,439,685

Sirius XM Radio LLC

144A, 4.00%, 7/15/28	6,490,000	6,333,143

144A, 5.50%, 7/1/29	3,826,000	3,822,192

144A, 4.125%, 7/1/30	4,885,000	4,600,688

144A, 3.875%, 9/1/31	4,572,000	4,169,476

144A, 5.875%, 4/15/32	3,927,000	3,876,430

Univision Communications, Inc.

144A, 4.50%, 5/1/29	3,311,000	3,154,190

144A, 7.375%, 6/30/30	2,801,000	2,814,156

144A, 8.50%, 7/31/31	4,117,000	4,152,188

144A, 9.375%, 8/1/32	4,503,000	4,598,243

144A, 8.875%, 4/15/33	4,691,000	4,639,626

Versant Media Group, Inc., 144A, 7.25%, 1/30/31	3,030,000	3,143,955

See Notes to Financial Statements.

DBX ETF Trust | 71

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	2,924,000	1,806,133

Virgin Media Secured Finance PLC

144A, 5.50%, 5/15/29	4,388,000	4,068,103

144A, 4.50%, 8/15/30	2,884,000	2,386,784

VZ Secured Financing BV, 144A, 7.50%, 1/15/33	3,536,000	3,201,937

Ziggo Bond Co. BV, 144A, 5.125%, 2/28/30	1,609,000	1,369,883

Ziggo BV, 144A, 4.875%, 1/15/30	3,093,000	2,857,210

(Cost $343,503,470)		307,405,631

Telecommunications — 4.1%

Altice Financing SA

144A, 5.00%, 1/15/28	3,704,000	2,256,024

144A, 5.75%, 8/15/29	6,391,000	3,882,801

Altice France Lux 3 / Altice Holdings 1,144A, 10.00%, 1/15/33	3,017,000	2,942,607

Altice France SA

144A, 9.50%, 11/1/29	3,902,528	3,957,003

144A, 6.875%, 10/15/30	2,600,695	2,549,482

144A, 6.50%, 4/15/32	5,963,565	5,804,454

144A, 6.875%, 7/15/32	4,918,544	4,827,906

C&W Senior Finance Ltd., 144A, 9.00%, 1/15/33	2,399,000	2,432,636

Ciena Corp., 144A, 4.00%, 1/31/30	1,277,000	1,214,093

Connect Finco SARL / Connect US Finco LLC, 144A, 9.00%, 9/15/29	5,984,000	6,265,081

Connect Holding II LLC, 144A, 10.50%, 4/3/31	6,970,000	6,280,768

CT Trust, 144A, 5.125%, 2/3/32	2,283,000	2,176,236

Fibercop SpA

144A, Series 2033, 6.375%, 11/15/33	1,601,000	1,585,550

144A, 6.00%, 9/30/34	1,511,000	1,451,105

144A, 7.20%, 7/18/36	1,611,000	1,632,732

144A, 7.721%, 6/4/38	1,540,000	1,604,084

Iliad Holding SAS

144A, 7.00%, 10/15/28	2,713,000	2,720,944

144A, 8.50%, 4/15/31	2,922,000	3,067,337

144A, 7.00%, 4/15/32	2,567,000	2,591,081

Level 3 Financing, Inc.

144A, 6.875%, 6/30/33	6,200,000	6,307,421

144A, 7.00%, 3/31/34	7,597,000	7,776,046

144A, 8.50%, 1/15/36	5,855,000	6,127,351

144A, 7.50%, 2/15/37	3,289,000	3,266,088

Millicom International Cellular SA

144A, 6.25%, 3/25/29	1,866,600	1,872,209

144A, 4.50%, 4/27/31	2,500,000	2,337,500

144A, 7.375%, 4/2/32	1,610,000	1,659,826

	Principal Amount $	Value $

PR RNO Property Owner 1 LLC, 144A, 6.50%, 5/1/31	14,329,000	13,291,268

Sable International Finance Ltd., 144A, 7.125%, 10/15/32	3,102,000	3,064,580

SE Cosmos LLC, 144A, 8.875%, 5/1/31	3,112,000	3,065,195

Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC

144A, 6.50%, 2/15/29	3,413,000	3,373,573

144A, Series Feb, 8.625%, 6/15/32	3,270,000	3,363,097

144A, 8.625%, 6/15/32 (a)	1,775,000	1,825,534

Uniti Services LLC, 144A, 7.50%, 10/15/33	4,522,000	4,671,631

Viasat, Inc.

144A, 6.50%, 7/15/28	1,398,000	1,400,920

144A, 7.50%, 5/30/31	2,384,000	2,396,244

Vmed O2 UK Financing I PLC

144A, 4.25%, 1/31/31	4,120,000	3,341,205

144A, 4.75%, 7/15/31	4,364,000	3,543,934

144A, 7.75%, 4/15/32 (a)	3,002,000	2,604,824

144A, 6.75%, 1/15/33	2,655,000	2,217,430

Windstream Services LLC / Windstream Escrow Finance Corp., 144A, 8.25%, 10/1/31	6,661,000	6,961,831

(Cost $149,981,772)		143,709,631

Consumer, Cyclical — 16.6%

Airlines — 0.6%

Alaska Airlines, Inc., 144A, 6.50%, 6/1/31 (a)	1,550,000	1,548,077

American Airlines, Inc., 144A, 7.25%, 2/15/28 (a)	2,314,000	2,337,622

Gol Finance, Inc., 144A, 14.375%, 6/6/30	6,564,000	6,381,028

JetBlue Airways Corp. / JetBlue Loyalty LP, 144A, 9.875%, 9/20/31	6,331,000	5,442,211

United Airlines Holdings, Inc.

4.875%, 3/1/29	3,012,000	2,975,303

5.375%, 3/1/31	3,170,000	3,143,550

(Cost $23,325,173)		21,827,791

Apparel — 0.1%

Levi Strauss & Co., 144A, 3.50%, 3/1/31	1,547,000	1,431,296

VF Corp., 2.95%, 4/23/30	2,336,000	2,123,353

(Cost $3,581,767)		3,554,649

Auto Manufacturers — 1.3%

Allison Transmission, Inc.

144A, 4.75%, 10/1/27	1,339,000	1,336,173

144A, 5.875%, 6/1/29	1,523,000	1,529,998

144A, 3.75%, 1/30/31	3,130,000	2,919,723

144A, 5.875%, 12/1/33	1,510,000	1,500,128

See Notes to Financial Statements.

72 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Aston Martin Capital Holdings Ltd., 144A, 10.00%, 3/31/29 (a)	3,231,000	1,896,952

New Flyer Holdings, Inc., 144A, 9.25%, 7/1/30	1,875,000	2,013,651

Nissan Motor Acceptance Co. LLC

144A, 5.30%, 9/13/27	1,231,000	1,229,387

144A, 2.75%, 3/9/28	1,845,000	1,764,614

144A, 7.05%, 9/15/28	2,115,000	2,160,835

144A, 5.625%, 9/29/28	2,284,000	2,280,388

144A, 6.125%, 9/30/30	3,993,000	3,930,510

Nissan Motor Co. Ltd.

144A, 4.345%, 9/17/27	7,651,000	7,568,060

144A, 7.50%, 7/17/30	3,360,000	3,453,691

144A, 4.81%, 9/17/30	8,042,000	7,495,131

144A, 7.75%, 7/17/32	2,271,000	2,357,876

144A, 8.125%, 7/17/35 (a)	3,877,000	4,119,237

(Cost $49,396,868)		47,556,354

Auto Parts & Equipment — 1.9%

Adient Global Holdings Ltd.

144A, 8.25%, 4/15/31	1,510,000	1,574,784

144A, 7.50%, 2/15/33 (a)	2,644,000	2,742,288

American Axle & Manufacturing, Inc.

5.00%, 10/1/29	1,869,000	1,826,062

144A, 6.375%, 10/15/32	2,614,000	2,617,850

144A, 7.75%, 10/15/33	3,887,000	3,907,282

Clarios Global LP / Clarios US Finance Co.

144A, 6.75%, 5/15/28	2,297,000	2,330,991

144A, 6.75%, 2/15/30	3,080,000	3,168,150

144A, 6.75%, 9/15/32	3,736,000	3,808,310

Cooper-Standard Automotive, Inc., 144A, 9.25%, 3/1/31	3,383,000	3,424,592

Cyprium Corp. / Cyprium Holdings Luxembourg Sarl

144A, 6.125%, 4/15/31	2,540,000	2,539,353

144A, 6.375%, 4/15/34	2,474,000	2,450,241

Dexko Global, Inc., 144A, 7.50%, 4/15/32 (a)	2,019,950	1,697,147

Forvia SE

144A, 8.00%, 6/15/30 (a)	1,660,000	1,742,538

144A, 6.75%, 9/15/33 (a)	1,584,000	1,587,976

Goodyear Tire & Rubber Co.

5.00%, 7/15/29	2,581,000	2,466,912

6.625%, 7/15/30	1,543,000	1,492,047

5.25%, 4/30/31	1,745,000	1,569,497

5.25%, 7/15/31	1,845,000	1,643,541

5.625%, 4/30/33 (a)	1,369,000	1,190,410

Goodyear Tire & Rubber (The) Co., 8.875%, 7/15/32	3,366,000	3,435,047

Tenneco, Inc., 144A, 8.00%, 11/17/28	5,739,000	5,761,447

	Principal Amount $	Value $

ZF North America Capital, Inc.

144A, 6.875%, 4/14/28	1,915,000	1,947,961

144A, 7.125%, 4/14/30	1,814,000	1,847,695

144A, 6.75%, 4/23/30	2,416,000	2,436,413

144A, 7.50%, 3/24/31	4,981,000	5,110,122

144A, 6.875%, 4/23/32	2,171,000	2,177,383

(Cost $66,767,936)		66,496,039

Distribution/Wholesale — 0.4%

American Builders & Contractors Supply Co., Inc.

144A, 4.00%, 1/15/28	2,287,000	2,256,241

144A, 3.875%, 11/15/29	1,528,000	1,457,856

RB Global Holdings, Inc.

144A, 6.75%, 3/15/28	1,647,000	1,663,435

144A, 7.75%, 3/15/31	2,401,000	2,483,915

Resideo Funding II LLC, 144A, 6.50%, 7/15/32	1,858,000	1,840,647

Veritiv Operating Co., 144A, 10.50%, 11/30/30	3,319,000	3,470,542

(Cost $13,302,407)		13,172,636

Entertainment — 2.7%

Allwyn Entertainment Financing UK PLC, 144A, 7.875%, 4/30/29	1,938,000	1,986,411

Banijay Entertainment SAS, 144A, 8.125%, 5/1/29	1,229,000	1,262,390

Brightstar Lottery PLC, 144A, 5.25%, 1/15/29	2,336,000	2,318,111

Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 144A, 5.75%, 1/15/33	2,493,000	2,426,089

Caesars Entertainment, Inc.

144A, 4.625%, 10/15/29	3,902,000	3,747,462

144A, 7.00%, 2/15/30	6,211,000	6,250,695

144A, 6.50%, 2/15/32	4,691,000	4,538,575

144A, 6.00%, 10/15/32 (a)	3,353,000	3,014,425

Churchill Downs, Inc.

144A, 4.75%, 1/15/28	2,177,000	2,163,036

144A, 5.75%, 4/1/30	3,704,000	3,707,078

144A, 6.75%, 5/1/31	1,847,000	1,876,511

Cinemark USA, Inc.

144A, 5.25%, 7/15/28	2,351,000	2,347,474

144A, 7.00%, 8/1/32	1,543,000	1,589,600

Great Canadian Gaming Corp./ Raptor LLC, 144A, 8.75%, 11/15/29	1,736,000	1,748,143

Light & Wonder International, Inc.

144A, 7.25%, 11/15/29	1,560,000	1,588,264

144A, 7.50%, 9/1/31	1,680,000	1,743,067

144A, 6.25%, 10/1/33	2,997,000	2,990,587

Live Nation Entertainment, Inc.

144A, 4.75%, 10/15/27	2,952,000	2,943,495

144A, 3.75%, 1/15/28	1,549,000	1,522,719

See Notes to Financial Statements.

DBX ETF Trust | 73

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC

144A, 8.25%, 4/15/30	2,311,000	2,413,650

144A, 11.875%, 4/15/31	2,361,000	2,568,161

Motion Bondco DAC, 144A, 6.625%, 11/15/27 (a)	1,458,000	1,375,222

Motion Finco Sarl, 144A, 8.375%, 2/15/32	1,258,000	947,459

Penn Entertainment, Inc.

144A, 4.125%, 7/1/29 (a)	1,243,000	1,192,695

144A, 6.75%, 4/1/31	2,021,000	2,029,215

Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.

144A, 5.625%, 9/1/29	2,392,000	1,755,417

144A, 5.875%, 9/1/31	2,298,000	1,544,256

Rivers Enterprise Borrower LLC, 144A, 6.25%, 10/15/30	1,832,000	1,857,655

Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 144A, 6.625%, 2/1/33	1,868,000	1,894,524

Six Flags Entertainment Corp., 144A, 7.25%, 5/15/31 (a)	2,751,000	2,719,970

Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp., 5.25%, 7/15/29 (a)	1,560,000	1,514,949

Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada’s Wonderland Co., 144A, 6.625%, 5/1/32 (a)	2,581,000	2,617,769

Six Flags Entertainment Corp./ Canada’s Wonderland Co/ Millennium Operations LLC, 144A, 8.625%, 1/15/32 (a)	3,002,000	3,045,859

Vail Resorts, Inc.

144A, 5.625%, 7/15/30	1,541,000	1,539,252

144A, 6.50%, 5/15/32	1,871,000	1,898,642

Voyager Parent LLC, 144A, 9.25%, 7/1/32	5,453,000	5,842,421

Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.

144A, 5.125%, 10/1/29	2,325,000	2,315,881

144A, 7.125%, 2/15/31	3,096,000	3,252,094

144A, 6.25%, 3/15/33	2,424,000	2,425,343

(Cost $96,669,333)		94,514,566

Food Service — 0.3%

Aramark Services, Inc., 144A, 5.00%, 2/1/28	3,573,000	3,571,661

TKC Holdings, Inc.

144A, 8.50%, 8/15/30	3,643,000	3,799,088

144A, 12.00%, 2/15/31	2,083,000	2,241,452

(Cost $9,521,062)		9,612,201

	Principal Amount $	Value $

Home Builders — 0.4%

Ashton Woods USA LLC / Ashton Woods Finance Co.

144A, 4.625%, 4/1/30	1,277,000	1,220,838

144A, 6.875%, 8/1/33	1,359,000	1,365,127

Beazer Homes USA, Inc., 144A, 8.00%, 1/15/32	1,208,000	1,238,939

Brookfield Residential Properties, Inc. / Brookfield Residential US LLC

144A, 6.25%, 9/15/27	1,916,000	1,917,032

144A, 4.875%, 2/15/30	1,558,000	1,469,925

Century Communities, Inc.

144A, 3.875%, 8/15/29	1,550,000	1,478,886

144A, 6.625%, 9/15/33	1,546,000	1,565,153

LGI Homes, Inc.

144A, 8.75%, 12/15/28	1,235,000	1,271,981

144A, 7.00%, 11/15/32 (a)	1,318,000	1,304,573

Mattamy Group Corp.

144A, 4.625%, 3/1/30	1,861,000	1,795,485

144A, 6.00%, 12/15/33	1,426,000	1,382,541

(Cost $16,235,526)		16,010,480

Home Furnishings — 0.5%

FXI Holdings, Inc., 144A, 11.00%, 11/15/30	2,596,000	2,193,620

Somnigroup International, Inc.

144A, 4.00%, 4/15/29	2,492,000	2,400,204

144A, 3.875%, 10/15/31	2,486,000	2,275,629

Whirlpool Corp.

4.75%, 2/26/29	2,232,000	2,120,035

6.125%, 6/15/30	1,857,000	1,746,280

144A, 7.50%, 7/1/31	3,090,000	3,101,646

6.50%, 6/15/33 (a)	1,851,000	1,601,602

144A, 7.875%, 7/1/34	3,176,000	3,114,930

(Cost $19,495,887)		18,553,946

Housewares — 0.5%

Cd&r Smokey Buyer, Inc. / Radio Systems Corp., 144A, 9.50%, 10/15/29	2,448,000	1,064,880

Central Garden & Pet Co.

4.125%, 10/15/30	1,535,000	1,456,296

144A, 4.125%, 4/30/31	1,239,000	1,165,122

Newell Brands, Inc.

144A, 8.50%, 6/1/28	3,897,000	4,064,618

6.625%, 9/15/29	1,635,000	1,668,880

6.375%, 5/15/30 (a)	2,265,000	2,300,839

144A, 6.25%, 8/15/31	1,900,000	1,905,693

6.625%, 5/15/32 (a)	1,541,000	1,577,402

Scotts Miracle-Gro Co.

4.50%, 10/15/29	1,297,000	1,275,871

4.00%, 4/1/31	1,439,000	1,341,581

See Notes to Financial Statements.

74 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

4.375%, 2/1/32	1,287,000	1,197,765

(Cost $20,555,752)		19,018,947

Leisure Time — 1.0%

Gaia Purchaser, Inc., 144A, 7.625%, 7/15/33	3,220,000	3,289,578

Life Time, Inc., 144A, 6.00%, 11/15/31	1,540,000	1,555,669

NCL Corp. Ltd.

144A, 7.75%, 2/15/29	1,844,000	1,920,788

144A, 5.875%, 1/15/31	4,002,000	3,840,381

144A, 6.75%, 2/1/32	5,623,000	5,474,172

144A, 6.25%, 9/15/33	2,575,000	2,410,180

Patrick Industries, Inc., 144A, 6.375%, 11/1/32	1,617,000	1,615,739

Sabre Financial Borrower LLC, 144A, 11.125%, 6/15/29	3,030,000	3,218,621

Sabre GLBL, Inc.

144A, 10.75%, 11/15/29	1,446,000	1,426,891

144A, 10.75%, 3/15/30	1,431,000	1,391,647

144A, 11.125%, 7/15/30	4,132,000	4,070,020

Viking Cruises Ltd., 144A, 5.875%, 10/15/33	5,151,000	5,100,233

(Cost $35,855,371)		35,313,919

Lodging — 2.3%

Boyd Gaming Corp.

4.75%, 12/1/27	3,045,000	3,037,809

144A, 4.75%, 6/15/31	2,916,000	2,801,130

Hilton Domestic Operating Co., Inc.

144A, 5.875%, 4/1/29	1,710,000	1,724,099

144A, 3.75%, 5/1/29	2,466,000	2,377,059

4.875%, 1/15/30	3,020,000	2,990,234

144A, 4.00%, 5/1/31	3,622,000	3,405,881

144A, 5.50%, 9/15/31	3,085,000	3,075,370

144A, 3.625%, 2/15/32	4,735,000	4,304,229

144A, 6.125%, 4/1/32	1,370,000	1,388,196

144A, 5.875%, 3/15/33	3,062,000	3,072,533

144A, 5.75%, 9/15/33	3,120,000	3,119,470

144A, 5.50%, 3/31/34	3,080,000	3,033,585

Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.

144A, 5.00%, 6/1/29	2,655,000	2,588,134

144A, 4.875%, 7/1/31 (a)	1,523,000	1,410,689

144A, 6.625%, 1/15/32	2,904,000	2,930,171

Marriott Ownership Resorts, Inc.

144A, 4.50%, 6/15/29	1,549,000	1,499,793

144A, 6.50%, 10/1/33	1,798,000	1,789,713

Melco Resorts Finance Ltd.

144A, 5.75%, 7/21/28	2,631,000	2,621,820

144A, 5.375%, 12/4/29	3,524,000	3,427,227

144A, 7.625%, 4/17/32	2,354,000	2,415,250

144A, 6.50%, 9/24/33	1,523,000	1,479,821

	Principal Amount $	Value $

MGM Resorts International

4.75%, 10/15/28	2,336,000	2,322,104

6.125%, 9/15/29	2,645,000	2,680,771

6.50%, 4/15/32 (a)	2,456,000	2,453,867

Station Casinos LLC

144A, 4.50%, 2/15/28	2,093,000	2,073,187

144A, 4.625%, 12/1/31 (a)	1,510,000	1,424,944

144A, 6.625%, 3/15/32	1,650,000	1,672,156

Studio City Finance Ltd., 144A, 5.00%, 1/15/29	3,720,000	3,586,597

Travel + Leisure Co.

144A, 4.50%, 12/1/29	2,023,000	1,958,954

144A, 6.25%, 6/1/31	2,928,000	2,951,418

144A, 6.125%, 9/1/33	1,645,000	1,623,432

Wyndham Hotels & Resorts, Inc.

144A, 4.375%, 8/15/28	1,543,000	1,516,231

144A, 5.625%, 3/1/33	1,989,000	1,950,661

(Cost $82,368,758)		80,706,535

Retail — 4.6%

1011778 BC ULC / New Red Finance, Inc.

144A, 3.875%, 1/15/28	4,826,000	4,749,942

144A, 4.375%, 1/15/28	2,285,000	2,263,468

144A, 3.50%, 2/15/29	2,564,000	2,469,607

144A, 6.125%, 6/15/29	3,705,000	3,752,302

144A, 5.625%, 9/15/29	1,544,000	1,551,357

144A, 4.00%, 10/15/30	8,909,000	8,417,119

Advance Auto Parts, Inc.

3.90%, 4/15/30	1,525,000	1,433,480

144A, 7.00%, 8/1/30	3,104,000	3,175,484

144A, 7.375%, 8/1/33	3,065,000	3,143,357

Asbury Automotive Group, Inc.

4.50%, 3/1/28	1,236,000	1,226,732

144A, 4.625%, 11/15/29	2,464,000	2,398,877

4.75%, 3/1/30	1,365,000	1,331,009

144A, 5.00%, 2/15/32	1,959,000	1,870,011

Bath & Body Works, Inc.

5.25%, 2/1/28	1,382,000	1,384,928

144A, 6.625%, 10/1/30	2,607,000	2,659,805

Ferrellgas LP / Ferrellgas Finance Corp.

144A, 5.875%, 4/1/29	2,500,000	2,472,360

144A, 9.25%, 1/15/31	2,169,000	2,298,624

Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.

144A, 4.625%, 1/15/29	3,130,000	3,051,848

144A, 6.75%, 1/15/30 (a)	3,762,000	3,685,124

FirstCash, Inc.

144A, 4.625%, 9/1/28	1,555,000	1,528,694

144A, 5.625%, 1/1/30	1,721,000	1,706,890

144A, 6.875%, 3/1/32	1,541,000	1,573,242

See Notes to Financial Statements.

DBX ETF Trust | 75

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 6.125%, 5/1/34	2,405,000	2,380,074

Gap, Inc.

144A, 3.625%, 10/1/29	2,296,000	2,173,180

144A, 3.875%, 10/1/31	2,364,000	2,170,778

Global Auto Holdings Ltd. / AAG FH UK Ltd.

144A, 8.375%, 1/15/29	1,785,000	1,789,821

144A, 8.75%, 1/15/32	1,576,000	1,546,488

Group 1 Automotive, Inc.

144A, 4.00%, 8/15/28	2,484,000	2,424,127

144A, 6.375%, 1/15/30	1,545,000	1,559,410

LBM Acquisition LLC

144A, 6.25%, 1/15/29 (a)	2,287,000	1,455,653

144A, 9.50%, 6/15/31 (a)	2,963,000	2,451,709

LCM Investments Holdings II LLC

144A, 4.875%, 5/1/29	3,077,000	3,011,745

144A, 8.25%, 8/1/31	2,767,000	2,875,937

Lithia Motors, Inc.

144A, 4.625%, 12/15/27	1,233,000	1,229,243

144A, 3.875%, 6/1/29	2,463,000	2,366,314

144A, 5.50%, 10/1/30	1,852,000	1,839,573

144A, 4.375%, 1/15/31	1,808,000	1,723,462

Macy’s Retail Holdings LLC

144A, 6.125%, 3/15/32 (a)	1,316,000	1,318,245

144A, 7.375%, 8/1/33	1,541,000	1,607,083

Michaels (The) Cos., Inc.

144A, 8.50%, 3/15/33	6,121,000	6,063,695

144A, 11.00%, 3/15/34 (a)	2,112,000	2,051,595

Murphy Oil USA, Inc.

4.75%, 9/15/29	1,558,000	1,533,781

144A, 3.75%, 2/15/31	1,551,000	1,450,994

144A, 5.875%, 6/1/34	1,600,000	1,588,187

Nordstrom, Inc.

4.375%, 4/1/30	1,533,000	1,459,598

4.25%, 8/1/31	1,386,000	1,282,500

Park River Holdings, Inc.

144A, 8.75%, 12/31/30 (a)	1,746,000	1,662,497

144A, 8.00%, 3/15/31	2,416,000	2,430,680

PetSmart LLC / PetSmart Finance Corp.

144A, 7.50%, 9/15/32	6,108,000	6,170,161

144A, 10.00%, 9/15/33	2,284,000	2,282,594

QXO Building Products, Inc.

144A, 6.50%, 7/15/31	4,601,000	4,655,055

144A, 6.75%, 4/30/32	7,046,000	7,212,384

144A, 6.875%, 7/15/34	4,695,000	4,753,260

Sonic Automotive, Inc.

144A, 4.625%, 11/15/29	1,981,000	1,940,355

144A, 4.875%, 11/15/31	1,555,000	1,490,544

Staples, Inc.

144A, 10.75%, 9/1/29	7,705,000	7,406,638

144A, 12.75%, 1/15/30	2,602,624	2,075,157

	Principal Amount $	Value $

Suburban Propane Partners LP/ Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	1,962,000	1,857,859

Victra Holdings LLC / Victra Finance Corp., 144A, 8.75%, 9/15/29 (a)	1,511,000	1,549,874

Yum! Brands, Inc.

144A, 4.75%, 1/15/30	2,494,000	2,453,780

3.625%, 3/15/31	3,271,000	3,027,788

4.625%, 1/31/32	3,413,000	3,253,524

5.375%, 4/1/32	3,110,000	3,076,576

(Cost $168,232,990)		164,796,178

Consumer, Non-cyclical —17.6%

Agriculture — 0.1%

Darling Ingredients, Inc., 144A, 6.00%, 6/15/30

(Cost $3,101,762)	3,090,000	3,108,528

Beverages — 0.1%

Primo Water Holdings, Inc. / Triton Water Holdings, Inc.

144A, 6.25%, 4/1/29	2,065,000	2,073,361

144A, 4.375%, 4/30/29	2,312,000	2,269,306

(Cost $4,374,852)		4,342,667

Biotechnology — 0.3%

BioMarin Pharmaceutical, Inc., 144A, 5.50%, 2/15/34	2,634,000	2,575,806

Genmab A/S/Genmab Finance LLC

144A, 6.25%, 12/15/32	4,831,000	4,905,079

144A, 7.25%, 12/15/33	3,030,000	3,158,648

(Cost $10,796,658)		10,639,533

Commercial Services — 5.6%

ADT Security (The) Corp.

144A, 4.125%, 8/1/29	3,102,000	2,989,194

144A, 5.875%, 10/15/33	3,055,000	2,990,788

Albion Financing 1 Sarl / Aggreko Holdings, Inc., 144A, 7.00%, 5/21/30	4,229,000	4,375,852

Allied Universal Holdco LLC, 144A, 7.875%, 2/15/31	7,277,000	7,571,908

Allied Universal Holdco LLC / Allied Universal Finance Corp.

144A, 6.00%, 6/1/29 (a)	2,950,000	2,947,051

144A, 6.875%, 6/15/30	3,246,000	3,323,664

Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	3,822,000	3,768,446

APi Group DE, Inc., 144A, 5.75%, 6/1/34	1,660,000	1,632,293

See Notes to Financial Statements.

76 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Avis Budget Car Rental LLC / Avis Budget Finance, Inc.

144A, 4.75%, 4/1/28	1,613,000	1,598,834

144A, 5.375%, 3/1/29 (a)	1,968,000	1,935,290

144A, 8.25%, 1/15/30 (a)	2,132,000	2,191,331

144A, 8.00%, 2/15/31 (a)	2,451,000	2,485,596

144A, 8.375%, 6/15/32 (a)	1,827,000	1,863,555

Belron UK Finance PLC, 144A, 5.75%, 10/15/29	3,354,000	3,369,043

Block, Inc.

144A, 5.625%, 8/15/30	3,858,000	3,866,094

3.50%, 6/1/31	3,120,000	2,860,129

6.50%, 5/15/32	6,110,000	6,207,261

144A, 6.00%, 8/15/33	3,120,000	3,116,480

Brink’s Co.

144A, 4.625%, 10/15/27	1,838,000	1,827,885

144A, 6.50%, 6/15/29	1,253,000	1,273,682

144A, 6.75%, 6/15/32	1,238,000	1,257,182

Carrix, Inc., 144A, 6.125%, 8/1/33	7,938,000	7,951,053

Clarivate Science Holdings Corp.

144A, 3.875%, 7/1/28	2,652,000	2,583,939

144A, 4.875%, 7/1/29	2,766,000	2,604,693

EquipmentShare.com, Inc.

144A, 9.00%, 5/15/28	3,173,000	3,243,631

144A, 8.625%, 5/15/32	1,877,000	1,954,165

144A, 8.00%, 3/15/33 (a)	1,551,000	1,592,624

144A, 7.125%, 7/1/34	4,225,000	4,163,330

Garda World Security Corp.

144A, 7.75%, 2/15/28	1,461,000	1,487,295

144A, 6.00%, 6/1/29 (a)	1,565,000	1,547,775

144A, 6.50%, 1/15/31	2,069,000	2,100,778

144A, 8.25%, 8/1/32	2,366,000	2,421,431

144A, 8.375%, 11/15/32	3,030,000	3,101,475

GEO Group, Inc.

8.625%, 4/15/29	1,962,000	2,041,306

10.25%, 4/15/31	1,967,000	2,117,086

Herc Holdings, Inc.

144A, 6.625%, 6/15/29	2,754,000	2,810,319

144A, 7.00%, 6/15/30	5,099,000	5,278,582

144A, 5.75%, 3/15/31	1,851,000	1,847,791

144A, 7.25%, 6/15/33 (a)	3,393,000	3,511,806

144A, 6.00%, 3/15/34 (a)	1,831,000	1,807,152

Hertz Corp.

144A, 12.625%, 7/15/29 (a)	3,916,000	2,639,120

144A, 5.00%, 12/1/29	3,070,000	1,020,069

ION Platform Finance US, Inc., 144A, 7.875%, 9/30/32	4,699,000	3,717,323

Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 3.375%, 8/31/27	3,030,000	2,975,409

Raven Acquisition Holdings LLC, 144A, 6.875%, 11/15/31	3,989,000	3,977,528

	Principal Amount $	Value $

RR Donnelley & Sons Co.

144A, 9.50%, 8/1/29	3,131,000	3,264,717

144A, 10.875%, 8/1/29	1,714,000	1,778,427

Service Corp. International

4.625%, 12/15/27	1,686,000	1,680,658

5.125%, 6/1/29	2,412,000	2,400,247

3.375%, 8/15/30	2,627,000	2,439,756

4.00%, 5/15/31	2,535,000	2,384,066

5.75%, 10/15/32	2,492,000	2,494,321

Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 144A, 6.75%, 8/15/32	5,249,000	5,188,163

Sotheby’s, 144A, 8.25%, 4/15/31	2,600,000	2,635,134

Synergy Infrastructure Holdings LLC

144A, 7.875%, 12/1/30	1,650,000	1,737,501

144A, 7.00%, 7/15/34	1,503,000	1,529,872

United Rentals North America, Inc.

3.875%, 11/15/27	2,294,000	2,268,498

4.875%, 1/15/28	5,086,000	5,069,923

5.25%, 1/15/30	2,264,000	2,256,196

4.00%, 7/15/30	2,285,000	2,177,680

3.875%, 2/15/31	3,637,000	3,411,244

3.75%, 1/15/32	2,434,000	2,233,810

144A, 5.375%, 11/15/33	4,645,000	4,527,803

144A, 6.125%, 3/15/34	3,422,000	3,481,935

Valvoline, Inc.

144A, 3.625%, 6/15/31	1,650,000	1,514,037

144A, 6.125%, 8/15/34	1,900,000	1,898,352

Wand NewCo 3, Inc., 144A, 7.625%, 1/30/32	3,752,000	3,821,084

Williams Scotsman, Inc.

144A, 4.625%, 8/15/28	1,545,000	1,533,953

144A, 6.625%, 6/15/29	1,521,000	1,548,950

144A, 6.625%, 4/15/30	1,526,000	1,563,189

144A, 7.375%, 10/1/31	1,351,000	1,398,554

(Cost $204,313,077)		198,185,308

Cosmetics/Personal Care — 0.6%

Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC

144A, 6.625%, 7/15/30	2,320,000	2,326,876

144A, 5.60%, 1/15/31	2,860,000	2,784,529

Edgewell Personal Care Co.

144A, 5.50%, 6/1/28	2,291,000	2,294,334

144A, 4.125%, 4/1/29	1,551,000	1,503,603

Opal Bidco SAS, 144A, 6.50%, 3/31/32	3,480,000	3,515,096

Perrigo Finance Unlimited Co.

5.15%, 6/15/30	2,322,000	2,244,157

Series USD, 6.125%, 9/30/32	2,258,000	2,216,574

See Notes to Financial Statements.

DBX ETF Trust | 77

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Prestige Brands, Inc.

144A, 3.75%, 4/1/31	1,858,000	1,715,752

144A, 6.25%, 7/15/34	1,240,000	1,246,065

(Cost $20,200,809)		19,846,986

Food — 2.6%

Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A, 5.625%, 3/31/32	3,892,000	3,748,162

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC

144A, 6.50%, 2/15/28	2,312,000	2,329,070

144A, 3.50%, 3/15/29	4,126,000	3,923,387

144A, 4.875%, 2/15/30	2,993,000	2,884,236

144A, 5.50%, 3/31/31	2,414,000	2,341,742

144A, 6.25%, 3/15/33	2,067,000	2,029,702

144A, 5.75%, 3/31/34 (a)	5,135,000	4,833,820

B&G Foods, Inc.

144A, 8.00%, 9/15/28 (a)	2,664,000	2,641,706

144A, 11.00%, 6/15/31	1,447,000	1,266,362

Chobani LLC / Chobani Finance Corp., Inc.

144A, 4.625%, 11/15/28	1,556,000	1,542,570

144A, 7.625%, 7/1/29	1,350,000	1,390,387

144A, 6.375%, 4/15/34	2,496,000	2,523,124

KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.

144A, 7.125%, 4/30/33	2,299,000	2,350,962

144A, 7.00%, 8/15/34	2,300,000	2,322,752

Lamb Weston Holdings, Inc.

144A, 4.875%, 5/15/28	1,531,000	1,523,137

144A, 4.125%, 1/31/30	3,139,000	3,010,977

144A, 4.375%, 1/31/32	2,183,000	2,057,729

Performance Food Group, Inc.

144A, 4.25%, 8/1/29	3,118,000	3,034,465

144A, 6.125%, 9/15/32	3,020,000	3,030,045

144A, 5.625%, 3/1/34	3,372,000	3,277,448

Pilgrim’s Pride Corp.

3.50%, 3/1/32	2,901,000	2,628,362

6.25%, 7/1/33	2,090,000	2,162,180

6.875%, 5/15/34	1,510,000	1,616,743

Post Holdings, Inc.

144A, 4.625%, 4/15/30	4,209,000	4,059,190

144A, 4.50%, 9/15/31	3,032,000	2,819,314

144A, 6.25%, 2/15/32	3,050,000	3,079,345

144A, 6.375%, 3/1/33	3,666,000	3,604,447

144A, 6.25%, 10/15/34	3,864,000	3,727,052

144A, 6.50%, 3/15/36	4,148,000	4,022,273

US Foods, Inc.

144A, 6.875%, 9/15/28	1,544,000	1,574,303

144A, 4.75%, 2/15/29	2,782,000	2,747,122

	Principal Amount $	Value $

144A, 4.625%, 6/1/30	1,526,000	1,490,280

144A, 7.25%, 1/15/32	1,545,000	1,597,287

144A, 5.75%, 4/15/33	1,652,000	1,645,005

Viking Baked Goods Acquisition Corp., 144A, 8.625%, 11/1/31	3,750,000	3,763,313

(Cost $94,961,364)		92,597,999

Healthcare-Products — 0.6%

Avantor Funding, Inc.

144A, 4.625%, 7/15/28	4,682,000	4,645,400

144A, 3.875%, 11/1/29	2,585,000	2,490,867

Bausch + Lomb Corp., 144A, 8.375%, 10/1/28	3,968,000	4,075,255

Medline Borrower LP, 144A, 5.25%, 10/1/29	7,751,000	7,711,106

Teleflex, Inc.

144A, 4.25%, 6/1/28	1,548,000	1,522,434

144A, 5.875%, 1/15/32	1,550,000	1,553,312

(Cost $22,090,751)		21,998,374

Healthcare-Services — 5.7%

Acadia Healthcare Co., Inc.

144A, 5.50%, 7/1/28	1,401,000	1,399,699

144A, 5.00%, 4/15/29	1,497,000	1,471,995

144A, 7.375%, 3/15/33 (a)	1,670,000	1,742,827

Centene Corp.

2.45%, 7/15/28	6,672,000	6,359,149

4.625%, 12/15/29	10,298,000	10,046,315

3.375%, 2/15/30	6,163,000	5,727,323

3.00%, 10/15/30	6,815,000	6,150,394

2.50%, 3/1/31	6,945,000	6,067,201

2.625%, 8/1/31	4,117,000	3,588,138

Charles River Laboratories International, Inc.

144A, 4.25%, 5/1/28	1,554,000	1,537,881

144A, 3.75%, 3/15/29	1,531,000	1,477,821

144A, 4.00%, 3/15/31	1,515,000	1,427,017

CHS/Community Health Systems, Inc.

144A, 6.00%, 1/15/29	1,500,000	1,483,635

144A, 6.875%, 4/15/29 (a)	5,696,000	5,469,762

144A, 6.125%, 4/1/30 (a)	4,814,000	4,118,824

144A, 5.25%, 5/15/30	5,316,000	4,966,694

144A, 4.75%, 2/15/31	2,215,000	2,019,303

144A, 10.875%, 1/15/32	4,768,000	5,065,371

144A, 9.75%, 1/15/34 (a)	6,432,000	6,568,923

DaVita, Inc.

144A, 4.625%, 6/1/30	8,576,000	8,291,676

144A, 3.75%, 2/15/31	4,745,000	4,386,239

144A, 6.875%, 9/1/32	3,100,000	3,176,886

144A, 6.75%, 7/15/33	3,120,000	3,194,609

Encompass Health Corp.

4.50%, 2/1/28	1,208,000	1,200,662

4.75%, 2/1/30	2,417,000	2,383,352

See Notes to Financial Statements.

78 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

4.625%, 4/1/31	1,242,000	1,205,893

144A, 5.875%, 6/1/34	1,950,000	1,942,033

Global Medical Response, Inc., 144A, 7.375%, 10/1/32	3,120,000	3,235,440

IQVIA, Inc.

144A, 6.50%, 5/15/30	1,535,000	1,565,505

144A, 6.25%, 6/1/32	6,190,000	6,309,836

LifePoint Health, Inc.

144A, 5.375%, 1/15/29 (a)	1,573,000	1,525,651

144A, 9.875%, 8/15/30	2,466,000	2,595,648

144A, 8.375%, 2/15/32	2,253,000	2,281,933

144A, 10.00%, 6/1/32	2,526,000	2,450,375

144A, 7.00%, 5/1/34	4,631,000	4,357,232

Molina Healthcare, Inc.

144A, 4.375%, 6/15/28	2,541,000	2,507,533

144A, 3.875%, 11/15/30	2,080,000	1,932,179

144A, 6.50%, 2/15/31	2,617,000	2,662,067

144A, 3.875%, 5/15/32	2,412,000	2,184,340

144A, 6.25%, 1/15/33	2,314,000	2,303,164

MPH Acquisition Holdings LLC, 144A, 5.75%, 12/31/30	2,412,000	2,070,244

National Mentor Holdings, Inc., 144A, 10.50%, 12/15/30	3,963,000	4,221,122

Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/29	4,928,000	5,113,593

Radiology Partners, Inc., 144A, 8.50%, 7/15/32	2,718,000	2,784,118

Star Parent, Inc., 144A, 9.00%, 10/1/30	2,982,000	3,134,019

Surgery Center Holdings, Inc., 144A, 7.25%, 4/15/32 (a)	3,875,000	3,901,792

Team Health Holdings, Inc., 144A, 8.375%, 6/30/28	1,350,000	1,350,999

Tenet Healthcare Corp.

5.125%, 11/1/27	4,833,000	4,834,520

4.625%, 6/15/28	1,867,000	1,856,815

6.125%, 10/1/28	5,449,000	5,456,569

4.25%, 6/1/29	4,174,000	4,068,235

4.375%, 1/15/30	4,693,000	4,546,411

6.125%, 6/15/30	6,031,000	6,080,044

6.75%, 5/15/31	4,165,000	4,255,664

144A, 5.50%, 11/15/32	4,757,000	4,696,847

144A, 6.00%, 11/15/33 (a)	2,355,000	2,363,172

US Acute Care Solutions LLC, 144A, 9.75%, 5/15/29	3,135,000	3,076,958

(Cost $205,199,466)		202,191,647

Household Products/Wares — 0.0%

Kronos Acquisition Holdings, Inc.

144A, 8.25%, 6/30/31	1,775,000	1,386,718

144A, 10.75%, 6/30/32	1,355,000	543,694

(Cost $2,738,228)		1,930,412

	Principal Amount $	Value $

Pharmaceuticals — 2.0%

1261229 BC Ltd., 144A, 10.00%, 4/15/32	18,493,000	19,263,233

Accendra Health, Inc.

144A, 9.00%, 6/15/32 (a)	1,680,000	1,425,547

144A, 9.75%, 6/15/33	1,480,000	680,800

Adapthealth LLC

144A, 4.625%, 8/1/29	1,551,000	1,466,180

144A, 5.125%, 3/1/30	1,861,000	1,743,864

Bausch Health Cos., Inc.

144A, 5.00%, 1/30/28	1,312,000	1,218,109

144A, 4.875%, 6/1/28	2,572,000	2,454,653

144A, 11.00%, 9/30/28	2,812,000	2,971,722

144A, 5.00%, 2/15/29	1,384,000	1,091,007

144A, 6.25%, 2/15/29	2,780,000	2,296,975

144A, 5.25%, 1/30/30	2,418,000	1,724,779

144A, 5.25%, 2/15/31	1,416,000	912,428

Endo Finance Holdings LP, 144A, 8.50%, 4/15/31	3,082,000	3,250,474

Gainwell Acquisition Corp., 144A, 9.00%, 9/1/31	5,625,000	5,862,723

Grifols SA, 144A, 4.75%, 10/15/28	2,287,000	2,255,766

HLF Financing Sarl LLC / Herbalife International, Inc.

144A, 4.875%, 6/1/29	1,818,000	1,714,328

144A, 7.75%, 5/1/33	2,505,000	2,532,376

Jazz Securities DAC, 144A, 4.375%, 1/15/29	4,632,000	4,548,910

Organon & Co. / Organon Foreign Debt Co.-Issuer BV

144A, 4.125%, 4/30/28	6,521,000	6,458,627

144A, 5.125%, 4/30/31	4,842,000	4,841,165

144A, 6.75%, 5/15/34	1,623,000	1,703,496

144A, 7.875%, 5/15/34	1,549,000	1,661,174

(Cost $67,437,783)		72,078,336

Diversified — 0.1%

Holding Companies-Diversified — 0.1%

Stena International SA

144A, 7.25%, 1/15/31	2,682,000	2,755,329

144A, 7.625%, 2/15/31	1,179,000	1,222,531

(Cost $3,993,906)		3,977,860

Energy — 10.6%

Oil & Gas — 4.9%

Aethon United BR LP / Aethon United Finance Corp., 144A, 7.50%, 10/1/29	3,160,000	3,288,653

Ascent Resources Utica Holdings LLC / ARU Finance Corp.

144A, 5.875%, 6/30/29	1,548,000	1,548,918

144A, 6.625%, 10/15/32	1,803,000	1,825,528

144A, 6.625%, 7/15/33	1,686,000	1,703,562

See Notes to Financial Statements.

DBX ETF Trust | 79

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

California Resources Corp.

144A, 7.00%, 1/15/34	2,559,000	2,559,989

144A, 7.25%, 1/15/35	1,700,000	1,704,944

Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 9.75%, 2/15/31	1,716,000	1,860,235

Caturus Energy LLC

144A, 8.50%, 2/15/30	1,565,000	1,634,004

144A, 7.125%, 5/15/31	2,047,000	2,052,226

Chord Energy Corp.

144A, 6.00%, 10/1/30	2,252,000	2,279,713

144A, 6.75%, 3/15/33	2,530,000	2,588,180

CNX Resources Corp.

144A, 7.375%, 1/15/31	1,565,000	1,603,465

144A, 7.25%, 3/1/32	1,989,000	2,048,371

144A, 5.875%, 3/1/34	1,523,000	1,485,850

Comstock Resources, Inc.

144A, 6.75%, 3/1/29	3,787,000	3,757,681

144A, 6.75%, 3/1/29	1,208,000	1,195,343

144A, 5.875%, 1/15/30	2,915,000	2,799,945

Crescent Energy Finance LLC

144A, 7.625%, 4/1/32	3,333,000	3,428,634

144A, 7.875%, 4/15/32	3,270,000	3,380,121

144A, 7.375%, 1/15/33 (a)	3,070,000	3,136,923

144A, 8.375%, 1/15/34	1,977,000	2,087,425

CVR Energy, Inc.

144A, 7.50%, 2/15/31	1,931,000	1,990,367

144A, 7.875%, 2/15/34	1,218,000	1,264,506

Hilcorp Energy I LP / Hilcorp Finance Co.

144A, 6.25%, 11/1/28	1,902,000	1,914,125

144A, 5.75%, 2/1/29	1,891,000	1,898,220

144A, 6.00%, 4/15/30	1,620,000	1,619,325

144A, 6.00%, 2/1/31	2,122,000	2,096,097

144A, 6.25%, 4/15/32	1,613,000	1,585,479

144A, 8.375%, 11/1/33	1,962,000	2,081,625

144A, 7.25%, 2/15/35	3,020,000	3,045,516

Ithaca Energy North Sea PLC, 144A, 8.125%, 10/15/29	2,265,000	2,354,202

Kosmos Energy Ltd.

144A, 7.50%, 3/1/28	1,301,000	1,300,863

144A, 8.75%, 10/1/31	1,567,000	1,417,101

Leviathan Bond Ltd., 144A, REGS, 6.75%, 6/30/30	1,666,523	1,708,976

Matador Resources Co.

144A, 6.50%, 4/15/32	2,741,000	2,770,501

144A, 6.25%, 4/15/33	2,272,000	2,272,917

144A, 6.00%, 4/15/34	2,334,000	2,287,042

Medco Cypress Tree Pte Ltd., 144A, 8.625%, 5/19/30	1,795,000	1,875,115

Medco Maple Tree Pte Ltd., 144A, 8.96%, 4/27/29	1,447,000	1,487,541

	Principal Amount $	Value $

Murphy Oil Corp.

6.00%, 10/1/32 (a)	1,851,000	1,846,956

6.50%, 2/15/34	1,565,000	1,560,763

Nabors Industries, Inc., 144A, 7.625%, 11/15/32	2,101,000	2,167,927

Noble Finance II LLC

144A, 8.00%, 4/15/30	3,572,000	3,695,341

144A, 6.25%, 6/15/34	2,436,000	2,392,029

Northern Oil & Gas, Inc.

144A, 8.75%, 6/15/31	1,534,000	1,598,844

144A, 7.875%, 10/15/33	2,197,000	2,261,236

PBF Holding Co. LLC / PBF Finance Corp.

144A, 9.875%, 3/15/30 (a)	2,688,000	2,871,580

144A, 7.875%, 9/15/30	1,510,000	1,565,527

144A, 7.25%, 6/1/34	1,550,000	1,594,556

Pluspetrol SA

144A, 8.125%, 5/18/31	1,500,000	1,545,315

144A, 8.50%, 5/30/32	2,000,000	2,086,000

Puma International Financing SA, 144A, 7.75%, 4/25/29	1,752,000	1,804,685

SM Energy Co.

144A, 8.375%, 7/1/28	998,000	1,021,704

6.50%, 7/15/28	1,272,000	1,275,462

144A, 6.75%, 8/1/29	2,272,000	2,324,704

144A, 8.625%, 11/1/30	3,260,000	3,426,433

144A, 8.75%, 7/1/31	4,215,000	4,411,588

144A, 7.00%, 8/1/32	2,296,000	2,349,038

144A, 9.625%, 6/15/33	2,572,000	2,836,528

144A, 6.625%, 4/15/34	2,982,000	3,002,588

Sunoco LP

144A, 7.00%, 5/1/29	2,264,000	2,324,222

144A, 4.50%, 10/1/29	2,384,000	2,326,445

144A, 4.625%, 5/1/30	2,430,000	2,353,900

144A, 5.625%, 3/15/31	3,315,000	3,294,029

144A, 5.375%, 7/15/31	1,827,000	1,803,046

144A, 7.25%, 5/1/32	2,264,000	2,342,423

144A, 6.625%, 8/15/32	1,488,000	1,512,909

144A, 6.25%, 7/1/33	3,230,000	3,248,676

144A, 5.875%, 3/15/34	2,827,000	2,787,440

144A, 5.625%, 7/15/34	1,877,000	1,823,953

Sunoco LP / Sunoco Finance Corp.

144A, 7.00%, 9/15/28	1,523,000	1,554,940

4.50%, 5/15/29	2,405,000	2,353,496

4.50%, 4/30/30	2,404,000	2,340,338

Talos Production, Inc.

144A, 9.375%, 2/1/31 (a)	1,894,000	2,008,964

144A, 8.00%, 7/15/34	2,450,000	2,534,674

TGNR Intermediate Holdings LLC, 144A, 5.50%, 10/15/29	2,201,000	2,180,147

Transocean International Ltd. 144A, 8.25%, 5/15/29	2,768,000	2,877,865

See Notes to Financial Statements.

80 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 8.50%, 5/15/31 (a)	2,798,000	2,942,992

144A, 7.875%, 10/15/32	1,563,000	1,641,977

(Cost $173,475,345)		174,830,468

Oil & Gas Services — 0.7%

Archrock Partners LP / Archrock Partners Finance Corp., 144A, 6.625%, 9/1/32	2,087,000	2,126,298

Archrock Services LP / Archrock Partners Finance Corp., 144A, 6.00%, 2/1/34	2,676,000	2,639,004

Kodiak Gas Services LLC

144A, 5.875%, 4/1/31	3,341,000	3,332,575

144A, 6.50%, 10/1/33	2,376,000	2,399,848

144A, 6.75%, 10/1/35	1,916,000	1,954,303

USA Compression Partners LP / USA Compression Finance Corp.

144A, 7.125%, 3/15/29	3,070,000	3,146,550

144A, 6.25%, 10/1/33	2,451,000	2,431,019

WBI Operating LLC

144A, 6.25%, 10/15/30	2,592,000	2,606,808

144A, 6.50%, 10/15/33	2,353,000	2,361,577

Weatherford International Ltd., 144A, 6.75%, 10/15/33	3,624,000	3,698,230

(Cost $26,789,228)		26,696,212

Pipelines — 5.0%

Antero Midstream Partners LP / Antero Midstream Finance Corp.

144A, 5.375%, 6/15/29	2,314,000	2,318,836

144A, 6.625%, 2/1/32	1,811,000	1,851,306

144A, 5.75%, 10/15/33	1,983,000	1,958,928

144A, 5.75%, 7/1/34	1,818,000	1,785,031

Blue Racer Midstream LLC / Blue Racer Finance Corp.

144A, 7.00%, 7/15/29	1,521,000	1,566,212

144A, 7.25%, 7/15/32	1,765,000	1,825,515

Buckeye Partners LP

4.125%, 12/1/27	1,208,000	1,190,494

144A, 4.50%, 3/1/28	1,597,000	1,573,918

144A, 6.875%, 7/1/29	1,868,000	1,914,999

144A, 6.75%, 2/1/30	1,563,000	1,610,621

CQP Holdco LP / BIP-V Chinook Holdco LLC

144A, 5.50%, 6/15/31	4,279,000	4,187,180

144A, 7.50%, 12/15/33	1,526,000	1,601,862

Delek Logistics Partners LP / Delek Logistics Finance Corp.

144A, 8.625%, 3/15/29	1,969,000	2,041,705

144A, 7.375%, 6/30/33	2,321,000	2,389,681

144A, 6.875%, 6/1/34	2,436,000	2,458,248

Genesis Energy LP / Genesis Energy Finance Corp.

8.25%, 1/15/29	1,818,000	1,873,285

	Principal Amount $	Value $

8.875%, 4/15/30	1,551,000	1,621,057

7.875%, 5/15/32	2,521,000	2,617,968

8.00%, 5/15/33	2,018,000	2,117,947

6.75%, 3/15/34	2,248,000	2,264,044

Global Partners LP / GLP Finance Corp.

144A, 8.25%, 1/15/32	1,442,000	1,508,521

144A, 7.125%, 7/1/33	1,560,000	1,604,912

Golar LNG Ltd., 144A, 7.50%, 10/2/30	1,810,000	1,856,347

Harvest Midstream I LP

144A, 7.50%, 5/15/32	1,586,000	1,646,585

144A, 6.75%, 5/15/34	3,036,000	3,081,919

Hess Midstream Operations LP

144A, 5.875%, 3/1/28	2,601,000	2,630,659

144A, 5.125%, 6/15/28	1,746,000	1,742,525

144A, 6.50%, 6/1/29	1,881,000	1,920,866

144A, 4.25%, 2/15/30	2,284,000	2,199,635

144A, 5.50%, 10/15/30	1,340,000	1,338,720

Howard Midstream Energy Partners LLC

144A, 7.375%, 7/15/32	1,868,000	1,929,474

144A, 6.625%, 1/15/34	2,462,000	2,484,259

144A, 6.625%, 1/15/35	1,950,000	1,960,752

ITT Holdings LLC, 144A, 6.50%, 8/1/29	3,696,000	3,686,254

NGL Energy Operating LLC / NGL Energy Finance Corp.

144A, 8.125%, 2/15/29	2,870,000	2,961,585

144A, 8.375%, 2/15/32	3,869,000	4,057,525

NuStar Logistics LP, 6.375%, 10/1/30	1,951,000	2,000,762

Rockies Express Pipeline LLC

144A, 4.95%, 7/15/29	1,680,000	1,662,112

144A, 6.75%, 3/15/33	1,509,000	1,539,793

Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.

144A, 5.50%, 1/15/28	2,257,000	2,257,894

144A, 7.375%, 2/15/29	2,410,000	2,477,740

144A, 6.00%, 12/31/30	2,189,000	2,195,617

144A, 6.00%, 9/1/31	1,409,000	1,393,943

144A, 6.75%, 3/15/34	2,313,000	2,332,061

Venture Global Calcasieu Pass LLC

144A, 3.875%, 8/15/29	3,965,000	3,800,918

144A, 6.25%, 1/15/30	3,030,000	3,095,505

144A, 4.125%, 8/15/31	4,052,000	3,788,403

144A, 3.875%, 11/1/33	3,926,000	3,489,558

144A, 6.00%, 5/1/36	2,265,000	2,256,866

Venture Global LNG, Inc.

144A, 9.50%, 2/1/29	9,461,000	10,179,213

144A, 7.00%, 1/15/30	4,645,000	4,782,244

144A, 8.375%, 6/1/31	7,008,000	7,289,988

See Notes to Financial Statements.

DBX ETF Trust | 81

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 9.875%, 2/1/32	6,060,000	6,462,584

144A, 6.375%, 12/15/34	3,498,000	3,472,908

144A, 6.625%, 6/15/36	3,598,000	3,613,907

Venture Global Plaquemines LNG LLC

144A, 6.125%, 12/15/30	5,452,000	5,568,575

144A, 7.50%, 5/1/33	3,887,000	4,224,322

144A, 6.50%, 1/15/34	6,110,000	6,321,296

144A, 6.50%, 6/15/34	3,934,000	4,069,825

144A, 7.75%, 5/1/35	3,907,000	4,347,096

144A, 6.75%, 1/15/36	6,203,000	6,532,782

(Cost $176,818,453)		176,535,287

Financial — 13.4%

Banks — 0.1%

Banco Votorantim SA, 144A, 5.875%, 4/8/28	1,901,000	1,921,055

Freedom Mortgage Corp., 144A, 12.25%, 10/1/30	1,501,000	1,601,522

(Cost $3,535,472)		3,522,577

Diversified Financial Services — 5.5%

Ally Financial, Inc., 6.70%, 2/14/33	1,610,000	1,639,589

Aretec Group, Inc.

144A, 7.50%, 4/1/29	1,279,000	1,279,663

144A, 10.00%, 8/15/30	1,809,000	1,907,359

Azorra Finance Ltd.

144A, 7.75%, 4/15/30	1,660,000	1,724,368

144A, 7.25%, 1/15/31	1,810,000	1,874,548

144A, 6.25%, 2/15/34	1,318,000	1,304,794

Bread Financial Holdings, Inc., 144A, 6.75%, 5/15/31	1,559,000	1,594,176

Burford Capital Global Finance LLC

144A, 9.25%, 7/1/31	2,096,000	2,090,456

144A, 7.50%, 7/15/33 (a)	1,599,000	1,415,451

144A, 8.50%, 1/15/34	1,510,000	1,370,884

Coinbase Global, Inc.

144A, 3.375%, 10/1/28	3,065,000	2,926,056

144A, 3.625%, 10/1/31	2,444,000	2,159,909

Credit Acceptance Corp.

144A, 9.25%, 12/15/28	1,778,000	1,841,720

144A, 6.625%, 3/15/30	1,601,000	1,611,006

CrossCountry Intermediate HoldCo LLC

144A, 6.50%, 10/1/30	2,908,000	2,834,312

144A, 6.75%, 12/1/32	2,006,000	1,922,642

CrossCountry Intermediate HoldCo. LLC, 144A, 7.75%, 8/15/31	2,200,000	2,203,948

Encore Capital Group, Inc.

144A, 8.50%, 5/15/30	1,504,000	1,595,777

144A, 6.625%, 4/15/31	1,661,000	1,668,906

	Principal Amount $	Value $

144A, 6.625%, 6/1/32	2,348,000	2,356,501

Enova International, Inc.

144A, 11.25%, 12/15/28	1,227,000	1,283,734

144A, 9.125%, 8/1/29	1,510,000	1,579,697

Focus Financial Partners LLC

144A, 6.75%, 9/15/31	3,152,000	3,137,753

144A, 7.25%, 9/15/31	1,850,000	1,871,746

Freedom Mortgage Holdings LLC

144A, 9.25%, 2/1/29	3,409,000	3,526,467

144A, 6.875%, 5/1/31	2,420,000	2,321,886

144A, 9.125%, 5/15/31	2,231,000	2,305,002

144A, 8.00%, 2/1/32	1,640,000	1,621,727

144A, 8.375%, 4/1/32	1,974,000	1,984,670

144A, 7.875%, 4/1/33	1,594,000	1,535,549

GGAM Finance Ltd.

144A, 8.00%, 6/15/28	2,034,000	2,106,404

144A, 6.875%, 4/15/29	1,288,000	1,312,164

144A, 5.875%, 3/15/30 (a)	1,258,000	1,266,217

goeasy Ltd.

144A, 9.25%, 12/1/28	1,768,000	1,776,745

144A, 7.625%, 7/1/29	1,848,000	1,770,349

144A, 6.875%, 5/15/30	1,238,000	1,125,845

144A, 7.375%, 10/1/30 (a)	1,291,000	1,198,415

144A, 6.875%, 2/15/31 (a)	1,459,000	1,305,068

Jefferies Finance LLC / JFIN Co.- Issuer Corp.

144A, 5.00%, 8/15/28	2,922,000	2,831,984

144A, 6.625%, 10/15/31	1,533,000	1,520,993

Jefferson Capital Holdings LLC

144A, 9.50%, 2/15/29	1,398,000	1,463,878

144A, 8.25%, 5/15/30	1,831,000	1,918,350

LD Holdings Group LLC, 144A, 6.125%, 4/1/28	1,521,000	1,232,177

Navient Corp.

4.875%, 3/15/28	1,564,000	1,546,627

5.50%, 3/15/29 (a)	2,272,000	2,222,769

9.375%, 7/25/30	1,615,000	1,698,936

11.50%, 3/15/31	1,515,000	1,636,953

9.375%, 10/15/31	1,515,000	1,556,141

7.875%, 6/15/32 (a)	1,509,000	1,467,015

OneMain Finance Corp.

6.625%, 1/15/28	2,268,000	2,290,950

3.875%, 9/15/28	1,818,000	1,762,823

6.625%, 5/15/29	2,837,000	2,881,637

5.375%, 11/15/29	2,222,000	2,191,260

7.875%, 3/15/30	2,401,000	2,490,665

6.125%, 5/15/30	2,354,000	2,344,123

4.00%, 9/15/30	2,642,000	2,440,487

7.50%, 5/15/31	2,251,000	2,312,808

7.125%, 11/15/31	2,365,000	2,401,005

6.75%, 3/15/32	2,151,000	2,157,586

See Notes to Financial Statements.

82 | DBX ETF Trust

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Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

7.125%, 9/15/32	2,436,000	2,472,564

6.50%, 3/15/33	2,416,000	2,364,975

6.75%, 9/15/33	3,002,000	2,958,914

7.125%, 3/15/34	1,823,000	1,824,473

Osaic Holdings, Inc.

144A, 6.75%, 8/1/32	3,206,000	3,227,493

144A, 8.00%, 8/1/33	2,197,000	2,251,591

PennyMac Financial Services, Inc.

144A, 4.25%, 2/15/29	1,971,000	1,879,925

144A, 7.875%, 12/15/29	2,454,000	2,534,307

144A, 7.125%, 11/15/30	1,938,000	1,947,184

144A, 5.75%, 9/15/31	1,666,000	1,559,697

144A, 6.875%, 5/15/32	2,589,000	2,494,524

144A, 6.875%, 2/15/33	2,618,000	2,490,325

144A, 6.75%, 2/15/34	1,988,000	1,843,257

PHH Escrow Issuer LLC/PHH Corp., 144A, 9.875%, 11/1/29	2,101,000	2,076,321

PRA Group, Inc., 144A, 8.875%, 1/31/30	1,752,000	1,819,927

Rocket Cos., Inc.

144A, 6.50%, 8/1/29	2,242,000	2,280,213

144A, 6.125%, 8/1/30	6,310,000	6,397,469

144A, 6.125%, 8/1/31	2,719,000	2,755,080

144A, 7.125%, 2/1/32	2,885,000	2,981,137

144A, 6.375%, 8/1/33	6,190,000	6,277,285

144A, 6.50%, 6/15/34	1,927,000	1,958,776

Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.

144A, 3.625%, 3/1/29	2,281,000	2,199,905

144A, 3.875%, 3/1/31	3,946,000	3,684,331

144A, 4.00%, 10/15/33	2,575,000	2,307,894

SLM Corp., 6.50%, 1/31/30	1,515,000	1,543,417

Stonebriar ABF Issuer LLC

144A, 8.125%, 12/15/30	2,400,000	2,425,500

144A, 7.00%, 8/15/31	1,600,000	1,560,288

Stonex Escrow Issuer LLC, 144A, 6.875%, 7/15/32	1,883,000	1,915,759

StoneX Group, Inc., 144A, 7.875%, 3/1/31	1,836,000	1,912,409

Synchrony Financial, 7.25%, 2/2/33	2,302,000	2,384,983

United Wholesale Mortgage LLC, 144A, 5.50%, 4/15/29	2,207,000	2,082,474

UWM Holdings LLC

144A, 6.625%, 2/1/30	2,645,000	2,477,397

144A, 6.25%, 3/15/31	2,982,000	2,663,913

Velocity Commercial Capital LLC, 144A, 9.375%, 2/15/31	1,501,000	1,558,575

(Cost $202,230,265)		197,832,952

Insurance — 2.9%

Acrisure LLC / Acrisure Finance, Inc.

144A, 8.25%, 2/1/29	2,884,000	2,633,292

	Principal Amount $	Value $

144A, 4.25%, 2/15/29	2,146,000	1,964,665

144A, 8.50%, 6/15/29	1,583,000	1,439,197

144A, 6.00%, 8/1/29	1,460,000	1,240,540

144A, 7.50%, 11/6/30	3,522,000	3,243,523

144A, 6.75%, 7/1/32	1,805,000	1,542,476

Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer

144A, 4.25%, 10/15/27	2,592,000	2,567,843

144A, 6.75%, 4/15/28	3,984,000	4,018,545

144A, 5.875%, 11/1/29	1,490,000	1,480,450

144A, 7.00%, 1/15/31	4,352,000	4,422,816

144A, 6.50%, 10/1/31	3,280,000	3,299,526

144A, 7.375%, 10/1/32	2,171,000	2,201,353

AmWINS Group, Inc., 144A, 6.375%, 2/15/29	2,352,000	2,375,800

Ardonagh Finco Ltd., 144A, 7.75%, 2/15/31	4,561,000	4,655,290

Ardonagh Group Finance Ltd., 144A, 8.875%, 2/15/32	5,063,000	5,081,009

Asurion LLC/ Asurion Co-Issuer, Inc.

144A, 8.00%, 12/31/32	10,367,000	10,321,737

144A, 8.375%, 2/1/34	10,194,000	9,207,128

CRC Insurance Group LLC, 144A, 7.125%, 6/1/31	9,865,000	9,873,977

Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC

144A, 7.25%, 2/15/31	3,032,000	3,003,603

144A, 8.125%, 2/15/32	3,834,000	3,612,086

HUB International Ltd.

144A, 5.625%, 12/1/29	1,666,000	1,658,886

144A, 7.25%, 6/15/30	10,354,000	10,664,506

144A, 7.375%, 1/31/32	5,807,000	5,964,184

Jones Deslauriers Insurance Management, Inc.

144A, 8.50%, 3/15/30	2,488,000	2,565,397

144A, 6.875%, 10/1/33	1,207,000	1,133,740

Ryan Specialty LLC

144A, 4.375%, 2/1/30	1,224,000	1,184,636

144A, 5.875%, 8/1/32	3,657,000	3,620,378

(Cost $108,480,490)		104,976,583

Investment Companies — 0.4%

FS KKR Capital Corp.

3.125%, 10/12/28	2,322,000	2,196,601

7.875%, 1/15/29	1,257,000	1,294,188

6.875%, 8/15/29	1,818,000	1,834,504

6.125%, 1/15/30	2,371,000	2,326,135

6.125%, 1/15/31 (a)	1,208,000	1,174,659

7.50%, 8/1/31	2,768,000	2,820,552

See Notes to Financial Statements.

DBX ETF Trust | 83

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.375%, 2/1/29	1,995,000	1,706,343

(Cost $13,464,605)		13,352,982

Real Estate — 0.8%

Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 144A, 7.00%, 4/15/30	2,192,197	2,205,063

Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.

144A, 5.75%, 1/15/29	1,817,000	1,797,115

144A, 5.25%, 4/15/30	1,449,000	1,408,442

144A, 9.75%, 4/15/30	1,529,000	1,639,227

CoreLogic, Inc.

144A, 9.00%, 8/1/31	5,150,000	5,119,579

144A, 12.00%, 2/1/32	2,560,000	2,451,699

Howard Hughes Corp.

144A, 4.125%, 2/1/29	1,969,000	1,909,447

144A, 4.375%, 2/1/31	2,100,000	1,984,094

Howard Hughes (The) Corp.

144A, 5.875%, 3/1/32	1,565,000	1,540,944

144A, 6.125%, 3/1/34	1,510,000	1,483,588

Kennedy-Wilson, Inc.

144A, 7.00%, 6/1/31	3,452,000	3,534,534

144A, 7.25%, 6/1/33	3,221,000	3,282,662

(Cost $28,460,297)		28,356,394

Real Estate Investment Trusts — 3.4%

Arbor Realty SR, Inc.

144A, 8.50%, 12/15/28	1,201,000	1,193,334

144A, 7.875%, 7/15/30 (a)	1,521,000	1,431,496

Blackstone Mortgage Trust, Inc.

144A, 7.75%, 12/1/29	1,508,000	1,563,227

144A, 6.25%, 6/1/31	1,390,000	1,332,435

Brandywine Operating Partnership LP

3.95%, 11/15/27	1,370,000	1,343,953

8.875%, 4/12/29	1,629,000	1,721,535

Diversified Healthcare Trust

4.75%, 2/15/28	1,510,000	1,477,492

4.375%, 3/1/31	1,706,000	1,559,749

EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/ TRS / EF Cayman Non-MTM, 144A, 7.375%, 9/30/30	1,301,000	1,296,940

Hudson Pacific Properties LP

3.95%, 11/1/27	1,387,000	1,353,233

4.65%, 4/1/29 (a)	1,510,000	1,432,377

3.25%, 1/15/30	1,307,000	1,162,748

Iron Mountain, Inc.

144A, 4.875%, 9/15/27	3,020,000	3,013,042

144A, 5.25%, 3/15/28	2,570,000	2,564,255

144A, 5.00%, 7/15/28	1,831,000	1,816,469

	Principal Amount $	Value $

144A, 7.00%, 2/15/29	3,043,000	3,098,949

144A, 4.875%, 9/15/29	3,115,000	3,048,817

144A, 5.25%, 7/15/30	3,902,000	3,831,052

144A, 4.50%, 2/15/31	3,405,000	3,241,646

144A, 5.625%, 7/15/32	2,031,000	1,996,171

144A, 6.25%, 1/15/33 (a)	3,724,000	3,755,479

144A, 6.25%, 1/15/35	4,816,000	4,768,625

Millrose Properties, Inc.

144A, 6.375%, 8/1/30	3,827,000	3,883,601

144A, 6.25%, 9/15/32	2,456,000	2,466,605

MPT Operating Partnership LP / MPT Finance Corp.

5.00%, 10/15/27 (a)	4,322,000	4,248,398

4.625%, 8/1/29 (a)	2,767,000	2,115,110

3.50%, 3/15/31	4,095,000	2,543,262

144A, 8.50%, 2/15/32	4,734,000	4,803,088

Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer

144A, 5.875%, 10/1/28	2,308,000	2,311,299

144A, 4.875%, 5/15/29	2,262,000	2,220,128

144A, 7.00%, 2/1/30	1,651,000	1,691,388

Pebblebrook Hotel LP / PEB Finance Corp., 144A, 6.375%, 10/15/29	1,212,000	1,235,826

RHP Hotel Properties LP / RHP Finance Corp.

144A, 7.25%, 7/15/28	1,218,000	1,240,201

144A, 4.50%, 2/15/29	1,826,000	1,798,576

144A, 6.50%, 4/1/32	3,020,000	3,076,643

144A, 6.50%, 6/15/33	1,894,000	1,933,028

144A, 5.75%, 3/15/34	2,114,000	2,084,568

Rithm Capital Corp.

144A, 8.00%, 4/1/29	2,378,000	2,411,939

144A, 8.00%, 7/15/30	1,594,000	1,603,272

144A, 8.50%, 6/1/31	1,645,000	1,664,021

SBA Communications Corp., 3.125%, 2/1/29	4,745,000	4,538,759

Service Properties Trust

3.95%, 1/15/28	1,418,000	1,374,454

4.95%, 10/1/29 (a)	1,294,000	1,226,828

4.375%, 2/15/30	1,218,000	1,123,122

144A, 8.625%, 11/15/31	3,002,000	3,145,243

8.875%, 6/15/32	1,565,000	1,615,498

Starwood Property Trust, Inc.

144A, 5.25%, 10/15/28	1,521,000	1,511,315

144A, 7.25%, 4/1/29	1,911,000	1,971,607

144A, 5.875%, 8/15/29	1,700,000	1,707,869

144A, 6.00%, 4/15/30	1,213,000	1,218,523

144A, 6.50%, 7/1/30	1,509,000	1,536,246

144A, 6.50%, 10/15/30	1,541,000	1,569,587

144A, 5.75%, 1/15/31	1,666,000	1,652,215

144A, 6.125%, 6/1/31	1,812,000	1,816,624

See Notes to Financial Statements.

84 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 6.00%, 1/15/30	2,255,000	2,172,752

(Cost $122,952,926)		119,514,619

REITS — 0.1%

RHP Hotel Properties LP / RHP Finance Corp., 144A, 6.25%, 2/15/35

(Cost $2,387,904)	2,376,000	2,390,287

Venture Capital — 0.2%

Icahn Enterprises LP / Icahn Enterprises Finance Corp.

9.75%, 1/15/29	2,230,000	2,135,796

144A, 10.00%, 11/15/29	3,120,000	3,027,186

9.00%, 6/15/30	2,268,000	2,099,395

(Cost $7,646,422)		7,262,377

Industrial — 10.0%

Aerospace/Defense — 2.1%

ATI, Inc.

7.25%, 8/15/30	1,363,000	1,414,055

5.875%, 6/15/33	1,469,000	1,483,239

Bombardier, Inc.

144A, 8.75%, 11/15/30	2,325,000	2,451,685

144A, 7.25%, 7/1/31	2,284,000	2,390,325

144A, 7.00%, 6/1/32	2,350,000	2,431,592

144A, 6.75%, 6/15/33	2,372,000	2,452,105

144A, 5.875%, 1/15/35	1,665,000	1,654,130

TransDigm, Inc.

144A, 6.75%, 8/15/28	6,389,000	6,437,569

4.625%, 1/15/29	3,602,000	3,539,911

144A, 6.375%, 3/1/29	8,803,000	8,944,420

4.875%, 5/1/29	2,263,000	2,233,203

144A, 6.875%, 12/15/30	4,380,000	4,493,495

144A, 7.125%, 12/1/31	3,302,000	3,416,533

144A, 6.625%, 3/1/32	6,725,000	6,876,124

144A, 6.00%, 1/15/33	4,815,000	4,825,357

144A, 6.375%, 5/31/33	8,229,000	8,256,468

144A, 6.25%, 1/31/34	1,626,000	1,645,133

144A, 6.75%, 1/31/34	6,110,000	6,210,510

144A, 6.125%, 7/31/34	5,351,000	5,296,016

(Cost $76,746,375)		76,451,870

Building Materials — 2.1%

Builders FirstSource, Inc.

144A, 5.00%, 3/1/30	1,748,000	1,705,480

144A, 4.25%, 2/1/32	4,109,000	3,779,921

144A, 6.375%, 6/15/32	2,132,000	2,143,585

144A, 6.375%, 3/1/34	3,055,000	3,028,269

144A, 6.75%, 5/15/35	2,392,000	2,394,622

Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/28	2,163,000	1,130,167

	Principal Amount $	Value $

Cornerstone Building Brands, Inc., 144A, 9.50%, 8/15/29	1,611,000	832,259

CP Atlas Buyer, Inc., 144A, 9.75%, 7/15/30 (a)	1,558,000	1,370,493

EMRLD Borrower LP / Emerald Co.-Issuer, Inc.

144A, 6.625%, 12/15/30	8,700,000	8,883,422

144A, 6.75%, 7/15/31	1,510,000	1,557,126

Griffon Corp., 144A, 6.25%, 10/1/34	2,478,000	2,487,650

Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 144A, 6.75%, 4/1/32	2,313,000	2,294,198

MIWD Holdco II LLC / MIWD Finance Corp., 144A, 5.50%, 2/1/30	1,615,000	1,527,249

Quikrete Holdings, Inc.

144A, 6.375%, 3/1/32	12,261,000	12,419,657

144A, 6.75%, 3/1/33	4,565,000	4,639,483

Smyrna Ready Mix Concrete LLC

144A, 6.00%, 11/1/28	3,340,000	3,343,415

144A, 8.875%, 11/15/31	3,297,000	3,457,261

Standard Building Solutions, Inc.

144A, 6.50%, 8/15/32	3,020,000	3,038,027

144A, 6.25%, 8/1/33	3,372,000	3,349,622

144A, 5.875%, 3/15/34	2,126,000	2,060,176

Standard Industries, Inc.

144A, 4.75%, 1/15/28	3,006,000	2,997,012

144A, 4.375%, 7/15/30	4,848,000	4,612,056

144A, 3.375%, 1/15/31	3,670,000	3,314,069

(Cost $79,272,452)		76,365,219

Electrical Components & Equipment — 0.5%

Energizer Holdings, Inc.

144A, 4.75%, 6/15/28	1,813,000	1,798,539

144A, 4.375%, 3/31/29	2,397,000	2,326,573

144A, 6.00%, 9/15/33 (a)	1,277,000	1,225,551

WESCO Distribution, Inc.

144A, 6.375%, 3/15/29	2,746,000	2,791,570

144A, 5.25%, 4/15/31	2,158,000	2,127,436

144A, 6.625%, 3/15/32	2,607,000	2,669,826

144A, 6.375%, 3/15/33	2,424,000	2,463,361

144A, 5.50%, 4/15/34	2,656,000	2,590,665

(Cost $18,196,022)		17,993,521

Electronics — 0.4%

Ingram Micro, Inc., 144A, 4.75%, 5/15/29	6,110,000	5,985,874

Sensata Technologies BV, 144A, 5.875%, 9/1/30	1,631,000	1,642,520

Sensata Technologies, Inc.

144A, 4.375%, 2/15/30	1,413,000	1,368,512

144A, 3.75%, 2/15/31	2,372,000	2,213,281

See Notes to Financial Statements.

DBX ETF Trust | 85

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

144A, 6.625%, 7/15/32	1,541,000	1,579,107

(Cost $12,925,386)		12,789,294

Engineering & Construction — 0.7%

AECOM, 144A, 6.00%, 8/1/33	3,754,000	3,743,424

Aeropuertos Dominicanos Siglo XXI SA, 144A, 7.00%, 6/30/34	1,500,000	1,554,345

Brand Industrial Services, Inc., 144A, 10.375%, 8/1/30 (a)	4,434,000	3,886,169

Fluor Corp., 4.25%, 9/15/28	1,548,000	1,524,232

Global Infrastructure Solutions, Inc.

144A, 5.625%, 6/1/29	1,290,000	1,292,786

144A, 6.375%, 7/15/34	1,650,000	1,659,551

HTA Group Ltd./Mauritius

144A, 7.50%, 6/4/29	2,817,000	2,886,557

144A, 6.75%, 4/1/31	1,500,000	1,517,480

IHS Holding Ltd.

144A, 6.25%, 11/29/28	1,614,000	1,606,232

144A, 7.875%, 5/29/30	1,666,000	1,703,475

144A, 8.25%, 11/29/31	2,003,000	2,086,207

(Cost $24,051,822)		23,460,458

Environmental Control — 0.8%

Clean Harbors, Inc.

144A, 6.375%, 2/1/31	1,611,000	1,634,534

144A, 5.75%, 10/15/33	2,480,000	2,481,660

GFL Environmental Holdings US, Inc.

144A, 5.625%, 7/1/31	2,300,000	2,247,181

144A, 5.50%, 2/1/34	3,020,000	2,833,616

GFL Environmental, Inc.

144A, 4.00%, 8/1/28	2,376,000	2,329,084

144A, 4.75%, 6/15/29	2,442,000	2,391,936

144A, 4.375%, 8/15/29	1,750,000	1,691,714

144A, 6.75%, 1/15/31	3,220,000	3,276,369

Madison IAQ LLC

144A, 4.125%, 6/30/28	2,107,000	2,078,028

144A, 5.875%, 6/30/29	3,204,000	3,199,743

Waste Pro USA, Inc., 144A, 7.00%, 2/1/33	2,566,000	2,626,050

Wrangler Holdco Corp., 144A, 6.625%, 4/1/32	1,510,000	1,525,181

(Cost $28,680,810)		28,315,096

Machinery-Construction & Mining — 0.3%

BWX Technologies, Inc.

144A, 4.125%, 6/30/28	1,291,000	1,271,013

144A, 4.125%, 4/15/29	1,318,000	1,281,203

Solaris Energy Infrastructure LLC, 144A, 6.375%, 5/15/31	3,977,000	3,949,839

Terex Corp.

144A, 5.00%, 5/15/29	1,821,000	1,807,158

	Principal Amount $	Value $

144A, 6.25%, 10/15/32	2,256,000	2,278,260

(Cost $10,672,237)		10,587,473

Machinery-Diversified — 0.2%

Esab Corp.

144A, 6.25%, 4/15/29	2,181,000	2,208,875

144A, 5.625%, 4/1/31	3,120,000	3,099,629

Maxim Crane Works Holdings Capital LLC, 144A, 11.50%, 9/1/28	1,391,000	1,448,821

(Cost $6,806,294)		6,757,325

Metal Fabricate/Hardware — 0.1%

Advanced Drainage Systems, Inc.

144A, 6.375%, 6/15/30	1,523,000	1,535,866

144A, 5.375%, 3/1/34	1,529,000	1,487,645

(Cost $3,040,482)		3,023,511

Miscellaneous Manufacturing — 0.3%

Avient Corp.

144A, 7.125%, 8/1/30	2,208,000	2,245,750

144A, 6.25%, 11/1/31	2,026,000	2,055,523

Axon Enterprise, Inc.

144A, 6.125%, 3/15/30	3,120,000	3,178,625

144A, 6.25%, 3/15/33	2,295,000	2,336,535

Trinity Industries, Inc., 144A, 7.75%, 7/15/28	1,987,000	2,032,182

(Cost $11,856,533)		11,848,615

Packaging & Containers — 2.0%

Ardagh Group SA, 144A, 9.50%, 12/1/30	4,583,000	4,791,344

Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC

144A, 3.25%, 9/1/28	1,945,000	1,895,329

144A, 4.00%, 9/1/29	3,338,000	3,206,349

144A, 6.25%, 1/30/31	1,923,000	1,933,851

Ball Corp.

6.00%, 6/15/29	3,035,000	3,072,725

2.875%, 8/15/30	3,974,000	3,623,407

3.125%, 9/15/31	2,852,000	2,566,774

5.50%, 9/15/33	2,319,000	2,301,997

Canpack Group, Inc. / Canpack SA, 144A, 6.00%, 5/15/31	1,700,000	1,706,862

Canpack SA / Canpack US LLC, 144A, 3.875%, 11/15/29	2,466,000	2,338,574

Clydesdale Acquisition Holdings, Inc.

144A, 6.875%, 1/15/30	1,530,000	1,533,404

144A, 6.75%, 4/15/32	4,497,000	4,394,451

Crown Americas LLC

5.25%, 4/1/30	1,565,000	1,561,584

See Notes to Financial Statements.

86 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

5.875%, 6/1/33	2,171,000	2,172,382

Graphic Packaging International LLC

144A, 3.50%, 3/15/28	1,521,000	1,478,764

144A, 3.75%, 2/1/30 (a)	1,218,000	1,144,599

144A, 6.375%, 7/15/32	1,592,000	1,613,146

Mauser Packaging Solutions Holding Co.

144A, 7.875%, 4/15/30	7,972,000	8,134,484

144A, 9.25%, 4/15/30	4,299,000	4,295,812

OI European Group BV, 144A, 4.75%, 2/15/30	1,318,000	1,194,900

Owens-Brockway Glass Container, Inc.

144A, 7.25%, 5/15/31 (a)	2,101,000	1,951,337

144A, 9.50%, 6/1/33 (a)	1,523,000	1,491,224

Silgan Holdings, Inc., 4.125%, 2/1/28	1,849,000	1,827,285

Sword Purchaser LLC

144A, 8.25%, 4/15/33	5,805,000	6,011,867

144A, 10.50%, 4/15/34	1,515,000	1,581,678

Trivium Packaging Finance BV

144A, 8.25%, 7/15/30	1,445,000	1,530,973

144A, 12.25%, 1/15/31	1,812,000	2,008,530

(Cost $72,169,482)		71,363,632

Transportation — 0.2%

Brightline East LLC, 144A, 11.00%, 1/31/30	3,664,000	183,200

Pods LLC, 144A, 8.75%, 5/15/31	1,534,000	1,446,203

Seaspan Corp. Pte Ltd., 144A, 5.50%, 8/1/29	2,436,000	2,378,343

XPO, Inc.

144A, 7.125%, 6/1/31	1,478,000	1,523,312

144A, 7.125%, 2/1/32	1,686,000	1,743,096

(Cost $10,208,674)		7,274,154

Trucking & Leasing — 0.3%

FTAI Aviation Investors LLC

144A, 5.50%, 5/1/28	3,158,000	3,152,519

144A, 7.875%, 12/1/30	1,595,000	1,666,544

144A, 7.00%, 5/1/31	2,191,000	2,257,591

144A, 7.00%, 6/15/32	2,509,000	2,578,996

144A, 5.875%, 4/15/33	1,529,000	1,508,198

(Cost $11,174,235)		11,163,848

Technology — 4.9%

Computers — 0.8%

Amentum Holdings, Inc., 144A, 7.25%, 8/1/32 (a)	3,179,000	3,279,539

CACI International, Inc., 144A, 6.375%, 6/15/33	4,645,000	4,709,728

Fortress Intermediate 3, Inc., 144A, 7.50%, 6/1/31	2,364,000	2,419,426

McAfee Corp., 144A, 7.375%, 2/15/30 (a)	5,351,000	4,844,376

	Principal Amount $	Value $

NCR Atleos Corp., 144A, 9.50%, 4/1/29	4,026,000	4,270,845

NCR Voyix Corp.

144A, 5.00%, 10/1/28	2,257,000	2,219,515

144A, 5.125%, 4/15/29	1,309,000	1,280,040

Pitney Bowes, Inc., 144A, 7.25%, 3/15/29	1,429,000	1,444,578

Seagate Data Storage Technology Pte Ltd.

5.875%, 7/15/30	1,218,000	1,238,130

9.625%, 12/1/32	2,300,000	2,533,093

(Cost $28,741,412)		28,239,270

Office/Business Equipment — 0.1%

Xerox Corp.

144A, 10.25%, 10/15/30 (a)	1,243,000	1,093,840

144A, 13.50%, 4/15/31	1,554,000	1,037,295

Xerox Holdings Corp.

144A, 5.50%, 8/15/28	1,682,000	931,408

144A, 8.875%, 11/30/29	1,592,000	624,860

(Cost $5,806,666)		3,687,403

Semiconductors — 0.4%

Amkor Technology, Inc., 144A, 5.875%, 10/1/33	1,629,000	1,602,836

Entegris, Inc.

144A, 4.375%, 4/15/28	1,338,000	1,322,724

144A, 4.75%, 4/15/29	4,947,000	4,875,876

144A, 3.625%, 5/1/29 (a)	1,315,000	1,262,718

144A, 5.95%, 6/15/30	2,731,000	2,757,255

ON Semiconductor Corp., 144A, 3.875%, 9/1/28	2,182,000	2,131,063

(Cost $14,032,207)		13,952,472

Software — 3.6%

AthenaHealth Group, Inc.

144A, 6.50%, 2/15/30	7,198,000	7,040,135

144A, 7.50%, 2/15/32	1,584,000	1,633,519

Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 144A, 8.00%, 6/15/29	2,369,000	1,279,260

Central Parent, Inc. / CDK Global, Inc., 144A, 7.25%, 6/15/29	2,321,000	1,246,307

Cloud Software Group LLC

144A, 6.50%, 3/31/29	12,162,000	12,113,168

144A, 9.00%, 9/30/29	11,841,000	11,882,349

144A, 8.25%, 6/30/32	5,654,000	5,541,181

144A, 6.625%, 8/15/33	3,220,000	2,922,428

CoreWeave, Inc.

144A, 9.25%, 6/1/30 (a)	6,223,000	5,784,371

144A, 9.00%, 2/1/31	5,445,000	4,890,922

144A, 9.75%, 10/1/31	8,596,000	7,693,067

144A, 9.625%, 7/15/32	4,026,000	3,557,260

See Notes to Financial Statements.

DBX ETF Trust | 87

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Principal Amount $	Value $

Fair Isaac Corp.

144A, 4.00%, 6/15/28	2,778,000	2,714,850

144A, 6.00%, 5/15/33	4,745,000	4,670,171

144A, 6.25%, 9/15/34	3,095,000	3,030,630

Oak-Eagle Acquireco, Inc.

144A, 7.25%, 7/1/33	9,034,000	9,401,313

144A, 8.75%, 7/1/34	7,891,000	8,379,800

Open Text Corp.

144A, 3.875%, 2/15/28	2,727,000	2,672,037

144A, 3.875%, 12/1/29	2,667,000	2,498,348

Open Text Holdings, Inc.

144A, 4.125%, 2/15/30	2,716,000	2,536,353

144A, 4.125%, 12/1/31 (a)	2,089,000	1,867,482

ROBLOX Corp., 144A, 3.875%, 5/1/30	3,120,000	2,939,078

Rocket Software, Inc.

144A, 9.00%, 11/28/28	2,435,000	2,487,406

144A, 6.50%, 2/15/29 (a)	1,842,000	1,807,144

SS&C Technologies, Inc.

144A, 5.50%, 9/30/27	6,190,000	6,195,571

144A, 6.50%, 6/1/32	2,384,000	2,416,592

Twilio, Inc.

3.625%, 3/15/29	1,491,000	1,437,461

3.875%, 3/15/31	1,541,000	1,446,776

UKG, Inc., 144A, 6.875%, 2/1/31	7,726,000	7,625,272

(Cost $135,518,080)		129,710,251

Utilities — 3.5%

Electric — 3.3%

AES Espana BV, 144A, 7.75%, 8/3/33	1,675,000	1,727,992

Alpha Generation LLC

144A, 6.75%, 10/15/32	3,120,000	3,146,049

144A, 6.25%, 1/15/34	2,415,000	2,367,991

California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 144A, 6.375%, 2/15/32	3,186,000	3,139,934

Clearway Energy Operating LLC

144A, 4.75%, 3/15/28	2,704,000	2,683,873

144A, 3.75%, 2/15/31	2,852,000	2,631,528

144A, 5.75%, 1/15/34	1,863,000	1,801,504

ContourGlobal Power Holdings SA, 144A, 6.75%, 2/28/30	1,678,000	1,709,463

COX Asset Mexico SA de CV

144A, 7.125%, 1/8/32	3,100,000	3,114,586

144A, 7.75%, 5/8/36	3,190,000	3,216,796

EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 144A, 5.375%, 12/30/30	2,090,495	1,986,233

Hawaiian Electric Co., Inc., 144A, 6.00%, 10/1/33	1,609,000	1,588,280

Long Ridge Energy LLC, 144A, 8.75%, 2/15/32	2,050,000	2,118,544

	Principal Amount $	Value $

NRG Energy, Inc.

5.75%, 1/15/28	2,565,000	2,566,208

144A, 3.375%, 2/15/29	1,610,000	1,539,166

144A, 5.25%, 6/15/29	2,271,000	2,255,906

144A, 5.75%, 7/15/29	2,559,000	2,556,007

144A, 3.625%, 2/15/31	3,431,000	3,163,814

144A, 6.00%, 2/1/33	2,841,000	2,829,317

144A, 5.75%, 1/15/34	3,907,000	3,805,189

144A, 5.875%, 5/15/34	3,381,000	3,297,936

144A, 6.25%, 11/1/34	3,039,000	3,031,828

144A, 6.00%, 1/15/36	7,449,000	7,247,075

144A, 6.125%, 5/15/36	3,201,000	3,137,544

PG&E Corp.

5.00%, 7/1/28	3,023,000	2,979,394

5.25%, 7/1/30	3,018,000	2,938,600

Saavi Energia Sarl, 144A, 8.875%, 2/10/35	3,392,000	3,735,101

Talen Energy Supply LLC

144A, 6.125%, 5/1/31	4,500,000	4,491,117

144A, 6.375%, 5/1/33	7,775,000	7,680,881

144A, 6.25%, 2/1/34	4,452,000	4,373,732

144A, 6.50%, 2/1/36	3,969,000	3,897,180

TransAlta Corp., 5.875%, 2/1/34	1,227,000	1,198,480

VoltaGrid LLC, 144A, 7.375%, 11/1/30	6,182,000	6,223,710

XPLR Infrastructure Operating Partners LP

144A, 4.50%, 9/15/27	1,681,000	1,668,837

144A, 7.25%, 1/15/29 (a)	2,331,000	2,410,795

144A, 8.375%, 1/15/31	2,510,000	2,674,287

144A, 8.625%, 3/15/33	2,777,000	2,977,044

144A, 7.75%, 4/15/34	2,512,000	2,662,112

(Cost $118,357,726)		116,574,033

Gas — 0.1%

AmeriGas Partners LP / AmeriGas Finance Corp.

144A, 9.50%, 6/1/30	1,661,000	1,766,533

144A, 6.875%, 6/1/31	1,524,000	1,523,728

(Cost $3,298,814)		3,290,261

Water — 0.1%

Nova Securitisation Sarl

144A, 5.75%, 2/3/31	2,651,000	2,546,378

144A, 6.50%, 2/3/36	1,647,000	1,520,764

(Cost $4,227,837)		4,067,142

TOTAL CORPORATE BONDS

(Cost $3,581,365,158)		3,481,208,606

See Notes to Financial Statements.

88 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

	Number of Shares	Value $

SECURITIES LENDING COLLATERAL — 5.6%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (c)(d)

(Cost $197,481,347)	197,481,347	197,481,347

	Number of Shares	Value $

CASH EQUIVALENTS — 1.7%

DWS Government Money Market Series “Institutional Shares”, 3.65% (c)

(Cost $62,310,402)	62,310,402	62,310,402

TOTAL INVESTMENTS — 105.0%

(Cost $3,841,156,907)		3,741,000,355

Other assets and liabilities, net — (5.0%)		(177,163,566)

NET ASSETS — 100.0%		3,563,836,789

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026

SECURITIES LENDING COLLATERAL — 5.6%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (c)(d)

244,717,699	—	(47,236,352	) (e)	—	—	1,397,615	—	197,481,347	197,481,347

CASH EQUIVALENTS —1.7%

DWS Government Money Market Series “Institutional Shares”, 3.65% (c)

68,804,966	627,063,149	(633,557,713)		—	—	1,255,921	—	62,310,402	62,310,402

313,522,665	627,063,149	(680,794,065)		—	—	2,653,536	—	259,791,749	259,791,749

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $193,096,304, which is 5.4% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2026.

REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

DBX ETF Trust | 89

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2026

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$3,481,185,711	$22,895	$3,481,208,606

Short-Term Investments (a)	259,791,749	—	—	259,791,749

TOTAL	$259,791,749	$3,481,185,711	$22,895	$3,741,000,355

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

90 | DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2026

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Short Duration High Yield Bond ETF	Xtrackers USD High Yield BB-B ex Financials ETF

Assets

Investment in non-affiliated securities at value	$46,368,925	$61,749,571	$261,128,672	$3,044,686,869

Investment in DWS Government Money Market Series	455,491	1,735,367	6,388,425	31,280,050

Investment in DWS Government & Agency Securities Portfolio*	2,286,629	398,708	9,166,168	124,929,300

Cash	49,097	—	—	41,567

Foreign currency at value	—	5	16	64

Receivables:

Investment securities sold	1,479,969	1,085,475	2,715,568	26,658,570

Capital shares	—	—	—	167,558,976

Interest	884,457	973,371	4,317,825	53,751,680

Affiliated securities lending income	2,475	93	8,454	111,583

Total assets	$51,527,043	$65,942,590	$283,725,128	$3,449,018,659

Liabilities

Due to custodian	$—	$4	$506	$—

Due to foreign custodian	6	—	—	—

Payable upon return of securities loaned	2,286,629	398,708	9,166,168	124,929,300

Payables:

Investment securities purchased	1,630,276	2,448,576	7,250,202	204,774,536

Investment advisory fees	7,863	10,913	45,134	483,009

Total liabilities	3,924,774	2,858,201	16,462,010	330,186,845

Net Assets, at value	$47,602,269	$63,084,389	$267,263,118	$3,118,831,814

Net Assets Consist of

Paid-in capital	$60,699,385	$131,838,933	$274,756,251	$3,120,960,657

Distributable earnings (loss)	(13,097,116)	(68,754,544)	(7,493,133)	(2,128,843)

Net Assets, at value	$47,602,269	$63,084,389	$267,263,118	$3,118,831,814

Number of Common Shares outstanding	1,150,001	1,350,001	6,050,001	57,700,001

Net Asset Value	$41.39	$46.73	$44.18	$54.05

Investment in non-affiliated securities at cost	$47,360,936	$62,277,199	$263,831,764	$3,051,870,940

Value of securities loaned	$2,235,560	$389,425	$8,973,603	$370,296,935

Investment in DWS Government Money Market Series at cost	$455,491	$1,735,367	$6,388,425	$31,280,050

Investment in DWS Government & Agency Securities Portfolio at cost*	$2,286,629	$398,708	$9,166,168	$124,929,300

Non-cash collateral for securities on loan	$—	$—	$—	$259,884,904

Foreign currency at cost	$(6)	$5	$16	$57

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust | 91

Statements of Assets and Liabilities (Continued)

August 31, 2026

Xtrackers USD High Yield Corporate Bond ETF

Assets

Investment in non-affiliated securities at value	$3,481,208,606

Investment in DWS Government Money Market Series	62,310,402

Investment in DWS Government & Agency Securities Portfolio*	197,481,347

Cash	3,785,735

Foreign currency at value	54

Receivables:

Investment securities sold	24,003,808

Capital shares	21,844,453

Interest	61,063,977

Affiliated securities lending income	146,353

Total assets	$3,851,844,735

Liabilities

Payable upon return of securities loaned	$197,481,347

Payables:

Investment securities purchased	90,380,404

Investment advisory fees	146,195

Total liabilities	288,007,946

Net Assets, at value	$3,563,836,789

Net Assets Consist of

Paid-in capital	$4,007,222,795

Distributable earnings (loss)	(443,386,006)

Net Assets, at value	$3,563,836,789

Number of Common Shares outstanding	97,887,501

Net Asset Value	$36.41

Investment in non-affiliated securities at cost	$3,581,365,158

Value of securities loaned	$193,096,304

Investment in DWS Government Money Market Series at cost	$62,310,402

Investment in DWS Government & Agency Securities Portfolio at cost*	$197,481,347

Foreign currency at cost	$54

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

92 | DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2026

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Short Duration High Yield Bond ETF	Xtrackers USD High Yield BB-B ex Financials ETF

Investment Income

Unaffiliated interest income	$2,796,452	$4,699,425	$17,587,378	$123,041,435

Income distributions from affiliated funds	11,125	48,371	120,119	648,413

Affiliated securities lending income, net	17,097	2,735	72,708	500,554

Unaffiliated securities lending income, net	2,893	590	17,816	123,222

Total investment income	2,827,567	4,751,121	17,798,021	124,313,624

Expenses

Investment advisory fees	71,214	179,336	506,601	3,794,995

Other expenses	58	2,325	1,150	2,150

Total expenses	71,272	181,661	507,751	3,797,145

Less fees waived (see note 3):

Waiver	(304)	(1,366)	(3,299)	(17,700)

Net expenses	70,968	180,295	504,452	3,779,445

Net investment income (loss)	2,756,599	4,570,826	17,293,569	120,534,179

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:

Investments	(152,620)	(5,649)	(1,740,220)	(5,274,467)

In-kind redemptions	67,057	338,577	139,071	8,112,702

Foreign currency transactions	—	—	—	—

Payments by Affiliates (see note 6)	232	1,420	1,441	10,499

Net realized gain (loss)	(85,331)	334,348	(1,599,708)	2,848,734

Net change in unrealized appreciation (depreciation) on:

Investments	(1,083,008)	(395,704)	(5,093,517)	(29,136,956)

Net change in unrealized appreciation (depreciation)	(1,083,008)	(395,704)	(5,093,517)	(29,136,956)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1,168,339)	(61,356)	(6,693,225)	(26,288,222)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,588,260	$4,509,470	$10,600,344	$94,245,957

See Notes to Financial Statements.

DBX ETF Trust | 93

Statements of Operations (Continued)

For the Year Ended August 31, 2026

Xtrackers USD High Yield Corporate Bond ETF

Investment Income

Unaffiliated interest income	$232,227,805

Income distributions from affiliated funds	1,255,921

Affiliated securities lending income, net	1,397,615

Unaffiliated securities lending income, net	199,941

Total investment income	235,081,282

Expenses

Investment advisory fees	1,827,796

Other expenses	4,150

Total expenses	1,831,946

Less fees waived (see note 3):

Waiver	(34,194)

Net expenses	1,797,752

Net investment income (loss)	233,283,530

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:

Investments	(25,930,606)

In-kind redemptions	12,515,888

Foreign currency transactions	(1)

Payments by Affiliates (see note 6)	10,308

Net realized gain (loss)	(13,404,411)

Net change in unrealized appreciation (depreciation) on:

Investments	(48,527,662)

Net change in unrealized appreciation (depreciation)	(48,527,662)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(61,932,073)

Net Increase (Decrease) in Net Assets Resulting from Operations	$171,351,457

See Notes to Financial Statements.

94 | DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers High Beta High Yield Bond ETF		Xtrackers Low Beta High Yield Bond ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$2,756,599	$935,649	$4,570,826	$14,213,904

Net realized gain (loss)	(85,331)	(161,112)	334,348	1,912,423

Net change in net unrealized appreciation (depreciation)	(1,083,008)	476,878	(395,704)	(575,176)

Net increase (decrease) in net assets resulting from operations	1,588,260	1,251,415	4,509,470	15,551,151

Distributions to Shareholders	(2,569,594)	(902,850)	(5,484,046)	(14,265,605)

Fund Shares Transactions

Proceeds from shares sold	33,661,549	6,209,615	14,128,944	338,493,864

Value of shares redeemed	(2,088,455)	(2,129,415)	(96,744,424)	(414,228,636)

Net increase (decrease) in net assets resulting from fund share transactions	31,573,094	4,080,200	(82,615,480)	(75,734,772)

Total net increase (decrease) in Net Assets	30,591,760	4,428,765	(83,590,056)	(74,449,226)

Net Assets

Beginning of year	17,010,509	12,581,744	146,674,445	221,123,671

End of year	$47,602,269	$17,010,509	$63,084,389	$146,674,445

Changes in Shares Outstanding

Shares outstanding, beginning of year	400,001	300,001	3,100,001	4,700,001

Shares sold	800,000	150,000	300,000	7,250,000

Shares redeemed	(50,000)	(50,000)	(2,050,000)	(8,850,000)

Shares outstanding, end of year	1,150,001	400,001	1,350,001	3,100,001

See Notes to Financial Statements.

DBX ETF Trust | 95

Statements of Changes in Net Assets (Continued)

	Xtrackers Short Duration High Yield Bond ETF		Xtrackers USD High Yield BB-B ex Financials ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$17,293,569	$10,869,510	$120,534,179	$54,988,046

Net realized gain (loss)	(1,599,708)	(260,648)	2,848,734	(644,647)

Net change in net unrealized appreciation (depreciation)	(5,093,517)	1,091,539	(29,136,956)	3,182,834

Net increase (decrease) in net assets resulting from operations	10,600,344	11,700,401	94,245,957	57,526,233

Distributions to Shareholders	(17,264,083)	(10,297,636)	(112,578,135)	(54,379,903)

Fund Shares Transactions

Proceeds from shares sold	58,316,361	128,248,262	2,256,329,235	485,467,515

Value of shares redeemed	(8,853,589)	(8,760,300)	(257,489,435)	(5,371,108)

Net increase (decrease) in net assets resulting from fund share transactions	49,462,772	119,487,962	1,998,839,800	480,096,407

Total net increase (decrease) in Net Assets	42,799,033	120,890,727	1,980,507,622	483,242,737

Net Assets

Beginning of year	224,464,085	103,573,358	1,138,324,192	655,081,455

End of year	$267,263,118	$224,464,085	$3,118,831,814	$1,138,324,192

Changes in Shares Outstanding

Shares outstanding, beginning of year	4,950,001	2,300,001	20,850,001	12,000,001

Shares sold	1,300,000	2,850,000	41,600,000	8,950,000

Shares redeemed	(200,000)	(200,000)	(4,750,000)	(100,000)

Shares outstanding, end of year	6,050,001	4,950,001	57,700,001	20,850,001

See Notes to Financial Statements.

96 | DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers USD High Yield Corporate Bond ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$233,283,530	$231,248,837

Net realized gain (loss)	(13,404,411)	(25,083,882)

Net change in net unrealized appreciation (depreciation)	(48,527,662)	72,986,837

Net increase (decrease) in net assets resulting from operations	171,351,457	279,151,792

Distributions to Shareholders	(237,318,591)	(230,660,536)

Fund Shares Transactions

Proceeds from shares sold	1,394,368,298	2,256,072,540

Value of shares redeemed	(1,704,297,023)	(1,967,807,703)

Net increase (decrease) in net assets resulting from fund share transactions	(309,928,725)	288,264,837

Total net increase (decrease) in Net Assets	(375,895,859)	336,756,093

Net Assets

Beginning of period	3,939,732,648	3,602,976,555

End of period	$3,563,836,789	$3,939,732,648

Changes in Shares Outstanding

Shares outstanding, beginning of period	106,387,501	98,787,501

Shares sold	38,000,000	62,100,000

Shares redeemed	(46,500,000)	(54,500,000)

Shares outstanding, end of period	97,887,501	106,387,501

See Notes to Financial Statements.

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Financial Highlights

Xtrackers High Beta High Yield Bond ETF

	Years Ended August 31,

	2026	2025	2024	2023	2022

Selected Per Share Data

Net Asset Value, beginning of year	$42.53	$41.94	$39.93	$39.84	$48.35

Income (loss) from investment operations:

Net investment income (loss)(a)	3.22	3.27	3.14	2.90	2.51

Net realized and unrealized gain (loss)	(1.26)	0.53	2.01	0.15	(8.37)

Total from investment operations	1.96	3.80	5.15	3.05	(5.86)

Less distributions from:

Net investment income	(3.10)	(3.21)	(3.14)	(2.96)	(2.65)

Total from distributions	(3.10)	(3.21)	(3.14)	(2.96)	(2.65)

Net Asset Value, end of year	$41.39	$42.53	$41.94	$39.93	$39.84

Total Return (%)(b)	4.78	9.45	13.58	8.11	(12.56)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	48	17	13	12	12

Ratio of expenses before fee waiver (%)	0.20	0.20	0.34	0.35	0.35

Ratio of expenses after fee waiver (%)	0.20	0.20	0.20	0.20	0.20

Ratio of net investment income (loss) (%)	7.74	7.82	7.77	7.40	5.61

Portfolio turnover rate (%)(c)	60	66	52	58	55

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

98 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Low Beta High Yield Bond ETF

	Years Ended August 31,

	2026	2025	2024	2023	2022

Selected Per Share Data

Net Asset Value, beginning of year	$47.31	$47.05	$45.05	$45.09	$51.05

Income (loss) from investment operations:

Net investment income (loss)(a)	2.41	2.52	2.40	2.24	1.69

Net realized and unrealized gain (loss)	(0.32)	0.27	2.23	0.14	(5.87)

Total from investment operations	2.09	2.79	4.63	2.38	(4.18)

Less distributions from:

Net investment income	(2.67)	(2.53)	(2.63)	(2.42)	(1.78)

Total from distributions	(2.67)	(2.53)	(2.63)	(2.42)	(1.78)

Net Asset Value, end of year	$46.73	$47.31	$47.05	$45.05	$45.09

Total Return (%)(b)	4.54	6.15	10.68	5.44	(8.36)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	63	147	221	223	1,441

Ratio of expenses before fee waiver (%)	0.20	0.20	0.25	0.25	0.25

Ratio of expenses after fee waiver (%)	0.20	0.20	0.20	0.20	0.20

Ratio of net investment income (loss) (%)	5.10	5.39	5.27	4.97	3.53

Portfolio turnover rate (%)(c)	54	54	50	52	68

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust | 99

Financial Highlights (Continued)

Xtrackers Short Duration High Yield Bond ETF

	Years Ended August 31,

	2026	2025	2024	2023	2022

Selected Per Share Data

Net Asset Value, beginning of year	$45.35	$45.03	$43.53	$43.04	$47.89

Income (loss) from investment operations:

Net investment income (loss)(a)	3.05	3.29	3.23	2.71	2.04

Net realized and unrealized gain (loss)	(1.15)	0.28	1.44	0.45	(4.76)

Total from investment operations	1.90	3.57	4.67	3.16	(2.72)

Less distributions from:

Net investment income	(3.07)	(3.25)	(3.17)	(2.67)	(2.13)

Total from distributions	(3.07)	(3.25)	(3.17)	(2.67)	(2.13)

Net Asset Value, end of year	$44.18	$45.35	$45.03	$43.53	$43.04

Total Return (%)(b)	4.32	8.24	11.25	7.65	(5.84)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	267	224	104	83	86

Ratio of expenses before fee waiver (%)	0.20	0.20	0.20	0.20	0.20

Ratio of expenses after fee waiver (%)	0.20	0.20	0.20	0.20	0.20

Ratio of net investment income (loss) (%)	6.83	7.35	7.36	6.30	4.48

Portfolio turnover rate (%)(c)	46	48	56	49	46

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

100 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers USD High Yield BB-B ex Financials ETF

	Years Ended August 31,		Period Ended
	2026	2025	8/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$54.60	$54.59	$50.00

Income (loss) from investment operations:

Net investment income (loss)(b)	3.42	3.67	3.14

Net realized and unrealized gain (loss)	(0.59)	0.06	4.03

Total from investment operations	2.83	3.73	7.17

Less distributions from:

Net investment income	(3.38)	(3.72)	(2.58)

Total from distributions	(3.38)	(3.72)	(2.58)

Net Asset Value, end of period	$54.05	$54.60	$54.59

Total Return (%)(c)	5.34	7.13	14.62	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($millions)	3,119	1,138	655

Ratio of expenses before fee waiver (%)	0.20	0.20	0.21	*(d)

Ratio of expenses after fee waiver (%)	0.20	0.20	0.21	*(d)

Ratio of net investment income (loss) (%)	6.35	6.82	6.93	*

Portfolio turnover rate (%)(e)	37	37	32	**

(a)	For the period October 27, 2023 (commencement of operations) through August 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Includes excise tax expense. Excluding this expense, the ratio of expenses would have been 0.20%.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 101

Financial Highlights (Continued)

Xtrackers USD High Yield Corporate Bond ETF

	Years Ended August 31,

	2026	2025	2024	2023	2022

Selected Per Share Data

Net Asset Value, beginning of year	$37.03	$36.47	$34.58	$34.37	$40.31

Income (loss) from investment operations:

Net investment income (loss)(a)	2.34	2.33	2.16	1.94	1.61

Net realized and unrealized gain (loss)	(0.59)	0.54	1.91	0.25	(5.80)

Total from investment operations	1.75	2.87	4.07	2.19	(4.19)

Less distributions from:

Net investment income	(2.37)	(2.31)	(2.18)	(1.98)	(1.75)

Total from distributions	(2.37)	(2.31)	(2.18)	(1.98)	(1.75)

Net Asset Value, end of year	$36.41	$37.03	$36.47	$34.58	$34.37

Total Return (%)(b)	4.86	8.17	12.26	6.63	(10.67)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($millions)	3,564	3,940	3,603	3,859	3,615

Ratio of expenses before fee waiver (%)	0.05	0.05	0.19	0.20	0.20

Ratio of expenses after fee waiver (%)	0.05	0.05	0.07	0.15	0.15

Ratio of net investment income (loss) (%)	6.38	6.41	6.15	5.69	4.24

Portfolio turnover rate (%)(c)	30	29	31	26	24

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

102 | DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2026, the Trust consists of forty-two investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers High Beta High Yield Bond ETF

Xtrackers Low Beta High Yield Bond ETF

Xtrackers Short Duration High Yield Bond ETF

Xtrackers USD High Yield BB-B ex Financials ETF

Xtrackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers USD High Yield BB-B ex Financials ETF offers shares that are listed and traded on the Cboe BZX Exchange. Inc. (“Cboe”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers USD High Yield Corporate Bond ETF which lots consist of 100,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers High Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market High Beta Index
Xtrackers Low Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market Low Beta Index
Xtrackers Short Duration High Yield Bond ETF	Solactive USD High Yield Corporates Total Market 0-5 Year Index
Xtrackers USD High Yield BB-B ex Financials ETF	ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index
Xtrackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued US dollar-denominated below investment grade corporate debt. The ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index is a subset of the ICE BofA US High Yield Index which is designed to track the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. Under normal circumstances, the Solactive Indexes are reconstituted monthly on the last day of each month. The Funds reconstitute and rebalance their portfolios in accordance with their respective underlying indexes, and therefore any changes to the underlying indexes reconstitution and rebalance schedules will result in corresponding changes to a Fund’s reconstitution and rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF are diversified series of the Trust. Xtrackers USD High Yield BB-B ex Financials ETF is non-diversified and is not limited by the 1940 Act with regard to the percentage of its assets

DBX ETF Trust | 103

that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

104 | DBX ETF Trust

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2026 (or since the Fund’s inception if the Fund commenced operations less than four years prior to August 31, 2026), remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2026, the Funds did not incur any interest or penalties.

DBX ETF Trust | 105

As of August 31, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)

Xtrackers High Beta High Yield Bond ETF	$324,770	$(12,212,602)	$(1,209,284)	$(13,097,116)

Xtrackers Low Beta High Yield Bond ETF	289,710	(68,353,813)	(690,441)	(68,754,544)

Xtrackers Short Duration High Yield Bond ETF	1,617,878	(5,817,730)	(3,293,281)	(7,493,133)

Xtrackers USD High Yield BB-B ex Financials ETF	15,531,234	(6,586,370)	(11,073,707)	(2,128,843)

Xtrackers USD High Yield Corporate Bond ETF	19,245,144	(346,850,430)	(115,780,720)	(443,386,006)

The tax character of dividends and distributions declared for the years ended August 31, 2026 and August 31, 2025 were as follows:

Year Ended August 31, 2026
Ordinary Income*

Xtrackers High Beta High Yield Bond ETF	$2,569,594

Xtrackers Low Beta High Yield Bond ETF	5,484,046

Xtrackers Short Duration High Yield Bond ETF	17,264,083

Xtrackers USD High Yield BB-B ex Financials ETF	112,578,135

Xtrackers USD High Yield Corporate Bond ETF	237,318,591

Year Ended August 31, 2025
Ordinary Income*

Xtrackers High Beta High Yield Bond ETF	$902,850

Xtrackers Low Beta High Yield Bond ETF	14,265,605

Xtrackers Short Duration High Yield Bond ETF	10,297,636

Xtrackers USD High Yield BB-B ex Financials ETF	54,379,903

Xtrackers USD High Yield Corporate Bond ETF	230,660,536

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2026, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers High Beta High Yield Bond ETF	$2,999,018	$9,213,584	$12,212,602

Xtrackers Low Beta High Yield Bond ETF	35,422,285	32,931,528	68,353,813

Xtrackers Short Duration High Yield Bond ETF	2,530,736	3,286,994	5,817,730

Xtrackers USD High Yield BB-B ex Financials ETF	6,586,370	—	6,586,370

Xtrackers USD High Yield Corporate Bond ETF	50,056,018	296,794,412	346,850,430

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended August 31, 2026, the Funds had no post-October capital losses and no late year ordinary losses.

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For the fiscal year ended August 31, 2026, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital

Xtrackers High Beta High Yield Bond ETF	$(53,743)	$53,743

Xtrackers Low Beta High Yield Bond ETF	(276,931)	276,931

Xtrackers Short Duration High Yield Bond ETF	(100,018)	100,018

Xtrackers USD High Yield BB-B ex Financials ETF	(7,831,692)	7,831,692

Xtrackers USD High Yield Corporate Bond ETF	(4,712,671)	4,712,671

As of August 31, 2026, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers High Beta High Yield Bond ETF	$50,320,329	$(1,209,284)	$498,689	$(1,707,973)

Xtrackers Low Beta High Yield Bond ETF	64,574,087	(690,441)	72,831	(763,272)

Xtrackers Short Duration High Yield Bond ETF	279,976,546	(3,293,281)	2,915,420	(6,208,701)

Xtrackers USD High Yield BB-B ex Financials ETF	3,211,969,934	(11,073,715)	19,518,255	(30,591,970)

Xtrackers USD High Yield Corporate Bond ETF	3,856,781,075	(115,780,720)	20,995,157	(136,775,877)

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Receivables and payables related to foreign taxes as of August 31, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. National Financial Services LLC (Fidelity Agency Lending) serves as securities lending agent for Xtrackers USD High Yield BB-B ex Financials ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Deutsche Bank AG serves as securities lending agent for Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF and lends securities of the Funds to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2026, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of August 31, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities

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within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2026, the Fund listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2026
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total

Xtrackers High Beta High Yield Bond ETF

Corporate Bonds	$2,286,629	$—	$—	$—	$2,286,629

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$2,286,629

Xtrackers Low Beta High Yield Bond ETF

Corporate Bonds	$398,708	$—	$—	$—	$398,708

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$398,708

Xtrackers Short Duration High Yield Bond ETF

Corporate Bonds	$9,166,168	$—	$—	$—	$9,166,168

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$9,166,168

Xtrackers USD High Yield BB-B ex Financials ETF

Corporate Bonds	$124,929,300	$—	$—	$—	$124,929,300

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$124,929,300

Corporate Bonds	$259,884,904	$—	$—	$—	$259,884,904

Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions					259,884,904

Xtrackers USD High Yield Corporate Bond ETF

Corporate Bonds	$197,481,347	$—	$—	$—	$197,481,347

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$197,481,347

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers High Beta High Yield Bond ETF	0.20%

Xtrackers Low Beta High Yield Bond ETF	0.20%

Xtrackers Short Duration High Yield Bond ETF	0.20%

Xtrackers USD High Yield BB-B ex Financials ETF	0.20%

Xtrackers USD High Yield Corporate Bond ETF	0.05%

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The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the year ended August 31, 2026, the Advisor waived expenses of the Funds as follows:

Expenses Waived

Xtrackers High Beta High Yield Bond ETF	$304

Xtrackers Low Beta High Yield Bond ETF	1,366

Xtrackers Short Duration High Yield Bond ETF	3,299

Xtrackers USD High Yield BB-B ex Financials ETF	17,700

Xtrackers USD High Yield Corporate Bond ETF	34,194

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the funds listed below. For the year ended August 31, 2026, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees

Xtrackers High Beta High Yield Bond ETF	$1,499

Xtrackers Low Beta High Yield Bond ETF	250

Xtrackers Short Duration High Yield Bond ETF	6,763

Xtrackers USD High Yield Corporate Bond ETF	119,127

4. Investment Portfolio Transactions

For the year ended August 31, 2026, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Xtrackers High Beta High Yield Bond ETF	$20,848,432	$21,214,098

Xtrackers Low Beta High Yield Bond ETF	49,301,373	49,092,528

Xtrackers Short Duration High Yield Bond ETF	113,998,397	112,824,068

Xtrackers USD High Yield BB-B ex Financials ETF	698,290,085	681,470,859

Xtrackers USD High Yield Corporate Bond ETF	1,072,138,805	1,085,656,157

For the year ended August 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales

Xtrackers High Beta High Yield Bond ETF	$33,075,476	$1,951,798

Xtrackers Low Beta High Yield Bond ETF	14,357,672	94,331,037

Xtrackers Short Duration High Yield Bond ETF	55,399,147	8,686,000

Xtrackers USD High Yield BB-B ex Financials ETF	2,190,125,456	251,831,990

Xtrackers USD High Yield Corporate Bond ETF	1,366,665,335	1,657,605,681

DBX ETF Trust | 109

Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the year ended August 31, 2026, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold

Xtrackers High Beta High Yield Bond ETF	$3,667,801	$11,588,537	$183,234

Xtrackers Low Beta High Yield Bond ETF	11,588,537	3,667,801	(129,612)

5. Fund Share Transactions

As of August 31, 2026, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the year ended August 31, 2026, the Advisor agreed to reimburse the Funds and amounts below for losses due to trades executed incorrectly. The amounts compensated were less than 0.01% of the Funds’ average net assets, thus having no impact on the Funds’ total return.

DBX Advisors LLC	Amount

Xtrackers High Beta High Yield Bond ETF	$232

Xtrackers Low Beta High Yield Bond ETF	1,420

Xtrackers Short Duration High Yield Bond ETF	1,441

Xtrackers USD High Yield BB-B ex Financials ETF	10,499

Xtrackers USD High Yield Corporate Bond ETF	10,308

7. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at August 31, 2026.

110 | DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers USD High Yield BB-B ex Financials ETF and Xtrackers USD High Yield Corporate Bond ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers USD High Yield BB-B ex Financials ETF and Xtrackers USD High Yield Corporate Bond ETF (collectively referred to as the “Funds”), (five of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting DBX ETF Trust) at August 31, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers High Beta High Yield Bond ETF Xtrackers Low Beta High Yield Bond ETF Xtrackers Short Duration High Yield Bond ETF Xtrackers USD High Yield Corporate Bond ETF	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the five years in the period ended August 31, 2026
Xtrackers USD High Yield BB-B ex Financials ETF	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the two years in the period ended August 31, 2026 and for the period October 27, 2023 (commencement of operations) through August 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DBX ETF Trust | 111

Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 22, 2026

112 | DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers USD High Yield BB-B ex Financials ETF and Xtrackers USD High Yield Corporate Bond ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 12-13, 2026 (the “Meeting”), the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers USD High Yield BB-B ex Financials ETF and Xtrackers USD High Yield Corporate Bond ETF (each a “Fund,” and collectively, the “Funds”) for another annual period ending on May 31, 2027. The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the Investment Advisory Agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) for Funds with three years of performance history as of December 31, 2025, each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on May 12, 2026 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the Meeting.

The Independent Trustees also noted that they had received and took into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to approve the continuation of the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fees; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

DBX ETF Trust | 113

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge, as applicable. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board noted that the advisory fees and total expenses (after waivers/reimbursements, as applicable) for the Funds were below the average and/or median of the ETFs in each Fund’s respective Peer Group. The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ operating expenses (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that only Xtrackers USD High Yield BB-B ex Financials ETF was profitable at this time and the Advisor’s profitability with respect to the Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationship with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

114 | DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Economies of Scale. The Board considered that Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers USD High Yield BB-B ex Financials ETF and Xtrackers USD High Yield Corporate Bond ETF had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was competitive. The Board considered that Xtrackers High Beta High Yield Bond ETF was not experiencing economies of scale at this time and determined to revisit this matter after the Fund had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust | 115

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

116 | DBX ETF Trust

August 31, 2026

Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers S&P 100 Ex Top 20 ETF (XOEX)

Xtrackers S&P 500 Diversified Sector Weight ETF (SPXD)

Xtrackers S&P 500 Growth Scored & Screened ETF (SNPG)

Xtrackers S&P 500 Scored & Screened ETF (SNPE)

Xtrackers S&P Dividend Aristocrats Screened ETF (SNPD)

Xtrackers S&P MidCap 400 Scored & Screened ETF (MIDE)

Table of Contents

Page

Schedule of Investments

Xtrackers S&P 100 Ex Top 20 ETF	2

Xtrackers S&P 500 Diversified Sector Weight ETF	5

Xtrackers S&P 500 Growth Scored & Screened ETF	12

Xtrackers S&P 500 Scored & Screened ETF	15

Xtrackers S&P Dividend Aristocrats Screened ETF	21

Xtrackers S&P MidCap 400 Scored & Screened ETF	24

Statements of Assets and Liabilities	29

Statements of Operations	31

Statements of Changes in Net Assets	33

Financial Highlights	36

Notes to Financial Statements	42

Report of Independent Registered Public Accounting Firm	51

Board Considerations in Approval of Investment Advisory Contracts	53

Tax Information	56

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust | 1

Schedule of Investments

Xtrackers S&P 100 Ex Top 20 ETF

August 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 99.8%

Communication Services — 7.0%
AT&T, Inc.	121,309	3,140,690
Comcast Corp., Class A	62,620	1,666,944
Netflix, Inc. *	73,473	5,954,987
T-Mobile US, Inc.	8,118	1,464,812
Verizon Communications, Inc.	72,934	3,648,159
Walt Disney Co.	30,315	3,260,378

(Cost $18,381,668)		19,135,970

Consumer Discretionary — 6.6%
Booking Holdings, Inc.	13,598	2,707,226
General Motors Co.	15,814	1,365,064
Home Depot, Inc.	17,361	5,691,457
Lowe’s Cos., Inc.	9,830	2,012,201
McDonald’s Corp.	12,438	3,277,910
NIKE, Inc., Class B	20,830	813,620
Starbucks Corp.	19,905	2,114,906

(Cost $18,522,969)		17,982,384

Consumer Staples — 9.1%
Altria Group, Inc.	29,315	2,007,491
Coca-Cola Co.	67,658	5,999,235
Colgate-Palmolive Co.	13,886	1,247,241
Mondelez International, Inc., Class A	22,559	1,400,237
PepsiCo, Inc.	23,944	3,360,301
Philip Morris International, Inc.	27,167	5,088,379
Procter & Gamble Co.	40,668	5,901,740

(Cost $24,066,553)		25,004,624

Energy — 3.5%
Chevron Corp.	32,735	6,747,993
ConocoPhillips	21,235	2,813,425

(Cost $8,276,074)		9,561,418

Financials — 17.7%
American Express Co.	9,293	3,068,270
Bank of America Corp.	114,128	7,069,088
Bank of New York Mellon Corp.	11,991	1,933,909
Blackrock, Inc.	2,523	2,915,604
Capital One Financial Corp.	10,912	2,340,733
Charles Schwab Corp.	28,498	3,129,650
Citigroup, Inc.	29,749	3,915,563
Goldman Sachs Group, Inc.	5,163	5,296,722
Mastercard, Inc., Class A	14,099	8,308,682
Morgan Stanley	20,919	4,462,441
US Bancorp	27,130	1,670,665
Wells Fargo & Co.	53,427	4,615,559

(Cost $44,170,200)		48,726,886

Health Care — 17.9%
Abbott Laboratories	30,411	3,356,158
AbbVie, Inc.	30,853	7,911,326
Amgen, Inc.	9,404	4,042,592

	Number of Shares	Value $
Bristol-Myers Squibb Co.	35,644	2,381,376
CVS Health Corp.	22,283	2,092,597
Danaher Corp.	11,038	2,357,275
Gilead Sciences, Inc.	21,701	3,175,724
Intuitive Surgical, Inc. *	6,188	2,332,010
Medtronic PLC	22,466	2,036,543
Merck & Co., Inc.	43,103	6,368,899
Pfizer, Inc.	99,792	2,840,080
Thermo Fisher Scientific, Inc.	6,500	4,011,150
UnitedHealth Group, Inc.	15,879	6,183,441

(Cost $43,366,454)		49,089,171

Industrials — 15.8%
3M Co.	9,157	1,573,447
Boeing Co. *	13,768	2,860,715
Caterpillar, Inc.	8,047	6,417,241
Deere & Co.	4,389	2,874,400
Emerson Electric Co.	9,840	1,500,010
FedEx Corp.	3,849	1,260,163
GE Vernova, Inc.	4,684	4,208,714
General Dynamics Corp.	4,435	1,646,937
General Electric Co.	18,232	6,120,665
Honeywell Aerospace, Inc. *	5,463	863,755
Lockheed Martin Corp.	3,545	1,989,560
RTX Corp.	23,533	4,888,510
Uber Technologies, Inc. *	35,547	2,689,131
Union Pacific Corp.	10,401	3,127,269
United Parcel Service, Inc., Class B	13,083	1,363,641

(Cost $42,144,501)		43,384,158

Information Technology — 17.5%
Accenture PLC, Class A	10,728	2,035,745
Adobe, Inc. *	7,041	2,061,534
Applied Materials, Inc.	13,838	6,343,201
International Business Machines Corp.	16,402	3,835,936
Intuit, Inc.	4,832	1,736,138
Lam Research Corp.	21,838	6,583,939
Oracle Corp.	29,720	4,431,846
Palantir Technologies, Inc., Class A*	40,146	7,482,411
QUALCOMM, Inc.	18,458	3,146,720
Salesforce, Inc.	14,314	3,686,428
ServiceNow, Inc. *	18,130	2,683,059
Texas Instruments, Inc.	15,862	4,138,554

(Cost $48,749,062)		48,165,511

Materials — 1.4%
Linde PLC

(Cost $3,850,645)	8,056	3,944,056

Real Estate — 1.0%

See Notes to Financial Statements.

2 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P 100 Ex Top 20 ETF (Continued)

August 31, 2026

	Number of Shares	Value $
American Tower Corp. REIT	8,140	1,430,198
Simon Property Group, Inc. REIT	5,734	1,217,443

(Cost $2,567,294)		2,647,641

Utilities — 2.3%
Duke Energy Corp.	13,677	1,640,009
NextEra Energy, Inc.	36,380	2,995,529
Southern Co.	19,592	1,724,096

(Cost $6,630,685)		6,359,634

TOTAL COMMON STOCKS

(Cost $260,726,105)		274,001,453

EXCHANGE-TRADED FUNDS — 0.0%
Defiance Large Cap ex-Mag 7 ETF (a) (Cost $106,262)	4,125	107,374

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (b)(c) (Cost $98,975)	98,975	98,975

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.65% (b) (Cost $226,982)	226,982	226,982

TOTAL INVESTMENTS — 99.9%
(Cost $261,158,324)		274,434,784

Other assets and liabilities, net — 0.1%		169,048

NET ASSETS — 100.0%		274,603,832

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($ )	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (b)(c)
—	98,975	(d)	—	—	—	50	—	98,975	98,975
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.65% (b)
1,497	2,700,040		(2,474,555)	—	—	2,706	—	226,982	226,982
1,497	2,799,015		(2,474,555)	—	—	2,756	—	325,957	325,957

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $96,459, which is 0.0% of net assets.

See Notes to Financial Statements.

DBX ETF Trust | 3

Schedule of Investments

Xtrackers S&P 100 Ex Top 20 ETF (Continued)

August 31, 2026

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2026.

REIT:    Real Estate Investment Trust

At August 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
Micro E-Mini S&P 500 Index	USD	10	377,576	384,950	9/18/2026	7,374

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$274,001,453	$—	$—	$274,001,453

Exchange-Traded Funds	107,374	—	—	107,374

Short-Term Investments (a)	325,957	—	—	325,957

Derivatives (b)

Futures Contracts	7,374	—	—	7,374

TOTAL	$274,442,158	$—	$—	$274,442,158

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

4 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF

August 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 99.2%

Communication Services — 6.4%
Alphabet, Inc., Class A	97	32,917
Alphabet, Inc., Class C	79	26,498
AppLovin Corp., Class A *	2	624
AT&T, Inc.	1,024	26,511
Charter Communications, Inc., Class A *	106	16,159
Comcast Corp., Class A	1,614	42,965
EchoStar Corp., Class A *	409	35,354
Fox Corp., Class A	52	3,502
Fox Corp., Class B	31	1,867
Live Nation Entertainment, Inc. *	29	5,217
Meta Platforms, Inc., Class A	83	47,504
Netflix, Inc. *	45	3,647
News Corp., Class A	621	19,071
News Corp., Class B	203	6,985
Omnicom Group, Inc.	174	15,230
Paramount Skydance Corp., Class B	1,087	11,859
Take-Two Interactive Software, Inc.*	40	8,788
Tko Group Holdings, Inc.	7	1,278
T-Mobile US, Inc.	82	14,796
Trade Desk, Inc., Class A *	20	275
Verizon Communications, Inc.	559	27,961
Walt Disney Co.	887	95,397
Warner Bros Discovery, Inc. *	460	13,124

(Cost $465,863)		457,529

Consumer Discretionary — 9.4%
Airbnb, Inc., Class A *	16	2,932
Amazon.com, Inc. *	173	44,940
Aptiv PLC *	256	11,459
AutoZone, Inc. *	2	5,983
Best Buy Co., Inc.	50	4,008
Booking Holdings, Inc.	33	6,570
Carnival Corp. Ltd. *	189	4,515
Carvana Co. *	190	13,957
Chipotle Mexican Grill, Inc. *	434	16,505
D.R. Horton, Inc.	124	17,925
Darden Restaurants, Inc.	167	35,781
Deckers Outdoor Corp. *	27	2,351
Domino’s Pizza, Inc.	13	4,447
DoorDash, Inc., Class A *	48	11,124
eBay, Inc.	6	621
Expedia Group, Inc.	14	4,440
Ford Motor Co.	1,845	25,719
Garmin Ltd.	25	7,103
General Motors Co.	296	25,551
Genuine Parts Co.	75	10,175

	Number of Shares	Value $
Hasbro, Inc.	138	12,986
Hilton Worldwide Holdings, Inc.	11	3,479
Home Depot, Inc.	29	9,507
Las Vegas Sands Corp.	196	8,587
Lennar Corp., Class A	317	26,663
Lowe’s Cos., Inc.	30	6,141
Lululemon Athletica, Inc. *	50	6,013
Marriott International, Inc., Class A	21	7,177
McDonald’s Corp.	128	33,733
MGM Resorts International *	329	13,607
NIKE, Inc., Class B	927	36,209
Norwegian Cruise Line Holdings Ltd.*	96	1,549
NVR, Inc. *	1	6,315
O’Reilly Automotive, Inc. *	75	6,660
PulteGroup, Inc.	89	11,243
Ralph Lauren Corp.	81	28,099
Ross Stores, Inc.	110	25,139
Royal Caribbean Cruises Ltd.	11	2,956
Starbucks Corp.	401	42,606
Tapestry, Inc.	187	23,074
Tesla, Inc. *	42	15,454
TJX Cos., Inc.	142	19,015
Tractor Supply Co.	1,176	41,042
Ulta Beauty, Inc. *	18	9,668
Williams-Sonoma, Inc.	4	913
Wynn Resorts Ltd.	58	5,294
Yum! Brands, Inc.	73	11,192

(Cost $687,317)		670,427

Consumer Staples — 11.8%
Altria Group, Inc.	238	16,298
Archer-Daniels-Midland Co.	385	31,297
Brown-Forman Corp., Class B	635	16,872
Bunge Global SA	213	24,753
Casey’s General Stores, Inc.	6	4,513
Church & Dwight Co., Inc.	174	17,362
Clorox Co.	218	21,294
Coca-Cola Co.	91	8,069
Colgate-Palmolive Co.	415	37,275
Constellation Brands, Inc., Class A	180	23,512
Costco Wholesale Corp.	90	84,950
Dollar General Corp.	56	7,098
Dollar Tree, Inc. *	18	2,279
Estee Lauder Cos., Inc., Class A	167	17,084
General Mills, Inc.	584	24,061
Hershey Co.	13	2,291
Hormel Foods Corp.	235	5,135
J M Smucker Co.	64	8,394
Kenvue, Inc.	1,030	19,446
Keurig Dr Pepper, Inc.	352	11,215

See Notes to Financial Statements.

DBX ETF Trust | 5

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF (Continued)

August 31, 2026

	Number of Shares	Value $
Kimberly-Clark Corp.	282	30,442
Kraft Heinz Co.	453	11,628
Kroger Co.	343	19,736
McCormick & Co., Inc.	46	2,494
Molson Coors Beverage Co., Class B	250	9,940
Mondelez International, Inc., Class A	152	9,435
Monster Beverage Corp. *	30	1,378
PepsiCo, Inc.	99	13,894
Philip Morris International, Inc.	285	53,380
Procter & Gamble Co.	675	97,956
Sysco Corp.	978	79,296
Target Corp.	179	28,797
Tyson Foods, Inc., Class A	516	28,452
Walmart, Inc.	672	70,473

(Cost $819,657)		840,499

Energy — 5.7%
APA Corp.	65	2,805
Baker Hughes Co.	155	9,850
Chevron Corp.	160	32,982
ConocoPhillips	137	18,151
Devon Energy Corp.	108	5,239
Diamondback Energy, Inc.	24	4,812
EOG Resources, Inc.	76	11,017
EQT Corp.	73	3,955
Expand Energy Corp.	45	4,417
ExxonMobil Holdings Corp.	284	45,710
Halliburton Co.	197	7,259
Kinder Morgan, Inc.	1,515	48,844
Marathon Petroleum Corp.	74	27,626
Occidental Petroleum Corp.	118	7,101
ONEOK, Inc.	368	35,332
Phillips 66	346	85,317
SLB Ltd.	224	13,462
Targa Resources Corp.	24	7,048
Texas Pacific Land Corp.	7	2,620
Valero Energy Corp.	59	21,176
Williams Cos., Inc.	111	8,331

(Cost $280,260)		403,054

Financials — 13.5%
Aflac, Inc.	49	5,677
Allstate Corp.	70	18,046
American Express Co.	29	9,575
American International Group, Inc.	70	5,345
Ameriprise Financial, Inc.	6	3,319
Aon PLC, Class A	9	2,894
Apollo Global Management, Inc.	40	5,463
Arch Capital Group Ltd. *	39	3,825
Ares Management Corp., Class A	113	16,178

	Number of Shares	Value $
Arthur J Gallagher & Co.	13	3,408
Assurant, Inc.	11	3,100
Bank of America Corp.	315	19,511
Bank of New York Mellon Corp.	81	13,064
Berkshire Hathaway, Inc., Class B*	538	271,168
Blackrock, Inc.	16	18,490
Blackstone, Inc.	10	1,432
Block, Inc. *	125	10,253
Brown & Brown, Inc.	17	1,227
Capital One Financial Corp.	85	18,233
Cboe Global Markets, Inc.	10	3,002
Charles Schwab Corp.	134	14,716
Chubb Ltd.	33	11,174
Cincinnati Financial Corp.	39	6,626
Citigroup, Inc.	137	18,032
Citizens Financial Group, Inc.	40	2,755
CME Group, Inc.	15	4,282
Coinbase Global, Inc., Class A *	17	3,198
Corpay, Inc. *	2	809
Erie Indemnity Co., Class A	17	4,345
Everest Group Ltd.	36	13,487
FactSet Research Systems, Inc.	4	1,254
Fidelity National Information Services, Inc.	39	1,590
Fifth Third Bancorp	86	4,624
Fiserv, Inc. *	364	19,405
Franklin Templeton, Inc.	27	922
Global Payments, Inc.	18	1,639
Globe Life, Inc.	12	2,072
Goldman Sachs Group, Inc.	33	33,855
Hartford Insurance Group, Inc.	301	41,351
Huntington Bancshares, Inc.	178	2,970
Interactive Brokers Group, Inc., Class A	70	6,810
Intercontinental Exchange, Inc.	53	8,517
Invesco Ltd.	39	1,278
Jack Henry & Associates, Inc.	15	2,519
JPMorgan Chase & Co.	131	46,639
KeyCorp	132	2,853
KKR & Co., Inc.	58	6,364
Loews Corp.	50	5,414
M&T Bank Corp.	10	2,339
Marsh & McLennan Cos., Inc.	21	3,986
Mastercard, Inc., Class A	8	4,714
MetLife, Inc.	240	22,841
Moody’s Corp.	11	5,551
Morgan Stanley	97	20,692
MSCI, Inc.	4	2,283
Nasdaq, Inc.	67	6,607
Northern Trust Corp.	43	7,979
PayPal Holdings, Inc.	90	4,740

See Notes to Financial Statements.

6 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF (Continued)

August 31, 2026

	Number of Shares	Value $
PNC Financial Services Group, Inc.	32	7,668
Principal Financial Group, Inc.	39	4,296
Progressive Corp.	99	21,590
Prudential Financial, Inc.	199	23,402
Raymond James Financial, Inc.	20	3,563
Regions Financial Corp.	82	2,450
Robinhood Markets, Inc., Class A*	28	2,935
S&P Global, Inc.	18	7,845
State Street Corp.	36	6,890
Synchrony Financial	25	1,927
T. Rowe Price Group, Inc.	33	3,672
Travelers Cos., Inc.	101	36,959
Truist Financial Corp.	160	7,933
US Bancorp	155	9,545
Visa, Inc., Class A	18	6,829
W.R. Berkley Corp.	54	3,648
Wells Fargo & Co.	264	22,807
Willis Towers Watson PLC	8	2,708

(Cost $873,355)		961,109

Health Care — 14.8%
Abbott Laboratories	1,411	155,718
AbbVie, Inc.	21	5,385
Agilent Technologies, Inc.	31	4,760
Align Technology, Inc. *	18	2,876
Amgen, Inc.	10	4,299
Baxter International, Inc.	478	12,428
Becton Dickinson & Co.	45	8,465
Biogen, Inc. *	22	4,766
Bio-Techne Corp.	27	1,952
Boston Scientific Corp. *	139	6,714
Bristol-Myers Squibb Co.	689	46,032
Cardinal Health, Inc.	84	19,708
Cencora, Inc.	29	9,384
Centene Corp. *	492	31,655
Charles River Laboratories International, Inc.*	21	6,053
Cigna Group	32	8,835
Cooper Cos., Inc. *	35	2,453
CVS Health Corp.	660	61,981
Danaher Corp.	64	13,668
Davita, Inc. *	11	1,936
Dexcom, Inc. *	61	5,555
Edwards Lifesciences Corp. *	30	2,722
Elevance Health, Inc.	45	17,664
Eli Lilly & Co.	5	5,784
GE HealthCare Technologies, Inc.	134	9,545
Gilead Sciences, Inc.	20	2,927
HCA Healthcare, Inc.	77	31,913
Henry Schein, Inc. *	175	15,715

	Number of Shares	Value $
Humana, Inc.	43	16,479
IDEXX Laboratories, Inc. *	8	4,454
Incyte Corp. *	1	123
Insulet Corp. *	33	4,906
Intuitive Surgical, Inc. *	10	3,769
IQVIA Holdings, Inc. *	80	20,895
Johnson & Johnson	68	18,078
Labcorp Holdings, Inc.	33	10,978
McKesson Corp.	32	28,330
Medtronic PLC	216	19,580
Merck & Co., Inc.	95	14,037
Mettler-Toledo International, Inc.*	1	1,405
Moderna, Inc. *	864	121,254
Pfizer, Inc.	1,513	43,060
Quest Diagnostics, Inc.	27	6,488
Regeneron Pharmaceuticals, Inc.	118	94,291
ResMed, Inc.	63	15,126
Revvity, Inc.	10	1,287
Solventum Corp. *	39	3,551
STERIS PLC	9	2,094
Stryker Corp.	27	8,743
Thermo Fisher Scientific, Inc.	55	33,941
UnitedHealth Group, Inc.	107	41,667
Universal Health Services, Inc., Class B	51	8,687
Veeva Systems, Inc., Class A *	9	2,571
Vertex Pharmaceuticals, Inc. *	2	1,089
Viatris, Inc.	551	9,097
Waters Corp. *	5	2,073
West Pharmaceutical Services, Inc.	3	1,023
Zimmer Biomet Holdings, Inc.	27	2,701
Zoetis, Inc.	133	10,254

(Cost $833,669)		1,052,924

Industrials — 11.3%
3M Co.	134	23,025
A O Smith Corp.	22	1,301
Allegion PLC	53	8,228
AMETEK, Inc.	18	4,233
Automatic Data Processing, Inc.	106	30,333
Axon Enterprise, Inc. *	6	3,399
Boeing Co. *	35	7,272
Broadridge Financial Solutions, Inc.	33	6,019
Builders FirstSource, Inc. *	43	2,855
C.H. Robinson Worldwide, Inc.	29	4,340
Carrier Global Corp.	100	5,822
Caterpillar, Inc.	25	19,937
Cintas Corp.	71	14,327
Comfort Systems USA, Inc.	2	3,091
Copart, Inc. *	500	16,495

See Notes to Financial Statements.

DBX ETF Trust | 7

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF (Continued)

August 31, 2026

	Number of Shares	Value $
CSX Corp.	150	7,576
Cummins, Inc.	22	12,417
Deere & Co.	35	22,922
Delta Air Lines, Inc.	279	21,762
Dover Corp.	35	6,798
DuPont de Nemours, Inc.	35	4,711
Eaton Corp. PLC	42	16,879
EMCOR Group, Inc.	35	25,709
Emerson Electric Co.	33	5,031
Equifax, Inc.	107	20,240
Expeditors International of Washington, Inc.	21	3,983
Fastenal Co.	33	1,627
FedEx Corp.	37	12,114
Fedex Freight Holding Co., Inc. *	20	2,675
Fortive Corp.	15	883
GE Vernova, Inc.	12	10,782
Generac Holdings, Inc. *	14	2,595
General Dynamics Corp.	38	14,111
General Electric Co.	9	3,021
Honeywell Aerospace, Inc. *	30	4,743
Honeywell International, Inc.	30	6,406
Howmet Aerospace, Inc.	55	13,472
Hubbell, Inc.	3	1,359
Huntington Ingalls Industries, Inc.	9	2,621
IDEX Corp.	20	4,573
Illinois Tool Works, Inc.	64	17,624
Ingersoll Rand, Inc.	40	3,082
Jacobs Solutions, Inc.	115	17,141
JB Hunt Transport Services, Inc.	18	4,778
Johnson Controls International PLC	87	12,027
L3Harris Technologies, Inc.	46	12,248
Leidos Holdings, Inc.	97	13,600
Lennox International, Inc.	3	1,148
Lockheed Martin Corp.	7	3,929
Masco Corp.	30	2,165
Nordson Corp.	6	1,930
Norfolk Southern Corp.	20	6,856
Northrop Grumman Corp.	28	15,112
Old Dominion Freight Line, Inc.	2	400
Otis Worldwide Corp.	183	13,017
PACCAR, Inc.	59	7,324
Parker-Hannifin Corp.	10	9,794
Paychex, Inc.	72	9,168
Pentair PLC	168	10,157
Quanta Services, Inc.	9	5,464
Republic Services, Inc.	22	4,860
Rockwell Automation, Inc.	2	849
Rollins, Inc.	112	4,040
RTX Corp.	202	41,961

	Number of Shares	Value $
Snap-on, Inc.	10	3,863
Southwest Airlines Co.	262	10,095
Stanley Black & Decker, Inc.	118	11,372
Textron, Inc.	368	29,646
Trane Technologies PLC	14	6,222
TransDigm Group, Inc. *	8	9,374
Uber Technologies, Inc. *	229	17,324
Union Pacific Corp.	49	14,733
United Airlines Holdings, Inc. *	218	23,542
United Parcel Service, Inc., Class B	90	9,381
United Rentals, Inc.	19	19,722
Veralto Corp.	30	2,957
Verisk Analytics, Inc.	7	1,356
Vertiv Holdings Co., Class A	9	2,328
W.W. Grainger, Inc.	3	3,928
Waste Management, Inc.	69	15,105
Westinghouse Air Brake Technologies Corp.	76	21,731
Xylem, Inc.	62	6,827

(Cost $750,532)		807,867

Information Technology — 13.0%
Accenture PLC, Class A	56	10,627
Adobe, Inc. *	9	2,635
Advanced Micro Devices, Inc. *	5	2,354
Akamai Technologies, Inc. *	8	869
Amphenol Corp., Class A	82	13,001
Analog Devices, Inc.	35	12,675
Apple, Inc.	230	72,875
Applied Materials, Inc.	36	16,502
Arista Networks, Inc. *	29	5,675
Autodesk, Inc. *	2	517
Broadcom, Inc.	63	23,331
Cadence Design Systems, Inc. *	15	5,082
CDW Corp.	55	8,337
Ciena Corp. *	87	33,304
Cisco Systems, Inc.	241	26,628
Cognizant Technology Solutions Corp., Class A	100	6,458
Coherent Corp. *	11	3,056
Corning, Inc.	57	8,478
Crowdstrike Holdings, Inc., Class A*	8	1,848
Datadog, Inc., Class A *	2	474
Dell Technologies, Inc., Class C	77	35,113
F5, Inc. *	2	814
Fair Isaac Corp. *	1	1,147
First Solar, Inc. *	10	2,019
Flex Ltd. *	248	27,094
Fortinet, Inc. *	19	3,248
Gartner, Inc. *	15	2,972

See Notes to Financial Statements.

8 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF (Continued)

August 31, 2026

	Number of Shares	Value $
Gen Digital, Inc.	53	1,643
GoDaddy, Inc., Class A *	376	36,803
Hewlett Packard Enterprise Co.	302	15,776
HP, Inc.	536	16,091
Intel Corp. *	218	19,513
International Business Machines Corp.	140	32,742
Intuit, Inc.	18	6,467
Jabil, Inc.	187	57,084
Keysight Technologies, Inc. *	15	4,840
KLA Corp.	106	18,598
Lam Research Corp.	42	12,663
Lumentum Holdings, Inc. *	13	11,892
Marvell Technology, Inc.	12	2,540
Microchip Technology, Inc.	7	514
Micron Technology, Inc.	15	14,381
Microsoft Corp.	173	87,761
Monolithic Power Systems, Inc.	2	2,535
Motorola Solutions, Inc.	32	15,530
NetApp, Inc.	62	11,488
NVIDIA Corp.	90	19,870
NXP Semiconductors NV	71	15,949
ON Semiconductor Corp. *	62	4,594
Oracle Corp.	45	6,710
Palantir Technologies, Inc., Class A*	41	7,642
Palo Alto Networks, Inc. *	11	4,203
PTC, Inc. *	2	311
Qnity Electronics, Inc.	14	1,672
QUALCOMM, Inc.	145	24,720
Roper Technologies, Inc.	25	10,616
Salesforce, Inc.	61	15,710
Sandisk Corp. *	2	3,133
Seagate Technology Holdings PLC	4	3,313
ServiceNow, Inc. *	17	2,516
Skyworks Solutions, Inc.	63	4,222
Super Micro Computer, Inc. *	261	9,730
Synopsys, Inc. *	21	9,231
TE Connectivity PLC	47	9,647
Teledyne Technologies, Inc. *	6	3,678
Teradyne, Inc.	16	5,597
Texas Instruments, Inc.	105	27,395
Trimble, Inc. *	50	2,997
Tyler Technologies, Inc. *	12	4,467
VeriSign, Inc.	56	16,144
Western Digital Corp.	7	3,154
Workday, Inc., Class A *	16	3,159
Zebra Technologies Corp., Class A*	18	6,364

(Cost $779,948)		922,738

Materials — 3.6%

	Number of Shares	Value $
Air Products and Chemicals, Inc.	5	1,547
Albemarle Corp.	6	810
Amcor PLC	190	8,719
Avery Dennison Corp.	346	60,242
Ball Corp.	78	4,912
CF Industries Holdings, Inc.	32	4,161
Corteva, Inc.	100	8,463
CRH PLC	182	17,161
Dow, Inc.	266	8,118
Ecolab, Inc.	40	11,328
Freeport-McMoRan, Inc.	277	20,980
International Flavors & Fragrances, Inc.	41	3,540
International Paper Co.	128	4,855
Linde PLC	21	10,281
LyondellBasell Industries NV, Class A	52	3,384
Martin Marietta Materials, Inc.	6	3,112
Mosaic Co.	269	6,488
Newmont Corp.	172	21,682
Nucor Corp.	69	17,225
Packaging Corp. of America	6	1,404
PPG Industries, Inc.	20	2,244
Sherwin-Williams Co.	20	6,776
Smurfit Westrock PLC	130	6,097
Steel Dynamics, Inc.	92	21,401
Vulcan Materials Co.	18	4,853

(Cost $228,473)		259,783

Real Estate — 3.9%
Alexandria Real Estate Equities, Inc. REIT	66	3,385
American Tower Corp. REIT	55	9,664
Bxp, Inc. REIT	116	7,887
Camden Property Trust REIT	27	2,857
CBRE Group, Inc., Class A *	322	46,951
Costar Group, Inc. *	373	11,962
Crown Castle, Inc. REIT	50	3,807
Digital Realty Trust, Inc. REIT	5	928
Equinix, Inc. REIT	1	1,047
Essex Property Trust, Inc. REIT	13	3,679
Extra Space Storage, Inc. REIT	93	13,122
Federal Realty Investment Trust REIT	10	1,160
Healthpeak Properties, Inc. REIT	351	7,308
Host Hotels & Resorts, Inc. REIT	540	11,842
Invitation Homes, Inc. REIT	198	5,770
Iron Mountain, Inc. REIT	55	6,344
Kimco Realty Corp. REIT	84	1,992
Mid-America Apartment Communities, Inc. REIT	38	4,896
Prologis, Inc. REIT	111	15,531
Public Storage REIT	66	20,261

See Notes to Financial Statements.

DBX ETF Trust | 9

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF (Continued)

August 31, 2026

	Number of Shares	Value $
Realty Income Corp. REIT	96	5,883
Regency Centers Corp. REIT	25	1,869
SBA Communications Corp. REIT	20	3,793
Simon Property Group, Inc. REIT	23	4,883
UDR, Inc. REIT	85	3,141
Ventas, Inc. REIT	101	9,208
VICI Properties, Inc. REIT	102	2,616
Vivmark Residential REIT	273	17,783
Welltower, Inc. REIT	82	19,372
Weyerhaeuser Co. REIT	1,093	25,543

(Cost $273,087)		274,484

Utilities — 5.8%
AES Corp. (The)	780	11,497
Alliant Energy Corp.	33	2,243
Ameren Corp.	44	4,664
American Electric Power Co., Inc.	118	14,447
American Water Works Co., Inc.	515	71,188
Atmos Energy Corp.	32	5,316
CenterPoint Energy, Inc.	236	9,346
CMS Energy Corp.	75	5,105
Consolidated Edison, Inc.	156	16,695
Constellation Energy Corp.	30	8,243
Dominion Energy, Inc.	146	9,637
DTE Energy Co.	106	14,377
Duke Energy Corp.	118	14,149
Edison International	255	13,765
Entergy Corp.	47	4,997
Evergy, Inc.	33	2,674
Eversource Energy	160	11,222
Exelon Corp.	564	24,658
FirstEnergy Corp.	129	5,916
NextEra Energy, Inc.	238	19,597

	Number of Shares	Value $
NiSource, Inc.	163	6,670
NRG Energy, Inc.	407	44,819
PG&E Corp.	894	11,863
Pinnacle West Capital Corp.	20	1,953
PPL Corp.	250	8,533
Public Service Enterprise Group, Inc.	148	10,853
Sempra	164	13,399
Southern Co.	155	13,640
Vistra Corp.	111	15,248
WEC Energy Group, Inc.	61	6,476
Xcel Energy, Inc.	90	6,812

(Cost $428,415)		410,002

TOTAL COMMON STOCKS

(Cost $6,420,576)		7,060,416

RIGHTS — 0.0%

Financials — 0.0%
TPG, Inc.* (a) (Cost $0)	25	0

EXCHANGE-TRADED FUNDS — 0.2%
Invesco S&P 500 Equal Weight ETF (Cost $9,653)	50	10,969

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 3.65% (b) (Cost $31,043)	31,043	31,043

TOTAL INVESTMENTS — 99.8%
(Cost $6,461,272)		7,102,428

Other assets and liabilities, net — 0.2%		12,546

NET ASSETS — 100.0%		7,114,974

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 3.65% (b)
28,350	225,813	(223,120)	—	—	1,108	—	31,043	31,043

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.

10 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF (Continued)

August 31, 2026

REIT:   Real Estate Investment Trust

At August 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
Micro E-Mini S&P 500 Index	USD	1	37,498	38,495	9/18/2026	997

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$7,060,416	$—	$—	$7,060,416

Rights	—	—	0	0

Exchange-Traded Funds	10,969	—	—	10,969

Short-Term Investments (a)	31,043	—	—	31,043

Derivatives (b) Futures Contracts	997	—	—	997

TOTAL	$7,103,425	$—	$0	$7,103,425

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 11

Schedule of Investments

Xtrackers S&P 500 Growth Scored & Screened ETF

August 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 99.6%

Communication Services — 11.5%
Alphabet, Inc., Class A	2,004	680,057
Alphabet, Inc., Class C	1,622	544,035
Fox Corp., Class A	148	9,968
Fox Corp., Class B	106	6,383
Netflix, Inc. *	4,553	369,021
Take-Two Interactive Software, Inc.*	99	21,750

(Cost $1,335,419)		1,631,214

Consumer Discretionary — 5.1%
AutoZone, Inc. *	12	35,895
Booking Holdings, Inc.	837	166,638
Carnival Corp. Ltd. *	1,443	34,473
eBay, Inc.	354	36,660
Expedia Group, Inc.	124	39,323
Hilton Worldwide Holdings, Inc.	243	76,856
Las Vegas Sands Corp.	339	14,852
Marriott International, Inc., Class A	235	80,314
Norwegian Cruise Line Holdings Ltd.*	286	4,616
Royal Caribbean Cruises Ltd.	269	72,291
Tapestry, Inc.	215	26,529
TJX Cos., Inc.	653	87,443
Ulta Beauty, Inc. *	46	24,707
Yum! Brands, Inc.	152	23,303

(Cost $675,734)		723,900

Consumer Staples — 1.1%
Coca-Cola Co.

(Cost $139,149)	1,765	156,502

Financials — 11.8%
American Express Co.	395	130,417
Apollo Global Management, Inc.	263	35,921
Bank of New York Mellon Corp.	464	74,834
Cboe Global Markets, Inc.	60	18,012
CME Group, Inc.	219	62,525
Goldman Sachs Group, Inc.	208	213,387
Interactive Brokers Group, Inc., Class A	480	46,699
Mastercard, Inc., Class A	588	346,514
Moody’s Corp.	77	38,857
Morgan Stanley	790	168,523
MSCI, Inc.	43	24,538
Progressive Corp.	353	76,982
S&P Global, Inc.	144	62,761
Visa, Inc., Class A	987	374,438

(Cost $1,446,197)		1,674,408

Health Care — 13.1%
AbbVie, Inc.	878	225,137

	Number of Shares	Value $
Amgen, Inc.	397	170,662
Boston Scientific Corp. *	1,069	51,633
Dexcom, Inc. *	221	20,124
Edwards Lifesciences Corp. *	300	27,225
Eli Lilly & Co.	858	992,474
Gilead Sciences, Inc.	724	105,950
IDEXX Laboratories, Inc. *	85	47,319
Intuitive Surgical, Inc. *	382	143,961
Mettler-Toledo International, Inc.*	10	14,051
ResMed, Inc.	90	21,609
Stryker Corp.	154	49,865

(Cost $1,546,385)		1,870,010

Industrials — 10.1%
Allegion PLC	52	8,073
Caterpillar, Inc.	498	397,140
Comfort Systems USA, Inc.	38	58,733
Cummins, Inc.	99	55,876
GE Vernova, Inc.	291	261,472
General Electric Co.	591	198,405
Johnson Controls International PLC	433	59,858
Quanta Services, Inc.	162	98,349
Rockwell Automation, Inc.	69	29,286
Trane Technologies PLC	125	55,550
Uber Technologies, Inc. *	2,199	166,354
United Rentals, Inc.	39	40,482
Verisk Analytics, Inc.	77	14,921

(Cost $1,373,385)		1,444,499

Information Technology — 44.2%
Applied Materials, Inc.	859	393,757
Autodesk, Inc. *	138	35,677
Ciena Corp. *	153	58,569
Cisco Systems, Inc.	2,264	250,149
Coherent Corp. *	211	58,622
Corning, Inc.	584	86,858
First Solar, Inc. *	113	22,815
Fortinet, Inc. *	424	72,474
Jabil, Inc.	72	21,979
KLA Corp.	1,413	247,911
Lam Research Corp.	1,353	407,916
Lumentum Holdings, Inc. *	84	76,840
Micron Technology, Inc.	1,222	1,171,568
Microsoft Corp.	3,180	1,613,182
NVIDIA Corp.	5,855	1,292,667
Palo Alto Networks, Inc. *	491	187,626
Seagate Technology Holdings PLC	155	128,399
ServiceNow, Inc. *	679	100,485
TE Connectivity PLC	217	44,539
Workday, Inc., Class A *	95	18,758

See Notes to Financial Statements

12 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Growth Scored & Screened ETF (Continued)

August 31, 2026

	Number of Shares	Value $

(Cost $4,867,399)		6,290,791

Materials — 1.0%
Newmont Corp.

(Cost $127,321)	1,155	145,599

Real Estate — 1.3%
Welltower, Inc. REIT

(Cost $138,190)	762	180,015

Utilities — 0.4%
Constellation Energy Corp.

(Cost $71,551)	231	63,472

	Number of Shares	Value $

TOTAL COMMON STOCKS
(Cost $11,720,730)		14,180,410

EXCHANGE-TRADED FUNDS — 0.0%

State Street SPDR Portfolio S&P 500 Growth ETF

(Cost $4,091)	50	6,045

CASH EQUIVALENTS — 0.2%

DWS Government Money Market Series “Institutional Shares”, 3.65% (a)

(Cost $29,861)	29,861	29,861

TOTAL INVESTMENTS — 99.8%

(Cost $11,754,682)		14,216,316

Other assets and liabilities, net — 0.2%		27,752

NET ASSETS — 100.0%		14,244,068

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 3.65% (a)
44,197	312,595	(326,931)	—	—	1,137	—	29,861	29,861

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

At August 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

Micro E-Mini S&P 500 Index	USD	1	37,499	38,495	9/18/2026	996

Currency Abbreviations
USD U.S. Dollar

See Notes to Financial Statements

DBX ETF Trust | 13

Schedule of Investments

Xtrackers S&P 500 Growth Scored & Screened ETF (Continued)

August 31, 2026

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$14,180,410	$—	$—	$14,180,410

Exchange-Traded Funds	6,045	—	—	6,045

Short-Term Investments (a)	29,861	—	—	29,861

Derivatives (b)

Futures Contracts	996	—	—	996

TOTAL	$14,217,312	$—	$—	$14,217,312

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements

14 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF

August 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 99.8%

Communication Services — 11.1%
Alphabet, Inc., Class A	421,950	143,188,732
Alphabet, Inc., Class C	340,040	114,052,816
AT&T, Inc.	500,303	12,952,845
Fox Corp., Class A	14,566	981,020
Fox Corp., Class B	9,634	580,159
Netflix, Inc. *	302,642	24,529,134
News Corp., Class A	28,305	869,247
News Corp., Class B	6,227	214,271
Omnicom Group, Inc.	20,358	1,781,936
Paramount Skydance Corp., Class B (a)	22,098	241,089
Take-Two Interactive Software, Inc.*	12,431	2,731,091
T-Mobile US, Inc.	33,818	6,102,120
Walt Disney Co.	124,640	13,405,032
Warner Bros Discovery, Inc. *	179,423	5,118,938

(Cost $254,775,140)		326,748,430

Consumer Discretionary — 4.6%
Aptiv PLC *	15,141	677,711
AutoZone, Inc. *	1,184	3,541,628
Best Buy Co., Inc.	14,925	1,196,239
Booking Holdings, Inc.	55,577	11,064,825
Carnival Corp. Ltd. *	92,178	2,202,132
Chipotle Mexican Grill, Inc. *	94,315	3,586,799
D.R. Horton, Inc.	19,120	2,763,987
Darden Restaurants, Inc.	8,230	1,763,360
Deckers Outdoor Corp. *	10,050	875,154
eBay, Inc.	31,861	3,299,525
Expedia Group, Inc.	8,360	2,651,123
Ford Motor Co.	280,766	3,913,878
Hasbro, Inc.	9,680	910,888
Hilton Worldwide Holdings, Inc.	16,367	5,176,555
Home Depot, Inc.	71,560	23,459,515
Las Vegas Sands Corp.	21,401	937,578
Lowe’s Cos., Inc.	40,296	8,248,591
Marriott International, Inc., Class A	15,735	5,377,594
McDonald’s Corp.	51,187	13,489,822
MGM Resorts International *	12,769	528,126
NIKE, Inc., Class B	86,221	3,367,792
Norwegian Cruise Line Holdings Ltd.*	32,090	517,933
Ralph Lauren Corp.	2,803	972,361
Royal Caribbean Cruises Ltd.	17,994	4,835,707
Starbucks Corp.	82,182	8,731,837
Tapestry, Inc.	14,558	1,796,312
TJX Cos., Inc.	79,229	10,609,555
Tractor Supply Co.	37,551	1,310,530
Ulta Beauty, Inc. *	3,146	1,689,717

	Number of Shares	Value $
Williams-Sonoma, Inc.	8,427	1,923,463
Yum! Brands, Inc.	19,787	3,033,545

(Cost $136,909,376)		134,453,782

Consumer Staples — 4.9%
Archer-Daniels-Midland Co.	34,068	2,769,388
Bunge Global SA	9,778	1,136,301
Church & Dwight Co., Inc.	17,110	1,707,236
Clorox Co.	8,630	842,978
Coca-Cola Co.	279,405	24,774,841
Colgate-Palmolive Co.	57,124	5,130,878
Costco Wholesale Corp.	31,863	30,075,167
Estee Lauder Cos., Inc., Class A	17,444	1,784,521
General Mills, Inc.	37,841	1,559,049
Hershey Co.	10,496	1,849,500
Hormel Foods Corp.	22,049	481,771
J M Smucker Co.	7,594	996,029
Keurig Dr Pepper, Inc.	97,629	3,110,460
Kimberly-Clark Corp.	24,204	2,612,822
Kraft Heinz Co.	63,245	1,623,499
Kroger Co.	41,243	2,373,122
McCormick & Co., Inc.	19,096	1,035,385
Molson Coors Beverage Co., Class B	11,003	437,479
Mondelez International, Inc., Class A	93,515	5,804,476
PepsiCo, Inc.	98,140	13,772,968
Sysco Corp.	34,519	2,798,801
Target Corp.	32,719	5,263,833
Walmart, Inc.	314,984	33,032,372

(Cost $141,742,967)		144,972,876

Energy — 3.0%
APA Corp.	25,621	1,105,546
Baker Hughes Co.	71,658	4,553,866
ConocoPhillips	87,487	11,591,153
Devon Energy Corp.	82,487	4,001,444
Diamondback Energy, Inc.	14,287	2,864,258
EOG Resources, Inc.	38,317	5,554,432
EQT Corp.	45,374	2,458,363
Expand Energy Corp.	16,774	1,646,536
Halliburton Co.	59,443	2,190,475
Kinder Morgan, Inc.	141,126	4,549,902
Marathon Petroleum Corp.	20,900	7,802,388
Occidental Petroleum Corp.	51,941	3,125,810
ONEOK, Inc.	45,329	4,352,037
Phillips 66	29,059	7,165,368
SLB Ltd.	106,989	6,430,039
Targa Resources Corp.	15,314	4,496,956
Valero Energy Corp.	21,374	7,671,556
Williams Cos., Inc.	88,272	6,624,814

(Cost $65,345,264)		88,184,943

Financials — 13.3%
Aflac, Inc.	32,631	3,780,301

See Notes to Financial Statements.

DBX ETF Trust | 15

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF (Continued)

August 31, 2026

	Number of Shares	Value $
Allstate Corp.	18,338	4,727,536
American Express Co.	38,099	12,579,147
American International Group, Inc.	38,034	2,904,276
Ameriprise Financial, Inc.	6,520	3,606,277
Aon PLC, Class A	15,291	4,916,362
Apollo Global Management, Inc.	33,688	4,601,107
Arch Capital Group Ltd. *	24,990	2,450,769
Ares Management Corp., Class A	15,119	2,164,587
Arthur J Gallagher & Co.	18,296	4,796,296
Assurant, Inc.	3,514	990,456
Bank of America Corp.	470,453	29,139,859
Bank of New York Mellon Corp.	49,560	7,993,037
Blackrock, Inc.	10,305	11,908,561
Capital One Financial Corp.	44,786	9,607,045
Cboe Global Markets, Inc.	7,707	2,313,641
Charles Schwab Corp.	117,278	12,879,470
Chubb Ltd.	25,889	8,766,015
Citigroup, Inc.	123,430	16,245,857
Citizens Financial Group, Inc.	30,379	2,092,202
CME Group, Inc.	26,046	7,436,133
Everest Group Ltd.	2,715	1,017,175
FactSet Research Systems, Inc. (a)	2,575	807,391
Fidelity National Information Services, Inc.	36,166	1,474,488
Fifth Third Bancorp	65,017	3,495,964
Fiserv, Inc. *	40,420	2,154,790
Franklin Templeton, Inc.	20,735	708,100
Global Payments, Inc.	16,752	1,525,270
Goldman Sachs Group, Inc.	21,228	21,777,805
Hartford Insurance Group, Inc.	19,785	2,718,063
Huntington Bancshares, Inc.	148,099	2,471,032
Interactive Brokers Group, Inc., Class A	31,878	3,101,411
Intercontinental Exchange, Inc.	40,520	6,511,564
Invesco Ltd.	31,525	1,033,390
Jack Henry & Associates, Inc.	4,987	837,367
KeyCorp	66,503	1,437,130
M&T Bank Corp.	10,444	2,443,269
Marsh & McLennan Cos., Inc.	34,384	6,526,083
Mastercard, Inc., Class A	58,007	34,184,105
MetLife, Inc.	39,205	3,731,140
Moody’s Corp.	10,967	5,534,387
Morgan Stanley	86,251	18,399,063
MSCI, Inc.	5,245	2,993,007
Nasdaq, Inc.	32,121	3,167,452
Northern Trust Corp.	13,611	2,525,657
PayPal Holdings, Inc.	63,392	3,338,540
Principal Financial Group, Inc.	14,855	1,636,427
Prudential Financial, Inc.	24,699	2,904,602
Raymond James Financial, Inc.	12,400	2,209,308

	Number of Shares	Value $
Regions Financial Corp.	60,687	1,813,328
S&P Global, Inc.	21,769	9,487,801
State Street Corp.	19,789	3,787,219
Synchrony Financial	24,219	1,866,801
T. Rowe Price Group, Inc.	15,459	1,720,278
Truist Financial Corp.	91,085	4,515,994
US Bancorp	111,865	6,888,647
Visa, Inc., Class A	119,785	45,442,835
Wells Fargo & Co.	219,732	18,982,648
Willis Towers Watson PLC	6,907	2,338,365

(Cost $330,769,231)		393,406,830

Health Care — 11.7%
Abbott Laboratories	125,234	13,820,824
AbbVie, Inc.	126,962	32,555,596
Agilent Technologies, Inc.	20,451	3,140,456
Amgen, Inc.	38,778	16,669,887
Baxter International, Inc.	36,781	956,306
Becton Dickinson & Co.	19,771	3,719,123
Biogen, Inc. *	10,728	2,324,221
Bio-Techne Corp.	11,782	851,956
Boston Scientific Corp. *	106,071	5,123,229
Bristol-Myers Squibb Co.	146,785	9,806,706
Cardinal Health, Inc.	16,619	3,899,150
Cencora, Inc.	13,993	4,528,135
Centene Corp. *	34,300	2,206,862
Charles River Laboratories International, Inc. *	3,420	985,781
Cigna Group	19,030	5,253,802
CVS Health Corp.	92,710	8,706,396
Danaher Corp.	45,400	9,695,624
Davita, Inc. *	2,292	403,415
Edwards Lifesciences Corp. *	41,708	3,785,001
Elevance Health, Inc.	15,613	6,128,727
Eli Lilly & Co.	56,985	65,916,259
GE HealthCare Technologies, Inc.	32,007	2,279,859
Gilead Sciences, Inc.	89,422	13,086,015
Henry Schein, Inc. *	6,909	620,428
Humana, Inc.	8,589	3,291,562
IDEXX Laboratories, Inc. *	5,624	3,130,825
Labcorp Holdings, Inc.	5,866	1,951,384
Medtronic PLC	92,415	8,377,420
Merck & Co., Inc.	177,453	26,220,455
Mettler-Toledo International, Inc.*	1,437	2,019,186
Moderna, Inc. *	25,323	3,553,830
Pfizer, Inc.	409,639	11,658,326
Quest Diagnostics, Inc.	8,096	1,945,469
Regeneron Pharmaceuticals, Inc.	7,121	5,690,249
ResMed, Inc.	10,254	2,461,985
Revvity, Inc.	8,309	1,069,119
Stryker Corp.	25,150	8,143,570

See Notes to Financial Statements.

16 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF (Continued)

August 31, 2026

	Number of Shares	Value $
Thermo Fisher Scientific, Inc.	26,696	16,474,102
UnitedHealth Group, Inc.	65,296	25,426,915
Waters Corp. *	7,198	2,984,507
Zimmer Biomet Holdings, Inc.	13,984	1,398,959
Zoetis, Inc.	29,960	2,309,916

(Cost $305,853,286)		344,571,537

Industrials — 8.4%
A O Smith Corp.	8,103	479,130
Allegion PLC	6,122	950,441
AMETEK, Inc.	16,815	3,954,384
Broadridge Financial Solutions, Inc.	8,235	1,501,899
C.H. Robinson Worldwide, Inc.	8,429	1,261,484
Carrier Global Corp.	56,046	3,262,998
Caterpillar, Inc.	33,250	26,515,877
Cintas Corp.	24,608	4,965,648
Comfort Systems USA, Inc.	2,526	3,904,236
CSX Corp.	133,857	6,761,117
Cummins, Inc.	9,928	5,603,363
Deere & Co.	18,270	11,965,206
Delta Air Lines, Inc.	47,970	3,741,660
Dover Corp.	9,798	1,903,066
Eaton Corp. PLC	27,866	11,198,788
Emerson Electric Co.	40,577	6,185,558
Fastenal Co.	82,147	4,050,669
Fortive Corp.	22,558	1,327,313
GE Vernova, Inc.	19,268	17,312,876
Generac Holdings, Inc. *	4,396	814,930
General Electric Co.	74,947	25,160,457
Hubbell, Inc.	3,811	1,726,383
IDEX Corp.	5,263	1,203,332
Illinois Tool Works, Inc.	18,697	5,148,593
Ingersoll Rand, Inc.	25,228	1,943,817
Jacobs Solutions, Inc.	8,631	1,286,451
JB Hunt Transport Services, Inc.	5,268	1,398,496
Johnson Controls International PLC	43,899	6,068,598
Lennox International, Inc.	2,259	864,384
Nordson Corp.	3,880	1,248,274
Norfolk Southern Corp.	16,321	5,594,676
Otis Worldwide Corp.	27,370	1,946,828
PACCAR, Inc.	37,886	4,702,789
Pentair PLC	11,806	713,791
Quanta Services, Inc.	10,905	6,620,316
Republic Services, Inc.	14,359	3,172,190
Rockwell Automation, Inc.	7,907	3,355,968
Southwest Airlines Co.	34,782	1,340,150
Stanley Black & Decker, Inc.	11,461	1,104,497
Trane Technologies PLC	15,884	7,058,850
Uber Technologies, Inc. *	146,205	11,060,408
Union Pacific Corp.	42,653	12,824,478
United Airlines Holdings, Inc. *	23,309	2,517,139

	Number of Shares	Value $
United Rentals, Inc.	4,453	4,622,214
Veralto Corp.	17,326	1,707,824
Verisk Analytics, Inc.	9,364	1,814,556
W.W. Grainger, Inc.	3,104	4,064,657
Waste Management, Inc.	26,398	5,779,050
Westinghouse Air Brake Technologies Corp.	11,953	3,417,721
Xylem, Inc.	17,201	1,894,002

(Cost $212,493,921)		249,021,532

Information Technology — 37.1%
Accenture PLC, Class A	44,005	8,350,389
Adobe, Inc. *	29,349	8,593,094
Akamai Technologies, Inc. *	10,441	1,134,101
Analog Devices, Inc.	35,020	12,682,143
Applied Materials, Inc.	57,390	26,307,002
Autodesk, Inc. *	15,130	3,911,559
Cadence Design Systems, Inc. *	19,826	6,716,652
Ciena Corp. *	10,092	3,863,218
Cisco Systems, Inc.	283,918	31,370,100
Cognizant Technology Solutions Corp., Class A	34,085	2,201,209
Coherent Corp. *	14,097	3,916,570
Corning, Inc.	56,326	8,377,366
Dell Technologies, Inc., Class C	21,000	9,576,210
First Solar, Inc. *	7,646	1,543,727
Fortinet, Inc. *	44,723	7,644,502
Gartner, Inc. *	4,899	970,541
Gen Digital, Inc.	41,295	1,280,145
GoDaddy, Inc., Class A *	9,275	907,837
HP, Inc.	65,493	1,966,100
Intel Corp. *	355,100	31,785,001
Intuit, Inc.	19,924	7,158,693
Jabil, Inc.	7,682	2,345,007
Keysight Technologies, Inc. *	12,283	3,963,724
KLA Corp.	93,769	16,451,771
Lam Research Corp.	89,880	27,097,921
Lumentum Holdings, Inc. *	5,629	5,149,184
Micron Technology, Inc.	81,255	77,901,606
Microsoft Corp.	534,432	271,112,009
Motorola Solutions, Inc.	11,942	5,795,453
NetApp, Inc.	14,150	2,621,854
NVIDIA Corp.	1,742,518	384,713,124
NXP Semiconductors NV	18,232	4,095,636
ON Semiconductor Corp. *	27,673	2,050,293
Palo Alto Networks, Inc. *	58,273	22,267,861
PTC, Inc. *	8,405	1,308,995
QUALCOMM, Inc.	75,718	12,908,405
Salesforce, Inc.	58,858	15,158,289
Seagate Technology Holdings PLC	16,106	13,341,888
ServiceNow, Inc. *	74,052	10,958,955

See Notes to Financial Statements.

DBX ETF Trust | 17

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF (Continued)

August 31, 2026

	Number of Shares	Value $
TE Connectivity PLC	20,923	4,294,446
Texas Instruments, Inc.	65,444	17,074,994
Western Digital Corp.	24,809	11,177,695
Workday, Inc., Class A *	14,450	2,853,153

(Cost $792,839,048)		1,094,898,422

Materials — 2.2%
Air Products and Chemicals, Inc.	16,238	5,025,011
Albemarle Corp.	8,367	1,129,294
Amcor PLC	33,025	1,515,517
Avery Dennison Corp.	5,307	924,002
Ball Corp.	19,989	1,258,707
CF Industries Holdings, Inc.	11,075	1,440,082
CRH PLC	48,057	4,531,295
Dow, Inc.	52,641	1,606,603
Ecolab, Inc.	18,233	5,163,586
Freeport-McMoRan, Inc.	103,630	7,848,936
International Flavors & Fragrances, Inc.	19,219	1,659,176
Linde PLC	33,174	16,241,327
LyondellBasell Industries NV, Class A	19,015	1,237,496
Mosaic Co.	22,590	544,871
Newmont Corp.	76,594	9,655,440
PPG Industries, Inc.	15,869	1,780,026
Smurfit Westrock PLC *	37,622	1,764,472

(Cost $57,876,314)		63,325,841

Real Estate — 2.2%
Alexandria Real Estate Equities, Inc. REIT	11,111	569,883
American Tower Corp. REIT	33,513	5,888,234
Bxp, Inc. REIT	11,168	759,312
CBRE Group, Inc., Class A *	20,695	3,017,538
Digital Realty Trust, Inc. REIT	24,984	4,636,780
Equinix, Inc. REIT	7,101	7,432,759
Extra Space Storage, Inc. REIT	15,167	2,140,064
Federal Realty Investment Trust REIT	5,582	647,679
Healthpeak Properties, Inc. REIT	49,247	1,025,322
Host Hotels & Resorts, Inc. REIT	45,554	998,999
Iron Mountain, Inc. REIT	21,565	2,487,523
Kimco Realty Corp. REIT	48,027	1,138,720

	Number of Shares	Value $
Prologis, Inc. REIT	68,203	9,542,964
Regency Centers Corp. REIT	11,688	873,912
SBA Communications Corp. REIT	7,666	1,453,934
Ventas, Inc. REIT	34,975	3,188,671
VICI Properties, Inc. REIT	78,524	2,014,141
Vivmark Residential REIT	52,479	3,418,482
Welltower, Inc. REIT	50,777	11,995,558
Weyerhaeuser Co. REIT	53,875	1,259,059

(Cost $60,680,255)		64,489,534

Utilities — 1.3%
American Water Works Co., Inc.	14,062	1,943,790
Consolidated Edison, Inc.	26,912	2,880,122
Constellation Energy Corp.	22,937	6,302,400
Entergy Corp.	32,940	3,501,852
Eversource Energy	26,419	1,853,029
Exelon Corp.	73,624	3,218,841
NextEra Energy, Inc.	150,249	12,371,503
Public Service Enterprise Group, Inc.	35,689	2,617,074
Sempra	47,099	3,847,988

(Cost $41,279,249)		38,536,599

TOTAL COMMON STOCKS

(Cost $2,400,564,051)		2,942,610,326

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (b)(c)

(Cost $650,570)	650,570	650,570

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.65% (b)

(Cost $3,102,790)	3,102,790	3,102,790

TOTAL INVESTMENTS — 99.9%
(Cost $2,404,317,411)		2,946,363,686

Other assets and liabilities, net — 0.1%		2,459,883

NET ASSETS — 100.0%		2,948,823,569

See Notes to Financial Statements.

18 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF (Continued)

August 31, 2026

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (b)(c)
504,326	146,244	(d)	—	—	—	1,543	—	650,570	650,570
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.65% (b)
6,679,056	34,321,811		(37,898,077)	—	—	149,748	—	3,102,790	3,102,790
7,183,382	34,468,055		(37,898,077)	—	—	151,291	—	3,753,360	3,753,360

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $633,896, which is 0.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2026.

REIT:	Real Estate Investment Trust

At August 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

E-Mini S&P 500 ESG Index	USD	5	1,665,550	1,715,400	9/18/2026	49,850

E-Mini S&P 500 Index	USD	8	3,026,767	3,079,600	9/18/2026	52,833

Total unrealized appreciation						102,683

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.

DBX ETF Trust | 19

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF (Continued)

August 31, 2026

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,942,610,326	$—	$—	$2,942,610,326
Short-Term Investments (a)	3,753,360	—	—	3,753,360
Derivatives (b)
Futures Contracts	102,683	—	—	102,683
TOTAL	$2,946,466,369	$—	$—	$2,946,466,369

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

20 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P Dividend Aristocrats Screened ETF

August 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 99.2%

Communication Services — 3.4%
Verizon Communications, Inc.

(Cost $87,705)	2,075	103,792

Consumer Discretionary — 4.8%
Best Buy Co., Inc.	912	73,097
Lowe’s Cos., Inc.	76	15,557
NIKE, Inc., Class B	495	19,334
Polaris, Inc.	594	38,337

(Cost $162,476)		146,325

Consumer Staples — 19.1%
Archer-Daniels-Midland Co.	603	49,018
Church & Dwight Co., Inc.	170	16,963
Clorox Co.	514	50,207
Coca-Cola Co.	457	40,522
Colgate-Palmolive Co.	358	32,156
Costco Wholesale Corp.	7	6,607
Hormel Foods Corp.	2,379	51,981
J M Smucker Co.	495	64,924
Kimberly-Clark Corp.	554	59,804
McCormick & Co., Inc.	459	24,887
PepsiCo, Inc.	299	41,962
Procter & Gamble Co.	228	33,087
Sysco Corp.	401	32,513
Target Corp.	445	71,592
Walmart, Inc.	77	8,075

(Cost $637,874)		584,298

Energy — 2.0%
ExxonMobil Holdings Corp.	325	52,309
Texas Pacific Land Corp.	26	9,733

(Cost $56,144)		62,042

Financials — 8.8%
Aflac, Inc.	215	24,908
Ameriprise Financial, Inc.	28	15,487
Assurant, Inc.	64	18,039
Chubb Ltd.	45	15,237
FactSet Research Systems, Inc.	54	16,931
Franklin Templeton, Inc.	2,085	71,203
Hanover Insurance Group, Inc.	129	29,168
Jack Henry & Associates, Inc.	76	12,761
RenaissanceRe Holdings Ltd.	22	7,208
S&P Global, Inc.	14	6,102
T. Rowe Price Group, Inc.	471	52,413

(Cost $233,331)		269,457

Health Care — 5.0%
Abbott Laboratories	205	22,624
AbbVie, Inc.	165	42,309
Becton Dickinson & Co.	117	22,009

	Number of Shares	Value $
Cardinal Health, Inc.	55	12,904
Cencora, Inc.	22	7,119
Medtronic PLC	345	31,274
STERIS PLC	41	9,538
West Pharmaceutical Services, Inc.	13	4,435

(Cost $143,629)		152,212

Industrials — 18.9%
ABM Industries, Inc.	632	29,470
Automatic Data Processing, Inc.	115	32,908
C.H. Robinson Worldwide, Inc.	88	13,170
Carlisle Cos., Inc.	39	13,517
Caterpillar, Inc.	16	12,760
Cintas Corp.	52	10,493
CSX Corp.	409	20,659
Cummins, Inc.	25	14,110
Donaldson Co., Inc.	143	12,997
Dover Corp.	53	10,294
Emerson Electric Co.	111	16,921
Fastenal Co.	550	27,120
Franklin Electric Co., Inc.	115	11,510
Illinois Tool Works, Inc.	107	29,465
JB Hunt Transport Services, Inc.	40	10,619
Lincoln Electric Holdings, Inc.	55	15,468
Mobility Global, Inc.	15	304
MSA Safety, Inc.	76	14,195
Nordson Corp.	51	16,408
Pentair PLC	103	6,227
Republic Services, Inc.	66	14,581
Robert Half, Inc.	2,592	117,521
Ryder System, Inc.	97	23,713
Stanley Black & Decker, Inc.	550	53,003
Toro Co.	242	23,670
W.W. Grainger, Inc.	9	11,785
Waste Management, Inc.	76	16,638

(Cost $531,963)		579,526

Information Technology — 5.0%
Accenture PLC, Class A	98	18,596
Analog Devices, Inc.	45	16,296
Badger Meter, Inc.	76	10,296
Microchip Technology, Inc.	330	24,239
Microsoft Corp.	17	8,624
QUALCOMM, Inc.	139	23,697
Roper Technologies, Inc.	22	9,342
Texas Instruments, Inc.	156	40,702

(Cost $146,502)		151,792

Materials — 11.6%
Air Products and Chemicals, Inc.	120	37,135
Albemarle Corp.	63	8,503
Amcor PLC	1,585	72,736
AptarGroup, Inc.	139	18,295

See Notes to Financial Statements.

DBX ETF Trust | 21

Schedule of Investments

Xtrackers S&P Dividend Aristocrats Screened ETF (Continued)

August 31, 2026

	Number of Shares	Value $
Ecolab, Inc.	44	12,461
HB Fuller Co.	287	15,771
Linde PLC	36	17,625
Nucor Corp.	69	17,225
PPG Industries, Inc.	262	29,389
Royal Gold, Inc.	34	8,890
RPM International, Inc.	190	19,779
Sherwin-Williams Co.	29	9,825
Sonoco Products Co.	1,061	58,514
Westlake Corp.	369	27,701

(Cost $362,053)		353,849

Real Estate — 6.4%
Equity LifeStyle Properties, Inc. REIT	573	36,357
Essex Property Trust, Inc. REIT	161	45,557
Federal Realty Investment Trust REIT	465	53,954
Realty Income Corp. REIT	984	60,299

(Cost $186,637)		196,167

Utilities — 14.2%
American States Water Co.	357	31,877
Avista Corp.	953	35,414
California Water Service Group	556	27,783
Consolidated Edison, Inc.	381	40,775

	Number of Shares	Value $
Edison International	1,128	60,889
Essential Utilities, Inc.	1,034	42,570
Eversource Energy	717	50,290
National Fuel Gas Co.	390	32,393
NextEra Energy, Inc.	381	31,372
ONE Gas, Inc.	481	38,129
Spire, Inc.	535	43,784

(Cost $445,192)		435,276

TOTAL COMMON STOCKS

(Cost $2,993,506)		3,034,736

EXCHANGE-TRADED FUNDS — 0.5%
ProShares S&P 500 Dividend Aristocrats ETF

(Cost $15,141)	265	15,335

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.65% (a)

(Cost $2,051)	2,051	2,051

TOTAL INVESTMENTS — 99.8%

(Cost $3,010,698)		3,052,122

Other assets and liabilities, net — 0.2%		6,880

NET ASSETS — 100.0%		3,059,002

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers S&P 500 Scored & Screened ETF (b)
5,521	15,083	(20,789)	1,189	(1,004)	53	—	—	—
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 3.65% (a)
21,666	173,929	(193,544)	—	—	164	—	2,051	2,051

27,187	189,012	(214,333)	1,189	(1,004)	217	—	2,051	2,051

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Affiliated fund advised by DBX Advisors LLC.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.

22 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P Dividend Aristocrats Screened ETF (Continued)

August 31, 2026

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$3,034,736	$—	$—	$3,034,736
Exchange-Traded Funds	15,335	—	—	15,335
Short-Term Investments (a)	2,051	—	—	2,051

TOTAL	$3,052,122	$—	$—	$3,052,122

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust | 23

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF

August 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 98.1%

Communication Services — 1.0%
New York Times Co., Class A	224	15,068
Pinterest, Inc., Class A *	673	14,611
Warner Music Group Corp., Class A	213	6,009

(Cost $32,173)		35,688

Consumer Discretionary — 10.3%
Abercrombie & Fitch Co., Class A*	62	8,871
Aramark	372	20,947
Autoliv, Inc.	98	11,879
AutoNation, Inc. *	35	7,044
Bath & Body Works, Inc.	276	5,313
BorgWarner, Inc.	286	18,350
Boyd Gaming Corp.	78	6,052
Brunswick Corp.	93	7,059
Burlington Stores, Inc. *	88	22,859
Capri Holdings Ltd. *	161	2,133
Choice Hotels International, Inc.	28	2,894
Churchill Downs, Inc.	95	8,311
Crocs, Inc. *	71	8,547
Dick’s Sporting Goods, Inc.	92	12,429
Floor & Decor Holdings, Inc., Class A *	155	7,792
Gap, Inc.	305	6,805
Graham Holdings Co., Class B	5	5,644
Grand Canyon Education, Inc. *	38	5,629
H&R Block, Inc.	179	9,245
Harley-Davidson, Inc.	155	4,278
Hilton Grand Vacations, Inc. *	81	3,435
Hyatt Hotels Corp., Class A	58	9,684
KB Home	91	4,850
Lear Corp.	72	8,999
Lithia Motors, Inc.	32	11,754
Macy’s, Inc.	370	8,125
Penske Automotive Group, Inc.	27	5,848
Planet Fitness, Inc., Class A *	111	5,728
PVH Corp.	62	4,598
Service Corp. International	195	15,920
Somnigroup International, Inc.	294	19,036
Texas Roadhouse, Inc.	92	17,995
Toll Brothers, Inc.	133	19,079
Travel + Leisure Co.	86	5,913
Valvoline, Inc. *	185	5,931
VF Corp.	465	6,250
Visteon Corp.	37	3,767
Whirlpool Corp.	94	3,839
Wyndham Hotels & Resorts, Inc.	107	7,882

(Cost $365,120)		350,714

	Number of Shares	Value $

Consumer Staples — 3.3%
Albertsons Cos., Inc., Class A	499	6,163
BJ’s Wholesale Club Holdings, Inc.*	182	16,498
Boston Beer Co., Inc., Class A *	11	1,956
Darling Ingredients, Inc. *	222	14,712
elf Beauty, Inc. *	84	9,160
Ingredion, Inc.	89	9,208
Marzetti Company/The	27	3,042
Pilgrim’s Pride Corp. *	57	1,789
Post Holdings, Inc. *	58	4,835
Sprouts Farmers Market, Inc. *	131	10,747
US Foods Holding Corp. *	311	32,605

(Cost $110,617)		110,715

Energy — 5.7%
Antero Midstream Corp.	468	10,492
Antero Resources Corp. *	408	15,700
Chord Energy Corp.	80	11,769
CNX Resources Corp. *	206	7,494
DT Midstream, Inc.	142	18,605
HF Sinclair Corp.	216	21,948
Murphy Oil Corp.	196	7,138
Ovintiv, Inc.	384	25,210
Range Resources Corp.	333	13,760
TechnipFMC PLC	563	43,998
Valaris Ltd. *	92	7,946
Weatherford International PLC	101	9,875

(Cost $163,254)		193,935

Financials — 16.1%
Affiliated Managers Group, Inc.	37	13,623
Ally Financial, Inc.	389	16,420
Annaly Capital Management, Inc. REIT	1,038	23,791
Associated Banc-Corp.	230	7,040
Bank OZK	146	7,166
Brighthouse Financial, Inc. *	82	4,348
CNO Financial Group, Inc.	128	7,013
Columbia Banking System, Inc.	410	12,152
Commerce Bancshares, Inc.	195	11,253
East West Bancorp, Inc.	194	24,611
Equitable Holdings, Inc.	394	19,751
Essent Group Ltd.	128	8,648
Euronet Worldwide, Inc. *	52	3,615
Evercore, Inc., Class A	54	15,467
Fidelity National Financial, Inc.	353	16,397
First American Financial Corp.	144	10,644
First Horizon Corp.	670	16,294
Flagstar Bank NA	425	5,657
FNB Corp.	507	9,243
Glacier Bancorp, Inc.	183	8,475
Hanover Insurance Group, Inc.	49	11,079
Houlihan Lokey, Inc.	78	10,397

See Notes to Financial Statements.

24 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF (Continued)

August 31, 2026

	Number of Shares	Value $
Jefferies Financial Group, Inc.	230	12,107
MGIC Investment Corp.	295	9,042
Old National Bancorp.	487	12,457
Primerica, Inc.	43	12,369
Reinsurance Group of America, Inc.	93	22,882
RenaissanceRe Holdings Ltd.	60	19,658
RLI Corp.	132	8,378
SEI Investments Co.	130	14,427
Selective Insurance Group, Inc.	86	7,851
SLM Corp.	269	6,986
SouthState Bank Corp.	138	14,475
Starwood Property Trust, Inc. REIT	499	7,834
Stifel Financial Corp.	214	17,287
Texas Capital Bancshares, Inc.	63	6,122
UMB Financial Corp.	100	14,163
United Bankshares, Inc.	189	8,908
Unum Group	206	19,203
Valley National Bancorp	679	9,262
Voya Financial, Inc.	127	12,868
Western Alliance Bancorp	144	11,251
WEX, Inc. *	49	9,338
Wintrust Financial Corp.	95	14,284
Zions Bancorp NA	207	13,805

(Cost $472,972)		548,041

Health Care — 9.8%
Avantor, Inc. *	972	14,133
BioMarin Pharmaceutical, Inc. *	274	17,873
Bio-Rad Laboratories, Inc., Class A*	26	10,039
Bruker Corp.	158	9,166
Cytokinetics, Inc. *	193	13,686
DENTSPLY SIRONA, Inc.	270	3,016
Doximity, Inc., Class A *	181	4,835
Elanco Animal Health, Inc. *	709	16,959
Encompass Health Corp.	140	16,829
Ensign Group, Inc.	82	14,125
Envista Holdings Corp. *	221	5,998
Haemonetics Corp. *	67	6,906
Halozyme Therapeutics, Inc. *	165	17,571
HealthEquity, Inc. *	120	11,585
Illumina, Inc. *	213	45,503
Jazz Pharmaceuticals PLC *	88	22,060
Lantheus Holdings, Inc. *	90	9,086
LivaNova PLC *	80	6,385
Neurocrine Biosciences, Inc. *	142	21,872
Option Care Health, Inc. *	214	5,018
Penumbra, Inc. *	55	17,770
Repligen Corp. *	75	13,574
United Therapeutics Corp. *	60	30,623

(Cost $265,997)		334,612

	Number of Shares	Value $

Industrials — 21.9%
AAON, Inc.	96	7,293
Acuity, Inc.	42	13,935
Advanced Drainage Systems, Inc.	100	13,573
AECOM	181	12,205
AGCO Corp.	84	9,938
Alaska Air Group, Inc. *	155	6,406
American Airlines Group, Inc. *	927	12,450
Applied Industrial Technologies, Inc.	52	16,847
Avis Budget Group, Inc. *	25	3,687
Booz Allen Hamilton Holding Corp.	169	12,785
Brink’s Co.	57	6,209
Carlisle Cos., Inc.	57	19,755
Carpenter Technology Corp.	70	33,349
Clean Harbors, Inc. *	71	22,383
CNH Industrial NV	1,235	14,610
Crane Co.	69	14,150
Donaldson Co., Inc.	165	14,997
EnerSys	51	9,377
Esab Corp.	81	6,106
ExlService Holdings, Inc. *	212	8,073
Flowserve Corp.	178	14,078
Fortune Brands Innovations, Inc. (a)	172	7,625
FTI Consulting, Inc. *	43	6,474
GATX Corp.	51	8,921
Genpact Ltd.	224	8,508
Graco, Inc.	236	18,273
GXO Logistics, Inc. *	164	7,828
ITT, Inc.	126	25,237
Kirby Corp. *	74	10,498
Knight-Swift Transportation Holdings, Inc.	227	15,552
Landstar System, Inc.	48	8,670
Lincoln Electric Holdings, Inc.	77	21,655
Louisiana-Pacific Corp.	92	6,487
Maximus, Inc.	74	4,275
MSA Safety, Inc.	51	9,525
MSC Industrial Direct Co., Inc., Class A	65	7,727
Mueller Industries, Inc.	313	19,534
Nextpower, Inc., Class A *	211	17,308
nVent Electric PLC	228	34,371
Owens Corning	115	15,887
Regal Rexnord Corp.	94	14,894
Ryder System, Inc.	55	13,445
Sensata Technologies Holding PLC	205	8,411
Simpson Manufacturing Co., Inc.	57	10,409
SPX Technologies, Inc. *	71	13,969

See Notes to Financial Statements.

DBX ETF Trust | 25

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF (Continued)

August 31, 2026

	Number of Shares	Value $
Sterling Infrastructure, Inc. *	43	20,213
Terex Corp.	162	10,289
Timken Co.	89	10,720
Toro Co.	137	13,400
TransUnion	270	22,926
Trex Co., Inc. *	145	6,609
UL Solutions, Inc., Class A	109	8,123
Valmont Industries, Inc.	27	12,681
Watsco, Inc.	49	15,181
Watts Water Technologies, Inc., Class A	39	14,264
WESCO International, Inc.	69	23,488

(Cost $686,629)		745,583

Information Technology — 14.4%
Allegro MicroSystems, Inc. *	177	6,416
Amkor Technology, Inc.	160	7,568
Arrow Electronics, Inc. *	71	14,515
Avnet, Inc.	117	10,479
Belden, Inc.	56	6,410
Bentley Systems, Inc., Class B	216	7,938
Cirrus Logic, Inc. *	71	7,775
Commvault Systems, Inc. *	59	8,114
Docusign, Inc. *	277	18,357
Dolby Laboratories, Inc., Class A	83	5,109
Dropbox, Inc., Class A *	210	7,390
Dynatrace, Inc. *	413	22,546
Entegris, Inc.	215	29,087
Everpure, Inc., Class A *	445	41,363
Fabrinet*	50	20,646
Guidewire Software, Inc. *	120	24,570
InterDigital, Inc.	36	12,061
IPG Photonics Corp. *	38	2,891
Kyndryl Holdings, Inc. *	308	4,143
Littelfuse, Inc.	36	14,838
MACOM Technology Solutions Holdings, Inc. *	93	24,536
MKS, Inc.	96	24,599
Novanta, Inc. *	49	7,165
Okta, Inc. *	236	40,837
Pegasystems, Inc.	123	4,528
Rambus, Inc. *	154	13,350
Silicon Laboratories, Inc. *	46	10,076
Synaptics, Inc. *	55	5,320
TD SYNNEX Corp.	106	26,802
Twilio, Inc., Class A *	213	50,189
Universal Display Corp.	59	4,907
Vontier Corp.	205	6,603

(Cost $420,488)		491,128

Materials — 5.8%
Alcoa Corp.	374	18,681
AptarGroup, Inc.	90	11,846

	Number of Shares	Value $
Ashland, Inc.	67	4,913
Avient Corp.	130	5,728
Axalta Coating Systems Ltd. *	301	10,962
Cabot Corp.	75	6,203
Cleveland-Cliffs, Inc. *	804	9,286
Commercial Metals Co.	155	10,458
Crown Holdings, Inc.	155	18,040
Graphic Packaging Holding Co.	429	4,805
Greif, Inc., Class A	33	2,731
Hecla Mining Co.	936	18,598
MP Materials Corp. * (a)	190	10,403
Royal Gold, Inc.	115	30,069
RPM International, Inc.	179	18,634
Scotts Miracle-Gro Co.	66	3,947
Sonoco Products Co.	140	7,721
Westlake Corp.	45	3,378

(Cost $207,975)		196,403

Real Estate — 7.7%
American Homes 4 Rent, Class A REIT	450	14,985
Brixmor Property Group, Inc. REIT	431	12,452
CareTrust REIT, Inc. REIT	335	13,048
COPT Defense Properties REIT	163	5,868
Cousins Properties, Inc. REIT	225	6,523
CubeSmart REIT	319	12,671
EastGroup Properties, Inc. REIT	75	14,962
EPR Properties REIT	109	6,399
Equity LifeStyle Properties, Inc. REIT	272	17,258
Gaming and Leisure Properties, Inc. REIT	397	16,702
Healthcare Realty Trust, Inc. REIT	494	9,406
Jones Lang LaSalle, Inc. *	66	24,147
Kilroy Realty Corp. REIT	146	5,300
Kite Realty Group Trust REIT	292	7,534
NNN REIT, Inc. REIT	268	12,114
Omega Healthcare Investors, Inc. REIT	422	19,294
Park Hotels & Resorts, Inc. REIT	270	4,131
Rayonier, Inc. REIT	390	7,995
Rexford Industrial Realty, Inc. REIT	310	11,482
STAG Industrial, Inc. REIT	271	10,095
Vornado Realty Trust REIT	225	8,410
WP Carey, Inc. REIT	316	22,107

(Cost $261,191)		262,883

Utilities — 2.1%
Black Hills Corp. (a)	108	7,742
Essential Utilities, Inc.	395	16,262
National Fuel Gas Co.	135	11,213
ONE Gas, Inc.	87	6,897

See Notes to Financial Statements.

26 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF (Continued)

August 31, 2026

	Number of Shares	Value $
Ormat Technologies, Inc.	86	8,772
Southwest Gas Holdings, Inc.	92	8,126
UGI Corp.	303	11,650

(Cost $66,438)		70,662

TOTAL COMMON STOCKS

(Cost $3,052,854)		3,340,364

EXCHANGE-TRADED FUNDS — 0.5%
iShares ESG Select Screened S&P Mid-Cap ETF

(Cost $15,942)	360	18,357

	Number of Shares	Value $

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 3.65% (b)

(Cost $23,321)	23,321	23,321

TOTAL INVESTMENTS — 99.3%
(Cost $3,092,117)		3,382,042

Other assets and liabilities, net — 0.7%		22,913

NET ASSETS — 100.0%		3,404,955

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (b)(c)
19,000	—	(19,000	) (d)	—	—	137	—	—	—
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 3.65% (b)
45,222	146,735	(168,636)		—	—	730	—	23,321	23,321

64,222	146,735	(187,636)		—	—	867	—	23,321	23,321

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $17,076, which is 0.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $17,792.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2026.

REIT:	Real Estate Investment Trust

At August 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Depreciation ($)
Micro E-mini S&P MidCap 400 Index	USD	1	38,296	37,671	9/18/2026	(625)

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.

DBX ETF Trust | 27

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF (Continued)

August 31, 2026

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$3,340,364	$—	$—	$3,340,364
Exchange-Traded Funds	18,357	—	—	18,357
Short-Term Investments (a)	23,321	—	—	23,321

TOTAL	$3,382,042	$—	$—	$3,382,042

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(625)	$—	$—	$(625)

TOTAL	$(625)	$—	$—	$(625)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

28 | DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2026

	Xtrackers S&P 100 Ex Top 20 ETF	Xtrackers S&P 500 Diversified Sector Weight ETF	Xtrackers S&P 500 Growth Scored & Screened ETF	Xtrackers S&P 500 Scored & Screened ETF

Assets
Investment in non-affiliated securities at value	$274,108,827	$7,071,385	$14,186,455	$2,942,610,326
Investment in DWS Government Money Market Series	226,982	31,043	29,861	3,102,790
Investment in DWS Government & Agency Securities Portfolio*	98,975	—	—	650,570
Deposit with broker for futures contracts	28,599	2,860	2,860	332,298
Receivables:
Investment securities sold	57,700	—	—	—
Capital shares	26,212,179	—	—	—
Variation margin on futures contracts	15,369	1,588	18,041	656,342
Dividends	295,949	8,513	8,591	2,354,070
Interest	625	96	85	10,473
Affiliated securities lending income	50	—	—	172
Foreign tax reclaim	—	31	—	1,403
Total assets	$301,045,255	$7,115,516	$14,245,893	$2,949,718,444

Liabilities
Payable upon return of securities loaned	$98,975	$—	$—	$650,570
Payables:
Investment securities purchased	26,312,138	—	—	—
Investment advisory fees	30,310	542	1,825	244,305
Total liabilities	26,441,423	542	1,825	894,875
Net Assets, at value	$274,603,832	$7,114,974	$14,244,068	$2,948,823,569

Net Assets Consist of
Paid-in capital	$264,988,452	$6,499,805	$12,627,452	$2,466,484,870
Distributable earnings (loss)	9,615,380	615,169	1,616,616	482,338,699
Net Assets, at value	$274,603,832	$7,114,974	$14,244,068	$2,948,823,569
Number of Common Shares outstanding	6,600,001	240,001	240,001	41,650,001
Net Asset Value	$41.61	$29.65	$59.35	$70.80

Investment in non-affiliated securities at cost	$260,832,367	$6,430,229	$11,724,821	$2,400,564,051
Value of securities loaned	$96,459	$—	$—	$633,896
Investment in DWS Government Money Market Series at cost	$226,982	$31,043	$29,861	$3,102,790
Investment in DWS Government & Agency Securities Portfolio at cost*	$98,975	$—	$—	$650,570

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust | 29

Statements of Assets and Liabilities (Continued)

August 31, 2026

	Xtrackers S&P Dividend Aristocrats Screened ETF	Xtrackers S&P MidCap 400 Scored & Screened ETF

Assets
Investment in non-affiliated securities at value	$3,050,071	$3,358,721
Investment in DWS Government Money Market Series	2,051	23,321
Deposit with broker for futures contracts	3,076	2,792
Receivables:
Variation margin on futures contracts	—	18,336
Dividends	7,088	2,148
Interest	4	75
Affiliated securities lending income	—	2
Total assets	$3,062,290	$3,405,395

Liabilities
Payables:
Investment securities purchased	$2,893	$—
Investment advisory fees	395	440
Total liabilities	3,288	440
Net Assets, at value	$3,059,002	$3,404,955

Net Assets Consist of
Paid-in capital	$3,480,015	$3,683,122
Distributable earnings (loss)	(421,013)	(278,167)
Net Assets, at value	$3,059,002	$3,404,955
Number of Common Shares outstanding	100,001	90,001
Net Asset Value	$30.59	$37.83

Investment in non-affiliated securities at cost	$3,008,647	$3,068,796
Value of securities loaned	$—	$17,076
Investment in DWS Government Money Market Series at cost	$2,051	$23,321
Non-cash collateral for securities on loan	$—	$17,792

See Notes to Financial Statements.

30 | DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2026

	Xtrackers S&P 100 Ex Top 20 ETF	Xtrackers S&P 500 Diversified Sector Weight ETF	Xtrackers S&P 500 Growth Scored & Screened ETF	Xtrackers S&P 500 Scored & Screened ETF

Investment Income
Unaffiliated dividend income*	$2,190,690	$119,155	$86,961	$27,850,561
Income distributions from affiliated funds	2,706	1,108	1,137	149,748
Affiliated securities lending income, net	50	—	—	1,543
Total investment income	2,193,446	120,263	88,098	28,001,852

Expenses
Investment advisory fees	164,112	5,851	20,243	2,434,975
Other expenses	58	30	58	58
Total expenses	164,170	5,881	20,301	2,435,033
Less fees waived (see note 3):
Waiver	(77)	(30)	(31)	(4,215)
Net expenses	164,093	5,851	20,270	2,430,818
Net investment income (loss)	2,029,353	114,412	67,828	25,571,034

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(4,455,960)	(57,123)	(356,259)	(22,250,758)
In-kind redemptions	16,456,073	478,494	3,118,444	336,208,251
Futures contracts	18,712	3,981	6,307	910,475
Net realized gain (loss)	12,018,825	425,352	2,768,492	314,867,968
Net change in unrealized appreciation (depreciation) on:
Investments	12,521,305	608,833	(408,885)	178,318,079
Futures contracts	7,374	1,107	43	(134,837)
Net change in unrealized appreciation (depreciation)	12,528,679	609,940	(408,842)	178,183,242
Net realized and unrealized gain (loss) on investments and futures	24,547,504	1,035,292	2,359,650	493,051,210
Net Increase (Decrease) in Net Assets Resulting from Operations	$26,576,857	$1,149,704	$2,427,478	$518,622,244

* Unaffiliated foreign tax withheld	$—	$—	$—	$132

See Notes to Financial Statements.

DBX ETF Trust | 31

Statements of Operations (Continued)

For the Year Ended August 31, 2026

	Xtrackers S&P Dividend Aristocrats Screened ETF	Xtrackers S&P MidCap 400 Scored & Screened ETF

Investment Income
Unaffiliated dividend income*	$141,307	$53,344
Affiliated dividend income	53	—
Income distributions from affiliated funds	164	730
Affiliated securities lending income, net	—	114
Unaffiliated securities lending income, net	—	23
Total investment income	141,524	54,211

Expenses
Investment advisory fees	6,215	5,700
Other expenses	58	58
Total expenses	6,273	5,758

Less fees waived (see note 3):
Waiver	(6)	(20)
Net expenses	6,267	5,738
Net investment income (loss)	135,257	48,473

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(17,789)	132,970
Investments in affiliates	1,189	—
In-kind redemptions	768,476	443,973
Futures contracts	1,350	9,474
Net realized gain (loss)	753,226	586,417
Net change in unrealized appreciation (depreciation) on:

Investments	(371,204)	(10,292)
Investments in affiliates	(1,004)	—
Futures contracts	(300)	(4,509)
Net change in unrealized appreciation (depreciation)	(372,508)	(14,801)
Net realized and unrealized gain (loss) on investments and futures	380,718	571,616
Net Increase (Decrease) in Net Assets Resulting from Operations	$515,975	$620,089

* Unaffiliated foreign tax withheld	$—	$62

See Notes to Financial Statements.

32 | DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers S&P 100 Ex Top 20 ETF		Xtrackers S&P 500 Diversified Sector Weight ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	For the Period July 24, 2025(1) through August 31, 2025

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,029,353	$149,496	$114,412	$9,914
Net realized gain (loss)	12,018,825	594,975	425,352	1,274
Net change in net unrealized appreciation (depreciation)	12,528,679	(80,028)	609,940	32,213
Net increase (decrease) in net assets resulting from operations	26,576,857	664,443	1,149,704	43,401
Distributions to Shareholders	(1,160,232)	(151,763)	(101,036)	—
Fund Shares Transactions
Proceeds from shares sold	283,085,472	3,534,211	1,349,817	6,009,605
Value of shares redeemed	(41,101,138)	(3,235,678)	(1,336,542)	—
Net increase (decrease) in net assets resulting from fund share transactions	241,984,334	298,533	13,275	6,009,605
Total net increase (decrease) in Net Assets	267,400,959	811,213	1,061,943	6,053,006
Net Assets
Beginning of period	7,202,873	6,391,660	6,053,031	25
End of period	$274,603,832	$7,202,873	$7,114,974	$6,053,031

Changes in Shares Outstanding
Shares outstanding, beginning of period	210,001	200,001	240,001	1
Shares sold	7,440,000	110,000	50,000	240,000
Shares redeemed	(1,050,000)	(100,000)	(50,000)	—
Shares outstanding, end of period	6,600,001	210,001	240,001	240,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

DBX ETF Trust | 33

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P 500 Growth Scored & Screened ETF		Xtrackers S&P 500 Scored & Screened ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$67,828	$92,798	$25,571,034	$20,310,180
Net realized gain (loss)	2,768,492	2,148,751	314,867,968	90,564,663
Net change in net unrealized appreciation (depreciation)	(408,842)	273,908	178,183,242	120,561,025
Net increase (decrease) in net assets resulting from operations	2,427,478	2,515,457	518,622,244	231,435,868
Distributions to Shareholders	(73,834)	(87,756)	(24,427,232)	(19,342,028)
Fund Shares Transactions
Proceeds from shares sold	5,310,275	8,838,095	1,370,936,160	839,257,119
Value of shares redeemed	(10,913,788)	(6,589,051)	(978,171,885)	(402,603,158)
Net increase (decrease) in net assets resulting from fund share transactions	(5,603,513)	2,249,044	392,764,275	436,653,961
Total net increase (decrease) in Net Assets	(3,249,869)	4,676,745	886,959,287	648,747,801
Net Assets
Beginning of year	17,493,937	12,817,192	2,061,864,282	1,413,116,481
End of year	$14,244,068	$17,493,937	$2,948,823,569	$2,061,864,282

Changes in Shares Outstanding
Shares outstanding, beginning of year	350,001	300,001	35,500,001	27,300,001
Shares sold	100,000	200,000	21,100,000	16,000,000
Shares redeemed	(210,000)	(150,000)	(14,950,000)	(7,800,000)
Shares outstanding, end of year	240,001	350,001	41,650,001	35,500,001

See Notes to Financial Statements.

34 | DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P Dividend Aristocrats Screened ETF		Xtrackers S&P MidCap 400 Scored & Screened ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$135,257	$161,912	$48,473	$93,898
Net realized gain (loss)	753,226	68,625	586,417	254,881
Net change in net unrealized appreciation (depreciation)	(372,508)	(136,893)	(14,801)	(210,719)
Net increase (decrease) in net assets resulting from operations	515,975	93,644	620,089	138,060
Distributions to Shareholders	(153,817)	(153,336)	(53,993)	(99,707)
Fund Shares Transactions
Proceeds from shares sold	2,265,768	1,817,677	358,811	2,197,471
Value of shares redeemed	(5,837,038)	(1,059,557)	(2,362,048)	(3,506,794)
Net increase (decrease) in net assets resulting from fund share transactions	(3,571,270)	758,120	(2,003,237)	(1,309,323)
Total net increase (decrease) in Net Assets	(3,209,112)	698,428	(1,437,141)	(1,270,970)
Net Assets
Beginning of year	6,268,114	5,569,686	4,842,096	6,113,066
End of year	$3,059,002	$6,268,114	$3,404,955	$4,842,096

Changes in Shares Outstanding
Shares outstanding, beginning of year	230,001	200,001	150,001	200,001
Shares sold	80,000	70,000	10,000	70,000
Shares redeemed	(210,000)	(40,000)	(70,000)	(120,000)
Shares outstanding, end of year	100,001	230,001	90,001	150,001

See Notes to Financial Statements.

DBX ETF Trust | 35

Financial Highlights

Xtrackers S&P 100 Ex Top 20 ETF

	Years Ended August 31,			Period Ended
	2026	2025	2024	8/31/2023(a)

Selected Per Share Data
Net Asset Value, beginning of period	$34.30	$31.96	$26.59	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.72	0.66	0.60	0.47
Net realized and unrealized gain (loss)	7.18	2.37	5.30	1.48
Total from investment operations	7.90	3.03	5.90	1.95
Less distributions from:
Net investment income	(0.59)	(0.69)	(0.53)	(0.36)
Total from distributions	(0.59)	(0.69)	(0.53)	(0.36)
Net Asset Value, end of period	$41.61	$34.30	$31.96	$26.59
Total Return (%)(c)	23.27	9.69	22.45	7.91	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	275	7	6	5
Ratio of expenses before fee waiver (%)	0.15	0.15	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	0.15	0.15	0.15	*
Ratio of net investment income (loss) (%)	1.85	2.04	2.08	2.23	*
Portfolio turnover rate (%)(d)	41	50	42	66	**

(a)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.

(b)	Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

36 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P 500 Diversified Sector Weight ETF

	Year Ended 8/31/2026	Period Ended 8/31/2025(a)

Selected Per Share Data
Net Asset Value, beginning of period	$25.22	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.48	0.05
Net realized and unrealized gain (loss)	4.35	0.17
Total from investment operations	4.83	0.22
Less distributions from:
Net investment income	(0.39)	–
Net realized gains	(0.01)	–
Total from distributions	(0.40)	–
Net Asset Value, end of period	$29.65	$25.22
Total Return (%)(c)	19.33	0.88	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7	6
Ratio of expenses before fee waiver (%)	0.09	0.09	*
Ratio of expenses after fee waiver (%)	0.09	0.09	*
Ratio of net investment income (loss) (%)	1.76	1.87	*
Portfolio turnover rate (%)(d)	25	1	**

(a)	For the period July 24, 2025 (commencement of operations) through August 31, 2025.

(b)	Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 37

Financial Highlights (Continued)

Xtrackers S&P 500 Growth Scored & Screened ETF

	Years Ended August 31,			Period Ended
	2026	2025	2024	8/31/2023(a)

Selected Per Share Data
Net Asset Value, beginning of period	$49.98	$42.72	$32.84	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.27	0.27	0.28	0.26
Net realized and unrealized gain (loss)	9.38	7.24	9.90	7.77
Total from investment operations	9.65	7.51	10.18	8.03
Less distributions from:
Net investment income	(0.28)	(0.25)	(0.30)	(0.19)
Total from distributions	(0.28)	(0.25)	(0.30)	(0.19)
Net Asset Value, end of period	$59.35	$49.98	$42.72	$32.84
Total Return (%)(c)	19.36	17.65	31.22	32.23	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	14	17	13	7
Ratio of expenses before fee waiver (%)	0.15	0.15	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	0.15	0.15	0.15	*
Ratio of net investment income (loss) (%)	0.50	0.59	0.75	1.11	*
Portfolio turnover rate (%)(d)	67	50	54	57	**

(a)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.

(b)	Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

38 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P 500 Scored & Screened ETF

	$		$		$		$		$
	Years Ended August 31,
	2026		2025		2024		2023		2022

Selected Per Share Data
Net Asset Value, beginning of year		$58.08		$51.76		$41.36		$35.61		$39.93
Income (loss) from investment operations:
Net investment income (loss)(a)		0.67		0.64		0.61		0.60		0.53
Net realized and unrealized gain (loss)		12.70		6.31		10.38		5.72		(4.32)
Total from investment operations		13.37		6.95		10.99		6.32		(3.79)
Less distributions from:
Net investment income		(0.65)		(0.63)		(0.59)		(0.57)		(0.53)
Total from distributions		(0.65)		(0.63)		(0.59)		(0.57)		(0.53)
Net Asset Value, end of year		$70.80		$58.08		$51.76		$41.36		$35.61
Total Return (%)(b)		23.18		13.56		26.79		17.99		(9.59)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)		2,949		2,062		1,413		885		748
Ratio of expenses before fee waiver (%)		0.10		0.10		0.11		0.11		0.11
Ratio of expenses after fee waiver (%)		0.10		0.10		0.10		0.10		0.10
Ratio of net investment income (loss) (%)		1.05		1.21		1.34		1.63		1.37
Portfolio turnover rate (%)(c)		10		11		11		9		6

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust | 39

Financial Highlights (Continued)

Xtrackers S&P Dividend Aristocrats Screened ETF

	Years Ended August 31,			Period Ended
	2026	2025	2024	8/31/2023(a)

Selected Per Share Data
Net Asset Value, beginning of period	$27.25	$27.85	$25.05	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.92	0.78	0.69	0.56
Net realized and unrealized gain (loss)	3.38	(0.63)	2.79	(0.07)
Total from investment operations	4.30	0.15	3.48	0.49
Less distributions from:
Net investment income	(0.96)	(0.75)	(0.68)	(0.44)
Total from distributions	(0.96)	(0.75)	(0.68)	(0.44)
Net Asset Value, end of period	$30.59	$27.25	$27.85	$25.05
Total Return (%)(c)	16.21	0.67	14.15	1.99	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3	6	6	5
Ratio of expenses before fee waiver (%)	0.15	0.15	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	0.15	0.15	0.15	*
Ratio of net investment income (loss) (%)	3.26	2.92	2.74	2.74	*
Portfolio turnover rate (%)(d)	28	31	36	29	**

(a)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.

(b)	Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

40 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P MidCap 400 Scored & Screened ETF

	Years Ended August 31,
	2026	2025	2024	2023	2022

Selected Per Share Data
Net Asset Value, beginning of year	$32.28	$30.57	$26.56	$24.46	$27.39
Income (loss) from investment operations:
Net investment income (loss)(a)	0.44	0.44	0.38	0.37	0.32
Net realized and unrealized gain (loss)	5.59	1.73	4.02	2.09	(2.94)
Total from investment operations	6.03	2.17	4.40	2.46	(2.62)
Less distributions from:
Net investment income	(0.48)	(0.46)	(0.39)	(0.36)	(0.31)
Total from distributions	(0.48)	(0.46)	(0.39)	(0.36)	(0.31)
Net Asset Value, end of year	$37.83	$32.28	$30.57	$26.56	$24.46
Total Return (%)(b)	18.85	7.25	16.70	10.18	(9.64)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	3	5	6	12	11
Ratio of expenses before fee waiver (%)	0.15	0.15	0.15	0.15	0.15
Ratio of expenses after fee waiver (%)	0.15	0.15	0.15	0.15	0.15
Ratio of net investment income (loss) (%)	1.28	1.45	1.38	1.45	1.24
Portfolio turnover rate (%)(c)	34	28	35	39	41

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust | 41

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2026, the Trust consists of forty-two investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers S&P 100 Ex Top 20 ETF

Xtrackers S&P 500 Diversified Sector Weight ETF

Xtrackers S&P 500 Growth Scored & Screened ETF

Xtrackers S&P 500 Scored & Screened ETF

Xtrackers S&P Dividend Aristocrats Screened ETF

Xtrackers S&P MidCap 400 Scored & Screened ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers S&P 500 Diversified Sector Weight ETF offer shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Xtrackers S&P 500 Scored & Screened ETF, Xtrackers S&P MidCap 400 Scored & Screened ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers S&P 100 Ex Top 20 ETF, Xtrackers S&P 500 Growth Scored & Screened ETF and Xtrackers S&P Dividend Aristocrats Screened ETF offers shares that are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 10,000 shares except for Xtrackers S&P 500 Scored & Screened ETF which lots consist of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers S&P 100 Ex Top 20 ETF (formerly Xtrackers S&P 500 Value Scored & Screened ETF)*	S&P 100 Ex-Top 20 Select Index (formerly S&P 500 Value Scored & Screened Index)*
Xtrackers S&P 500 Diversified Sector Weight ETF	S&P 500 Diversified Sector Weight Index
Xtrackers S&P 500 Growth Scored & Screened ETF	S&P 500 Growth Scored & Screened Index
Xtrackers S&P 500 Scored & Screened ETF	S&P 500 Scored & Screened Index
Xtrackers S&P Dividend Aristocrats Screened ETF	S&P High Yield Dividend Aristocrats Screened Index
Xtrackers S&P MidCap 400 Scored & Screened ETF	S&P MidCap 400 Scored & Screened Index

* Effective December 19, 2025, the Fund changed it’s name to Xtrackers S&P 100 Ex Top 20 ETF, and the Fund’s ticker symbol changed from SNPV to XOEX. At that time, the Fund also changed its investment objective from seeking investments results that correspond generally to the performance, before fees and expenses, of the S&P 500 Value Scored & Screened Index, to seeking investment results that correspond generally to the performance, before fees and expenses, of the S&P 100 Ex-Top 20 Select Index.

S&P 100 Ex-Top 20 Select Index is designed to measure the capped market capitalization weighted performance of the companies in the S&P 100 Index excluding the 20 largest companies as measured by float-adjusted market capitalization. The Underlying Index is reconstituted annually, after the close of the third Friday in June, using a reference date of the last business day of May. In addition, the Underlying Index reweights quarterly after the close of the third Friday of March, June, September, and December using a reference date of the Wednesday prior to the second Friday of March, June, September, and December.

S&P 500 Diversified Sector Weight Index is a market capitalization weighted index designed to measure the performance of the constituent securities of the S&P 500 Index reweighted to mitigate concentration risk and address sector imbalances. The S&P 500 Diversified Sector Weight Index’s reweighting approach is intended to provide a return more representative of all the business opportunities inherent to the S&P 500, rather than a return tied principally to the business opportunities

42 | DBX ETF Trust

represented by the S&P 500’s largest constituent companies. Under normal circumstances, the Underlying Index rebalanced quarterly in March, June, September, and December. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P 500 Growth Scored & Screened Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (ESG) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Growth Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. In addition, companies that do not meet specified ESG criteria will be removed from the Underlying Index quarterly after the close of business on the last working day of July, October and January. The Fund rebalances/reweights its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance/reweighting schedule will result in corresponding changes to the Fund’s rebalance/reweighting schedule.

S&P 500 Scored & Screened Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P High Yield Dividend Aristocrats Screened Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats Index that meet certain environmental, social and governance (“ESG”) criteria. The S&P High Yield Dividend Aristocrats Index measures the performance of companies within the S&P Composite 1500 Index that have followed a policy of consistently increasing dividends every year for at least 20 years. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of January. Constituent weights are updated quarterly after the close of the last business day in April, July and October. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P MidCap 400 Scored & Screened Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers S&P 100 Ex Top 20 ETF, Xtrackers S&P 500 Diversified Sector Weight ETF, Xtrackers S&P Dividend Aristocrats Screened ETF and Xtrackers S&P MidCap 400 Scored & Screened ETF are diversified series of the Trust. Xtrackers S&P 500 Growth Scored & Screened ETF and Xtrackers S&P 500 Scored & Screened ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of their assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

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2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and

44 | DBX ETF Trust

sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended August 31, 2026 (or since the Fund’s inception if the Fund commenced operations less than four years prior to August 31, 2026), remains subject to examination by taxing authorities.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2026, the Funds did not incur any interest or penalties.

As of August 31, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers S&P 100 Ex Top 20 ETF	$894,527	$(718,068)	$9,438,921	$9,615,380
Xtrackers S&P 500 Diversified Sector Weight ETF	24,463	(27,131)	617,837	615,169
Xtrackers S&P 500 Growth Scored & Screened ETF	13,708	(628,167)	2,231,075	1,616,616
Xtrackers S&P 500 Scored & Screened ETF	5,558,141	(37,095,766)	513,876,324	482,338,699
Xtrackers S&P Dividend Aristocrats Screened ETF	18,307	(425,933)	(13,387)	(421,013)
Xtrackers S&P MidCap 400 Scored & Screened ETF	10,907	(548,203)	259,089	(278,207)

The tax character of dividends and distributions declared for the years ended August 31, 2026 and August 31, 2025 were as follows:

	Year Ended August 31, 2026

	Ordinary Income*	Long Term Capital Gains
Xtrackers S&P 100 Ex Top 20 ETF	$1,160,232	$—
Xtrackers S&P 500 Diversified Sector Weight ETF	100,947	89
Xtrackers S&P 500 Growth Scored & Screened ETF	73,834	—

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	Year Ended August 31, 2026

	Ordinary Income*	Long Term Capital Gains
Xtrackers S&P 500 Scored & Screened ETF	24,427,232	—
Xtrackers S&P Dividend Aristocrats Screened ETF	153,817	—
Xtrackers S&P MidCap 400 Scored & Screened ETF	53,993	—

Year Ended August 31, 2025

Ordinary Income*
Xtrackers S&P 100 Ex Top 20 ETF	$151,763
Xtrackers S&P 500 Growth Scored & Screened ETF	87,756
Xtrackers S&P 500 Scored & Screened ETF	19,342,028
Xtrackers S&P Dividend Aristocrats Screened ETF	153,336
Xtrackers S&P MidCap 400 Scored & Screened ETF	99,707

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2026, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers S&P 100 Ex Top 20 ETF	$666,222	$51,846	$718,068
Xtrackers S&P 500 Diversified Sector Weight ETF	27,131	—	27,131
Xtrackers S&P 500 Growth Scored & Screened ETF	628,167	—	628,167
Xtrackers S&P 500 Scored & Screened ETF	11,605,791	25,489,975	37,095,766
Xtrackers S&P Dividend Aristocrats Screened ETF	114,197	311,736	425,933
Xtrackers S&P MidCap 400 Scored & Screened ETF	183,216	364,987	548,203

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended August 31, 2026, the Funds had no post-October capital losses and no late year ordinary losses.

For the fiscal year ended August 31, 2026, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers S&P 100 Ex Top 20 ETF	$(16,316,592)	$16,316,592
Xtrackers S&P 500 Diversified Sector Weight ETF	(476,900)	476,900
Xtrackers S&P 500 Growth Scored & Screened ETF	(3,050,448)	3,050,448
Xtrackers S&P 500 Scored & Screened ETF	(324,534,189)	324,534,189
Xtrackers S&P Dividend Aristocrats Screened ETF	(692,414)	692,414
Xtrackers S&P MidCap 400 Scored & Screened ETF	(393,363)	393,363

As of August 31, 2026, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers S&P 100 Ex Top 20 ETF	$264,995,863	$9,438,921	$22,887,935	$(13,449,014)
Xtrackers S&P 500 Diversified Sector Weight ETF	6,484,591	617,837	1,021,969	(404,132)
Xtrackers S&P 500 Growth Scored & Screened ETF	11,985,241	2,231,075	2,755,336	(524,261)
Xtrackers S&P 500 Scored & Screened ETF	2,432,487,362	513,876,324	639,961,168	(126,084,844)
Xtrackers S&P Dividend Aristocrats Screened ETF	3,065,509	(13,387)	241,562	(254,949)
Xtrackers S&P MidCap 400 Scored & Screened ETF	3,122,953	259,089	535,639	(276,550)

Securities Lending. The Funds may lend securities to certain financial institutions. National Financial Services LLC (Fidelity Agency Lending) serves as securities lending agent for Xtrackers S&P MidCap 400 Scored & Screened ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Deutsche Bank AG serves

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as securities lending agent for Xtrackers S&P 100 Ex Top 20 ETF, Xtrackers S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Scored & Screened ETF and Xtrackers S&P Dividend Aristocrats Screened ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2026, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of August 31, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2026, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2026
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Xtrackers S&P 100 Ex Top 20 ETF
Exchange-Traded Fund	$98,975	$—	$—	$—	$98,975
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$98,975
Xtrackers S&P 500 Scored & Screened ETF
Common Stocks	$650,570	$—	$—	$—	$650,570
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$650,570
Xtrackers S&P MidCap 400 Scored & Screened ETF
Common Stocks	$17,792	$—	$—	$—	$17,792
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions					$17,792

As of August 31, 2026, Xtrackers S&P 100 Ex Top 20 ETF, Xtrackers S&P 500 Diversified Sector Weight ETF, Xtrackers S&P 500 Growth Scored & Screened ETF and Xtrackers S&P Dividend Aristocrats Screened ETF had no securities on loan.

Derivatives

Futures Contracts. Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund may enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended August 31, 2026, Xtrackers S&P 100 Ex Top 20 ETF, Xtrackers S&P 500 Diversified Sector Weight ETF, Xtrackers S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Scored & Screened ETF and Xtrackers S&P MidCap 400 Scored & Screened ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange- traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

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Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2026 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Xtrackers S&P 100 Ex Top 20 ETF
Equity contracts	Unrealized appreciation on futures contracts*	$7,374	Unrealized depreciation on futures contracts*	$—
	Total	$7,374	Total	$—

Xtrackers S&P 500 Diversified Sector Weight ETF
Equity contracts	Unrealized appreciation on futures contracts*	$997	Unrealized depreciation on futures contracts*	$—
	Total	$997	Total	$—

Xtrackers S&P 500 Growth Scored & Screened ETF
Equity contracts	Unrealized appreciation on futures contracts*	$996	Unrealized depreciation on futures contracts*	$—
	Total	$996	Total	$—

Xtrackers S&P 500 Scored & Screened ETF
Equity contracts	Unrealized appreciation on futures contracts*	$102,683	Unrealized depreciation on futures contracts*	$—
	Total	$102,683	Total	$—

Xtrackers S&P MidCap 400 Scored & Screened ETF
Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$625
	Total	$—	Total	$625

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended August 31, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts — Equity Contracts
Xtrackers S&P 100 Ex Top 20 ETF	$18,712
Xtrackers S&P 500 Diversified Sector Weight ETF	3,981
Xtrackers S&P 500 Growth Scored & Screened ETF	6,307
Xtrackers S&P 500 Scored & Screened ETF	910,475
Xtrackers S&P Dividend Aristocrats Screened ETF	1,350
Xtrackers S&P MidCap 400 Scored & Screened ETF	9,474

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts — Equity Contracts
Xtrackers S&P 100 Ex Top 20 ETF	$7,374
Xtrackers S&P 500 Diversified Sector Weight ETF	1,107
Xtrackers S&P 500 Growth Scored & Screened ETF	43
Xtrackers S&P 500 Scored & Screened ETF	(134,837)
Xtrackers S&P Dividend Aristocrats Screened ETF	(300)
Xtrackers S&P MidCap 400 Scored & Screened ETF	(4,509)

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For the year ended August 31, 2026 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers S&P 100 Ex Top 20 ETF	$134,445
Xtrackers S&P 500 Diversified Sector Weight ETF	35,334
Xtrackers S&P 500 Growth Scored & Screened ETF	48,377
Xtrackers S&P 500 Scored & Screened ETF	4,703,551
Xtrackers S&P Dividend Aristocrats Screened ETF	2,490
Xtrackers S&P MidCap 400 Scored & Screened ETF	37,639

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers S&P 100 Ex Top 20 ETF	0.15%
Xtrackers S&P 500 Diversified Sector Weight ETF	0.09%
Xtrackers S&P 500 Growth Scored & Screened ETF	0.15%
Xtrackers S&P 500 Scored & Screened ETF	0.10%
Xtrackers S&P Dividend Aristocrats Screened ETF	0.15%
Xtrackers S&P MidCap 400 Scored & Screened ETF	0.15%

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended August 31, 2026, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers S&P 100 Ex Top 20 ETF	$77
Xtrackers S&P 500 Diversified Sector Weight ETF	30
Xtrackers S&P 500 Growth Scored & Screened ETF	31
Xtrackers S&P 500 Scored & Screened ETF	4,215
Xtrackers S&P Dividend Aristocrats Screened ETF	6
Xtrackers S&P MidCap 400 Scored & Screened ETF	20

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

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The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the fund listed below. For the year ended August 31, 2026, the Fund incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees
Xtrackers S&P 100 Ex Top 20 ETF	$4
Xtrackers S&P 500 Scored & Screened ETF	122

4. Investment Portfolio Transactions

For the year ended August 31, 2026, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers S&P 100 Ex Top 20 ETF	$47,947,613	$46,561,802
Xtrackers S&P 500 Diversified Sector Weight ETF	1,646,179	1,648,296
Xtrackers S&P 500 Growth Scored & Screened ETF	9,269,788	9,298,167
Xtrackers S&P 500 Scored & Screened ETF	240,633,075	241,142,743
Xtrackers S&P Dividend Aristocrats Screened ETF	1,186,889	1,180,662
Xtrackers S&P MidCap 400 Scored & Screened ETF	1,326,464	1,294,987

For the year ended August 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers S&P 100 Ex Top 20 ETF	$283,078,896	$42,068,118
Xtrackers S&P 500 Diversified Sector Weight ETF	1,349,819	1,320,984
Xtrackers S&P 500 Growth Scored & Screened ETF	5,310,147	10,870,729
Xtrackers S&P 500 Scored & Screened ETF	1,370,485,660	972,182,036
Xtrackers S&P Dividend Aristocrats Screened ETF	2,265,743	5,830,804
Xtrackers S&P MidCap 400 Scored & Screened ETF	358,827	2,367,727

5. Fund Share Transactions

As of August 31, 2026, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At August 31, 2026, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers S&P 500 Diversified Sector Weight ETF	56%

50 | DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of Xtrackers S&P 100 Ex Top 20 ETF, Xtrackers S&P 500 Diversified Sector Weight ETF, Xtrackers S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Scored & Screened ETF, Xtrackers S&P Dividend Aristocrats Screened ETF and Xtrackers S&P MidCap 400 Scored & Screened ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers S&P 100 Ex Top 20 ETF, Xtrackers S&P 500 Diversified Sector Weight ETF, Xtrackers S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Scored & Screened ETF, Xtrackers S&P Dividend Aristocrats Screened ETF and Xtrackers S&P MidCap 400 Scored & Screened ETF (collectively referred to as the “Funds”), (six of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting DBX ETF Trust) at August 31, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights

Xtrackers S&P 500 Scored & Screened ETF Xtrackers S&P MidCap 400 Scored & Screened ETF	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the five years in the period ended August 31, 2026

Xtrackers S&P Dividend Aristocrats Screened ETF Xtrackers S&P 500 Growth Scored & Screened ETF Xtrackers S&P 100 Ex Top 20 ETF	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the three years in the period ended August 31, 2026 and for the period November 9, 2022 (commencement of operations) through August 31, 2023

Xtrackers S&P 500 Diversified Sector Weight ETF	For the year ended August 31, 2026	For the year ended August 31, 2026 and for the period July 24, 2025 (commencement of operations) through August 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were

DBX ETF Trust  |  51

Report of Independent Registered Public Accounting Firm (Continued)

not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 22, 2026

52  |  DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers S&P 100 Ex Top 20 ETF, Xtrackers S&P 500 Diversified Sector Weight ETF, Xtrackers S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Scored & Screened ETF, Xtrackers S&P Dividend Aristocrats Screened ETF and Xtrackers S&P MidCap 400 Scored & Screened ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 12-13, 2026 (the “Meeting”), the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers S&P 100 Ex Top 20 ETF, Xtrackers S&P 500 Diversified Sector Weight ETF, Xtrackers S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Scored & Screened ETF, Xtrackers S&P Dividend Aristocrats Screened ETF and Xtrackers S&P MidCap 400 Scored & Screened ETF (each a “Fund,” and collectively, the “Funds”) for another annual period ending on May 31, 2027. The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the Investment Advisory Agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) for Funds with three years of performance history as of December 31, 2025, each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on May 12, 2026 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the Meeting.

The Independent Trustees also noted that they had received and took into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to approve the continuation of the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fees; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

DBX ETF Trust | 53

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

(Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge, as applicable. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board noted that the advisory fees and total expenses (after waivers/reimbursements, as applicable) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group. The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ operating expenses (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that the Funds were not profitable at this time. The Board considered whether the Advisor would benefit in other ways from its relationship with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

54 | DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

(Continued)

Economies of Scale. The Board considered that Xtrackers S&P 500 Scored & Screened ETF had attracted a substantial amount of assets, but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust | 55

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended August 31, 2026.

	Qualified Dividend Income*	Dividends Received Reduction*
Xtrackers S&P 100 Ex Top 20 ETF	100%	100%
Xtrackers S&P 500 Diversified Sector Weight ETF	100%	100%
Xtrackers S&P 500 Growth Scored & Screened ETF	100%	100%
Xtrackers S&P 500 Scored & Screened ETF	100%	100%
Xtrackers S&P Dividend Aristocrats Screened ETF	100%	100%
Xtrackers S&P MidCap 400 Scored & Screened ETF	86%	85%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

56 | DBX ETF Trust

Xtrackers Europe Defense Technologies ETF (XDEF)

Xtrackers Europe Market Leaders ETF (XEML)

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell US Multifactor ETF (DEUS)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust | 1

Schedule of Investments

Xtrackers Europe Defense Technologies ETF

August 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 99.3%

Czech Republic — 1.7%
CSG NV *

(Cost $61,720)	3,754	79,059

Finland — 0.8%
Bittium Oyj

(Cost $30,887)	835	35,985

France — 17.2%
Dassault Aviation SA	431	142,084
Eutelsat Communications SACA *	8,465	18,098
LISI SA	564	39,767
Safran SA	995	389,502
Thales SA	695	196,742

(Cost $857,670)		786,193

Germany — 19.0%
Hensoldt AG	1,484	147,731
MTU Aero Engines AG	540	220,860
RENK Group AG	2,076	113,352
Rheinmetall AG	241	310,964
Tkms AG& Co KGaA *	607	61,977
Vincorion SE *	524	11,918

(Cost $1,058,377)		866,802

Italy — 4.7%
Avio SpA	931	31,816
Leonardo SpA	3,076	184,800

(Cost $249,585)		216,616

Luxembourg — 1.1%
SES SA

(Cost $65,478)	8,521	48,441

Netherlands — 8.4%
Airbus SE

(Cost $340,272)	1,676	383,995

Norway — 4.9%
Kongsberg Gruppen ASA	6,008	204,023
NORBIT ASA	1,102	19,566

(Cost $264,366)		223,589

Poland — 0.2%
Creotech Instruments SA *

(Cost $10,101)	46	8,637

Spain — 3.9%
Indra Sistemas SA

(Cost $155,842)	2,476	176,019

Sweden — 5.4%
Ovzon AB *	2,300	9,331
Saab AB, Class B	3,392	223,883
Yubico AB *	1,540	14,189

(Cost $258,494)		247,403

	Number of Shares	Value $

Switzerland — 0.5%
Montana Aerospace AG, 144A *

(Cost $23,019)	853	24,863

United Kingdom — 31.5%
Babcock International Group PLC	12,472	178,649
BAE Systems PLC	13,070	362,203
Chemring Group PLC	6,711	50,089
Melrose Industries PLC	30,499	213,038
NCC Group PLC	6,182	12,153
QinetiQ Group PLC	10,908	75,055
Rolls-Royce Holdings PLC	20,265	420,427
Senior PLC	10,346	41,310
Serco Group PLC	24,733	86,851

(Cost $1,497,503)		1,439,775

TOTAL COMMON STOCKS

(Cost $4,873,314)		4,537,377

EXCHANGE-TRADED FUNDS — 0.5%
Select STOXX Europe Aerospace & Defense ETF

(Cost $18,411)	450	19,967

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 3.65% (a)

(Cost $479)	479	479

TOTAL INVESTMENTS — 99.8%

(Cost $4,892,204)		4,557,823
Other assets and liabilities, net — 0.2%		11,058

NET ASSETS — 100.0%		4,568,881

See Notes to Financial Statements.

2 | DBX ETF Trust

Schedule of Investments

Xtrackers Europe Defense Technologies ETF (Continued)

August 31, 2026

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 is as follows:

Value ($) at 2/19/2026 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 3.65% (a)
—	74,802	(74,323)	—	—	39	—	479	479

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
Micro EURO STOXX 50 Index	EUR	1	7,327	7,477	9/18/2026	150

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro

See Notes to Financial Statements.

DBX ETF Trust | 3

Schedule of Investments

Xtrackers Europe Defense Technologies ETF (Continued)

August 31, 2026

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$4,537,377	$—	$—	$4,537,377

Exchange-Traded Funds	19,967	—	—	19,967

Short-Term Investments (a)	479	—	—	479

Derivatives (b)

Futures Contracts	150	—	—	150

TOTAL	$4,557,973	$—	$—	$4,557,973

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

4 | DBX ETF Trust

Schedule of Investments

Xtrackers Europe Market Leaders ETF

August 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 99.1%

Austria — 0.6%
ANDRITZ AG	186	18,019
Verbund AG	185	12,743

(Cost $27,810)		30,762

Denmark — 4.5%

Novo Nordisk A/S, Class B

(Cost $231,662)	5,180	235,363

France — 33.5%
Cie de Saint-Gobain SA	1,417	128,914
Engie SA	5,577	159,365
EssilorLuxottica SA	888	165,401
L’Oreal SA	511	228,349
LVMH Moet Hennessy Louis Vuitton SE	397	209,042
Safran SA	663	259,538
Sanofi SA	1,365	121,789
Schneider Electric SE	741	253,576
Valeo SE	627	10,480
Vinci SA	1,588	208,719

(Cost $1,858,879)		1,745,173

Germany — 14.9%
Deutsche Telekom AG	7,060	232,741
E.ON SE	6,372	131,750
GEA Group AG	413	32,238
Merck KGaA	367	59,257
SAP SE, ADR	912	201,452
SAP SE	488	108,214
TUI AG	1,275	10,418

(Cost $699,364)		776,070

Italy — 0.2%
Davide Campari-Milano NV

(Cost $11,289)	1,726	11,669

Luxembourg — 0.5%
Tenaris SA

(Cost $18,172)	902	25,073

Netherlands — 4.1%

ASML Holding NV	124	209,115
Signify NV, 144A	360	6,436

(Cost $139,180)		215,551

Singapore — 0.1%
Hafnia Ltd.

(Cost $4,581)	843	7,114

Spain — 4.1%
Industria de Diseno Textil SA

(Cost $207,365)	3,154	212,494

Sweden — 3.0%
Alfa Laval AB	829	49,694

	Number of Shares	Value $

Assa Abloy AB, Class B	2,814	104,825

(Cost $150,218)		154,519

Switzerland — 22.2%
ABB Ltd.	2,223	217,361
Cie Financiere Richemont SA, Class A	1,040	247,337
Nestle SA	2,273	221,744
Novartis AG	1,486	226,702
Roche Holding AG	555	242,347

(Cost $1,033,748)		1,155,491

United Kingdom — 9.3%
GSK PLC	8,625	216,744
Haleon PLC	25,165	125,625
Imperial Brands PLC	2,199	75,340
JD Sports Fashion PLC	6,341	7,454
Johnson Matthey PLC	360	11,109
Keller Group PLC	205	8,394
Smith & Nephew PLC	2,489	35,855
Ssp Group PLC	2,173	5,922

(Cost $503,101)		486,443

United States — 2.1%
Sanofi SA, ADR

(Cost $105,728)	2,419	107,307

TOTAL COMMON STOCKS

(Cost $4,991,097)		5,163,029

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 3.65% (a)

(Cost $1,434)	1,434	1,434

TOTAL INVESTMENTS — 99.1%

(Cost $4,992,531)		5,164,463
Other assets and liabilities, net — 0.9%		45,910

NET ASSETS — 100.0%		5,210,373

See Notes to Financial Statements.

DBX ETF Trust | 5

Schedule of Investments

Xtrackers Europe Market Leaders ETF (Continued)

August 31, 2026

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 is as follows:

Value ($) at 12/23/2025 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026
CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 3.65% (a)
—	3,919,961	(3,918,503)	(24)	—	539	—	1,434	1,434

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
Micro EURO STOXX 50 Index	EUR	6	44,168	44,863	9/18/2026	695

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro

See Notes to Financial Statements.

6 | DBX ETF Trust

Schedule of Investments

Xtrackers Europe Market Leaders ETF (Continued)

August 31, 2026

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$5,163,029	$—	$—	$5,163,029
Short-Term Investments (a)	1,434	—	—	1,434
Derivatives (b)
Futures Contracts	695	—	—	695

TOTAL	$5,165,158	$—	$—	$5,165,158

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 7

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF

August 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 98.7%

Australia — 8.3%
AGL Energy Ltd.	5,347	32,878
Als Ltd.	4,379	69,762
Ampol Ltd.	2,409	74,339
Ansell Ltd.	961	28,078
ANZ Group Holdings Ltd.	556	14,823
APA Group (a)	6,819	53,218
Aristocrat Leisure Ltd.	957	41,781
ASX Ltd.	593	23,858
Atlas Arteria Ltd. (a)	3,021	9,937
Aurizon Holdings Ltd.	44,308	116,217
Bank of Queensland Ltd.	2,348	10,988
Beach Energy Ltd.	7,855	4,869
Bendigo & Adelaide Bank Ltd.	2,418	18,594
BHP Group Ltd.	574	27,244
BlueScope Steel Ltd.	5,585	124,357
Brambles Ltd.	9,032	126,802
Car Group Ltd.	398	7,887
Challenger Ltd.	2,271	15,380
Charter Hall Group REIT	2,445	33,853
Cleanaway Waste Management Ltd.	15,592	29,052
Cochlear Ltd.	118	11,325
Coles Group Ltd.	12,106	208,565
Commonwealth Bank of Australia	48	5,500
Computershare Ltd.	2,789	79,470
CSL Ltd.	198	24,345
Deterra Royalties Ltd.	3,758	11,069
Dexus REIT	1,910	7,912
Downer Edi Ltd.	19,133	89,811
Dyno Nobel Ltd.	11,182	30,291
Ebos Group Ltd.	372	4,643
Endeavour Group Ltd.	21,750	48,944
Evolution Mining Ltd.	3,059	32,620
Flight Centre Travel Group Ltd.	463	3,909
Fortescue Ltd.	4,812	61,039
Goodman Group (a)	1,274	25,318
GPT Group REIT	43,721	147,264
Harvey Norman Holdings Ltd.	11,398	34,961
Hub24 Ltd.	165	8,962
Insurance Australia Group Ltd.	35,665	200,641
JB Hi-Fi Ltd.	1,322	63,382
Lendlease Corp. Ltd. (a)	1,508	3,177
Lottery Corp. Ltd.	14,800	52,926
Macquarie Group Ltd.	197	35,378
Magellan Financial Group Ltd.	1,665	10,715
Medibank Pvt Ltd.	44,850	155,566
Metcash Ltd.	10,970	23,113
Mirvac Group REIT	3,619	4,720
National Australia Bank Ltd.	921	25,497

	Number of Shares	Value $

Netwealth Group Ltd.	240	3,708
New Hope Corp. Ltd.	5,589	24,152
Northern Star Resources Ltd.	1,749	29,380
Orica Ltd.	6,252	99,601
Origin Energy Ltd.	12,108	100,829
Orora Ltd.	4,185	4,379
Qantas Airways Ltd.	12,921	87,228
QBE Insurance Group Ltd.	14,952	238,524
Ramelius Resources Ltd.	6,436	17,665
Ramsay Health Care Ltd.	1,582	58,138
REA Group Ltd.	47	5,970
Reece Ltd.	401	4,837
Region Group REIT	23,716	38,071
Rio Tinto Ltd.	1,665	208,587
Sandfire Resources Ltd. *	1,905	31,318
Santos Ltd.	19,938	116,309
Scentre Group REIT	59,597	153,330
Seek Ltd.	639	6,727
SGH Ltd.	484	13,739
Sims Ltd.	3,452	60,214
Sonic Healthcare Ltd.	2,755	38,678
South32 Ltd.	19,986	73,907
Steadfast Group Ltd.	11,675	48,863
Stockland REIT	20,098	62,798
Suncorp Group Ltd.	7,556	102,127
Technology One Ltd.	696	16,256
Telstra Group Ltd.	14,159	47,387
TPG Telecom Ltd.	11,973	32,348
Transurban Group (a)	3,166	32,446
Treasury Wine Estates Ltd. *	2,192	8,609
Vicinity Ltd. REIT	74,179	132,369
Washington H Soul Pattinson & Co. Ltd.	973	31,016
Wesfarmers Ltd.	1,672	95,188
Westpac Banking Corp.	734	18,174
Whitehaven Coal Ltd.	3,189	19,540
Woodside Energy Group Ltd.	8,468	196,744
Woolworths Group Ltd.	5,665	163,652
Worley Ltd.	4,423	32,395

(Cost $3,787,519)		4,730,183

Austria — 0.6%
ANDRITZ AG	1,100	106,565
BAWAG Group AG, 144A	26	5,430
Erste Group Bank AG	301	42,412
OMV AG	534	42,490
Raiffeisen Bank International AG	130	9,635
Strabag Se	389	42,701
Telekom Austria AG	2,322	27,296
Verbund AG	459	31,617

See Notes to Financial Statements.

8 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Vienna Insurance Group AG Wiener Versicherung Gruppe	400	33,547

(Cost $236,176)		341,693

Belgium — 1.0%
Ackermans & van Haaren NV	194	61,611
Ageas SA/NV	740	64,899
Anheuser-Busch InBev SA/NV	229	18,163
Argenx SE *	24	24,410
D’ieteren Group	317	65,802
Elia Group SA/NV	281	41,879
Financiere de Tubize SA	94	20,102
Groupe Bruxelles Lambert NV	102	8,750
KBC Group NV	149	22,673
Lotus Bakeries NV	2	29,644
Sofina SA	334	95,752
Syensqo SA	237	22,354
UCB SA	212	53,020
Warehouses De Pauw CVA REIT	1,121	27,345

(Cost $456,671)		556,404

Bermuda — 0.3%
Hiscox Ltd.
(Cost $132,913)	7,738	193,248

Canada — 6.6%
Agnico Eagle Mines Ltd.	178	36,110
Alamos Gold, Inc., Class A	1,062	38,901
Alimentation Couche-Tard, Inc.	2,248	135,353
AltaGas Ltd.	1,718	66,561
ARC Resources Ltd.	1,534	36,892
AtkinsRealis Group Inc.	2,171	131,547
Bank of Montreal	56	9,543
Bank of Nova Scotia	81	7,413
Barrick Mining Corp.	2,712	121,603
BCE, Inc.	2,759	65,039
CAE, Inc. *	652	15,770
Cameco Corp.	39	3,849
Canadian Imperial Bank of Commerce	221	25,078
Canadian National Railway Co.	526	65,660
Canadian Natural Resources Ltd.	1,019	51,079
Canadian Pacific Kansas City Ltd.	429	39,731
Canadian Tire Corp. Ltd., Class A	934	126,541
Cenovus Energy, Inc.	854	27,426
CGI, Inc.	266	20,024
Descartes Systems Group, Inc. (The) *	43	3,459
Dollarama, Inc.	219	27,657
Element Fleet Management Corp.	592	11,252
Emera, Inc.	2,116	106,098
Enbridge, Inc.	470	23,807
Fairfax Financial Holdings Ltd.	110	179,313

	Number of Shares	Value $

FirstService Corp.	73	10,156
Fortis, Inc.	1,848	102,098
Franco-Nevada Corp.	85	22,355
George Weston Ltd.	1,170	82,068
GFL Environmental, Inc.	1,606	67,841
Gildan Activewear, Inc.	42	2,190
Great-West Lifeco, Inc.	153	9,835
Hydro One Ltd., 144A	911	35,065
iA Financial Corp., Inc.	222	31,672
IGM Financial, Inc.	1,546	96,230
Imperial Oil Ltd.	300	39,416
Intact Financial Corp.	611	118,238
Keyera Corp.	548	23,761
Kinross Gold Corp.	1,928	59,023
Loblaw Cos. Ltd.	1,088	47,592
Lundin Gold, Inc.	94	6,693
Lundin Mining Corp.	139	3,721
LunR Royalties Corp. *	19	299
Magna International, Inc.	6,683	438,688
Manulife Financial Corp.	562	23,833
Metro, Inc.	1,522	96,636
National Bank of Canada	144	22,091
Nutrien Ltd.	560	42,229
Open Text Corp.	397	9,903
Pan American Silver Corp.	226	11,733
Pembina Pipeline Corp.	975	47,516
Power Corp. of Canada	452	29,944
Quebecor, Inc., Class B	1,618	71,650
Royal Bank of Canada	34	6,951
Saputo, Inc.	2,723	79,865
Stantec, Inc.	505	36,810
Sun Life Financial, Inc.	474	37,218
Suncor Energy, Inc.	2,378	159,065
TC Energy Corp.	387	24,226
TELUS Corp.	2,357	22,800
TFI International, Inc.	433	58,164
TMX Group Ltd.	117	4,560
Toromont Industries Ltd.	1,390	200,794
Toronto-Dominion Bank	125	15,118
Tourmaline Oil Corp.	670	30,516
Waste Connections, Inc.	163	26,950
Wheaton Precious Metals Corp.	124	18,685
Whitecap Resources, Inc.	2,198	28,476
WSP Global, Inc.	295	40,059

(Cost $3,015,226)		3,718,439

Chile — 0.0%
Antofagasta PLC
(Cost $3,848)	271	14,840

China — 0.1%
Lenovo Group Ltd.	8,514	32,626

See Notes to Financial Statements.

DBX ETF Trust | 9

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Shenzhou International Group Holdings Ltd.	1,764	7,898

(Cost $18,913)		40,524

Curacao — 0.1%
HAL Trust
(Cost $62,339)	318	59,619

Czech Republic — 0.0%
Csg NV *
(Cost $3,589)	112	2,359

Denmark — 0.6%
A.P. Moller — Maersk A/S, Class A	9	29,117
A.P. Moller — Maersk A/S, Class B	9	30,124
Carlsberg AS, Class B	308	42,280
Coloplast A/S, Class B	111	7,914
Danske Bank A/S	573	33,176
DSV A/S	41	8,649
Genmab A/S *	109	35,942
H Lundbeck A/S	2,664	17,469
H Lundbeck A/S, Class A	742	4,820
Novo Nordisk A/S, Class B	137	6,225
Novonesis Novozymes B, Class B	334	23,999
Pandora A/S	127	16,779
Rockwool A/S, Class B	92	2,962
Tryg A/S	2,026	48,515
Vestas Wind Systems A/S	747	24,818

(Cost $258,489)		332,789

Finland — 1.6%
Elisa OYJ	1,168	47,703
Fortum OYJ	783	18,845
Kesko OYJ, Class B	3,034	79,085
Kone OYJ, Class B	1,144	70,138
Metso OYJ	2,561	52,982
Neste OYJ	536	19,849
Nokia OYJ	5,425	55,001
Nordea Bank Abp	1,945	39,798
Orion OYJ, Class B	863	79,295
Sampo OYJ, Class A	22,254	251,420
Stora Enso OYJ, Class R	2,491	29,297
UPM-Kymmene OYJ	2,377	66,433
Valmet OYJ	1,248	41,577
Wartsila OYJ Abp	2,363	76,554

(Cost $774,791)		927,977

France — 4.0%
Accor SA	662	35,773
Aeroports de Paris SA	167	20,951
Air Liquide SA	148	29,147
Alstom SA *	279	5,302
Amundi SA, 144A	318	34,870
AXA SA	449	22,479

	Number of Shares	Value $

Ayvens SA, 144A	1,796	23,783
BioMerieux	119	10,374
BNP Paribas SA	47	5,611
Bollore SE	4,989	22,254
Bouygues SA	3,223	165,552
Bureau Veritas SA	2,030	64,328
Capgemini SE	134	16,694
Carrefour SA	7,329	133,447
Cie de Saint-Gobain SA	514	46,762
Cie Generale des Etablissements Michelin SCA	2,830	115,056
Covivio SA REIT	83	4,830
Credit Agricole SA	380	8,173
Danone SA	774	57,793
Dassault Aviation SA	45	14,835
Dassault Systemes SE	94	2,494
Edenred SE	528	18,449
Eiffage SA	1,136	143,834
Engie SA	1,304	37,262
EssilorLuxottica SA	29	5,402
FDJ UNITED	1,224	31,806
Gecina SA REIT	116	9,217
Getlink SE	1,018	22,290
Ipsen SA	345	65,363
Kering SA	25	7,378
Klepierre SA REIT	2,822	122,795
Legrand SA	432	68,522
L’Oreal SA	11	4,915
Orange SA	6,629	118,622
Pernod Ricard SA	548	41,058
Publicis Groupe SA	943	110,580
Rexel SA	2,230	93,098
Safran SA	103	40,320
Sanofi SA	309	27,570
Schneider Electric SE	51	17,453
SCOR SE	1,289	50,579
Societe Generale SA	77	6,498
Sodexo SA	476	32,014
SPIE SA	1,259	63,675
Thales SA	61	17,268
TotalEnergies SE	693	60,801
Unibail-Rodamco-Westfield REIT *	259	29,315
Veolia Environnement SA	3,056	115,725
Vinci SA	616	80,964

(Cost $1,921,242)		2,283,281

Germany — 3.1%
adidas AG	39	6,859
Allianz SE	14	7,331
Aumovio SE *	526	22,515
BASF SE	836	51,449

See Notes to Financial Statements.

10 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Bayer AG	314	17,887
Bayerische Motoren Werke AG	267	19,223
Bechtle AG	217	9,407
Beiersdorf AG	186	17,094
Brenntag SE	170	12,409
Commerzbank AG	151	7,049
Continental AG	944	78,206
CTS Eventim AG & Co. KGaA	117	7,951
Daimler Truck Holding AG	472	25,654
Deutsche Bank AG (b)	313	12,602
Deutsche Boerse AG	18	6,022
Deutsche Lufthansa AG	3,501	31,965
Deutsche Post AG	1,629	106,231
Deutsche Telekom AG	658	21,692
DWS Group GMBH & Co. KGAA, 144A (b)	299	26,309
E.ON SE	5,324	110,082
Evonik Industries AG	1,465	32,350
Fraport AG Frankfurt Airport
Services Worldwide	255	18,765
Fresenius Medical Care AG	1,253	57,419
Fresenius SE & Co. KGaA	679	35,686
FUCHS SE	323	12,926
GEA Group AG	1,347	105,146
Hannover Rueck SE	111	33,292
Heidelberg Materials AG	205	39,232
Henkel AG & Co. KGaA	340	27,863
HOCHTIEF AG	105	51,031
Infineon Technologies AG	120	7,846
KION Group AG	127	6,538
Knorr-Bremse AG	149	18,277
Mercedes-Benz Group AG	709	38,889
Merck KGaA	237	38,267
MTU Aero Engines AG	232	94,888
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	52	31,337
Rational AG	5	3,662
RWE AG	5,603	381,655
SAP SE	21	4,657
Schaeffler AG	549	4,706
Scout24 SE, 144A	170	15,758
Siemens AG	21	6,967
Siemens Healthineers AG, 144A	86	3,909
Symrise AG	226	24,204
Talanx AG	99	14,398
Traton Se	181	8,078

(Cost $1,218,742)		1,715,683

Greece — 0.1%
Metlen Energy & Metals PLC

(Cost $73,645)	1,383	79,315

	Number of Shares	Value $

Hong Kong — 3.1%
AIA Group Ltd.	4,285	41,679
Bank of East Asia Ltd. (The)	6,620	15,631
BOC Hong Kong Holdings Ltd.	6,690	44,974
Cathay Pacific Airways Ltd.	35,994	66,117
Chow Tai Fook Jewellery Group Ltd.	4,925	8,142
CK Asset Holdings Ltd.	13,658	78,924
CK Hutchison Holdings Ltd.	28,386	255,280
CK Infrastructure Holdings Ltd.	3,016	25,103
CLP Holdings Ltd.	12,913	129,636
CTF Services Ltd.	18,530	18,886
Dah Sing Banking Group Ltd.	5,479	10,057
Dfi Retail Group Holdings Ltd.	11,976	44,431
First Pacific Co. Ltd.	38,540	24,483
Galaxy Entertainment Group Ltd.	4,267	18,594
Hang Lung Group Ltd.	6,350	10,036
Hang Lung Properties Ltd.	4,555	4,056
Henderson Land Development Co. Ltd.	2,557	8,761
Hong Kong & China Gas Co. Ltd.	54,933	50,523
Hong Kong Exchanges & Clearing Ltd.	259	14,048
Hutchison Port Holdings Trust, Class U	200,400	41,082
Jardine Matheson Holdings Ltd. *	2,666	157,054
Johnson Electric Holdings Ltd.	3,093	7,753
Kerry Properties Ltd.	2,263	5,326
Kln Logistics Group Ltd.	5,289	3,741
MTR Corp. Ltd.	10,132	41,798
PCCW Ltd.	17,579	12,019
Power Assets Holdings Ltd.	11,800	90,615
Prudential PLC	3,196	44,111
Shangri-La Asia Ltd.	8,000	4,123
Sino Land Co. Ltd.	18,426	24,304
SITC International Holdings Co. Ltd.	6,108	37,197
Sun Hung Kai Properties Ltd.	2,873	42,586
Swire Pacific Ltd., Class A	1,455	19,767
Swire Pacific Ltd., Class B	6,303	12,269
Techtronic Industries Co. Ltd.	2,001	34,587
VTech Holdings Ltd.	5,247	34,236
WH Group Ltd., 144A	233,363	220,732
Wharf Real Estate Investment Co. Ltd.	1,180	4,645
Xinyi Glass Holdings Ltd.	6,726	7,529
YUE Yuen Industrial Holdings Ltd.	18,541	31,787

(Cost $1,431,581)		1,746,622

Ireland — 0.5%
AIB Group PLC	5,359	68,257
Bank of Ireland Group PLC	856	18,878

See Notes to Financial Statements.

DBX ETF Trust | 11

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

DCC Energy PLC	626	54,064
Experian PLC	545	22,493
James Hardie Industries PLC *	277	8,236
Kerry Group PLC, Class A	361	35,225
Kingspan Group PLC	285	33,933
Ryanair Holdings PLC	1,175	31,665

(Cost $219,395)		272,751

Israel — 2.9%
Airport City Ltd. *	397	7,135
Amot Investments Ltd.	3,362	21,892
Azrieli Group Ltd.	110	14,538
Bank Hapoalim BM	4,861	125,265
Bank Leumi Le-Israel BM	5,540	141,025
Bezeq The Israeli Telecommunication Corp. Ltd.	75,451	197,931
Big Shopping Centers Ltd.	231	52,207
Clal Insurance Enterprises Holdings Ltd.	420	36,988
Delek Group Ltd.	1,080	30,389
Delek Yizum Nechasim Ltd. *	108	2,306
El Al Israel Airlines Ltd.	1,872	10,647
Elbit Systems Ltd.	43	30,234
Energix-Renewable Energies Ltd.	1,472	10,086
Enlight Renewable Energy Ltd. *	470	36,593
Fattal Holdings 1998 Ltd. *	23	5,467
FIBI Holdings Ltd.	275	28,511
First International Bank of Israel Ltd. (The)	507	39,779
Gav-Yam Lands Corp. Ltd.	1,189	14,949
Harel Insurance Investments & Financial Services Ltd.	141	9,106
ICL Group Ltd.	4,870	27,764
Israel Corp. Ltd.	560	15,742
Israel Discount Bank Ltd., Class A	8,523	97,235
Isrotel Ltd. *	160	7,125
Matrix It Ltd.	354	13,013
Mega Or Holdings Ltd.	122	18,289
Meitav Investment House Ltd.	351	13,933
Melisron Ltd.	537	73,087
Menora Mivtachim Holdings Ltd.	132	22,730
Migdal Insurance & Financial Holdings Ltd. *	4,225	28,484
Mivne Real Estate KD Ltd.	5,957	25,575
Mizrahi Tefahot Bank Ltd.	1,266	97,935
Next Vision Stabilized Systems Ltd.	47	3,285
Nice Ltd. *	180	19,623
Nova Ltd. *	22	7,685
OPC Energy Ltd. *	408	13,527
Phoenix Financial Ltd.	1,088	68,160
Shapir Engineering And Industry Ltd.	523	7,409

	Number of Shares	Value $

Shufersal Ltd.	5,465	68,747
Strauss Group Ltd.	1,794	67,326
Teva Pharmaceutical Industries Ltd. *	1,723	61,557
Tower Semiconductor Ltd. *	431	88,019

(Cost $970,359)		1,661,298

Italy — 2.0%
A2A SpA	9,437	25,673
Banca Mediolanum SpA	1,101	30,758
Banco BPM SpA	2,423	45,258
BPER Banca SPA	1,280	21,194
Buzzi SpA	346	16,503
Davide Campari-Milano NV	3,476	23,500
Enel SpA	3,950	43,227
Eni SpA	3,188	86,303
Ferrari NV *	19	8,045
FinecoBank Banca Fineco SpA	1,389	38,271
Generali	486	25,161
Hera SpA	6,323	27,998
Infrastrutture Wireless Italiane SpA, 144A	1,434	10,303
Interpump Group SpA	516	22,489
Intesa Sanpaolo SpA	3,222	25,409
Italgas SpA	12,204	124,552
Leonardo SpA	404	24,271
Moncler SpA	534	29,222
Pirelli & C SpA, 144A	4,411	34,099
Poste Italiane SpA	697	22,500
Prysmian SpA	1,472	205,527
Recordati Industria Chimica e Farmaceutica SpA	241	14,711
Reply SpA	57	8,091
Snam SpA	5,251	35,353
Telecom Italia SpA *	5,261	47,887
Terna - Rete Elettrica Nazionale	6,300	71,307
UniCredit SpA	141	13,781
Unipol Assicurazioni SpA	1,552	50,875

(Cost $760,972)		1,132,268

Japan — 29.5%
77 Bank Ltd. (The)	600	15,002
ABC-Mart, Inc.	919	15,638
Acom Co. Ltd.	378	1,152
Activia Properties, Inc. REIT	8	6,808
Advance Residence Investment Corp. REIT	11	10,015
Aeon Co. Ltd.	2,511	21,329
AEON REIT Investment Corp. REIT	9	6,673
AGC, Inc.	2,890	103,822
Air Water, Inc.	3,185	52,354
Aisin Corp.	7,322	103,208
Ajinomoto Co., Inc.	1,289	43,603

See Notes to Financial Statements.

12 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Alfresa Holdings Corp.	2,985	43,253
ALPS Alpine Co. Ltd.	4,048	57,211
Alsok Co. Ltd.	3,859	29,396
Amada Co. Ltd.	6,276	101,689
Amano Corp.	1,105	27,442
ANA Holdings, Inc.	1,100	20,933
Asahi Group Holdings Ltd.	2,476	25,986
Asahi Intecc Co. Ltd.	532	12,559
Asahi Kasei Corp.	17,631	181,505
Asics Corp.	287	8,087
Astellas Pharma, Inc.	2,976	44,194
Azbil Corp.	5,252	50,285
Bandai Namco Holdings, Inc.	848	30,374
BIC Camera, Inc.	1,055	11,766
BIPROGY, Inc.	1,154	34,412
Blue Zones Holdings Co. Ltd.	2,505	28,949
Bridgestone Corp.	6,936	180,029
Brother Industries Ltd.	3,117	95,758
Calbee, Inc.	1,122	21,759
Canon Marketing Japan, Inc.	2,132	49,917
Canon, Inc.	1,990	58,256
Capcom Co. Ltd.	395	10,562
Casio Computer Co. Ltd.	837	13,169
Central Japan Railway Co.	2,843	70,783
Chiba Bank Ltd.	700	12,361
Chubu Electric Power Co., Inc.	12,867	231,525
Chugai Pharmaceutical Co. Ltd.	170	7,359
Chugin Financial Group, Inc.	606	13,562
Chugoku Electric Power Co., Inc. (The)	3,742	23,631
Coca-Cola Bottlers Japan Holdings, Inc.	400	9,851
COMSYS Holdings Corp.	3,577	122,365
Cosmo Energy Holdings Co. Ltd.	1,720	46,087
Cosmos Pharmaceutical Corp.	314	12,787
Cyberagent, Inc.	2,560	21,721
Dai Nippon Printing Co. Ltd.	11,314	219,698
Daicel Corp.	6,435	59,839
Daido Steel Co. Ltd.	2,812	40,271
Daifuku Co. Ltd.	1,019	37,035
Daiichi Life Group, Inc.	1,501	17,280
Daiichi Sankyo Co. Ltd.	300	5,350
Daikin Industries Ltd.	460	60,937
Daito Trust Construction Co. Ltd.	6,705	139,814
Daiwa House Industry Co. Ltd.	1,334	39,094
Daiwa House REIT Investment Corp. REIT	17	12,434
Daiwa Office Investment Corp. REIT	3	6,002
Daiwa Securities Group, Inc.	500	5,772
Daiwa Securities Living Investments Corp. REIT	18	10,674
Denso Corp.	6,657	80,662

	Number of Shares	Value $

Dic Corp.	1,397	44,081
Disco Corp.	8	2,912
DOWA Holdings Co. Ltd.	125	7,826
East Japan Railway Co.	3,262	73,147
Ebara Corp.	470	13,777
Eisai Co. Ltd.	200	5,936
Electric Power Development Co. Ltd.	4,342	111,313
ENEOS Holdings, Inc.	31,101	260,774
Exeo Group, Inc.	2,048	33,889
Ezaki Glico Co. Ltd.	750	24,276
FANUC Corp.	905	34,314
Fast Retailing Co. Ltd.	23	10,435
Food & Life Cos. Ltd.	420	15,478
Fuji Electric Co. Ltd.	1,063	92,192
FUJIFILM Holdings Corp.	2,254	47,848
Fujitsu Ltd.	1,666	40,363
Fukuoka Financial Group, Inc.	350	17,273
GLP J REIT	23	19,285
Goldwin, Inc.	379	5,100
GS Yuasa Corp.	849	28,464
Gunma Bank Ltd. (The)	363	6,461
Hachijuni Nagano Bank Ltd.	1,098	18,684
Hakuhodo Dy Holdings, Inc.	2,535	21,708
Hamamatsu Photonics KK	576	8,555
Hankyu Hanshin Holdings, Inc.	1,167	34,353
Haseko Corp.	1,272	23,083
Hikari Tsushin, Inc.	32	8,109
Hirogin Holdings, Inc.	200	3,014
Hirose Electric Co. Ltd.	255	41,413
Hitachi Construction Machinery Co. Ltd.	609	21,871
Hitachi Ltd.	412	14,030
Hokuhoku Financial Group, Inc.	400	21,003
Honda Motor Co. Ltd.	3,177	34,019
Horiba Ltd.	498	73,174
Hoshizaki Corp.	529	18,872
House Foods Group, Inc.	1,156	28,955
Hoya Corp.	258	39,743
Hulic Co. Ltd.	5,408	60,431
Idemitsu Kosan Co. Ltd.	13,225	117,596
IHI Corp.	293	4,921
Iida Group Holdings Co. Ltd.	1,518	22,576
Industrial & Infrastructure Fund Investment Corp. REIT	15	12,765
Infroneer Holdings, Inc.	2,195	39,242
Inpex Corp.	5,475	135,662
Internet Initiative Japan, Inc.	600	12,729
Invincible Investment Corp. REIT	47	18,306
Isetan Mitsukoshi Holdings Ltd.	1,413	31,092
Isuzu Motors Ltd.	4,742	67,910
ITO EN Ltd.	300	5,694

See Notes to Financial Statements.

DBX ETF Trust | 13

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

ITOCHU Corp.	4,175	55,111
Itoham Yonekyu Holdings, Inc.	485	15,550
Iwatani Corp.	4,509	62,569
Iyogin Holdings, Inc.	527	13,266
J Front Retailing Co. Ltd.	1,131	20,910
Japan Airlines Co. Ltd.	1,622	30,592
Japan Airport Terminal Co. Ltd.	725	26,831
Japan Hotel REIT Investment Corp. REIT	51	26,539
Japan Logistics Fund, Inc. REIT	15	8,858
Japan Metropolitan Fund Invest REIT	32	22,623
Japan Post Holdings Co. Ltd.	1,052	16,380
Japan Post Insurance Co. Ltd.	717	7,610
Japan Prime Realty Investment Corp. REIT	26	15,760
Japan Real Estate Investment Corp. REIT	25	18,426
Japan Tobacco, Inc.	707	30,703
Jeol Ltd.	211	9,347
JFE Holdings, Inc.	3,365	38,919
JGC Holdings Corp.	2,547	37,584
JTEKT Corp.	3,152	42,446
Kagome Co. Ltd.	265	4,553
Kajima Corp.	1,177	35,658
Kamigumi Co. Ltd.	2,655	81,265
Kandenko Co. Ltd.	1,495	51,405
Kaneka Corp.	1,222	47,711
Kansai Electric Power Co., Inc.	9,415	165,696
Kansai Paint Co. Ltd.	1,913	34,530
Kao Corp.	2,874	65,526
Kawasaki Heavy Industries Ltd.	105	1,697
Kawasaki Kisen Kaisha Ltd.	300	6,256
KDDI Corp.	2,885	53,465
KDX Realty Investment Corp. REIT	16	14,928
Keihan Holdings Co. Ltd.	500	10,019
Keikyu Corp.	404	3,971
Keio Corp.	2,400	11,767
Keisei Electric Railway Co. Ltd.	1,122	9,583
Kewpie Corp.	2,232	66,641
Keyence Corp.	20	10,477
Kikkoman Corp.	3,034	34,863
Kinden Corp.	1,662	72,976
Kintetsu Group Holdings Co. Ltd.	1,400	30,605
Kirin Holdings Co. Ltd.	4,351	83,208
Kobayashi Pharmaceutical Co. Ltd.	163	5,808
Kobe Bussan Co. Ltd.	700	12,379
Kobe Steel Ltd.	2,757	34,874
Koei Tecmo Holdings Co. Ltd.	526	5,621
Koito Manufacturing Co. Ltd.	4,700	79,626
Kokuyo Co. Ltd.	8,283	47,832

	Number of Shares	Value $

Komatsu Ltd.	2,598	121,005
Konami Group Corp.	110	15,226
Kose Holdings Corp.	100	3,661
Kraftia Corp.	483	24,638
K’s Holdings Corp.	4,774	58,220
Kubota Corp.	3,055	56,099
Kuraray Co. Ltd.	2,039	23,602
Kurita Water Industries Ltd.	1,308	66,221
Kyocera Corp.	2,906	66,547
Kyoto Financial Group, Inc.	279	8,716
Kyowa Kirin Co. Ltd.	1,100	18,102
Kyushu Electric Power Co., Inc.	11,888	150,894
Kyushu Financial Group, Inc.	600	5,968
Kyushu Railway Co.	1,096	24,837
LaSalle Logiport REIT	10	8,917
Lion Corp.	1,628	19,364
Lixil Corp.	2,633	29,200
Mabuchi Motor Co. Ltd.	5,422	59,909
Macnica Holdings, Inc.	390	9,060
Makita Corp.	841	27,906
Marubeni Corp.	2,240	69,124
Marui Group Co. Ltd.	582	10,636
Maruichi Steel Tube Ltd.	6,470	71,387
Maruwa Co. Ltd./Aichi	17	5,663
Matsukiyococokara & Co.	3,384	55,328
Mazda Motor Corp.	2,857	22,041
McDonald’s Holdings Co. Japan Ltd.	869	43,968
Mebuki Financial Group, Inc.	1,300	13,900
Medipal Holdings Corp.	6,340	114,814
Meiji Holdings Co. Ltd.	3,413	95,982
MINEBEA MITSUMI, Inc.	1,171	24,785
Misumi Group, Inc.	1,430	33,669
Mitsubishi Chemical Group Corp.	31,739	239,690
Mitsubishi Corp.	2,394	72,017
Mitsubishi Electric Corp.	1,886	65,959
Mitsubishi Estate Co. Ltd.	900	21,388
Mitsubishi Gas Chemical Co., Inc.	2,349	58,455
Mitsubishi HC Capital, Inc.	575	5,019
Mitsubishi Heavy Industries Ltd.	278	6,770
Mitsubishi Logistics Corp.	6,455	61,783
Mitsubishi Materials Corp.	3,330	118,024
Mitsubishi Motors Corp.	1,200	2,956
Mitsui & Co. Ltd.	2,023	63,453
Mitsui Chemicals, Inc.	6,622	90,687
Mitsui Fudosan Co. Ltd.	3,082	29,383
Mitsui Fudosan Logistics Park, Inc. REIT	85	55,356
Mitsui Fudosan Retail Fund Investment Corp. REIT	13	6,366
Mitsui Kinzoku Co. Ltd.	118	21,683

See Notes to Financial Statements.

14 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Mitsui OSK Lines Ltd.	674	29,569
Miura Co. Ltd.	266	5,347
Mizuho Financial Group, Inc.	55	2,970
Mori Hills REIT Investment Corp. REIT	6	4,828
Morinaga Milk Industry Co. Ltd.	800	5,736
MS&AD Insurance Group Holdings, Inc.	2,363	75,568
Murata Manufacturing Co. Ltd.	2,090	94,112
Nabtesco Corp.	544	15,707
Nagase & Co. Ltd.	12,952	95,257
Nagoya Railroad Co. Ltd.	2,029	24,115
NANKAI Co. Ltd.	1,117	21,732
NEC Corp.	914	28,090
Nexon Co. Ltd.	600	11,910
NGK Corp.	4,130	137,662
NH Foods Ltd.	1,953	77,083
NHK Spring Co. Ltd.	3,991	85,870
Nichias Corp.	5,272	114,819
Nichirei Corp.	2,019	27,252
NIDEC CORP *	701	11,330
Nifco, Inc.	2,005	66,542
Nihon Kohden Corp.	500	4,717
Nikkon Holdings Co. Ltd.	1,019	35,210
Nikon Corp.	600	7,249
Nintendo Co. Ltd.	100	5,663
Nippon Accommodations Fund, Inc. REIT	10	7,439
Nippon Building Fund, Inc. REIT	20	15,818
Nippon Electric Glass Co. Ltd.	1,173	35,624
Nippon Express Holdings, Inc.	3,216	116,259
Nippon Kayaku Co. Ltd.	4,725	61,927
Nippon Prologis REIT, Inc. REIT	25	13,651
Nippon Sanso Holdings Corp.	607	21,590
Nippon Shinyaku Co. Ltd.	312	6,924
Nippon Shokubai Co. Ltd.	4,591	76,874
Nippon Steel Corp.	18,700	78,432
Nippon Television Holdings, Inc.	334	6,358
Nippon Yusen KK	1,817	80,101
Nipro Corp.	1,157	11,136
Nissan Chemical Corp.	1,898	97,684
Nissan Motor Co. Ltd. *	2,700	5,554
Nisshin Seifun Group, Inc.	3,839	49,221
Nissin Foods Holdings Co. Ltd.	1,061	19,869
Niterra Co. Ltd.	2,949	154,176
Nitori Holdings Co. Ltd.	600	11,452
Nitto Denko Corp.	5,416	119,108
NOF Corp.	3,237	54,972
NOK Corp.	2,814	54,361
Nomura Holdings, Inc.	1,100	11,266
Nomura Real Estate Holdings, Inc.	1,352	7,889

	Number of Shares	Value $

Nomura Real Estate Master Fund, Inc. REIT	15	13,808
Nomura Research Institute Ltd.	251	8,316
NS Solutions Corp.	300	7,584
NSK Ltd.	6,111	42,457
NTT, Inc.	26,338	28,450
Obayashi Corp.	6,290	117,867
Obic Co. Ltd.	580	18,468
Odakyu Electric Railway Co. Ltd.	1,510	16,859
OJI Holdings Corp.	15,679	86,713
Olympus Corp.	1,966	25,921
Omron Corp.	479	19,979
ONO Pharmaceutical Co. Ltd.	3,911	60,014
Open House Group Co. Ltd.	1,758	87,528
Oracle Corp.	36	2,124
Organo Corp.	113	9,195
Oriental Land Co. Ltd.	717	13,582
ORIX Corp.	2,936	115,532
Orix JREIT, Inc. REIT	23	14,028
Osaka Gas Co. Ltd.	4,688	169,002
Otsuka Corp.	2,256	51,012
Otsuka Holdings Co. Ltd.	1,601	122,811
Pan Pacific International Holdings Corp.	2,670	13,493
Panasonic Holdings Corp.	4,113	115,848
Park24 Co. Ltd.	800	10,054
Persol Holdings Co. Ltd.	22,195	41,862
Pola Orbis Holdings, Inc.	1,100	9,640
Recruit Holdings Co. Ltd.	238	27,147
Relo Group, Inc.	1,219	16,866
Resona Holdings, Inc.	600	9,506
Resonac Holdings Corp.	190	18,852
Resorttrust, Inc.	3,193	37,819
Ricoh Co. Ltd.	1,712	18,198
Rinnai Corp.	1,822	41,393
Rohto Pharmaceutical Co. Ltd.	700	13,391
Ryohin Keikaku Co. Ltd.	1,577	42,739
Sankyo Co. Ltd.	3,066	38,552
Sankyu, Inc.	1,371	71,497
Santen Pharmaceutical Co. Ltd.	7,096	83,337
Sanwa Holdings Corp.	1,188	27,056
Sapporo Breweries Ltd.	255	3,015
Sawai Group Holdings Co. Ltd.	1,799	18,002
SBI Holdings, Inc.	1,342	27,849
SCREEN Holdings Co. Ltd.	298	25,378
Secom Co. Ltd.	2,808	114,135
Seibu Holdings, Inc.	2,685	57,703
Seiko Epson Corp.	1,807	36,537
Seino Holdings Co. Ltd.	2,316	40,303
Sekisui Chemical Co. Ltd.	6,587	109,512
Sekisui House Ltd.	2,370	51,141
Sekisui House Reit, Inc. REIT	50	22,919

See Notes to Financial Statements.

DBX ETF Trust | 15

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Seven & i Holdings Co. Ltd.	853	10,822
Seven Bank Ltd.	2,100	4,454
SG Holdings Co. Ltd.	3,608	34,172
Shikoku Electric Power Co., Inc.	5,880	72,462
Shimadzu Corp.	1,447	37,177
Shimamura Co. Ltd.	2,380	48,794
Shimano, Inc.	41	5,121
Shimizu Corp.	3,051	45,623
Shin-Etsu Chemical Co. Ltd.	1,419	53,518
Shionogi & Co. Ltd.	5,496	100,167
Shiseido Co. Ltd.	300	7,000
Shizuoka Financial Group, Inc.	627	14,480
Sho-Bond Holdings Co. Ltd.	2,468	19,728
Sky Perfect Jsat Corp.	1,740	22,827
Skylark Holdings Co. Ltd.	1,468	30,951
SMC Corp.	86	38,079
SoftBank Corp.	24,052	35,710
Sojitz Corp.	1,874	65,762
Sompo Holdings, Inc.	423	18,144
Sony Financial Group, Inc.	14,058	13,935
Sony Group Corp.	469	11,794
Sotetsu Holdings, Inc.	623	10,270
Square Enix Holdings Co. Ltd.	749	13,859
Stanley Electric Co. Ltd.	2,112	48,074
Subaru Corp.	3,383	56,519
Sugi Holdings Co. Ltd.	1,434	11,858
Sumitomo Bakelite Co. Ltd.	1,208	56,695
Sumitomo Chemical Co. Ltd.	52,379	187,678
Sumitomo Corp.	10,216	114,606
Sumitomo Electric Industries Ltd.	2,980	41,445
Sumitomo Forestry Co. Ltd.	1,100	9,268
Sumitomo Heavy Industries Ltd.	1,292	46,609
Sumitomo Metal Mining Co. Ltd.	169	11,763
Sumitomo Mitsui Trust Holdings, Inc.	3,100	34,495
Sumitomo Realty & Development Co. Ltd.	720	14,996
Sumitomo Rubber Industries Ltd.	1,501	21,101
Sundrug Co. Ltd.	1,028	24,024
Suntory Beverage & Food Ltd.	728	20,569
Suzuken Co. Ltd.	382	12,314
Suzuki Motor Corp.	5,815	81,092
Sysmex Corp.	352	4,327
T&D Holdings, Inc.	181	5,531
Taiheiyo Cement Corp.	1,225	32,524
Taisei Corp.	638	50,219
Taiyo Holdings Co. Ltd.	696	20,615
Takara Holdings, Inc.	490	6,528
Takasago Thermal Engineering Co. Ltd.	818	22,144
Takashimaya Co. Ltd.	3,076	45,140

	Number of Shares	Value $

Takeda Pharmaceutical Co. Ltd.	1,070	38,627
TBS Holdings, Inc.	317	11,960
TDK Corp.	3,677	70,871
Teijin Ltd.	6,603	72,689
Terumo Corp.	1,527	24,058
Tisi, Inc.	591	14,670
Tobu Railway Co. Ltd.	2,076	39,116
Toda Corp.	3,326	31,939
Toho Co. Ltd.	1,980	19,577
Toho Gas Co. Ltd.	7,804	60,670
Tohoku Electric Power Co., Inc.	6,330	52,719
Tokio Marine Holdings, Inc.	1,031	49,757
Tokyo Century Corp.	429	7,240
Tokyo Electric Power Co. Holdings, Inc. *	3,039	10,240
Tokyo Electron Ltd.	36	12,723
Tokyo Gas Co. Ltd.	2,316	89,713
Tokyo Metro Co. Ltd.	617	5,683
Tokyo Ohka Kogyo Co. Ltd.	835	45,004
Tokyo Seimitsu Co. Ltd.	125	13,898
Tokyo Tatemono Co. Ltd.	1,172	25,283
Tokyu Corp.	2,214	23,021
Tokyu Fudosan Holdings Corp.	3,377	28,104
Tomy Co. Ltd.	608	14,258
TOPPAN Holdings, Inc.	1,290	41,141
Toray Industries, Inc.	13,911	112,154
Toridoll Holdings Corp.	68	1,859
Tosoh Corp.	6,256	104,498
TOTO Ltd.	1,588	63,691
Toyo Seikan Group Holdings Ltd.	2,839	80,142
Toyo Suisan Kaisha Ltd.	992	65,162
Toyo Tire Corp.	3,721	87,774
Toyoda Gosei Co. Ltd.	2,631	90,531
Toyota Boshoku Corp.	3,084	44,021
Toyota Motor Corp.	283	5,593
Toyota Tsusho Corp.	2,181	102,129
Trend Micro, Inc./Japan	61	2,291
Tsumura & Co.	489	11,581
Tsuruha Holdings, Inc.	2,221	32,113
UBE Corp.	1,343	30,023
Ulvac, Inc.	329	15,443
Unicharm Corp.	3,032	18,931
United Urban Investment Corp. REIT	16	16,121
Uss Co. Ltd.	4,139	51,668
West Japan Railway Co.	2,882	54,411
Workman Co. Ltd.	259	10,104
Yakult Honsha Co. Ltd.	1,122	19,908
Yamada Holdings Co. Ltd.	7,258	32,578
Yamaguchi Financial Group, Inc.	500	10,144
Yamaha Corp.	2,858	23,981
Yamaha Motor Co. Ltd.	1,286	15,381

See Notes to Financial Statements.

16 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Yamato Holdings Co. Ltd.	1,022	12,486
Yamato Kogyo Co. Ltd.	464	36,319
Yamazaki Baking Co. Ltd.	1,041	24,132
Yaskawa Electric Corp.	353	10,566
Yokogawa Electric Corp.	2,789	89,279
Yokohama Financial Group, Inc.	1,100	13,435
Yokohama Rubber Co. Ltd.	643	29,912
Zenkoku Hosho Co. Ltd.	2,671	53,689
Zensho Holdings Co. Ltd.	223	16,464
Zeon Corp.	3,856	60,727
Zozo, Inc.	884	6,363

(Cost $13,212,455)		16,754,550

Luxembourg — 0.4%
ArcelorMittal SA	985	73,342
Eurofins Scientific SE	976	82,240
RTL Group SA *	513	19,098
Tenaris SA	1,766	49,090

(Cost $147,642)		223,770

Mexico — 0.0%
Fresnillo PLC

(Cost $975)	82	3,524

Netherlands — 1.8%
ABN AMRO Bank NV CVA	664	32,171
Aegon Ltd.	1,800	16,610
Airbus SE	66	15,122
Akzo Nobel NV	877	62,855
ASM International NV	11	10,324
ASML Holding NV	4	6,746
ASR Nederland NV	329	27,715
BE Semiconductor Industries NV	18	4,088
CTP NV, 144A	1,664	27,525
Euronext NV, 144A	34	6,442
EXOR NV	760	64,578
Ferrovial NV	462	27,048
Heineken Holding NV	817	64,819
Heineken NV	366	30,908
IMCD NV	103	11,976
ING Groep NV	1,081	38,280
Koninklijke Ahold Delhaize NV	6,796	241,958
Koninklijke KPN NV	22,854	109,693
Koninklijke Philips NV	758	20,172
Magnum Ice Cream Co. NV *	2,458	50,486
Magnum Ice Cream Co. NV *	54	1,089
NN Group NV	581	52,506
Prosus NV *	142	6,322
QIAGEN NV *	1,306	56,487
Randstad NV	715	33,579
Universal Music Group NV	372	6,330
Wolters Kluwer NV	247	20,325

(Cost $931,680)		1,046,154

	Number of Shares	Value $

New Zealand — 0.5%
a2 Milk Co. Ltd. *	1,203	5,699
Auckland International Airport Ltd.	4,135	21,648
Contact Energy Ltd.	10,332	53,479
Fisher & Paykel Healthcare Corp. Ltd.	2,243	58,912
Fletcher Building Ltd. *	1,645	3,873
Mainfreight Ltd.	1,129	44,740
Mercury NZ Ltd.	2,717	10,768
Meridian Energy Ltd.	1,684	5,509
Spark New Zealand Ltd.	43,071	54,524

(Cost $226,957)		259,152

Norway — 1.6%
Aker ASA, Class A	802	135,016
Aker BP ASA	1,650	63,091
DNB Bank ASA	860	29,343
Equinor ASA	1,205	51,476
Gjensidige Forsikring ASA	988	29,948
Kongsberg Gruppen ASA	307	10,425
Kongsberg Maritime As *	307	1,885
Mowi ASA	1,830	40,203
Norsk Hydro ASA	8,589	86,261
Orkla ASA	13,500	137,821
Salmar ASA	121	7,364
Telenor ASA	3,765	55,209
Var Energi ASA	7,591	40,327
Yara International ASA	4,668	227,668

(Cost $733,120)		916,037

Poland — 0.8%
Allegro.eu SA, 144A *	540	6,606
Bank Polska Kasa Opieki SA	621	43,160
Dino Polska SA, 144A *	1,112	10,732
Erste Bank Polska	101	19,512
KGHM Polska Miedz SA	347	33,248
LPP SA	1	5,590
ORLEN SA	6,153	254,534
Powszechna Kasa Oszczednosci Bank Polski SA	928	28,367
Powszechny Zaklad Ubezpieczen SA	2,861	56,943

(Cost $248,747)		458,692

Portugal — 0.5%
Banco Comercial Portugues SA, Class R	6,662	8,660
EDP SA	19,931	108,304
Galp Energia SGPS SA	3,401	84,543
Jeronimo Martins SGPS SA	2,555	53,422

(Cost $223,088)		254,929

See Notes to Financial Statements.

DBX ETF Trust | 17

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Russia — 0.0%
Evraz PLC * (c)

(Cost $35,071)	4,559	0

Singapore — 3.2%
ASMPT Ltd.	268	5,607
BOC Aviation Ltd., 144A	4,603	44,126
Capitaland Ascendas REIT REIT	33,888	65,274
CapitaLand Ascott Trust (a)	53,397	35,893
CapitaLand Integrated Commercial Trust REIT	35,594	66,322
CapitaLand Investment Ltd.	4,417	9,202
City Developments Ltd.	1,882	12,310
ComfortDelGro Corp. Ltd.	83,729	84,917
DBS Group Holdings Ltd.	733	44,604
Frasers Logistics & Commercial Trust REIT	27,338	20,096
Genting Singapore Ltd.	104,878	51,946
Jardine Cycle & Carriage Ltd.	1,937	41,163
Kenon Holdings Ltd./Singapore	206	14,025
Keppel REIT	78,529	54,022
Keppel DC REIT	33,773	58,415
Keppel Ltd.	11,925	108,754
Mapletree Industrial Trust REIT	21,322	32,521
Mapletree Logistics Trust REIT	8,190	7,534
Mapletree Pan Asia Commercial Trust REIT	32,269	32,219
Netlink Nbn Trust	27,771	21,288
Oversea-Chinese Banking Corp. Ltd.	3,080	76,325
Sats Ltd.	19,586	60,362
Seatrium Ltd.	2,000	3,381
SembCorp Industries Ltd.	6,423	29,894
Sia Engineering Co. Ltd.	7,529	18,409
Singapore Airlines Ltd.	17,379	92,774
Singapore Exchange Ltd.	12,467	249,938
Singapore Technologies Engineering Ltd.	12,905	109,474
Singapore Telecommunications Ltd.	12,171	43,442
Starhub Ltd.	11,133	9,891
Suntec Real Estate Investment Trust REIT	12,188	13,990
United Overseas Bank Ltd.	1,104	36,072
UOL Group Ltd.	9,838	70,153
Venture Corp. Ltd.	10,397	137,978
Wilmar International Ltd.	14,300	43,171
Yangzijiang Maritime Development Ltd.	62,600	28,791

(Cost $1,407,475)		1,834,283

South Korea — 6.6%
Amorepacific Corp.	71	7,636
Amorepacific Holdings Corp.	286	5,695
Bgf Retail Co. Ltd.	335	36,178

	Number of Shares	Value $

BNK Financial Group, Inc.	5,312	58,996
Celltrion, Inc. *	54	7,453
Cheil Worldwide, Inc.	2,855	40,032
Cj Cheiljedang Corp.	32	4,361
CJ Corp.	229	21,735
CJ Logistics Corp.	144	7,733
Coway Co. Ltd.	160	11,328
DB Insurance Co. Ltd.	1,182	156,408
Dongsuh Cos., Inc.	143	2,701
Doosan Bobcat, Inc.	134	6,100
E-Mart, Inc.	179	9,718
GS Engineering & Construction Corp.	549	14,561
GS Holdings Corp.	1,715	159,270
GS Retail Co. Ltd.	1,416	27,263
Hana Financial Group, Inc.	1,706	169,902
Hankook Tire & Technology Co. Ltd.	1,663	80,926
Hanmi Pharm Co. Ltd.	16	5,758
Hanwha Life Insurance Co. Ltd. *	2,479	10,451
HD Hyundai Co. Ltd.	603	96,491
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	230	58,567
Hl Mando Co. Ltd.	197	7,456
HMM Co. Ltd.	386	6,050
Hyundai Engineering & Construction Co. Ltd.	90	8,108
Hyundai Glovis Co. Ltd.	534	80,962
Hyundai Marine & Fire Insurance Co. Ltd. *	941	34,997
Hyundai Mobis Co. Ltd.	496	164,355
Hyundai Motor Co.	19	5,602
Hyundai Steel Co.	523	11,617
Im Financial Group Co. Ltd.	3,672	49,609
Industrial Bank of Korea	3,253	49,201
Kangwon Land, Inc.	4,375	46,832
KB Financial Group, Inc.	802	101,554
KCC Corp.	24	8,312
Kepco Plant Service & Engineering Co. Ltd.	755	25,266
Kia Corp.	1,477	141,376
Korea Electric Power Corp.	1,835	42,771
Korea Investment Holdings Co. Ltd.	352	49,433
Korean Air Lines Co. Ltd.	1,758	36,095
Krafton, Inc. *	44	7,298
KT&G Corp.	1,779	231,507
Kumho Petrochemical Co. Ltd.	99	9,223
LG Corp.	850	74,156
LG Display Co. Ltd. *	4,169	28,756
LG Electronics, Inc.	511	80,836
LG H&H Co. Ltd.	34	7,776
LG Innotek Co. Ltd.	84	39,404

See Notes to Financial Statements.

18 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

LG Uplus Corp.	8,291	90,810
LIG Defense&Aerospace Co. Ltd.	8	4,057
Lotte Corp.	596	10,408
LS Corp.	35	7,966
Meritz Financial Group, Inc. *	30	2,679
Misto Holdings Corp.	430	13,149
NAVER Corp.	160	25,369
NH Investment & Securities Co. Ltd.	205	3,977
NongShim Co. Ltd.	55	17,823
Orion Corp./Republic of Korea	135	12,823
Pan Ocean Co. Ltd.	1,562	6,471
POSCO Holdings, Inc.	75	18,550
S-1 Corp.	800	47,757
Samsung Biologics Co. Ltd., 144A *	5	5,546
Samsung C&T Corp.	101	27,785
Samsung Card Co. Ltd.	221	7,581
Samsung E&A Co. Ltd.	3,794	130,570
Samsung Electro-Mechanics Co. Ltd.	57	60,723
Samsung Electronics Co. Ltd.	151	28,686
Samsung Episholdings Co. Ltd. *	49	13,856
Samsung Fire & Marine Insurance Co. Ltd.	305	148,199
Samsung Heavy Industries Co. Ltd. *	720	10,995
Samsung Life Insurance Co. Ltd.	154	34,432
Samsung SDS Co. Ltd.	507	88,908
Samsung Securities Co. Ltd.	1,634	105,065
Shinhan Financial Group Co. Ltd.	1,624	129,222
SK hynix, Inc.	5	6,116
SK Telecom Co. Ltd.	367	25,260
SK, Inc.	242	96,369
S-Oil Corp.	258	28,296
Woori Financial Group, Inc.	7,001	172,902

(Cost $2,199,015)		3,730,165

Spain — 2.4%
Acciona SA	331	80,589
ACS Actividades de Construccion y Servicios SA	2,459	291,636
Aena SME, 144A	1,724	52,909
Amadeus IT Group SA	461	31,177
Banco Bilbao Vizcaya Argentaria SA	1,133	32,942
Banco de Sabadell SA	2,619	11,052
Banco Santander SA	1,605	23,610
Bankinter SA	1,513	29,289
CaixaBank SA	1,635	24,994
Cellnex Telecom SA, 144A *	232	7,136
Corp. Acciona Energias Renovables SA	213	5,315
EDP Renewables SA	404	6,410

	Number of Shares	Value $

Endesa SA	1,584	77,463
Iberdrola SA	2,841	66,266
Industria de Diseno Textil SA	163	10,982
Mapfre SA	10,625	55,169
Merlin Properties Socimi SA REIT	6,546	101,891
Naturgy Energy Group SA	1,961	67,107
Redeia Corp. SA	1,540	27,334
Repsol SA	10,479	331,698
Telefonica SA	5,651	23,966

(Cost $885,367)		1,358,935

Sweden — 3.8%
Aak AB	1,037	21,510
AddTech AB, Class B	475	16,753
Alfa Laval AB	680	40,762
Assa Abloy AB, Class B	2,092	77,930
Atlas Copco AB, Class A	1,055	22,665
Atlas Copco AB, Class B	685	12,744
Axfood AB	2,943	75,103
Beijer Ref AB	874	12,633
Boliden AB	1,467	86,378
Epiroc AB, Class A	1,250	34,493
Epiroc AB, Class B	830	19,476
Essity AB, Class B	3,399	99,500
Evolution AB, 144A *	226	19,623
Fastighets AB Balder, Class B *	763	4,189
Getinge AB, Class B	604	15,363
H & M Hennes & Mauritz AB, Class B	1,724	31,598
Hexagon AB, Class B	1,814	18,927
Holmen AB, Class B	675	23,061
Industrivarden AB, Class A	2,291	129,854
Industrivarden AB, Class C	3,849	215,954
Indutrade AB	397	10,450
Investment AB Latour, Class B	177	3,725
Investor AB, Class A	676	28,834
Investor AB, Class B	2,544	109,598
L E Lundbergforetagen AB, Class B	935	57,384
Lifco AB, Class B	286	9,467
Nibe Industrier AB, Class B	1,398	6,233
Saab AB, Class B	199	13,135
Sagax AB, Class B	88	1,519
Sagax AB, Class D	2,509	8,700
Sandvik AB	2,280	91,401
Securitas AB, Class B	3,704	58,715
Skandinaviska Enskilda Banken AB, Class A	1,272	29,767
Skanska AB, Class B	3,422	97,212
SKF AB, Class B	2,282	66,159
SSAB AB, Class A	1,218	13,115
SSAB AB, Class B	3,779	40,967

See Notes to Financial Statements.

DBX ETF Trust | 19

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Svenska Cellulosa AB SCA, Class B	1,389	16,557
Svenska Handelsbanken AB, Class A	1,724	26,600
Sweco AB, Class B	537	7,202
Swedbank AB, Class A	727	28,522
Swedish Orphan Biovitrum AB *	558	26,175
Tele2 AB, Class B	5,564	98,614
Telefonaktiebolaget LM Ericsson, Class B	12,549	126,578
Telia Co. AB	15,241	69,363
Trelleborg AB, Class B	1,342	62,979
Volvo AB, Class A	136	4,910
Volvo AB, Class B	1,237	44,661

(Cost $1,600,758)		2,137,058

Switzerland — 2.9%
ABB Ltd.	405	39,600
Alcon, Inc.	267	19,352
Amrize Ltd. *	949	41,745
Avolta AG *	699	39,468
Banque Cantonale Vaudoise	26	4,174
Barry Callebaut AG	37	51,061
Belimo Holding AG	70	74,076
BKW AG	175	27,118
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	4	43,344
Cie Financiere Richemont SA, Class A	42	9,989
Coca-Cola Hbc AG *	1,422	88,107
EMS-Chemie Holding AG	15	14,667
Flughafen Zurich AG	175	45,226
Geberit AG	115	81,160
Georg Fischer AG	111	7,707
Givaudan SA	6	24,373
Glencore PLC	10,157	82,019
Helvetia Baloise Holding AG	33	8,757
Holcim AG *	1,408	123,800
Julius Baer Group Ltd.	112	10,427
Kuehne + Nagel International AG	107	28,579
Logitech International SA	428	42,061
Lonza Group AG	23	16,414
Nestle SA	108	10,536
Novartis AG	142	21,663
Partners Group Holding AG	26	23,582
PSP Swiss Property AG	269	48,410
Roche Holding AG	22	9,607
Sandoz Group AG	896	75,322
Schindler Holding AG	49	15,586
Schindler Holding AG Participation Certificates	83	27,018
SGS SA	599	68,771
Sig Group AG *	297	5,029

	Number of Shares	Value $

Sika AG	107	25,434
Sonova Holding AG	79	22,704
STMicroelectronics NV	51	2,548
STMicroelectronics NV, Class Y	96	4,813
Straumann Holding AG	97	11,273
Swatch Group AG — Bearer	130	30,153
Swatch Group AG — Registered	259	11,781
Swiss Life Holding AG	12	13,649
Swiss Prime Site AG	179	27,671
Swiss Re AG	231	40,184
Swisscom AG	122	94,601
Swissquote Group Holding SA	390	20,206
Temenos AG	69	6,354
UBS Group AG	171	9,372
VAT Group AG, 144A	49	36,352
VZ Holding AG	36	7,985
Zurich Insurance Group AG	36	26,405

(Cost $1,261,294)		1,620,233

Thailand — 0.1%
Thai Beverage PCL

(Cost $37,745)	96,966	35,449

United Kingdom — 9.4%
3i Group PLC	3,564	136,651
Admiral Group PLC	3,927	214,247
Airtel Africa PLC, 144A	1,599	7,215
Associated British Foods PLC	2,282	63,488
AstraZeneca PLC	54	8,764
Autotrader Group PLC, 144A	3,305	23,659
Aviva PLC	3,880	38,423
BAE Systems PLC	2,553	70,750
Barclays PLC	4,604	31,001
Barratt Redrow PLC	874	3,771
Beazley PLC	10,605	186,486
Berkeley Group Holdings PLC (The) *	1,202	58,179
BP PLC	7,301	50,929
British American Tobacco PLC	1,175	65,778
British Land Co. PLC REIT	8,582	49,590
BT Group PLC	25,061	69,756
Bunzl PLC	1,703	64,465
Burberry Group PLC *	643	9,450
Centrica PLC	68,020	143,312
Coca-Cola Europacific Partners PLC *	329	35,640
Compass Group PLC	1,655	50,726
Convatec Group PLC, 144A	6,369	19,653
Croda International PLC	571	26,778
Diageo PLC	1,921	44,511
Diploma PLC	956	95,008
Endeavour Mining PLC *	696	44,747
GSK PLC	3,087	77,576

See Notes to Financial Statements.

20 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Haleon PLC	8,737	43,616
Halma PLC	1,442	71,008
Howden Joinery Group PLC	7,122	76,669
Icg PLC	1,312	35,968
IMI PLC	2,912	122,865
Imperial Brands PLC	5,070	173,704
Informa PLC	2,763	33,767
InterContinental Hotels Group PLC	604	98,241
International Consolidated Airlines Group SA	11,718	69,618
Intertek Group PLC	969	76,790
J Sainsbury PLC	63,909	289,057
Kingfisher PLC	35,262	150,835
Land Securities Group PLC REIT	5,935	55,240
Legal & General Group PLC	1,628	6,476
Lloyds Banking Group PLC	26,357	39,290
Marks & Spencer Group PLC	16,696	89,369
Melrose Industries PLC	3,075	21,479
Mondi PLC	1,316	15,526
National Grid PLC	2,119	33,613
NatWest Group PLC	3,323	30,609
Next PLC	1,006	212,433
Pearson PLC	3,201	53,533
Persimmon PLC	3,745	59,838
Reckitt Benckiser Group PLC	1,029	71,598
RELX PLC	425	15,396
Rentokil Initial PLC	5,771	27,049
Rightmove PLC	2,171	15,017
Rio Tinto PLC	888	92,391
Rolls-Royce Holdings PLC	829	17,199
Sage Group PLC	2,156	31,920
Schroders PLC	4,255	33,691
Segro PLC REIT	2,827	36,841
Severn Trent PLC	1,108	47,260
Shell PLC	1,020	46,252
Smith & Nephew PLC	6,114	88,075
Smiths Group PLC	3,681	130,357
Spirax Group PLC	309	29,787
SSE PLC	2,988	99,212
St James’s Place PLC	399	6,416
Standard Chartered PLC	118	3,483
Standard Life PLC	1,838	23,424
Taylor Wimpey PLC	46,762	53,966
Tesco PLC	86,340	535,315
Unilever PLC	430	27,844
United Utilities Group PLC	4,499	87,287
Vodafone Group PLC	116,468	187,041
Weir PLC	652	25,158
Whitbread PLC	1,420	47,342

	Number of Shares	Value $

Wise Group PLC, Class A *	1,125	14,817

(Cost $3,963,292)		5,344,235

United States — 0.3%
Brookfield Asset Management Ltd., Class A	182	9,369
Gqg Partners, Inc.	3,315	3,112
Light & Wonder, Inc. *	56	5,295
RB Global, Inc.	259	21,915
Restaurant Brands International, Inc.	543	42,314
Samsonite Group SA, 144A	4,133	6,432
Sunbelt Rentals Holdings, Inc. *	814	58,823

(Cost $140,750)		147,260

TOTAL COMMON STOCKS

(Cost $42,601,841)		55,933,719

PREFERRED STOCKS — 0.2%

Germany — 0.1%
FUCHS SE	500	23,383
Henkel AG & Co. KGaA	480	42,397
Volkswagen AG	120	10,828

(Cost $69,260)		76,608

South Korea — 0.1%
Amorepacific Corp.	181	6,077
Hanwha Corp.	148	4,450
Hanwha Machinery & Service Holdings Co. Ltd. *	238	531
Hyundai Motor Co.	36	5,014
Korea Investment Holdings Co. Ltd.	45	4,883
LG Electronics, Inc.	147	8,088
Mirae Asset Securities Co. Ltd.	912	7,523
Samsung Electronics Co. Ltd.	52	7,086
Samsung Fire & Marine Insurance Co. Ltd.	59	18,365

(Cost $43,287)		62,017

TOTAL PREFERRED STOCKS

(Cost $112,547)		138,625

WARRANTS — 0.0%

Canada — 0.0%
Constellation Software, Inc.* (c), expires 3/31/2040

(Cost $0)	38	0

EXCHANGE-TRADED FUNDS — 0.0%
Vanguard FTSE Developed Markets ETF

(Cost $14,757)	300	21,876

See Notes to Financial Statements.

DBX ETF Trust | 21

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 3.65% (d)

(Cost $142,547)	142,547	142,547

TOTAL INVESTMENTS — 99.2%

(Cost $42,871,692)		56,236,767
Other assets and liabilities, net — 0.8%		467,139

NET ASSETS — 100.0%		56,703,906

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (b)
9,666	9,262	(10,365)	3,958	81	365	—	313	12,602

DWS Group GMBH & Co. KGAA, 144A (b)
7,452	17,646	(6,384)	729	6,866	1,043	—	299	26,309

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (d)(e)
—	—	—	—	—	3	—	—	—

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 3.65% (d)
88,719	2,975,963	(2,922,135)	—	—	4,224	—	142,547	142,547

105,837	3,002,871	(2,938,884)	4,687	6,947	5,635	—	143,159	181,458

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CVA:	Certificaten Van Aandelen (Dutch Certificate)
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

22 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2026

At August 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
Micro EURO STOXX 50 Index	EUR	9	66,134	67,295	9/18/2026	1,161
MINI TOPIX Index	JPY	4	99,595	104,349	9/10/2026	4,754
MSCI EAFE Index	USD	2	317,824	322,880	9/18/2026	5,056

Total unrealized appreciation						10,971

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$55,933,719	$—	$0	$55,933,719
Preferred Stocks (a)	138,625	—	—	138,625
Warrants	—	—	0	0
Exchange-Traded Funds	21,876	—	—	21,876
Short-Term Investments (a)	142,547	—	—	142,547
Derivatives (b)
Futures Contracts	10,971	—	—	10,971

TOTAL	$56,247,738	$—	$0	$56,247,738

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 23

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF

August 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 99.4%

Australia — 1.7%
ANZ Group Holdings Ltd.	28,755	766,591
APA Group (a)	13,539	105,663
Aristocrat Leisure Ltd.	5,191	226,630
ASX Ltd.	1,911	76,885
Atlassian Corp., Class A *	1,466	284,653
BHP Group Ltd.	47,765	2,267,105
Brambles Ltd.	13,043	183,113
Coles Group Ltd.	13,242	228,137
Commonwealth Bank of Australia	15,537	1,780,421
Computershare Ltd.	4,972	141,672
CSL Ltd.	4,521	555,883
Evolution Mining Ltd.	17,697	188,716
Fortescue Ltd.	15,713	199,315
Goodman Group (a)	19,427	386,067
Insurance Australia Group Ltd.	21,282	119,726
IREN Ltd. *	3,034	112,607
Lottery Corp. Ltd.	17,393	62,199
Lynas Rare Earths Ltd. *	8,328	95,134
Macquarie Group Ltd.	3,454	620,288
Medibank Pvt Ltd.	27,033	93,766
National Australia Bank Ltd.	29,212	808,711
Northern Star Resources Ltd.	12,674	212,901
Origin Energy Ltd.	17,301	144,074
PLS Group Ltd. *	29,856	115,540
Pro Medicus Ltd.	532	68,394
Qantas Airways Ltd.	7,277	49,126
QBE Insurance Group Ltd.	13,888	221,550
REA Group Ltd.	550	69,860
Rio Tinto Ltd.	3,468	434,463
Santos Ltd.	30,743	179,340
Scentre Group REIT	44,849	115,386
SGH Ltd.	1,608	45,646
Sigma Healthcare Ltd.	42,104	81,168
South32 Ltd.	37,971	140,414
Suncorp Group Ltd.	9,800	132,457
Telstra Group Ltd.	33,117	110,835
Transurban Group (a)	29,233	299,583
Vicinity Ltd. REIT	30,063	53,646
Washington H Soul Pattinson & Co. Ltd.	3,228	102,898
Wesfarmers Ltd.	10,761	612,631
Westpac Banking Corp.	31,975	791,709
WiseTech Global Ltd.	2,137	61,841
Woodside Energy Group Ltd.	17,468	405,848
Woolworths Group Ltd.	11,069	319,763

(Cost $10,969,816)		14,072,355

Austria — 0.1%
BAWAG Group AG, 144A	734	153,300

	Number of Shares	Value $

Erste Group Bank AG	2,830	398,753
OMV AG	1,208	96,120
Raiffeisen Bank International AG	1,223	90,637
Verbund AG	515	35,475

(Cost $390,729)		774,285

Belgium — 0.3%
Ageas SA/NV	1,520	133,305
Anheuser-Busch InBev SA/NV	8,342	661,638
Argenx SE *	579	588,899
D’ieteren Group	189	39,232
Elia Group SA/NV	472	70,344
Financiere de Tubize SA	177	37,852
Groupe Bruxelles Lambert NV	770	66,054
KBC Group NV	2,192	333,556
Lotus Bakeries NV	4	59,288
Sofina SA	121	34,689
Syensqo SA	718	67,723
UCB SA	1,155	288,857

(Cost $1,453,660)		2,381,437

Bermuda — 0.1%
Arch Capital Group Ltd. *	3,162	310,097
Everest Group Ltd.	380	142,367

(Cost $251,135)		452,464

Canada — 3.6%
Agnico Eagle Mines Ltd.	4,724	958,328
Alamos Gold, Inc., Class A	3,843	140,769
Alimentation Couche-Tard, Inc.	6,556	394,741
AltaGas Ltd.	2,538	98,331
ARC Resources Ltd.	4,943	118,877
AtkinsRealis Group Inc.	1,571	95,191
Bank of Montreal	6,356	1,083,129
Bank of Nova Scotia	11,644	1,065,624
Barrick Mining Corp.	15,563	697,826
BCE, Inc.	3,103	73,149
Bombardier, Inc., Class B *	818	176,924
Brookfield Corp.	18,501	761,767
CAE, Inc. *	2,599	62,861
Cameco Corp.	4,107	405,338
Canadian Imperial Bank of Commerce	8,572	972,705
Canadian National Railway Co.	4,884	609,663
Canadian Natural Resources Ltd.	19,169	960,870
Canadian Pacific Kansas City Ltd.	8,396	777,582
Canadian Tire Corp. Ltd., Class A	565	76,548
Canadian Utilities Ltd., Class A	1,194	44,701
CCL Industries, Inc., Class B	1,369	91,839
Celestica, Inc. *	1,146	343,759
Cenovus Energy, Inc.	12,844	412,476
CGI, Inc.	1,740	130,986
Constellation Software, Inc.	185	418,858

See Notes to Financial Statements.

24 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Dollarama, Inc.	2,481	313,315
Element Fleet Management Corp.	3,368	64,017
Emera, Inc.	3,001	150,472
Empire Co. Ltd., Class A	1,239	42,784
Enbridge, Inc.	20,604	1,043,651
Equinox Gold Corp.	11,035	142,485
Fairfax Financial Holdings Ltd.	177	288,531
First Quantum Minerals Ltd. *	6,563	218,246
Fortis, Inc.	4,781	264,140
Franco-Nevada Corp.	1,786	469,709
George Weston Ltd.	1,490	104,514
GFL Environmental, Inc.	2,153	90,947
Gildan Activewear, Inc.	1,686	87,918
Great-West Lifeco, Inc.	2,291	147,263
Hydro One Ltd., 144A	3,215	123,748
iA Financial Corp., Inc.	784	111,851
IGM Financial, Inc.	705	43,883
Imperial Oil Ltd.	1,387	182,232
Intact Financial Corp.	1,615	312,527
Ivanhoe Mines Ltd., Class A *	8,403	73,404
Keyera Corp.	2,701	117,115
Kinross Gold Corp.	10,902	333,752
Loblaw Cos. Ltd.	5,513	241,151
Lundin Gold, Inc.	1,112	79,179
Lundin Mining Corp.	6,967	186,500
Magna International, Inc.	2,510	164,762
Manulife Financial Corp.	15,316	649,519
Metro, Inc.	1,981	125,779
National Bank of Canada	3,683	565,003
Nutrien Ltd.	4,314	325,316
Pan American Silver Corp.	4,143	215,085
Pembina Pipeline Corp.	5,424	264,333
Power Corp. of Canada	4,946	327,664
Rogers Communications, Inc., Class B	3,672	135,432
Royal Bank of Canada	13,000	2,657,578
Saputo, Inc.	2,138	62,707
Shopify, Inc., Class A *	11,331	1,669,612
Stantec, Inc.	1,021	74,423
Sun Life Financial, Inc.	5,390	423,214
Suncor Energy, Inc.	11,137	744,957
TC Energy Corp.	9,776	611,961
Teck Resources Ltd., Class B	4,147	282,719
TELUS Corp.	4,367	42,243
TFI International, Inc.	742	99,672
Thomson Reuters Corp.	1,351	144,797
TMX Group Ltd.	2,805	109,323
Toromont Industries Ltd.	781	112,820
Toronto-Dominion Bank	15,421	1,865,137
Tourmaline Oil Corp.	3,534	160,958
Waste Connections, Inc.	2,333	385,692

	Number of Shares	Value $

Wheaton Precious Metals Corp.	4,340	653,958
Whitecap Resources, Inc.	11,594	150,204
WSP Global, Inc.	1,201	163,087

(Cost $17,493,911)		29,394,131

Chile — 0.0%
Antofagasta PLC
(Cost $64,435)	3,224	176,549

China — 0.0%
Yangzijiang Shipbuilding Holdings Ltd.
(Cost $45,525)	23,300	88,661

Denmark — 0.4%
A.P. Moller — Maersk A/S, Class A	22	71,176
A.P. Moller — Maersk A/S, Class B	30	100,415
Carlsberg AS, Class B	859	117,918
Coloplast A/S, Class B	1,087	77,497
Danske Bank A/S	5,730	331,764
Demant A/S *	784	35,160
DSV A/S	1,797	379,070
Genmab A/S *	565	186,305
Novo Nordisk A/S, Class B	30,143	1,369,604
Novonesis Novozymes B, Class B	3,089	221,956
Orsted AS, 144A *	4,372	92,361
Pandora A/S	773	102,125
Tryg A/S	3,317	79,429
Vestas Wind Systems A/S	9,389	311,931

(Cost $3,273,188)		3,476,711

Finland — 0.3%
Elisa OYJ	1,087	44,395
Fortum OYJ	4,322	104,024
Kesko OYJ, Class B	2,109	54,974
Kone OYJ, Class B	3,100	190,059
Metso OYJ	6,466	133,769
Neste OYJ	3,875	143,498
Nokia OYJ	47,072	477,237
Nordea Bank Abp	28,539	583,954
Orion OYJ, Class B	1,070	98,314
Sampo OYJ, Class A	21,350	241,207
Stora Enso OYJ, Class R	4,518	53,137
UPM-Kymmene OYJ	5,162	144,268
Wartsila OYJ Abp	4,376	141,769

(Cost $1,876,691)		2,410,605

France — 2.2%
Abivax SA *	509	57,677
Accor SA	1,766	95,430
Aeroports de Paris SA	305	38,263
Air Liquide SA	5,815	1,145,193
Alstom SA *	2,802	53,249
Amundi SA, 144A	598	65,574

See Notes to Financial Statements.

DBX ETF Trust | 25

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

AXA SA	14,429	722,388
Ayvens SA, 144A	2,745	36,350
BioMerieux	460	40,102
BNP Paribas SA	9,236	1,102,680
Bouygues SA	1,992	102,321
Bureau Veritas SA	2,999	95,034
Capgemini SE	1,481	184,505
Carrefour SA	4,856	88,418
Cie de Saint-Gobain SA	4,116	374,460
Cie Generale des Etablissements Michelin SCA	5,884	239,220
Covivio SA REIT	663	38,584
Credit Agricole SA	9,087	195,434
Danone SA	6,058	452,337
Dassault Aviation SA	197	64,943
Dassault Systemes SE	6,038	160,194
Eiffage SA	581	73,563
Engie SA	16,463	470,436
EssilorLuxottica SA	2,799	521,349
Gecina SA REIT	473	37,581
Getlink SE	3,048	66,740
Hermes International SCA	321	589,514
Ipsen SA	275	52,101
Kering SA	695	205,098
Klepierre SA REIT	2,237	97,340
Legrand SA	2,375	376,714
L’Oreal SA	2,235	998,750
LVMH Moet Hennessy Louis Vuitton SE	2,306	1,214,233
Orange SA	17,383	311,059
Pernod Ricard SA	1,883	141,080
Publicis Groupe SA	2,097	245,902
Renault SA	1,742	60,139
Rexel SA	1,862	77,735
Safran SA	3,237	1,267,154
Sanofi SA	10,280	917,208
Sartorius Stedim Biotech	305	69,440
Schneider Electric SE	5,134	1,756,894
Societe Generale SA	5,971	503,894
Sodexo SA	910	61,204
Thales SA	826	233,826
TotalEnergies SE	18,406	1,614,863
Unibail-Rodamco-Westfield REIT *	1,009	114,205
Veolia Environnement SA	5,614	212,592
Vinci SA	4,382	575,949

(Cost $13,453,809)		18,218,919

Germany — 2.1%
adidas AG	1,536	270,131
Allianz SE	3,548	1,857,909
BASF SE	8,406	517,319
Bayer AG	9,086	517,583

	Number of Shares	Value $

Bayerische Motoren Werke AG	3,150	226,787
Beiersdorf AG	880	80,877
Brenntag SE	1,232	89,930
Commerzbank AG	5,539	258,587
Continental AG	968	80,194
Daimler Truck Holding AG	4,122	224,036
Delivery Hero SE, 144A *	1,380	58,879
Deutsche Bank AG (b)	15,932	641,440
Deutsche Boerse AG	1,729	578,421
Deutsche Lufthansa AG	5,163	47,139
Deutsche Post AG	8,727	569,107
Deutsche Telekom AG	32,211	1,061,875
E.ON SE	21,599	446,592
Evonik Industries AG	1,928	42,574
Fresenius Medical Care AG	1,787	81,890
Fresenius SE & Co. KGaA	3,687	193,776
GEA Group AG	1,425	111,235
Hannover Rueck SE	586	175,756
Heidelberg Materials AG	1,214	232,328
Henkel AG & Co. KGaA	990	81,131
Hensoldt AG	593	59,033
HOCHTIEF AG	140	68,042
Infineon Technologies AG	12,110	791,831
Knorr-Bremse AG	553	67,834
Mercedes-Benz Group AG	6,283	344,627
Merck KGaA	1,173	189,396
MTU Aero Engines AG	491	200,819
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,210	729,193
Nemetschek SE	495	40,422
Rational AG	34	24,901
Rheinmetall AG	436	562,573
RWE AG	6,150	418,915
SAP SE	9,460	2,097,751
Siemens AG	6,790	2,252,604
Siemens Energy AG	7,181	1,185,988
Siemens Healthineers AG, 144A	3,015	137,042
Symrise AG	1,245	133,339
Talanx AG	512	74,461
Vonovia SE	6,602	147,626
Zalando SE, 144A *	1,880	53,831

(Cost $11,854,803)		18,025,724

Hong Kong — 0.5%
AIA Group Ltd.	98,493	958,005
BOC Hong Kong Holdings Ltd.	35,978	241,863
CK Asset Holdings Ltd.	18,430	106,499
CK Hutchison Holdings Ltd.	23,820	214,217
CK Infrastructure Holdings Ltd.	5,695	47,402
CLP Holdings Ltd.	14,609	146,662
Futu Holdings Ltd., ADR	374	45,680

See Notes to Financial Statements.

26 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Galaxy Entertainment Group Ltd.	18,275	79,634
Henderson Land Development Co. Ltd.	15,295	52,406
HKT Trust & HKT Ltd. (a)	28,020	43,642
Hong Kong & China Gas Co. Ltd.	114,804	105,588
Hong Kong Exchanges & Clearing Ltd.	11,090	601,516
Hongkong Land Holdings Ltd. *	8,462	68,965
Jardine Matheson Holdings Ltd. *	1,305	76,878
Link REIT	23,773	117,420
MTR Corp. Ltd.	15,200	62,706
Power Assets Holdings Ltd.	12,660	97,219
Prudential PLC	23,345	322,209
Sino Land Co. Ltd.	35,026	46,199
SITC International Holdings Co. Ltd.	13,387	81,525
Sun Hung Kai Properties Ltd.	12,848	190,443
Swire Pacific Ltd., Class A	2,862	38,881
Techtronic Industries Co. Ltd.	12,694	219,412
WH Group Ltd., 144A	71,565	67,692
Wharf Real Estate Investment Co. Ltd.	12,257	48,251

(Cost $3,990,344)		4,080,914

Ireland — 0.9%
Accenture PLC, Class A	5,723	1,085,996
AerCap Holdings NV	1,525	222,559
AIB Group PLC	19,051	242,652
Bank of Ireland Group PLC	8,440	186,127
CRH PLC	6,143	579,223
Eaton Corp. PLC	3,660	1,470,881
Experian PLC	8,221	339,285
Kerry Group PLC, Class A	1,467	143,142
Kingspan Group PLC	1,449	172,524
Medtronic PLC	11,853	1,074,474
Ryanair Holdings PLC	3,822	103,000
Smurfit Westrock PLC *	4,826	226,339
TE Connectivity PLC	2,742	562,796
Trane Technologies PLC	2,048	910,131

(Cost $5,720,843)		7,319,129

Israel — 0.3%
Azrieli Group Ltd.	467	61,721
Bank Hapoalim BM	12,529	322,864
Bank Leumi Le-Israel BM	13,901	353,861
Check Point Software Technologies Ltd. *	819	113,767
Elbit Systems Ltd.	263	184,923
Enlight Renewable Energy Ltd. *	1,354	105,420
Harel Insurance Investments & Financial Services Ltd.	1,137	73,429
ICL Group Ltd.	6,661	37,974
Israel Discount Bank Ltd., Class A	10,832	123,578

	Number of Shares	Value $

Mizrahi Tefahot Bank Ltd.	1,520	117,584
Nova Ltd. *	264	92,223
OPC Energy Ltd. *	1,724	57,159
Phoenix Financial Ltd.	2,119	132,749
Teva Pharmaceutical Industries Ltd., ADR *	10,619	382,815
Tower Semiconductor Ltd. *	1,032	210,755

(Cost $1,348,197)		2,370,822

Italy — 0.8%
Banca Mediolanum SpA	1,698	47,436
Banca Monte dei Paschi di Siena SpA	18,383	247,105
Banco BPM SpA	9,279	173,318
BPER Banca SPA	13,643	225,893
Buzzi SpA	691	32,957
Davide Campari-Milano NV	5,838	39,468
Enel SpA	71,350	780,815
Eni SpA	16,956	459,018
Ferrari NV *	1,123	475,482
FinecoBank Banca Fineco SpA	5,773	159,064
Generali	6,672	345,426
Intesa Sanpaolo SpA	132,812	1,047,370
Italgas SpA	6,059	61,837
Leonardo SpA	3,649	219,225
Moncler SpA	2,256	123,455
Poste Italiane SpA	4,340	140,099
Prysmian SpA	2,580	360,231
Recordati Industria Chimica e Farmaceutica SpA	759	46,331
Snam SpA	18,436	124,123
Telecom Italia SpA *	15,825	144,044
Terna - Rete Elettrica Nazionale	13,616	154,115
UniCredit SpA	12,649	1,236,276
Unipol Assicurazioni SpA	3,307	108,405

(Cost $3,084,327)		6,751,493

Luxembourg — 0.1%
ArcelorMittal SA	3,993	297,313
CVC Capital Partners PLC, 144A	1,366	22,960
Eurofins Scientific SE	1,255	105,750
Millicom International Cellular SA	883	82,790
Tenaris SA	3,081	85,643

(Cost $368,762)		594,456

Macau — 0.0%
Sands China Ltd.

(Cost $87,953)	22,655	40,603

Mexico — 0.0%
Fresnillo PLC

(Cost $65,940)	1,976	84,926

Netherlands — 1.7%
ABN AMRO Bank NV CVA	5,850	283,435

See Notes to Financial Statements.

DBX ETF Trust | 27

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Adyen NV, 144A *	247	300,515
Aegon Ltd.	12,994	119,905
Airbus SE	5,598	1,282,581
Akzo Nobel NV	1,353	96,971
ASM International NV	428	401,709
ASML Holding NV	3,637	6,133,480
ASR Nederland NV	1,340	112,881
BE Semiconductor Industries NV	713	161,917
Euronext NV, 144A	646	122,389
EXOR NV	916	77,834
Ferrovial NV	4,475	261,987
Heineken Holding NV	1,212	96,157
Heineken NV	2,549	215,259
ING Groep NV	26,929	953,594
Koninklijke Ahold Delhaize NV	8,163	290,628
Koninklijke KPN NV	33,096	158,852
Koninklijke Philips NV	7,800	207,576
Magnum Ice Cream Co. NV *	4,554	91,812
Nebius Group NV *	1,948	401,911
NN Group NV	2,482	224,305
NXP Semiconductors NV	2,328	522,962
Prosus NV *	11,349	505,305
QIAGEN NV *	1,885	81,530
Stellantis NV *	17,589	97,161
Universal Music Group NV	10,215	173,833
Wolters Kluwer NV	2,081	171,241

(Cost $7,320,228)		13,547,730

New Zealand — 0.1%
Auckland International Airport Ltd.	17,201	90,051
Contact Energy Ltd.	9,935	51,424
Fisher & Paykel Healthcare Corp. Ltd.	6,006	157,747
Infratil Ltd.	9,514	81,156
Meridian Energy Ltd.	12,094	39,563
Xero Ltd. *	1,655	98,288

(Cost $523,192)		518,229

Norway — 0.2%
Aker BP ASA	2,797	106,949
DNB Bank ASA	7,808	266,402
Equinor ASA	6,649	284,035
Gjensidige Forsikring ASA	1,619	49,074
Kongsberg Gruppen ASA	4,256	144,528
Mowi ASA	4,844	106,417
Norsk Hydro ASA	12,058	121,101
Orkla ASA	5,382	54,945
Salmar ASA	526	32,011
Telenor ASA	5,124	75,137
Var Energi ASA	9,188	48,812
Yara International ASA	1,245	60,721

(Cost $952,083)		1,350,132

	Number of Shares	Value $

Poland — 0.0%
InPost SA *

(Cost $50,148)	2,809	50,804

Portugal — 0.0%
Banco Comercial Portugues SA, Class R	77,555	100,808
EDP SA	27,362	148,684
Galp Energia SGPS SA	3,468	86,209
Jeronimo Martins SGPS SA	3,032	63,396

(Cost $314,754)		399,097

Singapore — 0.5%
CapitaLand Ascendas REIT	40,297	77,619
CapitaLand Integrated Commercial Trust REIT	51,991	96,874
CapitaLand Investment Ltd.	16,402	34,172
DBS Group Holdings Ltd.	19,437	1,182,770
Grab Holdings Ltd., Class A *	23,588	83,502
Keppel Ltd.	12,182	111,098
Oversea-Chinese Banking Corp. Ltd.	30,585	757,922
Sea Ltd., ADR *	3,620	410,798
Singapore Airlines Ltd.	14,250	76,070
Singapore Exchange Ltd.	7,288	146,109
Singapore Technologies Engineering Ltd.	13,474	114,300
Singapore Telecommunications Ltd.	67,600	241,286
United Overseas Bank Ltd.	11,217	366,507
Wilmar International Ltd.	19,900	60,078

(Cost $2,225,492)		3,759,105

Spain — 1.0%
Acciona SA	258	62,816
ACS Actividades de Construccion y Servicios SA	1,740	206,363
Aena SME, 144A	7,362	225,936
Amadeus IT Group SA	4,056	274,301
Banco Bilbao Vizcaya Argentaria SA	52,339	1,521,749
Banco de Sabadell SA	44,772	188,942
Banco Santander SA	133,259	1,960,308
Bankinter SA	5,545	107,341
CaixaBank SA	32,281	493,469
Cellnex Telecom SA, 144A *	4,419	135,925
EDP Renewables SA	2,631	41,747
Endesa SA	2,924	142,994
Iberdrola SA	57,866	1,349,721
Indra Sistemas SA	743	52,820
Industria de Diseno Textil SA	10,294	693,536
Mapfre SA	8,557	44,431
Naturgy Energy Group SA	3,866	132,297
Redeia Corp. SA	3,610	64,075
Repsol SA	10,424	329,957

See Notes to Financial Statements.

28 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Telefonica SA	34,887	147,956

(Cost $3,598,309)		8,176,684

Sweden — 0.9%
AddTech AB, Class B	2,424	85,494
Alfa Laval AB	2,483	148,842
Assa Abloy AB, Class B	9,038	336,678
Atlas Copco AB, Class A	23,086	495,961
Atlas Copco AB, Class B	14,452	268,877
Beijer Ref AB	4,386	63,396
Boliden AB	2,506	147,555
Epiroc AB, Class A	6,219	171,610
Epiroc AB, Class B	4,116	96,580
EQT AB	4,228	147,005
Essity AB, Class B	5,141	150,495
Evolution AB, 144A *	957	83,096
H & M Hennes & Mauritz AB, Class B	4,377	80,224
Hexagon AB, Class B	18,753	195,668
Industrivarden AB, Class A	779	44,154
Industrivarden AB, Class C	1,604	89,995
Indutrade AB	2,502	65,858
Investor AB, Class B	16,154	695,931
L E Lundbergforetagen AB, Class B	567	34,799
Lifco AB, Class B	2,384	78,912
Nibe Industrier AB, Class B	14,202	63,317
Saab AB, Class B	2,970	196,030
Sandvik AB	9,817	393,544
Securitas AB, Class B	4,163	65,990
Skandinaviska Enskilda Banken AB, Class A	13,601	318,291
Skanska AB, Class B	3,450	98,007
SKF AB, Class B	2,922	84,714
Spotify Technology SA *	1,376	748,021
Svenska Cellulosa AB SCA, Class B	5,293	63,093
Svenska Handelsbanken AB, Class A	12,103	186,741
Swedbank AB, Class A	7,690	301,701
Swedish Orphan Biovitrum AB *	1,720	80,682
Tele2 AB, Class B	4,909	87,005
Telefonaktiebolaget LM Ericsson, Class B	25,899	261,234
Telia Co. AB	22,782	103,683
Trelleborg AB, Class B	1,723	80,859
Volvo AB, Class B	14,841	535,823

(Cost $5,152,313)		7,149,865

Switzerland — 2.8%
ABB Ltd.	14,693	1,436,657
Alcon, Inc.	4,558	330,363
Amcor PLC	4,470	205,128
Amrize Ltd. *	4,728	207,975

	Number of Shares	Value $

Avolta AG *	815	46,018
Banque Cantonale Vaudoise	297	47,677
Barry Callebaut AG	38	52,441
Belimo Holding AG	89	94,183
BKW AG	217	33,626
Chocoladefabriken Lindt & Spruengli AG	1	111,641
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	8	86,689
Chubb Ltd.	3,231	1,094,017
Cie Financiere Richemont SA, Class A	5,053	1,201,725
Coca-Cola HBC AG *	1,856	114,998
DSM-Firmenich AG	1,552	172,600
EMS-Chemie Holding AG	75	73,334
Galderma Group AG *	1,704	354,108
Garmin Ltd.	1,551	440,655
Geberit AG	321	226,541
Givaudan SA	89	361,530
Glencore PLC	87,675	707,989
Helvetia Baloise Holding AG	690	183,100
Holcim AG *	4,728	415,715
Julius Baer Group Ltd.	1,801	167,673
Kuehne + Nagel International AG	477	127,405
Logitech International SA	1,422	139,745
Lonza Group AG	644	459,596
Nestle SA	24,107	2,351,771
Novartis AG	17,210	2,625,539
Partners Group Holding AG	192	174,141
Roche Holding AG	306	136,497
Roche Holding AG	6,552	2,861,001
Sandoz Group AG	3,762	316,251
Schindler Holding AG	207	65,844
Schindler Holding AG Participation Certificates	409	133,136
SGS SA	1,616	185,531
Sika AG	1,454	345,616
Sonova Holding AG	470	135,075
STMicroelectronics NV	3,078	153,796
STMicroelectronics NV, Class Y	2,586	129,662
Straumann Holding AG	984	114,361
Swatch Group AG - Bearer	287	66,568
Swiss Life Holding AG	259	294,599
Swiss Prime Site AG	793	122,589
Swiss Re AG	2,834	492,999
Swisscom AG	236	182,999
UBS Group AG	29,282	1,604,811
VAT Group AG, 144A	249	184,728
Zurich Insurance Group AG	1,381	1,012,910

(Cost $16,126,466)		22,583,553

See Notes to Financial Statements.

DBX ETF Trust | 29

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Thailand — 0.0%
Fabrinet *

(Cost $220,452)	337	139,157

United Kingdom — 3.7%
3i Group PLC	9,124	349,833
Admiral Group PLC	2,584	140,976
Airtel Africa PLC, 144A	8,627	38,926
Anglo American PLC	10,084	583,653
Aon PLC, Class A	1,911	614,425
Associated British Foods PLC	2,856	79,457
AstraZeneca PLC	14,177	2,300,776
Aviva PLC	28,289	280,139
BAE Systems PLC	27,698	767,583
Barclays PLC	125,642	846,021
BP PLC	148,214	1,033,881
British American Tobacco PLC	18,766	1,050,540
BT Group PLC	52,984	147,479
Bunzl PLC	3,064	115,984
Centrica PLC	45,107	95,037
Coca-Cola Europacific Partners PLC	1,792	193,572
Compass Group PLC	15,800	484,270
Diageo PLC	20,469	474,280
Diploma PLC	1,239	123,132
Endeavour Mining PLC *	1,981	127,363
GSK PLC	38,079	956,916
Haleon PLC	80,782	403,268
Halma PLC	3,612	177,865
HSBC Holdings PLC	160,685	3,329,724
Imperial Brands PLC	7,188	246,269
Informa PLC	11,607	141,851
InterContinental Hotels Group PLC	1,244	202,337
International Consolidated Airlines Group SA *	11,265	65,558
Intertek Group PLC	1,465	116,096
J Sainsbury PLC	16,312	73,778
Kingfisher PLC	15,608	66,764
Land Securities Group PLC REIT	6,340	59,010
Legal & General Group PLC	51,836	206,199
Lloyds Banking Group PLC	551,182	821,649
London Stock Exchange Group PLC	4,083	498,216
M&G PLC	18,518	88,125
Marks & Spencer Group PLC	17,218	92,163
Melrose Industries PLC	12,346	86,238
National Grid PLC	46,450	736,830
NatWest Group PLC	73,601	677,962
Next PLC	1,016	214,545
nVent Electric PLC	1,571	236,828
Pearson PLC	4,603	76,980
Reckitt Benckiser Group PLC	5,873	408,642

	Number of Shares	Value $

RELX PLC	16,597	601,259
Rentokil Initial PLC	22,690	106,348
Rio Tinto PLC	9,972	1,037,528
Rolls-Royce Holdings PLC	78,841	1,635,672
Sage Group PLC	9,076	134,373
Schroders PLC	7,984	63,216
Segro PLC REIT	11,531	150,271
Severn Trent PLC	2,472	105,439
Shell PLC	52,625	2,386,268
Smith & Nephew PLC	7,991	115,113
Smiths Group PLC	2,961	104,859
Spirax Group PLC	585	56,392
SSE PLC	11,202	371,946
Standard Chartered PLC	16,639	491,113
Standard Life PLC	6,816	86,867
TechnipFMC PLC	3,726	291,187
Tesco PLC	59,201	367,051
Unilever PLC	20,224	1,309,566
United Utilities Group PLC	7,345	142,504
Verisure PLC *	2,648	27,376
Vodafone Group PLC	164,130	263,584
Willis Towers Watson PLC	896	303,341
Wise Group PLC, Class A *	6,183	81,432

(Cost $19,077,124)		30,063,845

United States — 75.0%
3M Co.	4,879	838,359
Abbott Laboratories	16,361	1,805,600
AbbVie, Inc.	16,567	4,248,110
Adobe, Inc. *	3,710	1,086,251
Advanced Micro Devices, Inc. *	15,247	7,177,068
Affirm Holdings, Inc. *	2,493	185,604
Aflac, Inc.	4,286	496,533
Agilent Technologies, Inc.	2,551	391,732
Air Products and Chemicals, Inc.	2,051	634,702
Airbnb, Inc., Class A *	3,990	731,048
Alliant Energy Corp.	2,382	161,928
Allstate Corp.	2,370	610,986
Alnylam Pharmaceuticals, Inc. *	1,234	297,011
Alphabet, Inc., Class A	54,975	18,655,766
Alphabet, Inc., Class C	43,825	14,699,343
Altria Group, Inc.	15,671	1,073,150
Amazon.com, Inc. *	90,722	23,566,854
Ameren Corp.	2,550	270,325
American Electric Power Co., Inc.	5,157	631,372
American Express Co.	4,962	1,638,304
American International Group, Inc.	5,128	391,574
American Tower Corp. REIT	4,357	765,525
American Water Works Co., Inc.	1,830	252,961
Ameriprise Financial, Inc.	843	466,272

See Notes to Financial Statements.

30 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

AMETEK, Inc.	2,108	495,738
Amgen, Inc.	5,071	2,179,921
Amphenol Corp., Class A	11,523	1,826,972
Analog Devices, Inc.	4,542	1,644,840
Annaly Capital Management, Inc. REIT	6,443	147,674
Apollo Global Management, Inc.	3,891	531,433
Apple, Inc.	137,634	43,609,333
Applied Materials, Inc.	7,432	3,406,754
AppLovin Corp., Class A *	2,133	665,624
Archer-Daniels-Midland Co.	4,324	351,498
Ares Management Corp., Class A	2,001	286,483
Arista Networks, Inc. *	10,047	1,966,097
Arthur J Gallagher & Co.	2,408	631,257
AST SpaceMobile, Inc. * (c)	2,230	131,793
Astera Labs, Inc. *	1,232	365,879
AT&T, Inc.	65,739	1,701,983
ATI, Inc. *	1,245	254,229
Atmos Energy Corp.	1,529	254,013
Autodesk, Inc. *	1,930	498,963
Automatic Data Processing, Inc.	3,759	1,075,675
AutoZone, Inc. *	157	469,625
Axon Enterprise, Inc. *	698	395,459
Baker Hughes Co.	9,250	587,837
Ball Corp.	2,274	143,194
Bank of America Corp.	60,886	3,771,279
Bank of New York Mellon Corp.	6,414	1,034,450
Becton Dickinson & Co.	2,685	505,075
Berkshire Hathaway, Inc., Class B *	13,210	6,658,236
Best Buy Co., Inc.	1,719	137,778
Biogen, Inc. *	1,341	290,528
Blackrock, Inc.	1,383	1,598,209
Blackstone, Inc.	6,964	997,523
Block, Inc. *	4,948	405,835
Bloom Energy Corp., Class A *	2,528	521,526
Boeing Co. *	6,992	1,452,798
Booking Holdings, Inc.	7,239	1,441,213
Boston Scientific Corp. *	13,706	662,000
Bristol-Myers Squibb Co.	19,218	1,283,955
Broadcom, Inc.	42,380	15,695,009
Broadridge Financial Solutions, Inc.	1,073	195,694
Brookfield Asset Management Ltd., Class A	3,176	163,485
Brookfield Renewable Corp.	1,182	38,044
Brown & Brown, Inc.	2,655	191,611
Bunge Global SA	1,351	157,000
Burlington Stores, Inc. *	554	143,907
C.H. Robinson Worldwide, Inc.	1,163	174,055
Cadence Design Systems, Inc. *	2,582	874,730
Capital One Financial Corp.	5,496	1,178,947

	Number of Shares	Value $

Cardinal Health, Inc.	2,149	504,198
Carlyle Group, Inc.	2,226	107,716
Carnival Corp. Ltd. *	11,806	282,045
Carpenter Technology Corp.	455	216,771
Carrier Global Corp.	7,147	416,098
Carvana Co. *	6,060	445,168
Casey’s General Stores, Inc.	331	248,982
Caterpillar, Inc.	4,327	3,450,653
Cboe Global Markets, Inc.	1,007	302,301
CBRE Group, Inc., Class A *	2,774	404,477
CDW Corp.	1,212	183,715
Cencora, Inc.	1,749	565,976
Centene Corp. *	4,665	300,146
CenterPoint Energy, Inc.	5,786	229,126
CF Industries Holdings, Inc.	1,448	188,283
Charles Schwab Corp.	15,534	1,705,944
Charter Communications, Inc., Class A *	1,039	158,385
Cheniere Energy, Inc.	1,972	575,213
Chevron Corp.	17,302	3,566,634
Chipotle Mexican Grill, Inc. *	11,825	449,705
Church & Dwight Co., Inc.	2,178	217,321
Ciena Corp. *	1,296	496,109
Cigna Group	2,436	672,531
Cincinnati Financial Corp.	1,414	240,239
Cintas Corp.	3,201	645,930
Circle Internet Group, Inc. *	1,383	132,146
Cisco Systems, Inc.	36,965	4,084,263
Citigroup, Inc.	15,964	2,101,182
Citizens Financial Group, Inc.	3,849	265,081
Cloudflare, Inc., Class A *	2,940	897,023
CME Group, Inc.	3,390	967,845
CMS Energy Corp.	2,904	197,646
Coca-Cola Co.	36,244	3,213,755
Coeur Mining, Inc.	9,090	188,890
Cognizant Technology Solutions Corp., Class A	4,636	299,393
Coherent Corp. *	1,742	483,980
Coinbase Global, Inc., Class A *	2,022	380,379
Colgate-Palmolive Co.	7,007	629,369
Comcast Corp., Class A	33,812	900,075
Comfort Systems USA, Inc.	333	514,691
ConocoPhillips	11,322	1,500,052
Consolidated Edison, Inc.	3,522	376,924
Constellation Brands, Inc., Class A	1,365	178,296
Constellation Energy Corp.	2,880	791,338
Cooper Cos., Inc. *	1,800	126,162
Copart, Inc. *	7,855	259,136
Corebridge Financial, Inc.	2,291	74,549
CoreWeave, Inc., Class A *	2,888	245,162
Corning, Inc.	7,453	1,108,485

See Notes to Financial Statements.

DBX ETF Trust | 31

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Corpay, Inc. *	615	248,644
Corteva, Inc.	6,228	527,076
Costco Wholesale Corp.	4,150	3,917,143
Credo Technology Group Holding Ltd. *	1,559	352,630
Crowdstrike Holdings, Inc., Class A *	9,356	2,161,236
Crown Castle, Inc. REIT	4,148	315,829
CSX Corp.	17,469	882,359
Cummins, Inc.	1,289	727,512
Curtiss-Wright Corp.	350	203,885
CVS Health Corp.	11,834	1,111,331
D.R. Horton, Inc.	2,341	338,415
Danaher Corp.	6,025	1,286,699
Darden Restaurants, Inc.	1,023	219,188
Datadog, Inc., Class A *	2,920	692,157
Deckers Outdoor Corp. *	1,391	121,128
Deere & Co.	2,280	1,493,195
Dell Technologies, Inc., Class C	2,820	1,285,948
Delta Air Lines, Inc.	1,614	125,892
Devon Energy Corp.	10,675	517,844
Dexcom, Inc. *	3,522	320,713
Diamondback Energy, Inc.	1,779	356,654
Dick’s Sporting Goods, Inc.	649	87,680
Digital Realty Trust, Inc. REIT	3,491	647,895
Dollar General Corp.	2,108	267,189
Dollar Tree, Inc. *	1,788	226,343
Dominion Energy, Inc.	8,317	549,005
DoorDash, Inc., Class A *	3,527	817,347
Dover Corp.	1,207	234,436
Dow, Inc.	6,624	202,164
DTE Energy Co.	2,019	273,837
Duke Energy Corp.	7,206	864,071
DuPont de Nemours, Inc.	1,310	176,313
eBay, Inc.	3,533	365,877
EchoStar Corp., Class A *	1,300	112,372
Ecolab, Inc.	2,386	675,715
Edison International	3,533	190,711
Edwards Lifesciences Corp. *	5,473	496,675
Elevance Health, Inc.	2,013	790,183
Eli Lilly & Co.	7,510	8,687,042
EMCOR Group, Inc.	409	300,427
Emerson Electric Co.	5,214	794,822
Entegris, Inc.	1,432	193,735
Entergy Corp.	4,360	463,512
EOG Resources, Inc.	5,135	744,370
EQT Corp.	5,793	313,865
Equifax, Inc.	1,124	212,616
Equinix, Inc. REIT	929	972,403
Essex Property Trust, Inc. REIT	618	174,869
Estee Lauder Cos., Inc., Class A	2,375	242,963
Evergy, Inc.	2,083	168,765

	Number of Shares	Value $

Everpure, Inc., Class A *	2,897	269,276
Eversource Energy	3,344	234,548
Exelon Corp.	9,699	424,040
Expand Energy Corp.	2,194	215,363
Expedia Group, Inc.	1,084	343,758
Expeditors International of Washington, Inc.	1,308	248,062
Extra Space Storage, Inc. REIT	1,902	268,372
ExxonMobil Holdings Corp.	38,904	6,261,599
F5, Inc. *	551	224,329
Fair Isaac Corp. *	213	244,356
Fastenal Co.	10,422	513,909
FedEx Corp.	2,037	666,914
Fedex Freight Holding Co., Inc. *	1,018	136,147
Ferguson Enterprises, Inc.	1,809	406,139
Fidelity National Financial, Inc.	2,262	105,070
Fidelity National Information Services, Inc.	4,968	202,545
Fifth Third Bancorp	8,315	447,098
First Citizens BancShares, Inc., Class A	73	158,001
First Solar, Inc. *	910	183,729
FirstEnergy Corp.	4,873	223,476
Fiserv, Inc. *	5,141	274,067
Flex Ltd. *	3,454	377,349
Flutter Entertainment PLC *	2,540	254,457
Ford Motor Co.	36,366	506,942
Fortinet, Inc. *	5,946	1,016,350
Fortive Corp.	2,769	162,928
Fox Corp., Class A	1,955	131,669
Fox Corp., Class B	1,375	82,802
Freeport-McMoRan, Inc.	13,466	1,019,915
FTAI Aviation Ltd.	956	181,736
GE HealthCare Technologies, Inc.	4,163	296,530
GE Vernova, Inc.	2,523	2,266,991
Gen Digital, Inc.	4,933	152,923
General Dynamics Corp.	2,129	790,604
General Electric Co.	9,730	3,266,458
General Mills, Inc.	4,850	199,820
General Motors Co.	8,465	730,699
Genuine Parts Co.	1,358	184,240
Gilead Sciences, Inc.	11,647	1,704,422
Global Payments, Inc.	2,108	191,933
Goldman Sachs Group, Inc.	2,766	2,837,639
Halliburton Co.	7,585	279,507
Hartford Insurance Group, Inc.	2,510	344,824
HCA Healthcare, Inc.	1,448	600,124
HEICO Corp.	380	125,837
HEICO Corp., Class A	720	175,802
Hershey Co.	1,351	238,060
Hewlett Packard Enterprise Co.	12,453	650,545

See Notes to Financial Statements.

32 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Hilton Worldwide Holdings, Inc.	2,154	681,267
Home Depot, Inc.	9,360	3,068,489
Honeywell Aerospace, Inc. *	2,985	471,958
Honeywell International, Inc.	2,985	637,387
Howmet Aerospace, Inc.	3,768	922,972
HP, Inc.	8,511	255,500
Hubbell, Inc.	521	236,013
Humana, Inc.	1,145	438,798
Huntington Bancshares, Inc.	18,696	311,943
Hyatt Hotels Corp., Class A	333	55,601
IDEX Corp.	739	168,965
IDEXX Laboratories, Inc. *	733	408,054
Illinois Tool Works, Inc.	2,620	721,469
Illumina, Inc. *	1,384	295,664
Incyte Corp. *	1,608	198,138
Ingersoll Rand, Inc.	3,706	285,547
Insmed, Inc. *	1,938	236,087
Intel Corp. *	41,101	3,678,951
Interactive Brokers Group, Inc., Class A	3,924	381,766
Intercontinental Exchange, Inc.	5,331	856,692
International Business Machines Corp.	8,773	2,051,742
International Flavors & Fragrances, Inc.	2,337	201,753
International Paper Co.	4,628	175,540
Intuit, Inc.	2,556	918,371
Intuitive Surgical, Inc. *	3,285	1,237,985
Invitation Homes, Inc. REIT	4,792	139,639
IQVIA Holdings, Inc. *	1,628	425,217
Iron Mountain, Inc. REIT	2,780	320,673
Jabil, Inc.	1,012	308,923
Jacobs Solutions, Inc.	1,070	159,484
JB Hunt Transport Services, Inc.	706	187,422
Johnson & Johnson	22,568	5,999,703
Johnson Controls International PLC	5,616	776,356
JPMorgan Chase & Co.	24,919	8,871,662
Kenvue, Inc.	17,803	336,121
Keurig Dr Pepper, Inc.	12,775	407,012
KeyCorp	7,976	172,361
Keysight Technologies, Inc. *	1,611	519,870
Kimberly-Clark Corp.	3,100	334,645
Kimco Realty Corp. REIT	6,166	146,196
Kinder Morgan, Inc.	18,108	583,802
KKR & Co., Inc.	5,768	632,865
KLA Corp.	12,295	2,157,158
Kraft Heinz Co.	7,934	203,666
Kroger Co.	5,351	307,897
L3Harris Technologies, Inc.	1,751	466,204
Labcorp Holdings, Inc.	796	264,797
Lam Research Corp.	11,642	3,509,947

	Number of Shares	Value $

Las Vegas Sands Corp.	2,843	124,552
Leidos Holdings, Inc.	1,112	155,914
Lennar Corp., Class A	1,823	153,333
Lennox International, Inc.	306	117,088
Liberty Media Corp.-Liberty Formula One, Class C *	1,943	194,203
Linde PLC	4,351	2,130,163
Live Nation Entertainment, Inc. *	1,408	253,285
Lockheed Martin Corp.	1,919	1,077,000
Loews Corp.	1,646	178,245
Lowe’s Cos., Inc.	5,191	1,062,598
LPL Financial Holdings, Inc.	751	277,971
Lumentum Holdings, Inc. *	731	668,690
LyondellBasell Industries NV, Class A	2,236	145,519
M&T Bank Corp.	1,312	306,929
Marathon Petroleum Corp.	2,723	1,016,550
Markel Group, Inc. *	110	198,320
Marriott International, Inc., Class A	2,055	702,317
Marsh & McLennan Cos., Inc.	4,534	860,553
Martin Marietta Materials, Inc.	577	299,290
Marvell Technology, Inc.	7,989	1,690,952
Masco Corp.	2,000	144,320
MasTec, Inc. *	579	138,833
Mastercard, Inc., Class A	7,593	4,474,631
McCormick & Co., Inc.	2,339	126,821
McDonald’s Corp.	6,676	1,759,393
McKesson Corp.	1,097	971,196
Medline, Inc., Class A *	3,590	125,758
Merck & Co., Inc.	23,181	3,425,225
Meta Platforms, Inc., Class A	20,583	11,780,474
MetLife, Inc.	5,280	502,498
Mettler-Toledo International, Inc. *	182	255,735
Microchip Technology, Inc.	5,055	371,290
Micron Technology, Inc.	10,590	10,152,951
Microsoft Corp.	66,126	33,545,059
Mid-America Apartment Communities, Inc. REIT	1,078	138,900
Mondelez International, Inc., Class A	11,952	741,861
MongoDB, Inc. *	743	336,854
Monolithic Power Systems, Inc.	438	555,283
Monster Beverage Corp. *	13,394	615,052
Moody’s Corp.	1,412	712,552
Morgan Stanley	11,037	2,354,413
Motorola Solutions, Inc.	1,561	757,553
MSCI, Inc.	671	382,899
Nasdaq, Inc.	4,306	424,615
Natera, Inc. *	1,295	416,938
NetApp, Inc.	1,812	335,745
Netflix, Inc. *	38,986	3,159,815

See Notes to Financial Statements.

DBX ETF Trust | 33

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Neurocrine Biosciences, Inc. *	879	135,392
Newmont Corp.	9,922	1,250,767
News Corp., Class A	3,687	113,228
NextEra Energy, Inc.	19,554	1,610,076
NIKE, Inc., Class B	10,963	428,215
NiSource, Inc.	4,429	181,235
Nordson Corp.	448	144,131
Norfolk Southern Corp.	2,090	716,431
Northern Trust Corp.	1,723	319,720
Northrop Grumman Corp.	1,251	675,165
NRG Energy, Inc.	1,797	197,886
Nucor Corp.	2,105	525,492
NVIDIA Corp.	215,537	47,586,259
NVR, Inc. *	24	151,566
Occidental Petroleum Corp.	7,080	426,074
Okta, Inc. *	1,523	263,540
Old Dominion Freight Line, Inc.	1,669	333,733
Omnicom Group, Inc.	2,674	234,055
ON Semiconductor Corp. *	3,601	266,798
ONEOK, Inc.	5,758	552,826
Oracle Corp.	16,140	2,406,797
O’Reilly Automotive, Inc. *	7,884	700,099
Otis Worldwide Corp.	3,740	266,026
PACCAR, Inc.	4,959	615,561
Packaging Corp. of America	775	181,304
Palantir Technologies, Inc., Class A *	20,376	3,797,679
Palo Alto Networks, Inc. *	7,652	2,924,059
Parker-Hannifin Corp.	1,170	1,145,945
Paychex, Inc.	3,005	382,657
PayPal Holdings, Inc.	7,892	415,632
PepsiCo, Inc.	12,808	1,797,475
Pfizer, Inc.	53,587	1,525,086
PG&E Corp.	19,869	263,662
Philip Morris International, Inc.	14,575	2,729,898
Phillips 66	3,738	921,716
Pinnacle Financial Partners, Inc.	1,379	137,859
PNC Financial Services Group, Inc.	3,773	904,124
PPG Industries, Inc.	2,092	234,660
PPL Corp.	6,713	229,115
Principal Financial Group, Inc.	2,162	238,166
Procter & Gamble Co.	21,758	3,157,521
Progressive Corp.	5,468	1,192,461
Prologis, Inc. REIT	8,814	1,233,255
Prudential Financial, Inc.	3,144	369,734
PTC, Inc. *	1,059	164,929
Public Service Enterprise Group, Inc.	4,750	348,318
Public Storage REIT	1,566	480,746
PulteGroup, Inc.	1,775	224,218
Qnity Electronics, Inc.	1,955	233,486

	Number of Shares	Value $

QUALCOMM, Inc.	9,836	1,676,841
Quanta Services, Inc.	1,384	840,213
Quest Diagnostics, Inc.	1,098	263,849
Raymond James Financial, Inc.	1,644	292,911
RB Global, Inc.	1,646	139,274
Realty Income Corp. REIT	8,570	525,170
Reddit, Inc., Class A *	1,159	171,312
Regency Centers Corp. REIT	1,520	113,650
Regeneron Pharmaceuticals, Inc.	981	783,897
Regions Financial Corp.	8,546	255,354
Reliance, Inc.	492	188,953
Republic Services, Inc.	1,882	415,771
ResMed, Inc.	1,354	325,095
Restaurant Brands International, Inc.	2,960	230,663
Revolution Medicines, Inc. *	1,622	333,435
Rivian Automotive, Inc., Class A *	9,289	149,181
Robinhood Markets, Inc., Class A *	7,128	747,086
ROBLOX Corp., Class A *	5,394	222,718
Rocket Cos., Inc., Class A *	7,773	104,236
Rocket Lab Corp. *	4,871	311,354
Rockwell Automation, Inc.	1,034	438,861
Roivant Sciences Ltd. *	5,038	174,516
Rollins, Inc.	2,806	101,212
Roper Technologies, Inc.	926	393,217
Ross Stores, Inc.	2,967	678,078
Royal Caribbean Cruises Ltd.	2,395	643,632
Royalty Pharma PLC, Class A	3,977	244,228
RTX Corp.	12,642	2,626,123
S&P Global, Inc.	2,885	1,257,398
Salesforce, Inc.	7,464	1,922,279
Samsara, Inc., Class A *	2,985	121,937
Sandisk Corp. *	1,389	2,176,146
SBA Communications Corp. REIT	938	177,901
Seagate Technology Holdings PLC	2,070	1,714,747
Sempra	6,083	496,981
ServiceNow, Inc. *	9,627	1,424,700
SharkNinja, Inc. *	831	159,959
Sherwin-Williams Co.	2,122	718,955
Simon Property Group, Inc. REIT	2,998	636,535
SLB Ltd.	13,985	840,499
Snap-on, Inc.	467	180,407
Snowflake, Inc. *	3,096	1,026,107
SoFi Technologies, Inc. *	11,223	200,667
Southern Co.	10,633	935,704
Space Exploration Technologies Corp., Class A *	5,658	812,998
SS&C Technologies Holdings, Inc.	1,906	158,141

See Notes to Financial Statements.

34 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Starbucks Corp.	10,535	1,119,344
State Street Corp.	2,571	492,038
Steel Dynamics, Inc.	1,298	301,941
STERIS PLC	910	211,702
Strategy, Inc. *	2,437	323,975
Stryker Corp.	3,188	1,032,274
Sun Communities, Inc. REIT	1,085	131,741
Sunbelt Rentals Holdings, Inc. *	3,918	283,131
Super Micro Computer, Inc. *	5,708	212,794
Synchrony Financial	3,334	256,985
Synopsys, Inc. *	1,701	747,743
Sysco Corp.	4,590	372,157
T. Rowe Price Group, Inc.	2,037	226,677
Take-Two Interactive Software, Inc. *	1,631	358,331
Tapestry, Inc.	1,932	238,389
Targa Resources Corp.	1,999	587,006
Target Corp.	4,187	673,605
Teledyne Technologies, Inc. *	440	269,698
Teradyne, Inc.	1,492	521,946
Tesla, Inc. *	26,820	9,868,419
Texas Instruments, Inc.	8,531	2,225,823
Texas Pacific Land Corp.	522	195,405
Textron, Inc.	1,665	134,132
Thermo Fisher Scientific, Inc.	3,493	2,155,530
TJX Cos., Inc.	10,347	1,385,567
T-Mobile US, Inc.	4,655	839,948
Toast, Inc., Class A *	4,545	154,939
Tractor Supply Co.	4,687	163,576
Tradeweb Markets, Inc., Class A	989	106,515
TransDigm Group, Inc. *	523	612,820
TransUnion	1,882	159,801
Travelers Cos., Inc.	1,961	717,589
Truist Financial Corp.	11,671	578,648
Twilio, Inc., Class A *	1,383	325,876
Tyson Foods, Inc., Class A	2,554	140,828
Uber Technologies, Inc. *	16,674	1,261,388
Ulta Beauty, Inc. *	397	213,229
Union Pacific Corp.	5,582	1,678,340
United Airlines Holdings, Inc. *	702	75,809
United Parcel Service, Inc., Class B	6,927	722,001
United Rentals, Inc.	600	622,800
United Therapeutics Corp. *	372	189,861
UnitedHealth Group, Inc.	8,492	3,306,870
US Bancorp	14,452	889,954
Valero Energy Corp.	2,770	994,208
Veeva Systems, Inc., Class A *	1,409	402,537
Ventas, Inc. REIT	4,487	409,080
Veralto Corp.	2,176	214,488
VeriSign, Inc.	758	218,516
Verisk Analytics, Inc.	1,193	231,180

	Number of Shares	Value $

Verizon Communications, Inc.	39,274	1,964,485
Vertex Pharmaceuticals, Inc. *	2,349	1,279,077
Vertiv Holdings Co., Class A	3,384	875,508
VICI Properties, Inc. REIT	10,095	258,937
Visa, Inc., Class A	15,533	5,892,754
Vistra Corp.	3,068	421,451
Vivmark Residential REIT	6,957	453,179
Vulcan Materials Co.	1,192	321,339
W.R. Berkley Corp.	2,108	142,416
W.W. Grainger, Inc.	420	549,986
Walmart, Inc.	41,030	4,302,816
Walt Disney Co.	16,230	1,745,536
Warner Bros Discovery, Inc. *	22,272	635,420
Waste Management, Inc.	3,737	818,104
Waters Corp. *	933	386,850
Watsco, Inc.	338	104,719
WEC Energy Group, Inc.	3,065	325,411
Wells Fargo & Co.	28,454	2,458,141
Welltower, Inc. REIT	6,606	1,560,601
West Pharmaceutical Services, Inc.	669	228,203
Western Digital Corp.	3,237	1,458,430
Westinghouse Air Brake Technologies Corp.	1,612	460,919
Weyerhaeuser Co. REIT	6,825	159,500
Williams Cos., Inc.	11,487	862,099
Williams-Sonoma, Inc.	1,110	253,358
Workday, Inc., Class A *	1,958	386,607
WP Carey, Inc. REIT	2,136	149,435
Xcel Energy, Inc.	5,937	449,372
XPO, Inc. *	1,079	209,315
Xylem, Inc.	2,326	256,116
Yum! Brands, Inc.	2,578	395,233
Zimmer Biomet Holdings, Inc.	1,861	186,174
Zoetis, Inc.	3,838	295,910
Zoom Communications, Inc. *	2,400	232,032
Zscaler, Inc. *	979	184,429

(Cost $330,212,497)		609,392,703

Uruguay — 0.1%
MercadoLibre, Inc. *

(Cost $528,599)	428	828,694

TOTAL COMMON STOCKS

(Cost $462,095,725)		808,673,782

PREFERRED STOCKS — 0.1%

Germany — 0.1%
Dr Ing hc F Porsche AG	1,010	53,276
Henkel AG & Co. KGaA	1,318	116,416
Porsche Automobil Holding SE	1,422	47,109
Sartorius AG	254	73,526
Volkswagen AG	1,891	170,631

(Cost $761,902)		460,958

See Notes to Financial Statements.

DBX ETF Trust | 35

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

RIGHTS — 0.0%

United States — 0.0%
TPG, Inc.* (d)

(Cost $0)	2,087	21

WARRANTS — 0.0%

Canada — 0.0%
Constellation Software, Inc.* (d), expires 3/31/2040

(Cost $0)	214	0

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (e)(f)

(Cost $118,500)	118,500	118,500

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 3.65% (e)

(Cost $1,340,312)	1,340,312	1,340,312

TOTAL INVESTMENTS — 99.7%

(Cost $464,316,439)		810,593,573

Other assets and liabilities, net — 0.3%		2,075,655

NET ASSETS — 100.0%		812,669,228

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG (b)
566,304	47,480	(59,677)	8,711	78,622	19,488	—	15,932	641,440

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (e)(f)
239,029	—	(120,529) (g)	—	—	500	—	118,500	118,500

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 3.65% (e)
625,533	16,258,804	(15,544,025)	—	—	55,546	—	1,340,312	1,340,312

1,430,866	16,306,284	(15,724,231)	8,711	78,622	75,534	—	1,474,744	2,100,252

See Notes to Financial Statements.

36 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2026

*	Non-income producing security.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.

(c)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $116,100, which is 0.0% of net assets.

(d)	Investment was valued using significant unobservable inputs.

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2026.

ADR:	American Depositary Receipt
CVA:	Certificaten Van Aandelen (Dutch Certificate)
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
E-Mini S&P 500 Index	USD	3	1,124,240	1,154,850	9/18/2026	30,610
Micro E-Mini S&P 500 Index	USD	32	1,217,920	1,231,840	9/18/2026	13,920
MSCI EAFE Index	USD	5	803,506	807,200	9/18/2026	3,694
S&P/TSX 60 Mini Index	CAD	1	74,148	76,776	9/17/2026	2,628

Total unrealized appreciation						50,852

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CAD	Canadian Dollar

USD	U.S. Dollar

See Notes to Financial Statements.

DBX ETF Trust | 37

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2026

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$808,673,782	$—	$—	$808,673,782
Preferred Stocks	460,958	—	—	460,958
Rights	—	—	21	21
Warrants	—	—	0	0
Short-Term Investments (a)	1,458,812	—	—	1,458,812
Derivatives (b)
Futures Contracts	50,852	—	—	50,852

TOTAL	$810,644,404	$—	$21	$810,644,425

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

38 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

August 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 99.4%

Communication Services — 10.9%
Alphabet, Inc., Class A	4,257	1,444,613
Alphabet, Inc., Class C	3,529	1,183,662
AppLovin Corp., Class A *	258	80,511
AT&T, Inc.	24,873	643,962
Charter Communications, Inc., Class A *	143	21,799
Comcast Corp., Class A	14,325	381,332
Fox Corp., Class A	672	45,259
Fox Corp., Class B	527	31,736
Meta Platforms, Inc., Class A	5,117	2,928,664
Netflix, Inc. *	6,561	531,769
New York Times Co., Class A	482	32,424
News Corp., Class A	690	21,190
Pinterest, Inc., Class A *	2,057	44,657
Reddit, Inc., Class A *	116	17,146
T-Mobile US, Inc.	936	168,892
Trade Desk, Inc., Class A *	1,247	17,109
Verizon Communications, Inc.	12,680	634,254
Versant Media Group, Inc.	1,108	45,561
Walt Disney Co.	2,455	264,035

(Cost $7,936,239)		8,538,575

Consumer Discretionary — 9.3%
Airbnb, Inc., Class A *	1,401	256,691
Amazon.com, Inc. *	6,508	1,690,583
Aptiv PLC *	691	30,929
Aramark	370	20,835
AutoZone, Inc. *	21	62,816
Best Buy Co., Inc.	1,874	150,201
Booking Holdings, Inc.	3,166	630,319
BorgWarner, Inc.	830	53,253
Boyd Gaming Corp.	204	15,828
Burlington Stores, Inc. *	71	18,443
Carvana Co. *	621	45,619
Chipotle Mexican Grill, Inc. *	4,312	163,985
Coupang, Inc. *	4,279	68,721
Crocs, Inc. *	303	36,475
D.R. Horton, Inc.	976	141,091
Darden Restaurants, Inc.	310	66,421
Deckers Outdoor Corp. *	823	71,667
Dick’s Sporting Goods, Inc.	119	16,077
Domino’s Pizza, Inc.	126	43,100
DraftKings, Inc., Class A *	797	19,359
Duolingo, Inc. *	134	19,880
eBay, Inc.	1,357	140,531
Etsy, Inc. *	291	23,667
Expedia Group, Inc.	587	186,149
Five Below, Inc. *	202	49,862

	Number of Shares	Value $

Floor & Decor Holdings, Inc., Class A *	429	21,566
Gap, Inc.	1,655	36,923
Garmin Ltd.	492	139,782
General Motors Co.	1,867	161,159
Gentex Corp.	1,578	35,300
Grand Canyon Education, Inc. *	144	21,331
H&R Block, Inc.	904	46,692
Home Depot, Inc.	563	184,568
Las Vegas Sands Corp.	717	31,412
Lear Corp.	112	13,999
Lennar Corp., Class A	1,092	91,848
Lowe’s Cos., Inc.	332	67,960
Lululemon Athletica, Inc. *	705	84,783
Marriott International, Inc., Class A	54	18,455
McDonald’s Corp.	149	39,267
MGM Resorts International *	618	25,561
Mohawk Industries, Inc. *	157	20,135
NIKE, Inc., Class B	3,729	145,655
NVR, Inc. *	20	126,305
O’Reilly Automotive, Inc. *	1,784	158,419
PulteGroup, Inc.	1,321	166,869
Ralph Lauren Corp.	181	62,789
Ross Stores, Inc.	1,200	274,248
Royal Caribbean Cruises Ltd.	209	56,167
SharkNinja, Inc. *	135	25,986
Starbucks Corp.	592	62,900
Tapestry, Inc.	231	28,503
Tesla, Inc. *	275	101,186
Texas Roadhouse, Inc.	263	51,443
TJX Cos., Inc.	3,896	521,713
Toll Brothers, Inc.	275	39,449
Tractor Supply Co.	2,496	87,110
Ulta Beauty, Inc. *	221	118,699
Williams-Sonoma, Inc.	624	142,428

(Cost $6,339,397)		7,233,112

Consumer Staples — 9.2%
Albertsons Cos., Inc., Class A	1,732	21,390
Altria Group, Inc.	8,647	592,147
Archer-Daniels-Midland Co.	1,801	146,403
BJ’s Wholesale Club Holdings, Inc.*	879	79,681
Casey’s General Stores, Inc.	36	27,080
Church & Dwight Co., Inc.	326	32,528
Clorox Co.	395	38,584
Coca-Cola Consolidated, Inc.	306	59,844
Colgate-Palmolive Co.	2,403	215,837
Costco Wholesale Corp.	1,489	1,405,452
Dollar General Corp.	1,305	165,409
Dollar Tree, Inc. *	1,147	145,199
Estee Lauder Cos., Inc., Class A	196	20,051

See Notes to Financial Statements.

DBX ETF Trust | 39

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2026

	Number of Shares	Value $

General Mills, Inc.	1,467	60,440
Hershey Co.	339	59,735
Ingredion, Inc.	290	30,003
Kenvue, Inc.	977	18,446
Kimberly-Clark Corp.	456	49,225
Kroger Co.	3,525	202,829
Maplebear, Inc. *	746	37,688
Molson Coors Beverage Co., Class B	441	17,534
Mondelez International, Inc., Class A	1,699	105,457
Monster Beverage Corp. *	2,896	132,984
PepsiCo, Inc.	795	111,570
Philip Morris International, Inc.	2,986	559,278
Procter & Gamble Co.	6,545	949,810
Sprouts Farmers Market, Inc. *	570	46,763
Sysco Corp.	884	71,675
Target Corp.	637	102,481
Tyson Foods, Inc., Class A	696	38,377
US Foods Holding Corp. *	744	78,001
Walmart, Inc.	14,665	1,537,919

(Cost $6,210,478)		7,159,820

Energy — 6.5%
Antero Resources Corp. *	981	37,749
APA Corp.	1,385	59,763
Baker Hughes Co.	1,113	70,731
Chevron Corp.	4,118	848,885
Chord Energy Corp.	179	26,333
ConocoPhillips	4,412	584,546
Devon Energy Corp.	4,226	205,003
Diamondback Energy, Inc.	296	59,342
EOG Resources, Inc.	2,759	399,945
EQT Corp.	814	44,103
Expand Energy Corp.	1,351	132,614
ExxonMobil Holdings Corp.	11,973	1,927,054
Halliburton Co.	732	26,974
Marathon Petroleum Corp.	392	146,341
NOV, Inc.	1,138	24,228
ONEOK, Inc.	591	56,742
Ovintiv, Inc.	632	41,491
Permian Resources Corp., Class A	3,025	70,452
Phillips 66	109	26,877
Range Resources Corp.	715	29,544
SLB Ltd.	1,883	113,168
TechnipFMC PLC	1,527	119,335
Valero Energy Corp.	147	52,761

(Cost $3,877,948)		5,103,981

Financials — 12.3%
Affiliated Managers Group, Inc.	165	60,751
Allstate Corp.	1,273	328,179
Aon PLC, Class A	437	140,504

	Number of Shares	Value $

Arch Capital Group Ltd. *	1,481	145,242
Berkshire Hathaway, Inc., Class B *	4,656	2,346,764
Blackstone, Inc.	779	111,584
Brookfield Asset Management Ltd., Class A	599	30,848
Capital One Financial Corp.	974	208,933
Cboe Global Markets, Inc.	331	99,366
Cincinnati Financial Corp.	540	91,746
Corpay, Inc. *	53	21,428
Evercore, Inc., Class A	221	63,301
FactSet Research Systems, Inc.	193	60,515
Fidelity National Information Services, Inc.	770	31,393
First Citizens BancShares, Inc., Class A	7	15,151
Fiserv, Inc. *	749	39,929
Hartford Insurance Group, Inc.	341	46,847
Houlihan Lokey, Inc.	223	29,724
Jack Henry & Associates, Inc.	268	45,000
Kinsale Capital Group, Inc.	116	43,372
LPL Financial Holdings, Inc.	120	44,416
MarketAxess Holdings, Inc.	184	29,924
Marsh & McLennan Cos., Inc.	1,412	267,998
Mastercard, Inc., Class A	2,355	1,387,825
MGIC Investment Corp.	2,234	68,472
Moody’s Corp.	454	229,106
MSCI, Inc.	209	119,264
PayPal Holdings, Inc.	4,938	260,060
Progressive Corp.	3,788	826,087
RenaissanceRe Holdings Ltd.	68	22,279
S&P Global, Inc.	338	147,314
SEI Investments Co.	591	65,589
Synchrony Financial	1,750	134,890
T. Rowe Price Group, Inc.	1,663	185,059
Tradeweb Markets, Inc., Class A	234	25,202
Travelers Cos., Inc.	249	91,117
Visa, Inc., Class A	4,405	1,671,125
White Mountains Insurance Group Ltd.	13	27,326
Willis Towers Watson PLC	116	39,272

(Cost $8,348,943)		9,602,902

Health Care — 14.1%
Abbott Laboratories	4,812	531,052
Agilent Technologies, Inc.	362	55,589
Align Technology, Inc. *	227	36,272
Becton Dickinson & Co.	222	41,760
Biogen, Inc. *	233	50,479
BioMarin Pharmaceutical, Inc. *	614	40,051
Boston Scientific Corp. *	1,787	86,312
Bristol-Myers Squibb Co.	4,541	303,384
Cardinal Health, Inc.	1,025	240,485

See Notes to Financial Statements.

40 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Cencora, Inc.	787	254,673
Centene Corp. *	2,579	165,933
Chemed Corp.	66	34,235
Cigna Group	1,745	481,760
CVS Health Corp.	3,512	329,812
Dexcom, Inc. *	763	69,479
Edwards Lifesciences Corp. *	1,308	118,701
Elevance Health, Inc.	732	287,339
Encompass Health Corp.	181	21,758
Ensign Group, Inc.	135	23,255
Exelixis, Inc. *	1,229	67,153
Gilead Sciences, Inc.	1,955	286,095
Globus Medical, Inc., Class A *	295	24,004
Halozyme Therapeutics, Inc. *	282	30,030
HCA Healthcare, Inc.	769	318,712
Humana, Inc.	605	231,854
IDEXX Laboratories, Inc. *	165	91,854
Illumina, Inc. *	177	37,813
Incyte Corp. *	729	89,827
Intuitive Surgical, Inc. *	466	175,617
Johnson & Johnson	6,555	1,742,647
Labcorp Holdings, Inc.	111	36,925
McKesson Corp.	1,277	1,130,554
Medpace Holdings, Inc. *	95	56,429
Medtronic PLC	1,454	131,805
Merck & Co., Inc.	6,131	905,917
Mettler-Toledo International, Inc. *	48	67,447
Molina Healthcare, Inc. *	227	45,121
Neurocrine Biosciences, Inc. *	237	36,505
Pfizer, Inc.	2,118	60,278
Quest Diagnostics, Inc.	165	39,649
Regeneron Pharmaceuticals, Inc.	511	408,330
ResMed, Inc.	487	116,929
Royalty Pharma PLC, Class A	739	45,382
Solventum Corp. *	301	27,409
STERIS PLC	219	50,948
Tenet Healthcare Corp. *	182	48,396
United Therapeutics Corp. *	222	113,304
UnitedHealth Group, Inc.	2,349	914,724
Universal Health Services, Inc., Class B	275	46,841
Veeva Systems, Inc., Class A *	214	61,138
Vertex Pharmaceuticals, Inc. *	459	249,935
West Pharmaceutical Services, Inc.	172	58,671
Zoetis, Inc.	1,662	128,140

(Cost $9,455,344)		11,048,712

Industrials — 9.9%
3M Co.	109	18,729
A O Smith Corp.	840	49,669
Acuity, Inc.	66	21,898

	Number of Shares	Value $

AECOM	270	18,206
Allison Transmission Holdings, Inc.	215	27,028
AMETEK, Inc.	404	95,009
Applied Industrial Technologies, Inc.	55	17,819
Automatic Data Processing, Inc.	931	266,415
Booz Allen Hamilton Holding Corp.	287	21,712
Broadridge Financial Solutions, Inc.	378	68,940
Builders FirstSource, Inc. *	250	16,600
C.H. Robinson Worldwide, Inc.	353	52,830
Carlisle Cos., Inc.	177	61,345
Caterpillar, Inc.	472	376,406
Cintas Corp.	733	147,912
Comfort Systems USA, Inc.	80	123,650
Copart, Inc. *	2,586	85,312
Cummins, Inc.	88	49,667
Curtiss-Wright Corp.	34	19,806
Deere & Co.	72	47,154
Delta Air Lines, Inc.	2,488	194,064
Donaldson Co., Inc.	398	36,174
Eaton Corp. PLC	525	210,987
EMCOR Group, Inc.	183	134,421
Emerson Electric Co.	531	80,946
Equifax, Inc.	127	24,023
ExlService Holdings, Inc. *	578	22,010
Expeditors International of Washington, Inc.	716	135,789
Fastenal Co.	3,124	154,044
FedEx Corp.	571	186,945
Fedex Freight Holding Co., Inc. *	572	76,499
Ferguson Enterprises, Inc.	320	71,843
Fortive Corp.	480	28,243
FTI Consulting, Inc. *	130	19,574
GE Vernova, Inc.	509	457,352
General Dynamics Corp.	703	261,059
Genpact Ltd.	574	21,801
GFL Environmental, Inc.	865	36,581
Graco, Inc.	573	44,367
Hubbell, Inc.	37	16,761
Huntington Ingalls Industries, Inc.	70	20,384
Illinois Tool Works, Inc.	718	197,716
ITT, Inc.	178	35,652
Jacobs Solutions, Inc.	345	51,422
JB Hunt Transport Services, Inc.	355	94,242
Johnson Controls International PLC	601	83,082
Kirby Corp. *	209	29,649
Knight-Swift Transportation Holdings, Inc.	214	14,661

See Notes to Financial Statements.

DBX ETF Trust | 41

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Landstar System, Inc.	138	24,927
Lockheed Martin Corp.	573	321,585
Louisiana-Pacific Corp.	260	18,333
Lyft, Inc., Class A *	2,372	40,087
Masco Corp.	611	44,090
MasTec, Inc. *	73	17,504
Mobility Global, Inc.	338	6,861
MSC Industrial Direct Co., Inc., Class A	199	23,657
Mueller Industries, Inc.	846	52,799
Northrop Grumman Corp.	184	99,305
Old Dominion Freight Line, Inc.	514	102,779
Oshkosh Corp.	277	42,689
Otis Worldwide Corp.	525	37,343
Owens Corning	156	21,551
PACCAR, Inc.	245	30,412
Paychex, Inc.	383	48,771
Paycom Software, Inc.	178	42,560
Pentair PLC	214	12,938
Primoris Services Corp.	237	17,090
Republic Services, Inc.	227	50,149
Robert Half, Inc.	604	27,385
Rockwell Automation, Inc.	40	16,977
Rollins, Inc.	704	25,393
Ryder System, Inc.	68	16,623
Saia, Inc. *	57	20,242
Simpson Manufacturing Co., Inc.	144	26,296
Snap-on, Inc.	232	89,624
Southwest Airlines Co.	1,205	46,429
Sunbelt Rentals Holdings, Inc.	665	48,066
Textron, Inc.	322	25,940
Toro Co.	393	38,439
Trane Technologies PLC	517	229,755
Uber Technologies, Inc. *	8,561	647,640
Union Pacific Corp.	545	163,865
United Airlines Holdings, Inc. *	838	90,496
United Parcel Service, Inc., Class B	2,215	230,869
United Rentals, Inc.	132	137,016
Valmont Industries, Inc.	53	24,892
Veralto Corp.	207	20,404
Verisk Analytics, Inc.	295	57,165
W.W. Grainger, Inc.	142	185,948
Waste Management, Inc.	450	98,514
Watsco, Inc.	82	25,405
Westinghouse Air Brake Technologies Corp.	93	26,592
Woodward, Inc.	81	27,525
Xylem, Inc.	269	29,620

(Cost $6,882,715)		7,758,948

Information Technology — 22.5%

	Number of Shares	Value $

Accenture PLC, Class A	3,205	608,181
Adobe, Inc. *	2,115	619,251
Advanced Micro Devices, Inc. *	57	26,831
Amdocs Ltd.	511	32,224
Analog Devices, Inc.	54	19,556
Apple, Inc.	12,587	3,988,191
Applied Materials, Inc.	2,034	932,365
Arista Networks, Inc. *	1,796	351,459
Autodesk, Inc. *	260	67,218
Cirrus Logic, Inc. *	231	25,297
Cisco Systems, Inc.	7,721	853,093
Cognizant Technology Solutions Corp., Class A	2,506	161,838
Credo Technology Group Holding Ltd. *	171	38,679
Docusign, Inc. *	574	38,039
Dropbox, Inc., Class A *	1,059	37,266
Dynatrace, Inc. *	480	26,203
EPAM Systems, Inc. *	224	26,394
F5, Inc. *	134	54,555
Fair Isaac Corp. *	33	37,858
First Solar, Inc. *	299	60,368
Fortinet, Inc. *	934	159,649
Gartner, Inc. *	167	33,084
GoDaddy, Inc., Class A *	267	26,134
Intel Corp. *	385	34,461
Intuit, Inc.	519	186,477
Jabil, Inc.	124	37,852
Keysight Technologies, Inc. *	90	29,043
KLA Corp.	1,473	258,438
Lam Research Corp.	2,720	820,053
Manhattan Associates, Inc. *	123	27,452
Micron Technology, Inc.	403	386,368
Microsoft Corp.	7,562	3,836,127
Monolithic Power Systems, Inc.	38	48,175
NetApp, Inc.	502	93,016
NVIDIA Corp.	9,716	2,145,098
QUALCOMM, Inc.	3,139	535,137
Salesforce, Inc.	2,032	523,321
Skyworks Solutions, Inc.	691	46,304
Super Micro Computer, Inc. *	1,031	38,436
Synopsys, Inc. *	77	33,848
Teradyne, Inc.	141	49,326
Texas Instruments, Inc.	211	55,052
VeriSign, Inc.	229	66,016
Workday, Inc., Class A *	344	67,923
Zoom Communications, Inc. *	608	58,781

(Cost $13,369,988)		17,600,437

Materials — 2.7%
Alcoa Corp.	595	29,720
Anglogold Ashanti PLC	2,126	238,792
Avery Dennison Corp.	113	19,674

See Notes to Financial Statements.

42 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Ball Corp.	320	20,150
CF Industries Holdings, Inc.	1,181	153,565
Corteva, Inc.	1,846	156,227
CRH PLC	1,090	102,776
Eagle Materials, Inc.	99	19,232
Freeport-McMoRan, Inc.	2,754	208,588
LyondellBasell Industries NV, Class A	261	16,986
Newmont Corp.	5,176	652,487
Nucor Corp.	657	164,014
Packaging Corp. of America	92	21,523
Reliance, Inc.	243	93,324
Smurfit Westrock PLC	1,505	70,585
Southern Copper Corp.	216	45,116
Steel Dynamics, Inc.	310	72,112

(Cost $1,507,544)		2,084,871

Real Estate — 0.9%
Crown Castle, Inc. REIT	496	37,765
Gaming and Leisure Properties, Inc. REIT	640	26,925
Host Hotels & Resorts, Inc. REIT	1,447	31,733
Jones Lang LaSalle, Inc. *	59	21,586
Lamar Advertising Co., Class A REIT	138	20,563
Public Storage REIT	475	145,820
SBA Communications Corp. REIT	212	40,208
Simon Property Group, Inc. REIT	1,306	277,290
Sun Communities, Inc. REIT	356	43,226
VICI Properties, Inc. REIT	2,449	62,817

(Cost $677,000)		707,933

Utilities — 1.1%
Ameren Corp.	270	28,623
CMS Energy Corp.	254	17,287
Consolidated Edison, Inc.	410	43,878
Constellation Energy Corp.	324	89,026
DTE Energy Co.	269	36,485
Duke Energy Corp.	792	94,969
Edison International	883	47,664
Entergy Corp.	361	38,378
Evergy, Inc.	184	14,908
Eversource Energy	492	34,509
Exelon Corp.	1,039	45,425
FirstEnergy Corp.	614	28,158
National Fuel Gas Co.	254	21,097
NiSource, Inc.	382	15,631
NRG Energy, Inc.	437	48,122
PG&E Corp.	2,809	37,275
PPL Corp.	637	21,741
Public Service Enterprise Group, Inc.	494	36,225
Southern Co.	920	80,960

	Number of Shares	Value $

Vistra Corp.	447	61,404
WEC Energy Group, Inc.	264	28,029

(Cost $962,763)		869,794

TOTAL COMMON STOCKS

(Cost $65,568,359)		77,709,085

RIGHTS — 0.0%

Financials — 0.0%
TPG, Inc.* (a)

(Cost $0)	401	4

EXCHANGE-TRADED FUNDS — 0.0%
iShares Russell 1000 ETF

(Cost $1,956)	6	2,520

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 3.65% (b)

(Cost $342,117)	342,117	342,117

TOTAL INVESTMENTS — 99.8%

(Cost $65,912,432)		78,053,726
Other assets and liabilities, net — 0.2%		150,444

NET ASSETS — 100.0%		78,204,170

See Notes to Financial Statements.

DBX ETF Trust | 43

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2026

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (b)(c)
—	—	—	—	—	8	—	—	—

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 3.65% (b)
352,507	1,461,805	(1,472,195)	—	—	8,607	—	342,117	342,117

352,507	1,461,805	(1,472,195)	—	—	8,615	—	342,117	342,117

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:    Real Estate Investment Trust

At August 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
Micro E-Mini S&P 500 Index	USD	11	415,390	423,445	9/18/2026	8,055

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.

44 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2026

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$77,709,085	$—	$—	$77,709,085
Rights	—	—	4	4
Exchange-Traded Funds	2,520	—	—	2,520
Short-Term Investments (a)	342,117	—	—	342,117
Derivatives (b)
Futures Contracts	8,055	—	—	8,055

TOTAL	$78,061,777	$—	$4	$78,061,781

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 45

Schedule of Investments

Xtrackers Russell US Multifactor ETF

August 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 99.6%

Communication Services — 3.1%
Alphabet, Inc., Class A	1,096	371,928
Alphabet, Inc., Class C	892	299,186
AT&T, Inc.	24,913	644,998
Charter Communications, Inc., Class A *	235	35,823
Comcast Corp., Class A	28,543	759,815
Fox Corp., Class A	13,613	916,836
Fox Corp., Class B	9,668	582,207
Iridium Communications, Inc.	2,066	97,061
Liberty Global Ltd., Class A *	2,027	21,790
Liberty Global Ltd., Class C *	6,589	69,119
Liberty Media Corp.-Liberty Formula One, Class C *	400	39,980
Live Nation Entertainment, Inc. *	743	133,658
Madison Square Garden Sports Corp. *	272	104,647
Match Group, Inc.	14,044	570,889
Meta Platforms, Inc., Class A	86	49,221
Millicom International Cellular SA	7,501	703,294
Netflix, Inc. *	218	17,669
New York Times Co., Class A	8,939	601,327
News Corp., Class A	14,612	448,734
News Corp., Class B	4,201	144,556
Nexstar Media Group, Inc.	1,048	190,872
Omnicom Group, Inc.	954	83,504
Pinterest, Inc., Class A *	2,437	52,907
Roku, Inc. *	125	19,616
Sirius XM Holdings, Inc.	5,342	150,484
Spotify Technology SA *	44	23,919
Take-Two Interactive Software, Inc. *	253	55,584
Tko Group Holdings, Inc.	1,371	250,358
T-Mobile US, Inc.	912	164,561
Verizon Communications, Inc.	19,169	958,833
Versant Media Group, Inc.	12,176	500,677
Walt Disney Co.	3,100	333,405
Warner Bros Discovery, Inc. *	3,150	89,869

(Cost $8,184,707)		9,487,327

Consumer Discretionary — 9.8%
Adt, Inc.	17,371	128,372
Airbnb, Inc., Class A *	2,355	431,483
Amazon.com, Inc. *	480	124,690
Amer Sports, Inc. *	453	13,839
Aptiv PLC *	3,913	175,146
Aramark	10,834	610,063
AutoNation, Inc. *	308	61,985
AutoZone, Inc. *	119	355,958
Bath & Body Works, Inc.	1,524	29,337

	Number of Shares	Value $

Best Buy Co., Inc.	9,152	733,533
Booking Holdings, Inc.	1,567	311,974
BorgWarner, Inc.	17,120	1,098,419
Boyd Gaming Corp.	4,416	342,637
Bright Horizons Family Solutions, Inc. *	784	58,157
Brunswick Corp.	2,940	223,146
Burlington Stores, Inc. *	1,038	269,631
Caesars Entertainment, Inc. *	1,559	46,302
Carmax, Inc. *	842	51,640
Carnival Corp. Ltd. *	1,817	43,408
Chipotle Mexican Grill, Inc. *	7,250	275,717
Choice Hotels International, Inc.	657	67,908
Churchill Downs, Inc.	1,766	154,490
Columbia Sportswear Co.	1,855	106,477
Coupang, Inc. *	2,568	41,242
Crocs, Inc. *	428	51,523
D.R. Horton, Inc.	5,867	848,134
Darden Restaurants, Inc.	2,347	502,868
Deckers Outdoor Corp. *	2,992	260,543
Dick’s Sporting Goods, Inc.	451	60,930
Dillard’s, Inc., Class A	159	99,529
Domino’s Pizza, Inc.	846	289,383
DoorDash, Inc., Class A *	154	35,688
eBay, Inc.	9,115	943,949
Etsy, Inc. *	541	44,000
Expedia Group, Inc.	3,125	991,000
Five Below, Inc. *	1,689	416,913
Floor & Decor Holdings, Inc., Class A *	1,032	51,879
Flutter Entertainment PLC *	290	29,052
Ford Motor Co.	28,700	400,078
Gap, Inc.	3,059	68,246
Garmin Ltd.	2,241	636,691
General Motors Co.	12,887	1,112,406
Gentex Corp.	18,301	409,393
Genuine Parts Co.	1,690	229,282
Grand Canyon Education, Inc. *	1,201	177,904
H&R Block, Inc.	5,891	304,270
Hasbro, Inc.	4,354	409,711
Hilton Worldwide Holdings, Inc.	1,083	342,531
Home Depot, Inc.	346	113,429
Hyatt Hotels Corp., Class A	269	44,915
Las Vegas Sands Corp.	4,910	215,107
Lear Corp.	3,600	449,964
Lennar Corp., Class A	4,479	376,729
Lennar Corp., Class B	105	8,637
Lithia Motors, Inc.	261	95,871
LKQ Corp.	4,964	124,596
Lowe’s Cos., Inc.	543	111,152
Lululemon Athletica, Inc. *	1,009	121,342
Macy’s, Inc.	12,921	283,745

See Notes to Financial Statements.

46 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Marriott International, Inc., Class A	796	272,041
Mattel, Inc. *	7,459	111,512
McDonald’s Corp.	753	198,446
MGM Resorts International *	7,722	319,382
Mohawk Industries, Inc. *	1,279	164,032
Murphy USA, Inc.	874	450,451
NIKE, Inc., Class B	4,614	180,223
Norwegian Cruise Line Holdings Ltd. *	1,105	17,835
NVR, Inc. *	105	663,099
Ollie’s Bargain Outlet Holdings, Inc. *	893	67,350
O’Reilly Automotive, Inc. *	5,171	459,185
Penske Automotive Group, Inc.	577	124,972
Planet Fitness, Inc., Class A *	682	35,191
Pool Corp.	386	71,997
PulteGroup, Inc.	10,050	1,269,516
PVH Corp.	1,302	96,556
Ralph Lauren Corp.	1,790	620,951
Restaurant Brands International, Inc.	5,990	466,501
Ross Stores, Inc.	5,424	1,239,601
Royal Caribbean Cruises Ltd.	478	128,458
Service Corp. International	3,700	302,068
SharkNinja, Inc. *	1,390	267,561
Starbucks Corp.	3,130	332,562
Tapestry, Inc.	1,962	242,091
Texas Roadhouse, Inc.	2,619	512,276
Thor Industries, Inc.	1,644	124,944
TJX Cos., Inc.	3,930	526,266
Toll Brothers, Inc.	4,376	627,737
Tractor Supply Co.	10,154	354,375
Travel + Leisure Co.	3,665	252,005
Ulta Beauty, Inc. *	1,365	733,142
Vail Resorts, Inc.	1,137	155,667
Valvoline, Inc. *	2,369	75,950
VF Corp.	5,368	72,146
Viking Holdings Ltd. *	4,532	390,386
Williams-Sonoma, Inc.	2,046	467,000
Wyndham Hotels & Resorts, Inc.	1,620	119,329
Wynn Resorts Ltd.	731	66,726
YETI Holdings, Inc. *	2,398	98,438
Yum! Brands, Inc.	2,574	394,620

(Cost $26,776,623)		29,489,532

Consumer Staples — 7.8%
Albertsons Cos., Inc., Class A	17,776	219,534
Altria Group, Inc.	19,843	1,358,849
Archer-Daniels-Midland Co.	32,598	2,649,891
BJ’s Wholesale Club Holdings, Inc. *	8,411	762,457
Brown-Forman Corp., Class A	1,351	36,801

	Number of Shares	Value $

Brown-Forman Corp., Class B	4,385	116,509
Bunge Global SA	206	23,939
Campbell’s Co. (The)	7,122	168,649
Casey’s General Stores, Inc.	463	348,273
Church & Dwight Co., Inc.	5,933	591,995
Clorox Co.	5,309	518,583
Coca-Cola Co.	1,617	143,379
Coca-Cola Consolidated, Inc.	4,887	955,751
Colgate-Palmolive Co.	8,303	745,776
ConAgra Brands, Inc.	14,792	236,968
Constellation Brands, Inc., Class A	2,525	329,816
Costco Wholesale Corp.	208	196,329
Darling Ingredients, Inc. *	5,153	341,489
Dollar General Corp.	8,139	1,031,618
Dollar Tree, Inc. *	5,031	636,874
Estee Lauder Cos., Inc., Class A	499	51,048
General Mills, Inc.	11,370	468,444
Hershey Co.	3,244	571,625
Hormel Foods Corp.	6,042	132,018
Ingredion, Inc.	3,387	350,419
J M Smucker Co.	1,589	208,413
JBS NV, Class A	10,709	143,929
Kenvue, Inc.	16,389	309,424
Keurig Dr Pepper, Inc.	10,987	350,046
Kimberly-Clark Corp.	2,383	257,245
Kraft Heinz Co.	8,175	209,852
Kroger Co.	21,947	1,262,830
Lamb Weston Holdings, Inc.	3,749	204,433
Maplebear, Inc. *	9,186	464,077
McCormick & Co., Inc.	3,608	195,626
Molson Coors Beverage Co., Class B	6,175	245,518
Mondelez International, Inc., Class A	6,712	416,614
Monster Beverage Corp. *	10,100	463,792
PepsiCo, Inc.	2,981	418,354
Performance Food Group Co. *	1,210	119,996
Philip Morris International, Inc.	1,309	245,176
Pilgrim’s Pride Corp. *	1,553	48,733
Post Holdings, Inc. *	2,004	167,053
Primo Brands Corp., Class A	4,444	101,412
Procter & Gamble Co.	1,552	225,226
Reynolds Consumer Products, Inc.	4,257	98,550
Seaboard Corp.	21	82,115
Smithfield Foods, Inc.	4,133	90,554
Sprouts Farmers Market, Inc. *	1,571	128,885
Sysco Corp.	9,830	797,016
Target Corp.	5,349	860,547
Tyson Foods, Inc., Class A	20,032	1,104,565
US Foods Holding Corp. *	11,562	1,212,160

See Notes to Financial Statements.

DBX ETF Trust | 47

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Walmart, Inc.	734	76,975

(Cost $22,152,803)		23,496,150

Energy — 5.9%
Antero Midstream Corp.	12,940	290,115
Antero Resources Corp. *	3,742	143,992
APA Corp.	20,913	902,396
Baker Hughes Co.	10,088	641,092
Cheniere Energy, Inc.	2,468	719,891
Chevron Corp.	623	128,425
Chord Energy Corp.	4,860	714,955
ConocoPhillips	10,031	1,329,007
Devon Energy Corp.	19,594	950,505
Diamondback Energy, Inc.	2,620	525,258
DT Midstream, Inc.	1,965	257,454
EOG Resources, Inc.	7,902	1,145,474
EQT Corp.	4,268	231,240
Expand Energy Corp.	7,782	763,881
ExxonMobil Holdings Corp.	1,767	284,399
Halliburton Co.	13,791	508,198
HF Sinclair Corp.	6,482	658,636
Kinder Morgan, Inc.	10,772	347,289
Marathon Petroleum Corp.	1,261	470,757
Matador Resources Co.	3,282	190,389
NOV, Inc.	17,706	376,961
Occidental Petroleum Corp.	5,368	323,046
ONEOK, Inc.	10,179	977,286
Ovintiv, Inc.	9,810	644,027
Permian Resources Corp., Class A	21,005	489,206
Phillips 66	1,265	311,924
Range Resources Corp.	5,737	237,053
SLB Ltd.	5,009	301,041
Targa Resources Corp.	1,994	585,538
TechnipFMC PLC	10,900	851,835
Texas Pacific Land Corp.	167	62,515
Valero Energy Corp.	2,795	1,003,181
Weatherford International PLC	834	81,540
Williams Cos., Inc.	3,888	291,794

(Cost $13,666,602)		17,740,300

Financials — 14.7%
Affiliated Managers Group, Inc.	2,196	808,545
Aflac, Inc.	3,242	375,586
Agnc Investment Corp. REIT	23,605	253,282
Allstate Corp.	11,629	2,997,956
Ally Financial, Inc.	2,634	111,181
American Express Co.	565	186,546
American Financial Group, Inc./ Oh	2,483	353,952
American International Group, Inc.	3,193	243,817
Ameriprise Financial, Inc.	700	387,177

	Number of Shares	Value $

Annaly Capital Management, Inc. REIT	14,126	323,768
Aon PLC, Class A	1,728	555,587
Apollo Global Management, Inc.	551	75,256
Arch Capital Group Ltd. *	14,957	1,466,833
Ares Management Corp., Class A	417	59,702
Arthur J Gallagher & Co.	262	68,683
Assurant, Inc.	2,016	568,230
Assured Guaranty Ltd.	1,725	128,858
Axis Capital Holdings Ltd.	2,336	230,750
Bank of America Corp.	788	48,809
Bank of New York Mellon Corp.	2,042	329,334
Bank OZK	2,153	105,669
Berkshire Hathaway, Inc., Class B *	236	118,951
Blackrock, Inc.	138	159,474
Blackstone, Inc.	1,602	229,470
BOK Financial Corp.	371	50,486
Brighthouse Financial, Inc. *	423	22,427
Brookfield Asset Management Ltd., Class A	1,520	78,280
Brown & Brown, Inc.	1,562	112,730
Capital One Financial Corp.	1,907	409,071
Carlyle Group, Inc.	347	16,791
Cboe Global Markets, Inc.	4,709	1,413,642
Central BanCo, Inc., Class A	522	16,759
Charles Schwab Corp.	1,030	113,115
Chubb Ltd.	2,012	681,263
Cincinnati Financial Corp.	8,899	1,511,940
Citigroup, Inc.	324	42,645
Citizens Financial Group, Inc.	3,550	244,489
CME Group, Inc.	666	190,143
CNA Financial Corp.	698	33,902
Columbia Banking System, Inc.	2,957	87,645
Commerce Bancshares, Inc.	1,656	95,568
Corebridge Financial, Inc.	948	30,848
Corpay, Inc. *	834	337,186
Credit Acceptance Corp. *	122	73,168
Cullen/Frost Bankers, Inc.	635	102,152
East West Bancorp, Inc.	1,636	207,543
Euronet Worldwide, Inc. *	563	39,134
Evercore, Inc., Class A	2,603	745,577
Everest Group Ltd.	1,321	494,913
FactSet Research Systems, Inc.	633	198,477
Fidelity National Financial, Inc.	2,447	113,663
Fidelity National Information Services, Inc.	1,997	81,418
Fifth Third Bancorp	3,939	211,800
First American Financial Corp.	6,496	480,184
First Citizens BancShares, Inc., Class A	30	64,932
First Hawaiian, Inc.	2,088	53,474

See Notes to Financial Statements.

48 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

First Horizon Corp.	3,684	89,595
Fiserv, Inc. *	1,286	68,557
FNB Corp.	6,599	120,300
Franklin Templeton, Inc.	3,196	109,143
Global Payments, Inc.	2,754	250,752
Globe Life, Inc.	3,843	663,571
Goldman Sachs Group, Inc.	23	23,596
Hamilton Lane, Inc., Class A	1,068	116,220
Hanover Insurance Group, Inc.	2,878	650,745
Hartford Insurance Group, Inc.	9,075	1,246,724
Houlihan Lokey, Inc.	2,062	274,844
Huntington Bancshares, Inc.	7,729	128,958
Interactive Brokers Group, Inc., Class A	3,752	365,032
Intercontinental Exchange, Inc.	829	133,220
Jack Henry & Associates, Inc.	1,944	326,417
Jefferies Financial Group, Inc.	1,516	79,802
KeyCorp	6,799	146,926
Kinsale Capital Group, Inc.	476	177,976
Lazard, Inc.	3,899	168,554
Lincoln National Corp.	1,156	49,234
Loews Corp.	4,018	435,109
LPL Financial Holdings, Inc.	520	192,470
M&T Bank Corp.	1,149	268,797
Markel Group, Inc. *	257	463,348
MarketAxess Holdings, Inc.	754	122,623
Marsh & McLennan Cos., Inc.	2,845	539,981
Mastercard, Inc., Class A	200	117,862
MetLife, Inc.	2,386	227,076
MGIC Investment Corp.	18,014	552,129
Moody’s Corp.	829	418,347
Morgan Stanley	129	27,518
Morningstar, Inc.	387	84,730
MSCI, Inc.	742	423,415
Nasdaq, Inc.	3,707	365,547
Northern Trust Corp.	2,452	454,993
NU Holdings Ltd., Class A *	3,150	45,833
Old Republic International Corp.	11,778	491,496
Onemain Holdings, Inc.	3,499	218,548
PayPal Holdings, Inc.	5,789	304,878
Pinnacle Financial Partners, Inc.	426	42,587
PNC Financial Services Group, Inc.	896	214,708
Popular, Inc.	1,300	218,647
Primerica, Inc.	1,777	511,154
Principal Financial Group, Inc.	2,496	274,959
Progressive Corp.	5,218	1,137,941
Prosperity Bancshares, Inc.	1,293	92,527
Prudential Financial, Inc.	2,082	244,843
Raymond James Financial, Inc.	2,031	361,863
Regions Financial Corp.	8,816	263,422

	Number of Shares	Value $

Reinsurance Group of America, Inc.	1,045	257,112
RenaissanceRe Holdings Ltd.	3,526	1,155,259
Rithm Capital Corp. REIT	3,598	36,088
RLI Corp.	3,892	247,025
S&P Global, Inc.	524	228,380
SEI Investments Co.	8,196	909,592
SLM Corp.	1,358	35,267
SouthState Bank Corp.	1,051	110,239
Starwood Property Trust, Inc. REIT	4,194	65,846
State Street Corp.	2,669	510,793
Stifel Financial Corp.	2,518	203,404
Synchrony Financial	13,158	1,014,219
T. Rowe Price Group, Inc.	15,000	1,669,200
TPG, Inc.	768	41,564
Tradeweb Markets, Inc., Class A	2,624	282,605
Travelers Cos., Inc.	4,242	1,552,275
Truist Financial Corp.	4,611	228,613
Unum Group	1,662	154,932
US Bancorp	4,664	287,209
Virtu Financial, Inc., Class A	2,002	131,411
Visa, Inc., Class A	228	86,496
Voya Financial, Inc.	1,752	177,513
W.R. Berkley Corp.	5,456	368,607
Wells Fargo & Co.	378	32,655
Western Union Co. (a)	17,768	127,219
WEX, Inc. *	596	113,586
White Mountains Insurance Group Ltd.	207	435,116
Willis Towers Watson PLC	1,811	613,114
Wintrust Financial Corp.	949	142,692
XP, Inc., Class A	1,652	30,116
Zions Bancorp NA	1,489	99,301

(Cost $38,294,445)		44,197,746

Health Care — 13.7%
Abbott Laboratories	2,590	285,832
AbbVie, Inc.	568	145,647
Agilent Technologies, Inc.	2,896	444,710
Align Technology, Inc. *	508	81,173
Alnylam Pharmaceuticals, Inc. *	143	34,419
Amgen, Inc.	944	405,807
Ascendis Pharma A/S *	115	30,250
Baxter International, Inc.	2,058	53,508
Becton Dickinson & Co.	4,659	876,404
Biogen, Inc. *	3,988	864,000
BioMarin Pharmaceutical, Inc. *	6,578	429,083
Bio-Rad Laboratories, Inc., Class A *	585	225,880
Bio-Techne Corp.	1,765	127,627
Boston Scientific Corp. *	2,994	144,610
Bristol-Myers Squibb Co.	19,762	1,320,299

See Notes to Financial Statements.

DBX ETF Trust | 49

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Bruker Corp.	505	29,295
Cardinal Health, Inc.	1,422	333,630
Cencora, Inc.	2,042	660,791
Centene Corp. *	12,658	814,416
Charles River Laboratories International, Inc. *	475	136,914
Chemed Corp.	626	324,712
Cigna Group	4,285	1,183,003
Cooper Cos., Inc. *	3,066	214,896
CVS Health Corp.	15,890	1,492,230
Danaher Corp.	818	174,692
Davita, Inc. *	1,944	342,163
Dexcom, Inc. *	1,668	151,888
Edwards Lifesciences Corp. *	5,185	470,539
Elanco Animal Health, Inc. *	1,676	40,090
Elevance Health, Inc.	3,130	1,228,650
Eli Lilly & Co.	37	42,799
Encompass Health Corp.	4,090	491,659
Ensign Group, Inc.	3,807	655,794
Envista Holdings Corp. *	4,472	121,370
Exelixis, Inc. *	15,770	861,673
GE HealthCare Technologies, Inc.	5,230	372,533
Gilead Sciences, Inc.	4,330	633,652
Globus Medical, Inc., Class A *	5,394	438,910
Halozyme Therapeutics, Inc. *	4,774	508,383
HCA Healthcare, Inc.	2,656	1,100,779
Henry Schein, Inc. *	4,076	366,025
Humana, Inc.	2,771	1,061,930
IDEXX Laboratories, Inc. *	614	341,808
Illumina, Inc. *	2,039	435,592
Incyte Corp. *	12,748	1,570,809
Insulet Corp. *	228	33,894
Intuitive Surgical, Inc. *	294	110,797
IQVIA Holdings, Inc. *	2,087	545,103
Jazz Pharmaceuticals PLC *	1,116	279,759
Johnson & Johnson	1,142	303,601
Labcorp Holdings, Inc.	1,925	640,370
McKesson Corp.	2,583	2,286,782
Medline, Inc., Class A *	6,062	212,352
Medpace Holdings, Inc. *	507	301,153
Medtronic PLC	6,733	610,346
Merck & Co., Inc.	3,497	516,717
Mettler-Toledo International, Inc. *	190	266,977
Molina Healthcare, Inc. *	550	109,323
Neurocrine Biosciences, Inc. *	3,667	564,828
Organon & Co.	2,367	32,570
Penumbra, Inc. *	422	136,348
Pfizer, Inc.	16,974	483,080
Qiagen NV	5,693	246,450
Quest Diagnostics, Inc.	4,285	1,029,685

	Number of Shares	Value $

Regeneron Pharmaceuticals, Inc.	2,612	2,087,197
ResMed, Inc.	2,409	578,401
Revvity, Inc.	1,231	158,393
Royalty Pharma PLC, Class A	17,365	1,066,385
Solventum Corp. *	2,875	261,797
STERIS PLC	2,293	533,443
Stryker Corp.	522	169,024
Tenet Healthcare Corp. *	2,923	777,255
Thermo Fisher Scientific, Inc.	451	278,312
United Therapeutics Corp. *	2,672	1,363,735
UnitedHealth Group, Inc.	1,066	415,111
Universal Health Services, Inc., Class B	3,386	576,737
Veeva Systems, Inc., Class A *	527	150,559
Vertex Pharmaceuticals, Inc. *	857	466,654
Viatris, Inc.	18,415	304,032
Waters Corp. *	412	170,828
West Pharmaceutical Services, Inc.	1,536	523,945
Zimmer Biomet Holdings, Inc.	4,333	433,473
Zoetis, Inc.	2,807	216,420

(Cost $35,647,850)		41,312,710

Industrials — 18.5%
3M Co.	1,820	312,731
A O Smith Corp.	7,544	446,077
Acuity, Inc.	619	205,378
Advanced Drainage Systems, Inc.	544	73,837
AECOM	2,427	163,653
AGCO Corp.	1,722	203,730
Alaska Air Group, Inc. *	2,344	96,878
Allegion PLC	1,467	227,752
Allison Transmission Holdings, Inc.	4,499	565,569
Amentum Holdings, Inc. *	3,028	60,530
American Airlines Group, Inc. *	9,919	133,212
AMETEK, Inc.	2,875	676,114
Api Group Corp. *	4,204	165,007
Applied Industrial Technologies, Inc.	1,685	545,906
Armstrong World Industries, Inc.	1,858	320,654
ATI, Inc. *	1,233	251,779
Automatic Data Processing, Inc.	1,100	314,776
Boeing Co. *	237	49,244
Booz Allen Hamilton Holding Corp.	2,353	178,004
Broadridge Financial Solutions, Inc.	1,979	360,930
Builders FirstSource, Inc. *	301	19,986
Bwx Technologies, Inc.	903	137,518
C.H. Robinson Worldwide, Inc.	6,218	930,586
CACI International, Inc., Class A *	172	107,158

See Notes to Financial Statements.

50 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Carlisle Cos., Inc.	1,076	372,920
Carpenter Technology Corp.	435	207,243
Carrier Global Corp.	2,064	120,166
Caterpillar, Inc.	148	118,026
Cintas Corp.	1,235	249,211
Clean Harbors, Inc. *	1,882	593,300
CNH Industrial NV	8,323	98,461
Comfort Systems USA, Inc.	170	262,755
Copart, Inc. *	8,872	292,687
Core & Main, Inc., Class A *	2,530	108,689
Crane Co.	849	174,104
CSX Corp.	10,269	518,687
Cummins, Inc.	1,186	669,378
Curtiss-Wright Corp.	768	447,383
Deere & Co.	218	142,770
Delta Air Lines, Inc.	14,957	1,166,646
Donaldson Co., Inc.	6,355	577,606
Dover Corp.	2,309	448,477
DuPont de Nemours, Inc.	3,401	457,741
Dycom Industries, Inc. *	105	30,577
Eaton Corp. PLC	681	273,680
EMCOR Group, Inc.	1,316	966,655
Emerson Electric Co.	2,276	346,953
Equifax, Inc.	696	131,655
Esab Corp.	214	16,131
Everus Construction Group, Inc. *	188	21,644
ExlService Holdings, Inc. *	3,400	129,472
Expeditors International of Washington, Inc.	7,557	1,433,185
Fastenal Co.	13,362	658,880
FedEx Corp.	3,215	1,052,591
Fedex Freight Holding Co., Inc. *	4,649	621,757
Ferguson Enterprises, Inc.	1,852	415,793
Flowserve Corp.	3,750	296,587
Forgent Power Solutions, Inc., Class A *	797	24,340
Fortive Corp.	9,345	549,860
Fortune Brands Innovations, Inc.	1,408	62,417
FTAI Aviation Ltd.	196	37,260
FTI Consulting, Inc. *	1,248	187,911
Gates Industrial Corp. Ltd. *	4,917	125,777
GE Vernova, Inc.	129	115,910
Generac Holdings, Inc. *	144	26,695
General Dynamics Corp.	2,603	966,624
General Electric Co.	322	108,099
Genpact Ltd.	5,134	194,989
GFL Environmental, Inc.	8,483	358,746
Graco, Inc.	5,026	389,163
GXO Logistics, Inc. *	2,489	118,800
Hayward Holdings, Inc. *	3,784	53,165
HEICO Corp.	137	45,368

	Number of Shares	Value $

HEICO Corp., Class A	264	64,461
Hexcel Corp.	2,807	260,125
Honeywell Aerospace, Inc. *	523	82,692
Honeywell International, Inc.	545	116,374
Howmet Aerospace, Inc.	1,348	330,193
Hubbell, Inc.	663	300,339
Huntington Ingalls Industries, Inc.	2,839	826,717
IDEX Corp.	1,701	388,917
Ies Holdings, Inc. *	120	36,360
Illinois Tool Works, Inc.	2,109	580,755
Ingersoll Rand, Inc.	2,159	166,351
ITT, Inc.	2,325	465,674
Jacobs Solutions, Inc.	2,860	426,283
JB Hunt Transport Services, Inc.	3,875	1,028,696
Johnson Controls International PLC	4,303	594,847
KBR, Inc.	3,054	114,525
Kirby Corp. *	3,673	521,052
Knight-Swift Transportation Holdings, Inc.	7,974	546,299
L3Harris Technologies, Inc.	1,564	416,415
Landstar System, Inc.	2,318	418,700
Leidos Holdings, Inc.	4,712	660,670
Lennox International, Inc.	175	66,962
Leonardo DRS, Inc.	735	27,930
Lincoln Electric Holdings, Inc.	1,925	541,368
Lockheed Martin Corp.	937	525,873
Louisiana-Pacific Corp.	829	58,453
Lyft, Inc., Class A *	1,111	18,776
Masco Corp.	5,797	418,312
MasTec, Inc. *	546	130,920
Middleby Corp. (The) *	323	35,801
Midera Food Processing, Inc. *	323	15,142
Mobility Global, Inc.	518	10,515
MSA Safety, Inc.	1,186	221,509
MSC Industrial Direct Co., Inc., Class A	3,583	425,947
Mueller Industries, Inc.	18,851	1,176,491
Nextpower, Inc., Class A *	650	53,319
Nordson Corp.	1,447	465,529
Norfolk Southern Corp.	1,476	505,958
Northrop Grumman Corp.	813	438,776
nVent Electric PLC	1,854	279,491
Old Dominion Freight Line, Inc.	1,420	283,943
Oshkosh Corp.	3,061	471,731
Otis Worldwide Corp.	4,706	334,738
Owens Corning	1,428	197,278
PACCAR, Inc.	2,751	341,482
Parker-Hannifin Corp.	472	462,296
Paychex, Inc.	1,218	155,100
Paycom Software, Inc.	746	178,369

See Notes to Financial Statements.

DBX ETF Trust | 51

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Paylocity Holding Corp. *	406	65,049
Pentair PLC	2,768	167,353
Primoris Services Corp.	3,876	279,498
Quanta Services, Inc.	196	118,990
RB Global, Inc.	2,333	197,325
Rbc Bearings, Inc. *	526	259,981
Regal Rexnord Corp.	732	115,985
Republic Services, Inc.	1,199	264,883
Robert Half, Inc.	2,883	130,715
Rockwell Automation, Inc.	950	403,208
Rollins, Inc.	5,420	195,499
RTX Corp.	1,037	215,416
Ryder System, Inc.	3,237	791,317
Saia, Inc. *	252	89,493
Schneider National, Inc., Class B	4,429	152,845
Science Applications International Corp.	1,768	226,693
Sensata Technologies Holding PLC	5,323	218,403
Simpson Manufacturing Co., Inc.	2,012	367,411
Siteone Landscape Supply, Inc. *	1,477	145,529
Snap-on, Inc.	2,335	902,034
Solv Energy, Inc., Class A *	2,730	69,670
Southwest Airlines Co.	14,053	541,462
SPX Technologies, Inc. *	592	116,476
SS&C Technologies Holdings, Inc.	2,750	228,168
StandardAero, Inc. *	3,072	75,233
Stanley Black & Decker, Inc.	2,784	268,294
Sunbelt Rentals Holdings, Inc.	7,603	549,545
Tetra Tech, Inc.	5,403	195,264
Textron, Inc.	7,215	581,240
Timken Co.	2,572	309,797
Toro Co.	7,350	718,904
Trane Technologies PLC	1,029	457,288
TransDigm Group, Inc. *	102	119,517
TransUnion	1,183	100,449
Trex Co., Inc. *	804	36,646
Uber Technologies, Inc. *	3,114	235,574
U-Haul Holding Co.	1,193	71,186
UL Solutions, Inc., Class A	1,785	133,018
Union Pacific Corp.	1,500	451,005
United Airlines Holdings, Inc. *	3,539	382,177
United Parcel Service, Inc., Class B	5,220	544,081
United Rentals, Inc.	461	478,518
Valmont Industries, Inc.	1,064	499,718
Veralto Corp.	3,549	349,825
Verisk Analytics, Inc.	766	148,435
Vertiv Holdings Co., Class A	127	32,857
W.W. Grainger, Inc.	554	725,457
Waste Management, Inc.	2,007	439,372

	Number of Shares	Value $

Watsco, Inc.	949	294,019
Watts Water Technologies, Inc., Class A	1,090	398,668
WESCO International, Inc.	680	231,472
Westinghouse Air Brake Technologies Corp.	1,322	377,999
Willscot Holdings Corp.	1,766	36,556
Woodward, Inc.	1,235	419,678
XPO, Inc. *	472	91,563
Xylem, Inc.	2,779	305,996

(Cost $50,665,030)		55,845,151

Information Technology — 9.1%
Accenture PLC, Class A	1,469	278,757
Adobe, Inc. *	2,029	594,071
Advanced Energy Industries, Inc.	858	237,546
Akamai Technologies, Inc. *	3,415	370,937
Allegro MicroSystems, Inc. *	599	21,714
Amdocs Ltd.	8,234	519,236
Amkor Technology, Inc.	1,359	64,281
Amphenol Corp., Class A	3,148	499,115
Analog Devices, Inc.	950	344,033
Appfolio, Inc., Class A *	460	107,737
Apple, Inc.	2,846	901,755
Applied Materials, Inc.	583	267,241
Arista Networks, Inc. *	802	156,943
Arrow Electronics, Inc. *	232	47,428
Autodesk, Inc. *	1,663	429,935
Avnet, Inc.	3,628	324,924
Bentley Systems, Inc., Class B	1,335	49,061
Broadcom, Inc.	146	54,070
Cadence Design Systems, Inc. *	747	253,069
CDW Corp.	1,081	163,858
Ciena Corp. *	294	112,543
Cirrus Logic, Inc. *	4,357	477,135
Cisco Systems, Inc.	1,787	197,446
Cognex Corp.	3,336	203,363
Cognizant Technology Solutions Corp., Class A	18,068	1,166,831
Corning, Inc.	992	147,540
Crowdstrike Holdings, Inc., Class A *	212	48,972
Datadog, Inc., Class A *	138	32,712
Dell Technologies, Inc., Class C	327	149,115
Docusign, Inc. *	915	60,637
Dolby Laboratories, Inc., Class A	4,428	272,588
Dropbox, Inc., Class A *	13,065	459,757
Dynatrace, Inc. *	3,180	173,596
Entegris, Inc.	494	66,833
EPAM Systems, Inc. *	434	51,138
Everpure, Inc., Class A *	2,185	203,096
F5, Inc. *	2,910	1,184,748
Fabrinet *	275	113,556

See Notes to Financial Statements.

52 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Fair Isaac Corp. *	45	51,624
First Solar, Inc. *	688	138,907
Flex Ltd. *	1,374	150,110
FormFactor, Inc. *	423	42,558
Fortinet, Inc. *	2,448	418,437
Gartner, Inc. *	820	162,450
Gen Digital, Inc.	6,644	205,964
GLOBALFOUNDRIES, Inc.	904	40,400
GoDaddy, Inc., Class A *	3,081	301,568
Guidewire Software, Inc. *	164	33,579
Hewlett Packard Enterprise Co.	1,745	91,159
HP, Inc.	20,774	623,636
Hubspot, Inc. *	89	23,261
Ingram Micro Holding Corp.	875	24,649
International Business Machines Corp.	213	49,814
Intuit, Inc.	664	238,575
IPG Photonics Corp. *	593	45,115
Jabil, Inc.	1,716	523,826
Keysight Technologies, Inc. *	1,022	329,799
KLA Corp.	1,908	334,759
Lam Research Corp.	571	172,151
Lattice Semiconductor Corp. *	718	82,814
Littelfuse, Inc.	478	197,022
Lumentum Holdings, Inc. *	45	41,164
MACOM Technology Solutions Holdings, Inc. *	163	43,004
Manhattan Associates, Inc. *	1,226	273,631
Marvell Technology, Inc.	267	56,513
Microchip Technology, Inc.	522	38,341
Micron Technology, Inc.	19	18,216
Microsoft Corp.	534	270,893
MKS, Inc.	301	77,128
MongoDB, Inc. *	57	25,842
Monolithic Power Systems, Inc.	201	254,822
Motorola Solutions, Inc.	481	233,429
NetApp, Inc.	7,345	1,360,955
NVIDIA Corp.	354	78,156
Okta, Inc. *	290	50,182
ON Semiconductor Corp. *	1,458	108,023
Onto Innovation, Inc. *	615	164,334
Palo Alto Networks, Inc. *	322	123,046
Pegasystems, Inc.	1,266	46,601
Procore Technologies, Inc. *	624	39,137
PTC, Inc. *	3,075	478,901
Qnity Electronics, Inc.	3,690	440,697
Qorvo, Inc. *	3,408	327,441
QUALCOMM, Inc.	2,041	347,950
Rambus, Inc. *	1,622	140,611
Ringcentral, Inc., Class A	1,847	128,588
Roper Technologies, Inc.	367	155,843
Salesforce, Inc.	1,553	399,960

	Number of Shares	Value $

Sanmina Corp. *	2,535	498,685
ServiceNow, Inc. *	508	75,179
Skyworks Solutions, Inc.	11,012	737,914
TD SYNNEX Corp.	3,606	911,777
Teledyne Technologies, Inc. *	705	432,130
Teradyne, Inc.	1,098	384,113
Texas Instruments, Inc.	1,369	357,186
Trimble, Inc. *	1,116	66,893
TTM Technologies, Inc. *	458	54,465
Twilio, Inc., Class A *	608	143,263
Tyler Technologies, Inc. *	438	163,032
Uipath, Inc., Class A *	2,374	44,323
Universal Display Corp.	631	52,480
VeriSign, Inc.	3,549	1,023,106
Viavi Solutions, Inc. *	1,012	36,726
Vontier Corp.	4,369	140,726
Western Digital Corp.	457	205,901
Workday, Inc., Class A *	1,419	280,182
Zebra Technologies Corp., Class A *	430	152,027
Zoom Communications, Inc. *	9,505	918,943

(Cost $25,045,246)		27,491,953

Materials — 5.1%
Air Products and Chemicals, Inc.	556	172,060
Albemarle Corp.	385	51,963
Alcoa Corp.	2,350	117,382
Anglogold Ashanti PLC	5,772	648,311
AptarGroup, Inc.	1,247	164,130
Aura Minerals, Inc.	484	40,453
Avery Dennison Corp.	2,209	384,609
Axalta Coating Systems Ltd. *	3,975	144,770
Ball Corp.	7,233	455,462
Celanese Corp.	1,376	62,580
CF Industries Holdings, Inc.	13,194	1,715,616
Coeur Mining, Inc.	1,743	36,220
Corteva, Inc.	10,900	922,467
CRH PLC	6,050	570,455
Crown Holdings, Inc.	3,750	436,462
Dow, Inc.	2,825	86,219
Eagle Materials, Inc.	981	190,569
Eastman Chemical Co.	3,195	231,446
Ecolab, Inc.	833	235,906
Element Solutions, Inc.	5,670	201,512
Freeport-McMoRan, Inc.	4,639	351,358
Graphic Packaging Holding Co.	2,644	29,613
Hecla Mining Co.	5,550	110,278
International Flavors & Fragrances, Inc.	1,483	128,027
Linde PLC	499	244,300
LyondellBasell Industries NV, Class A	4,229	275,223
Martin Marietta Materials, Inc.	388	201,256

See Notes to Financial Statements.

DBX ETF Trust | 53

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Mosaic Co.	2,307	55,645
Newmarket Corp.	299	268,412
Newmont Corp.	12,150	1,531,629
Nucor Corp.	2,571	641,824
Olin Corp.	5,695	99,093
Packaging Corp. of America	1,887	441,445
PPG Industries, Inc.	3,067	344,025
Reliance, Inc.	2,275	873,714
Royal Gold, Inc.	596	155,836
RPM International, Inc.	1,465	152,506
Scotts Miracle-Gro Co.	507	30,319
Sherwin-Williams Co.	706	239,200
Silgan Holdings, Inc.	2,060	85,572
Smurfit Westrock PLC	12,792	599,945
Solstice Advanced Materials, Inc.	3,166	200,693
Sonoco Products Co.	8,458	466,459
Southern Copper Corp.	246	51,382
Steel Dynamics, Inc.	1,875	436,163
Vulcan Materials Co.	1,248	336,436

(Cost $13,298,691)		15,218,945

Real Estate — 5.1%
Agree Realty Corp. REIT	1,115	80,559
American Healthcare REIT, Inc. REIT	1,431	79,006
American Homes 4 Rent, Class A REIT	4,120	137,196
American Tower Corp. REIT	744	130,721
Brixmor Property Group, Inc. REIT	9,194	265,615
Bxp, Inc. REIT	959	65,202
Camden Property Trust REIT	1,791	189,488
CBRE Group, Inc., Class A *	3,295	480,444
Cousins Properties, Inc. REIT	410	11,886
Crown Castle, Inc. REIT	4,830	367,756
CubeSmart REIT	4,908	194,946
Digital Realty Trust, Inc. REIT	668	123,974
EastGroup Properties, Inc. REIT	1,218	242,991
EPR Properties REIT	3,210	188,459
Equinix, Inc. REIT	155	162,242
Equity LifeStyle Properties, Inc. REIT	5,305	336,602
Essex Property Trust, Inc. REIT	1,187	335,874
Extra Space Storage, Inc. REIT	1,315	185,546
Federal Realty Investment Trust REIT	2,789	323,608
First Industrial Realty Trust, Inc. REIT	4,054	250,862
Gaming and Leisure Properties, Inc. REIT	12,367	520,280
Healthpeak Properties, Inc. REIT	4,098	85,320
Host Hotels & Resorts, Inc. REIT	39,304	861,937
Howard Hughes Holdings, Inc. *	409	26,229

	Number of Shares	Value $

Invitation Homes, Inc. REIT	5,339	155,578
Iron Mountain, Inc. REIT	470	54,214
Jones Lang LaSalle, Inc. *	2,299	841,135
Kilroy Realty Corp. REIT	2,603	94,489
Kimco Realty Corp. REIT	8,734	207,083
Lamar Advertising Co., Class A REIT	4,414	657,730
Mid-America Apartment Communities, Inc. REIT	1,300	167,505
Millrose Properties, Inc. REIT	10,891	331,304
Nnn REIT, Inc. REIT	5,854	264,601
Omega Healthcare Investors, Inc. REIT	12,588	575,523
Prologis, Inc. REIT	1,403	196,308
Public Storage REIT	2,031	623,497
Rayonier, Inc. REIT	1,515	31,058
Realty Income Corp. REIT	2,241	137,328
Regency Centers Corp. REIT	3,574	267,228
Rexford Industrial Realty, Inc. REIT	1,595	59,079
SBA Communications Corp. REIT	2,055	389,751
Simon Property Group, Inc. REIT	7,813	1,658,856
STAG Industrial, Inc. REIT	4,410	164,273
Sun Communities, Inc. REIT	6,316	766,889
UDR, Inc. REIT	4,791	177,027
Ventas, Inc. REIT	1,124	102,475
VICI Properties, Inc. REIT	23,683	607,469
Vivmark Residential REIT	11,224	731,131
Vornado Realty Trust REIT	4,764	178,078
Welltower, Inc. REIT	107	25,278
Weyerhaeuser Co. REIT	2,917	68,170
WP Carey, Inc. REIT	3,120	218,275

(Cost $14,986,151)		15,398,075

Utilities — 6.8%
AES Corp. (The)	31,102	458,443
Alliant Energy Corp.	6,890	468,382
Ameren Corp.	6,962	738,042
American Electric Power Co., Inc.	6,050	740,701
American Water Works Co., Inc.	2,576	356,080
Atmos Energy Corp.	3,280	544,906
CenterPoint Energy, Inc.	14,108	558,677
Clearway Energy, Inc., Class C	3,131	99,409
CMS Energy Corp.	7,545	513,513
Consolidated Edison, Inc.	7,326	784,029
Constellation Energy Corp.	170	46,711
Dominion Energy, Inc.	8,748	577,455
DTE Energy Co.	5,739	778,381
Duke Energy Corp.	5,290	634,324
Edison International	25,120	1,355,978
Entergy Corp.	8,025	853,138
Essential Utilities, Inc.	8,833	363,655

See Notes to Financial Statements.

54 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Evergy, Inc.	8,243	667,848
Eversource Energy	12,460	873,944
Exelon Corp.	15,566	680,546
FirstEnergy Corp.	17,480	801,633
Idacorp, Inc.	2,268	308,811
MDU Resources Group, Inc.	16,607	330,811
National Fuel Gas Co.	6,254	519,457
NextEra Energy, Inc.	3,605	296,836
NiSource, Inc.	14,398	589,166
NRG Energy, Inc.	1,637	180,266
OGE Energy Corp.	9,882	450,916
PG&E Corp.	60,044	796,784
Pinnacle West Capital Corp.	6,001	585,938
PPL Corp.	15,632	533,520
Public Service Enterprise Group, Inc.	6,435	471,879
Sempra	4,986	407,356
Southern Co.	5,107	449,416
Talen Energy Corp. *	59	17,450
UGI Corp.	10,581	406,839
Vistra Corp.	471	64,701
WEC Energy Group, Inc.	5,193	551,341

	Number of Shares	Value $

Xcel Energy, Inc.	6,286	475,787

(Cost $19,799,254)		20,333,069

TOTAL COMMON STOCKS

(Cost $268,517,402)		300,010,958

RIGHTS — 0.0%

Financials — 0.0%
TPG, Inc.* (b)

(Cost $0)	5,135	51

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (c)(d)
(Cost $87,593)	87,593	87,593
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 3.65% (c)

(Cost $650,030)	650,030	650,030

TOTAL INVESTMENTS — 99.9%

(Cost $269,255,025)		300,748,632

Other assets and liabilities, net — 0.1%		400,358

NET ASSETS — 100.0%		301,148,990

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (c)(d)
452,820	—	(365,227	) (e)	—	—	998	—	87,593	87,593

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 3.65% (c)
1,224,124	6,360,905	(6,934,999)		—	—	47,956	—	650,030	650,030

1,676,944	6,360,905	(7,300,226)		—	—	48,954	—	737,623	737,623

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $84,556, which is 0.0% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2026.

REIT:    Real Estate Investment Trust

See Notes to Financial Statements.

DBX ETF Trust | 55

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2026

At August 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
Micro E-Mini S&P 500 Index	USD	22	836,685	846,890	9/18/2026	10,205
Micro E-mini S&P MidCap 400 Index	USD	2	76,918	75,342	9/18/2026	(1,576)

Total net unrealized appreciation						8,629

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$300,010,958	$—	$—	$300,010,958
Rights	—	—	51	51
Short-Term Investments (a)	737,623	—	—	737,623
Derivatives (b)
Futures Contracts	10,205	—	—	10,205

TOTAL	$300,758,786	$—	$51	$300,758,837

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,576)	$—	$—	$(1,576)

TOTAL	$(1,576)	$—	$—	$(1,576)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

56 | DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2026

	Xtrackers Europe Defense Technologies ETF	Xtrackers Europe Market Leaders ETF	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF

Assets
Investment in non-affiliated securities at value	$4,557,344	$5,163,029	$56,055,309	$808,493,321
Investment in affiliated securities at value	—	—	38,911	641,440
Investment in DWS Government Money Market Series	479	1,434	142,547	1,340,312
Investment in DWS Government & Agency Securities Portfolio*	—	—	—	118,500
Foreign currency at value	3,638	28,573	195,039	1,234,611
Deposit with broker for futures contracts	1,176	6,946	25,779	209,337
Receivables:
Investment securities sold	—	—	—	4,983,693
Variation margin on futures contracts	—	—	80,962	360,380
Dividends	6,464	4,129	125,871	837,195
Interest	2	8	421	3,645
Affiliated securities lending income	—	—	—	107
Foreign tax reclaim	1,259	8,276	50,556	203,206
Total assets	$4,570,362	$5,212,395	$56,715,395	$818,425,747

Liabilities
Payable upon return of securities loaned	$—	$—	$—	$118,500
Payables:
Investment securities purchased	—	—	—	5,575,910
Investment advisory fees	1,405	1,569	11,489	62,109
Variation margin on futures contracts	76	453	—	—
Total liabilities	1,481	2,022	11,489	5,756,519
Net Assets, at value	$4,568,881	$5,210,373	$56,703,906	$812,669,228

Net Assets Consist of
Paid-in capital	$5,000,025	$5,039,540	$63,517,452	$484,247,084
Distributable earnings (loss)	(431,144)	170,833	(6,813,546)	328,422,144
Net Assets, at value	$4,568,881	$5,210,373	$56,703,906	$812,669,228
Number of Common Shares outstanding	200,001	200,001	1,400,001	6,050,001
Net Asset Value	$22.84	$26.05	$40.50	$134.33

Investment in non-affiliated securities at cost	$4,891,725	$4,991,097	$42,703,489	$462,662,341
Investment in affiliated securities at cost	$—	$—	$25,656	$195,286
Value of securities loaned	$—	$—	$—	$116,100
Investment in DWS Government Money Market Series at cost	$479	$1,434	$142,547	$1,340,312
Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$—	$118,500
Foreign currency at cost	$3,550	$28,242	$196,228	$1,224,764

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust | 57

Statements of Assets and Liabilities (Continued)

August 31, 2026

	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF

Assets
Investment in non-affiliated securities at value	$77,711,609	$300,011,009
Investment in DWS Government Money Market Series	342,117	650,030
Investment in DWS Government & Agency Securities Portfolio*	—	87,593
Deposit with broker for futures contracts	31,458	67,596
Receivables:
Variation margin on futures contracts	52,293	128,768
Dividends	78,267	333,253
Interest	995	1,564
Affiliated securities lending income	—	115
Foreign tax reclaim	—	583
Total assets	$78,216,739	$301,280,511

Liabilities
Payable upon return of securities loaned	$—	$87,593
Payables:
Investment advisory fees	12,569	43,928
Total liabilities	12,569	131,521
Net Assets, at value	$78,204,170	$301,148,990

Net Assets Consist of
Paid-in capital	$70,940,701	$320,507,104
Distributable earnings (loss)	7,263,469	(19,358,114)
Net Assets, at value	$78,204,170	$301,148,990
Number of Common Shares outstanding	1,150,001	4,500,001
Net Asset Value	$68.00	$66.92

Investment in non-affiliated securities at cost	$65,570,315	$268,517,402
Value of securities loaned	$—	$84,556
Investment in DWS Government Money Market Series at cost	$342,117	$650,030
Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$87,593

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

58 | DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2026

	Xtrackers Europe Defense Technologies ETF (1)	Xtrackers Europe Market Leaders ETF(2)	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF

Investment Income
Unaffiliated dividend income*	$43,915	$111,824	$1,608,635	$11,161,289
Affiliated dividend income	—	—	1,408	19,488
Income distributions from affiliated funds	39	539	4,224	55,546
Affiliated securities lending income, net	—	—	3	500
Total investment income	43,954	112,363	1,614,270	11,236,823

Expenses
Investment advisory fees	8,378	12,416	130,639	663,940
Other expenses	—	—	58	58
Total expenses	8,378	12,416	130,697	663,998
Less fees waived (see note 3):
Waiver	(1)	(19)	(121)	(1,554)
Net expenses	8,377	12,397	130,576	662,444
Net investment income (loss)	35,577	99,966	1,483,694	10,574,379

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(68,329)	(23,960)	4,387,844	(4,788,629)
Investments in affiliates	—	(24)	3,878	4,737
In-kind redemptions	—	30,618	1,102,500	6,434,329
In-kind redemptions in affiliates	—	—	809	3,974
Futures contracts	500	3,985	124,690	433,510
Foreign currency transactions	(514)	(1,808)	(24,012)	(2,631)
Payments by Affiliates (see note 6)	—	12,285	—	28
Net realized gain (loss)	(68,343)	21,096	5,595,709	2,085,318
Net change in unrealized appreciation (depreciation) on:

Investments	(334,381)	171,932	3,101,142	124,044,406
Investments in affiliates	—	—	6,947	78,622
Futures contracts	150	695	(1,689)	(13,084)
Foreign currency translations	103	182	(3,608)	4,169
Net change in unrealized appreciation (depreciation)	(334,128)	172,809	3,102,792	124,114,113
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(402,471)	193,905	8,698,501	126,199,431
Net Increase (Decrease) in Net Assets Resulting from Operations	$(366,894)	$293,871	$10,182,195	$136,773,810

* Unaffiliated foreign tax withheld	$6,089	$15,794	$195,144	$636,151

(1)	For the period February 19, 2026 (commencement of operations) through August 31, 2026.
(2)	For the period December 23, 2025 (commencement of operations) through August 31, 2026.

See Notes to Financial Statements.

DBX ETF Trust | 59

Statements of Operations (Continued)

For the Year Ended August 31, 2026

	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF

Investment Income
Unaffiliated dividend income*	$981,283	$4,101,901
Income distributions from affiliated funds	8,607	47,956
Affiliated securities lending income, net	8	998
Unaffiliated securities lending income, net	—	382
Total investment income	989,898	4,151,237

Expenses
Investment advisory fees	143,609	390,693
Other expenses	58	58
Total expenses	143,667	390,751
Less fees waived (see note 3):
Waiver	(239)	(1,315)
Net expenses	143,428	389,436
Net investment income (loss)	846,470	3,761,801

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(278,542)	(8,542,325)
In-kind redemptions	12,852,573	34,860,256
Futures contracts	45,695	205,711
Net realized gain (loss)	12,619,726	26,523,642
Net change in unrealized appreciation (depreciation) on:

Investments	2,300,148	8,302,247
Futures contracts	(12,184)	(48,156)
Net change in unrealized appreciation (depreciation)	2,287,964	8,254,091
Net realized and unrealized gain (loss) on investments and futures	14,907,690	34,777,733
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,754,160	$38,539,534

* Unaffiliated foreign tax withheld	$—	$10,016

See Notes to Financial Statements.

60 | DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Europe Defense Technologies ETF	Xtrackers Europe Market Leaders ETF	Xtrackers FTSE Developed ex US Multifactor ETF
	For the Period February 19, 2026(1) through August 31, 2026	For the Period December 23, 2025(1) through August 31, 2026	Year Ended August 31, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$35,577	$99,966	$1,483,694	$1,492,994
Net realized gain (loss)	(68,343)	21,096	5,595,709	3,748,708
Net change in net unrealized appreciation (depreciation)	(334,128)	172,809	3,102,792	2,848,312
Net increase (decrease) in net assets resulting from operations	(366,894)	293,871	10,182,195	8,090,014
Distributions to Shareholders	(64,250)	(92,420)	(1,947,848)	(2,084,820)

Fund Shares Transactions
Proceeds from shares sold	5,000,000	5,246,161	—	6,198,058
Value of shares redeemed	—	(237,264)	(3,774,421)	(15,769,912)
Net increase (decrease) in net assets resulting from fund share transactions	5,000,000	5,008,897	(3,774,421)	(9,571,854)
Total net increase (decrease) in Net Assets	4,568,856	5,210,348	4,459,926	(3,566,660)

Net Assets
Beginning of period	25	25	52,243,980	55,810,640
End of period	$4,568,881	$5,210,373	$56,703,906	$52,243,980

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1	1,500,001	1,800,001
Shares sold	200,000	210,000	—	200,000
Shares redeemed	—	(10,000)	(100,000)	(500,000)
Shares outstanding, end of period	200,001	200,001	1,400,001	1,500,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

DBX ETF Trust | 61

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Kokusai Equity ETF		Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$10,574,379	$9,925,190	$846,470	$832,934
Net realized gain (loss)	2,085,318	11,912,724	12,619,726	3,012,216
Net change in net unrealized appreciation (depreciation)	124,114,113	73,592,569	2,287,964	3,003,293
Net increase (decrease) in net assets resulting from operations	136,773,810	95,430,483	15,754,160	6,848,443
Distributions to Shareholders	(11,179,339)	(10,288,678)	(833,950)	(867,649)

Fund Shares Transactions
Proceeds from shares sold	31,173,577	14,814,721	27,268,807	13,064,175
Value of shares redeemed	(11,402,504)	(35,745,102)	(34,058,545)	(17,257,606)
Net increase (decrease) in net assets resulting from fund share transactions	19,771,073	(20,930,381)	(6,789,738)	(4,193,431)
Total net increase (decrease) in Net Assets	145,365,544	64,211,424	8,130,472	1,787,363

Net Assets
Beginning of year	667,303,684	603,092,260	70,073,698	68,286,335
End of year	$812,669,228	$667,303,684	$78,204,170	$70,073,698

Changes in Shares Outstanding
Shares outstanding, beginning of year	5,880,001	6,070,001	1,250,001	1,325,001
Shares sold	260,000	140,000	450,000	250,000
Shares redeemed	(90,000)	(330,000)	(550,000)	(325,000)
Shares outstanding, end of year	6,050,001	5,880,001	1,150,001	1,250,001

See Notes to Financial Statements.

62 | DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell US Multifactor ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,761,801	$2,745,664
Net realized gain (loss)	26,523,642	18,063,407
Net change in net unrealized appreciation (depreciation)	8,254,091	(7,011,330)
Net increase (decrease) in net assets resulting from operations	38,539,534	13,797,741
Distributions to Shareholders	(3,392,659)	(2,658,242)

Fund Shares Transactions
Proceeds from shares sold	170,211,378	78,029,046
Value of shares redeemed	(89,598,224)	(71,294,775)
Net increase (decrease) in net assets resulting from fund share transactions	80,613,154	6,734,271
Total net increase (decrease) in Net Assets	115,760,029	17,873,770

Net Assets
Beginning of period	185,388,961	167,515,191
End of period	$301,148,990	$185,388,961

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,200,001	3,100,001
Shares sold	2,750,000	1,400,000
Shares redeemed	(1,450,000)	(1,300,000)
Shares outstanding, end of period	4,500,001	3,200,001

See Notes to Financial Statements.

DBX ETF Trust | 63

Financial Highlights

Xtrackers Europe Defense Technologies ETF

	Period Ended 8/31/2026(a)

Selected Per Share Data
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.18
Net realized and unrealized gain (loss)	(2.02)
Total from investment operations	(1.84)
Less distributions from:
Net investment income	(0.32)
Total from distributions	(0.32)
Net Asset Value, end of period	$22.84
Total Return (%)(c)	(7.25	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($millions)	5
Ratio of expenses before fee waiver (%)	0.35	*
Ratio of expenses after fee waiver (%)	0.35	*
Ratio of net investment income (loss) (%)	1.49	*
Portfolio turnover rate (%)(d)	18	**

(a)	For the period February 19, 2026 (commencement of operations) through August 31, 2026.

(b)	Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

64 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Europe Market Leaders ETF

	Period Ended 8/31/2026(a)

Selected Per Share Data
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.50
Net realized and unrealized gain (loss)	1.01
Total from investment operations	1.51
Less distributions from:
Net investment income	(0.46)
Total from distributions	(0.46)
Net Asset Value, end of period	$26.05
Total Return (%)(c)(d)	6.09	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($millions)	5
Ratio of expenses before fee waiver (%)	0.35	*
Ratio of expenses after fee waiver (%)	0.35	*
Ratio of net investment income (loss) (%)	2.82	*
Portfolio turnover rate (%)(e)	14	**

(a)	For the period December 23, 2025 (commencement of operations) through August 31, 2026.

(b)	Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)

The Fund’s total return includes a reimbursement for trade-related transaction costs incurred in connection with the Fund’s initial capital investment. Excluding this reimbursement, total return would have been 0.22% lower.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 65

Financial Highlights (Continued)

Xtrackers FTSE Developed ex US Multifactor ETF

	$		$		$		$		$
	Years Ended August 31,

	2026		2025		2024		2023		2022

Selected Per Share Data
Net Asset Value, beginning of year		$34.83		$31.01		$27.42		$25.39		$32.88

Income (loss) from investment operations:
Net investment income (loss)(a)		1.03		0.90		0.81		0.90		1.01
Net realized and unrealized gain (loss)		5.98		4.13		3.89		1.98		(7.37)
Total from investment operations		7.01		5.03		4.70		2.88		(6.36)
Less distributions from:
Net investment income		(1.34)		(1.21)		(1.11)		(0.85)		(1.13)
Total from distributions		(1.34)		(1.21)		(1.11)		(0.85)		(1.13)
Net Asset Value, end of year		$40.50		$34.83		$31.01		$27.42		$25.39
Total Return (%)(b)		20.63		16.76		17.65		11.59		(19.75)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($millions)		57		52		56		60		66
Ratio of expenses before fee waiver (%)		0.24		0.24		0.34		0.35		0.35
Ratio of expenses after fee waiver (%)		0.24		0.24		0.24		0.24		0.24
Ratio of net investment income (loss) (%)		2.73		2.91		2.88		3.44		3.45
Portfolio turnover rate (%)(c)		48		47		51		52		56

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

66 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Kokusai Equity ETF

	$		$		$		$		$
	Years Ended August 31,

	2026		2025		2024		2023		2022

Selected Per Share Data
Net Asset Value, beginning of year		$113.49		$99.36		$80.83		$71.06		$84.95

Income (loss) from investment operations:
Net investment income (loss)(a)		1.77		1.63		1.49		1.50		1.53
Net realized and unrealized gain (loss)		20.94		14.19		18.56		9.72		(13.73)
Total from investment operations		22.71		15.82		20.05		11.22		(12.20)
Less distributions from:
Net investment income		(1.87)		(1.69)		(1.52)		(1.45)		(1.69)
Total from distributions		(1.87)		(1.69)		(1.52)		(1.45)		(1.69)
Net Asset Value, end of year		$134.33		$113.49		$99.36		$80.83		$71.06
Total Return (%)(b)		20.19		16.13		25.07		16.02		(14.55)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($millions)		813		667		603		520		502
Ratio of expenses before fee waiver (%)		0.09		0.09		0.09		0.09		0.09
Ratio of expenses after fee waiver (%)		0.09		0.09		0.09		0.09		0.09
Ratio of net investment income (loss) (%)		1.43		1.58		1.70		2.02		1.93
Portfolio turnover rate (%)(c)		4		2		3		2		4

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust | 67

Financial Highlights (Continued)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

	$		$		$		$		$
	Years Ended August 31,

	2026		2025		2024		2023		2022

Selected Per Share Data
Net Asset Value, beginning of year		$56.06		$51.54		$43.02		$37.16		$41.83

Income (loss) from investment operations:
Net investment income (loss)(a)		0.69		0.68		0.68		0.61		0.53
Net realized and unrealized gain (loss)		11.93		4.55		8.48		5.85		(4.60)
Total from investment operations		12.62		5.23		9.16		6.46		(4.07)
Less distributions from:
Net investment income		(0.68)		(0.71)		(0.64)		(0.60)		(0.60)
Total from distributions		(0.68)		(0.71)		(0.64)		(0.60)		(0.60)
Net Asset Value, end of year		$68.00		$56.06		$51.54		$43.02		$37.16
Total Return (%)(b)		22.69		10.27		21.45		17.63		(9.84)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($millions)		78		70		68		29		11
Ratio of expenses before fee waiver (%)		0.19		0.19		0.19		0.19		0.19
Ratio of expenses after fee waiver (%)		0.19		0.19		0.19		0.19		0.19
Ratio of net investment income (loss) (%)		1.12		1.29		1.47		1.55		1.29
Portfolio turnover rate (%)(c)		19		19		22		34		14

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

68 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell US Multifactor ETF

	$		$		$		$		$
	Years Ended August 31,

	2026		2025		2024		2023		2022

Selected Per Share Data
Net Asset Value, beginning of year		$57.93		$54.04		$44.99		$41.63		$46.33

Income (loss) from investment operations:
Net investment income (loss)(a)		1.01		0.89		0.71		0.77		0.72
Net realized and unrealized gain (loss)		8.90		3.83		9.00		3.38		(4.76)
Total from investment operations		9.91		4.72		9.71		4.15		(4.04)
Less distributions from:
Net investment income		(0.92)		(0.83)		(0.66)		(0.79)		(0.66)
Total from distributions		(0.92)		(0.83)		(0.66)		(0.79)		(0.66)
Net Asset Value, end of year		$66.92		$57.93		$54.04		$44.99		$41.63
Total Return (%)(b)		17.31		8.87		21.78		10.12		(8.80)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($millions)		301		185		168		135		146
Ratio of expenses before fee waiver (%)		0.17		0.17		0.17		0.17		0.17
Ratio of expenses after fee waiver (%)		0.17		0.17		0.17		0.17		0.17
Ratio of net investment income (loss) (%)		1.64		1.61		1.46		1.80		1.60
Portfolio turnover rate (%)(c)		42		35		41		44		38

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust | 69

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2026, the Trust consists of forty-two investment series of exchange-traded funds (“ETFs”) (each, a “Fund,” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Europe Defense Technologies ETF

Xtrackers Europe Market Leaders ETF

Xtrackers FTSE Developed ex US Multifactor ETF

Xtrackers MSCI Kokusai Equity ETF

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

Xtrackers Russell US Multifactor ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Europe Defense Technologies ETF offers shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Xrackers Europe Market Leaders ETF offer shares that are listed and traded on the Cboe BZX Exchange, Inc. (Cboe). Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xrackers Europe Market Leaders ETF and Xtrackers MSCI Kokusai Equity ETF, which lots consist of 10,000 shares and Xtrackers Europe Defense Technologies ETF, Xtrackers and Russell 1000 US Quality at a Reasonable Price ETF, which lots consist of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor.

Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Europe Defense Technologies ETF	STOXX Europe Total Market Defence, Space and Cybersecurity Innovation 50-25 Index
Xrackers Europe Market Leaders ETF	STOXX Europe Total Market Leaders Index
Xtrackers FTSE Developed ex US Multifactor ETF	FTSE Developed ex US Comprehensive Factor Index
Xtrackers MSCI Kokusai Equity ETF	MSCI Kokusai Index
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Russell 1000 2Qual/Val 5% Capped Factor Index
Xtrackers Russell US Multifactor ETF	Russell 1000 Comprehensive Factor Index

The STOXX Europe Total Market Defence, Space and Cybersecurity Innovation 50-25 Index seeks to capture the performance of European listed equity securities with established revenue and/or patent exposures to the defense, space and cybersecurity sectors. The Underlying Index is based on the STOXX Europe Total Market Index, which includes large, medium and small-capitalization companies from 17 Western European countries. The Underlying Index is a free float-adjusted market capitalization weighted index and constituent weights are capped such that the sum of all constituent weights above 4.5% does not exceed 45% of the Underlying Index, and no single constituent weight exceeds 8% of the Underlying Index. The Underlying Index’s list of eligible securities is reviewed annually in June and re-weighted, as necessary, in accordance with its capping requirements at least quarterly in March, June, September and December.

The STOXX Europe Total Market Leaders Index seeks to capture the performance of European companies that are considered to be global leaders in their respective market segments as determined by the Underlying Index’s methodology. The starting universe of stocks for the Underlying Index is the STOXX Global Total Market Index, excluding real estate investment trusts. The STOXX Global Total Market Index represents at least 95% of worldwide free-float market capitalization and includes

70 | DBX ETF Trust

large, medium and small capitalization companies. The Underlying Index is reviewed annually in September with the annual review cut-off date being the last index dissemination day in August. Underlying Index rebalancings are usually conducted quarterly after the close every third Friday in March, June, September and December.

The FTSE Developed ex US Comprehensive Factor is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semi-annually in March and September after the close of business on the third Friday of the review month.

The MSCI Kokusai Index, also known as the MSCI World ex Japan Index, is designed to track the performance of equity markets in developed markets (excluding Japan). The Underlying Index is reviewed quarterly in February, May, August and November and rebalanced semi-annually in May and November. At each semi-annual rebalancing, the composition of the Underlying Index is reassessed and the large and mid-capitalization cutoff points are recalculated.

The Russell 1000 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced annually in June after the close of business on the third Friday of the review month. Upon a rebalancing, no issuer in the Underlying Index may represent more than 5% of the Underlying Index. In the event an issuer represents more than 5% of the Underlying Index at a rebalancing, such amount in excess of 5% shall be reallocated pro-rata to the other issuers in the Underlying Index.

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality, value, momentum, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semi-annually in June and December after the close of business on the third Friday of the review month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers Europe Defense Technologies ETF and Xrackers Europe Market Leaders ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF are diversified series of the Trust and may change their diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index the Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a

DBX ETF Trust | 71

component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

72 | DBX ETF Trust

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2026, remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2026, the Funds did not incur any interest or penalties.

As of August 31, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers Europe Defense Technologies ETF	$5,836	$(59,421)	$(377,559)	$(431,144)
Xtrackers Europe Market Leaders ETF	5,738	(1,933)	167,028	170,833
Xtrackers FTSE Developed ex US Multifactor ETF	662,757	(19,903,393)	12,427,090	(6,813,546)
Xtrackers MSCI Kokusai Equity ETF	1,942,339	(18,011,450)	344,491,255	328,422,144
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	196,615	(4,590,078)	11,656,932	7,263,469
Xtrackers Russell US Multifactor ETF	1,217,763	(47,634,413)	27,058,536	(19,358,114)

The tax character of dividends and distributions declared for the years ended August 31, 2026 and August 31, 2025 were as follows:

Year Ended August 31, 2026
Ordinary Income*
Xtrackers Europe Defense Technologies ETF	$ 64,250
Xtrackers Europe Market Leaders ETF	92,420
Xtrackers FTSE Developed ex US Multifactor ETF	1,947,848
Xtrackers MSCI Kokusai Equity ETF	11,179,339
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	833,950
Xtrackers Russell US Multifactor ETF	3,392,659

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Year Ended August 31, 2025
Ordinary Income*
Xtrackers FTSE Developed ex US Multifactor ETF	2,084,820
Xtrackers MSCI Kokusai Equity ETF	10,288,678
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	867,649
Xtrackers Russell US Multifactor ETF	2,658,242

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2026, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Europe Defense Technologies ETF	$59,421	$—	$59,421
Xtrackers Europe Market Leaders ETF	1,933	—	1,933
Xtrackers FTSE Developed ex US Multifactor ETF	10,416,863	9,486,530	19,903,393
Xtrackers MSCI Kokusai Equity ETF	1,410,659	16,600,791	18,011,450
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	596,102	3,993,976	4,590,078
Xtrackers Russell US Multifactor ETF	30,550,468	17,083,945	47,634,413

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended August 31, 2026, the Funds had no post-October capital losses and no late year ordinary losses.

For the fiscal year ended August 31, 2026, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers Europe Market Leaders ETF	$(30,618)	$30,618
Xtrackers FTSE Developed ex US Multifactor ETF	(1,035,915)	1,035,915
Xtrackers MSCI Kokusai Equity ETF	(6,397,973)	6,397,973
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	(12,651,719)	12,651,719
Xtrackers Russell US Multifactor ETF	(34,129,051)	34,129,051

As of August 31, 2026, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Europe Defense Technologies ETF	$4,935,485	$(377,662)	$209,793	$(587,455)
Xtrackers Europe Market Leaders ETF	4,997,617	166,846	427,374	(260,528)
Xtrackers FTSE Developed ex US Multifactor ETF	43,815,778	12,425,743	14,530,373	(2,104,630)
Xtrackers MSCI Kokusai Equity ETF	466,119,452	344,474,121	372,107,902	(27,633,781)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	66,396,794	11,656,932	15,118,846	(3,461,914)
Xtrackers Russell US Multifactor ETF	273,690,096	27,058,536	41,702,870	(14,644,334)

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These

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foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of August 31, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The adoption impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

A disaggregation of income taxes paid by jurisdiction is presented when such amounts are significant; however, income taxes paid by the Funds for the year ended August 31, 2026 were not considered significant.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Funds may lend securities to certain financial institutions. Deutsche Bank AG serves as securities lending agent for Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF and lends securities of the Funds to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2026, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of August 31, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2026, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2026
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Xtrackers MSCI Kokusai Equity ETF
Common Stocks	$118,500	$—	$—	$—	$118,500
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$118,500
Xtrackers Russell US Multifactor ETF
Common Stocks	$87,593	$—	$—	$—	$87,593
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$87,593

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As of August 31, 2026, Xtrackers Europe Defense Technologies ETF, Xtrackers Europe Market Leaders ETF, Xtrackers FTSE Developed ex US Multifactor ETF and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF had no securities on loan.

Derivatives

Futures Contracts. Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended August 31, 2026, Xtrackers Europe Defense Technologies ETF, Xtrackers Europe Market Leaders ETF, Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2026 is included in a table following the Funds’ Schedule of Investments.

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The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Europe Defense Technologies ETF
Equity contracts	Unrealized appreciation on futures contracts*	$150	Unrealized depreciation on futures contracts*	$—
	Total	$150	Total	$—

Xtrackers Europe Market Leaders ETF
Equity contracts	Unrealized appreciation on futures contracts*	$695	Unrealized depreciation on futures contracts*	$—
	Total	$695	Total	$—

Xtrackers FTSE Developed ex US Multifactor ETF
Equity contracts	Unrealized appreciation on futures contracts*	$10,971	Unrealized depreciation on futures contracts*	$—
	Total	$10,971	Total	$—

Xtrackers MSCI Kokusai Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$50,852	Unrealized depreciation on futures contracts*	$—
	Total	$50,852	Total	$—

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Equity contracts	Unrealized appreciation on futures contracts*	$8,055	Unrealized depreciation on futures contracts*	$—
	Total	$8,055	Total	$—

Xtrackers Russell US Multifactor ETF
Equity contracts	Unrealized appreciation on futures contracts*	$10,205	Unrealized depreciation on futures contracts*	$1,576
	Total	$10,205	Total	$1,576

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended August 31, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts – Equity Contracts
Xtrackers Europe Defense Technologies ETF	$500
Xtrackers Europe Market Leaders ETF	3,985
Xtrackers FTSE Developed ex US Multifactor ETF	124,690
Xtrackers MSCI Kokusai Equity ETF	433,510
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	45,695
Xtrackers Russell US Multifactor ETF	205,711

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts – Equity Contracts
Xtrackers Europe Defense Technologies ETF	$150
Xtrackers Europe Market Leaders ETF	695
Xtrackers FTSE Developed ex US Multifactor ETF	(1,689)
Xtrackers MSCI Kokusai Equity ETF	(13,084)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	(12,184)
Xtrackers Russell US Multifactor ETF	(48,156)

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For the year ended August 31, 2026 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers Europe Defense Technologies ETF	$7,201
Xtrackers Europe Market Leaders ETF	30,517
Xtrackers FTSE Developed ex US Multifactor ETF	460,988
Xtrackers MSCI Kokusai Equity ETF	3,109,502
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	282,269
Xtrackers Russell US Multifactor ETF	1,384,841

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Europe Defense Technologies ETF	0.35%
Xtrackers Europe Market Leaders ETF	0.35%
Xtrackers FTSE Developed ex US Multifactor ETF	0.24%
Xtrackers MSCI Kokusai Equity ETF	0.09%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	0.19%
Xtrackers Russell US Multifactor ETF	0.17%

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended August 31, 2026, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Europe Defense Technologies ETF	$1
Xtrackers Europe Market Leaders ETF	19
Xtrackers FTSE Developed ex US Multifactor ETF	121
Xtrackers MSCI Kokusai Equity ETF	1,554
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	239
Xtrackers Russell US Multifactor ETF	1,315

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

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ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the funds listed below. For the year ended August 31, 2026, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees
Xtrackers FTSE Developed ex US Multifactor ETF	$0
Xtrackers MSCI Kokusai Equity ETF	37
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	1
Xtrackers Russell US Multifactor ETF	104

4. Investment Portfolio Transactions

For the year ended August 31, 2026, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Europe Defense Technologies ETF	$828,760	$918,641
Xtrackers Europe Market Leaders ETF	5,699,983	718,954
Xtrackers FTSE Developed ex US Multifactor ETF	25,858,718	26,622,113
Xtrackers MSCI Kokusai Equity ETF	27,368,096	28,324,238
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	14,419,090	14,768,086
Xtrackers Russell US Multifactor ETF	95,219,596	95,510,980

For the year ended August 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Europe Defense Technologies ETF	$5,084,957	$—
Xtrackers Europe Market Leaders ETF	244,594	241,266
Xtrackers FTSE Developed ex US Multifactor ETF	—	3,538,006
Xtrackers MSCI Kokusai Equity ETF	30,562,623	11,201,614
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	27,267,560	33,670,456
Xtrackers Russell US Multifactor ETF	170,206,686	88,287,265

5. Fund Share Transactions

As of August 31, 2026, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the year ended August 31, 2026, the Advisor agreed to reimburse the Xtrackers Europe Market Leaders ETF $11,156 for trade-related transaction costs incurred in connection with the Fund’s initial capital investment. The amount reimbursed was 0.22% of the Fund’s average net assets. In addition, the Advisor agreed to reimburse the Fund $1,129 for losses incurred on trades executed incorrectly. The amount reimbursed was 0.02% of the Fund’s average net assets.

During the year ended August 31, 2026, the Advisor agreed to reimburse Xtrackers MSCI Kokusai Equity ETF $28 loss due to a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

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7. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At August 31, 2026, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers Europe Defense Technologies ETF	55%
Xtrackers Europe Market Leaders ETF	95%

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Report of Independent Registered Public Accounting Firm

To the Shareholders of Xtrackers Europe Defense Technologies ETF, Xtrackers Europe Market Leaders ETF, Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Europe Defense Technologies ETF, Xtrackers Europe Market Leaders ETF, Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF (collectively referred to as the “Funds”), (six of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting DBX ETF Trust) at August 31, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers FTSE Developed ex US Multifactor ETF Xtrackers MSCI Kokusai Equity ETF Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Xtrackers Russell US Multifactor ETF	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the five years in the period ended August 31, 2026
Xtrackers Europe Defense Technologies ETF	For the period February 19, 2026 (commencement of operations) through August 31, 2026
Xtrackers Europe Market Leaders ETF	For the period December 23, 2025 (commencement of operations) through August 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

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Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 22, 2026

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell US Multifactor ETF and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 12-13, 2026 (the “Meeting”), the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell US Multifactor ETF and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (each a “Fund,” and collectively, the “Funds”) for another annual period ending on May 31, 2027. The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the Investment Advisory Agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) for Funds with three years of performance history as of December 31, 2025, each Fund’s tracking error as compared to its underlying index over the previous five years. The Independent Trustees met with representatives of the Advisor on May 12, 2026 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the Meeting.

The Independent Trustees also noted that they had received and took into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to approve the continuation of the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fees; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

DBX ETF Trust | 83

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge, as applicable. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board noted that the advisory fees and total expenses (after waivers/reimbursements, as applicable) for Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF and Xtrackers Russell US Multifactor ETF were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group, but Xtrackers Russell 1000 US Quality at a Reasonable Price ETF had an advisory fee and/or total expenses (after waivers/reimbursements, as applicable) that were above the average and/or median of its Peer Group. The Board considered, however, that the total expenses of Xtrackers Russell 1000 US Quality at a Reasonable Price ETF were almost equivalent to the average of its Peer Group.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ operating expenses (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board

84 | DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

determined that the Funds were not profitable at this time. The Board considered whether the Advisor would benefit in other ways from its relationship with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that Xtrackers MSCI Kokusai Equity ETF and Xtrackers Russell US Multifactor ETF had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust | 85

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended August 31, 2026.

	Qualified Dividend Income*	Dividends Received Reduction*
Xtrackers Europe Defense Technologies ETF	68%	—%
Xtrackers Europe Market Leaders ETF	100%	33%
Xtrackers FTSE Developed ex US Multifactor ETF	—%	1%
Xtrackers MSCI Kokusai Equity ETF	100%	61%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	100%	100%
Xtrackers Russell US Multifactor ETF	93%	92%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers FTSE Developed ex US Multifactor ETF	$1,590,411	$162,177

86 | DBX ETF Trust

EQUITY-NCSRA

August 31, 2026

Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)

Xtrackers MSCI EAFE Selection Equity ETF (EASG)

(renamed Xtrackers Bloomberg Developed Markets ex US Equity ETF (DMXU) effective September 14, 2026)

Xtrackers MSCI Emerging Markets Select ETF (EMCS)

Xtrackers MSCI USA Climate Action Equity ETF (USCA)

Xtrackers MSCI USA Selection Equity ETF (USSG)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)

Xtrackers RREEF Global Natural Resources ETF (NRES)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust | 1

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

August 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 97.2%

Australia — 0.0%

MMG Ltd. *

(Cost $11,635)	21,391	25,199

Brazil — 2.5%

Ambev SA	29,280	84,944

Axia Energia	9,022	92,505

B3 SA — Brasil Bolsa Balcao	33,098	103,623

Banco Bradesco SA	7,429	21,753

Banco BTG Pactual S.A	7,947	83,921

Banco do Brasil SA	7,854	31,441

Banco Santander Brasil SA	2,092	11,936

BB Seguridade Participacoes SA	4,565	35,598

Bradsaude S A	3,561	9,534

Caixa Seguridade Participacoes S/A	3,770	14,073

Cia de Saneamento Basico do Estado de Sao Paulo	9,479	46,253

Companhia Paranaense de Energia	12,967	37,418

Embraer SA	2,328	42,010

Energisa SA	2,014	18,656

Engie Brasil Energia SA	2,537	14,387

Equatorial SA	5,320	37,655

Itau Unibanco Holding SA	2,649	22,017

Klabin SA	8,986	32,782

Localiza Rent a Car SA	3,783	25,608

Motiva Infraestrutura de Mobilidade SA	8,108	24,195

NU Holdings Ltd., Class A *	23,926	348,123

Porto Seguro SA	1,375	13,026

Raia Drogasil SA	9,533	36,065

Rede D’Or Sao Luiz SA, 144A	5,685	38,604

Rumo SA	10,293	29,960

StoneCo Ltd., Class A	1,787	17,334

Suzano SA	2,745	24,002

Telefonica Brasil SA	5,766	33,222

TIM SA	6,331	22,742

TOTVS SA	4,264	29,177

WEG SA	9,382	90,818

XP, Inc., Series BDR	672	12,259

XP, Inc., Class A	2,127	38,775

(Cost $1,261,401)		1,524,416

Canada — 0.1%

China Gold International Resources Corp. Ltd.

(Cost $16,775)	1,477	48,271

Chile — 0.5%

Banco de Chile	183,036	37,738

Banco de Credito e Inversiones SA	643	44,421

Banco Itau Chile SA	477	11,291

	Number of Shares	Value $

Banco Santander Chile	308,019	26,561

Cencosud SA	8,995	18,845

Cencosud Shopping SA	4,923	12,866

Empresas CMPC SA	6,338	6,822

ENEL Americas SA	145,430	13,162

Enel Chile SA	189,527	16,240

Falabella SA	8,251	54,615

Latam Airlines Group SA	1,351,413	34,913

Plaza SA	3,578	15,065

(Cost $225,283)		292,539

China — 23.1%

360 Security Technology, Inc., Class A *	8,433	11,574

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A *	2,674	7,348

3SBio, Inc., 144A *	14,586	29,993

AAC Technologies Holdings, Inc.	3,032	17,211

Accelink Technologies Co. Ltd., Class A *	399	10,685

ACM Research Shanghai, Inc., Class A *	191	8,578

Advanced Micro-Fabrication Equipment, Inc., China, Class A *	304	16,381

Agricultural Bank of China Ltd., Class A *	23,179	23,876

Agricultural Bank of China Ltd., Class H	121,814	98,594

Aier Eye Hospital Group Co. Ltd., Class A *	9,556	11,678

AIMA Technology Group Co. Ltd., Class A *	1,000	3,227

Air China Ltd., Class A *	6,300	5,467

Air China Ltd., Class H *	6,000	2,885

Akeso, Inc., 144A *	3,891	44,621

All Winner Technology Co. Ltd., Class A *	1,343	6,779

Amlogic Shanghai Co. Ltd., Class A *	481	6,980

Andon Health Co. Ltd., Class A *	812	8,503

Angel Yeast Co. Ltd., Class A *	659	4,067

Anhui Expressway Co. Ltd., Class A *	2,492	6,191

Anhui Expressway Co. Ltd., Class H	4,661	9,376

Anhui Jianghuai Automobile Group Corp. Ltd., Class A *	900	2,809

Anhui Zhongding Sealing Parts Co. Ltd., Class A *	1,700	5,408

Anjoy Foods Group Co. Ltd., Class A *	200	2,230

Anjoy Foods Group Co. Ltd., Class H	224	1,852

Anker Innovations Technology Co. Ltd., Class A *	429	8,031

See Notes to Financial Statements.

2 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

ANTA Sports Products Ltd.	8,513	84,377

Apeloa Pharmaceutical Co. Ltd., Class A *	2,180	7,035

APT Medical, Inc., Class A *	261	9,525

Asia - Potash International Investment Guangzhou Co. Ltd., Class A *	1,092	7,789

ASR Microelectronics Co. Ltd., Class A *	455	6,975

Asymchem Laboratories Tianjin Co. Ltd., Class A *	428	10,295

Asymchem Laboratories Tianjin Co. Ltd., Class H, 144A	426	6,608

Atour Lifestyle Holdings Ltd., ADR	473	16,546

Autobio Diagnostics Co. Ltd., Class A *	1,357	6,650

Autohome, Inc., ADR	729	15,994

Avary Holding Shenzhen Co. Ltd., Class A *	1,148	15,944

BAIC BluePark New Energy Technology Co. Ltd., Class A *	10,236	7,740

Baidu, Inc., Class A *	13,525	165,972

Baimtec Material Co. Ltd., Class A *	844	6,274

Bank of Beijing Co. Ltd., Class A *	12,305	9,799

Bank of Changsha Co. Ltd., Class A *	4,887	7,049

Bank of Chengdu Co. Ltd., Class A *	2,729	7,739

Bank of China Ltd., Class A *	16,366	15,859

Bank of China Ltd., Class H	255,616	192,381

Bank of Chongqing Co. Ltd., Class A *	5,263	8,766

Bank of Chongqing Co. Ltd., Class H	8,838	9,391

Bank of Communications Co. Ltd., Class A *	16,830	18,138

Bank of Communications Co. Ltd., Class H	34,096	33,925

Bank of Guiyang Co. Ltd., Class A *	6,301	5,168

Bank of Hangzhou Co. Ltd., Class A *	3,997	9,954

Bank of Jiangsu Co. Ltd., Class A *	7,385	13,290

Bank of Nanjing Co. Ltd., Class A *	6,240	10,830

Bank of Ningbo Co. Ltd., Class A *	2,731	13,870

Bank of Shanghai Co. Ltd., Class A *	7,804	11,013

Bank of Suzhou Co. Ltd., Class A *	6,726	8,901

Bank of Zhengzhou Co. Ltd., Class A *	26,708	7,037

	Number of Shares	Value $

Bank of Zhengzhou Co. Ltd., Class H, 144A *	52,000	6,003

Beijing BDStar Navigation Co. Ltd., Class A *	1,552	6,672

Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A *	7,420	3,071

Beijing Compass Technology Development Co. Ltd., Class A *	688	8,735

Beijing Easpring Material Technology Co. Ltd., Class A *	692	4,152

Beijing Enlight Media Co. Ltd., Class A *	4,491	7,801

Beijing Huafeng Test & Control Technology Co. Ltd., Class A *	138	8,136

Beijing Kingsoft Office Software, Inc., Class A *	304	11,297

Beijing Roborock Technology Co. Ltd., Class A *	342	6,490

Beijing Shiji Information Technology Co. Ltd., Class A *	6,341	7,457

Beijing Sinnet Technology Co. Ltd., Class A *	3,672	6,772

Beijing Tiantan Biological Products Corp. Ltd., Class A *	4,156	7,572

Beijing Tong Ren Tang Co. Ltd., Class A *	2,417	8,595

Beijing Ultrapower Software Co. Ltd., Class A *	5,870	7,174

Beijing United Information Technology Co. Ltd., Class A *	1,843	5,179

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A *	1,670	7,207

Beijing-Shanghai High Speed Railway Co. Ltd., Class A *	25,099	18,269

Bestechnic Shanghai Co. Ltd., Class A *	343	5,407

Bethel Automotive Safety Systems Co. Ltd., Class A *	1,789	7,475

Betta Pharmaceuticals Co. Ltd., Class A *	718	5,395

BGI Genomics Co. Ltd., Class A *	1,327	7,680

Bilibili, Inc., Class Z *	2,066	34,024

Biocytogen Pharmaceuticals Beijing Co. Ltd., Class A *	349	6,080

Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H *	1,000	7,195

Biwin Storage Technology Co. Ltd., Class A *	233	8,170

Bloomage Biotechnology Corp. Ltd., Class A *	858	4,543

Bluefocus Intelligent Communications Group Co. Ltd., Class A *	3,000	6,297

Bluestar Adisseo Co., Class A *	1,500	1,929

BOC International China Co. Ltd., Class A *	4,529	8,097

See Notes to Financial Statements.

DBX ETF Trust | 3

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

BOE Technology Group Co. Ltd., Class A *	9,774	8,744

BOE Technology Group Co. Ltd., Class B	7,100	4,619

Bohai Leasing Co. Ltd., Class A *	11,300	7,468

BTG Hotels Group Co. Ltd., Class A *	3,426	5,992

BYD Co. Ltd., Class A *	1,100	14,442

BYD Co. Ltd., Class H	13,253	147,419

By-health Co. Ltd., Class A *	4,272	6,232

Caida Securities Co. Ltd., Class A *	6,917	6,940

Caitong Securities Co. Ltd., Class A *	6,067	8,029

Cambricon Technologies Corp. Ltd., Class A *	129	21,356

Canmax Technologies Co. Ltd., Class A *	600	5,752

Capital Securities Co. Ltd., Class A *	3,755	8,865

Cathay Biotech, Inc., Class A *	889	5,576

CCOOP Group Co. Ltd., Class A *	39,476	8,873

CECEP Solar Energy Co. Ltd., Class A *	12,270	7,817

CECEP Wind-Power Corp., Class A *	13,781	6,872

CETC Cyberspace Security Technology Co. Ltd., Class A *	2,552	5,326

CGN Power Co. Ltd., Class A *	15,963	10,146

CGN Power Co. Ltd., Class H, 144A	80,864	31,307

Changchun High-Tech Industry Group Co. Ltd., Class A *	725	7,900

Changjiang Securities Co. Ltd., Class A *	6,030	8,303

Chaozhou Three-Circle Group Co. Ltd., Class A *	760	13,010

Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A *	2,200	6,641

Chengdu Xingrong Environment Co. Ltd., Class A *	6,438	7,044

Chengxin Lithium Group Co. Ltd., Class A *	1,212	5,885

Chifeng Jilong Gold Mining Group Ltd., Class A *	1,595	11,114

Chifeng Jilong Gold Mining Group Ltd., Class H	2,400	12,662

China Baoan Group Co. Ltd., Class A *	6,618	6,965

China Cinda Asset Management Co. Ltd., Class H	98,424	11,614

China CITIC Bank Corp. Ltd., Class A *	7,739	10,195

China CITIC Bank Corp. Ltd., Class H	35,290	37,612

	Number of Shares	Value $

China CITIC Financial Asset Management Co. Ltd., Class H, 144A *	159,091	12,785

China Communications Services Corp. Ltd., Class H	20,924	10,316

China Construction Bank Corp., Class A *	7,874	12,869

China Construction Bank Corp., Class H	354,710	429,853

China Eastern Airlines Corp. Ltd., Class A *	8,800	4,572

China Eastern Airlines Corp. Ltd., Class H *	8,000	2,791

China Energy Engineering Corp. Ltd., Class A *	9,600	3,558

China Energy Engineering Corp. Ltd., Class H	30,000	3,980

China Enterprise Co. Ltd., Class A *	20,838	7,041

China Everbright Bank Co. Ltd., Class A *	22,349	9,880

China Everbright Bank Co. Ltd., Class H	41,158	14,884

China Feihe Ltd., 144A	14,115	5,051

China Film Group Co. Ltd., Class A *	3,116	5,844

China First Heavy Industries Co. Ltd., Class A *	9,200	4,191

China Galaxy Securities Co. Ltd., Class A *	6,498	11,955

China Galaxy Securities Co. Ltd., Class H	28,314	28,443

China Great Wall Securities Co. Ltd., Class A *	5,607	6,785

China Greatwall Technology Group Co. Ltd., Class A *	3,409	7,404

China Hongqiao Group Ltd.	6,500	18,921

China International Capital Corp. Ltd., Class A *	2,385	12,330

China International Capital Corp. Ltd., Class H, 144A	12,000	34,503

China Jushi Co. Ltd., Class A *	1,300	8,501

China Life Insurance Co. Ltd., Class A *	1,593	9,129

China Life Insurance Co. Ltd., Class H	26,603	102,824

China Literature Ltd., 144A *	3,949	10,820

China Merchants Bank Co. Ltd., Class A *	5,628	33,611

China Merchants Bank Co. Ltd., Class H	14,985	97,392

China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A *	5,542	8,101

China Merchants Securities Co. Ltd., Class A *	5,481	15,265

China Merchants Securities Co. Ltd., Class H, 144A	5,608	11,403

See Notes to Financial Statements.

4 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A *	8,352	8,118

China Minsheng Banking Corp. Ltd., Class A *	20,736	10,896

China Minsheng Banking Corp. Ltd., Class H	34,968	15,523

China National Nuclear Power Co. Ltd., Class A *	9,568	12,661

China National Software & Service Co. Ltd., Class A *	1,859	9,375

China Nonferrous Mining Corp. Ltd.	6,000	12,675

China Northern Rare Earth Group High-Tech Co. Ltd., Class A *	1,200	7,256

China Pacific Insurance Group Co. Ltd., Class A *	2,465	11,742

China Pacific Insurance Group Co. Ltd., Class H	10,020	38,626

China Railway Construction Heavy Industry Corp. Ltd., Class A *	8,396	5,049

China Railway Group Ltd., Class H	8,000	3,516

China Railway Signal & Communication Corp. Ltd., Class A *	14,939	11,030

China Railway Signal & Communication Corp. Ltd., Class H, 144A	2,937	1,201

China Rare Earth Resources And Technology Co. Ltd., Class A *	1,099	10,152

China Reinsurance Group Corp., Class H	57,105	9,106

China Resources Beverage Holdings Co. Ltd.	5,800	5,442

China Resources Double Crane Pharmaceutical Co. Ltd., Class A *	2,320	5,553

China Resources Microelectronics Ltd., Class A *	518	4,734

China Resources Mixc Lifestyle Services Ltd., 144A	4,794	23,911

China Resources Pharmaceutical Group Ltd., 144A	15,700	8,952

China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A *	2,425	8,844

China Science Publishing & Media Ltd., Class A *	2,446	8,047

China South Publishing & Media Group Co. Ltd., Class A *	3,717	5,550

China Southern Airlines Co. Ltd., Class A *	4,700	3,505

China Southern Airlines Co. Ltd., Class H *	8,000	3,174

	Number of Shares	Value $

China Southern Power Grid Energy Storage Co. Ltd., Class A *	3,744	7,117

China State Construction Engineering Corp. Ltd., Class A *	8,600	5,543

China Three Gorges Renewables Group Co. Ltd., Class A *	24,462	13,509

China Tourism Group Duty Free Corp. Ltd., Class A *	1,273	9,944

China Tourism Group Duty Free Corp. Ltd., Class H, 144A	1,368	8,432

China Tower Corp. Ltd., Class H, 144A	20,303	23,620

China Tungsten And Hightech Materials Co. Ltd., Class A *	1,100	10,774

China United Network Communications Ltd., Class A *	18,582	11,894

China Vanke Co. Ltd., Class A *	19,717	9,216

China Vanke Co. Ltd., Class H *	23,143	7,085

China World Trade Center Co. Ltd., Class A *	1,852	5,208

China Yangtze Power Co. Ltd., Class A *	12,344	51,614

China Zhenhua Group Science & Technology Co. Ltd., Class A *	728	4,484

China Zheshang Bank Co. Ltd., Class A *	26,451	11,418

China Zheshang Bank Co. Ltd., Class H	16,689	5,045

Chinalin Securities Co. Ltd., Class A *	3,775	8,193

Chongqing Afari Technology Co. Ltd., Class A *	5,400	6,680

Chongqing Rural Commercial Bank Co. Ltd., Class A *	7,083	7,169

Chongqing Rural Commercial Bank Co. Ltd., Class H	12,396	10,341

Chongqing Water Group Co. Ltd., Class A *	8,366	5,143

Chongqing Zhifei Biological Products Co. Ltd., Class A *	4,392	8,930

Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	1,200	4,576

CICT Mobile Communication Technology Co. Ltd., Class A *	2,469	5,068

CIG Shanghai Co. Ltd., Class A *	200	5,585

CIG Shanghai Co. Ltd., Class H	750	9,615

CITIC Securities Co. Ltd., Class A *	4,237	17,533

CITIC Securities Co. Ltd., Class H	4,048	14,128

CMOC Group Ltd., Class A *	4,792	13,596

CMOC Group Ltd., Class H	12,418	26,692

CNPC Capital Co. Ltd., Class A *	8,865	9,633

Contemporary Amperex Technology Co. Ltd., Class A *	1,766	95,569

See Notes to Financial Statements.

DBX ETF Trust | 5

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Contemporary Amperex Technology Co. Ltd., Class H	1,205	92,151

COSCO SHIPPING Development Co. Ltd., Class A *	15,800	5,715

COSCO SHIPPING Development Co. Ltd., Class H	37,732	4,476

COSCO SHIPPING Holdings Co. Ltd., Class A *	2,000	5,061

COSCO SHIPPING Holdings Co. Ltd., Class H	6,064	13,320

Country Garden Services Holdings Co. Ltd.	18,839	13,277

CRRC Corp. Ltd., Class H	7,000	4,768

CSC Financial Co. Ltd., Class A *	2,589	9,866

CSC Financial Co. Ltd., Class H, 144A	9,626	14,944

CSPC Innovation Pharmaceutical Co. Ltd., Class A *	1,352	8,895

Dajin Heavy Industry Co. Ltd., Class A *	800	4,198

Dajin Heavy Industry Co. Ltd., Class H *	800	3,039

DaShenLin Pharmaceutical Group Co. Ltd., Class A *	2,102	5,773

Delton Technology Guangzhou, Inc., Class A *	200	4,845

Delton Technology Guangzhou, Inc., Class H	400	6,654

DHC Software Co. Ltd., Class A *	7,049	7,408

Do-Fluoride New Materials Co. Ltd., Class A *	1,100	5,972

Dong-E-E-Jiao Co. Ltd., Class A *	1,127	7,984

Dongguan Yiheda Automation Co. Ltd., Class A *	1,100	4,277

Dongxing Securities Co. Ltd., Class A *	3,993	8,363

Dosilicon Co. Ltd., Class A *	400	7,135

Duality Biotherapeutics, Inc. *	364	8,558

East Buy Holding Ltd., 144A *	4,500	14,087

East Money Information Co. Ltd., Class A *	7,834	22,611

Eastern Air Logistics Co. Ltd., Class A *	2,300	6,519

Eastroc Beverage Group Co. Ltd., Class A *	611	10,912

Eastroc Beverage Group Co. Ltd., Class H	400	5,562

Easyhome New Retail Group Co. Ltd., Class A *	19,425	6,593

Ecovacs Robotics Co. Ltd., Class A *	773	6,060

Empyrean Technology Co. Ltd., Class A *	518	7,688

Eoptolink Technology, Inc. Ltd., Class A *	324	19,382

Espressif Systems Shanghai Co. Ltd., Class A *	443	8,288

	Number of Shares	Value $

Estun Automation Co. Ltd., Class A *	1,100	5,184

Estun Automation Co. Ltd., Class H *	2,000	4,375

Everbright Securities Co. Ltd., Class A *	4,344	9,518

Everbright Securities Co. Ltd., Class H, 144A	8,508	8,275

Everdisplay Optronics Shanghai Co. Ltd., Class A *	19,163	6,418

Fangda Carbon New Material Co. Ltd., Class A *	8,430	6,626

First Capital Securities Co. Ltd., Class A *	7,751	7,638

Focus Media Information Technology Co. Ltd., Class A *	12,435	9,199

Foshan Haitian Flavouring & Food Co. Ltd., Class A *	2,048	10,252

Foshan Haitian Flavouring & Food Co. Ltd., Class H	1,800	6,461

Founder Securities Co. Ltd., Class A *	11,933	12,221

Founder Technology Group Corp., Class A *	4,200	7,996

Foxconn Industrial Internet Co. Ltd., Class A *	4,520	43,626

Full Truck Alliance Co. Ltd., ADR	3,444	29,171

Fuyao Glass Industry Group Co. Ltd., Class A *	1,209	10,184

Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,380	23,692

GalaxyCore, Inc., Class A *	1,764	3,981

Gan & Lee Pharmaceuticals Co. Ltd., Class A *	844	8,660

Ganfeng Lithium Group Co. Ltd., Class A *	900	7,220

Ganfeng Lithium Group Co. Ltd., Class H, 144A	2,608	13,620

G-bits Network Technology Xiamen Co. Ltd., Class A *	92	5,252

GDS Holdings Ltd., Class A *	6,791	27,894

GEM Co. Ltd., Class A *	2,700	2,624

Genscript Biotech Corp. *	8,451	36,524

Geovis Technology Co. Ltd., Class A *	1,451	6,989

GF Securities Co. Ltd., Class A *	4,013	13,034

GF Securities Co. Ltd., Class H	9,889	23,438

Giant Biogene Holding Co. Ltd., 144A	3,444	11,317

Giant Network Group Co. Ltd., Class A *	1,783	7,285

GigaDevice Semiconductor, Inc., Class A *	197	11,906

GigaDevice Semiconductor, Inc., Class H	200	12,404

Ginlong Technologies Co. Ltd., Class A *	486	4,472

See Notes to Financial Statements.

6 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Glarun Technology Co. Ltd., Class A *	2,368	10,677

Glodon Co. Ltd., Class A *	5,027	6,727

GoerTek, Inc., Class A *	1,680	6,064

Goldwind Science & Technology Co. Ltd., Class A *	2,912	7,950

Goldwind Science & Technology Co. Ltd., Class H	8,019	9,748

Gree Electric Appliances, Inc. of Zhuhai, Class A *	1,000	5,798

Green Development Electricity Group of Tianjin Co. Ltd., Class A *	6,559	7,283

Greenland Holdings Corp. Ltd., Class A *	30,519	5,997

Greentown China Holdings Ltd. *	11,799	9,422

GRG Banking Equipment Co. Ltd., Class A *	4,445	6,431

Grinm Advanced Materials Co. Ltd., Class A *	800	6,159

Guangdong Dtech Technology Co. Ltd., Class A *	100	6,250

Guangdong HEC Technology Holding Co. Ltd., Class A *	1,600	7,893

Guangdong Hongda Holdings Group Co. Ltd., Class A *	1,300	5,954

Guangdong Provincial Expressway Development Co. Ltd., Class A *	3,297	6,493

Guangshen Railway Co. Ltd., Class A *	12,700	5,747

Guangshen Railway Co. Ltd., Class H	10,000	3,119

Guangzhou Baiyun International Airport Co. Ltd., Class A *	7,151	8,186

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A *	1,700	5,167

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	3,417	6,054

Guangzhou Haige Communications Group, Inc. Co., Class A *	4,024	6,110

Guangzhou Port Co. Ltd., Class A *	14,485	6,663

Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A *	802	5,724

Guangzhou Tinci Materials Technology Co. Ltd., Class A *	1,400	7,594

Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A *	7,238	8,253

Guming Holdings Ltd.	4,366	14,536

Guocheng Mining Co. Ltd., Class A *	1,384	6,551

Guolian Minsheng Securities Co. Ltd., Class A *	6,098	8,060

	Number of Shares	Value $

Guolian Minsheng Securities Co. Ltd., Class H	16,031	7,812

Guosen Securities Co. Ltd., Class A *	7,202	10,988

Guotai Haitong Securities Co. Ltd. *	7,540	20,135

Guotai Haitong Securities Co. Ltd., Class H, 144A	15,950	30,926

Guoyuan Securities Co. Ltd., Class A *	9,376	10,761

H World Group Ltd., ADR	806	38,140

Haidilao International Holding Ltd., 144A	9,546	14,296

Haier Smart Home Co. Ltd., Class A *	1,700	5,360

Haier Smart Home Co. Ltd., Class H	8,759	24,089

Hainan Airlines Holding Co. Ltd., Class A *	21,600	4,180

Hainan Airport Infrastructure Co. Ltd., Class A *	18,142	7,453

Haisco Pharmaceutical Group Co. Ltd., Class A *	816	8,115

Haitian International Holdings Ltd.	3,342	7,721

Hangzhou Binjiang Real Estate Group Co. Ltd., Class A *	5,744	7,233

Hangzhou Chang Chuan Technology Co. Ltd., Class A *	316	13,125

Hangzhou First Applied Material Co. Ltd., Class A *	2,796	6,359

Hangzhou GreatStar Industrial Co. Ltd. *	1,363	6,129

Hangzhou Lion Microelectronics Co. Ltd., Class A *	916	5,963

Hangzhou Oxygen Plant Group Co. Ltd., Class A *	1,000	4,091

Hangzhou Robam Appliances Co. Ltd., Class A *	1,900	4,497

Hangzhou Silan Microelectronics Co. Ltd., Class A *	1,260	6,407

Hangzhou Tigermed Consulting Co. Ltd., Class A *	955	7,504

Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	2,058	10,805

Han’s Laser Technology Industry Group Co. Ltd., Class A *	500	7,173

Hansoh Pharmaceutical Group Co. Ltd., 144A	11,140	50,220

Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A *	2,200	7,745

Hebei Sinopack Electronic Technology Co. Ltd., Class A *	404	7,667

Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A *	1,113	7,097

Hefei Meiya Optoelectronic Technology, Inc., Class A *	2,896	6,936

See Notes to Financial Statements.

DBX ETF Trust | 7

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Heilongjiang Agriculture Co. Ltd., Class A *	3,131	6,012

Hengan International Group Co. Ltd.	3,376	9,517

Hengdian Group DMEGC Magnetics Co. Ltd., Class A *	1,400	4,418

Hengtong Optic-electric Co. Ltd., Class A *	700	7,021

Hesai Group, ADR *	1,000	16,120

Hgtech Co. Ltd., Class A *	393	6,128

Hithink RoyalFlush Information Network Co. Ltd., Class A *	508	17,332

HLA Group Corp. Ltd., Class A *	5,860	5,190

Hongta Securities Co. Ltd., Class A *	9,324	9,618

Horizon Robotics *	57,514	34,629

Hua Hong Grace Semiconductor Ltd., Class A *	182	6,935

Hua Hong Grace Semiconductor Ltd., Class H, 144A *	2,774	43,525

Huaan Securities Co. Ltd., Class A *	6,080	7,530

Huadong Medicine Co. Ltd., Class A *	1,677	6,805

Huafon Chemical Co. Ltd., Class A *	2,300	4,067

Hualan Biological Engineering, Inc., Class A *	4,384	8,536

Huali Industrial Group Co. Ltd., Class A *	1,091	5,416

Huaneng Lancang River Hydropower, Inc., Class A *	6,758	9,607

Huaqin Co. Ltd., Class A *	760	9,231

Huatai Securities Co. Ltd., Class A *	5,452	15,760

Huatai Securities Co. Ltd., Class H, 144A	11,032	24,866

Huaxi Securities Co. Ltd., Class A *	5,148	6,598

Huaxia Bank Co. Ltd., Class A *	9,538	8,845

Huaxia Eye Hospital Group Co. Ltd., Class A *	3,148	7,076

Huayu Automotive Systems Co. Ltd., Class A *	2,000	4,600

Hubei Dinglong Co. Ltd., Class A *	696	7,534

Hubei Feilihua Quartz Glass Co. Ltd., Class A *	424	6,027

Hubei Jumpcan Pharmaceutical Co. Ltd., Class A *	900	3,467

Hubei Xingfa Chemicals Group Co. Ltd., Class A *	800	3,719

Huishang Bank Corp. Ltd., Class H	15,419	9,687

Huizhou Desay Sv Automotive Co. Ltd., Class A *	642	8,434

	Number of Shares	Value $

Hunan Yuneng New Energy Battery Material Co. Ltd., Class A *	600	5,537

Hundsun Technologies, Inc., Class A *	2,743	8,983

Hwatsing Technology Co. Ltd., Class A *	245	9,505

Hygon Information Technology Co. Ltd., Class A *	982	37,114

Hytera Communications Corp. Ltd., Class A *	5,409	6,852

IEIT Systems Co. Ltd., Class A *	748	9,484

Iflytek Co. Ltd., Class A *	2,060	12,358

IKD Co. Ltd., Class A *	3,200	6,421

Imeik Technology Development Co. Ltd., Class A *	605	8,358

Industrial & Commercial Bank of China Ltd., Class A *	18,969	22,787

Industrial & Commercial Bank of China Ltd., Class H	257,944	249,083

Industrial Bank Co. Ltd., Class A *	6,924	18,078

Industrial Securities Co. Ltd., Class A *	8,097	7,135

INESA Intelligent Tech, Inc., Class A *	2,584	7,220

Ingenic Semiconductor Co. Ltd., Class A *	203	4,229

Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A *	1,800	10,677

Inner Mongolia Yili Industrial Group Co. Ltd., Class A *	2,041	8,051

InnoCare Pharma Ltd., Class A *	1,689	7,113

InnoCare Pharma Ltd., Class H, 144A *	8,000	14,563

InnoScience Suzhou Technology Holding Co. Ltd., Class H *	3,411	19,885

Innovation New Material Technology Co. Ltd., Class A *	12,720	7,100

Innovent Biologics, Inc., 144A *	12,479	165,234

Isoftstone Information Technology Group Co. Ltd., Class A *	1,383	7,778

J&T Global Express Ltd. *	21,905	27,160

Jafron Biomedical Co. Ltd., Class A *	2,155	5,059

Jason Furniture Hangzhou Co. Ltd., Class A *	1,300	4,569

JCET Group Co. Ltd., Class A *	600	6,765

JCHX Mining Management Co. Ltd., Class A *	700	8,515

JD Health International, Inc., 144A *	7,442	34,650

JD Logistics, Inc., 144A *	7,243	10,182

JD.com, Inc., Class A	9,155	131,031

See Notes to Financial Statements.

8 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A *	4,801	4,424

Jiangsu Etern Co. Ltd., Class A *	1,300	7,795

Jiangsu Financial Leasing Co. Ltd., Class A *	8,662	8,432

Jiangsu Hengli Hydraulic Co. Ltd., Class A *	544	8,300

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A *	3,252	22,301

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H	1,837	10,793

Jiangsu Hoperun Software Co. Ltd., Class A *	1,452	7,818

Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A *	2,325	7,624

Jiangsu Pacific Quartz Co. Ltd., Class A *	874	6,648

Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A *	5,531	7,105

Jiangsu Xinquan Automotive Trim Co. Ltd., Class A *	1,100	6,482

Jiangsu Yoke Technology Co. Ltd., Class A *	304	6,442

Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A *	2,032	7,858

Jiangxi Copper Co. Ltd., Class H	1,000	4,773

Jiangxi Zhengbang Technology Co. Ltd., Class A *	9,100	4,091

Jinduicheng Molybdenum Co. Ltd., Class A *	1,916	6,451

JL Mag Rare-Earth Co. Ltd., Class A *	900	3,614

Joincare Pharmaceutical Group Industry Co. Ltd., Class A *	3,381	4,635

Joinn Laboratories China Co. Ltd., Class A *	1,300	8,992

Joinn Laboratories China Co. Ltd., Class H, 144A	2,767	8,634

Jointown Pharmaceutical Group Co. Ltd., Class A *	4,500	3,242

Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A *	545	1,486

Juneyao Airlines Co. Ltd., Class A *	3,000	4,515

J-Yuan Trust Co. Ltd., Class A *	21,822	8,088

Kangmei Pharmaceutical Co. Ltd., Class A *	28,792	5,914

Kanzhun Ltd., ADR	2,455	42,619

KE Holdings, Inc., ADR	1,091	18,754

KE Holdings, Inc., Class A	10,231	60,608

Kingdee International Software Group Co. Ltd. *	24,376	26,928

	Number of Shares	Value $

Kingnet Network Co. Ltd., Class A *	3,009	7,690

Kingsoft Cloud Holdings Ltd. *	27,152	19,344

Kingsoft Corp. Ltd.	8,076	25,611

Kuaishou Technology, 144A	19,219	82,325

Kuang-Chi Technologies Co. Ltd., Class A *	1,833	7,798

Kunlun Tech Co. Ltd., Class A *	1,346	8,814

L&K Engineering Suzhou Co. Ltd., Class A *	200	4,921

Laopu Gold Co. Ltd., Class H	375	19,029

LB Group Co. Ltd., Class A *	1,900	4,585

Legend Holdings Corp., Class H, 144A	1,800	4,172

Lenovo Group Ltd.	31,846	122,033

Lens Technology Co. Ltd., Class H	65	207

Leo Group Co. Ltd., Class A *	6,300	4,454

Lepu Medical Technology Beijing Co. Ltd., Class A *	3,734	6,625

Levima Advanced Materials Corp., Class A *	1,500	4,492

Li Auto, Inc., Class A *	7,931	48,379

Li Ning Co. Ltd.	10,666	18,545

Liaoning Port Co. Ltd., Class A *	30,757	6,639

Livzon Pharmaceutical Group, Inc., Class A *	1,730	6,801

Livzon Pharmaceutical Group, Inc., Class H	1,779	4,511

Longfor Group Holdings Ltd., 144A	14,779	11,896

LONGi Green Energy Technology Co. Ltd., Class A *	2,100	3,773

Loongson Technology Corp. Ltd., Class A *	344	5,530

Luxshare Precision Industry Co. Ltd., Class A *	2,156	18,492

Mango Excellent Media Co. Ltd., Class A *	3,111	7,863

Mao Geping Cosmetics Co. Ltd., Class H	1,572	9,882

Maxscend Microelectronics Co. Ltd., Class A *	626	7,360

Meinian Onehealth Healthcare Holdings Co. Ltd., Class A *	8,145	5,650

Meitu, Inc., 144A *	30,981	18,733

Meituan, Class B, 144A *	34,419	346,416

Metallurgical Corp. of China Ltd., Class A *	11,800	4,497

Metallurgical Corp. of China Ltd., Class H *	14,000	2,447

MGI Tech Co. Ltd., Class A *	888	8,277

Midea Group Co. Ltd., Class A *	800	10,447

Midea Group Co. Ltd., Class H	1,600	20,696

Ming Yang Smart Energy Group Ltd., Class A *	3,776	5,975

See Notes to Financial Statements.

DBX ETF Trust | 9

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

MINISO Group Holding Ltd.	4,355	10,316

Minmetals Capital Co. Ltd., Class A *	10,234	7,663

Mixue Group, Class H *	354	9,474

Montage Technology Co. Ltd., Class A *	448	13,667

Montage Technology Co. Ltd., Class H	300	10,294

Muyuan Foods Group Co. Ltd., Class A *	1,625	10,234

Muyuan Foods Group Co. Ltd., Class H	1,200	5,440

Nanjing Securities Co. Ltd., Class A *	7,793	7,888

NARI Technology Co. Ltd., Class A *	2,801	9,577

National Silicon Industry Group Co. Ltd., Class A *	1,645	6,048

NAURA Technology Group Co. Ltd., Class A *	242	25,208

NavInfo Co. Ltd., Class A *	7,685	7,310

NetEase, Inc.	11,153	273,728

New China Life Insurance Co. Ltd., Class A *	996	8,913

New China Life Insurance Co. Ltd., Class H	4,317	25,552

New Oriental Education & Technology Group, Inc.	9,691	56,124

Newland Digital Technology Co. Ltd., Class A *	2,680	8,174

Nexchip Semiconductor Corp., Class A *	781	4,507

Ningbo Deye Technology Co. Ltd., Class A *	892	11,690

Ningbo Joyson Electronic Corp., Class A *	1,580	4,506

Ningbo Joyson Electronic Corp.., Class H	4,374	6,751

Ningbo Orient Wires & Cables Co. Ltd., Class A *	800	4,029

Ningbo Shanshan Co. Ltd., Class A *	3,202	5,681

Ningbo Tuopu Group Co. Ltd., Class A *	809	5,639

Ningbo Zhoushan Port Co. Ltd., Class A *	12,362	6,330

NIO, Inc., ADR *	245	1,036

NIO, Inc., Class A *	11,818	50,020

Nongfu Spring Co. Ltd., Class H, 144A	12,322	67,620

OFILM Group Co. Ltd., Class A *	3,310	3,799

OmniVision Integrated Circuits Group, Inc. *	702	8,701

OmniVision Integrated Circuits Group, Inc., Class H	500	4,627

Onewo, Inc., Class H	2,828	6,901

Oppein Home Group, Inc., Class A *	955	4,550

	Number of Shares	Value $

Orient Securities Co. Ltd., Class A *	8,117	11,104

Orient Securities Co. Ltd., Class H, 144A	15,811	11,688

Oriental Pearl Group Co. Ltd., Class A *	6,956	8,822

Pacific Securities Co. Ltd., Class A *	11,902	6,343

Pantum Technology Co. Ltd., Class A *	2,223	5,675

People.cn Co. Ltd., Class A *	3,141	8,037

People’s Insurance Co. Group of China Ltd., Class A *	6,900	7,652

People’s Insurance Co. Group of China Ltd., Class H	35,624	25,993

Perfect World Co. Ltd., Class A *	3,400	5,537

Phancy Group Co. Ltd., Class H *	3,390	12,117

Pharmaron Beijing Co. Ltd., Class A *	1,855	11,956

Pharmaron Beijing Co. Ltd., Class H, 144A	4,348	15,519

PICC Property & Casualty Co. Ltd., Class H	27,453	59,674

Ping An Bank Co. Ltd., Class A *	8,819	15,385

Ping An Healthcare and Technology Co. Ltd., 144A *	9,049	7,405

Ping An Insurance Group Co. of China Ltd., Class A *	4,695	39,011

Ping An Insurance Group Co. of China Ltd., Class H	40,946	295,370

Piotech, Inc., Class A *	112	11,301

Poly Developments and Holdings Group Co. Ltd., Class A *	11,272	8,339

Pony AI, Inc., ADR *	2,061	14,613

Pop Mart International Group Ltd., 144A	4,121	82,059

Postal Savings Bank of China Co. Ltd., Class A *	10,672	8,356

Postal Savings Bank of China Co. Ltd., Class H, 144A	36,108	24,412

Power Construction Corp. of China Ltd., Class A *	9,500	6,519

Proya Cosmetics Co. Ltd., Class A *	600	5,388

Qi An Xin Technology Group, Inc., Class A *	1,840	7,351

Qingdao Sentury Tire Co. Ltd., Class A *	2,100	4,417

Qinghai Salt Lake Industry Co. Ltd., Class A *	2,140	8,980

QuantumCTek Co. Ltd., Class A *	130	7,401

Quzhou Xin’an Development Co. Ltd., Class A *	13,545	5,887

Range Intelligent Computing Technology Group Co. Ltd., Class A *	1,140	11,237

See Notes to Financial Statements.

10 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Raytron Technology Co. Ltd., Class A *	384	10,575

Remegen Co. Ltd., Class A *	396	7,178

Remegen Co. Ltd., Class H, 144A *	1,666	17,150

RoboTechnik Intelligent Technology Co. Ltd., Class A *	200	16,962

Rockchip Electronics Co. Ltd., Class A *	318	9,211

Ruijie Networks Co. Ltd., Class A *	515	9,761

Ruyi Film Entertainment Co. Ltd., Class A *	4,924	6,289

Sanan Optoelectronics Co. Ltd., Class A *	2,692	5,245

Sangfor Technologies, Inc., Class A *	494	9,887

SDIC Capital Co. Ltd., Class A *	11,588	11,246

Sealand Securities Co. Ltd., Class A *	13,508	7,721

SenseTime Group, Inc., Class B, 144A *	241,062	44,281

Seres Group Co. Ltd., Class A *	1,102	8,136

Seres Group Co. Ltd., Class H	993	5,001

SG Micro Corp., Class A *	408	6,923

Shandong Gold Mining Co. Ltd., Class A *	2,310	13,015

Shandong Gold Mining Co. Ltd., Class H, 144A	3,672	12,750

Shandong Himile Mechanical Science & Technology Co. Ltd., Class A *	75	490

Shandong Hi-speed Co. Ltd., Class A *	3,873	5,938

Shandong Hongqiao Aluminum Industry Holding Co. Ltd., Class A *	3,200	8,641

Shandong Publishing & Media Co. Ltd., Class A *	5,140	5,310

Shandong Sinocera Functional Material Co. Ltd., Class A *	737	7,676

Shandong Weifang Rainbow Chemical Co. Ltd., Class A *	500	4,248

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	17,907	7,344

Shanghai Aiko Solar Energy Co. Ltd., Class A *	4,298	7,383

Shanghai Allist Pharmaceuticals Co. Ltd., Class A *	501	8,306

Shanghai Baosight Software Co. Ltd., Class A *	2,004	5,265

Shanghai Baosight Software Co. Ltd., Class B	5,345	4,586

Shanghai Belling Co. Ltd., Class A *	1,488	5,145

Shanghai Biren Technology Co. Ltd., Class H *	2,600	15,462

	Number of Shares	Value $

Shanghai BOCHU Electronic Technology Corp. Ltd., Class A *	383	5,644

Shanghai Electric Group Co. Ltd., Class A *	2,100	2,079

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A *	3,000	9,985

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	5,701	11,628

Shanghai Fudan Microelectronics Group Co. Ltd., Class A *	565	4,838

Shanghai Fudan Microelectronics Group Co. Ltd., Class H	2,545	9,019

Shanghai Henlius Biotech, Inc., Class H, 144A *	1,208	10,170

Shanghai International Airport Co. Ltd., Class A *	2,402	8,342

Shanghai International Port Group Co. Ltd., Class A *	9,665	7,567

Shanghai Jinjiang International Hotels Co. Ltd., Class A *	2,223	6,340

Shanghai Junshi Biosciences Co. Ltd., Class A *	1,450	7,118

Shanghai Junshi Biosciences Co. Ltd., Class H, 144A *	3,851	8,720

Shanghai Lingang Holdings Corp. Ltd., Class A *	5,920	7,490

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A *	6,397	8,713

Shanghai M&G Stationery, Inc., Class A *	1,131	3,909

Shanghai MicroPort MedBot Group Co. Ltd., Class H *	5,167	13,960

Shanghai Moons’ Electric Co. Ltd., Class A *	853	6,487

Shanghai Pharmaceuticals Holding Co. Ltd., Class A *	1,600	3,870

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,852	7,031

Shanghai Pudong Development Bank Co. Ltd., Class A *	11,321	15,436

Shanghai Putailai New Energy Technology Group Co. Ltd. *	2,068	7,240

Shanghai RAAS Blood Products Co. Ltd., Class A *	11,379	8,249

Shanghai Rural Commercial Bank Co. Ltd., Class A *	6,542	8,667

Shanghai Stonehill Technology Co. Ltd., Class A *	8,300	7,981

Shanghai Tunnel Engineering Co. Ltd., Class A *	3,000	2,461

Shanghai United Imaging Healthcare Co. Ltd., Class A *	722	11,231

Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A *	8,997	6,080

See Notes to Financial Statements.

DBX ETF Trust | 11

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A *	1,955	8,806

Shanghai Zhonggu Logistics Co. Ltd., Class A *	4,696	8,954

Shanjin International Gold Co. Ltd., Class A *	2,366	9,280

Shannon Semiconductor Technology Co. Ltd., Class A *	300	7,949

Shanxi Securities Co. Ltd., Class A *	7,267	5,885

Sharetronic Data Technology Co. Ltd., Class A *	304	11,933

Shenghe Resources Holding Co. Ltd., Class A *	1,700	5,886

Shengyi Electronics Co. Ltd., Class A *	571	10,954

Shengyi Technology Co. Ltd., Class A *	810	18,496

Shennan Circuits Co. Ltd., Class A *	195	10,713

Shenwan Hongyuan Group Co. Ltd., Class A *	18,477	12,569

Shenwan Hongyuan Group Co. Ltd., Class H, 144A	27,603	9,014

Shenyang Xingqi Pharmaceutical Co. Ltd., Class A *	1,231	7,011

Shenzhen Capchem Technology Co. Ltd., Class A *	600	5,859

Shenzhen Envicool Technology Co. Ltd., Class A *	1,000	10,153

Shenzhen Everwin Precision Technology Co. Ltd., Class A *	1,100	4,053

Shenzhen Expressway Corp. Ltd., Class A *	3,610	4,439

Shenzhen Fastprint Circuit Tech Co. Ltd., Class A *	1,485	7,960

Shenzhen Goodix Technology Co. Ltd., Class A *	632	4,874

Shenzhen Han’s CNC Technology Co. Ltd., Class H	400	5,817

Shenzhen Han’s CNC Technology Co. Ltd., Class A *	160	6,669

Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A *	4,751	7,100

Shenzhen Huaqiang Industry Co. Ltd., Class A *	1,484	5,423

Shenzhen Infogem Technologies Co. Ltd., Class A *	1,652	7,916

Shenzhen Inovance Technology Co. Ltd., Class A *	1,049	9,661

Shenzhen Kaifa Technology Co. Ltd., Class A *	814	4,573

Shenzhen Kangtai Biological Products Co. Ltd., Class A *	4,047	7,645

Shenzhen Kinwong Electronic Co. Ltd., Class A *	900	12,927

	Number of Shares	Value $

Shenzhen Longsys Electronics Co. Ltd., Class A *	182	10,342

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A *	745	18,337

Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A *	1,044	7,759

Shenzhen Overseas Chinese Town Co. Ltd., Class A *	22,184	5,977

Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A *	1,718	8,160

Shenzhen SC New Energy Technology Corp., Class A *	655	5,498

Shenzhen Sunlord Electronics Co. Ltd., Class A *	850	6,333

Shenzhen Sunway Communication Co. Ltd., Class A *	780	7,107

Shenzhen Techwinsemi Technology Co. Ltd., Class A *	100	6,497

Shenzhen Transsion Holdings Co. Ltd., Class A *	712	6,057

Shenzhen YUTO Packaging Technology Co. Ltd., Class A *	700	2,790

Shenzhou International Group Holdings Ltd.	5,762	25,799

Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A *	3,275	7,766

Siasun Robot & Automation Co. Ltd., Class A *	2,800	6,043

SICC Co. Ltd., Class A *	471	7,531

SICC Co. Ltd., Class H *	700	5,871

Sichuan Biokin Pharmaceutical Co. Ltd., Class A *	198	7,865

Sichuan Chuantou Energy Co. Ltd., Class A *	5,156	11,934

Sichuan Hebang Biotechnology Co. Ltd., Class A *	14,500	5,137

Sichuan Kelun Pharmaceutical Co. Ltd., Class A *	900	5,436

Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H *	367	23,277

Sichuan New Energy Power Co. Ltd., Class A *	3,600	6,731

Sichuan Road & Bridge Group Co. Ltd., Class A *	4,100	5,529

Sichuan Swellfun Co. Ltd., Class A *	1,600	6,404

Sichuan Yahua Industrial Group Co. Ltd., Class A *	1,700	4,854

Silergy Corp.	1,538	20,000

Sinocelltech Group Ltd., Class A *	1,218	6,358

Sinolink Securities Co. Ltd., Class A *	5,410	7,006

See Notes to Financial Statements.

12 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Sinoma Science & Technology Co. Ltd., Class A *	800	6,353

Sinomach Heavy Equipment Group Co. Ltd., Class A *	8,100	3,846

Sinomine Resource Group Co. Ltd., Class A *	992	7,965

Sinopharm Group Co. Ltd., Class H	5,565	11,003

Sinotrans Ltd., Class H	5,000	3,093

Skshu Paint Co. Ltd., Class A *	1,592	5,936

Skyverse Technology Co. Ltd., Class A *	213	11,604

Smartsens Technology Shanghai Co. Ltd., Class A *	469	6,932

Smoore International Holdings Ltd., 144A	17,317	23,239

Songcheng Performance Development Co. Ltd., Class A *	7,318	6,438

SooChow Securities Co. Ltd., Class A *	6,707	8,486

Southwest Securities Co. Ltd., Class A *	10,972	6,745

Spring Airlines Co. Ltd., Class A *	759	4,924

StarPower Semiconductor Ltd., Class A *	439	5,960

State Grid Information & Communication Co. Ltd., Class A *	2,944	6,464

State Grid Yingda Co. Ltd., Class A *	7,100	5,411

Sungrow Power Supply Co. Ltd., Class A *	1,158	15,772

Sunny Optical Technology Group Co. Ltd.	3,164	28,697

Sunresin New Materials Co. Ltd., Class A *	527	4,940

Sunshine Insurance Group Co. Ltd., Class H	19,428	9,219

Sunwoda Electronic Co. Ltd., Class A *	1,384	3,589

SUPCON Technology Co. Ltd., Class A *	569	8,284

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A *	500	14,737

Suzhou Maxwell Technologies Co. Ltd., Class A *	241	7,998

Suzhou TFC Optical Communication Co. Ltd., Class A *	441	17,265

TAL Education Group, ADR *	1,863	21,872

Talkweb Information System Co. Ltd., Class A *	1,384	5,274

TangShan Port Group Co. Ltd., Class A *	11,220	7,616

Tasly Pharmaceutical Group Co. Ltd., Class A *	3,322	7,259

	Number of Shares	Value $

Tencent Holdings Ltd.	46,122	2,665,195

Tencent Music Entertainment Group, ADR	4,259	35,222

Thunder Software Technology Co. Ltd., Class A *	807	7,146

Tianfeng Securities Co. Ltd., Class A *	15,606	8,944

Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A *	1,058	5,676

Tianneng Battery Group Co. Ltd., Class A *	1,356	4,352

Tianqi Lithium Corp., Class A *	964	7,160

Tianqi Lithium Corp., Class H *	1,914	9,244

Tianshan Aluminum Group Co. Ltd., Class A *	2,100	4,129

Tianshui Huatian Technology Co. Ltd., Class A *	2,327	5,906

Tingyi Cayman Islands Holding Corp.	4,000	6,511

Tongcheng Travel Holdings Ltd., 144A	10,463	16,083

TongFu Microelectronics Co. Ltd., Class A *	500	4,805

Tonghua Dongbao Pharmaceutical Co. Ltd., Class A *	5,884	7,103

Topchoice Medical Corp., Class A *	1,419	7,287

TravelSky Technology Ltd., Class H	11,280	12,540

Tsinghua Tongfang Co. Ltd., Class A *	7,175	7,508

UBTech Robotics Corp. Ltd., Class H *	1,904	20,596

Unigroup Guoxin Microelectronics Co. Ltd., Class A *	812	7,720

Uni-President China Holdings Ltd.	2,000	1,893

Unisplendour Corp. Ltd., Class A *	1,665	9,653

United Nova Technology Co. Ltd., Class A *	4,143	5,408

Vanchip Tianjin Technology Co. Ltd., Class A *	1,086	4,384

Venustech Group, Inc., Class A *	3,474	7,012

Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	210	6,260

Victory Giant Technology Huizhou Co. Ltd., Class A *	350	12,667

Victory Giant Technology Huizhou Co. Ltd., Class H *	400	11,236

Vipshop Holdings Ltd., ADR	1,435	18,799

Walvax Biotechnology Co. Ltd., Class A *	3,432	6,943

Wangsu Science & Technology Co. Ltd., Class A *	3,572	8,699

See Notes to Financial Statements.

DBX ETF Trust | 13

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Wanguo Gold Group Ltd.	9,500	18,541

Wanhua Chemical Group Co. Ltd., Class A *	400	4,544

Wanxiang Qianchao Co. Ltd., Class A *	4,092	6,840

Weibo Corp., ADR	1,377	9,405

Weichai Power Co. Ltd., Class H	5,000	20,308

Weihai Guangwei Composites Co. Ltd., Class A *	1,380	4,971

Weilong Delicious Global Holdings Ltd.	7,393	7,304

Wens Foodstuff Group Co. Ltd., Class A *	1,900	4,036

Western Mining Co. Ltd., Class A *	1,100	6,451

Western Securities Co. Ltd., Class A *	6,866	7,093

Western Superconducting Technologies Co. Ltd., Class A *	974	7,243

Winner Medical Co. Ltd., Class A *	1,267	5,554

Winning Health Technology Group Co. Ltd., Class A *	6,966	7,331

Wolong Electric Group Co. Ltd., Class A *	900	3,949

Wuhan DR Laser Technology Corp. Ltd., Class A *	300	5,161

Wuhan Jingce Electronic Group Co. Ltd., Class A *	232	7,491

WUS Printed Circuit Kunshan Co. Ltd., Class A *	882	16,399

WuXi AppTec Co. Ltd., Class A *	1,240	28,569

WuXi AppTec Co. Ltd., Class H, 144A	3,101	74,882

Wuxi Biologics Cayman, Inc., 144A *	27,964	174,220

Wuxi Lead Intelligent Equipment Co. Ltd., Class A *	1,500	7,507

WuXi XDC Cayman, Inc. *	2,493	22,245

XD, Inc. *	2,611	14,275

Xiamen C & D, Inc., Class A *	4,977	6,105

Xiamen Faratronic Co. Ltd., Class A *	391	7,515

Xiamen Tungsten Co. Ltd., Class A *	800	6,421

Xiaomi Corp., Class B, 144A *	65,378	230,345

Xinjiang Daqo New Energy Co. Ltd., Class A *	832	2,072

XPeng, Inc., Class A *	9,855	56,445

XtalPi Holdings Ltd. *	17,106	16,235

Yadea Group Holdings Ltd., 144A	9,415	11,241

Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class A *	200	12,461

Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H, 144A	2,345	49,866

	Number of Shares	Value $

Yealink Network Technology Corp. Ltd., Class A *	1,376	8,480

Yifeng Pharmacy Chain Co. Ltd., Class A *	2,585	8,804

Yongan Futures Co. Ltd., Class A *	3,712	7,128

Yonghui Superstores Co. Ltd., Class A *	10,613	4,882

Yonyou Network Technology Co. Ltd., Class A *	5,129	7,856

Youngor Fashion Co. Ltd., Class A *	5,755	6,870

YTO Express Group Co. Ltd., Class A *	1,600	4,035

Yunnan Baiyao Group Co. Ltd., Class A *	1,587	11,904

Yunnan Botanee Bio-Technology Group Co. Ltd., Class A *	835	4,005

Yunnan Chihong Zinc & Germanium Co. Ltd., Class A *	3,700	5,766

Yunnan Energy New Material Group Co. Ltd., Class A *	882	6,998

Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A *	600	8,994

Yunnan Tin Co. Ltd., Class A *	600	3,232

Zai Lab Ltd. *	8,323	21,022

Zai Lab Ltd., ADR *	159	4,048

Zangge Mining Co. Ltd., Class A *	801	9,347

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A *	596	10,835

Zhaojin Mining Industry Co. Ltd., Class H	8,671	25,617

Zhejiang Century Huatong Group Co. Ltd., Class A *	4,436	9,337

Zhejiang Cfmoto Power Co. Ltd., Class A *	100	4,432

Zhejiang China Commodities City Group Co. Ltd., Class A *	4,634	8,609

Zhejiang Chint Electrics Co. Ltd., Class A *	2,139	8,176

Zhejiang Crystal-Optech Co. Ltd., Class A *	1,579	6,278

Zhejiang Dahua Technology Co. Ltd., Class A *	3,574	8,736

Zhejiang Dingli Machinery Co. Ltd., Class A *	756	6,480

Zhejiang Expressway Co. Ltd., Class H	12,975	10,576

Zhejiang Huahai Pharmaceutical Co. Ltd., Class A *	3,386	8,120

Zhejiang Huayou Cobalt Co. Ltd., Class A *	800	4,712

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A *	965	6,205

Zhejiang Juhua Co. Ltd., Class A *	400	2,414

See Notes to Financial Statements.

14 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Zhejiang Leapmotor Technology Co. Ltd., Class H, 144A *	4,319	20,231

Zhejiang Longsheng Group Co. Ltd., Class A *	2,600	4,931

Zhejiang NHU Co. Ltd., Class A *	1,910	7,682

Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A *	8,260	8,361

Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A *	1,500	8,105

Zhejiang Sanhua Intelligent Controls Co. Ltd., Class H	2,333	7,476

Zhejiang Shuanghuan Driveline Co. Ltd., Class A *	1,102	5,825

Zhejiang Supor Co. Ltd., Class A *	400	2,393

Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A *	4,190	6,505

Zhejiang Weiming Environment Protection Co. Ltd., Class A *	2,602	5,601

Zhejiang Weixing New Building Materials Co. Ltd., Class A *	4,024	5,253

Zheshang Securities Co. Ltd., Class A *	4,456	6,228

ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A *	6,008	8,752

Zhongfu Shenying Carbon Fiber Co. Ltd., Class A *	851	5,026

Zhongji Innolight Co. Ltd., Class A *	257	32,590

Zhongjin Gold Corp. Ltd., Class A *	2,100	8,009

Zhongtai Securities Co. Ltd., Class A *	11,094	9,396

Zhuzhou Hongda Electronics Corp. Ltd., Class A *	700	5,718

Zhuzhou Kibing Group Co. Ltd., Class A *	2,200	1,886

Zijin Mining Group Co. Ltd., Class A *	5,712	28,628

Zijin Mining Group Co. Ltd., Class H	21,851	102,073

ZTE Corp., Class A *	800	4,070

ZTE Corp., Class H	2,400	7,274

ZTO Express Cayman, Inc.	1,633	34,829

(Cost $13,477,495)		14,229,750

Colombia — 0.1%

Ecopetrol SA	17,230	14,233

Grupo Cibest SA	1,417	37,405

Grupo de Inversiones Suramericana SA	909	17,390

Grupo Energia Bogota SA ESP	6,141	5,397

Interconexion Electrica SA ESP	2,061	18,267

(Cost $59,815)		92,692

	Number of Shares	Value $

Cyprus — 0.0%

Bank of Cyprus Holdings PLC

(Cost $13,997)	1,433	17,811

Czech Republic — 0.1%

CEZ AS	626	41,543

CSG NV *	862	18,624

Komercni Banka AS	405	20,742

(Cost $77,009)		80,909

Egypt — 0.1%

Commercial International Bank - Egypt (CIB)	9,714	26,053

EFG Holding S.A.E.	14,559	7,331

E-Finance for Digital & Financial Investments	19,866	8,952

Emaar Misr for Development SAE *	31,831	8,142

Fawry for Banking & Payment Technology Services SAE *	25,798	9,569

Talaat Moustafa Group	5,675	10,832

Telecom Egypt Co.	6,076	13,869

(Cost $73,370)		84,748

Greece — 0.5%

Alpha Bank SA	6,798	36,119

Athens International Airport SA	554	6,744

Eurobank SA	8,829	47,033

Hellenic Telecommunications Organization SA	1,317	30,291

JUMBO SA	585	17,668

National Bank of Greece SA	4,966	97,372

Piraeus Bank SA *	4,500	53,736

(Cost $240,988)		288,963

Hong Kong — 3.3%

Alibaba Group Holding Ltd.	113,027	1,646,535

Beijing Enterprises Water Group Ltd.	29,969	6,384

BOC Hong Kong Holdings Ltd.	14,368	96,589

C&D International Investment Group Ltd.	5,976	9,849

CGN Mining Co. Ltd.	25,000	8,371

China Everbright Environment Group Ltd.	11,000	7,065

China Medical System Holdings Ltd.	12,039	17,200

China Merchants Port Holdings Co. Ltd.	8,223	16,867

China Overseas Land & Investment Ltd.	26,636	42,574

China Power International Development Ltd.	11,000	4,020

China Resources Land Ltd.	12,307	47,192

China Ruyi Holdings Ltd. *	74,750	12,825

China State Construction International Holdings Ltd.	12,028	12,850

See Notes to Financial Statements.

DBX ETF Trust | 15

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

China Taiping Insurance Holdings Co. Ltd.	7,071	19,104

Cowell e Holdings, Inc.	2,061	6,709

Far East Horizon Ltd.	22,036	19,860

Guotai Junan International Holdings Ltd.	35,511	13,001

NetEase Cloud Music, Inc., 144A *	821	9,494

Orient Overseas International Ltd.	500	10,007

Want Want China Holdings Ltd.	23,365	9,165

Yuexiu Property Co. Ltd.	17,356	7,218

(Cost $1,800,226)		2,022,879

Hungary — 0.3%

OTP Bank Nyrt	826	118,809

Richter Gedeon Nyrt	1,014	42,330

(Cost $96,612)		161,139

India — 11.3%

360 ONE WAM Ltd.	1,797	22,184

ABB India Ltd.	133	10,673

Abbott India Ltd.	62	16,838

ACC Ltd.	160	2,146

Adani Energy Solutions Ltd. *	2,273	33,849

Adani Green Energy Ltd. *	2,594	33,110

Adani Ports & Special Economic Zone Ltd.	3,897	65,226

Aditya Birla Capital Ltd. *	4,256	18,306

Alkem Laboratories Ltd.	290	16,238

Ambuja Cements Ltd.	1,617	6,815

Apar Industries Ltd. *	67	12,461

APL Apollo Tubes Ltd. *	656	15,324

Apollo Hospitals Enterprise Ltd.	655	61,236

Ashok Leyland Ltd.	10,504	19,383

Asian Paints Ltd.	2,225	62,032

Astral Ltd.	768	12,282

AU Small Finance Bank Ltd., 144A	2,146	24,490

Aurobindo Pharma Ltd. *	1,934	34,888

Authum Investment & Infrastructure Ltd. *	1,931	11,379

Avenue Supermarts Ltd., 144A *	1,045	42,818

Axis Bank Ltd., GDR	211	13,968

Axis Bank Ltd.	7,785	106,329

Bajaj Auto Ltd.	273	34,791

Bajaj Finance Ltd.	16,834	186,944

Bajaj Finserv Ltd.	2,594	55,079

Bajaj Holdings & Investment Ltd.	149	18,228

Bandhan Bank Ltd., 144A	3,845	6,605

Bank of Baroda	4,715	11,819

Bank of India	4,928	7,331

Bank of Maharashtra	8,049	6,940

Berger Paints India Ltd.	1,830	9,570

Bharat Forge Ltd.	1,955	43,234

	Number of Shares	Value $

Bharat Heavy Electricals Ltd.	1,832	8,520

Bharti Airtel Ltd.	17,625	335,515

Bharti Hexacom Ltd.	769	12,487

Biocon Ltd.	5,439	23,543

Bosch Ltd.	43	22,588

Britannia Industries Ltd.	486	26,807

BSE Ltd.	1,388	47,860

Canara Bank	8,350	11,133

CG Power & Industrial Solutions Ltd.	2,694	25,926

Cholamandalam Investment and Finance Co. Ltd.	2,921	57,001

Cipla Ltd.	3,409	50,472

Coforge Ltd.	2,046	42,676

Colgate-Palmolive India Ltd.	986	19,658

Container Corp. Of India Ltd.	2,185	11,751

Coromandel International Ltd.	755	15,118

Cummins India Ltd.	610	32,717

Dabur India Ltd.	4,318	17,284

Delhivery Ltd. *	2,423	11,613

Divi’s Laboratories Ltd.	772	76,785

Dixon Technologies India Ltd.	159	24,807

DLF Ltd.	4,857	35,264

Dr Reddy’s Laboratories Ltd.	4,470	54,214

Eicher Motors Ltd.	510	42,616

Embassy Office Parks REIT	5,339	24,596

Eternal Ltd. *	31,635	109,049

Exide Industries Ltd.	2,873	13,289

Federal Bank Ltd.	7,929	29,715

Fortis Healthcare Ltd.	2,976	28,356

FSN E-Commerce Ventures Ltd. *	5,518	20,265

GE Vernova T&D India Ltd.	718	33,532

General Insurance Corp. of India, 144A	1,716	6,396

Gland Pharma Ltd., 144A	521	15,796

GlaxoSmithKline Pharmaceuticals Ltd.	507	16,247

Glenmark Pharmaceuticals Ltd.	1,139	29,677

GMR Airports Ltd. *	16,203	15,939

Godrej Consumer Products Ltd.	2,972	28,143

Godrej Properties Ltd.	939	19,876

Grasim Industries Ltd.	969	34,319

Gujarat Fluorochemicals Ltd.	203	10,010

HCL Technologies Ltd.	7,406	102,102

HDFC Asset Management Co. Ltd., 144A	1,413	38,926

HDFC Bank Ltd.	42,700	318,070

HDFC Life Insurance Co. Ltd., 144A	4,221	24,096

Hero MotoCorp Ltd.	312	17,865

Hexaware Technologies Ltd.	1,580	9,209

Hindalco Industries Ltd.	4,594	49,011

See Notes to Financial Statements.

16 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Hindustan Copper Ltd.	2,660	14,682

Hindustan Unilever Ltd.	4,770	98,596

Hindustan Zinc Ltd.	2,887	18,061

Hitachi Energy India Ltd.	95	33,696

Honeywell Automation India Ltd.	20	7,466

Housing & Urban Development Corp. Ltd.	3,303	6,317

Hyundai Motor India Ltd.	402	9,313

ICICI Bank Ltd.	20,012	305,706

ICICI Lombard General Insurance Co. Ltd., 144A	1,646	27,097

ICICI Prudential Life Insurance Co. Ltd., 144A	2,868	15,580

IDFC First Bank Ltd.	24,515	22,143

Indian Bank	1,596	15,070

Indian Railway Catering & Tourism Corp. Ltd.	2,107	10,653

Indian Railway Finance Corp. Ltd., 144A	16,979	14,867

Indian Renewable Energy Development Agency Ltd.	8,453	10,346

Indus Towers Ltd.	7,979	32,593

IndusInd Bank Ltd.	2,232	23,839

Info Edge India Ltd.	2,488	34,321

Infosys Ltd., ADR	52	627

Infosys Ltd.	23,484	279,742

InterGlobe Aviation Ltd., 144A *	852	46,851

Ipca Laboratories Ltd.	1,127	23,384

Jindal Stainless Ltd.	892	6,580

Jindal Steel Ltd.	153	1,917

Jio Financial Services Ltd.	20,413	51,761

JSW Steel Ltd.	2,568	35,282

Jubilant Foodworks Ltd.	2,560	13,340

Kalyan Jewellers India Ltd.	3,127	19,745

Kaynes Technology India Ltd. *	352	13,628

Kotak Mahindra Bank Ltd.	21,305	93,877

L&T Finance Ltd.	6,273	21,156

L&T Technology Services Ltd., 144A	292	11,070

Laurus Labs Ltd., 144A	2,251	45,289

Life Insurance Corp. of India	1,515	6,653

Linde India Ltd.	184	12,344

Lloyds Metals & Energy Ltd.	913	17,214

Lodha Developers Ltd., 144A	2,034	25,614

LTIMindtree Ltd., 144A	405	19,318

Lupin Ltd.	1,933	44,443

Mahindra & Mahindra Financial Services Ltd.	4,801	18,814

Mahindra & Mahindra Ltd.	3,089	106,514

MakeMyTrip Ltd. *	479	27,906

Mankind Pharma Ltd. *	893	22,697

Marico Ltd.	2,451	21,116

Maruti Suzuki India Ltd.	438	62,340

	Number of Shares	Value $

Max Financial Services Ltd. *	1,236	20,428

Max Healthcare Institute Ltd.	5,133	56,199

Motilal Oswal Financial Services Ltd.	1,347	14,759

Mphasis Ltd.	872	22,239

MRF Ltd.	1	1,405

Multi Commodity Exchange of India Ltd.	828	29,577

Muthoot Finance Ltd.	824	25,782

Nestle India Ltd.	2,680	42,137

NHPC Ltd.	26,049	20,997

Nippon Life India Asset Management Ltd., 144A	1,456	17,933

Oberoi Realty Ltd.	703	13,797

One 97 Communications Ltd. *	2,445	44,109

Oracle Financial Services Software Ltd.	187	24,637

Page Industries Ltd.	45	16,926

Patanjali Foods Ltd.	1,643	5,955

PB Fintech Ltd. *	2,413	47,534

Persistent Systems Ltd.	780	45,846

Phoenix Mills Ltd.	981	19,583

PI Industries Ltd.	448	11,155

Pidilite Industries Ltd.	2,008	35,605

Piramal Finance Ltd.	966	23,347

Polycab India Ltd.	19	1,885

Power Finance Corp. Ltd.	10,070	35,580

Power Grid Corp. of India Ltd.	18,511	51,256

Premier Energies Ltd., 144A	983	10,703

Prestige Estates Projects Ltd.	873	14,978

Punjab National Bank	1,492	1,791

Rail Vikas Nigam Ltd.	4,956	10,934

REC Ltd.	9,700	32,948

Samvardhana Motherson International Ltd.	17,043	30,562

SBI Cards & Payment Services Ltd.	2,454	16,623

SBI Life Insurance Co. Ltd., 144A	1,780	32,549

Schaeffler India Ltd.	327	13,793

Shriram Finance Ltd.	9,213	107,432

Siemens Energy India Ltd.	657	22,293

SJVN Ltd.	12,944	8,800

Sona Blw Precision Forgings Ltd., 144A	2,983	25,481

SRF Ltd.	568	15,279

State Bank of India	7,095	79,014

Sun Pharmaceutical Industries Ltd.	6,533	136,232

Sundaram Finance Ltd.	444	21,178

Supreme Industries Ltd.	356	13,311

Suzlon Energy Ltd. *	91,727	45,795

Swiggy Ltd. *	9,579	28,370

Tata Communications Ltd.	1,003	18,161

See Notes to Financial Statements.

DBX ETF Trust | 17

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Tata Consultancy Services Ltd.	6,625	167,001

Tata Consumer Products Ltd.	2,654	28,929

Tata Elxsi Ltd.	364	13,686

Tata Investment Corp. Ltd.	1,603	10,816

Tata Steel Ltd.	18,109	35,074

Tech Mahindra Ltd.	3,734	63,867

Thermax Ltd.	240	9,838

Titan Co. Ltd.	2,286	122,546

Torrent Pharmaceuticals Ltd.	783	41,675

Trent Ltd.	1,150	34,796

Tube Investments of India Ltd.	435	12,705

TVS Motor Co. Ltd.	791	36,078

UltraTech Cement Ltd.	351	42,224

Union Bank of India Ltd.	3,010	5,965

United Spirits Ltd.	1,538	24,076

UNO Minda Ltd.	1,104	14,800

UPL Ltd.	2,540	15,004

Varun Beverages Ltd.	9,292	39,094

Vishal Mega Mart Ltd. *	15,741	18,298

Vodafone Idea Ltd. *	210,613	31,709

WAAREE Energies Ltd.	590	16,148

Wipro Ltd.	19,130	37,082

Yes Bank Ltd. *	62,533	14,999

Zydus Lifesciences Ltd.	1,791	21,852

(Cost $5,744,697)		6,946,083

Indonesia — 0.7%

Amman Mineral Internasional PT *	78,688	19,233

Barito Renewables Energy Tbk PT	161,640	30,293

Bumi Resources Minerals Tbk PT *	616,003	26,080

Elang Mahkota Teknologi Tbk PT	292,996	8,518

MNC Digital Entertainment *	287,200	5,026

Pantai Indah Kapuk Dua Tbk PT	33,377	10,975

PT Bank Central Asia Tbk	208,735	76,295

PT Bank Mandiri Persero Tbk	146,320	34,938

PT Bank Rakyat Indonesia Persero Tbk	288,534	52,935

PT Barito Pacific Tbk	159,060	16,027

PT Chandra Asri Pacific Tbk	96,685	10,670

PT Indofood CBP Sukses Makmur Tbk	12,058	5,173

PT Indosat Tbk	75,288	10,625

PT Kalbe Farma Tbk	234,633	10,397

PT Sumber Alfaria Trijaya Tbk	109,007	8,215

PT Telkom Indonesia Persero Tbk	351,289	51,558

PT Unilever Indonesia Tbk	79,278	7,854

Trimegah Bangun Persada Tbk PT	124,112	6,796

	Number of Shares	Value $

XLSMART Telecom Sejahtera Tbk PT	65,552	10,435

(Cost $620,319)		402,043

Ireland — 0.7%

PDD Holdings, Inc., ADR *

(Cost $588,597)	4,784	401,856

Kazakhstan — 0.0%

Solidcore Resources PLC * (a)

(Cost $548,412)	28,889	0

Kuwait — 0.5%

Al Ahli Bank of Kuwait KSCP	11,895	11,626

Boubyan Bank KSCP	9,431	20,266

Burgan Bank SAK	13,921	8,425

Gulf Bank KSCP	10,716	12,311

Kuwait Finance House KSCP	46,834	116,706

Kuwait Telecommunications Co.	4,484	8,837

Mabanee Co KPSC	4,587	14,503

Mobile Telecommunications Co. KSCP	15,998	31,323

National Bank of Kuwait SAKP	33,542	94,873

Warba Bank KSCP	18,933	16,972

(Cost $279,038)		335,842

Malaysia — 1.1%

99 Speed Mart Retail Holdings BHD	12,000	10,134

AMMB Holdings Bhd	9,000	15,425

Axiata Group Bhd	24,652	11,144

Celcomdigi Bhd	23,600	16,531

CIMB Group Holdings Bhd	51,004	100,842

Gamuda Bhd	32,704	36,636

Hong Leong Bank Bhd	3,000	17,511

IHH Healthcare Bhd	15,900	32,582

IJM Corp. Bhd	12,700	8,896

IOI Corp. Bhd	8,200	9,532

IOI Properties Group Bhd	11,700	11,770

KLCCP Stapled Group (b)	7,200	15,380

KPJ Healthcare Bhd	13,000	8,718

Kuala Lumpur Kepong Bhd	1,800	9,836

Malayan Banking Bhd	24,156	64,080

Maxis Bhd	20,300	18,808

MR DIY Group M Bhd, 144A	23,550	8,072

Nestle Malaysia Bhd	519	12,904

PPB Group Bhd	4,200	10,380

Press Metal Aluminium Holdings Bhd	15,800	31,396

Public Bank Bhd	58,800	72,295

QL Resources Bhd	7,950	7,563

RHB Bank Bhd	9,136	19,697

SD Guthrie Bhd	4,300	6,793

Sime Darby Bhd	13,000	8,395

Sime Darby Property Bhd	26,700	8,754

See Notes to Financial Statements.

18 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Sunway Bhd	10,600	13,507

Telekom Malaysia Bhd	17,700	33,940

TIME dotCom Bhd	10,500	15,674

United Plantations BHD	1,900	15,074

ViTrox Corp. Bhd	6,100	13,985

Westports Holdings Bhd	10,263	17,717

YTL Corp. Bhd	16,800	10,349

(Cost $554,844)		694,320

Mexico — 1.5%

America Movil SAB de CV, Series B	103,512	119,181

Arca Continental SAB de CV	3,294	37,673

Cemex SAB de CV, Series CPO	51,796	55,714

Coca-Cola Femsa SAB de CV	3,707	41,123

El Puerto de Liverpool SAB de CV, Class C1	1,633	9,748

Fibra Uno Administracion SA de CV REIT	13,581	23,372

Gruma SAB de CV, Class B	520	7,548

Grupo Aeroportuario del Centro Norte SAB de CV	1,712	21,164

Grupo Aeroportuario del Pacifico SAB de CV, Class B *	1,667	34,278

Grupo Aeroportuario del Sureste SAB de CV, Class B	901	23,067

Grupo Bimbo SAB de CV, Series A	10,085	35,036

Grupo Carso SAB de CV, Series A1	1,545	12,667

Grupo Comercial Chedraui SA de CV	2,498	13,023

Grupo Financiero Banorte SAB de CV, Class O	10,686	120,752

Grupo Financiero Inbursa SAB de CV, Class O	5,304	13,765

Grupo Mexico SAB de CV, Series B	12,286	168,523

Industrias Penoles SAB de CV	784	41,605

Kimberly-Clark de Mexico SAB de CV, Class A	9,970	23,368

Prologis Property Mexico SA de CV REIT	7,947	35,970

Promotora y Operadora de Infraestructura SAB de CV	995	15,308

Wal-Mart de Mexico SAB de CV	32,514	89,857

(Cost $794,942)		942,742

Netherlands — 0.0%

Nebius Group N.V., Class A * (a)

(Cost $1,831,428)	28,401	0

Philippines — 0.4%

Ayala Corp.	1,310	10,416

Ayala Land, Inc.	54,300	13,554

Bank of the Philippine Islands	10,264	16,486

BDO Unibank, Inc.	9,689	18,053

	Number of Shares	Value $

Globe Telecom, Inc.	405	10,603

International Container Terminal Services, Inc.	5,385	76,549

JG Summit Holdings, Inc.	21,200	7,236

Jollibee Foods Corp.	1,430	3,445

Metropolitan Bank & Trust Co.	10,830	11,603

PLDT, Inc.	765	13,885

SM Investments Corp.	2,390	21,306

SM Prime Holdings, Inc.	47,900	13,726

(Cost $252,134)		216,862

Qatar — 0.4%

Al Rayan Bank	26,764	13,974

Commercial Bank PSQC	16,828	19,412

Dukhan Bank	10,501	9,301

Estithmar Holding QPSC *	10,239	11,445

Industries Qatar QSC	7,014	19,245

Ooredoo QPSC	8,896	30,907

Qatar International Islamic Bank QSC	4,692	14,162

Qatar Islamic Bank QPSC	6,957	41,463

Qatar National Bank QPSC	16,297	74,749

(Cost $226,020)		234,658

Russia — 0.0%

Alrosa PJSC * (a)	246,725	0

GMK Norilskiy Nickel PAO * (a)	559,300	0

Mobile TeleSystems PJSC * (a)	32,151	0

Novolipetsk Steel PJSC * (a)	121,611	0

PIK-Spetsializirovannyy Zastroyshchik PAO * (a)	21,692	0

Polyus PJSC * (a)	27,930	0

Sberbank of Russia PJSC * (a)	989,954	0

United Co. RUSAL International PJSC * (a)	255,320	0

(Cost $7,670,764)		0

Saudi Arabia — 1.8%

ACWA Power Co.	890	45,488

Al Rajhi Bank	7,595	136,441

Alinma Bank	6,056	41,485

Almarai Co. JSC	2,064	26,937

Arab National Bank	2,893	17,198

Arabian Internet & Communications Services Co.	262	14,235

Bank AlBilad	2,286	15,903

Bank Al-Jazira	3,029	9,681

Banque Saudi Fransi	4,214	24,591

Bupa Arabia for Cooperative Insurance Co.	340	14,099

Co. for Cooperative Insurance	342	12,433

Dar Al Arkan Real Estate Development Co. *	3,219	17,867

Dr Sulaiman Al Habib Medical Services Group Co.	628	38,955

Electrical Industries Co.	2,300	9,526

See Notes to Financial Statements.

DBX ETF Trust | 19

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Elm Co.	205	34,753

Etihad Etisalat Co.	2,670	47,574

Jarir Marketing Co.	2,730	12,492

Mouwasat Medical Services Co.	676	11,766

Nahdi Medical Co.	340	8,372

Riyad Bank	5,442	30,293

SABIC Agri-Nutrients Co.	950	33,045

SAL Saudi Logistics Services	250	10,947

Saudi Arabian Mining Co. *	5,465	96,212

Saudi Awwal Bank	4,151	37,700

Saudi Basic Industries Corp.	2,745	36,146

Saudi Industrial Investment Group	2,700	8,903

Saudi Investment Bank	4,323	16,891

Saudi National Bank	11,396	131,425

Saudi Tadawul Group Holding Co.	344	11,911

Saudi Telecom Co.	12,319	146,728

Yanbu National Petrochemical Co.	1,101	9,964

(Cost $994,258)		1,109,961

Singapore — 0.3%

BOC Aviation Ltd., 144A	2,038	19,537

Trip.com Group Ltd. *	3,685	168,848

Trip.com Group Ltd., ADR *	45	2,009

(Cost $203,872)		190,394

South Africa — 2.9%

Absa Group Ltd.	5,402	76,667

Bid Corp. Ltd.	2,309	64,418

Bidvest Group Ltd.	1,700	24,639

Capitec Limited	336	96,869

Clicks Group Ltd.	1,750	21,534

Discovery Ltd.	3,595	57,558

FirstRand Ltd.	18,840	111,291

Gold Fields Ltd.	5,624	258,172

Harmony Gold Mining Co. Ltd.	3,512	68,238

Impala Platinum Holdings Ltd.	3,225	44,953

Investec Ltd.	1,795	15,469

MTN Group Ltd.	10,633	124,581

Naspers Ltd., Class N	5,700	278,495

Nedbank Group Ltd.	1,585	28,938

Northam Platinum Holdings Ltd.	1,003	18,111

Old Mutual Ltd.	20,088	16,239

OUTsurance Group Ltd.	6,491	35,189

Pepkor Holdings Ltd., 144A	16,534	20,202

Remgro Ltd.	2,231	26,843

Sanlam Ltd.	11,346	60,953

Shoprite Holdings Ltd.	2,749	52,529

Sibanye Stillwater Ltd.	18,169	53,715

Standard Bank Group Ltd.	4,856	95,656

Valterra Platinum Ltd.	1,026	87,572

	Number of Shares	Value $

Vodacom Group Ltd.	4,346	40,259

Woolworths Holdings Ltd.	4,428	11,836

(Cost $1,387,986)		1,790,926

South Korea — 16.4%

Alteogen, Inc. *	219	49,205

APR Corp.	142	48,194

Celltrion, Inc. *	1,000	138,024

DB Insurance Co. Ltd.	296	39,168

Doosan Co. Ltd.	31	28,608

Doosan Enerbility Co. Ltd. *	1,652	99,583

Ecopro BM Co. Ltd.	266	23,479

Ecopro Co. Ltd. *	473	31,554

Hana Financial Group, Inc.	2,001	199,281

Hankook Tire & Technology Co. Ltd.	123	5,985

Hanmi Semiconductor Co. Ltd.	200	32,223

HMM Co. Ltd.	1,243	19,481

HYBE Co. Ltd. *	170	22,284

Hyosung Heavy Industries Corp.	27	58,455

Hyundai Autoever Corp.	62	19,095

Hyundai Engineering & Construction Co. Ltd.	452	40,722

Hyundai Glovis Co. Ltd.	135	20,468

Hyundai Mobis Co. Ltd.	377	124,923

Hyundai Motor Co.	529	155,963

Hyundai Rotem Co. Ltd.	289	28,761

Industrial Bank of Korea	1,355	20,494

Kakao Corp.	2,152	57,472

KakaoBank Corp.	1,173	18,727

KB Financial Group, Inc.	2,192	277,564

Kia Corp.	752	71,980

KIWOOM Securities Co. Ltd.	120	24,331

Korea Electric Power Corp.	380	8,857

Korea Investment Holdings Co. Ltd.	298	41,850

Korea Zinc Co. Ltd.	23	21,461

Korean Air Lines Co. Ltd.	740	15,194

Krafton, Inc. *	200	33,173

KT Corp.	356	13,890

KT&G Corp.	601	78,210

LG Chem Ltd.	190	38,872

LG Corp.	329	28,703

LG Electronics, Inc.	539	85,265

LG Energy Solution Ltd. *	319	88,106

LG Innotek Co. Ltd.	95	44,564

LS Electric Co. Ltd.	288	43,665

Meritz Financial Group, Inc. *	509	45,448

Mirae Asset Securities Co. Ltd.	1,546	39,198

NAVER Corp.	1,036	164,264

NH Investment & Securities Co. Ltd.	1,109	21,514

POSCO Future M Co. Ltd.	172	25,198

See Notes to Financial Statements.

20 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

POSCO Holdings, Inc.	227	56,145

Samsung Biologics Co. Ltd., 144A *	81	89,842

Samsung C&T Corp.	330	90,783

Samsung E&A Co. Ltd.	528	18,171

Samsung Electro-Mechanics Co. Ltd.	209	222,652

Samsung Electronics Co. Ltd.	17,297	3,286,000

Samsung Episholdings Co. Ltd. *	58	16,401

Samsung Fire & Marine Insurance Co. Ltd.	199	96,694

Samsung Life Insurance Co. Ltd.	474	105,980

Samsung SDI Co. Ltd. *	396	166,953

Samsung SDS Co. Ltd.	251	44,016

Samsung Securities Co. Ltd.	479	30,799

Samyang Foods Co. Ltd.	22	24,610

Shinhan Financial Group Co. Ltd.	2,828	225,025

SK hynix, Inc.	2,090	2,556,379

SK Innovation Co. Ltd. *	249	22,833

SK Square Co. Ltd. *	545	412,951

SK Telecom Co. Ltd.	728	50,108

SK, Inc.	141	56,149

Woori Financial Group, Inc.	2,364	58,383

(Cost $3,546,933)		10,124,330

Taiwan — 24.7%

Accton Technology Corp.	3,284	210,672

Advantech Co. Ltd.	3,477	74,205

Airtac International Group	446	20,035

Alchip Technologies Ltd.	331	42,520

ASE Technology Holding Co. Ltd.	23,762	437,457

Asia Vital Components Co. Ltd.	2,105	227,275

ASPEED Technology, Inc.	174	88,119

Asustek Computer, Inc.	5,333	167,949

AUO Corp.	37,087	31,157

Bizlink Holding, Inc.	960	65,671

Caliway Biopharmaceuticals Co. Ltd. *	7,052	21,075

Cathay Financial Holding Co. Ltd.	57,950	201,862

Chailease Holding Co. Ltd.	11,869	43,776

Chang Hwa Commercial Bank Ltd.	45,136	35,785

China Airlines Ltd.	4,000	2,553

China Steel Corp.	27,416	16,378

Chroma ATE, Inc.	1,583	97,808

Chunghwa Telecom Co. Ltd.	23,675	101,501

Compal Electronics, Inc.	8,000	10,176

Compeq Manufacturing Co. Ltd.	8,000	62,669

CTBC Financial Holding Co. Ltd.	98,686	201,279

Delta Electronics, Inc.	13,210	766,232

E Ink Holdings, Inc.	5,034	24,835

E.Sun Financial Holding Co. Ltd.	109,473	137,178

Elite Material Co. Ltd.	1,849	319,708

	Number of Shares	Value $

eMemory Technology, Inc.	387	29,279

Eva Airways Corp.	8,226	10,891

Evergreen Marine Corp. Taiwan Ltd.	2,877	21,177

Far Eastern New Century Corp.	17,226	15,395

Far EasTone Telecommunications Co. Ltd.	14,718	46,861

First Financial Holding Co. Ltd.	73,084	81,327

Formosa Chemicals & Fibre Corp.	7,000	15,072

Formosa Plastics Corp.	23,000	47,998

Fortune Electric Co. Ltd.	594	13,651

Fubon Financial Holding Co. Ltd.	57,402	260,573

Gigabyte Technology Co. Ltd.	2,876	32,457

Global Unichip Corp.	401	77,111

Globalwafers Co. Ltd.	1,056	30,360

Gold Circuit Electronics Ltd.	2,601	95,522

Hon Hai Precision Industry Co. Ltd.	75,428	594,445

Hon Precision, Inc.	470	86,823

Hotai Motor Co. Ltd.	2,261	36,564

Hua Nan Financial Holdings Co. Ltd.	56,095	73,120

Innolux Corp.	28,111	44,175

International Games System Co. Ltd.	1,724	39,673

Inventec Corp.	14,103	29,654

Jentech Precision Industrial Co. Ltd.	765	144,453

KGI Financial Holding Co. Ltd.	105,171	112,226

King Slide Works Co. Ltd.	310	138,573

King Yuan Electronics Co. Ltd.	4,477	36,271

Largan Precision Co. Ltd.	404	97,428

Lite-On Technology Corp.	11,826	113,704

Lotes Co. Ltd.	639	34,043

MediaTek, Inc.	5,484	678,542

Mega Financial Holding Co. Ltd.	76,752	117,468

Minth Group Ltd.	1,537	5,082

MPI Corp.	450	72,773

Nan Ya Plastics Corp.	21,103	161,323

Nan Ya Printed Circuit Board Corp.	1,405	54,478

Nanya Technology Corp.	5,676	97,159

Novatek Microelectronics Corp.	2,492	42,421

Pegatron Corp.	11,603	33,322

PharmaEssentia Corp.	2,049	90,106

Phison Electronics Corp.	738	50,368

Powerchip Semiconductor Manufacturing Corp.	25,335	58,302

Powertech Technology, Inc.	2,951	25,768

Quanta Computer, Inc.	16,025	171,000

Realtek Semiconductor Corp.	1,867	42,434

Shanghai Commercial & Savings Bank Ltd.	15,958	21,581

See Notes to Financial Statements.

DBX ETF Trust | 21

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Shihlin Electric & Engineering Corp.	1,000	6,305

SinoPac Financial Holdings Co. Ltd.	101,572	131,600

Synnex Technology International Corp.	4,342	11,908

Taichung Commercial Bank Co. Ltd.	23,421	14,065

Taiwan Business Bank	36,917	19,726

Taiwan Cooperative Financial Holding Co. Ltd.	64,888	52,263

Taiwan High Speed Rail Corp.	20,728	16,989

Taiwan Mobile Co. Ltd.	12,407	45,370

Taiwan Semiconductor Manufacturing Co. Ltd.	77,947	5,909,543

Taiwan Union Technology Corp.	1,000	45,237

Tripod Technology Corp.	3,055	47,816

TS Financial Holding Co. Ltd.	142,455	173,118

Unimicron Technology Corp.	5,163	162,595

Uni-President Enterprises Corp.	19,740	47,418

United Microelectronics Corp.	44,130	179,458

Vanguard International Semiconductor Corp.	7,252	34,635

VisEra Technologies Co. Ltd.	979	14,428

Wan Hai Lines Ltd.	3,758	13,505

Winbond Electronics Corp.	11,953	68,767

WinWay Technology Co. Ltd.	154	30,512

Wistron Corp.	22,325	125,271

Wiwynn Corp.	650	145,380

WPG Holdings Ltd.	8,000	25,118

WT Microelectronics Co. Ltd.	4,513	27,884

Yageo Corp.	6,827	117,291

Yang Ming Marine Transport Corp.	6,192	11,614

Yuanta Financial Holding Co. Ltd.	78,882	162,628

Zhen Ding Technology Holding Ltd.	4,883	76,966

(Cost $4,903,601)		15,206,238

Thailand — 1.3%

Advanced Info Service PCL, NVDR	7,300	78,151

Airports of Thailand PCL, NVDR	19,500	37,342

Asset World Corp. PCL, NVDR	120,700	11,211

Bangkok Dusit Medical Services PCL, NVDR	83,000	49,059

Bangkok Expressway & Metro PCL, NVDR	79,400	16,522

Bumrungrad Hospital PCL, NVDR	4,800	27,720

Central Pattana PCL, NVDR	24,000	48,673

Central Retail Corp. PCL, NVDR	22,000	19,240

Charoen Pokphand Foods PCL, NVDR	16,000	11,387

Com7 PCL, NVDR	12,900	11,574

	Number of Shares	Value $

CP ALL PCL, NVDR	37,600	52,443

Delta Electronics Thailand PCL, NVDR	29,100	218,513

Home Product Center PCL, NVDR	40,600	7,897

Krung Thai Bank PCL, NVDR	16,400	21,390

Krungthai Card PCL, NVDR	11,300	12,694

Minor International PCL, NVDR	29,783	19,939

Muangthai Capital PCL, NVDR	8,900	8,387

Ratch Group PCL	2,500	2,903

SCB X PCL, NVDR	4,600	20,947

Thai Airways International PCL	57,400	10,126

Thai Beverage PCL	66,500	24,311

Thai Life Insurance PCL, NVDR	19,200	6,485

Tisco Financial Group PCL, NVDR	2,900	11,194

TMBThanachart Bank PCL, NVDR	152,777	13,730

True Corp. PCL, NVDR	80,269	31,711

(Cost $644,839)		773,549

Turkey — 0.9%

Akbank TAS	10,393	15,476

Akcansa Cimento AS	356	1,781

Akfen Yenilenebilir Enerji AS *	12,786	6,005

Alarko Holding As	3,665	8,226

Anadolu Anonim Turk Sigorta Sirketi	3,950	2,227

Aselsan Elektronik Sanayi Ve Ticaret AS	4,653	37,246

Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS *	2,411	16,277

Avrupakent Gayrimenkul Yatirim Ortakligi AS REIT	4,798	5,439

Aydem Yenilenebilir Enerji AS *	9,748	5,317

BIM Birlesik Magazalar AS	5,374	45,162

Borusan Yatirim ve Pazarlama AS	208	7,238

Bosch Fren Sistemleri Sanayi ve Ticaret AS *	0	1

Celebi Hava Servisi AS	156	4,675

Coca-Cola Icecek AS	4,868	7,587

CW Enerji Muhendislik Ticaret VE Sanayi AS *	4,197	3,262

DAP Gayrimenkul Gelistirme AS *	40,735	6,847

Destek Finans Faktoring AS *	490	21,133

Dogan Sirketler Grubu Holding As *	11,495	5,270

Dogus Otomotiv Servis Ve Ticaret AS	981	3,330

Eczacibasi Yatirim Holding Ortakligi AS	827	5,480

Ege Endustri Ve Ticaret AS *	53	5,574

See Notes to Financial Statements.

22 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Eis Eczacibasi Ilac Ve Sinai Ve Finansal Yatirimlar Sanayi Ve Ticaret AS	4,288	6,909

Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	23,075	9,564

GEN Ilac Ve Saglik Urunleri Sanayi Ve Ticaret AS	24,436	5,783

Grainturk Tarim AS	1,442	6,578

Haci Omer Sabanci Holding AS	7,821	15,106

Hektas Ticaret TAS *	25,456	1,440

Investco Holding AS *	675	11,009

Is Yatirim Menkul Degerler AS	8,698	5,988

Isiklar Enerji ve Yapi Holding AS *	2,681	11,535

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B *	1,901	5,271

Katilimevim Tasarruf Finansman AS	13,036	16,966

Kiler Holding AS *	3,656	4,989

LDR Turizm AS *	4,331	2,921

LYDIA HOLDING AS *	1,861	5,708

Mavi Giyim Sanayi Ve Ticaret AS, Class B, 144A	7,124	5,445

MIA Teknoloji AS *	9,549	5,593

MLP Saglik Hizmetleri AS, 144A *	1,055	9,205

Pasifik Eurasia Lojistik Dis Ticaret AS *	4,380	21,894

Pegasus Hava Tasimaciligi AS *	994	3,028

Peker Gayrimenkul Yatirim Ortakligi AS REIT *	36,776	12,004

Politeknik Metal Sanayi ve Ticaret AS *	58	5,036

Ral Yatirim Holding AS *	1,724	9,691

Reysas Gayrimenkul Yatirim Ortakligi AS REIT *	12,138	12,779

Ronesans Gayrimenkul Yatirim AS	1,546	6,901

Sasa Polyester Sanayi AS *	209,666	10,211

Selcuk Ecza Deposu Ticaret Ve Sanayi AS	970	6,704

Smart Gunes Enerjisi Teknolojileri ArGe Uretim Sanayi VE Ticaret AS *	28,392	6,067

TAB Gida Sanayi Ve Ticaret AS	1,767	8,635

Tera Yatirim Menkul Degerler AS *	2,725	10,589

Tera Yatirim Teknoloji Holding AS *	13,136	9,801

Tofas Turk Otomobil Fabrikasi AS	438	2,462

Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	2,976	5,952

Turk Altin Isletmeleri AS *	8,444	9,257

Turk Hava Yollari AO	2,190	13,718

Turk Telekomunikasyon AS *	6,658	7,051

	Number of Shares	Value $

Turkcell Iletisim Hizmetleri AS	8,542	16,827

Turkiye Halk Bankasi AS *	2,253	1,969

Turkiye Is Bankasi AS, Class C	37,930	9,936

Turkiye Sigorta AS	62,861	7,777

Turkiye Sinai Kalkinma Bankasi AS	21,242	4,812

Verusa Holding AS *	768	10,664

Yapi ve Kredi Bankasi AS *	15,949	12,071

(Cost $549,193)		569,399

United Arab Emirates — 1.4%

Abu Dhabi Commercial Bank PJSC	12,882	53,101

Abu Dhabi Islamic Bank PJSC	6,004	37,434

ADNOC Drilling Co. PJSC	14,088	22,247

Aldar Properties PJSC	15,615	32,651

Alpha Dhabi Holding PJSC	6,368	13,142

Borouge PLC	22,736	14,485

Dubai Islamic Bank PJSC	13,335	26,141

Emaar Development PJSC	4,742	16,474

Emaar Properties PJSC	39,758	116,906

Emirates NBD Bank PJSC	9,555	78,773

Emirates Telecommunications Group Co. PJSC	22,721	132,383

First Abu Dhabi Bank PJSC	17,306	93,105

International Holding Co. PJSC *	2,164	217,997

Modon Holding PSC *	23,330	17,976

Two Point Zero Group PJSC *	27,841	15,767

(Cost $583,312)		888,582

United States — 0.3%

BeOne Medicines Ltd., Class A *	152	6,106

BeOne Medicines Ltd., Class H *	6,292	172,885

(Cost $140,078)		178,991

TOTAL COMMON STOCKS

(Cost $49,419,873)		59,876,092

PREFERRED STOCKS — 1.7%

Brazil — 0.7%

Axia Energia *	3,222	33,048

Banco Bradesco SA	20,674	68,597

Cia Energetica de Minas Gerais	12,444	25,701

Gerdau SA	1,007	4,614

Itau Unibanco Holding SA	20,759	158,353

Itausa SA	39,223	99,178

Klabin SA	5	4

Localiza Rent a Car SA	960	6,385

(Cost $279,358)		395,880

Chile — 0.1%

Sociedad Quimica y Minera de Chile SA, Class B

(Cost $24,953)	608	49,492

Colombia — 0.1%

Grupo Cibest SA	2,706	61,666

See Notes to Financial Statements.

DBX ETF Trust | 23

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Grupo de Inversiones Suramericana SA	1,100	16,671

(Cost $39,549)		78,337

India — 0.0%

TVS Motor Co. Ltd. * (a)

(Cost $0)	2,052	227

Russia — 0.0%

Sberbank of Russia PJSC * (a)

(Cost $275,893)	71,636	0

South Korea — 0.8%

Doosan Co. Ltd.	25	8,037

Hyundai Motor Co.	80	11,089

Hyundai Motor Co. - 2nd Preferred	126	17,548

Korea Investment Holdings Co. Ltd.	88	9,548

Mirae Asset Securities Co. Ltd.	1,548	12,770

Mirae Asset Securities Co. Ltd., Class P	597	5,461

NH Investment & Securities Co. Ltd.	506	8,651

Samsung C&T Corp.	24	4,209

Samsung Electro-Mechanics Co. Ltd.	22	8,391

Samsung Electronics Co. Ltd.	3,004	409,357

Samsung SDI Co. Ltd. *	48	8,032

SK, Inc.	25	7,188

(Cost $204,529)		510,281

TOTAL PREFERRED STOCKS

(Cost $824,282)		1,034,217

RIGHTS — 0.0%

Brazil — 0.0%

Banco Bradesco SA* , expires 9/5/2026	1,261	2

Banco Bradesco SA* , expires 9/5/2026	425	2

(Cost $0)		4

Kuwait — 0.0%

Burgan Bank SAK* , expires 9/18/2026

(Cost $0)	967	23

TOTAL RIGHTS

(Cost $0)		27

WARRANTS — 0.0%

Thailand — 0.0%

BTS Group Holdings PCL* , expires 11/20/2026	800	0

	Number of Shares	Value $

Energy Absolute PCL* , expires 12/31/2028	5,767	101

(Cost $0)		101

TOTAL WARRANTS

(Cost $0)		101

EXCHANGE-TRADED FUNDS — 0.1%

Xtrackers MSCI Emerging Markets Select ETF (c)

(Cost $50,138)	1,500	68,726

CASH EQUIVALENTS — 0.5%

DWS Government Money Market Series “Institutional Shares”, 3.65% (d)

(Cost $294,768)	294,768	294,768

TOTAL INVESTMENTS — 99.5%

(Cost $50,589,061)		61,273,931

Other assets and liabilities, net — 0.5%		300,311

NET ASSETS — 100.0%		61,574,242

See Notes to Financial Statements.

24 | DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026

EXCHANGE-TRADED FUNDS — 0.1%

Xtrackers Harvest CSI 300 China A-Shares ETF (c)

—	57,086	(57,205)		119	—	—	—	—	—

Xtrackers MSCI Emerging Markets Select ETF (c)

23,639	35,540	(11,730)		2,845	18,432	751	—	1,500	68,726

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (d)(e)

525	—	(525	) (f)	—	—	43	—	—	—

CASH EQUIVALENTS — 0.5%

DWS Government Money Market Series “Institutional Shares”, 3.65% (d)

179,718	10,612,631	(10,497,581)		—	—	17,093	—	294,768	294,768

203,882	10,705,257	(10,567,041)		2,964	18,432	17,887	—	296,268	363,494

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2026.

ADR:	American Depositary Receipt
BDR:	Brazilian Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

DBX ETF Trust | 25

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2026

At August 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

MSCI Emerging Markets Index	USD	7	597,035	598,885	9/18/2026	1,850

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$59,876,092	$—	$—	$59,876,092

Preferred Stocks (a)	1,033,990	—	227	1,034,217

Rights (a)	27	—	—	27

Warrants	101	—	—	101

Exchange-Traded Funds	68,726	—	—	68,726

Short-Term Investments (a)	294,768	—	—	294,768

Derivatives (b)

Futures Contracts	1,850	—	—	1,850

TOTAL	$61,275,554	$—	$227	$61,275,781

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

26 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF

August 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 99.0%

Australia — 5.7%

APA Group (a)	8,064	62,934

Aristocrat Leisure Ltd.	3,200	139,707

ASX Ltd.	1,142	45,946

Brambles Ltd.	7,981	112,047

Coles Group Ltd.	7,965	137,223

Commonwealth Bank of Australia	10,001	1,146,038

Computershare Ltd.	3,074	87,591

CSL Ltd.	2,880	354,112

Evolution Mining Ltd.	12,047	128,466

Fortescue Ltd.	9,554	121,190

Lynas Rare Earths Ltd. *	5,467	62,452

Macquarie Group Ltd.	2,190	393,292

Northern Star Resources Ltd.	8,043	135,108

PLS Group Ltd. *	18,592	71,949

QBE Insurance Group Ltd.	8,884	141,723

REA Group Ltd.	285	36,200

Sigma Healthcare Ltd.	30,748	59,276

South32 Ltd.	26,527	98,095

Suncorp Group Ltd.	6,400	86,502

Transurban Group (a)	18,440	188,975

Vicinity Ltd. REIT	22,432	40,029

WiseTech Global Ltd.	1,043	30,183

Woodside Energy Group Ltd.	11,268	261,798

(Cost $3,566,611)		3,940,836

Austria — 0.3%

BAWAG Group AG, 144A	434	90,643

OMV AG	851	67,714

Verbund AG	369	25,418

(Cost $150,680)		183,775

Belgium — 0.9%

Ageas SA/NV	892	78,229

D’ieteren Group	127	26,362

Elia Group SA/NV	255	38,004

KBC Group NV	1,391	211,668

Lotus Bakeries NV	3	44,466

Syensqo SA	399	37,634

UCB SA	718	179,567

(Cost $477,284)		615,930

Chile — 0.2%

Antofagasta PLC

(Cost $40,018)	2,021	110,672

Denmark — 2.8%

A.P. Moller — Maersk A/S, Class A	14	45,294

A.P. Moller — Maersk A/S, Class B	21	70,290

Coloplast A/S, Class B	731	52,116

Demant A/S *	499	22,378

	Number of Shares	Value $

DSV A/S	1,138	240,056

Genmab A/S *	360	118,708

Novo Nordisk A/S, Class B	19,260	875,115

Novonesis Novozymes B, Class B	2,147	154,270

Orsted AS, 144A *	2,736	57,800

Pandora A/S	442	58,395

Vestas Wind Systems A/S	5,874	195,152

(Cost $1,773,856)		1,889,574

Finland — 1.5%

Elisa OYJ	892	36,431

Kesko OYJ, Class B	1,542	40,194

Kone OYJ, Class B	1,943	119,124

Metso OYJ	3,805	78,718

Neste OYJ	2,614	96,801

Nokia OYJ	29,705	301,163

Orion OYJ, Class B	644	59,173

Sampo OYJ, Class A	13,982	157,965

Stora Enso OYJ, Class R	3,263	38,377

UPM-Kymmene OYJ	3,196	89,322

(Cost $795,971)		1,017,268

France — 11.7%

Aeroports de Paris SA	208	26,094

Air Liquide SA	3,698	728,276

AXA SA	9,411	471,162

Ayvens SA, 144A	1,954	25,875

BNP Paribas SA	5,936	708,695

Bouygues SA	1,309	67,238

Bureau Veritas SA	2,004	63,504

Carrefour SA	3,450	62,818

Cie Generale des Etablissements Michelin SCA	3,667	149,086

Credit Agricole SA	5,334	114,719

Danone SA	3,729	278,436

Dassault Systemes SE	3,991	105,885

Eiffage SA	389	49,253

EssilorLuxottica SA	1,741	324,283

Getlink SE	1,452	31,793

Hermes International SCA	206	378,317

Ipsen SA	197	37,323

Kering SA	421	124,239

Legrand SA	1,512	239,828

L’Oreal SA	1,421	634,999

LVMH Moet Hennessy Louis Vuitton SE	1,483	780,879

Publicis Groupe SA	1,357	159,127

Rexel SA	1,324	55,274

Schneider Electric SE	3,285	1,124,152

Societe Generale SA	3,778	318,826

TotalEnergies SE	11,522	1,010,891

(Cost $6,652,608)		8,070,972

See Notes to Financial Statements.

DBX ETF Trust | 27

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Germany — 4.5%

adidas AG	956	168,128

Allianz SE	2,273	1,190,256

Beiersdorf AG	539	49,537

Deutsche Boerse AG	1,074	359,297

Deutsche Lufthansa AG	3,536	32,284

Evonik Industries AG	1,443	31,864

GEA Group AG	855	66,741

Heidelberg Materials AG	781	149,463

Henkel AG & Co. KGaA	559	45,811

HOCHTIEF AG	88	42,769

Knorr-Bremse AG	373	45,754

Merck KGaA	762	123,034

MTU Aero Engines AG	319	130,471

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	761	458,608

Symrise AG	793	84,930

Vonovia SE	4,249	95,011

Zalando SE, 144A *	1,180	33,788

(Cost $2,477,513)		3,107,746

Hong Kong — 2.1%

AIA Group Ltd.	61,283	596,077

BOC Hong Kong Holdings Ltd.	21,870	147,022

CK Infrastructure Holdings Ltd.	3,562	29,648

Hong Kong & China Gas Co. Ltd.	65,498	60,240

Hong Kong Exchanges & Clearing Ltd.	7,121	386,240

MTR Corp. Ltd.	9,522	39,282

Sino Land Co. Ltd.	19,433	25,632

Sun Hung Kai Properties Ltd.	7,776	115,262

Swire Pacific Ltd., Class A	2,062	28,013

WH Group Ltd., 144A	45,493	43,031

(Cost $1,332,006)		1,470,447

Ireland — 0.9%

AerCap Holdings NV	950	138,643

AIB Group PLC	12,525	159,530

Bank of Ireland Group PLC	5,612	123,761

Kerry Group PLC, Class A	981	95,721

Kingspan Group PLC	901	107,277

(Cost $518,976)		624,932

Israel — 0.3%

Bank Hapoalim BM

(Cost $200,371)	7,748	199,661

Italy — 1.9%

Generali	4,409	228,265

Intesa Sanpaolo SpA	84,711	668,040

Moncler SpA	1,298	71,031

Prysmian SpA	1,667	232,754

Terna - Rete Elettrica Nazionale	8,321	94,182

(Cost $756,667)		1,294,272

	Number of Shares	Value $

Japan — 24.7%

Aeon Co. Ltd.	12,700	107,878

Ajinomoto Co., Inc.	5,000	169,135

ANA Holdings, Inc.	855	16,271

Asahi Kasei Corp.	7,200	74,121

Asics Corp.	4,010	112,997

Astellas Pharma, Inc.	10,200	151,472

Bandai Namco Holdings, Inc.	3,000	107,455

Bridgestone Corp.	6,280	163,002

Dai Nippon Printing Co. Ltd.	2,130	41,361

Daifuku Co. Ltd.	1,848	67,164

Daiichi Life Group, Inc.	20,800	239,461

Daiichi Sankyo Co. Ltd.	10,100	180,123

Daikin Industries Ltd.	1,471	194,865

Daito Trust Construction Co. Ltd.	1,600	33,364

Daiwa House Industry Co. Ltd.	3,300	96,709

Daiwa Securities Group, Inc.	7,400	85,425

Disco Corp.	526	191,434

East Japan Railway Co.	5,700	127,817

Ebara Corp.	2,700	79,143

Eisai Co. Ltd.	1,408	41,792

ENEOS Holdings, Inc.	15,200	127,448

FANUC Corp.	5,625	213,278

Fast Retailing Co. Ltd.	1,078	489,064

Fuji Electric Co. Ltd.	750	65,046

FUJIFILM Holdings Corp.	6,650	141,166

Fujitsu Ltd.	10,010	242,517

Hankyu Hanshin Holdings, Inc.	1,400	41,212

Hitachi Ltd.	26,400	898,984

Hoya Corp.	1,960	301,926

Hulic Co. Ltd.	2,700	30,171

Ibiden Co. Ltd.	1,400	179,323

Isuzu Motors Ltd.	3,000	42,963

ITOCHU Corp.	33,300	439,565

Japan Exchange Group, Inc.	5,600	78,900

JX Advanced Metals Corp.	3,200	75,584

Kao Corp.	5,472	124,760

KDDI Corp.	17,304	320,681

Kikkoman Corp.	3,900	44,814

Komatsu Ltd.	5,000	232,881

Kubota Corp.	5,300	97,325

LY Corp.	15,300	53,269

Marubeni Corp.	8,300	256,128

Mitsubishi Chemical Group Corp.	7,000	52,863

Mitsubishi Estate Co. Ltd.	6,451	153,302

Mitsui Fudosan Co. Ltd.	14,700	140,147

Mitsui Kinzoku Co. Ltd.	300	55,127

Mitsui OSK Lines Ltd.	1,900	83,355

Mizuho Financial Group, Inc.	13,932	752,282

Murata Manufacturing Co. Ltd.	9,700	436,787

NEC Corp.	7,300	224,355

See Notes to Financial Statements.

28 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Nippon Paint Holdings Co. Ltd.	5,250	39,730

Nippon Steel Corp.	28,700	120,375

Nippon Yusen KK	2,300	101,393

Nitori Holdings Co. Ltd.	2,100	40,081

Nitto Denko Corp.	4,050	89,067

Nomura Research Institute Ltd.	2,200	72,890

Obayashi Corp.	3,700	69,334

Oriental Land Co. Ltd.	6,325	119,810

Osaka Gas Co. Ltd.	2,000	72,100

Pan Pacific International Holdings Corp.	11,200	56,598

Panasonic Holdings Corp.	13,800	388,693

Rakuten Group, Inc. *	8,300	40,332

Recruit Holdings Co. Ltd.	7,850	895,380

Renesas Electronics Corp.	10,200	216,653

Ryohin Keikaku Co. Ltd.	2,900	78,595

Sanrio Co. Ltd.	6,100	49,142

Secom Co. Ltd.	2,300	93,486

Sekisui House Ltd.	3,500	75,525

Shimizu Corp.	2,800	41,870

Shin-Etsu Chemical Co. Ltd.	9,833	370,858

Shiseido Co. Ltd.	2,500	58,330

SoftBank Corp.	169,900	252,251

SoftBank Group Corp.	22,180	722,227

Sompo Holdings, Inc.	4,865	208,681

Sony Group Corp.	34,788	874,847

Subaru Corp.	3,100	51,791

Sumitomo Metal Mining Co. Ltd.	1,453	101,131

Sumitomo Mitsui Financial Group, Inc.	21,659	946,000

Suntory Beverage & Food Ltd.	700	19,778

TDK Corp.	11,125	214,426

Tokio Marine Holdings, Inc.	10,700	516,390

Tokyo Electron Ltd.	2,625	927,737

Tokyo Gas Co. Ltd.	1,700	65,852

Toray Industries, Inc.	7,600	61,273

Unicharm Corp.	6,000	37,463

West Japan Railway Co.	2,600	49,087

Yamaha Motor Co. Ltd.	5,200	62,194

Yokogawa Electric Corp.	1,279	40,942

Yokohama Financial Group, Inc.	5,700	69,619

(Cost $10,984,768)		16,988,143

Luxembourg — 0.1%

Eurofins Scientific SE

(Cost $40,022)	672	56,624

Netherlands — 8.6%

Aegon Ltd.	7,150	65,979

Akzo Nobel NV	913	65,436

ASML Holding NV	2,314	3,902,357

Ferrovial NV	2,839	166,208

ING Groep NV	17,059	604,083

	Number of Shares	Value $

Koninklijke Ahold Delhaize NV	5,224	185,990

Koninklijke KPN NV	22,373	107,385

Magnum Ice Cream Co. NV *	2,896	59,482

NN Group NV	1,546	139,716

Prosus NV *	7,241	322,399

QIAGEN NV *	1,290	55,795

Universal Music Group NV	6,492	110,477

Wolters Kluwer NV	1,336	109,937

(Cost $2,950,938)		5,895,244

New Zealand — 0.2%

Auckland International Airport Ltd.	9,569	50,096

Contact Energy Ltd.	5,777	29,902

Meridian Energy Ltd.	7,075	23,144

Xero Ltd. *	951	56,479

(Cost $182,778)		159,621

Norway — 1.0%

Aker BP ASA	1,903	72,765

DNB Bank ASA	4,800	163,772

Equinor ASA	3,918	167,371

Gjensidige Forsikring ASA	1,160	35,161

Mowi ASA	2,589	56,877

Norsk Hydro ASA	7,605	76,379

Orkla ASA	4,022	41,061

Salmar ASA	406	24,708

Telenor ASA	3,624	53,141

(Cost $490,471)		691,235

Poland — 0.0%

InPost SA *

(Cost $26,800)	1,688	30,529

Portugal — 0.3%

EDP SA	17,363	94,350

Galp Energia SGPS SA	2,284	56,776

Jeronimo Martins SGPS SA	1,628	34,040

(Cost $130,212)		185,166

Singapore — 0.4%

CapitaLand Ascendas REIT REIT	25,100	48,347

CapitaLand Investment Ltd.	13,100	27,293

Grab Holdings Ltd., Class A *	14,176	50,183

Keppel Ltd.	8,300	75,695

Singapore Exchange Ltd.	4,600	92,220

(Cost $211,243)		293,738

Spain — 3.3%

Acciona SA	147	35,790

ACS Actividades de Construccion y Servicios SA	1,063	126,071

Aena SME, 144A	4,408	135,279

Amadeus IT Group SA	2,522	170,559

Banco de Sabadell SA	28,119	118,665

CaixaBank SA	20,800	317,963

See Notes to Financial Statements.

DBX ETF Trust | 29

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Cellnex Telecom SA, 144A *	2,763	84,987

Endesa SA	1,842	90,080

Iberdrola SA	37,104	865,449

Naturgy Energy Group SA	2,554	87,400

Redeia Corp. SA	2,249	39,918

Repsol SA	6,553	207,426

(Cost $1,564,428)		2,279,587

Sweden — 4.3%

AddTech AB, Class B (b)	1,531	53,998

Alfa Laval AB	1,780	106,701

Assa Abloy AB, Class B	5,801	216,095

Atlas Copco AB, Class A	15,158	325,642

Atlas Copco AB, Class B	8,899	165,565

Beijer Ref AB	2,469	35,687

Boliden AB	1,686	99,273

Epiroc AB, Class A	3,710	102,375

Epiroc AB, Class B	2,198	51,575

EQT AB	2,564	89,149

Essity AB, Class B	3,402	99,588

Evolution AB, 144A *	648	56,266

H & M Hennes & Mauritz AB, Class B	2,477	45,400

Indutrade AB	1,512	39,799

Nibe Industrier AB, Class B	9,290	41,417

Sandvik AB	6,135	245,940

Securitas AB, Class B	2,866	45,431

Skanska AB, Class B	1,959	55,651

SKF AB, Class B	2,150	62,333

Spotify Technology SA *	881	478,929

Svenska Cellulosa AB SCA, Class B	3,290	39,217

Swedish Orphan Biovitrum AB *	1,054	49,441

Tele2 AB, Class B	3,095	54,855

Telia Co. AB	14,143	64,366

Volvo AB, Class B	9,191	331,834

(Cost $2,331,072)		2,956,527

Switzerland — 9.1%

ABB Ltd.	9,267	906,112

Alcon, Inc.	2,950	213,815

Barry Callebaut AG	21	28,981

Belimo Holding AG	58	61,378

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	12	130,033

Coca-Cola HBC AG *	1,193	73,918

DSM-Firmenich AG	978	108,765

Galderma Group AG *	1,091	226,721

Geberit AG	191	134,796

Givaudan SA	56	227,479

Helvetia Baloise Holding AG	460	122,067

Kuehne + Nagel International AG	286	76,389

Lonza Group AG	423	301,877

	Number of Shares	Value $

Novartis AG	10,933	1,667,927

SGS SA	1,039	119,287

Sika AG	906	215,357

Sonova Holding AG	290	83,344

Straumann Holding AG	658	76,473

Swiss Life Holding AG	164	186,541

Swiss Prime Site AG	473	73,120

Swiss Re AG	1,766	307,211

Swisscom AG	153	118,639

VAT Group AG, 144A	160	118,700

Zurich Insurance Group AG	875	641,779

(Cost $4,351,604)		6,220,709

United Kingdom — 13.9%

3i Group PLC	5,752	220,543

Admiral Group PLC	1,530	83,473

Airtel Africa PLC, 144A	4,582	20,674

Anglo American PLC	6,172	357,230

Associated British Foods PLC	1,674	46,572

AstraZeneca PLC	8,884	1,441,779

Aviva PLC	17,863	176,893

BT Group PLC	34,134	95,011

Bunzl PLC	1,873	70,900

Coca-Cola Europacific Partners PLC	1,190	128,544

Compass Group PLC	10,052	308,094

Endeavour Mining PLC *	1,262	81,137

HSBC Holdings PLC	101,089	2,094,772

Informa PLC	7,227	88,323

InterContinental Hotels Group PLC	842	136,951

Intertek Group PLC	911	72,194

J Sainsbury PLC	10,091	45,641

Kingfisher PLC	9,894	42,322

Land Securities Group PLC REIT	4,729	44,016

Legal & General Group PLC	30,845	122,699

Lloyds Banking Group PLC	341,820	509,552

London Stock Exchange Group PLC	2,634	321,406

Melrose Industries PLC	7,680	53,645

National Grid PLC	29,357	465,686

Pearson PLC	2,791	46,676

Reckitt Benckiser Group PLC	3,796	264,125

RELX PLC	10,558	382,485

Rentokil Initial PLC	14,995	70,282

Schroders PLC	4,781	37,855

Segro PLC REIT	7,055	91,940

Smiths Group PLC	1,752	62,044

Spirax Group PLC	445	42,897

SSE PLC	7,164	237,870

Standard Life PLC	4,185	53,336

Tesco PLC	37,758	234,103

Unilever PLC	12,801	828,904

See Notes to Financial Statements.

30 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Verisure PLC *	1,382	14,287

Vodafone Group PLC	109,665	176,116

(Cost $6,429,478)		9,570,977

United States — 0.3%

Sunbelt Rentals Holdings, Inc. *

(Cost $162,144)	2,433	175,819

TOTAL COMMON STOCKS

(Cost $48,598,519)		68,030,004

PREFERRED STOCKS — 0.2%

Germany — 0.2%

Henkel AG & Co. KGaA	941	83,117

Sartorius AG	157	45,447

(Cost $115,978)		128,564

EXCHANGE-TRADED FUNDS — 0.1%

iShares ESG Aware MSCI EAFE ETF (b)
(Cost $73,510)	750	79,823

	Number of Shares	Value $

SECURITIES LENDING COLLATERAL — 0.2%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (c)(d)

(Cost $92,050)	92,050	92,050

CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 3.65% (c)

(Cost $18,066)	18,066	18,066

TOTAL INVESTMENTS — 99.5%

(Cost $48,898,123)		68,348,507

Other assets and liabilities, net — 0.5%		375,592

NET ASSETS — 100.0%		68,724,099

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026

SECURITIES LENDING COLLATERAL — 0.2%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (c)(d)

313,277	—	(221,227	) (e)	—	—	424	—	92,050	92,050

CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 3.65% (c)

11,991	3,289,137	(3,283,062)		—	—	4,394	—	18,066	18,066

325,268	3,289,137	(3,504,289)		—	—	4,818	—	110,116	110,116

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $88,485, which is 0.1% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2026.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

DBX ETF Trust | 31

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

August 31, 2026

At August 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

EURO STOXX 50 Index	EUR	1	71,928	74,772	9/18/2026	2,844

Micro EURO STOXX 50 Index	EUR	36	264,568	269,180	9/18/2026	4,612

MINI TOPIX Index	JPY	5	123,319	130,436	9/10/2026	7,117

Total unrealized appreciation						14,573

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro

JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$68,030,004	$—	$—	$68,030,004

Preferred Stocks	128,564	—	—	128,564

Exchange-Traded Funds	79,823	—	—	79,823

Short-Term Investments (a)	110,116	—	—	110,116

Derivatives (b)

Futures Contracts	14,573	—	—	14,573

TOTAL	$68,363,080	$—	$—	$68,363,080

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

32 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Select ETF

August 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 96.5%

Brazil — 1.5%

NU Holdings Ltd., Class A *	554,951	8,074,537

Telefonica Brasil SA	1,264,433	7,285,231

(Cost $16,904,761)		15,359,768

China — 14.4%

Bank of China Ltd., Class H	16,156,797	12,159,900

BYD Co. Ltd., Class H	727,240	8,089,412

China Construction Bank Corp., Class H	13,413,244	16,254,744

China Life Insurance Co. Ltd., Class H	2,193,482	8,478,117

Industrial & Commercial Bank of China Ltd., Class H	12,527,640	12,097,284

Meituan, Class B, 144A *	919,725	9,256,732

NetEase, Inc.	374,281	9,185,982

Ping An Insurance Group Co. of China Ltd., Class H	2,000,787	14,432,986

Tencent Holdings Ltd.	832,718	48,119,252

Xiaomi Corp., Class B, 144A *	2,805,556	9,884,742

(Cost $166,687,105)		147,959,151

Greece — 1.2%

Piraeus Bank SA *

(Cost $8,730,168)	1,040,614	12,426,238

Hong Kong — 2.9%

Alibaba Group Holding Ltd.

(Cost $36,596,620)	2,011,916	29,308,842

India — 7.1%

Bharti Airtel Ltd.	667,872	12,713,820

HDFC Bank Ltd.	2,134,063	15,896,520

ICICI Bank Ltd.	1,012,102	15,460,989

Infosys Ltd.	619,404	7,378,347

Infosys Ltd., ADR	6,779	81,755

Mahindra & Mahindra Ltd.	301,742	10,404,541

Reliance Industries Ltd.	821,288	11,018,817

(Cost $83,297,468)		72,954,789

Ireland — 0.7%

PDD Holdings, Inc., ADR *

(Cost $11,160,327)	89,834	7,546,056

Kazakhstan — 0.0%

Solidcore Resources PLC * (a)

(Cost $30,722)	1,583	0

Mexico — 1.8%

Fibra Uno Administracion SA de CV REIT	4,852,539	8,350,727

Grupo Financiero Banorte SAB de CV, Class O	919,636	10,391,923

(Cost $17,611,951)		18,742,650

	Number of Shares	Value $

Netherlands — 1.0%

NEPI Rockcastle NV *

(Cost $9,517,382)	1,138,612	10,729,543

Russia — 0.0%

Gazprom PJSC * (a)	68,905	0

LUKOIL PJSC * (a)	2,409	0

Moscow Exchange MICEX-RTS PJSC * (a)	8,602	0

Novatek PJSC * (a)	5,300	0

Novolipetsk Steel PJSC * (a)	8,462	0

PhosAgro PJSC * (a)	168	0

PhosAgro PJSC * (a)	4	0

PhosAgro PJSC, GDR * (a)	300	0

Polyus PJSC * (a)	1,930	0

(Cost $611,701)		0

Singapore — 0.7%

Trip.com Group Ltd. *

(Cost $10,124,968)	158,283	7,252,593

South Africa — 0.7%

Naspers Ltd., Class N

(Cost $9,983,313)	152,294	7,440,892

South Korea — 22.5%

Hyundai Motor Co.	24,736	7,292,836

KB Financial Group, Inc.	86,741	10,983,644

Samsung Electronics Co. Ltd.	560,193	106,422,753

Shinhan Financial Group Co. Ltd.	142,240	11,318,089

SK hynix, Inc.	61,547	75,281,074

SK Square Co. Ltd. *	14,844	11,247,427

Woori Financial Group, Inc.	344,585	8,510,137

(Cost $85,618,004)		231,055,960

Taiwan — 39.1%

ASE Technology Holding Co. Ltd.	647,000	11,911,229

Cathay Financial Holding Co. Ltd.	4,016,723	13,991,800

Chang Hwa Commercial Bank Ltd.	14,998,441	11,891,142

CTBC Financial Holding Co. Ltd.	6,478,338	13,213,179

Delta Electronics, Inc.	296,824	17,216,952

E.Sun Financial Holding Co. Ltd.	8,829,564	11,064,093

First Financial Holding Co. Ltd.	11,246,077	12,514,549

Fubon Financial Holding Co. Ltd.	3,435,858	15,596,859

Hon Hai Precision Industry Co. Ltd.	1,986,537	15,655,830

MediaTek, Inc.	180,577	22,343,003

Mega Financial Holding Co. Ltd.	8,486,063	12,987,780

SinoPac Financial Holdings Co. Ltd.	11,081,606	14,357,670

Taiwan Cooperative Financial Holding Co. Ltd.	17,724,984	14,276,317

Taiwan Semiconductor Manufacturing Co. Ltd.	2,635,420	199,804,082

See Notes to Financial Statements.

DBX ETF Trust | 33

Schedule of Investments

Xtrackers MSCI Emerging Markets Select ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Yuanta Financial Holding Co. Ltd.	7,395,435	15,246,878

(Cost $235,177,323)		402,071,363

United States — 2.9%

Anglogold Ashanti PLC *	116,271	12,977,632

Southern Copper Corp.	79,185	16,539,371

(Cost $19,138,697)		29,517,003

TOTAL COMMON STOCKS

(Cost $711,190,510)		992,364,848

PREFERRED STOCKS — 2.4%

Brazil — 2.4%

Itau Unibanco Holding SA	1,703,070	12,991,300

Itausa SA	4,547,983	11,499,880

Klabin SA	1	0

(Cost $22,060,630)		24,491,180

	Number of Shares	Value $

WARRANTS — 0.0%

Thailand — 0.0%

BTS Group Holdings PCL* , expires 11/20/2026
(Cost $0)	6,100	2

CASH EQUIVALENTS — 0.7%

DWS Government Money Market Series “Institutional Shares”, 3.65% (b)

(Cost $6,937,901)	6,937,901	6,937,901

TOTAL INVESTMENTS — 99.6%

(Cost $740,189,041)		1,023,793,931

Other assets and liabilities, net — 0.4%		4,097,987

NET ASSETS — 100.0%		1,027,891,918

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (b)(c)

104,738	—	(104,738	) (d)	—	—	2,476	—	—	—

CASH EQUIVALENTS — 0.7%

DWS Government Money Market Series “Institutional Shares”, 3.65% (b)

4,591,293	346,406,443	(344,059,835)		—	—	246,228	—	6,937,901	6,937,901

4,696,031	346,406,443	(344,164,573)		—	—	248,704	—	6,937,901	6,937,901

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2026.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

34 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Select ETF (Continued)

August 31, 2026

At August 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Depreciation ($)

MSCI Emerging Markets Index	USD	123	10,556,937	10,523,265	9/18/2026	(33,672)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$992,364,848	$—	$—	$992,364,848

Preferred Stocks	24,491,180	—	—	24,491,180

Warrants	2	—	—	2

Short-Term Investments (a)	6,937,901	—	—	6,937,901

TOTAL	$1,023,793,931	$—	$—	$1,023,793,931

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$(33,672)	$—	$—	$(33,672)

TOTAL	$(33,672)	$—	$—	$(33,672)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 35

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF

August 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 99.6%

Communication Services — 11.0%

Alphabet, Inc., Class A	381,481	129,455,577

Alphabet, Inc., Class C	303,391	101,760,375

AT&T, Inc.	453,500	11,741,115

Charter Communications, Inc., Class A * (a)	5,293	806,865

Comcast Corp., Class A	173,402	4,615,961

Fox Corp., Class A	6,445	434,071

Liberty Media Corp.-Liberty Formula One, Class C *	10,214	1,020,889

Meta Platforms, Inc., Class A	142,667	81,654,031

Netflix, Inc. *	270,697	21,939,992

News Corp., Class A	15,885	487,828

Omnicom Group, Inc.	13,669	1,196,448

Take-Two Interactive Software, Inc. *	11,581	2,544,346

T-Mobile US, Inc.	31,874	5,751,345

Verizon Communications, Inc.	271,500	13,580,430

Walt Disney Co.	85,525	9,198,214

Warner Bros Discovery, Inc. *	79,074	2,255,981

(Cost $309,525,539)		388,443,468

Consumer Discretionary — 9.8%

Airbnb, Inc., Class A *	27,334	5,008,135

Amazon.com, Inc. *	629,020	163,400,525

Best Buy Co., Inc.	11,061	886,539

Booking Holdings, Inc.	50,394	10,032,941

Carnival Corp. Ltd.	20,657	493,496

Chipotle Mexican Grill, Inc. *	83,893	3,190,451

Deckers Outdoor Corp. *	9,157	797,392

Dick’s Sporting Goods, Inc.	1,818	245,612

eBay, Inc.	24,618	2,549,440

Expedia Group, Inc.	7,440	2,359,373

Flutter Entertainment PLC *	9,012	902,822

Ford Motor Co.	195,722	2,728,365

Garmin Ltd.	8,008	2,275,153

General Motors Co.	43,658	3,768,559

Hilton Worldwide Holdings, Inc.	14,796	4,679,679

Home Depot, Inc.	64,837	21,255,514

Hyatt Hotels Corp., Class A (a)	2,553	426,274

Las Vegas Sands Corp.	19,192	840,801

Lowe’s Cos., Inc.	18,661	3,819,907

Marriott International, Inc., Class A	14,186	4,848,207

McDonald’s Corp.	45,821	12,075,666

MercadoLibre, Inc. *	2,951	5,713,726

NIKE, Inc., Class B	58,028	2,266,574

O’Reilly Automotive, Inc. *	27,141	2,410,121

Rivian Automotive, Inc., Class A *	58,557	940,425

Ross Stores, Inc.	10,151	2,319,910

	Number of Shares	Value $

Starbucks Corp.	73,473	7,806,506

Tapestry, Inc.	13,654	1,684,767

Tesla, Inc. *	185,901	68,402,273

Tractor Supply Co.	25,370	885,413

Ulta Beauty, Inc. *	2,839	1,524,827

Williams-Sonoma, Inc.	7,559	1,725,342

Yum! Brands, Inc.	17,867	2,739,190

(Cost $273,579,577)		345,003,925

Consumer Staples — 4.0%

Archer-Daniels-Midland Co.	7,867	639,508

Bunge Global SA	6,095	708,300

Church & Dwight Co., Inc.	15,278	1,524,439

Coca-Cola Co.	251,750	22,322,672

Colgate-Palmolive Co.	49,140	4,413,755

Constellation Brands, Inc., Class A	7,500	979,650

Costco Wholesale Corp.	14,437	13,626,940

Dollar Tree, Inc. *	8,541	1,081,205

Estee Lauder Cos., Inc., Class A	15,895	1,626,059

General Mills, Inc.	34,361	1,415,673

Hershey Co.	9,522	1,677,872

Kenvue, Inc.	123,523	2,332,114

Keurig Dr Pepper, Inc.	89,457	2,850,100

Kimberly-Clark Corp. (a)	21,408	2,310,994

Kraft Heinz Co.	45,683	1,172,683

McCormick & Co., Inc.	16,297	883,623

Mondelez International, Inc., Class A	82,665	5,131,017

Monster Beverage Corp. *	93,646	4,300,224

PepsiCo, Inc.	88,190	12,376,585

Procter & Gamble Co.	151,845	22,035,746

Sysco Corp.	23,001	1,864,921

Target Corp.	21,868	3,518,124

Tyson Foods, Inc., Class A	13,538	746,485

Walmart, Inc.	283,851	29,767,454

(Cost $131,512,560)		139,306,143

Energy — 2.0%

Baker Hughes Co.	63,983	4,066,120

Chevron Corp.	59,936	12,355,207

ConocoPhillips	39,443	5,225,803

Diamondback Energy, Inc.	10,431	2,091,207

EOG Resources, Inc.	17,356	2,515,926

Expand Energy Corp.	7,635	749,451

ExxonMobil Holdings Corp.	134,645	21,671,113

Halliburton Co.	56,352	2,076,571

Occidental Petroleum Corp.	35,849	2,157,393

ONEOK, Inc.	40,568	3,894,934

SLB Ltd.	96,665	5,809,566

TechnipFMC PLC	25,695	2,008,064

Texas Pacific Land Corp.	3,725	1,394,416

Williams Cos., Inc.	59,073	4,433,429

(Cost $58,077,359)		70,449,200

See Notes to Financial Statements.

36 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Financials — 10.0%

Aflac, Inc.	29,954	3,470,171

Allstate Corp.	8,513	2,194,651

American Express Co.	34,460	11,377,658

American International Group, Inc.	34,432	2,629,228

Ameriprise Financial, Inc.	2,935	1,623,378

Annaly Capital Management, Inc. REIT	46,296	1,061,104

Aon PLC, Class A	13,060	4,199,051

Apollo Global Management, Inc.	20,363	2,781,179

Arch Capital Group Ltd. *	16,690	1,636,788

Arthur J Gallagher & Co.	12,421	3,256,165

Bank of America Corp.	315,398	19,535,752

Bank of New York Mellon Corp.	33,258	5,363,850

Blackrock, Inc.	9,493	10,970,206

Blackstone, Inc.	47,716	6,834,840

Block, Inc. *	33,077	2,712,976

Capital One Financial Corp.	28,720	6,160,727

Carlyle Group, Inc.	12,634	611,359

Cboe Global Markets, Inc.	6,708	2,013,742

Charles Schwab Corp.	107,831	11,842,000

Chubb Ltd.	16,784	5,683,062

Citigroup, Inc.	55,500	7,304,910

Citizens Financial Group, Inc.	6,797	468,109

CME Group, Inc.	23,479	6,703,255

Everest Group Ltd.	597	223,666

Fidelity National Information Services, Inc.	33,211	1,354,012

Fifth Third Bancorp	14,652	787,838

Fiserv, Inc. *	25,763	1,373,426

Global Payments, Inc.	11,385	1,036,604

Goldman Sachs Group, Inc.	14,405	14,778,090

Hartford Insurance Group, Inc.	13,223	1,816,576

Huntington Bancshares, Inc.	34,025	567,707

Interactive Brokers Group, Inc., Class A	20,539	1,998,239

Intercontinental Exchange, Inc.	36,415	5,851,891

JPMorgan Chase & Co.	129,596	46,138,768

KeyCorp	14,744	318,618

KKR & Co., Inc.	40,213	4,412,170

LPL Financial Holdings, Inc.	2,621	970,124

M&T Bank Corp.	2,451	573,387

Marsh & McLennan Cos., Inc.	31,036	5,890,633

Mastercard, Inc., Class A	52,660	31,033,065

MetLife, Inc.	17,115	1,628,835

Moody’s Corp.	9,679	4,884,411

Morgan Stanley	57,729	12,314,750

Nasdaq, Inc.	29,199	2,879,313

Northern Trust Corp.	6,270	1,163,461

PayPal Holdings, Inc.	55,117	2,902,737

PNC Financial Services Group, Inc.	6,454	1,546,572

	Number of Shares	Value $

Principal Financial Group, Inc.	7,266	800,423

Progressive Corp.	19,249	4,197,822

Prudential Financial, Inc.	11,292	1,327,939

Regions Financial Corp.	13,665	408,310

Robinhood Markets, Inc., Class A *	48,446	5,077,625

S&P Global, Inc.	19,684	8,579,075

SoFi Technologies, Inc. *	82,271	1,471,005

State Street Corp.	9,003	1,722,994

T. Rowe Price Group, Inc.	6,950	773,396

Toast, Inc., Class A * (a)	21,957	748,514

Tradeweb Markets, Inc., Class A	7,381	794,934

Travelers Cos., Inc.	6,802	2,489,056

Truist Financial Corp.	20,114	997,252

US Bancorp	49,974	3,077,399

Visa, Inc., Class A	107,709	40,861,563

W.R. Berkley Corp.	6,881	464,880

Wells Fargo & Co.	98,745	8,530,581

Willis Towers Watson PLC	6,099	2,064,816

(Cost $268,534,156)		351,266,638

Health Care — 10.1%

Abbott Laboratories	84,114	9,282,821

AbbVie, Inc.	114,946	29,474,453

Agilent Technologies, Inc.	18,236	2,800,320

Amgen, Inc.	34,936	15,018,288

Becton Dickinson & Co.	13,670	2,571,464

Biogen, Inc. *	9,443	2,045,826

Boston Scientific Corp. *	95,772	4,625,788

Bristol-Myers Squibb Co.	131,668	8,796,739

Cardinal Health, Inc.	11,466	2,690,153

Cencora, Inc.	9,315	3,014,334

Cigna Group	8,890	2,454,351

CVS Health Corp.	62,539	5,873,037

Danaher Corp.	41,350	8,830,706

Dexcom, Inc. *	6,538	595,350

Edwards Lifesciences Corp. *	37,148	3,371,181

Elevance Health, Inc.	14,251	5,594,088

Eli Lilly & Co.	52,000	60,149,960

GE HealthCare Technologies, Inc.	22,021	1,568,556

Gilead Sciences, Inc.	80,902	11,839,199

Humana, Inc.	5,830	2,234,231

IDEXX Laboratories, Inc. *	5,197	2,893,118

Illumina, Inc. *	9,582	2,047,003

Intuitive Surgical, Inc. *	17,284	6,513,648

IQVIA Holdings, Inc. *	11,041	2,883,799

Johnson & Johnson	156,648	41,644,871

Labcorp Holdings, Inc.	5,375	1,788,048

McKesson Corp.	5,666	5,016,223

Medtronic PLC	63,496	5,755,912

Merck & Co., Inc.	160,276	23,682,382

See Notes to Financial Statements.

DBX ETF Trust | 37

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Mettler-Toledo International, Inc. *	1,332	1,871,646

Natera, Inc. *	8,720	2,807,491

Pfizer, Inc.	370,000	10,530,200

Regeneron Pharmaceuticals, Inc.	5,108	4,081,701

Stryker Corp.	11,306	3,660,883

Thermo Fisher Scientific, Inc.	24,070	14,853,597

UnitedHealth Group, Inc.	58,993	22,972,464

Veeva Systems, Inc., Class A *	9,458	2,702,056

Vertex Pharmaceuticals, Inc. *	16,322	8,887,655

Waters Corp. *	6,326	2,622,949

West Pharmaceutical Services, Inc.	3,452	1,177,512

Zimmer Biomet Holdings, Inc.	9,349	935,274

Zoetis, Inc.	27,151	2,093,342

(Cost $297,024,790)		354,252,619

Industrials — 7.0%

3M Co.	33,945	5,832,769

AMETEK, Inc.	11,167	2,626,143

Automatic Data Processing, Inc.	25,856	7,398,953

Broadridge Financial Solutions, Inc.	7,424	1,353,989

C.H. Robinson Worldwide, Inc.	5,732	857,851

Carrier Global Corp.	36,395	2,118,917

Caterpillar, Inc.	22,573	18,001,290

Cintas Corp.	21,894	4,417,990

Comfort Systems USA, Inc.	2,328	3,598,203

CSX Corp.	119,909	6,056,604

Cummins, Inc.	6,641	3,748,180

Deere & Co.	15,754	10,317,452

Delta Air Lines, Inc.	9,196	717,288

Dover Corp.	8,730	1,695,628

DuPont de Nemours, Inc.	6,839	920,461

Eaton Corp. PLC	25,142	10,104,067

Emerson Electric Co.	36,280	5,530,523

Equifax, Inc.	7,862	1,487,176

Expeditors International of Washington, Inc.	8,621	1,634,973

Fastenal Co.	55,508	2,737,100

FedEx Corp.	7,043	2,305,878

Ferguson Enterprises, Inc.	3,129	702,492

Fortive Corp.	18,366	1,080,655

GE Vernova, Inc.	8,726	7,840,573

General Electric Co.	50,717	17,026,204

Honeywell Aerospace, Inc. *	15,573	2,462,247

Honeywell International, Inc.	15,573	3,325,303

Howmet Aerospace, Inc.	12,877	3,154,221

Hubbell, Inc.	3,393	1,537,029

IDEX Corp.	4,885	1,116,906

Illinois Tool Works, Inc.	9,237	2,543,593

Ingersoll Rand, Inc.	25,198	1,941,506

Jacobs Solutions, Inc.	7,466	1,112,807

	Number of Shares	Value $

JB Hunt Transport Services, Inc.	1,129	299,716

Johnson Controls International PLC	39,496	5,459,927

L3Harris Technologies, Inc.	6,030	1,605,488

Leidos Holdings, Inc.	7,596	1,065,035

Lennox International, Inc.	2,098	802,779

Masco Corp.	6,511	469,834

Nordson Corp.	2,600	836,472

Norfolk Southern Corp.	14,540	4,984,167

Northrop Grumman Corp.	2,242	1,210,007

Old Dominion Freight Line, Inc.	12,212	2,441,912

Otis Worldwide Corp.	25,024	1,779,957

PACCAR, Inc.	25,382	3,150,668

Parker-Hannifin Corp.	6,106	5,980,461

Paychex, Inc.	20,843	2,654,148

Quanta Services, Inc.	9,640	5,852,348

Republic Services, Inc.	12,898	2,849,426

Rockwell Automation, Inc.	7,373	3,129,322

RTX Corp.	22,215	4,614,722

Trane Technologies PLC	14,351	6,377,584

TransDigm Group, Inc. *	1,802	2,111,475

TransUnion	12,428	1,055,261

Uber Technologies, Inc. *	115,650	8,748,923

Union Pacific Corp.	38,400	11,545,728

United Airlines Holdings, Inc. *	3,861	416,949

United Parcel Service, Inc., Class B	24,049	2,506,627

United Rentals, Inc.	4,090	4,245,420

Veralto Corp.	15,797	1,557,110

Verisk Analytics, Inc.	8,503	1,647,711

Vertiv Holdings Co., Class A	23,519	6,084,836

W.W. Grainger, Inc.	1,430	1,872,571

Waste Connections, Inc.	8,315	1,374,636

Waste Management, Inc.	25,872	5,663,898

Westinghouse Air Brake Technologies Corp.	8,302	2,373,791

XPO, Inc. *	5,580	1,082,464

Xylem, Inc.	15,652	1,723,442

(Cost $211,820,979)		246,879,786

Information Technology — 40.8%

Accenture PLC, Class A	39,608	7,516,014

Adobe, Inc. *	25,898	7,582,675

Advanced Micro Devices, Inc. *	105,958	49,876,550

Amphenol Corp., Class A	39,654	6,287,142

Analog Devices, Inc.	31,658	11,464,628

Apple, Inc.	954,243	302,351,895

Applied Materials, Inc.	38,750	17,762,612

Arista Networks, Inc. *	69,385	13,577,951

Atlassian Corp., Class A *	10,420	2,023,251

Autodesk, Inc. *	13,842	3,578,572

Broadcom, Inc.	293,662	108,754,785

See Notes to Financial Statements.

38 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Cadence Design Systems, Inc. *	17,847	6,046,207

CDW Corp.	6,185	937,522

Ciena Corp. *	9,124	3,492,667

Cisco Systems, Inc.	255,731	28,255,718

Cloudflare, Inc., Class A *	20,417	6,229,431

Cognizant Technology Solutions Corp., Class A	30,825	1,990,678

Coherent Corp. *	2,996	832,379

Corning, Inc.	38,298	5,696,062

Credo Technology Group Holding Ltd. *	8,116	1,835,758

Datadog, Inc., Class A *	20,377	4,830,164

Dell Technologies, Inc., Class C	14,625	6,669,146

Entegris, Inc.	2,500	338,225

Everpure, Inc., Class A *	20,712	1,925,180

F5, Inc. *	3,601	1,466,075

First Solar, Inc. *	5,026	1,014,749

Flex Ltd. *	17,827	1,947,600

Fortinet, Inc. *	40,503	6,923,178

Gen Digital, Inc.	34,139	1,058,309

Hewlett Packard Enterprise Co.	64,185	3,353,024

HP, Inc.	42,513	1,276,240

Intel Corp. *	142,392	12,745,508

International Business Machines Corp.	45,833	10,718,964

Intuit, Inc.	17,874	6,422,128

Jabil, Inc.	1,803	550,384

Keysight Technologies, Inc. *	11,149	3,597,782

KLA Corp.	85,182	14,945,182

Lam Research Corp.	60,762	18,319,135

Lumentum Holdings, Inc. *	5,075	4,642,407

Marvell Technology, Inc.	55,351	11,715,593

Microchip Technology, Inc.	34,806	2,556,501

Micron Technology, Inc.	18,300	17,544,759

Microsoft Corp.	458,489	232,586,885

Monolithic Power Systems, Inc.	3,072	3,894,589

Motorola Solutions, Inc.	5,285	2,564,810

NetApp, Inc.	9,720	1,801,019

NVIDIA Corp.	1,493,720	329,783,502

NXP Semiconductors NV	16,512	3,709,256

Okta, Inc. *	10,981	1,900,152

ON Semiconductor Corp. *	18,560	1,375,110

Oracle Corp.	83,822	12,499,537

Palantir Technologies, Inc., Class A *	141,770	26,423,093

Palo Alto Networks, Inc. *	52,982	20,246,012

PTC, Inc. *	7,558	1,177,083

QUALCOMM, Inc.	68,558	11,687,768

Salesforce, Inc.	51,999	13,391,822

Samsara, Inc., Class A *	22,486	918,553

Seagate Technology Holdings PLC	10,780	8,929,936

ServiceNow, Inc. *	67,132	9,934,865

	Number of Shares	Value $

Snowflake, Inc. *	21,466	7,114,476

Super Micro Computer, Inc. * (a)	27,484	1,024,604

Synopsys, Inc. *	11,774	5,175,733

TE Connectivity PLC	18,882	3,875,531

Teradyne, Inc.	7,714	2,698,589

Twilio, Inc., Class A *	9,275	2,185,468

Western Digital Corp.	16,810	7,573,746

Workday, Inc., Class A *	13,478	2,661,231

Zscaler, Inc. *	6,694	1,261,049

(Cost $1,248,178,929)		1,437,047,149

Materials — 1.6%

Amcor PLC	29,859	1,370,229

Ball Corp.	16,231	1,022,066

Corteva, Inc.	32,338	2,736,765

CRH PLC	43,146	4,068,236

Dow, Inc.	34,721	1,059,685

Ecolab, Inc.	16,311	4,619,275

International Flavors & Fragrances, Inc.	17,021	1,469,423

International Paper Co.	24,341	923,254

Linde PLC	29,939	14,657,536

Martin Marietta Materials, Inc.	3,824	1,983,509

Newmont Corp.	69,027	8,701,544

Nucor Corp.	10,858	2,710,591

Packaging Corp. of America	4,004	936,696

PPG Industries, Inc.	14,498	1,626,241

Sherwin-Williams Co.	14,907	5,050,641

Smurfit Westrock PLC	25,291	1,186,148

Steel Dynamics, Inc.	6,984	1,624,618

Vulcan Materials Co.	8,471	2,283,612

(Cost $49,404,317)		58,030,069

Real Estate — 1.7%

American Tower Corp. REIT	30,099	5,288,394

CBRE Group, Inc., Class A *	14,353	2,092,811

Digital Realty Trust, Inc. REIT	18,400	3,414,856

Equinix, Inc. REIT	4,871	5,098,573

Essex Property Trust, Inc. REIT	4,076	1,153,345

Extra Space Storage, Inc. REIT	10,992	1,550,971

Iron Mountain, Inc. REIT	19,123	2,205,838

Kimco Realty Corp. REIT	43,426	1,029,631

Mid-America Apartment Communities, Inc. REIT	3,699	476,616

Prologis, Inc. REIT	59,972	8,391,282

Public Storage REIT	8,140	2,498,899

Realty Income Corp. REIT	59,992	3,676,310

Regency Centers Corp. REIT	10,519	786,506

SBA Communications Corp. REIT	6,770	1,283,998

Simon Property Group, Inc. REIT	20,985	4,455,535

Sun Communities, Inc. REIT	2,067	250,975

Ventas, Inc. REIT	22,872	2,085,240

Vivmark Residential REIT	41,335	2,692,562

See Notes to Financial Statements.

DBX ETF Trust | 39

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Welltower, Inc. REIT	45,738	10,805,145

Weyerhaeuser Co. REIT	34,783	812,879

WP Carey, Inc. REIT	10,499	734,510

(Cost $52,273,629)		60,784,876

Utilities — 1.6%

Alliant Energy Corp.	12,472	847,847

Ameren Corp.	17,881	1,895,565

American Electric Power Co., Inc.	18,338	2,245,121

American Water Works Co., Inc.	12,568	1,737,275

Consolidated Edison, Inc.	23,814	2,548,574

Constellation Energy Corp.	20,390	5,602,560

Dominion Energy, Inc.	56,566	3,733,922

DTE Energy Co.	9,995	1,355,622

Duke Energy Corp.	25,049	3,003,626

Evergy, Inc.	7,327	593,634

Eversource Energy	24,257	1,701,386

Exelon Corp.	65,841	2,878,568

FirstEnergy Corp.	26,649	1,222,123

NextEra Energy, Inc.	134,274	11,056,121

NiSource, Inc.	30,888	1,263,937

	Number of Shares	Value $

NRG Energy, Inc.	9,808	1,080,057

PG&E Corp.	141,931	1,883,424

Public Service Enterprise Group, Inc.	33,453	2,453,108

Sempra	31,526	2,575,674

Southern Co.	36,379	3,201,352

Vistra Corp.	16,295	2,238,444

WEC Energy Group, Inc.	11,457	1,216,390

(Cost $54,056,701)		56,334,330

TOTAL COMMON STOCKS

(Cost $2,953,988,536)		3,507,798,203

CASH EQUIVALENTS — 0.3%

DWS Government Money Market Series “Institutional Shares”, 3.65% (b)

(Cost $10,780,841)	10,780,841	10,780,841

TOTAL INVESTMENTS — 99.9%

(Cost $2,964,769,377)		3,518,579,044

Other assets and liabilities, net — 0.1%		2,162,148

NET ASSETS — 100.0%		3,520,741,192

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (b)(c)

—	—	—	—	—	1,508	—	—	—

CASH EQUIVALENTS — 0.3%

DWS Government Money Market Series “Institutional Shares”, 3.65% (b)

17,078,016	53,691,338	(59,988,513)	—	—	381,701	—	10,780,841	10,780,841

17,078,016	53,691,338	(59,988,513)	—	—	383,209	—	10,780,841	10,780,841

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $5,134,347, which is 0.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $5,311,152.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.

40 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

August 31, 2026

At August 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

E-Mini S&P 500 ESG Index	USD	1	333,110	343,080	9/18/2026	9,970

E-Mini S&P 500 Index	USD	27	10,156,863	10,393,650	9/18/2026	236,787

E-Mini S&P Mid 400 Index	USD	4	1,531,580	1,506,840	9/18/2026	(24,740)

Total net unrealized appreciation						222,017

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD    U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$3,507,798,203	$—	$—	$3,507,798,203

Short-Term Investments (a)	10,780,841	—	—	10,780,841

Derivatives (b)

Futures Contracts	246,757	—	—	246,757

TOTAL	$3,518,825,801	$—	$—	$3,518,825,801

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$(24,740)	$—	$—	$(24,740)

TOTAL	$(24,740)	$—	$—	$(24,740)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 41

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF

August 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 99.6%

Communication Services — 12.2%

Alphabet, Inc., Class A	99,131	33,640,105

Alphabet, Inc., Class C	79,106	26,532,943

AT&T, Inc.	116,667	3,020,508

Comcast Corp., Class A	59,585	1,586,153

Fox Corp., Class A	3,597	242,258

Fox Corp., Class B	2,594	156,211

Verizon Communications, Inc.	70,150	3,508,903

Walt Disney Co.	29,525	3,175,414

(Cost $49,629,117)		71,862,495

Consumer Discretionary — 8.5%

AutoZone, Inc. *	272	813,617

Best Buy Co., Inc.	3,442	275,876

Booking Holdings, Inc.	13,150	2,618,034

Burlington Stores, Inc. *	1,111	288,593

Carnival Corp. Ltd.	21,241	507,448

Carvana Co. *	10,719	787,418

Chipotle Mexican Grill, Inc. *	21,528	818,710

D.R. Horton, Inc.	4,238	612,645

Darden Restaurants, Inc.	1,968	421,664

Deckers Outdoor Corp. *	2,565	223,360

Dick’s Sporting Goods, Inc.	960	129,696

eBay, Inc.	6,489	672,001

Expedia Group, Inc.	2,000	634,240

Garmin Ltd.	2,821	801,474

Genuine Parts Co.	2,335	316,790

Hilton Worldwide Holdings, Inc.	3,875	1,225,585

Home Depot, Inc.	16,850	5,523,936

Hyatt Hotels Corp., Class A	595	99,347

Lowe’s Cos., Inc.	9,510	1,946,697

McDonald’s Corp.	12,048	3,175,130

MercadoLibre, Inc. *	762	1,475,384

NVR, Inc. *	44	277,870

O’Reilly Automotive, Inc. *	13,881	1,232,633

PulteGroup, Inc.	3,210	405,487

Rivian Automotive, Inc., Class A *	15,599	250,520

Ross Stores, Inc.	5,223	1,193,664

Royal Caribbean Cruises Ltd.	4,249	1,141,876

Tesla, Inc. *	48,366	17,796,270

TJX Cos., Inc.	18,762	2,512,419

Tractor Supply Co.	8,982	313,472

Ulta Beauty, Inc. *	772	414,641

Williams-Sonoma, Inc.	2,091	477,271

Yum! Brands, Inc.	4,583	702,620

(Cost $49,001,486)		50,086,388

Consumer Staples — 5.3%

Bunge Global SA	2,082	241,949

Church & Dwight Co., Inc.	3,825	381,658

	Number of Shares	Value $

Coca-Cola Co.	65,548	5,812,141

Colgate-Palmolive Co.	12,610	1,132,630

Costco Wholesale Corp.	7,503	7,082,007

Dollar General Corp.	3,807	482,537

Estee Lauder Cos., Inc., Class A	4,238	433,547

General Mills, Inc.	9,602	395,602

Hershey Co.	2,449	431,538

Kenvue, Inc.	32,745	618,226

Keurig Dr Pepper, Inc.	23,348	743,867

Kimberly-Clark Corp.	5,706	615,963

Kroger Co.	9,181	528,275

McCormick & Co., Inc.	4,580	248,328

Monster Beverage Corp. *	23,604	1,083,896

PepsiCo, Inc.	23,108	3,242,977

Procter & Gamble Co.	39,450	5,724,984

Sysco Corp.	7,866	637,775

Target Corp.	7,545	1,213,840

(Cost $31,295,790)		31,051,740

Energy — 2.0%

Baker Hughes Co.	16,460	1,046,033

Cheniere Energy, Inc.	3,500	1,020,915

Halliburton Co.	14,593	537,752

Marathon Petroleum Corp.	4,929	1,840,094

ONEOK, Inc.	10,435	1,001,865

Phillips 66	6,777	1,671,073

SLB Ltd.	25,582	1,537,478

Targa Resources Corp.	3,494	1,026,013

TechnipFMC PLC	6,622	517,509

Valero Energy Corp.	4,991	1,791,370

(Cost $7,177,419)		11,990,102

Financials — 11.4%

Aflac, Inc.	7,693	891,234

Allstate Corp.	4,347	1,120,657

American Express Co.	8,900	2,938,513

Ameriprise Financial, Inc.	1,485	821,368

Annaly Capital Management, Inc. REIT	13,146	301,306

Apollo Global Management, Inc.	6,985	954,011

Arch Capital Group Ltd. *	5,777	566,550

Ares Management Corp., Class A	3,439	492,362

Bank of New York Mellon Corp.	11,474	1,850,527

Blackrock, Inc.	2,473	2,857,823

Capital One Financial Corp.	10,000	2,145,100

Cboe Global Markets, Inc.	1,799	540,060

Charles Schwab Corp.	28,031	3,078,364

Citizens Financial Group, Inc.	7,349	506,126

Fidelity National Information Services, Inc.	8,849	360,774

Fifth Third Bancorp	14,847	798,323

Fiserv, Inc. *	8,838	471,154

Hartford Insurance Group, Inc.	4,691	644,450

See Notes to Financial Statements.

42 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Huntington Bancshares, Inc.	34,869	581,789

Intercontinental Exchange, Inc.	9,600	1,542,720

KeyCorp	15,365	332,038

LPL Financial Holdings, Inc.	1,367	505,975

Marsh & McLennan Cos., Inc.	8,070	1,531,686

Mastercard, Inc., Class A	13,694	8,070,011

MetLife, Inc.	9,154	871,186

Moody’s Corp.	2,499	1,261,095

Morgan Stanley	19,824	4,228,856

Nasdaq, Inc.	7,917	780,695

Northern Trust Corp.	2,897	537,567

PayPal Holdings, Inc.	14,500	763,642

PNC Financial Services Group, Inc.	6,770	1,622,295

Principal Financial Group, Inc.	3,892	428,743

Progressive Corp.	9,771	2,130,860

Prudential Financial, Inc.	5,721	672,790

Raymond James Financial, Inc.	2,971	529,343

Regions Financial Corp.	14,314	427,702

S&P Global, Inc.	5,155	2,246,755

State Street Corp.	4,614	883,027

Synchrony Financial	5,850	450,918

T. Rowe Price Group, Inc.	3,810	423,977

Travelers Cos., Inc.	3,588	1,312,957

Truist Financial Corp.	21,000	1,041,180

US Bancorp	26,582	1,636,920

Visa, Inc., Class A	28,040	10,637,535

Willis Towers Watson PLC	1,639	554,883

(Cost $53,346,720)		67,345,847

Health Care — 10.6%

Agilent Technologies, Inc.	4,938	758,279

Alnylam Pharmaceuticals, Inc. *	2,297	552,865

Amgen, Inc.	9,127	3,923,515

Biogen, Inc. *	2,546	551,591

Bristol-Myers Squibb Co.	34,641	2,314,365

Cencora, Inc.	3,160	1,022,576

Cigna Group	4,390	1,211,991

Cooper Cos., Inc. *	3,534	247,698

Danaher Corp.	10,669	2,278,472

Edwards Lifesciences Corp. *	9,901	898,516

Elevance Health, Inc.	3,671	1,441,014

Eli Lilly & Co.	13,534	15,655,184

Gilead Sciences, Inc.	20,997	3,072,701

Humana, Inc.	2,008	769,526

IDEXX Laboratories, Inc. *	1,297	722,027

Incyte Corp. *	2,778	342,305

IQVIA Holdings, Inc. *	2,774	724,541

Johnson & Johnson	40,746	10,832,324

Labcorp Holdings, Inc.	1,461	486,016

Merck & Co., Inc.	41,720	6,164,547

Mettler-Toledo International, Inc. *	331	465,101

	Number of Shares	Value $

Quest Diagnostics, Inc.	1,887	453,446

Royalty Pharma PLC, Class A	7,030	431,712

STERIS PLC	1,643	382,228

Stryker Corp.	5,773	1,869,297

Veeva Systems, Inc., Class A *	2,406	687,370

Vertex Pharmaceuticals, Inc. *	4,305	2,344,159

Waters Corp. *	1,694	702,383

West Pharmaceutical Services, Inc.	1,186	404,557

Zimmer Biomet Holdings, Inc.	3,461	346,239

Zoetis, Inc.	6,932	534,457

(Cost $51,474,406)		62,591,002

Industrials — 8.3%

3M Co.	8,738	1,501,451

Automatic Data Processing, Inc.	6,681	1,911,835

Axon Enterprise, Inc. *	1,285	728,030

Broadridge Financial Solutions, Inc.	2,076	378,621

C.H. Robinson Worldwide, Inc.	2,051	306,953

Carrier Global Corp.	12,406	722,277

Caterpillar, Inc.	7,790	6,212,291

Comfort Systems USA, Inc.	587	907,279

CSX Corp.	31,406	1,586,317

Cummins, Inc.	2,305	1,300,942

Deere & Co.	4,134	2,707,398

Delta Air Lines, Inc.	2,741	213,798

Dover Corp.	2,310	448,671

Eaton Corp. PLC	6,609	2,656,025

EMCOR Group, Inc.	769	564,861

Expeditors International of Washington, Inc.	2,310	438,091

Ferguson Enterprises, Inc.	3,254	730,556

Fortive Corp.	4,433	260,838

GE Aerospace.	17,484	5,869,554

GE Vernova, Inc.	4,554	4,091,906

Hubbell, Inc.	884	400,452

IDEX Corp.	1,261	288,315

Ingersoll Rand, Inc.	6,562	505,602

Jacobs Solutions, Inc.	1,861	277,382

JB Hunt Transport Services, Inc.	1,304	346,173

Johnson Controls International PLC	10,212	1,411,707

Lennox International, Inc.	574	219,635

Old Dominion Freight Line, Inc.	3,233	646,471

Paychex, Inc.	5,595	712,467

Quanta Services, Inc.	2,510	1,523,796

Rockwell Automation, Inc.	1,870	793,684

Trane Technologies PLC	3,736	1,660,278

TransUnion	3,259	276,722

Union Pacific Corp.	10,051	3,022,034

United Rentals, Inc.	1,051	1,090,938

Veralto Corp.	4,148	408,868

See Notes to Financial Statements.

DBX ETF Trust | 43

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Verisk Analytics, Inc.	2,140	414,689

W.W. Grainger, Inc.	728	953,309

XPO, Inc. *	1,896	367,805

Xylem, Inc.	4,128	454,534

(Cost $36,536,807)		49,312,555

Information Technology — 36.4%

Accenture PLC, Class A	10,234	1,942,004

Adobe, Inc. *	6,708	1,964,035

Advanced Micro Devices, Inc. *	27,576	12,980,575

Analog Devices, Inc.	8,173	2,959,770

Applied Materials, Inc.	13,444	6,162,595

Atlassian Corp., Class A *	2,807	545,035

Autodesk, Inc. *	3,630	938,464

Cadence Design Systems, Inc. *	4,607	1,560,759

F5, Inc. *	940	382,702

Fair Isaac Corp. *	382	438,234

First Solar, Inc. *	1,703	343,836

Hewlett Packard Enterprise Co.	22,174	1,158,370

International Business Machines Corp.	15,906	3,719,936

Intuit, Inc.	4,611	1,656,732

Keysight Technologies, Inc. *	2,886	931,312

Lam Research Corp.	21,191	6,388,875

Marvell Technology, Inc.	14,453	3,059,122

Microsoft Corp.	119,295	60,517,161

NetApp, Inc.	3,259	603,860

NVIDIA Corp.	388,678	85,812,329

NXP Semiconductors NV	4,242	952,923

Palo Alto Networks, Inc. *	13,793	5,270,719

PTC, Inc. *	1,973	307,275

Salesforce, Inc.	13,450	3,463,913

Seagate Technology Holdings PLC	3,742	3,099,798

ServiceNow, Inc. *	17,457	2,583,461

Synopsys, Inc. *	3,040	1,336,354

Twilio, Inc., Class A *	2,422	570,696

Western Digital Corp.	5,796	2,611,388

Workday, Inc., Class A *	3,398	670,935

Zscaler, Inc. *	1,728	325,529

(Cost $133,901,906)		215,258,697

Materials — 2.0%

Ball Corp.	3,981	250,684

CRH PLC	11,209	1,056,897

Ecolab, Inc.	4,209	1,191,989

International Flavors & Fragrances, Inc.	4,332	373,981

International Paper Co.	8,521	323,201

Linde PLC	7,873	3,854,463

Martin Marietta Materials, Inc.	1,027	532,705

Newmont Corp.	18,045	2,274,753

Nucor Corp.	3,699	923,418

	Number of Shares	Value $

PPG Industries, Inc.	3,588	402,466

Smurfit Westrock PLC *	9,123	427,869

Steel Dynamics, Inc.	2,278	529,908

(Cost $10,334,924)		12,142,334

Real Estate — 2.0%

American Tower Corp. REIT	7,716	1,355,701

CBRE Group, Inc., Class A *	4,856	708,053

Crown Castle, Inc. REIT	7,555	575,238

Digital Realty Trust, Inc. REIT	6,316	1,172,187

Equinix, Inc. REIT	1,645	1,721,854

Iron Mountain, Inc. REIT	5,132	591,976

Prologis, Inc. REIT	15,969	2,234,383

SBA Communications Corp. REIT	1,821	345,371

Welltower, Inc. REIT	11,866	2,803,224

Weyerhaeuser Co. REIT	12,019	280,884

(Cost $11,427,388)		11,788,871

Utilities — 0.9%

American Water Works Co., Inc.	3,356	463,900

Atmos Energy Corp.	2,766	459,516

CMS Energy Corp.	5,081	345,813

Consolidated Edison, Inc.	6,160	659,243

Edison International	6,673	360,208

Eversource Energy	6,499	455,840

Exelon Corp.	17,235	753,514

NiSource, Inc.	8,376	342,746

NRG Energy, Inc.	3,491	384,429

Sempra	10,724	876,151

(Cost $5,146,852)		5,101,360

TOTAL COMMON STOCKS

(Cost $439,272,815)		588,531,391

RIGHTS — 0.0%

Financials — 0.0%

TPG, Inc.* (a)

(Cost $0)	3,757	38

EXCHANGE-TRADED FUNDS — 0.0%

Xtrackers S&P 500 Scored & Screened ETF (b)

(Cost $68,456)	1,500	106,170

See Notes to Financial Statements.

44 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

CASH EQUIVALENTS — 0.3%

DWS Government Money Market Series “Institutional Shares”, 3.65% (c)

(Cost $1,545,430)	1,545,430	1,545,430

TOTAL INVESTMENTS — 99.9%

(Cost $440,886,701)		590,183,029

Other assets and liabilities, net — 0.1%		655,820

NET ASSETS — 100.0%		590,838,849

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026

EXCHANGE-TRADED FUNDS — 0.0%

Xtrackers S&P 500 Scored & Screened ETF (b)

929,760	—	(894,421)	176,054	(105,223)	4,480	—	1,500	106,170

SECURITIES LENDING COLLATERAL —0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (c)(d)

—	—	—	—	—	359	—	—	—

CASH EQUIVALENTS — 0.3%

DWS Government Money Market Series “Institutional Shares”, 3.65% (c)

2,035,890	7,663,113	(8,153,573)	—	—	68,562	—	1,545,430	1,545,430

2,965,650	7,663,113	(9,047,994)	176,054	(105,223)	73,401	—	1,546,930	1,651,600

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust

At August 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

E-Mini S&P 500 Index	USD	1	372,945	384,950	9/18/2026	12,005

E-Mini S&P Mid 400 Index	USD	1	382,895	376,710	9/18/2026	(6,185)

Micro E-Mini S&P 500 Index	USD	33	1,255,715	1,270,335	9/18/2026	14,620

Total net unrealized appreciation						20,440

See Notes to Financial Statements.

DBX ETF Trust | 45

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF (Continued)

August 31, 2026

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$588,531,391	$—	$—	$588,531,391

Rights	—	—	38	38

Exchange-Traded Funds	106,170	—	—	106,170

Short-Term Investments (a)	1,545,430	—	—	1,545,430

Derivatives (b)

Futures Contracts	26,625	—	—	26,625

TOTAL	$590,209,616	$—	$38	$590,209,654

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$(6,185)	$—	$—	$(6,185)

TOTAL	$(6,185)	$—	$—	$(6,185)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

46 | DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

August 31, 2026

	Number of Shares	Value $
COMMON STOCKS — 99.8%

Communication Services — 10.9%

Alphabet, Inc., Class A	31,241	10,601,633

Alphabet, Inc., Class C	26,600	8,921,906

AppLovin Corp., Class A *	1,373	428,458

AT&T, Inc.	34,161	884,428

Charter Communications, Inc., Class A * (a)	318	48,476

Comcast Corp., Class A	17,950	477,829

Fox Corp., Class A	971	65,397

Fox Corp., Class B	657	39,565

Live Nation Entertainment, Inc. *	890	160,102

Meta Platforms, Inc., Class A	10,843	6,205,883

Netflix, Inc. *	20,195	1,636,805

Reddit, Inc., Class A *	878	129,777

ROBLOX Corp., Class A *	3,868	159,710

Take-Two Interactive Software, Inc. *	1,005	220,798

T-Mobile US, Inc.	2,406	434,139

Verizon Communications, Inc.	20,290	1,014,906

Walt Disney Co.	8,439	907,614

Warner Bros Discovery, Inc. *	11,336	323,416

(Cost $19,534,230)		32,660,842

Consumer Discretionary — 9.5%

Airbnb, Inc., Class A *	2,212	405,283

Amazon.com, Inc. *	45,561	11,835,381

AutoZone, Inc. *	161	481,590

Booking Holdings, Inc.	3,952	786,804

Chipotle Mexican Grill, Inc. *	6,626	251,987

D.R. Horton, Inc.	2,249	325,115

DoorDash, Inc., Class A *	3,023	700,550

eBay, Inc.	4,309	446,240

Expedia Group, Inc.	721	228,644

Ford Motor Co.	566	7,890

Garmin Ltd.	1,804	512,534

General Motors Co.	319	27,536

Home Depot, Inc.	4,987	1,634,888

Lennar Corp., Class A	2,460	206,911

Lennar Corp., Class B	569	46,806

Lowe’s Cos., Inc.	3,025	619,217

Marriott International, Inc., Class A	1,054	360,215

McDonald’s Corp.	3,228	850,707

MercadoLibre, Inc. *	366	708,649

NIKE, Inc., Class B	11,194	437,238

O’Reilly Automotive, Inc. *	6,903	612,986

PulteGroup, Inc.	2,500	315,800

Starbucks Corp.	5,431	577,044

Tesla, Inc. *	14,824	5,454,491

Ulta Beauty, Inc. *	754	404,973

	Number of Shares	Value $

Yum! Brands, Inc.	440	67,456

(Cost $24,549,146)		28,306,935

Consumer Staples — 2.7%

Archer-Daniels-Midland Co.	12	976

Church & Dwight Co., Inc.	3,621	361,303

Colgate-Palmolive Co.	4,789	430,148

Dollar Tree, Inc. *	1,692	214,190

Estee Lauder Cos., Inc., Class A	4,336	443,573

General Mills, Inc.	6,046	249,095

Hershey Co.	1,981	349,072

Kenvue, Inc.	21,659	408,922

Keurig Dr Pepper, Inc.	12,740	405,896

Kimberly-Clark Corp. (a)	3,106	335,293

Kraft Heinz Co.	8,831	226,692

Mondelez International, Inc., Class A	8,649	536,843

Monster Beverage Corp. *	11,986	550,397

PepsiCo, Inc.	7,889	1,107,142

Procter & Gamble Co.	11,738	1,703,419

Sysco Corp.	4,496	364,536

Target Corp.	2,106	338,813

Tyson Foods, Inc., Class A	47	2,592

(Cost $8,476,796)		8,028,902

Financials — 10.8%

Aflac, Inc.	2,179	252,437

Allstate Corp.	767	197,733

American Express Co.	2,652	875,611

American International Group, Inc.	2,856	218,084

Ameriprise Financial, Inc.	304	168,145

Aon PLC, Class A	963	309,624

Apollo Global Management, Inc.	2,254	307,851

Arch Capital Group Ltd. *	1,381	135,435

Ares Management Corp., Class A	29	4,152

Arthur J Gallagher & Co.	1,322	346,562

Bank of America Corp.	29,515	1,828,159

Bank of New York Mellon Corp.	3,443	555,287

Blackrock, Inc.	756	873,641

Block, Inc. *	3,121	255,984

Capital One Financial Corp.	2,473	530,483

Cboe Global Markets, Inc.	641	192,428

Charles Schwab Corp.	8,053	884,380

Chubb Ltd.	1,652	559,367

Cincinnati Financial Corp.	615	104,489

Citigroup, Inc.	8,173	1,075,730

Citizens Financial Group, Inc.	56	3,857

CME Group, Inc.	1,873	534,742

Coinbase Global, Inc., Class A *	1,304	245,309

Corpay, Inc. *	417	168,593

Everest Group Ltd.	4	1,499

See Notes to Financial Statements.

DBX ETF Trust | 47

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Fidelity National Information Services, Inc.	3,649	148,770

Fifth Third Bancorp	2,213	118,993

Fiserv, Inc. *	3,430	182,853

Global Payments, Inc.	1,754	159,702

Goldman Sachs Group, Inc.	1,405	1,441,390

Hartford Insurance Group, Inc.	947	130,099

Huntington Bancshares, Inc.	11,655	194,464

Interactive Brokers Group, Inc., Class A	2,452	238,555

Intercontinental Exchange, Inc.	2,977	478,404

JPMorgan Chase & Co.	12,430	4,425,329

KeyCorp	2,063	44,581

KKR & Co., Inc.	3,687	404,538

M&T Bank Corp.	288	67,375

Markel Group, Inc. *	42	75,722

Marsh & McLennan Cos., Inc.	2,324	441,095

Mastercard, Inc., Class A	3,736	2,201,662

MetLife, Inc.	1,371	130,478

Moody’s Corp.	809	408,254

Morgan Stanley	5,806	1,238,536

MSCI, Inc.	414	236,245

Nasdaq, Inc.	2,586	255,005

Northern Trust Corp.	38	7,051

PayPal Holdings, Inc.	4,790	252,265

PNC Financial Services Group, Inc.	1,819	435,887

Principal Financial Group, Inc.	527	58,054

Progressive Corp.	2,553	556,758

Prudential Financial, Inc.	746	87,730

Raymond James Financial, Inc.	990	176,388

Regions Financial Corp.	1,590	47,509

Robinhood Markets, Inc., Class A *	3,986	417,773

Rocket Cos., Inc., Class A *	7,761	104,075

S&P Global, Inc.	1,460	636,326

State Street Corp.	1,452	277,884

Synchrony Financial	1,804	139,052

Travelers Cos., Inc.	1,079	394,838

Truist Financial Corp.	5,708	283,003

US Bancorp	6,127	377,301

Visa, Inc., Class A	7,841	2,974,640

W.R. Berkley Corp.	1,104	74,586

Wells Fargo & Co.	13,971	1,206,955

Willis Towers Watson PLC	490	165,890

(Cost $20,159,729)		32,325,597

Health Care — 12.7%

Abbott Laboratories	10,752	1,186,591

AbbVie, Inc.	9,247	2,371,116

Agilent Technologies, Inc.	3,211	493,081

Alnylam Pharmaceuticals, Inc. *	1,460	351,407

Amgen, Inc.	3,229	1,388,083

	Number of Shares	Value $

Becton Dickinson & Co.	2,911	547,588

Biogen, Inc. *	2,032	440,233

Boston Scientific Corp. *	12,901	623,118

Bristol-Myers Squibb Co.	14,152	945,495

Cardinal Health, Inc.	1,668	391,346

Cencora, Inc.	1,113	360,167

Centene Corp. *	2,969	191,025

Cigna Group	1,294	357,248

CVS Health Corp.	8,318	781,143

Danaher Corp.	4,296	917,454

Dexcom, Inc. *	5,394	491,178

Edwards Lifesciences Corp. *	5,507	499,760

Elevance Health, Inc.	1,086	426,298

Eli Lilly & Co.	4,123	4,769,198

GE HealthCare Technologies, Inc.	5,720	407,436

Gilead Sciences, Inc.	7,667	1,121,989

HCA Healthcare, Inc.	729	302,134

Humana, Inc.	13	4,982

IDEXX Laboratories, Inc. *	842	468,733

Intuitive Surgical, Inc. *	2,290	863,009

IQVIA Holdings, Inc. *	2,099	548,238

Johnson & Johnson	12,186	3,239,648

Labcorp Holdings, Inc.	511	169,989

McKesson Corp.	760	672,843

Medtronic PLC	9,114	826,184

Merck & Co., Inc.	13,556	2,003,035

Mettler-Toledo International, Inc. *	304	427,163

Pfizer, Inc.	37,521	1,067,848

Quest Diagnostics, Inc.	715	171,814

Regeneron Pharmaceuticals, Inc.	865	691,204

ResMed, Inc.	1,876	450,428

Royalty Pharma PLC, Class A	6,607	405,736

STERIS PLC	1,626	378,273

Stryker Corp.	2,423	784,567

Thermo Fisher Scientific, Inc.	2,235	1,379,218

UnitedHealth Group, Inc.	4,287	1,669,401

Veeva Systems, Inc., Class A *	966	275,977

Vertex Pharmaceuticals, Inc. *	1,722	937,663

Waters Corp. *	1,184	490,922

West Pharmaceutical Services, Inc.	1,033	352,367

Zoetis, Inc.	5,394	415,877

(Cost $29,896,948)		38,058,207

Industrials — 3.8%

Automatic Data Processing, Inc.	2,031	581,191

Bloom Energy Corp., Class A *	2,167	447,052

Carrier Global Corp.	3,627	211,164

Cintas Corp.	1,835	370,285

Comfort Systems USA, Inc.	295	455,958

Copart, Inc. *	13,389	441,703

See Notes to Financial Statements.

48 | DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Deere & Co.	1,376	901,156

Delta Air Lines, Inc.	2,721	212,238

Dover Corp.	1,163	225,889

Equifax, Inc.	785	148,490

Fastenal Co.	10,993	542,065

FedEx Corp.	1,643	537,918

Ferguson Enterprises, Inc.	1,972	442,734

Johnson Controls International PLC	2,841	392,740

Old Dominion Freight Line, Inc.	2,026	405,119

Otis Worldwide Corp.	4,197	298,533

PACCAR, Inc.	774	96,077

Paychex, Inc.	1,950	248,313

Rollins, Inc.	2,430	87,650

Snap-on, Inc.	723	279,302

Southwest Airlines Co.	1,995	76,867

Trane Technologies PLC	1,028	456,843

Uber Technologies, Inc. *	11,955	904,396

United Airlines Holdings, Inc. *	1,521	164,253

United Parcel Service, Inc., Class B	5,330	555,546

Verisk Analytics, Inc.	856	165,876

Vertiv Holdings Co., Class A	2,425	627,396

W.W. Grainger, Inc.	219	286,778

Waste Management, Inc.	2,868	627,862

Westinghouse Air Brake Technologies Corp.	314	89,782

(Cost $9,522,714)		11,281,176

Information Technology — 44.0%

Accenture PLC, Class A	3,216	610,268

Adobe, Inc. *	2,078	608,418

Advanced Micro Devices, Inc. *	7,989	3,760,582

Analog Devices, Inc.	2,946	1,066,864

Apple, Inc.	81,621	25,861,614

Applied Materials, Inc.	4,094	1,876,649

Arista Networks, Inc. *	6,253	1,223,650

ARM Holdings PLC, ADR *	1,374	332,384

Astera Labs, Inc. *	1,308	388,450

Autodesk, Inc. *	1,233	318,767

Broadcom, Inc.	24,412	9,040,740

Cadence Design Systems, Inc. *	1,394	472,259

Ciena Corp. *	1,232	471,610

Cisco Systems, Inc.	20,474	2,262,172

Cloudflare, Inc., Class A *	1,656	505,262

Cognizant Technology Solutions Corp., Class A	3,338	215,568

Coherent Corp. *	1,720	477,868

Corning, Inc.	4,918	731,454

Crowdstrike Holdings, Inc., Class A *	4,932	1,139,292

Datadog, Inc., Class A *	1,680	398,227

Fair Isaac Corp. *	148	169,787

	Number of Shares	Value $

Fortinet, Inc. *	3,139	536,549

GLOBALFOUNDRIES, Inc.	2,249	100,508

HP, Inc.	4,376	131,368

Intel Corp. *	21,966	1,966,177

Intuit, Inc.	1,426	512,362

Keysight Technologies, Inc. *	1,578	509,221

KLA Corp.	7,237	1,269,732

Lam Research Corp.	6,522	1,966,318

Lumentum Holdings, Inc. *	685	626,611

Marvell Technology, Inc.	4,868	1,030,361

Microchip Technology, Inc.	5,647	414,772

Micron Technology, Inc.	5,486	5,259,593

Microsoft Corp.	40,415	20,502,125

MongoDB, Inc. *	509	230,765

Monolithic Power Systems, Inc.	421	533,731

Motorola Solutions, Inc.	1,407	682,817

NetApp, Inc.	2,492	461,743

NVIDIA Corp.	133,296	29,429,091

NXP Semiconductors NV	1,972	442,990

ON Semiconductor Corp. *	3,533	261,760

Oracle Corp.	8,171	1,218,460

Palo Alto Networks, Inc. *	3,902	1,491,071

QUALCOMM, Inc.	6,318	1,077,093

Salesforce, Inc.	3,980	1,025,009

Sandisk Corp. *	675	1,057,522

Seagate Technology Holdings PLC	1,303	1,079,379

ServiceNow, Inc. *	5,170	765,108

Snowflake, Inc. *	1,747	579,008

Strategy, Inc. *	2,096	278,642

Synopsys, Inc. *	1,004	441,348

TE Connectivity PLC	2,674	548,838

Teradyne, Inc.	1,448	506,554

Texas Instruments, Inc.	5,080	1,325,423

VeriSign, Inc.	551	158,842

Western Digital Corp.	1,977	890,737

Workday, Inc., Class A *	1,297	256,093

Zoom Communications, Inc. *	1,822	176,151

Zscaler, Inc. *	859	161,823

(Cost $68,370,346)		131,837,580

Materials — 1.3%

Corteva, Inc.	5,848	494,916

CRH PLC	4,327	407,993

Ecolab, Inc.	2,047	579,710

International Paper Co.	1,470	55,757

Martin Marietta Materials, Inc.	602	312,257

Nucor Corp.	434	108,344

Packaging Corp. of America	1,278	298,975

PPG Industries, Inc.	1,853	207,851

Sherwin-Williams Co.	1,702	576,655

Southern Copper Corp.	2,007	419,202

See Notes to Financial Statements.

DBX ETF Trust | 49

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2026

	Number of Shares	Value $

Vulcan Materials Co.	1,282	345,602

(Cost $2,863,844)		3,807,262

Real Estate — 3.1%

American Tower Corp. REIT	3,787	665,376

CBRE Group, Inc., Class A *	2,666	388,729

Crown Castle, Inc. REIT	5,509	419,455

Digital Realty Trust, Inc. REIT	3,128	580,526

Equinix, Inc. REIT	720	753,638

Essex Property Trust, Inc. REIT	1,226	346,909

Extra Space Storage, Inc. REIT	2,819	397,761

Iron Mountain, Inc. REIT	3,673	423,681

Prologis, Inc. REIT	6,146	859,948

Public Storage REIT	1,557	477,983

Realty Income Corp. REIT	8,363	512,485

SBA Communications Corp. REIT	1,984	376,285

Simon Property Group, Inc. REIT	2,734	580,483

Ventas, Inc. REIT	5,073	462,505

VICI Properties, Inc. REIT	15,303	392,522

Vivmark Residential REIT	11,361	740,056

Welltower, Inc. REIT	4,444	1,049,851

(Cost $8,002,178)		9,428,193

Utilities — 1.0%

	Number of Shares	Value $

American Water Works Co., Inc.	8,443	1,167,076

Edison International	14,729	795,071

Exelon Corp.	20,127	879,953

(Cost $2,886,590)		2,842,100

TOTAL COMMON STOCKS

(Cost $194,262,521)		298,576,794

EXCHANGE-TRADED FUNDS — 0.0%

iShares Paris-Aligned Climate Optimized MSCI USA ETF	300	23,625

Vanguard Morningstar Mid-Cap ETF	400	32,824

Xtrackers MSCI USA Climate Action Equity ETF (b)	1,000	45,556

(Cost $64,884)		102,005

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 3.65% (c)

(Cost $433,412)	433,412	433,412

TOTAL INVESTMENTS — 99.9%

(Cost $194,760,817)		299,112,211

Other assets and liabilities, net — 0.1%		282,695

NET ASSETS — 100.0%		299,394,906

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026

EXCHANGE-TRADED FUNDS — 0.0%

Xtrackers MSCI USA Climate Action Equity ETF (b)

300,332	—	(285,181)		78,259	(47,854)	3,717	—	1,000	45,556

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (c)(d)

62,050	—	(62,050	) (e)	—	—	489	—	—	—

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 3.65% (c)

360,132	4,731,410	(4,658,130)		—	—	18,265	—	433,412	433,412

722,514	4,731,410	(5,005,361)		78,259	(47,854)	22,471	—	434,412	478,968

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $380,377, which is 0.1% of net assets.

(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $393,434.

See Notes to Financial Statements.

50 | DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2026

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2026.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust

At August 31, 2026, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Depreciation ($)

Micro E-Mini S&P 500 Index	USD	16	615,998	615,920	9/18/2026	(78)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$298,576,794	$—	$—	$298,576,794

Exchange-Traded Funds	102,005	—	—	102,005

Short-Term Investments (a)	433,412	—	—	433,412

TOTAL	$299,112,211	$—	$—	$299,112,211

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$(78)	$—	$—	$(78)

TOTAL	$(78)	$—	$—	$(78)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 51

Schedule of Investments

Xtrackers RREEF Global Natural Resources ETF

August 31, 2026

	Number of Shares	Value $

COMMON STOCKS — 99.7%

Australia — 1.2%

Woodside Energy Group Ltd.

(Cost $428,823)	19,297	448,343

Brazil — 2.8%

Petroleo Brasileiro SA - Petrobras, ADR	17,961	347,546

Suzano SA, ADR (a)	81,467	710,392

(Cost $1,028,119)		1,057,938

Canada — 21.7%

Cameco Corp.	4,087	403,364

Canadian Natural Resources Ltd.	14,647	734,199

Capstone Copper Corp. *	46,511	539,491

Cenovus Energy, Inc.	15,242	489,485

Franco-Nevada Corp.	2,417	635,659

Hudbay Minerals, Inc.	22,558	645,514

Kinross Gold Corp.	24,738	757,326

Nexgen Energy Ltd. *	19,139	200,184

Nutrien Ltd.	27,652	2,085,220

Suncor Energy, Inc.	10,402	695,793

Teck Resources Ltd., Class B	13,754	937,669

(Cost $6,633,128)		8,123,904

China — 0.9%

Zijin Mining Group Co. Ltd., Class H

(Cost $306,620)	69,060	322,602

Finland — 2.1%

Stora Enso OYJ, Class R

(Cost $751,474)	65,475	770,065

France — 0.8%

TotalEnergies SE

(Cost $221,369)	3,295	289,089

Ireland — 2.7%

Smurfit Westrock PLC

(Cost $928,214)	21,853	1,024,906

Israel — 0.8%

ICL Group Ltd.

(Cost $268,263)	51,099	291,312

Italy — 1.4%

Eni SpA

(Cost $559,060)	19,951	540,096

Netherlands — 1.8%

JBS NV, Class A

(Cost $680,017)	49,498	665,253

South Africa — 3.5%

Gold Fields Ltd., ADR	18,394	852,930

Gold Fields Ltd.	9,582	439,866

(Cost $716,569)		1,292,796

	Number of Shares	Value $

Spain — 1.1%

Repsol SA

(Cost $339,254)	12,612	399,216

Switzerland — 3.8%

Glencore PLC

(Cost $1,029,851)	175,254	1,415,202

United Kingdom — 10.7%

Anglo American PLC	11,080	641,301

BP PLC	84,126	586,829

Rio Tinto PLC	6,738	701,049

Shell PLC	46,015	2,086,539

(Cost $3,222,951)		4,015,718

United States — 44.4%

Albemarle Corp.	4,497	606,960

Alcoa Corp.	12,815	640,109

Anglogold Ashanti PLC	10,027	1,126,233

AptarGroup, Inc.	4,957	652,440

Archer-Daniels-Midland Co.	8,520	692,591

Avery Dennison Corp.	1,598	278,228

Baker Hughes Co.	4,113	261,381

Ball Corp.	9,940	625,922

Bunge Global SA	3,446	400,460

CF Industries Holdings, Inc.	3,467	450,814

Chevron Corp.	5,572	1,148,612

ConocoPhillips	2,331	308,834

Corteva, Inc.	12,747	1,078,779

Darling Ingredients, Inc. *	6,403	424,327

Devon Energy Corp.	6,786	329,189

EQT Corp.	553	29,962

ExxonMobil Holdings Corp.	8,760	1,409,922

Graphic Packaging Holding Co.	8,213	91,986

International Paper Co.	10,532	399,479

Marathon Petroleum Corp.	1,151	429,691

Mosaic Co.	7,967	192,164

Newmont Corp.	12,839	1,618,484

Ovintiv, Inc.	5,626	369,347

Packaging Corp. of America	3,050	713,517

Silgan Holdings, Inc.	10,562	438,745

SLB Ltd.	3,656	219,726

Steel Dynamics, Inc.	3,991	928,386

Valero Energy Corp.	1,146	411,322

Weyerhaeuser Co. REIT	14,036	328,021

(Cost $13,696,312)		16,605,631

TOTAL COMMON STOCKS

(Cost $30,810,024)		37,262,071

See Notes to Financial Statements.

52 | DBX ETF Trust

Schedule of Investments

Xtrackers RREEF Global Natural Resources ETF (Continued)

August 31, 2026

	Number of Shares	Value $

SECURITIES LENDING COLLATERAL — 1.9%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (b)(c) (Cost $705,775)	705,775	705,775

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 3.65% (b) (Cost $55,489)	55,489	55,489

TOTAL INVESTMENTS — 101.7% (Cost $31,571,288)		38,023,335

Other assets and liabilities, net — (1.7%)		(622,013)

NET ASSETS — 100.0%		37,401,322

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2026 is as follows:

Value ($) at 8/31/2025	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2026	Value ($) at 8/31/2026

SECURITIES LENDING COLLATERAL —1.9%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.59% (b)(c)

—	705,775	(d)	—	—	—	2,639	—	705,775	705,775

CASH EQUIVALENTS —0.1%

DWS Government Money Market Series “Institutional Shares”, 3.65% (b)

19,357	9,790,293		(9,754,161)	—	—	4,278	—	55,489	55,489

19,357	10,496,068		(9,754,161)	—	—	6,917	—	761,264	761,264

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $665,336, which is 1.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2026.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust

Securities	are listed in country of domicile.

See Notes to Financial Statements.

DBX ETF Trust | 53

Schedule of Investments

Xtrackers RREEF Global Natural Resources ETF (Continued)

August 31, 2026

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$37,262,071	$—	$—	$37,262,071

Short-Term Investments (a)	761,264	—	—	761,264

TOTAL	$38,023,335	$—	$—	$38,023,335

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

54 | DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2026

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Xtrackers MSCI EAFE Selection Equity ETF	Xtrackers MSCI Emerging Markets Select ETF	Xtrackers MSCI USA Climate Action Equity ETF

Assets

Investment in non-affiliated securities at value	$60,910,437	$68,238,391	$1,016,856,030	$3,507,798,203

Investment in affiliated securities at value	68,726	—	—	—

Investment in DWS Government Money Market Series	294,768	18,066	6,937,901	10,780,841

Investment in DWS Government & Agency Securities Portfolio*	—	92,050	—	—

Foreign currency at value	184,215	208,667	1,624,908	—

Deposit with broker for futures contracts	38,217	31,973	671,507	885,410

Foreign tax receivable	—	—	205,209	—

Receivables:

Investment securities sold	—	501,938	—	25,405,662

Capital shares	—	—	—	8,016,574

Variation margin on futures contracts	157,187	100,417	445,487	1,094,347

Dividends	44,043	109,129	1,260,079	2,551,975

Interest	945	68	17,336	31,416

Affiliated securities lending income	—	9	88	413

Foreign tax reclaim	2,516	155,015	—	878

Total assets	$61,701,054	$69,455,723	$1,028,018,545	$3,556,565,719

Liabilities

Payable upon return of securities loaned	$—	$92,050	$—	$—

Payables:

Investment securities purchased	—	631,417	—	19,679,660

Capital shares	—	—	—	15,936,106

Investment advisory fees	7,661	8,157	126,627	208,761

Deferred foreign tax	119,151	—	—	—

Total liabilities	126,812	731,624	126,627	35,824,527

Net Assets, at value	$61,574,242	$68,724,099	$1,027,891,918	$3,520,741,192

Net Assets Consist of

Paid-in capital	$127,887,358	$54,274,876	$742,749,396	$3,076,012,870

Distributable earnings (loss)	(66,313,116)	14,449,223	285,142,522	444,728,322

Net Assets, at value	$61,574,242	$68,724,099	$1,027,891,918	$3,520,741,192

Number of Common Shares outstanding	1,400,001	1,750,001	22,400,001	77,325,001

Net Asset Value	$43.98	$39.27	$45.89	$45.53

Investment in non-affiliated securities at cost	$50,244,155	$48,788,007	$733,251,140	$2,953,988,536

Investment in affiliated securities at cost	$50,138	$—	$—	$—

Value of securities loaned	$—	$88,485	$—	$5,134,347

Investment in DWS Government Money Market Series at cost	$294,768	$18,066	$6,937,901	$10,780,841

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$92,050	$—	$—

Non-cash collateral for securities on loan	$—	$—	$—	$5,311,152

Foreign currency at cost	$184,057	$203,621	$1,618,602	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust | 55

Statements of Assets and Liabilities (Continued)

August 31, 2026

	Xtrackers MSCI USA Selection Equity ETF	Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Xtrackers RREEF Global Natural Resources ETF

Assets

Investment in non-affiliated securities at value	$588,531,429	$298,633,243	$37,262,071

Investment in affiliated securities at value	106,170	45,556	—

Investment in DWS Government Money Market Series	1,545,430	433,412	55,489

Investment in DWS Government & Agency Securities Portfolio*	—	—	705,775

Foreign currency at value	—	—	22,965

Deposit with broker for futures contracts	146,010	45,758	—

Receivables:

Investment securities sold	4,489,066	—	1,004,551

Capital shares	—	—	170,625

Variation margin on futures contracts	101,921	86,074	—

Dividends	450,500	174,993	123,740

Interest	4,344	1,248	250

Affiliated securities lending income	17	12	330

Foreign tax reclaim	301	—	14,200

Total assets	$595,375,188	$299,420,296	$39,359,996

Liabilities

Payable upon return of securities loaned	$—	$—	$705,775

Payables:

Investment securities purchased	4,491,391	—	165,320

Capital shares	—	—	1,073,720

Investment advisory fees	44,948	25,390	13,859

Total liabilities	4,536,339	25,390	1,958,674

Net Assets, at value	$590,838,849	$299,394,906	$37,401,322

Net Assets Consist of

Paid-in capital	$523,464,336	$203,056,544	$31,180,198

Distributable earnings (loss)	67,374,513	96,338,362	6,221,124

Net Assets, at value	$590,838,849	$299,394,906	$37,401,322

Number of Common Shares outstanding	8,200,001	6,150,001	1,045,001

Net Asset Value	$72.05	$48.68	$35.79

Investment in non-affiliated securities at cost	$439,272,815	$194,297,855	$30,810,024

Investment in affiliated securities at cost	$68,456	$29,550	$—

Value of securities loaned	$—	$380,377	$665,336

Investment in DWS Government Money Market Series at cost	$1,545,430	$433,412	$55,489

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$705,775

Non-cash collateral for securities on loan	$—	$393,434	$—

Foreign currency at cost	$—	$—	$22,933

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

56 | DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2026

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Xtrackers MSCI EAFE Selection Equity ETF	Xtrackers MSCI Emerging Markets Select ETF	Xtrackers MSCI USA Climate Action Equity ETF

Investment Income

Unaffiliated dividend income*	$971,296	$1,661,577	$16,272,384	$37,313,643

Affiliated dividend income	751	—	—	—

Income distributions from affiliated funds	17,093	4,394	246,228	381,701

Affiliated securities lending income, net	43	424	2,476	1,508

Unaffiliated non-cash dividend income	—	—	980,914	—

Unaffiliated securities lending income, net	48	859	3,453	1,056

Total investment income	989,231	1,667,254	17,505,455	37,697,908

Expenses

Investment advisory fees	81,065	91,816	1,269,774	2,180,065

Interest expense (see note 2):	—	—	18,215	—

Other expenses	58	58	58	58

Total expenses	81,123	91,874	1,288,047	2,180,123

Less fees waived (see note 3): Waiver	(595)	(120)	(5,595)	(10,724)

Net expenses	80,528	91,754	1,282,452	2,169,399

Net investment income (loss)	908,703	1,575,500	16,223,003	35,528,509

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:

Investments**	1,557,798	(362,143)	13,287,085	(106,255,710)

Investments in affiliates	2,845	—	—	—

In-kind redemptions	642,394	4,012,897	17,095,763	595,501,656

Futures contracts	173,141	158,096	2,159,067	2,266,469

Foreign currency transactions	(30,949)	(11,341)	(24,306)	—

Net realized gain (loss)	2,345,229	3,797,509	32,517,609	491,512,415

Net change in unrealized appreciation (depreciation) on:

Investments***	10,745,606	6,773,502	257,586,810	(59,837,685)

Investments in affiliates	18,432	—	—	—

Futures contracts	(6,990)	10,245	(157,856)	(684,770)

Foreign currency translations	16,274	(3,322)	30,256	—

Net change in unrealized appreciation (depreciation)	10,773,322	6,780,425	257,459,210	(60,522,455)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	13,118,551	10,577,934	289,976,819	430,989,960

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,027,254	$12,153,434	$306,199,822	$466,518,469

* Unaffiliated foreign tax withheld	$132,103	$204,227	$2,922,547	$6,585

** Including foreign taxes	$57,843	$—	$4,452	$—

*** Including (Net of) change in deferred foreign taxes	$(35,306)	$—	$47,373	$—

See Notes to Financial Statements.

DBX ETF Trust | 57

Statements of Operations (Continued)

For the Year Ended August 31, 2026

	Xtrackers MSCI USA Selection Equity ETF	Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Xtrackers RREEF Global Natural Resources ETF

Investment Income

Unaffiliated dividend income*	$6,060,407	$3,047,355	$945,034

Affiliated dividend income	4,480	3,717	—

Income distributions from affiliated funds	68,562	18,265	4,278

Affiliated securities lending income, net	359	489	2,639

Unaffiliated securities lending income, net	201	394	1,513

Total investment income	6,134,009	3,070,220	953,464

Expenses

Investment advisory fees	489,526	282,399	157,910

Other expenses	58	58	58

Total expenses	489,584	282,457	157,968

Less fees waived (see note 3):

Waiver	(2,394)	(685)	(112)

Net expenses	487,190	281,772	157,856

Net investment income (loss)	5,646,819	2,788,448	795,608

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:

Investments	(7,105,972)	(2,208,740)	1,478,309

Investments in affiliates	176,054	78,259	—

In-kind redemptions	67,679,647	17,782,305	3,820,374

Futures contracts	334,182	56,661	—

Foreign currency transactions	—	—	(76)

Payments by Affiliates (see note 6)	—	—	11,946

Net realized gain (loss)	61,083,911	15,708,485	5,310,553

Net change in unrealized appreciation (depreciation) on:

Investments	47,059,558	34,809,436	4,662,690

Investments in affiliates	(105,223)	(47,854)	—

Futures contracts	(65,504)	(15,569)	—

Foreign currency translations	—	—	(2,322)

Net change in unrealized appreciation (depreciation)	46,888,831	34,746,013	4,660,368

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	107,972,742	50,454,498	9,970,921

Net Increase (Decrease) in Net Assets Resulting from Operations	$113,619,561	$53,242,946	$10,766,529

* Unaffiliated foreign tax withheld	$1,527	$—	$61,033

See Notes to Financial Statements.

58 | DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF		Xtrackers MSCI EAFE Selection Equity ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$908,703	$988,818	$1,575,500	$1,465,048

Net realized gain (loss)	2,345,229	2,233,113	3,797,509	(381,382)

Net change in net unrealized appreciation (depreciation)	10,773,322	5,530,718	6,780,425	2,909,895

Net increase (decrease) in net assets resulting from operations	14,027,254	8,752,649	12,153,434	3,993,561

Distributions to Shareholders from:

Distributions	(867,825)	(3,345,746)	(2,653,939)	(1,570,538)

Return of capital	—	(169,020)	—	—

Total distributions	(867,825)	(3,514,766)	(2,653,939)	(1,570,538)

Fund Shares Transactions

Proceeds from shares sold	15,486,553	1,675,956	5,743,661	6,452,560

Value of shares redeemed	(7,582,038)	(60,666,445)	(7,643,468)	(1,658,296)

Net increase (decrease) in net assets resulting from fund share transactions	7,904,515	(58,990,489)	(1,899,807)	4,794,264

Total net increase (decrease) in Net Assets	21,063,944	(53,752,606)	7,599,688	7,217,287

Net Assets

Beginning of year	40,510,298	94,262,904	61,124,411	53,907,124

End of year	$61,574,242	$40,510,298	$68,724,099	$61,124,411

Changes in Shares Outstanding

Shares outstanding, beginning of year	1,200,001	3,100,001	1,800,001	1,650,001

Shares sold	400,000	50,000	150,000	200,000

Shares redeemed	(200,000)	(1,950,000)	(200,000)	(50,000)

Shares outstanding, end of year	1,400,001	1,200,001	1,750,001	1,800,001

See Notes to Financial Statements.

DBX ETF Trust | 59

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging Markets Select ETF		Xtrackers MSCI USA Climate Action Equity ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$16,223,003	$8,906,210	$35,528,509	$33,936,253

Net realized gain (loss)	32,517,609	6,012,036	491,512,415	219,885,744

Net change in net unrealized appreciation (depreciation)	257,459,210	24,148,708	(60,522,455)	137,272,327

Net increase (decrease) in net assets resulting from operations	306,199,822	39,066,954	466,518,469	391,094,324

Distributions to Shareholders	(13,739,307)	(3,140,042)	(36,694,377)	(32,457,861)

Fund Shares Transactions

Proceeds from shares sold	630,473,523	987,754,402	1,387,502,217	1,325,311,114

Value of shares redeemed	(375,782,840)	(570,956,735)	(1,383,270,578)	(809,711,469)

Net increase (decrease) in net assets resulting from fund share transactions	254,690,683	416,797,667	4,231,639	515,599,645

Total net increase (decrease) in Net Assets	547,151,198	452,724,579	434,055,731	874,236,108

Net Assets

Beginning of year	480,740,720	28,016,141	3,086,685,461	2,212,449,353

End of year	$1,027,891,918	$480,740,720	$3,520,741,192	$3,086,685,461

Changes in Shares Outstanding

Shares outstanding, beginning of year	15,300,001	1,050,001	77,050,001	62,600,001

Shares sold	17,650,000	34,050,000	32,600,000	35,950,000

Shares redeemed	(10,550,000)	(19,800,000)	(32,325,000)	(21,500,000)

Shares outstanding, end of year	22,400,001	15,300,001	77,325,001	77,050,001

See Notes to Financial Statements.

60 | DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI USA Selection Equity ETF		Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$5,646,819	$8,043,020	$2,788,448	$2,770,196

Net realized gain (loss)	61,083,911	192,234,417	15,708,485	8,881,235

Net change in net unrealized appreciation (depreciation)	46,888,831	(100,332,345)	34,746,013	15,843,029

Net increase (decrease) in net assets resulting from operations	113,619,561	99,945,092	53,242,946	27,494,460

Distributions to Shareholders	(5,812,971)	(9,435,139)	(2,900,945)	(2,730,593)

Fund Shares Transactions

Proceeds from shares sold	97,869,753	113,633,134	18,274,235	48,566,788

Value of shares redeemed	(192,025,624)	(671,622,989)	(34,496,575)	(29,732,770)

Net increase (decrease) in net assets resulting from fund share transactions	(94,155,871)	(557,989,855)	(16,222,340)	18,834,018

Total net increase (decrease) in Net Assets	13,650,719	(467,479,902)	34,119,661	43,597,885

Net Assets

Beginning of year	577,188,130	1,044,668,032	265,275,245	221,677,360

End of year	$590,838,849	$577,188,130	$299,394,906	$265,275,245

Changes in Shares Outstanding

Shares outstanding, beginning of year	9,750,001	20,000,001	6,500,001	6,050,001

Shares sold	1,500,000	2,125,000	400,000	1,250,000

Shares redeemed	(3,050,000)	(12,375,000)	(750,000)	(800,000)

Shares outstanding, end of year	8,200,001	9,750,001	6,150,001	6,500,001

See Notes to Financial Statements.

DBX ETF Trust | 61

Statements of Changes in Net Assets (Continued)

	Xtrackers RREEF Global Natural Resources ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets from Operations

Net investment income (loss)	$795,608	$763,966

Net realized gain (loss)	5,310,553	(1,169,110)

Net change in net unrealized appreciation (depreciation)	4,660,368	1,341,956

Net increase (decrease) in net assets resulting from operations	10,766,529	936,812

Distributions to Shareholders	(916,793)	(936,245)

Fund Shares Transactions

Proceeds from shares sold	9,487,613	676,313

Value of shares redeemed	(13,552,498)	—

Net increase (decrease) in net assets resulting from fund share transactions	(4,064,885)	676,313

Total net increase (decrease) in Net Assets	5,784,851	676,880

Net Assets

Beginning of period	31,616,471	30,939,591

End of period	$37,401,322	$31,616,471

Changes in Shares Outstanding

Shares outstanding, beginning of period	1,175,001	1,150,001

Shares sold	280,000	25,000

Shares redeemed	(410,000)	—

Shares outstanding, end of period	1,045,001	1,175,001

See Notes to Financial Statements.

62 | DBX ETF Trust

Financial Highlights

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

	Years Ended August 31,
	2026	2025	2024	2023	2022

Selected Per Share Data

Net Asset Value, beginning of year	$33.76	$30.41	$26.75	$26.93	$34.69

Income (loss) from investment operations:

Net investment income (loss)(a)	0.67	0.58	0.47	0.60	0.70

Net realized and unrealized gain (loss)	10.19	5.23	3.48	(0.08)	(7.88)

Total from investment operations	10.86	5.81	3.95	0.52	(7.18)

Less distributions from:

Net investment income	(0.64)	(2.34)	(0.29)	(0.70)	(0.58)

Return of capital	–	(0.12)	–	–	–

Total from distributions	(0.64)	(2.46)	(0.29)	(0.70)	(0.58)

Net Asset Value, end of year	$43.98	$33.76	$30.41	$26.75	$26.93

Total Return (%)(b)	32.39	20.43	14.88	2.01	(20.81)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	62	41	94	492	493

Ratio of expenses before fee waiver (%)	0.15	0.15	0.15	0.15	0.15

Ratio of expenses after fee waiver (%)	0.15	0.15	0.15	0.15	0.15

Ratio of net investment income (loss) (%)	1.68	1.85	1.70	2.30	2.30

Portfolio turnover rate (%)(c)	27	17	79	16	33

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust | 63

Financial Highlights (Continued)

Xtrackers MSCI EAFE Selection Equity ETF
	Years Ended August 31,
	2026	2025	2024	2023	2022

Selected Per Share Data

Net Asset Value, beginning of year	$33.96	$32.67	$27.86	$24.26	$31.79

Income (loss) from investment operations:

Net investment income (loss)(a)	0.88	0.85	0.77	0.78	0.85

Net realized and unrealized gain (loss)	5.90	1.34	4.82	3.51	(7.57)

Total from investment operations	6.78	2.19	5.59	4.29	(6.72)

Less distributions from:

Net investment income	(1.47)	(0.90)	(0.78)	(0.69)	(0.81)

Total from distributions	(1.47)	(0.90)	(0.78)	(0.69)	(0.81)

Net Asset Value, end of year	$39.27	$33.96	$32.67	$27.86	$24.26

Total Return (%)(b)	20.41	6.97	20.32	17.79	(21.40)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	69	61	54	43	29

Ratio of expenses before fee waiver (%)	0.14	0.14	0.14	0.14	0.14

Ratio of expenses after fee waiver (%)	0.14	0.14	0.14	0.14	0.14

Ratio of net investment income (loss) (%)	2.40	2.68	2.59	2.92	3.04

Portfolio turnover rate (%)(c)	15	11	12	25	22

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

64 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets Select ETF

	Years Ended August 31,
	2026	2025	2024	2023	2022

Selected Per Share Data

Net Asset Value, beginning of year	$31.42	$26.68	$23.80	$24.39	$33.60

Income (loss) from investment operations:

Net investment income (loss)(a)	0.76	0.87	0.57	0.53	0.64

Net realized and unrealized gain (loss)	14.38	4.12	2.87	(0.65)	(9.14)

Total from investment operations	15.14	4.99	3.44	(0.12)	(8.50)

Less distributions from:

Net investment income	(0.67)	(0.25)	(0.56)	(0.47)	(0.71)

Total from distributions	(0.67)	(0.25)	(0.56)	(0.47)	(0.71)

Net Asset Value, end of year	$45.89	$31.42	$26.68	$23.80	$24.39

Total Return (%)(b)	48.60	18.80	14.74	(0.51)	(25.55)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	1,028	481	28	25	23

Ratio of expenses before fee waiver (%)	0.15	0.15	0.20	0.20	0.20

Ratio of expenses after fee waiver (%)	0.15	0.15	0.20	0.20	0.20

Ratio of net investment income (loss) (%)	1.92	3.01	2.33	2.21	2.22

Portfolio turnover rate (%)(c)	57	171	14	23	24

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust | 65

Financial Highlights (Continued)

Xtrackers MSCI USA Climate Action Equity ETF

	Years Ended August 31,
	2026	2025	2024	Period Ended 8/31/2023(a)

Selected Per Share Data

Net Asset Value, beginning of period	$40.06	$35.34	$28.05	$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.48	0.47	0.42	0.17

Net realized and unrealized gain (loss)	5.49	4.72	7.32	2.96

Total from investment operations	5.97	5.19	7.74	3.13

Less distributions from:

Net investment income	(0.50)	(0.47)	(0.41)	(0.08)

Net realized gains	–	–	(0.04)	–

Total from distributions	(0.50)	(0.47)	(0.45)	(0.08)

Net Asset Value, end of period	$45.53	$40.06	$35.34	$28.05

Total Return (%)(c)	15.02	14.82	27.85	12.55	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	3,521	3,087	2,212	2,275

Ratio of expenses before fee waiver (%)	0.07	0.07	0.07	0.07	*

Ratio of expenses after fee waiver (%)	0.07	0.07	0.07	0.07	*

Ratio of net investment income (loss) (%)	1.14	1.25	1.36	1.57	*

Portfolio turnover rate (%)(d)	35	12	20	7	**

(a)	For the period April 4, 2023 (commencement of operations) through August 31, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

66 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI USA Selection Equity ETF

	Years Ended August 31,
	2026	2025	2024	2023	2022

Selected Per Share Data

Net Asset Value, beginning of year	$59.20	$52.23	$41.86	$35.87	$41.89

Income (loss) from investment operations:

Net investment income (loss)(a)	0.67	0.61	0.58	0.57	0.53

Net realized and unrealized gain (loss)	12.86	7.00	10.41	6.04	(6.04)

Total from investment operations	13.53	7.61	10.99	6.61	(5.51)

Less distributions from:

Net investment income	(0.68)	(0.64)	(0.62)	(0.62)	(0.51)

Total from distributions	(0.68)	(0.64)	(0.62)	(0.62)	(0.51)

Net Asset Value, end of year	$72.05	$59.20	$52.23	$41.86	$35.87

Total Return (%)(b)	23.03	14.70	26.52	18.68	(13.29)

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of year ($ millions)	591	577	1,045	1,283	3,060

Ratio of expenses before fee waiver (%)	0.09	0.09	0.10	0.10	0.10

Ratio of expenses after fee waiver (%)	0.09	0.09	0.09	0.09	0.09

Ratio of net investment income (loss) (%)	1.04	1.12	1.26	1.56	1.32

Portfolio turnover rate (%)(c)	7	2	7	6	6

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust | 67

Financial Highlights (Continued)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

	Years Ended August 31,
	2026	2025	2024	2023		Period Ended 8/31/2022(a)

Selected Per Share Data

Net Asset Value, beginning of period	$40.81	$36.64	$29.00	$25.21		$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.44	0.44	0.41	0.39		0.07

Net realized and unrealized gain (loss)	7.88	4.17	7.62	3.74		0.14

Total from investment operations	8.32	4.61	8.03	4.13		0.21

Less distributions from:

Net investment income	(0.45)	(0.44)	(0.39)	(0.34)		–

Net realized gains	–	–	–	(0.00	)(c)	–

Total from distributions	(0.45)	(0.44)	(0.39)	(0.34)		–

Net Asset Value, end of period	$48.68	$40.81	$36.64	$29.00		$25.21

Total Return (%)(d)	20.54	12.71	27.94	16.60		0.84	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	299	265	222	148		76

Ratio of expenses before fee waiver (%)	0.10	0.10	0.10	0.10		0.10	*

Ratio of expenses after fee waiver (%)	0.10	0.10	0.10	0.10		0.10	*

Ratio of net investment income (loss) (%)	0.99	1.18	1.28	1.49		1.50	*

Portfolio turnover rate (%)(e)	8	12	11	8		11	**

(a)	For the period June 28, 2022 (commencement of operations) through August 31, 2022.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

68 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers RREEF Global Natural Resources ETF

	Years Ended August 31,
	2026	2025	Period Ended 8/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$26.91	$26.90	$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.71	0.65	0.46

Net realized and unrealized gain (loss)	8.99	0.16	1.72

Total from investment operations	9.70	0.81	2.18

Less distributions from:

Net investment income	(0.82)	(0.57)	(0.28)

Net realized gains	–	(0.23)	–

Total from distributions	(0.82)	(0.80)	(0.28)

Net Asset Value, end of period	$35.79	$26.91	$26.90

Total Return (%)(c)	36.73 (d)	3.23	8.75	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	37	32	31

Ratio of expenses before fee waiver (%)	0.45	0.45	0.45	*

Ratio of expenses after fee waiver (%)	0.45	0.45	0.45	*

Ratio of net investment income (loss) (%)	2.27	2.57	3.41	*

Portfolio turnover rate (%)(e)	142	143	49	**

(a)	For the period February 27, 2024 (commencement of operations) through August 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	The Fund’s total return includes a reimbursement for a loss due to a trade executed incorrectly. Excluding this reimbursement, total return would have been 0.04% lower.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 69

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2026, the Trust consists of forty-two investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Xtrackers MSCI EAFE Selection Equity ETF (renamed Xtrackers Bloomberg Developed Markets ex US Equity ETF effective September 14, 2026, see Note 10)

Xtrackers MSCI Emerging Markets Select ETF

Xtrackers MSCI USA Climate Action Equity ETF

Xtrackers MSCI USA Selection Equity ETF

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Xtrackers RREEF Global Natural Resources ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”). RREEF America L.L.C. (“RREEF”) an affiliate of the Advisor serves as the Sub-Advisor to the Xtrackers RREEF Global Natural Resources ETF.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), except Xtrackers RREEF Global Natural Resources ETF which offers shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares except for Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF which lots consists of 25,000 shares and Xtrackers RREEF Global Natural Resources ETF which lots consists of 10,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each of the following Funds is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR
Xtrackers MSCI EAFE Selection Equity ETF	MSCI EAFE Selection Index
Xtrackers MSCI Emerging Markets Select ETF (formerly Xtrackers MSCI Emerging Markets Climate Selection ETF)*	MSCI Global Select 500 — Emerging Markets Subset Index (formerly MSCI Global Climate 500 Emerging Markets Selection Index)*
Xtrackers MSCI USA Climate Action Equity ETF	MSCI USA Climate Action Index
Xtrackers MSCI USA Selection Equity ETF	MSCI USA Selection Index
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Solactive ISS ESG United States Net Zero Pathway Enhanced PAB Index (formerly Solactive ISS ESG United States Net Zero Pathway Enhanced Index)**

* Effective June 1, 2026, MSCI Inc. (the Index Provider) changed the name of the Fund’s Underlying Index resulting from changes to the screening methodology of the underlying Index’s parent index, the MSCI ACWI Select Climate 500 Index. At such time, the Fund also changed its name. The Fund will continue to seek investment results that correspond generally to the performance, before fees and expenses, of its Underlying Index. The Fund’s ticker symbol remains the same.

** Effective July 31, 2026, Solactive AG (the Index Provider) changed the name of the Fund’s Underlying Index. There was no change to the index methodology and no changes in the investment policies of the Fund. The Fund will continue to seek investment results that correspond generally to the performance, before fees and expenses, of its Underlying Index.

70 | DBX ETF Trust

The Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the “EMCR Index”) is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The EMCR Index is then weighted in such a manner seeking to align its constituents companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI EAFE Selection Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. Under normal circumstances, the annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI Global Select 500 - Emerging Markets Subset Index is comprised of large and mid-capitalization companies in emerging markets that meet certain environmental, social and governance (“ESG”) criteria as defined by the index provider. Under normal circumstances, the Underlying Index is rebalanced on a semi-annual basis as of the close of business of the last business day of May and November, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI USA Climate Action Index is comprised of large and mid-capitalization companies in the United States that the Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition. Under normal circumstances, the Underlying Index is rebalanced on a semi-annual basis, and reviewed and reweighted on an ongoing basis. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

The MSCI USA Selection Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies in the U.S. market. Under normal circumstances, the annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The Solactive ISS ESG United States Net Zero Pathway Enhanced PAB Index is comprised of large and mid-capitalization companies in the United States that meet certain ESG criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers RREEF Global Natural Resources ETF (“NRES”) seeks total return from both capital appreciation and current income. NRES is an actively-managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specific index. Under normal circumstances, NRES invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in securities of companies in the natural resources sector.

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF and Xtrackers MSCI USA Selection Equity ETF are diversified series of the Trust. Xtrackers MSCI Emerging Markets Select ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers RREEF Global Natural Resources ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

DBX ETF Trust | 71

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

72 | DBX ETF Trust

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF and Xtrackers MSCI Emerging Markets Select ETF to pay out dividends from its net investment income, if any, to investors semi-annually. It is the policy of Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers RREEF Global Natural Resources ETF to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2026 (or since the Fund’s inception if the Fund commenced operations less than four years prior to August 31, 2026), remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2026, the Funds did not incur any interest or penalties.

DBX ETF Trust | 73

As of August 31, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$616,212	$(75,927,684)	$8,998,356	$(66,313,116)

Xtrackers MSCI EAFE Selection Equity ETF	—	(3,091,555)	17,540,778	14,449,223

Xtrackers MSCI Emerging Markets Select ETF	8,095,487	(12,117)	277,059,152	285,142,522

Xtrackers MSCI USA Climate Action Equity ETF	6,314,245	(75,427,786)	513,841,863	444,728,322

Xtrackers MSCI USA Selection Equity ETF	1,263,396	(79,295,638)	145,406,755	67,374,513

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	693,110	(6,370,322)	102,015,574	96,338,362

Xtrackers RREEF Global Natural Resources ETF	153,624	—	6,067,500	6,221,124

The tax character of dividends and distributions declared for the periods ended August 31, 2026 and August 31, 2025 were as follows:

Year Ended August 31, 2026
Ordinary Income*

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$867,825

Xtrackers MSCI EAFE Selection Equity ETF	2,653,939

Xtrackers MSCI Emerging Markets Select ETF	13,739,307

Xtrackers MSCI USA Climate Action Equity ETF	36,694,377

Xtrackers MSCI USA Selection Equity ETF	5,812,971

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	2,900,945

Xtrackers RREEF Global Natural Resources ETF	916,793

	Year Ended August 31, 2025
	Ordinary Income*	Long Term Capital Gains	Return of Capital

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$3,345,746	$—	$169,020

Xtrackers MSCI EAFE Selection Equity ETF	1,570,538	—	—

Xtrackers MSCI Emerging Markets Select ETF	3,140,042	—	—

Xtrackers MSCI USA Climate Action Equity ETF	32,457,861	—	—

Xtrackers MSCI USA Selection Equity ETF	9,435,139	—	—

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	2,730,593	—	—

Xtrackers RREEF Global Natural Resources ETF	935,250	995	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2026, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$17,921,118	$58,005,462	$75,926,580

Xtrackers MSCI EAFE Selection Equity ETF	579,515	2,292,629	2,872,144

Xtrackers MSCI USA Climate Action Equity ETF	22,321,958	53,105,828	75,427,786

Xtrackers MSCI USA Selection Equity ETF	16,129,282	63,166,356	79,295,638

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	1,344,361	5,025,961	6,370,322

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal period ended August 31, 2026, the following Funds incurred and will elect to defer late year ordinary losses as follows:

Late Year Ordinary Losses

Xtrackers MSCI EAFE Selection Equity ETF	$219,411

74 | DBX ETF Trust

For the fiscal period ended August 31, 2026, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind and the utilization of earnings and profits distributed to shareholders on redemption of shares.

	Distributable earnings (loss)	Paid-In Capital

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$(583,825)	$583,825

Xtrackers MSCI EAFE Selection Equity ETF	(3,754,380)	3,754,380

Xtrackers MSCI Emerging Markets Select ETF	(25,790,423)	25,790,423

Xtrackers MSCI USA Climate Action Equity ETF	(580,698,561)	580,698,561

Xtrackers MSCI USA Selection Equity ETF	(66,231,235)	66,231,235

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	(17,205,126)	17,205,126

Xtrackers RREEF Global Natural Resources ETF	(4,381,383)	4,381,383

As of August 31, 2026, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$52,164,200	$9,109,731	$24,577,281	$(15,467,550)

Xtrackers MSCI EAFE Selection Equity ETF	50,824,662	17,530,965	21,903,858	(4,372,893)

Xtrackers MSCI Emerging Markets Select ETF	746,956,289	276,837,642	349,716,439	(72,878,797)

Xtrackers MSCI USA Climate Action Equity ETF	3,004,737,181	513,841,863	636,510,675	(122,668,812)

Xtrackers MSCI USA Selection Equity ETF	444,776,274	145,406,755	172,188,344	(26,781,589)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	197,096,637	102,015,574	111,193,681	(9,178,107)

Xtrackers RREEF Global Natural Resources ETF	31,956,362	6,066,973	6,842,128	(775,155)

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of August 31, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The adoption impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

A disaggregation of income taxes paid by jurisdiction is presented when such amounts are significant; however, income taxes paid by the Funds for the year ended August 31, 2026 were not considered significant.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. National Financial Services LLC (Fidelity Agency Lending) serves as securities lending agent for Xtrackers MSCI EAFE Selection Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers RREEF Global Natural Resources ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Deutsche Bank AG serves as securities lending agent for Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets Select ETF and Xtrackers

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MSCI USA Selection Equity ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2026, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of August 31, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2026, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2026
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total

Xtrackers MSCI EAFE Selection Equity ETF

Common Stocks	$37,550	$—	$—	$—	$37,550

Exchange-Traded Funds	$54,500	$—	$—	$—	$54,500

Total Borrowing	$92,050	$—	$—	$—	$92,050

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$92,050

Xtrackers MSCI USA Climate Action Equity ETF

Common Stocks	$5,311,152	$—	$—	$—	$5,311,152

Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions					$5,311,152

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Common Stocks	$393,434	$—	$—	$—	$393,434

Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions					$393,434

Xtrackers RREEF Global Natural Resources ETF

Common Stocks	$705,775	$—	$—	$—	$705,775

Gross amount of recognized liabilities and cash collateral for securities lending transactions					$705,775

As of August 31, 2026, Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets Select ETF and Xtrackers MSCI USA Selection Equity ETF had no securities on loan.

Derivatives

Futures Contracts. Each Fund may enter into futures contracts. For each fund, except, Xtrackers RREEF Global Natural Resources ETF, these futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. For Xtrackers RREEF Global Natural Resources ETF these futures will be used for liquidity purposes. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended August 31, 2026, Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF, Xtrackers MSCI Emerging Markets Select ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-

76 | DBX ETF Trust

traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2026 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Equity contracts	Unrealized appreciation on futures contracts*	$1,850	Unrealized depreciation on futures contracts*	$—

	Total	$1,850	Total	$—

Xtrackers MSCI EAFE Selection Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$14,573	Unrealized depreciation on futures contracts*	$—

	Total	$14,573	Total	$—

Xtrackers MSCI Emerging Markets Select ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$33,672

	Total	$—	Total	$33,672

Xtrackers MSCI USA Climate Action Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$246,757	Unrealized depreciation on futures contracts*	$24,740

	Total	$246,757	Total	$24,740

Xtrackers MSCI USA Selection Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$26,625	Unrealized depreciation on futures contracts*	$6,185

	Total	$26,625	Total	$6,185

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$78

	Total	$—	Total	$78

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended August 31, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts — Equity Contracts

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$173,141

Xtrackers MSCI EAFE Selection Equity ETF	158,096

Xtrackers MSCI Emerging Markets Select ETF	2,159,067

Xtrackers MSCI USA Climate Action Equity ETF	2,266,469

Xtrackers MSCI USA Selection Equity ETF	334,182

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	56,661

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Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts — Equity Contracts

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$(6,990)

Xtrackers MSCI EAFE Selection Equity ETF	10,245

Xtrackers MSCI Emerging Markets Select ETF	(157,856)

Xtrackers MSCI USA Climate Action Equity ETF	(684,770)

Xtrackers MSCI USA Selection Equity ETF	(65,504)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	(15,569)

For the period ended August 31, 2026 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$634,243

Xtrackers MSCI EAFE Selection Equity ETF	531,689

Xtrackers MSCI Emerging Markets Select ETF	6,504,678

Xtrackers MSCI USA Climate Action Equity ETF	12,640,882

Xtrackers MSCI USA Selection Equity ETF	2,061,243

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	552,796

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

RREEF America L.L.C. (“RREEF”) an affiliate of the Advisor serves as the Sub-Advisor to the Xtrackers RREEF Global Natural Resources ETF.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	0.15%

Xtrackers MSCI EAFE Selection Equity ETF	0.14%

Xtrackers MSCI Emerging Markets Select ETF	0.15%

Xtrackers MSCI USA Climate Action Equity ETF	0.07%

Xtrackers MSCI USA Selection Equity ETF	0.09%

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	0.10%

Xtrackers RREEF Global Natural Resources ETF	0.45%

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The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended August 31, 2026, the Advisor waived expenses of the Funds as follows:

Expenses Waived

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$595

Xtrackers MSCI EAFE Selection Equity ETF	120

Xtrackers MSCI Emerging Markets Select ETF	5,595

Xtrackers MSCI USA Climate Action Equity ETF	10,724

Xtrackers MSCI USA Selection Equity ETF	2,394

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	685

Xtrackers RREEF Global Natural Resources ETF	112

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the payments to the subadvisor (as applicable), cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The

Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the funds listed below. For the period ended August 31, 2026, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$7

Xtrackers MSCI Emerging Markets Select ETF	446

Xtrackers MSCI USA Selection Equity ETF	43

4. Investment Portfolio Transactions

For the year ended August 31, 2026, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$22,749,765	$14,215,279

Xtrackers MSCI EAFE Selection Equity ETF	10,053,328	11,128,720

Xtrackers MSCI Emerging Markets Select ETF	775,656,199	476,521,248

Xtrackers MSCI USA Climate Action Equity ETF	1,087,417,180	1,079,177,542

Xtrackers MSCI USA Selection Equity ETF	38,973,761	39,136,667

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	21,299,144	21,796,030

Xtrackers RREEF Global Natural Resources ETF	50,543,247	49,532,963

For the year ended August 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$1,738,020	$2,472,352

Xtrackers MSCI EAFE Selection Equity ETF	5,742,548	7,725,258

Xtrackers MSCI Emerging Markets Select ETF	64,964,238	108,895,580

Xtrackers MSCI USA Climate Action Equity ETF	1,387,341,687	1,382,544,488

Xtrackers MSCI USA Selection Equity ETF	97,868,397	191,167,979

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	18,274,731	34,143,933

Xtrackers RREEF Global Natural Resources ETF	8,242,001	13,368,686

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5. Fund Share Transactions

As of August 31, 2026, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the period ended August 31, 2026, the Advisor agreed to reimburse Xtrackers RREEF Global Natural Resources ETF $11,946 for a loss due to a trade executed incorrectly. The amount compensated was 0.04% of the Fund’s average net assets.

7. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments and US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade or regulatory limitations; restrictions on foreign ownership which require U.S. investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, a Qualified Foreign Investor (“QFI”) or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the U.S. and other countries to restrict the ability of investors outside China to invest in Chinese issuers.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets Select ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at August 31, 2026.

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9. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of August 31, 2026, there was one affiliated shareholder account for Xtrackers RREEF Global Natural Resources ETF, owning 38% of the shares outstanding.

10. Change in fund name, ticker, underlying Index and investment objective

Effective September 14, 2026 (the “Effective Date”), the Xtrackers MSCI EAFE Selection Equity ETF changed to Xtrackers Bloomberg Developed Markets ex US Equity ETF, the ticker symbol changed from EASG to DMXU and the underlying Index changed to the Bloomberg Developed Markets ex US Core Markets Index. The Fund’s changes were proposed by the Advisor and considered and approved by the Fund’s Board of Trustees on July 1, 2026.

On the Effective Date, the Fund changed its current investment objective of seeking “investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE Selection Index”, to seeking “investment results that correspond generally to the performance, before fees and expenses, of the Bloomberg Developed Markets ex US Core Markets Index”. In addition, on the Effective Date the Fund’s unitary advisory fee was reduced from 0.14% to 0.03% of the Fund’s average daily net assets. The Fund’s required broad-based securities market index will remain the MSCI EAFE Index.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF (renamed Xtrackers Bloomberg Developed Markets ex US Equity ETF effective September 14, 2026), Xtrackers MSCI Emerging Markets Select ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers RREEF Global Natural Resources ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF (renamed Xtrackers Bloomberg Developed Markets ex US Equity ETF effective September 14, 2026), Xtrackers MSCI Emerging Markets Select ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers RREEF Global Natural Resources ETF (collectively referred to as the “Funds”), (seven of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seven of the funds constituting DBX ETF Trust) at August 31, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Xtrackers MSCI Emerging Markets Select ETF

Xtrackers MSCI EAFE Selection Equity ETF (renamed Xtrackers Bloomberg Developed Markets ex US Equity ETF effective September 14, 2026)

Xtrackers MSCI USA Selection Equity ETF

	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the five years in the period ended August 31, 2026

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the four years in the period ended August 31, 2026 and for the period June 28, 2022 (commencement of operations) through August 31, 2022

Xtrackers MSCI USA Climate Action Equity ETF	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the three years in the period ended August 31, 2026 and for the period April 4, 2023 (commencement of operations) through August 31, 2023

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Report of Independent Registered Public Accounting Firm (Continued)

Xtrackers RREEF Global Natural Resources ETF	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the two years in the period ended August 31, 2026 and for the period February 27, 2024 (commencement of operations) through August 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 22, 2026

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF (now Xtrackers Bloomberg Developed Markets ex US Equity ETF), Xtrackers MSCI Emerging Markets Select ETF (formerly, Xtrackers MSCI Emerging Markets Climate Selection ETF), Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 12-13, 2026 (the “Meeting”), the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF, Xtrackers MSCI Emerging Markets Select ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (each a “Fund,” and collectively, the “Funds”) for another annual period ending on May 31, 2027. The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the Investment Advisory Agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) for Funds with three years of performance history as of December 31, 2025, each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on May 12, 2026 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the Meeting.

The Independent Trustees also noted that they had received and took into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to approve the continuation of the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fees; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as

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portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge, as applicable. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board noted that the advisory fees and total expenses (after waivers/reimbursements, as applicable) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group. The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ operating expenses (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board

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determined that the Funds were not profitable at this time. The Board considered whether the Advisor would benefit in other ways from its relationship with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that Xtrackers MSCI Emerging Markets Select ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

Xtrackers RREEF Global Natural Resources ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC and Investment Sub-Advisory Agreement with RREEF America L.L.C.

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 12-13, 2026 (the “Meeting”) the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement and Investment Sub-Advisory Agreement with respect to Xtrackers RREEF Global Natural Resources ETF (the “Fund”) for another annual period ending May 31, 2027. The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement and the Investment Sub-Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) and RREEF America L.L.C. (“RREEF” or “Sub-Advisor”), an affiliate of the Advisor, for purposes of reviewing the Investment Advisory Agreement’s and Investment Sub-Advisory Agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding fee and expense information for the Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (the “Peer Group”). The Independent Trustees met with representatives of the Advisor on May 12, 2026 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the Meeting.

The Independent Trustees also noted that they had received and took into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of the Fund’s investment performance and related financial information, presentations given by DBX and RREEF, as well as periodic reports from DBX on brokerage commissions, portfolio execution and other services provided to the Fund.

In reaching its decision to approve the continuation of the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Fund and its shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Fund; (5) the extent to which economies of scale have been realized, and if the Fund’s shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

In reaching its decision to approve the continuation of the Investment Sub-Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Fund and its shareholders; (2) the performance of RREEF with respect to its management of the Fund, as well as RREEF’s

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financial resources and its resulting ability to perform its obligations under the Investment Sub-Advisory Agreement; (3) the total cost of the services provided by RREEF from its relationship with the Fund; (4) the extent to which economies of scale have been realized, and if the Fund’s shareholders have benefitted from those economies; and (5) fall out benefits, if any, enjoyed by the Sub-Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. The Board also considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operation. The Board also considered the role played by the Advisor in working with RREEF to manage the Fund’s portfolio, noting that the Advisor provides oversight of day-to-day operations and other services, including providing trading services and services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund. The Board considered the information the Sub-Advisor had provided regarding the Fund’s investment performance in response to the Board’s requests prior to the Meeting.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Advisor in supervising the Sub-Advisor and third party service providers to the Fund, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Fund’s compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared the Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group and noted that the Fund’s fee is below the average and median fee of the ETFs in the Fund’s Peer Group. The Board accordingly noted that the Fund’s fee is competitive with the fees of its Peer Group.

The Board considered that the fee for the Fund is a unitary fee pursuant to which the Advisor pays all of the Fund’s operating expenses (subject to certain specified exceptions). The Board considered that the Fund’s fee had been priced to scale when it was established. The Board also considered that the Fund’s portfolio is managed on a day-to-day basis by the Sub-Advisor,

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which receives a fee from the Advisor. The Board considered the allocation of responsibilities between the Advisor and Sub-Advisor and noted that the Advisor provides oversight of day-to-day operations and other services, including providing trading services and services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services to the Fund and the information provided by the Advisor to the Board regarding the Fund’s profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Fund, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that the Fund was not profitable at this time. The Board considered whether the Advisor would benefit in other ways from its relationship with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Fund.

Economies of Scale. The Board considered that the Fund was not experiencing economies of scale at this time and determined to revisit this matter after the Fund had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

Nature, Extent and Quality of Services. In considering the nature, extent and quality of services that RREEF provides to the Fund, the Board reviewed in detail the nature, extent and quality of services provided by RREEF under the Investment Sub-Advisory Agreement. In doing so, the Board considered the information it had received from, and discussions the Board and the Advisor had with, the Sub-Advisor during the prior year, in addition to the information the Sub-Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous target allocation representing RREEF’s recommendations as to the securities to be purchased, sold or retained by the Fund, which RREEF continually reviews and adjusts as necessary on an ongoing daily basis.

The Board also considered RREEF’s operational capabilities and resources, and its experience in serving as investment sub-advisor to the Fund. The Board considered the professional experience, qualifications and performance of RREEF’s senior management and key professional personnel, as well as RREEF’s depth and breadth of experience in managing investment portfolios. In addition, the Board considered RREEF’s operational capabilities and resources.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by RREEF under the Investment Sub-Advisory Agreement are reasonable and appropriate in relation to the fees paid to RREEF, taking special consideration of the fact that the fees paid to RREEF are payable by the Advisor and not the Fund.

Performance of RREEF; RREEF’s Financial Resources. The Board considered RREEF’s performance in managing the Fund. The Board concluded that, given RREEF’s capabilities and experience in managing the Fund, Fund performance was acceptable.

The Board also considered RREEF’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that RREEF has the financial resources necessary to perform its obligations under the Investment Sub-Advisory Agreement.

Reasonableness of Sub-Advisory Fee. The Board considered that the fee paid to RREEF in respect of the Fund is paid by the Advisor and not the Fund. Based on its review, the Board concluded that the fees agreed upon with RREEF are reasonable in light of the nature and quality of investment advisory services rendered for the Fund. The Board reached its conclusion based in part on the aggregate fees paid by the Fund, the fact that the sub-advisory fee is paid by the Advisor and not the Fund, and fees paid by comparable funds to advisors.

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Costs of Services and Profitability. The Board considered information regarding the estimated enterprise-wide profitability of DBX and its affiliates with respect to all services they provided to the Fund. The Board also considered that the overall fees paid by the Fund remained reasonable.

The Board also considered whether RREEF would benefit in other ways from its relationship with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Sub-Advisor related to the operation of the Fund.

Economies of Scale. The Board considered that the Fund was not experiencing economies of scale at this time and determined to revisit this matter after the Fund had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust | 89

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended August 31, 2026.

	Qualified Dividend Income*	Dividends Received Reduction*

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	35%	—%

Xtrackers MSCI EAFE Selection Equity ETF	75%	5%

Xtrackers MSCI Emerging Markets Select ETF	58%	—%

Xtrackers MSCI USA Climate Action Equity ETF	100%	100%

Xtrackers MSCI USA Selection Equity ETF	100%	100%

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	95%	95%

Xtrackers RREEF Global Natural Resources ETF	100%	55%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$1,115,759	$189,934

Xtrackers MSCI EAFE Selection Equity ETF	1,762,448	144,741

Xtrackers MSCI Emerging Markets Select ETF	20,174,750	2,926,691

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(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not Applicable. The Independent Trustees are paid by the Advisor out of the unitary advisory fee. See Note 3 to the Financial Statements under Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7(a).

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
Principal Executive Officer

Date November 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
Principal Executive Officer

Date November 4, 2026

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Principal Financial Officer

Date November 4, 2026